================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                                   ----------

                              SPDR(R) SERIES TRUST
                     (FORMERLY STREETTRACKS(R) SERIES TRUST)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 One Lincoln Street, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                            One Lincoln Street/LCC 6
                           Boston, Massachusetts 02111

                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257



Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2007

ITEM 1.  REPORTS TO SHAREHOLDERS.

Annual Reports dated June 30, 2007

ANNUAL REPORT June 30, 2007















(SPDRS(SM) GRAPHIC)
STATE STREET GLOBAL ADVISORS                  PRECISE IN A WORLD THAT ISN'T.(SM)

TABLE OF CONTENTS




PRESIDENT'S LETTER...............................................    1
MANAGEMENT DISCUSSIONS OF FUND PERFORMANCE
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW).....................    2
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR)........................    6
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG).................   10
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV)..................   14
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM)..........................   18
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)...................   22
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV)....................   26
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC)........................   30
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG).................   34
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV)..................   38
  SPDR(R) DJ GLOBAL TITANS ETF (DGT).............................   42
  DJ WILSHIRE REIT ETF (RWR).....................................   46
  KBW BANK ETF (KBE).............................................   50
  KBW CAPITAL MARKETS ETF (KCE)..................................   54
  KBW INSURANCE ETF (KIE)........................................   58
  MORGAN STANLEY TECHNOLOGY ETF (MTK)............................   62
  SPDR(R) S&P(R) DIVIDEND ETF (SDY)..............................   66
  SPDR(R) S&P(R) BIOTECH ETF (XBI)...............................   70
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB)..........................   74
  SPDR(R) S&P(R) METALS & MINING ETF (XME).......................   78
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES)........   82
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF (XOP)....   86
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH).......................   90
  SPDR(R) S&P(R) RETAIL ETF (XRT)................................   94
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD).........................   98
  KBW REGIONAL BANKING(SM) ETF (KRE).............................  102
SUMMARY SCHEDULES OF INVESTMENTS
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW).....................  106
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR)........................  109
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG).................  112
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV)..................  115
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM)..........................  117
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)...................  120
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV)....................  123
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC)........................  125
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG).................  128
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV)..................  131
SCHEDULES OF INVESTMENTS
  SPDR(R) DJ GLOBAL TITANS ETF (DGT).............................  134
  DJ WILSHIRE REIT ETF (RWR).....................................  135
  KBW BANK ETF (KBE).............................................  136

  KBW CAPITAL MARKETS ETF (KCE)..................................  137
  KBW INSURANCE ETF (KIE)........................................  138
  MORGAN STANLEY TECHNOLOGY ETF (MTK)............................  139
  SPDR(R) S&P(R) DIVIDEND ETF (SDY)..............................  140
  SPDR(R) S&P(R) BIOTECH ETF (XBI)...............................  141
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB)..........................  142
  SPDR(R) S&P(R) METALS & MINING ETF (XME).......................  143
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES)........  144
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF (XOP)....  145
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH).......................  146
  SPDR(R) S&P(R) RETAIL ETF (XRT)................................  147
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD).........................  148
  KBW REGIONAL BANKING(SM) ETF (KRE).............................  149
FINANCIAL STATEMENTS.............................................  150
FINANCIAL HIGHLIGHTS.............................................  172
NOTES TO FINANCIAL STATEMENTS....................................  186
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........  200
OTHER INFORMATION................................................  201

                        (streetTRACKS Logo/annual report)
                       PRESIDENT'S LETTER TO SHAREHOLDERS



Dear Shareholders,

Enclosed, please find a copy of the annual report as of June 30, 2007. The six months that have elapsed since my last letter have been filled with a number of exciting additions to our family of SPDR exchange-traded funds.

State Street has launched sixteen new SPDR ETFs so far in 2007 offering investors exposure to segments of the global stock markets as well as a suite of fixed income products.

NEW INTERNATIONAL AND EMERGING MARKET SPDRS

International SPDRs launched cover key segments of the developed international and global markets and include:

     - SPDR(R) S&P(R) International Small Cap ETF (Ticker Symbol:  GWX)
     - SPDR(R) MSCI ACWI ex-US ETF (Ticker Symbol:  CWI)
     - SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF (Ticker
       Symbol:  GII) and
     - SPDR(R) S&P(R) World ex-US ETF (Ticker Symbol:  GWL)

State Street has also introduced its new emerging markets ETF line-up providing a competitively distinct array of SPDRs that offer exposure to virtually the entire emerging markets universe, key regions and China.

     - SPDR(R) S&P(R) Emerging Markets ETF (Ticker Symbol:  GMM)
     - SPDR(R) S&P(R) Emerging Latin America ETF (Ticker Symbol:  GML)
     - SPDR(R) S&P(R) Emerging Middle East & Africa ETF (Ticker Symbol:  GAF)
     - SPDR(R) S&P(R) Emerging Europe ETF (Ticker Symbol:  GUR)
     - SPDR(R) S&P(R) Emerging Asia Pacific ETF (Ticker Symbol:  GMF)
     - SPDR(R) S&P(R) China ETF (Ticker Symbol:  GXC) and
     - SPDR(R) S&P(R) BRIC 40 ETF (Ticker Symbol:  BIK)

NEW FIXED INCOME SPDRS

State Street also introduced fixed income SPDRs to provide bond and cash exposure at highly competitive expense ratios.

Fixed Income SPDRs launched include:

     - SPDR(R) Barclays Capital TIPS ETF (Ticker Symbol:  IPE)
     - SPDR(R) Lehman 1-3 Month T-Bill ETF (Ticker Symbol:  BIL)
     - SPDR(R) Lehman Aggregate Bond ETF (Ticker Symbol:  LAG)
     - SPDR(R) Lehman Intermediate Term Treasury ETF (Ticker Symbol:  ITE)
     - SPDR(R) Lehman Long Term Treasury ETF (Ticker Symbol:  TLO)

Each of these new ETFs is created to meet the demands of our investors, and in the months ahead, we look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios. Given State Street's heritage as the industry's pioneer, my colleagues and I take great pride in these new additions to our SPDR family and we look forward to continue helping you reach your investment goals in the days ahead. On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,
James Ross
President

                        (streetTRACKS Logo/Annual Report)
                      SPDR DJ WILSHIRE TOTAL MARKET ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Total Market ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire 5000 Composite Index (the " Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in an optimized portfolio of stocks to track the Index.

The performance of the Fund for the year ended June 30, 2007, was 20.06% versus the Index return of 20.40%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The Fund offered double digit returns across each of its sectors for the past 12 months as stocks climbed higher across various segments of the market. Given this phenomenon, the return spread between large cap and small cap names was minimal. While only making up about 3% of the benchmark, Telecommunication stocks lead the pack. Within this sector, AT&T Inc., which makes up more than 1% of the Index, had the largest impact on performance. Significant gains among the Materials and Energy sectors of the market drove performance up further. With gasoline demand remaining strong and Middle East tension escalating, oil production and service companies benefited as prices stayed firm. Additionally, increased global demand from growing economies like China and India, coupled with dollar weakness, boosted prices for industrial metals. While still positive, financial stocks offered the weakest returns over the past 12 months. Shares of related stocks suffered as the rise in credit concerns have put these stocks on the defensive.

                        (streetTRACKS Logo/Annual Report)
            SPDR DJ WILSHIRE TOTAL MARKET ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/4/00, 10/10/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE TOTAL MARKET ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.20%.

PERFORMANCE AS OF JUNE 30, 2007



 -----------------------------------------------------------------------------------------------------------------------------

                                                                         CUMULATIVE TOTAL RETURN

                                          ------------------------------------------------------------------------------------
                                              NET ASSET          MARKET       DOW JONES WILSHIRE 5000  DOW JONES WILSHIRE 5000
                                                VALUE             VALUE           COMPOSITE INDEX         BLENDED INDEX (2)
 -----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                     20.06%            19.97%                20.40%                   20.40%

 -----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                  41.35%            41.23%                43.28%                   42.60%
 -----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                   64.55%            64.40%                75.95%                   66.93%
 -----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                        23.08%            23.02%                25.43%                   25.74%
 -----------------------------------------------------------------------------------------------------------------------------







 -----------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------

                                                                       AVERAGE ANNUAL TOTAL RETURN

                                          ------------------------------------------------------------------------------------
                                              NET ASSET          MARKET       DOW JONES WILSHIRE 5000  DOW JONES WILSHIRE 5000
                                                VALUE             VALUE           COMPOSITE INDEX         BLENDED INDEX (2)
 -----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                     20.06%            19.97%                20.40%                   20.40%
 -----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                  12.23%            12.20%                12.74%                   12.56%
 -----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                   10.47%            10.45%                11.96%                   10.79%
 -----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                         3.13%             3.12%                 3.42%                    3.38%



 (1) For the period October 4, 2000 to June 30, 2007.
 (2) A blended index return comprised of the Fortune 500 Index through 6/13/05 and the Dow Jones Wilshire 5000 Index return from 6/14/05 through 6/30/07.

                        (streetTRACKS Logo/Annual Report)
      SPDR DJ WILSHIRE TOTAL MARKET ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE TOTAL MARKET ETF (BASED ON NET ASSET VALUE)



LINE GRAPH

                        SPDR DJ         DOW JONES
                    WILSHIRE TOTAL    WILSHIRE 5000
                      MARKET ETF      BLENDED INDEX
                          (A)              (B)
                    --------------    -------------


10/4/00                10000.00          10000.00
                       10061.00           9786.00
                        9407.04           8812.29
12/31/00                9467.24           8970.03
                        9761.67           9314.48
                        9017.83           8431.47
3/31/01                 8515.54           7863.19
                        9116.84           8510.33
                        9187.95           8596.28
6/30/01                 8978.46           8451.87
                        8929.08           8312.41
                        8379.05           7809.51
9/30/01                 7763.19           7106.65
                        7857.12           7289.29
                        8441.69           7846.20
12/31/01                8498.25           7985.86
                        8412.42           7886.83
                        8280.35           7724.37
3/31/02                 8561.88           8062.69
                        8077.28           7670.85
                        8017.50           7580.33
6/30/02                 7479.53           7045.92
                        6940.26           6478.02
                        6982.59           6516.24
9/30/02                 6227.77           5862.66
                        6747.17           6311.15
                        7096.67           6692.34
12/31/02                6696.42           6320.25
                        6507.58           6162.24
                        6393.05           6056.07
3/31/03                 6466.57           6125.71
                        6992.30           6628.02
                        7318.14           7031.67
6/30/03                 7422.06           7135.03
                        7555.28           7308.41
                        7669.97           7481.62
9/30/03                 7592.74           7400.82
                        8009.58           7851.53
                        8061.64           7962.24
12/31/03                8478.43           8320.54
                        8602.21           8505.26
                        8726.94           8629.43
3/31/04                 8592.55           8537.10
                        8473.11           8354.40
                        8552.76           8469.69
6/30/04                 8705.85           8650.95
                        8448.16           8328.27
                        8493.78           8356.58
9/30/04                 8560.03           8491.96
                        8670.46           8629.53
                        9018.14           9031.66
12/31/04                9327.47           9357.71
                        9147.35           9111.60
                        9363.14           9311.14
3/31/05                 9204.15           9149.13
                        9043.08           8946.93
                        9312.56           9286.02
6/30/05                 9363.78           9361.24
                        9754.25           9748.79
                        9674.27           9661.06
9/30/05                 9758.43           9738.34
                        9582.78           9559.16
                        9954.59           9940.57
12/31/05                9973.51           9954.49
                       10307.60          10308.90
                       10290.10          10305.80
3/31/06                10460.90          10495.40
                       10563.40          10611.90
                       10230.70          10271.30
6/30/06                10250.10          10289.70
                       10240.60          10277.40
                       10482.20          10517.90
9/30/06                10721.20          10749.30
                       11099.50          11139.50
                       11333.20          11393.50
12/31/06               11460.00          11524.50
                       11673.20          11742.30
                       11472.60          11556.80
3/31/07                11604.00          11685.00
                       12069.50          12152.50
                       12508.10          12598.50
6/30/07                12308.00          12574.00

                        (streetTRACKS Logo/Annual Report)
             SPDR DJ WILSHIRE TOTAL MARKET ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              EXXON MOBIL     GENERAL          MICROSOFT
                                           CORP.           ELECTRIC CO.     CORP.         CITIGROUP, INC.     AT&T, INC.
 ---------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $3,696,256      2,993,840        2,036,259     1,934,710           1,926,264
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        2.8%            2.3              1.6           1.5                 1.5
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels           8.2%
Pharmaceuticals                       5.1
Insurance                             4.7
Diversified Financial Services        4.2
Commercial Banks                      3.8
Computers & Peripherals               3.6
Media                                 3.6
Software                              3.5
Capital Markets                       3.3
Industrial Conglomerates              3.2
Semiconductors & Semiconductor
  Equipment                           2.8
Diversified Telecommunication
  Services                            2.6
Communications Equipment              2.5
Energy Equipment & Services           2.4
Health Care Providers &
  Services                            2.4
Aerospace & Defense                   2.1
Machinery                             2.1
Real Estate Investment Trusts         2.1
Specialty Retail                      2.1
Food & Staples Retailing              2.0
Hotels, Restaurants & Leisure         1.9
Electric Utilities                    1.7
Health Care Equipment &
  Supplies                            1.7
Household Products                    1.7
Beverages                             1.6
Biotechnology                         1.5
Chemicals                             1.5
Food Products                         1.4
Internet Software & Services          1.4
IT Services                           1.4
Thrifts & Mortgage Finance            1.4
Multiline Retail                      1.2
Metals & Mining                       1.1
Tobacco                               1.0
Commercial Services & Supplies        0.9
Multi-Utilities                       0.9
Road & Rail                           0.9
Wireless Telecommunication
  Services                            0.9
Consumer Finance                      0.8
Household Durables                    0.8
Electronic Equipment &
  Instruments                         0.7
Air Freight & Logistics               0.6
Life Sciences Tools & Services        0.6
Electrical Equipment                  0.5
Independent Power Producers &
  Energy Traders                      0.5
Textiles, Apparel & Luxury
  Goods                               0.5
Automobiles                           0.4
Diversified Consumer Services         0.4
Internet & Catalog Retail             0.4
Auto Components                       0.3
Containers & Packaging                0.3
Leisure Equipment & Products          0.3
Paper & Forest Products               0.3
Airlines                              0.2
Building Products                     0.2
Construction & Engineering            0.2
Construction Materials                0.2
Gas Utilities                         0.2
Office Electronics                    0.2
Personal Products                     0.2
Health Care Technology                0.1
Real Estate Management &
  Development                         0.1
Trading Companies &
  Distributors                        0.1
Water Utilities                       0.1
Distributors                          0.0**
Short Term Investments                0.3
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                        SPDR DJ WILSHIRE LARGE CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Large Cap ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund as of the year ended June 30, 2007, was 20.50% versus the Index return of 20.81%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

All 10 economic sectors posted double digit gains during the year, lead by Telecommunication Services, Materials and Energy. Telecoms were boosted by merger activity, while Energy and Materials companies posted strong results on the back of high commodity prices. Financials posted the smallest gain. A number of stocks in the sector were impacted by exposure to the weak housing market through mortgage loans, and more specifically subprime loans. The big Wall Street firms and the REITs posted solid gains during the year, more than offsetting the subprime issues.

Exxon Mobil Corp. was the largest contributor to return during the year. The stock gained significantly and this, combined with its large weighting, contributed to the Index return. The company posted large profits, benefiting from the rise in energy prices. Chevron Corp. also rose significantly, contributing to the return. A notable performer during the year was Apple, Inc. Company earnings increased on its successful iPods and iMacs. Additionally, consumers interest in the new iPhone was very high at the end of the year. The stock contributed significantly to the return to the Index. The biggest detractors from performance were Yahoo!, Inc., Amgen, Inc. and Starbucks Corp. Each company had disappointing results during the year, and investors reacted, but their impact to the Index was muted by relatively small weights.

                        (streetTRACKS Logo/Annual Report)
              SPDR DJ WILSHIRE LARGE CAP ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.20%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET           DOW JONES WILSHIRE LARGE CAP
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       20.50%                20.31%                      20.81%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          27.09%                26.98%                      27.55%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET           DOW JONES WILSHIRE LARGE CAP
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       20.50%                20.31%                      20.81%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          15.70%                15.64%                      15.72%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
        SPDR DJ WILSHIRE LARGE CAP ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP ETF (BASED ON NET ASSET VALUE)



(Line Graph


                          SPDR DJ          DOW JONES
                       WILSHIRE LARGE    WILSHIRE LARGE
                          CAP ETF          CAP INDEX
                            (A)               (B)
                       --------------    --------------


11/8/05                      10000             10000
11/30/05                     10266             10267
12/31/05                   10277.3           10280.3
1/31/06                    10569.2           10574.4
2/28/06                    10570.2           10573.3
3/31/06                    10717.2           10721.3
4/30/06                      10850           10855.3
5/31/06                    10532.1           10539.5
6/30/06                    10547.9           10556.3
7/31/06                      10587           10598.5
8/31/06                    10829.7           10846.5
9/30/06                    11095.9           11112.3
10/31/06                   11466.7           11486.8
11/30/06                   11706.7           11730.3
12/31/06                   11859.9           11885.1
1/31/07                    12071.6           12100.3
2/28/07                      11850           11878.8
3/31/07                    11979.7           12010.7
4/30/07                      12482           12518.7
5/31/07                    12923.2           12965.7
6/30/07                      12709             12755

                        (streetTRACKS Logo/Annual Report)
               SPDR DJ WILSHIRE LARGE CAP ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION
                                           EXXON MOBIL     GENERAL                                             MICROSOFT
                                           CORP.           ELECTRIC CO.     AT&T, INC.     CITIGROUP, INC.     CORP.
 -----------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $336,946        277,721          180,525        179,464             176,908

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.3%            2.7              1.8            1.7                 1.7
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels           8.5%
Pharmaceuticals                       5.8
Insurance                             5.6
Diversified Financial Services        4.9
Computers & Peripherals               3.7
Industrial Conglomerates              3.7
Media                                 3.6
Capital Markets                       3.5
Commercial Banks                      3.5
Software                              3.1
Diversified Telecommunication
  Services                            2.9
Semiconductors & Semiconductor
  Equipment                           2.6
Communications Equipment              2.4
Aerospace & Defense                   2.3
Energy Equipment & Services           2.3
Health Care Providers &
  Services                            2.3
Food & Staples Retailing              2.2
Specialty Retail                      2.0
Beverages                             1.9
Household Products                    1.9
Electric Utilities                    1.8
Health Care Equipment &
  Supplies                            1.7
Hotels, Restaurants & Leisure         1.7
Machinery                             1.7
Chemicals                             1.6
Real Estate Investment Trusts         1.6
Biotechnology                         1.4
Food Products                         1.4
Internet Software & Services          1.4
IT Services                           1.4
Thrifts & Mortgage Finance            1.4
Tobacco                               1.2
Multi-Utilities                       1.1
Multiline Retail                      1.0
Consumer Finance                      0.9
Metals & Mining                       0.9
Wireless Telecommunication
  Services                            0.9
Commercial Services & Supplies        0.7
Road & Rail                           0.7
Air Freight & Logistics               0.6
Household Durables                    0.6
Independent Power Producers &
  Energy Traders                      0.6
Electrical Equipment                  0.5
Electronic Equipment &
  Instruments                         0.4
Life Sciences Tools & Services        0.4
Textiles, Apparel & Luxury
  Goods                               0.4
Automobiles                           0.3
Internet & Catalog Retail             0.3
Paper & Forest Products               0.3
Airlines                              0.2
Auto Components                       0.2
Building Products                     0.2
Containers & Packaging                0.2
Diversified Consumer Services         0.2
Leisure Equipment & Products          0.2
Personal Products                     0.2
Construction & Engineering            0.1
Construction Materials                0.1
Distributors                          0.1
Gas Utilities                         0.1
Health Care Technology                0.1
Office Electronics                    0.1
Real Estate Management &
  Development                         0.1
Trading Companies &
  Distributors                        0.1
Short Term Investments                0.1
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                    SPDR DJ WILSHIRE LARGE CAP GROWTH ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Large Cap Growth ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of the Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 17.96% versus the Index return of 18.22%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Signs of recovery in large cap themes in the first half of the fiscal year did little for the relative performance of growth-oriented stocks. Growth plays showed some success in the first half of the fiscal year, and although 2006 was a relatively rough year, the Fund finished the year in positive territory. 2007 has proven to be a better time for large cap growth. With a rise in credit concerns putting financial stocks on the defensive, growth-oriented benchmarks outpaced value themes in the fourth quarter of the year to establish a more measurable advantage on a year-to-date basis.

Strong positive trends for equities in 2006 meant gains across all sectors, but the clear leader for 2006 was Telecommunications Services. Solid dividends, stable cash flow, and the prospective consolidation of BellSouth into AT&T, Inc. helped the sector recover from several years of sluggish performance. The top sector performer for the second fiscal quarter of the year was the Materials group, which used a strong December return to lift its three-month result. Fresh gains in metals names and renewed interest in chemicals were major contributing factors. For all of 2006, Materials also outperformed the S&P 500. Technology was also a stalwart for the last half of the year ended June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
          SPDR DJ WILSHIRE LARGE CAP GROWTH ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.20%.

PERFORMANCE AS OF JUNE 30, 2007



 -----------------------------------------------------------------------------------------------------------------------------

                                                                         CUMULATIVE TOTAL RETURN

                                          ------------------------------------------------------------------------------------
                                                                                                              DOW JONES
                                                                                                            U.S. LARGE CAP
                                                                                                            GROWTH INDEX/
                                                                                     DOW JONES                DOW JONES
                                              NET ASSET          MARKET          WILSHIRE LARGE CAP       WILSHIRE LARGE CAP
                                                VALUE             VALUE             GROWTH INDEX           GROWTH INDEX (2)
 -----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                      17.96%            17.52%               18.22%                   18.22%

 -----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                   24.34%            24.05%               32.45%                   25.12%
 -----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                    45.66%            46.63%               62.27%                   47.15%
 -----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                        -38.34%           -38.41%              -20.80%                  -37.51%
 -----------------------------------------------------------------------------------------------------------------------------






 -----------------------------------------------------------------------------------------------------------------------------

                                                                       AVERAGE ANNUAL TOTAL RETURN

                                          ------------------------------------------------------------------------------------
                                                                                                              DOW JONES
                                                                                                            U.S. LARGE CAP
                                                                                                            GROWTH INDEX/
                                                                                     DOW JONES                DOW JONES
                                              NET ASSET          MARKET          WILSHIRE LARGE CAP       WILSHIRE LARGE CAP
                                                VALUE             VALUE             GROWTH INDEX           GROWTH INDEX (2)
 -----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                     17.96%            17.52%                18.22%                   18.22%
 -----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                   7.53%             7.45%                 9.82%                    7.76%
 -----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                    7.81%             7.96%                10.17%                    8.03%
 -----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                        -6.90%            -6.91%                -3.39%                   -6.65%
 -----------------------------------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to June 30, 2007.
 (2) A blended index return comprised of the Dow Jones U.S. Large Cap Growth Index through 10/31/05 and the Dow Jones Wilshire Large Cap Growth Index return from 11/1/05 through 6/30/07.

                        (streetTRACKS Logo/Annual Report)
    SPDR DJ WILSHIRE LARGE CAP GROWTH ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP GROWTH ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                         DOW JONES
                                         U.S. LARGE
                                         CAP GROWTH
                        SPDR DJ       INDEX/DOW JONES
                    WILSHIRE LARGE     WILSHIRE LARGE
                      CAP GROWTH         CAP GROWTH
                        ETF (A)          INDEX (B)
                    --------------    ---------------


9/25/00                10000.00           10000.00
                        9800.00            9799.00
                        9285.50            9287.49
                        7792.86            7793.13
12/31/00                7394.87            7394.91
                        8050.80            8055.27
                        6528.39            6532.02
3/31/01                 5703.21            5706.37
                        6512.27            6517.82
                        6406.12            6413.53
6/30/01                 6251.80            6260.25
                        5971.10            5980.42
                        5339.35            5347.69
9/30/01                 4696.50            4704.36
                        4971.71            4981.45
                        5566.33            5579.22
12/31/01                5497.86            5511.55
                        5424.74            5438.79
                        5132.89            5146.19
3/31/02                 5244.27            5259.40
                        4737.67            4751.87
                        4609.76            4624.52
6/30/02                 4232.68            4246.23
                        3951.63            3963.44
                        3974.15            3986.82
9/30/02                 3505.60            3518.37
                        3881.75            3896.94
                        4126.30            4140.50
12/31/02                3757.00            3770.76
                        3652.55            3666.31
                        3689.08            3703.70
3/31/03                 3779.83            3796.30
                        4063.32            4082.54
                        4200.66            4221.34
6/30/03                 4248.55            4270.31
                        4364.79            4388.17
                        4438.16            4462.33
9/30/03                 4377.13            4401.64
                        4651.58            4678.95
                        4682.75            4711.70
12/31/03                4853.20            4884.62
                        4932.30            4965.21
                        4958.45            4992.52
3/31/04                 4870.68            4905.15
                        4828.79            4863.95
                        4909.92            4946.64
6/30/04                 4957.54            4995.61
                        4692.31            4728.84
                        4673.08            4710.40
9/30/04                 4695.97            4734.42
                        4754.67            4795.03
                        4913.48            4955.66
12/31/04                5091.84            5138.52
                        4953.09            4998.75
                        4943.97            4990.26
3/31/05                 4839.31            4884.46
                        4734.30            4778.96
                        4960.12            5008.35
6/30/05                 4896.14            4944.24
                        5133.60            5185.03
                        5062.24            5113.47
9/30/05                 5066.80            5118.08
                        5046.02            5098.63
                        5253.92            5309.71
12/31/05                5250.24            5307.06
                        5417.73            5476.88
                        5353.80            5412.25
3/31/06                 5433.57            5493.98
                        5434.65            5495.63
                        5246.62            5305.48
6/30/06                 5228.25            5287.97
                        5133.93            5193.32
                        5263.10            5325.23
9/30/06                 5391.05            5455.69
                        5583.08            5651.55
                        5703.84            5775.32
12/31/06                5720.10            5792.65
                        5860.70            5936.31
                        5754.79            5829.45
3/31/07                 5789.61            5865.59
                        6032.20            6113.12
                        6248.21            6333.20
6/30/07                 6166.00            6249.00

                        (streetTRACKS Logo/Annual Report)
           SPDR DJ WILSHIRE LARGE CAP GROWTH ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              MICROSOFT      PROCTER &      JOHNSON &     CISCO             WAL-MART
                                           CORP.          GAMBLE CO.     JOHNSON       SYSTEMS, INC.     STORES, INC.
 ------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $7,568,868     5,864,450      5,392,736     5,116,741         3,696,580

 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.4%           2.6            2.4           2.3               1.7
 ------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Media                                 6.4%
Software                              6.2
Computers & Peripherals               5.2
Pharmaceuticals                       4.8
Energy Equipment & Services           4.5
Health Care Providers &
  Services                            4.3
Communications Equipment              4.2
Oil, Gas & Consumable Fuels           3.9
Food & Staples Retailing              3.7
Specialty Retail                      3.7
Insurance                             3.4
Semiconductors & Semiconductor
  Equipment                           3.4
Health Care Equipment &
  Supplies                            3.3
Household Products                    3.3
Biotechnology                         2.8
Internet Software & Services          2.7
Aerospace & Defense                   2.6
IT Services                           2.4
Hotels, Restaurants & Leisure         2.2
Machinery                             2.2
Beverages                             2.1
Capital Markets                       1.7
Multiline Retail                      1.7
Wireless Telecommunication
  Services                            1.5
Air Freight & Logistics               1.3
Consumer Finance                      1.3
Chemicals                             1.2
Metals & Mining                       1.1
Diversified Financial Services        1.0
Commercial Services & Supplies        0.9
Industrial Conglomerates              0.9
Real Estate Investment Trusts         0.9
Food Products                         0.7
Household Durables                    0.7
Life Sciences Tools & Services        0.7
Independent Power Producers &
  Energy Traders                      0.6
Internet & Catalog Retail             0.6
Textiles, Apparel & Luxury
  Goods                               0.6
Electronic Equipment &
  Instruments                         0.5
Airlines                              0.4
Automobiles                           0.4
Road & Rail                           0.4
Thrifts & Mortgage Finance            0.4
Construction & Engineering            0.3
Electrical Equipment                  0.3
Gas Utilities                         0.3
Personal Products                     0.3
Auto Components                       0.2
Containers & Packaging                0.2
Diversified Consumer Services         0.2
Multi-Utilities                       0.2
Office Electronics                    0.2
Real Estate Management &
  Development                         0.2
Building Products                     0.1
Commercial Banks                      0.1
Construction Materials                0.1
Diversified Telecommunication
  Services                            0.1
Electric Utilities                    0.1
Health Care Technology                0.1
Trading Companies &
  Distributors                        0.1
Short Term Investments                0.1
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                     SPDR DJ WILSHIRE LARGE CAP VALUE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Large Cap Value ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 22.90% versus the Index return of 23.21%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The broader Dow Jones Wilshire U.S. Large Cap Index posted consecutive gains in the first and second fiscal quarters of 7.19% and 7.68%, respectively. Signs of recovery in large cap themes did little for the relative performance of growth-oriented stocks, as fresh strength in financial issues boosted value benchmarks. Banks and brokers, shaking off the challenges of an inverted yield curve, continued to benefit from fee-driven business in the first half of the fiscal year.

Smaller stocks outperformed in the third fiscal quarter, helped first by an ongoing flurry of merger activity. Still, the late-winter hesitation in risk appetite helped large capitalization stocks recover a portion of their weakness relative to the small caps, with the Index posting a 0.93% gain for the third quarter of the year. The push toward large cap value continued in the fourth quarter of the year, with the Index posting a 5.77% gain, which lead to a six month return of 6.75%.

                        (streetTRACKS Logo/Annual Report)
           SPDR DJ WILSHIRE LARGE CAP VALUE ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.20%.

PERFORMANCE AS OF JUNE 30, 2007



 ----------------------------------------------------------------------------------------------------------------------------

                                                                        CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------------------------------
                                                                                    DOW JONES         DOW JONES U.S. LARGE
                                                                                     WILSHIRE          CAP VALUE INDEX/DOW
                                              NET ASSET            MARKET        LARGE CAP VALUE      JONES WILSHIRE LARGE
                                                VALUE              VALUE              INDEX            CAP VALUE INDEX (2)
 ----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                      22.90%             22.52%             23.21%                 23.21%

 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                   50.38%             50.07%             51.55%                 51.31%
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                    78.73%             78.38%             79.89%                 80.87%
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                         58.73%             58.46%             74.58%                 61.14%
 ----------------------------------------------------------------------------------------------------------------------------






 ----------------------------------------------------------------------------------------------------------------------------

                                                                      AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------------------------------
                                                                                    DOW JONES         DOW JONES U.S. LARGE
                                                                                     WILSHIRE          CAP VALUE INDEX/DOW
                                              NET ASSET            MARKET        LARGE CAP VALUE      JONES WILSHIRE LARGE
                                                VALUE              VALUE              INDEX            CAP VALUE INDEX (2)
 ----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                      22.90%             22.52%             23.21%                 23.21%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                   14.57%             14.49%             14.86%                 14.80%
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                    12.32%             12.27%             12.46%                 12.58%
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          7.07%              7.04%              8.59%                  7.23%
 ----------------------------------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to June 30, 2007.
 (2) A blended index return comprised of the Dow Jones U.S. Large Cap Value Index through 10/31/05 and the Dow Jones Wilshire Large Cap Value Index return from 11/1/05 through 6/30/07.

                        (streetTRACKS Logo/Annual Report)
     SPDR DJ WILSHIRE LARGE CAP VALUE ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP VALUE ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                         DOW JONES
                                         U.S. LARGE
                                         CAP VALUE
                        SPDR DJ       INDEX/DOW JONES
                    WILSHIRE LARGE     WILSHIRE LARGE
                       CAP VALUE         CAP VALUE
                        ETF (A)          INDEX (B)
                    --------------    ---------------


9/25/00                10000.00           10000.00
                       10175.00           10179.00
                       10518.90           10525.10
                       10244.40           10248.30
12/31/00               10591.70           10594.70
                       10512.20           10515.20
                       10166.40           10170.30
3/31/01                 9811.56            9819.43
                       10243.60           10255.40
                       10444.40           10458.50
6/30/01                10127.90           10141.60
                       10231.20           10248.10
                        9802.52            9817.65
9/30/01                 9422.18            9436.72
                        9313.82            9329.15
                        9791.62            9810.53
12/31/01                9924.79            9946.90
                        9673.69            9697.23
                        9660.15            9685.59
3/31/02                10079.40           10109.80
                        9501.85            9530.53
                        9569.31            9601.05
6/30/02                 8881.28            8908.82
                        8293.34            8321.73
                        8333.98            8364.17
9/30/02                 7418.07            7444.95
                        8096.08            8129.14
                        8538.13            8577.05
12/31/02                8175.26            8214.24
                        7974.97            8012.17
                        7710.20            7746.17
3/31/03                 7725.62            7764.76
                        8451.05            8496.98
                        8948.82            9000.85
6/30/03                 9135.85            9191.66
                        9144.16            9201.78
                        9185.13            9245.02
9/30/03                 9151.70            9211.74
                        9525.09            9590.34
                        9569.85            9637.34
12/31/03               10262.70           10340.90
                       10473.10           10554.90
                       10637.50           10722.70
3/31/04                10428.00           10512.60
                       10265.30           10349.60
                       10316.60           10403.50
6/30/04                10556.00           10647.90
                       10449.30           10541.50
                       10610.30           10705.90
9/30/04                10689.80           10787.30
                       10833.10           10934.00
                       11239.30           11347.30
12/31/04               11608.00           11725.10
                       11345.60           11461.30
                       11707.70           11831.50
3/31/05                11518.10           11635.10
                       11419.10           11536.20
                       11576.70           11697.70
6/30/05                11656.50           11779.60
                       11900.20           12029.30
                       11852.60           11982.40
9/30/05                12031.50           12163.40
                       11786.10           11916.40
                       12210.40           12347.80
12/31/05               12244.60           12383.60
                       12555.60           12700.70
                       12686.20           12835.30
3/31/06                12843.50           12998.30
                       13151.70           13312.80
                       12834.80           12993.30
6/30/06                12913.00           13073.90
                       13220.00           13387.70
                       13501.50           13676.80
9/30/06                13830.10           14013.30
                       14264.90           14457.50
                       14554.20           14755.30
12/31/06               14880.90           15090.30
                       15058.50           15271.40
                       14778.10           14988.80
3/31/07                15012.00           15230.20
                       15645.70           15877.50
                       16196.20           16441.10
6/30/07                15873.00           16114.00

                        (streetTRACKS Logo/Annual Report)
           SPDR DJ WILSHIRE LARGE CAP VALUE ETF  -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -----------------------------------------------------------------------------------------------------------------

  DESCRIPTION
                                           EXXON MOBIL
                                           CORP.           GENERAL ELECTRIC CO.     AT&T, INC.     CITIGROUP, INC.
 -----------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $9,832,078      8,104,948                5,269,504      5,250,044

 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        6.6%            5.4                      3.5            3.5
 -----------------------------------------------------------------------------------------------------------------


 -----------------------------------------------------------

  DESCRIPTION
                                           BANK OF
                                           AMERICA CORP.
 -----------------------------------------------------------


    MARKET VALUE                           4,528,632

 -----------------------------------------------------------
    % OF NET ASSETS                        3.0
 -----------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                          ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels          13.3%
Diversified Financial Services        9.0
Insurance                             7.2
Commercial Banks                      7.1
Pharmaceuticals                       6.8
Industrial Conglomerates              6.5
Diversified Telecommunication
  Services                            5.8
Capital Markets                       5.2
Electric Utilities                    3.4
Thrifts & Mortgage Finance            2.4
Tobacco                               2.4
Real Estate Investment Trusts         2.3
Food Products                         2.2
Multi-Utilities                       2.2
Chemicals                             2.1
Computers & Peripherals               2.1
Aerospace & Defense                   1.9
Semiconductors & Semiconductor
  Equipment                           1.9
Beverages                             1.7
Hotels, Restaurants & Leisure         1.2
Machinery                             1.2
Road & Rail                           1.1
Media                                 0.8
Metals & Mining                       0.8
Electrical Equipment                  0.7
Communications Equipment              0.6
Food & Staples Retailing              0.6
Household Durables                    0.6
Independent Power Producers &
  Energy Traders                      0.6
Paper & Forest Products               0.6
Consumer Finance                      0.5
Commercial Services & Supplies        0.4
Household Products                    0.4
Auto Components                       0.3
Automobiles                           0.3
Containers & Packaging                0.3
Health Care Providers &
  Services                            0.3
IT Services                           0.3
Leisure Equipment & Products          0.3
Specialty Retail                      0.3
Wireless Telecommunication
  Services                            0.3
Building Products                     0.2
Electronic Equipment &
  Instruments                         0.2
Multiline Retail                      0.2
Textiles, Apparel & Luxury
  Goods                               0.2
Airlines                              0.1
Construction Materials                0.1
Distributors                          0.1
Diversified Consumer Services         0.1
Health Care Equipment &
  Supplies                            0.1
Real Estate Management &
  Development                         0.1
Software                              0.1
Trading Companies &
  Distributors                        0.1
Short Term Investments                0.2
Other Assets & Liabilities            0.2

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                         SPDR DJ WILSHIRE MID CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Mid Cap ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund as of the year ended June 30, 2007, was 21.11% versus the Index return of 21.47%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The Index outperformed its small cap counterparts and returned similar performance to the large cap index for the year ended June 2007. Despite a strong economic outlook and prospects for earnings sustainability in the first half of the fiscal year, increasing volatility in 2007 related to credit concerns, energy prices, softening home sales, and yield curve inversion increased the risk aversion for investors seeking shelter in the larger cap names.

The stocks in the Index added 8.6% in the second quarter of the fiscal year. The success of the second quarter continued in the last half of the fiscal year, delivering returns of 5.1% and 6.3% in the third and fourth quarters respectively.

Each sector added value to the total return of the Index. The heavily weighted stocks in the Financial sector were able to deliver a decent return that contributed to the overall return. Transportation stocks performed the worst relative to the other industries.

                        (streetTRACKS Logo/Annual Report)
               SPDR DJ WILSHIRE MID CAP ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            DOW JONES WILSHIRE MID CAP
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       21.11%                21.22%                      21.47%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          31.91%                31.77%                      32.44%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            DOW JONES WILSHIRE MID CAP
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       21.11%                21.22%                      21.47%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.35%                18.28%                      18.36%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
         SPDR DJ WILSHIRE MID CAP ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                            DOW JONES
                           SPDR DJ        WILSHIRE MID
                      WILSHIRE MID CAP     CAP INDEX
                           ETF (A)            (B)
                      ----------------    ------------


11/8/05                    10000.0           10000.0
11/30/05                   10348.0           10348.0
12/31/05                   10438.0           10441.1
1/31/06                    10976.6           10975.7
2/28/06                    10962.4           10962.5
3/31/06                    11340.6           11346.2
4/30/06                    11389.3           11397.3
5/31/06                    10899.6           10907.2
6/30/06                    10893.0           10902.8
7/31/06                    10543.4           10555.0
8/31/06                    10776.7           10791.5
9/30/06                    10901.1           10917.7
10/31/06                   11320.1           11341.3
11/30/06                   11775.7           11801.8
12/31/06                   11823.8           11851.4
1/31/07                    12246.6           12279.2
2/28/07                    12311.0           12346.8
3/31/07                    12422.3           12460.3
4/30/07                    12876.2           12920.1
5/31/07                    13444.8           13495.1
6/30/07                    13191.0           13244.0

                        (streetTRACKS Logo/Annual Report)
                SPDR DJ WILSHIRE MID CAP ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ----------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              MCDERMOTT               RELIANT                          FOSTER
                                           INTERNATIONAL, INC.     ENERGY, INC.     AVAYA, INC.     WHEELER, LTD.
 ----------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $132,576                132,001          108,500         108,274

 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.5%                    0.5              0.4             0.4
 ----------------------------------------------------------------------------------------------------------------


 -------------------------------------------------------------

  DESCRIPTION                              MARTIN MARIETTA
                                           MATERIALS, INC.
 -------------------------------------------------------------


    MARKET VALUE                           98,508

 -------------------------------------------------------------
    % OF NET ASSETS                        0.4
 -------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Real Estate Investment Trusts         5.2%
Insurance                             4.8
Oil, Gas & Consumable Fuels           4.8
Machinery                             3.8
Specialty Retail                      3.8
Chemicals                             3.6
Health Care Providers &
  Services                            3.2
Electronic Equipment &
  Instruments                         3.1
Software                              3.1
Commercial Banks                      3.0
Health Care Equipment &
  Supplies                            3.0
Commercial Services & Supplies        2.8
Media                                 2.8
Multi-Utilities                       2.8
IT Services                           2.7
Containers & Packaging                2.4
Capital Markets                       2.2
Energy Equipment & Services           2.1
Electric Utilities                    2.0
Hotels, Restaurants & Leisure         2.0
Semiconductors & Semiconductor
  Equipment                           2.0
Life Sciences Tools & Services        1.9
Metals & Mining                       1.9
Gas Utilities                         1.7
Household Durables                    1.7
Pharmaceuticals                       1.7
Construction & Engineering            1.6
Electrical Equipment                  1.5
Diversified Consumer Services         1.4
Multiline Retail                      1.4
Road & Rail                           1.3
Thrifts & Mortgage Finance            1.3
Communications Equipment              1.2
Auto Components                       1.1
Biotechnology                         1.1
Food Products                         1.1
Computers & Peripherals               1.0
Industrial Conglomerates              0.9
Trading Companies &
  Distributors                        0.9
Airlines                              0.8
Diversified Telecommunication
  Services                            0.7
Health Care Technology                0.7
Paper & Forest Products               0.7
Textiles, Apparel & Luxury
  Goods                               0.7
Aerospace & Defense                   0.6
Beverages                             0.6
Building Products                     0.6
Construction Materials                0.6
Household Products                    0.5
Wireless Telecommunication
  Services                            0.5
Consumer Finance                      0.4
Leisure Equipment & Products          0.4
Real Estate Management &
  Development                         0.4
Food & Staples Retailing              0.3
Internet Software & Services          0.3
Personal Products                     0.3
Diversified Financial Services        0.2
Independent Power Producers &
  Energy Traders                      0.2
Water Utilities                       0.2
Air Freight & Logistics               0.1
Office Electronics                    0.1
Short Term Investments                0.2
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                     SPDR DJ WILSHIRE MID CAP GROWTH ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Mid Cap Growth ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund as of the year ended June 30, 2007, was 22.22% versus the Index return of 22.55%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The broader Dow Jones Wilshire Mid Cap Index outperformed its small cap counterparts and returned similar performance to the large cap index for the year ended June 2007. Despite a strong economic outlook and prospects for earnings sustainability in the first half of the fiscal year, increasing volatility in 2007 related to credit concerns, energy prices, softening home sales, and yield curve inversion increased the risk aversion for investors seeking shelter in the larger cap names.

The stocks in the Index were favored over value stocks for the year ended June 30, 2007. The Index delivered 22.55% outperforming the DJ Wilshire Mid Cap Value Index with a return of 20.03%. Growth stocks performed lower than the value stocks in the first half of the fiscal year but due to the credit concerns putting financial stocks on the defensive, growth oriented stocks outpaced value themes in June 2007 to establish a more measurable advantage for the last quarter of the fiscal year.

The stocks in the Index added 8.6% in the second quarter of the fiscal year. The success of the second quarter continued in the last half of the fiscal year, delivering returns of 5.1% and 8.4% in the third and fourth quarters respectively.

                        (streetTRACKS Logo/Annual Report)
           SPDR DJ WILSHIRE MID CAP GROWTH ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                DOW JONES WILSHIRE
                                                  VALUE                 VALUE               MID CAP GROWTH INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       22.22%                22.49%                      22.55%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          32.13%                32.03%                      32.68%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                DOW JONES WILSHIRE
                                                  VALUE                 VALUE               MID CAP GROWTH INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       22.22%                22.49%                      22.55%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.47%                18.42%                      18.49%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
     SPDR DJ WILSHIRE MID CAP GROWTH ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP GROWTH ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                  SPDR DJ        DOW JONES
                               WILSHIRE MID    WILSHIRE MID
                                CAP GROWTH      CAP GROWTH
                                  ETF (A)        INDEX (B)
                               ------------    ------------


11/8/2005                           10000           10000
11/30/2005                          10327           10329
12/31/2005                        10438.5         10443.7
1/31/2006                         11007.4         11002.4
2/28/2006                         10942.5           10943
3/31/2006                         11426.2         11433.2
4/30/2006                         11469.3         11481.2
5/31/2006                         10833.9         10847.5
6/30/2006                         10810.3         10826.9
7/31/2006                         10326.1         10342.9
8/31/2006                         10549.5         10570.5
9/30/2006                         10705.8           10729
10/31/2006                        11048.5         11075.5
11/30/2006                        11571.5         11603.8
12/31/2006                        11619.7         11652.6
1/31/2007                         12061.6         12098.9
2/28/2007                         12088.5         12129.1
3/31/2007                         12202.6         12246.8
4/30/2007                         12696.7         12746.5
5/31/2007                         13340.4         13397.8
6/30/2007                           13213           13268

                        (streetTRACKS Logo/Annual Report)
            SPDR DJ WILSHIRE MID CAP GROWTH ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ---------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                                      MARTIN              DOLLAR      JACOBS
                                           MCDERMOTT                               MARIETTA            GENERAL     ENGINEERING
                                           INTERNATIONAL, INC.     AVAYA, INC.     MATERIALS, INC.     CORP.       GROUP, INC.
 ---------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $230,907                191,235         173,685             171,809     170,172

 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.0%                    0.8             0.7                 0.7         0.7
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Specialty Retail                      6.2%
Oil, Gas & Consumable Fuels           5.7
Health Care Providers &
  Services                            5.5
Health Care Equipment &
  Supplies                            5.1
Software                              4.6
Commercial Services & Supplies        4.5
IT Services                           4.1
Electronic Equipment &
  Instruments                         3.3
Semiconductors & Semiconductor
  Equipment                           3.3
Hotels, Restaurants & Leisure         3.2
Life Sciences Tools & Services        3.2
Energy Equipment & Services           3.1
Media                                 3.0
Insurance                             2.8
Pharmaceuticals                       2.5
Machinery                             2.3
Biotechnology                         2.0
Electrical Equipment                  2.0
Computers & Peripherals               1.9
Chemicals                             1.8
Communications Equipment              1.8
Multiline Retail                      1.7
Diversified Consumer Services         1.6
Airlines                              1.5
Auto Components                       1.5
Gas Utilities                         1.5
Containers & Packaging                1.4
Health Care Technology                1.3
Construction & Engineering            1.2
Metals & Mining                       1.2
Trading Companies &
  Distributors                        1.2
Aerospace & Defense                   1.1
Capital Markets                       1.1
Construction Materials                1.1
Household Durables                    1.1
Industrial Conglomerates              1.0
Household Products                    0.9
Beverages                             0.8
Real Estate Management &
  Development                         0.8
Wireless Telecommunication
  Services                            0.8
Consumer Finance                      0.6
Internet Software & Services          0.6
Personal Products                     0.6
Road & Rail                           0.6
Food & Staples Retailing              0.5
Electric Utilities                    0.4
Textiles, Apparel & Luxury
  Goods                               0.4
Diversified Financial Services        0.3
Diversified Telecommunication
  Services                            0.3
Office Electronics                    0.3
Real Estate Investment Trusts         0.3
Air Freight & Logistics               0.2
Food Products                         0.1
Short Term Investments                0.1
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                      SPDR DJ WILSHIRE MID CAP VALUE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) DJ Wilshire Mid Cap Value ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund as of the year ended June 30, 2007, was 19.68% versus the Index return of 20.03%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The broader Dow Jones Wilshire Mid Cap Index outperformed its small cap counterparts and returned similar performance to the large cap index for the year ended June 30, 2007. Despite a strong economic outlook and prospects for earnings sustainability in the first half of the fiscal year, increasing volatility in 2007 related to credit concerns, energy prices, softening home sales, and yield curve inversion increased the risk aversion for investors seeking shelter in the larger cap names.

Growth stocks were favored over value stocks for the year ended June 30, 2007. The DJ Wilshire Mid Cap Growth Index delivered 22.55% outperforming the DJ Wilshire Mid Cap Value Index with a return of 20.03%. Value stocks performed higher than Growth stocks in the first half of the year, but were unable to sustain that advantage for the fourth quarter of the year due to credit concerns that put financial stocks on the defensive.

The stocks in the Index produced a respectable gain of 8.5% in the second quarter of the fiscal year. The success of the second quarter continued in the last half of the fiscal year.

                        (streetTRACKS Logo/Annual Report)
            SPDR DJ WILSHIRE MID CAP VALUE ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            DOW JONES WILSHIRE MID CAP
                                                  VALUE                 VALUE                   VALUE INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       19.68%                19.87%                      20.03%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          31.36%                31.33%                      31.90%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            DOW JONES WILSHIRE MID CAP
                                                  VALUE                 VALUE                   VALUE INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       19.68%                19.87%                      20.03%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.05%                18.03%                      18.07%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
      SPDR DJ WILSHIRE MID CAP VALUE ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP VALUE ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                          SPDR DJ        DOW JONES
                       WILSHIRE MID    WILSHIRE MID
                         CAP VALUE       CAP VALUE
                          ETF (A)        INDEX (B)
                       ------------    ------------


11/8/2005                 10000.0         10000.0
11/30/2005                10368.0         10366.0
12/31/2005                10438.5         10438.6
1/31/2006                 10946.9         10951.1
2/28/2006                 10976.4         10980.7
3/31/2006                 11241.0         11248.6
4/30/2006                 11294.9         11303.7
5/31/2006                 10962.8         10972.5
6/30/2006                 10976.0         10986.8
7/31/2006                 10778.6         10791.2
8/31/2006                 11022.1         11038.3
9/30/2006                 11113.6         11132.2
10/31/2006                11612.8         11636.4
11/30/2006                11999.1         12027.4
12/31/2006                12047.5         12077.9
1/31/2007                 12451.5         12540.5
2/28/2007                 12553.9         12571.9
3/31/2007                 12659.8         12693.8
4/30/2007                 13065.3         13115.3
5/31/2007                 13539.7         13595.3
6/30/2007                 13136.2         13190.0

                        (streetTRACKS Logo/Annual Report)
             SPDR DJ WILSHIRE MID CAP VALUE ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              RELIANT          FOSTER            DOMTAR      MEADWESTVACO     A.G. EDWARDS,
                                           ENERGY, INC.     WHEELER, LTD.     CORP.       CORP.            INC.
 -----------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $222,014         182,204           160,403     157,280          154,557

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.2%             1.0               0.9         0.8              0.8
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Real Estate Investment Trusts        11.2%
Insurance                             7.2
Commercial Banks                      6.7
Multi-Utilities                       6.2
Chemicals                             5.8
Machinery                             5.6
Electric Utilities                    3.9
Oil, Gas & Consumable Fuels           3.7
Containers & Packaging                3.6
Capital Markets                       3.5
Electronic Equipment &
  Instruments                         2.9
Thrifts & Mortgage Finance            2.8
Metals & Mining                       2.7
Media                                 2.6
Household Durables                    2.4
Food Products                         2.3
Construction & Engineering            2.1
Road & Rail                           2.1
Gas Utilities                         1.9
Paper & Forest Products               1.7
Building Products                     1.3
Diversified Telecommunication
  Services                            1.3
Software                              1.3
Textiles, Apparel & Luxury
  Goods                               1.2
Diversified Consumer Services         1.1
Multiline Retail                      1.1
Leisure Equipment & Products          1.0
Specialty Retail                      1.0
Electrical Equipment                  0.8
Energy Equipment & Services           0.8
Industrial Conglomerates              0.8
IT Services                           0.8
Commercial Services & Supplies        0.7
Pharmaceuticals                       0.6
Trading Companies &
  Distributors                        0.6
Auto Components                       0.5
Communications Equipment              0.5
Health Care Equipment &
  Supplies                            0.5
Hotels, Restaurants & Leisure         0.5
Independent Power Producers &
  Energy Traders                      0.5
Health Care Providers &
  Services                            0.4
  Life Sciences Tools &
     Services                         0.4
Semiconductors & Semiconductor
  Equipment                           0.4
Water Utilities                       0.4
Beverages                             0.2
Consumer Finance                      0.1
Short Term Investments                0.2
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                        SPDR DJ WILSHIRE SMALL CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Small Cap ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the total return of the Dow Jones Wilshire Small Cap Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund as of the year ended June 30, 2007, was 18.70% versus the Index return of 19.08%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as materials and energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The first half of the fiscal year was a rough road for small caps after the uncertainty of the central bank's policy sparked a correction, and budding relative strength in larger company stocks took a visible toll on small cap indexes. The Fund, however, ended the year on a positive note. Despite expanding caution in the bond world during the fourth fiscal quarter of the year, smaller stocks held impressively well on the equity side. With an abundance of short sellers trying to compress the elevated valuations of small caps, prices found ready support during market disruptions.

The top sector performer for the second quarter of the Fund's fiscal year was the Materials group, which used a strong December return to lift its three-month result. Fresh gains in metals names and renewed interest in chemicals were major contributing factors. Technology was also a stalwart for the last half of the year ended June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
              SPDR DJ WILSHIRE SMALL CAP ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET           DOW JONES WILSHIRE SMALL CAP
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       18.70%                19.14%                      19.08%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          32.34%                32.31%                      33.08%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET           DOW JONES WILSHIRE SMALL CAP
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       18.70%                19.14%                      19.08%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.58%                18.57%                      18.70%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
        SPDR DJ WILSHIRE SMALL CAP ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                           SPDR DJ          DOW JONES
                       WILSHIRE SMALL    WILSHIRE SMALL
                           CAP ETF          CAP INDEX
                             (A)               (B)
                       --------------    --------------


11/8/2005                    10000             10000
11/30/2005                   10353             10356
12/31/2005                 10359.2           10366.4
1/31/2006                  11169.3           11183.2
2/28/2006                  11144.7           11159.7
3/31/2006                  11656.3           11676.4
4/30/2006                  11687.7           11710.3
5/31/2006                  11113.9           11136.5
6/30/2006                  11150.5           11176.6
7/31/2006                  10798.3           10826.8
8/31/2006                  11052.8           11085.5
9/30/2006                    11124           11158.7
10/31/2006                 11705.9           11747.9
11/30/2006                 12079.9           12127.3
12/31/2006                 12078.6           12127.3
1/31/2007                    12383           12437.8
2/28/2007                  12383.3           12440.3
3/31/2007                  12529.6           12589.5
4/30/2007                  12859.5           12925.7
5/31/2007                  13433.4           13507.3
6/30/2007                    13234             13308

                        (streetTRACKS Logo/Annual Report)
               SPDR DJ WILSHIRE SMALL CAP ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ---------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                GAMESTOP                          THE
                                           FOSTER            CORP.         OWENS-ILLINOIS,     MANITOWOC     RITE AID
                                           WHEELER, LTD.     (CLASS A)     INC.                CO., INC.     CORP.
 ---------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $36,270           27,722        24,255              23,873        23,817

 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.4%              0.3           0.2                 0.2           0.2
 ---------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Real Estate Investment Trusts         6.1%
Oil, Gas & Consumable Fuels           6.0
Commercial Banks                      4.8
Insurance                             4.3
Machinery                             3.8
Commercial Services & Supplies        3.6
Semiconductors & Semiconductor
  Equipment                           3.3
Specialty Retail                      3.3
Health Care Equipment &
  Supplies                            3.0
Software                              2.9
Chemicals                             2.7
Energy Equipment & Services           2.7
Hotels, Restaurants & Leisure         2.7
Electronic Equipment &
  Instruments                         2.5
Communications Equipment              2.4
Health Care Providers &
  Services                            2.3
Media                                 2.2
Metals & Mining                       2.2
Biotechnology                         2.0
IT Services                           2.0
Diversified Consumer Services         1.6
Electrical Equipment                  1.6
Gas Utilities                         1.6
Internet Software & Services          1.6
Textiles, Apparel & Luxury
  Goods                               1.5
Aerospace & Defense                   1.4
Capital Markets                       1.4
Construction & Engineering            1.4
Road & Rail                           1.4
Thrifts & Mortgage Finance            1.4
Household Durables                    1.3
Electric Utilities                    1.1
Food Products                         1.1
Life Sciences Tools & Services        1.1
Computers & Peripherals               1.0
Food & Staples Retailing              1.0
Multi-Utilities                       1.0
Trading Companies &
  Distributors                        1.0
Pharmaceuticals                       0.9
Auto Components                       0.8
Building Products                     0.7
Containers & Packaging                0.7
Diversified Telecommunication
  Services                            0.7
Diversified Financial Services        0.6
Personal Products                     0.6
Airlines                              0.5
Industrial Conglomerates              0.5
Leisure Equipment & Products          0.5
Multiline Retail                      0.5
Air Freight & Logistics               0.4
Consumer Finance                      0.4
Internet & Catalog Retail             0.4
Marine                                0.4
Wireless Telecommunication
  Services                            0.4
Beverages                             0.3
Construction Materials                0.3
Health Care Technology                0.3
Paper & Forest Products               0.3
Real Estate Management &
  Development                         0.3
Automobiles                           0.2
Household Products                    0.2
Tobacco                               0.2
Water Utilities                       0.2
Distributors                          0.1
Office Electronics                    0.1
Transportation Infrastructure         0.1
Independent Power Producers &
  Energy Traders                      0.0**
Short Term Investments                0.2
Other Assets & Liabilities           (0.1)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                    SPDR DJ WILSHIRE SMALL CAP GROWTH ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Small Cap Growth ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 19.63% versus the Index return of 20.06%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rates hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The first half of the fiscal year was a rough road for small caps after the uncertainty of the central bank's policy sparked a correction. As investors narrowed their focus to large companies that could best withstand yield curve inversion and a potential rise in volatility, smaller stocks could not expand their already generous valuation, and performance lagged on a relative basis. Broad market strength helped the Dow Jones Wilshire Small Cap Index post a gain for the year, despite a modest loss in the first fiscal quarter of 1.59% and a second fiscal quarter gain of 8.58%.

Growth-oriented stocks started 2007 with a strong run, and looked to hold their gains as financial stocks came under pressure, but lackluster performance among many technology and consumer stocks, as well as a rebound in energy shares, produced no clear victory for either growth or value. The Index was helped by the strong performance of electronic and health technology over the last 12 months. The Index posted consecutive gains for the third and fourth fiscal quarters of 4.68% and 7.33%, respectively, which lead to a six- month return of 12.35% for the last half of the fiscal year.

                        (streetTRACKS Logo/Annual Report)
          SPDR DJ WILSHIRE SMALL CAP GROWTH ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 -----------------------------------------------------------------------------------------------------------------------------

                                                                         CUMULATIVE TOTAL RETURN

                                          ------------------------------------------------------------------------------------
                                                                                                              DOW JONES
                                                                                                        U.S. SMALL CAP GROWTH
                                                                                                           INDEX/DOW JONES
                                                                                                               WILSHIRE
                                              NET ASSET          MARKET          DOW JONES WILSHIRE     SMALL CAP GROWTH INDEX
                                                VALUE             VALUE        SMALL CAP GROWTH INDEX            (2)
 -----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                     19.63%            20.50%                20.06%                   20.06%

 -----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                  50.14%            50.56%                54.49%                   51.46%
 -----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                   94.95%            95.03%               118.99%                   97.63%
 -----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                         5.20%             5.38%                29.42%                    7.21%
 -----------------------------------------------------------------------------------------------------------------------------






 -----------------------------------------------------------------------------------------------------------------------------

                                                                       AVERAGE ANNUAL TOTAL RETURN

                                          ------------------------------------------------------------------------------------
                                                                                                              DOW JONES
                                                                                                        U.S. SMALL CAP GROWTH
                                                                                                           INDEX/DOW JONES
                                                                                                               WILSHIRE
                                              NET ASSET          MARKET          DOW JONES WILSHIRE     SMALL CAP GROWTH INDEX
                                                VALUE             VALUE        SMALL CAP GROWTH INDEX            (2)
 -----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                     19.63%            20.50%                20.06%                   20.06%
 -----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                  14.51%            14.61%                15.60%                   14.84%
 -----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                   14.28%            14.29%                16.97%                   14.60%
 -----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                         0.75%             0.78%                 3.89%                    1.01%
 -----------------------------------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to June 30, 2007.
 (2) A blended index return comprised of the Dow Jones U.S. Small Cap Growth Index through 10/31/05 and the Dow Jones Wilshire Small Cap Growth Index return from 11/1/05 through 6/30/07.

                        (streetTRACKS Logo/Annual Report)
    SPDR DJ WILSHIRE SMALL CAP GROWTH ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP GROWTH ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                         DOW JONES
                                         U.S. SMALL
                                         CAP GROWTH
                        SPDR DJ       INDEX/DOW JONES
                    WILSHIRE SMALL     WILSHIRE SMALL
                      CAP GROWTH         CAP GROWTH
                        ETF (A)          INDEX (B)
                    --------------    ---------------


9/25/00                10000.00           10000.00
                        9988.00            9990.00
                        9320.80            9317.67
                        7567.56            7562.22
12/31/00                8019.34            8015.96
                        8628.81            8625.97
                        7390.58            7391.59
3/31/01                 6585.00            6588.13
                        7498.60            7503.88
                        7690.56            7698.98
6/30/01                 7893.44            7912.24
                        7235.13            7250.78
                        6709.13            6728.00
9/30/01                 5499.48            5518.30
                        6113.77            6135.25
                        6808.90            6836.51
12/31/01                7307.31            7338.31
                        6996.75            7021.29
                        6308.27            6330.40
3/31/02                 6824.29            6850.12
                        6427.12            6451.45
                        5970.79            5994.04
6/30/02                 5396.40            5419.21
                        4598.81            4617.17
                        4535.81            4554.84
9/30/02                 4090.39            4108.01
                        4368.13            4388.58
                        4884.01            4907.31
12/31/02                4461.54            4483.81
                        4396.85            4420.14
                        4283.85            4306.54
3/31/03                 4338.25            4360.81
                        4744.31            4770.29
                        5252.90            5285.48
6/30/03                 5341.15            5374.27
                        5665.36            5705.33
                        5972.71            6013.99
9/30/03                 5865.14            5905.74
                        6392.41            6439.61
                        6595.05            6646.33
12/31/03                6605.61            6658.29
                        6845.39            6901.98
                        6916.58            6973.76
3/31/04                 6943.56            7002.36
                        6702.61            6760.07
                        6809.86            6869.59
6/30/04                 7006.66            7070.87
                        6582.76            6643.08
                        6505.74            6566.02
9/30/04                 6735.39            6800.43
                        6883.57            6952.07
                        7307.60            7383.10
12/31/04                7607.21            7688.03
                        7401.13            7481.22
                        7575.58            7659.27
3/31/05                 7393.00            7475.45
                        7086.20            7166.71
                        7478.06            7564.46
6/30/05                 7645.57            7735.42
                        8105.83            8203.41
                        8013.43            8111.54
9/30/05                 8054.30            8152.09
                        7802.20            7898.56
                        8228.98            8332.99
12/31/05                8270.94            8377.98
                        8952.47            9071.68
                        8926.51            9046.28
3/31/06                 9414.79            9546.54
                        9430.79            9566.59
                        8824.39            8953.37
6/30/06                 8792.63            8921.14
                        8389.57            8515.22
                        8583.62            8715.33
9/30/06                 8642.51            8778.95
                        9139.54            9288.13
                        9420.85            9576.99
12/31/06                9375.91            9531.98
                        9650.53            9814.13
                        9663.66            9828.85
3/31/07                 9808.32            9979.23
                       10105.40           10284.60
                       10598.30           10789.60
6/30/07                10520.00           10721.00

                        (streetTRACKS Logo/Annual Report)
           SPDR DJ WILSHIRE SMALL CAP GROWTH ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              GAMESTOP CORP.     RITE AID     FRONTIER      ITT EDUCATIONAL
                                           (CLASS A)          CORP.        OIL CORP.     SERVICES, INC.      AQUANTIVE, INC.
 -------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $483,471           415,619      405,266       401,322             381,715

 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.6%               0.5          0.5           0.5                 0.4
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels           6.4%
Semiconductors & Semiconductor
  Equipment                           5.3
Commercial Services & Supplies        5.2
Health Care Equipment &
  Supplies                            5.2
Software                              5.1
Specialty Retail                      4.6
Biotechnology                         3.9
Energy Equipment & Services           3.9
Communications Equipment              3.7
Health Care Providers &
  Services                            3.7
Hotels, Restaurants & Leisure         3.7
Internet Software & Services          3.1
Electronic Equipment &
  Instruments                         3.0
IT Services                           2.6
Diversified Consumer Services         2.5
Media                                 2.3
Machinery                             2.0
Aerospace & Defense                   1.9
Commercial Banks                      1.8
Life Sciences Tools & Services        1.8
Textiles, Apparel & Luxury
  Goods                               1.7
Electrical Equipment                  1.6
Pharmaceuticals                       1.5
Computers & Peripherals               1.3
Food & Staples Retailing              1.3
Diversified Telecommunication
  Services                            1.2
Insurance                             1.2
Metals & Mining                       1.0
Personal Products                     1.0
Airlines                              0.9
Chemicals                             0.9
Road & Rail                           0.9
Trading Companies &
  Distributors                        0.9
Air Freight & Logistics               0.8
Diversified Financial Services        0.8
Internet & Catalog Retail             0.8
Real Estate Investment Trusts         0.8
Household Durables                    0.7
Capital Markets                       0.6
Consumer Finance                      0.6
Wireless Telecommunication
  Services                            0.6
Auto Components                       0.5
Beverages                             0.5
Electric Utilities                    0.5
Health Care Technology                0.5
Real Estate Management &
  Development                         0.5
Construction & Engineering            0.4
Gas Utilities                         0.4
Leisure Equipment & Products          0.4
Automobiles                           0.3
Construction Materials                0.3
Food Products                         0.3
Household Products                    0.3
Marine                                0.3
Office Electronics                    0.3
Thrifts & Mortgage Finance            0.3
Building Products                     0.2
Containers & Packaging                0.2
Distributors                          0.2
Industrial Conglomerates              0.2
Multiline Retail                      0.2
Independent Power Producers &
  Energy Traders                      0.1
Tobacco                               0.1
Short Term Investments                0.5
Other Assets & Liabilities          (0.3)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                     SPDR DJ WILSHIRE SMALL CAP VALUE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire Small Cap Value ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 17.64% versus the Index return of 17.95%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, The U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The Fund benefited from strong performance across a broad range of stocks, as 9 of 10 sectors offered double digit returns. Leading the way were Energy and Materials stocks. With gasoline demand remaining strong and Middle East tension escalating, oil production and service companies benefited as prices stayed firm. Additionally, increased global demand from growing economies like China and India, coupled with dollar weakness, boosted prices for industrial metals. Consumer Staples stocks also bolstered performance as stocks like food distributor Nash Finch Co. performed strongly over the past 12 months. While the return spread between large cap and small cap stocks was minimal, larger performance gaps occurred between growth and value indices, primarily driven from weak returns within the value-oriented financial sector. While still positive, Financial stocks in the Fund offered the weakest returns over the past 12 months. Shares of related stocks suffered as the rise in credit concerns have put these companies on the defensive.

                        (streetTRACKS Logo/Annual Report)
           SPDR DJ WILSHIRE SMALL CAP VALUE ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 ----------------------------------------------------------------------------------------------------------------------------

                                                                        CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------------------------------
                                                                                                    DOW JONES U.S. SMALL CAP
                                                                                    DOW JONES             VALUE INDEX/
                                                                                     WILSHIRE          DOW JONES WILSHIRE
                                              NET ASSET            MARKET        SMALL CAP VALUE         SMALL CAP VALUE
                                                VALUE              VALUE              INDEX                 INDEX (2)
 ----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                      17.64%             17.82%             17.95%                  17.95%

 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                   50.97%             51.18%             51.37%                  52.24%
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                   104.70%            106.01%            109.64%                 108.23%
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                        189.26%            189.18%            162.42%                 196.74%
 ----------------------------------------------------------------------------------------------------------------------------






 ----------------------------------------------------------------------------------------------------------------------------

                                                                      AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------------------------------
                                                                                                      DOW JONES U.S. SMALL
                                                                                    DOW JONES           CAP VALUE INDEX/
                                                                                     WILSHIRE          DOW JONES WILSHIRE
                                              NET ASSET            MARKET        SMALL CAP VALUE         SMALL CAP VALUE
                                                VALUE              VALUE              INDEX                 INDEX (2)
 ----------------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                      17.64%             17.82%             17.95%                 17.95%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                   14.72%             14.77%             14.82%                 15.04%
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                    15.41%             15.55%             15.96%                 15.80%
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                         17.00%             17.00%             15.33%                 17.25%
 ----------------------------------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to June 30, 2007.
 (2) A blended index return comprised of the Dow Jones U.S. Small Cap Value Index through 10/31/05 and the Dow Jones Wilshire Small Cap Value Index return from 11/1/05 through 6/30/07.

                        (streetTRACKS Logo/Annual Report)
     SPDR DJ WILSHIRE SMALL CAP VALUE ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP VALUE ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                         DOW JONES
                                         U.S. SMALL
                                         CAP VALUE
                        SPDR DJ       INDEX/DOW JONES
                    WILSHIRE SMALL     WILSHIRE SMALL
                       CAP VALUE         CAP VALUE
                        ETF (A)          INDEX (B)
                    --------------    ---------------


9/25/00                10000.00           10000.00
                       10194.70           10199.00
                       10249.10           10260.20
                       10233.70           10246.90
12/31/00               11575.10           11605.60
                       11598.90           11632.30
                       11740.20           11775.40
3/31/01                11449.20           11505.70
                       11964.50           12024.60
                       12425.50           12490.00
6/30/01                12668.70           12744.80
                       12790.30           12865.80
                       12735.30           12813.10
9/30/01                11503.80           11570.20
                       11667.20           11736.80
                       12417.40           12492.70
12/31/01               13002.20           13089.80
                       13228.50           13318.90
                       13527.40           13626.60
3/31/02                14477.00           14590.00
                       14872.30           14992.70
                       14597.10           14716.80
6/30/02                14131.50           14250.30
                       12872.40           12987.70
                       13077.00           13198.10
9/30/02                12165.60           12275.50
                       12237.30           12351.70
                       12781.90           12907.50
12/31/02               12649.00           12777.10
                       12261.90           12387.40
                       11897.80           12020.70
3/31/03                11929.90           12064.00
                       13171.80           13325.90
                       14423.10           14601.20
6/30/03                14636.50           14823.10
                       15174.30           15367.20
                       15641.80           15849.70
9/30/03                15393.00           15602.40
                       16572.10           16806.90
                       17291.30           17543.10
12/31/03               18076.30           18357.10
                       18647.50           18944.50
                       19190.20           19501.50
3/31/04                19359.00           19677.00
                       18067.80           18366.50
                       18405.70           18715.40
6/30/04                19158.40           19490.30
                       18145.00           18455.30
                       18342.70           18660.20
9/30/04                18982.90           19315.20
                       19318.90           19660.90
                       20775.60           21155.10
12/31/04               21319.90           21728.40
                       20252.60           20646.40
                       20617.90           21032.40
3/31/05                20255.50           20662.30
                       19202.20           19587.80
                       20362.00           20782.70
6/30/05                21074.70           21514.30
                       22444.50           22923.40
                       22260.50           22740.10
9/30/05                22302.80           22776.40
                       21671.60           22131.90
                       22642.50           23130.00
12/31/05               22572.30           23056.00
                       24254.00           24782.90
                       24217.60           24750.70
3/31/06                25125.70           25688.70
                       25211.20           25781.20
                       24343.90           24896.90
6/30/06                24587.30           25153.30
                       24135.70           24698.10
                       24714.20           25295.80
9/30/06                24859.00           25447.50
                       26037.80           26663.90
                       26897.10           27551.80
12/31/06               27010.90           27675.80
                       27590.30           28279.20
                       27556.00           28250.90
3/31/07                27798.80           28496.70
                       28420.70           29143.50
                       29574.30           30335.50
6/30/07                28926.00           29674.00

                        (streetTRACKS Logo/Annual Report)
            SPDR DJ WILSHIRE SMALL CAP VALUE ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ---------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              FOSTER            OWENS-ILLINOIS,     THE MANITOWOC     PARTNERRE,     HARSCO
                                           WHEELER, LTD.     INC.                CO., INC.         LTD.           CORP.
 ---------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $893,046          598,745             592,079           518,630        517,036

 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.7%              0.5                 0.5               0.4            0.4
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Real Estate Investment Trusts        11.6%
Commercial Banks                      7.9
Insurance                             7.5
Machinery                             5.6
Oil, Gas & Consumable Fuels           5.6
Chemicals                             4.5
Metals & Mining                       3.4
Gas Utilities                         2.9
Thrifts & Mortgage Finance            2.5
Construction & Engineering            2.4
Capital Markets                       2.2
Commercial Services & Supplies        2.1
Media                                 2.1
Electronic Equipment &
  Instruments                         2.0
Food Products                         2.0
Multi-Utilities                       2.0
Specialty Retail                      2.0
Road & Rail                           1.9
Household Durables                    1.8
Electric Utilities                    1.6
Electrical Equipment                  1.6
Hotels, Restaurants & Leisure         1.6
Energy Equipment & Services           1.5
Containers & Packaging                1.3
It Services                           1.3
Semiconductors & Semiconductor
  Equipment                           1.3
Textiles, Apparel & Luxury
  Goods                               1.3
Auto Components                       1.1
Building Products                     1.1
Trading Companies &
  Distributors                        1.0
Aerospace & Defense                   0.9
Communications Equipment              0.9
Multiline Retail                      0.9
Health Care Providers &
  Services                            0.8
Industrial Conglomerates              0.8
Computers & Peripherals               0.7
Diversified Consumer Services         0.7
Food & Staples Retailing              0.7
Health Care Equipment &
  Supplies                            0.7
Paper & Forest Products               0.7
Software                              0.7
Leisure Equipment & Products          0.5
Marine                                0.5
Water Utilities                       0.5
Pharmaceuticals                       0.4
Diversified Financial Services        0.3
Diversified Telecommunication
  Services                            0.3
Life Sciences Tools & Services        0.3
Beverages                             0.2
Construction Materials                0.2
Tobacco                               0.2
Transportation Infrastructure         0.2
Airlines                              0.1
Biotechnology                         0.1
Consumer Finance                      0.1
Distributors                          0.1
Household Products                    0.1
Internet Software & Services          0.1
Personal Products                     0.1
Real Estate Management &
  Development                         0.1
Wireless Telecommunication
  Services                            0.1
Automobiles                           0.0**
Short Term Investments                0.2
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                          SPDR DJ GLOBAL TITANS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Global Titans ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Global Titans 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 20.72%, versus the Index return of 21.41%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Although nearly all sectors in the Index enjoyed double digit returns for the year, Energy continued to be the leader, thanks to strong performing oil companies like Exxon Mobil Corp. and Chevron Corp. Prices for oil and gasoline continue to rise due to supply concerns and persistent firm demands. The Telecommunications sector was another strong contributor, benefiting from outperforming telecom companies AT&T, Inc. and Vodafone Group PLC. General Electric Co. the second largest name in the benchmark, enjoyed double digit returns for the year, as demand for its services increased in the Middle East. On the tech side, despite competitive pressures relating to Google, Inc. and Yahoo!, Inc., Microsoft Corp. remains persistent in its ability to enjoy another strong year.

                        (streetTRACKS Logo/Annual Report)
                SPDR DJ GLOBAL TITANS ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ GLOBAL TITANS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.50%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                 DOW JONES GLOBAL
                                                  VALUE                 VALUE                 TITANS 50 INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       20.72%                20.64%                      21.41%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                    37.69%                37.59%                      40.01%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                     57.07%                56.92%                      61.62%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           6.24%                 6.26%                      10.34%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                 DOW JONES GLOBAL
                                                  VALUE                 VALUE                 TITANS 50 INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       20.72%                20.64%                      21.41%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                    11.25%                11.22%                      11.87%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                      9.45%                 9.43%                      10.08%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           0.90%                 0.90%                       1.47%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
          SPDR DJ GLOBAL TITANS ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ GLOBAL TITANS ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                       DOW JONES
                       SPDR DJ       GLOBAL TITANS
                    GLOBAL TITANS       50 INDEX
                       ETF (A)            (B)
                    -------------    -------------


9/25/00                10000.00         10000.00
                        9982.00          9998.00
                       10110.80         10137.00
                        9346.39          9375.69
12/31/00                9147.32          9179.73
                        9502.23          9538.66
                        8601.42          8636.30
3/31/01                 8106.84          8142.31
                        8814.80          8858.02
                        8701.97          8749.06
6/30/01                 8446.14          8453.34
                        8300.86          8346.83
                        7798.66          7845.19
9/30/01                 7377.53          7422.33
                        7550.90          7600.47
                        7939.78          7994.93
12/31/01                7966.77          8026.11
                        7673.59          7734.76
                        7514.75          7578.52
3/31/02                 7787.54          7856.65
                        7211.26          7276.05
                        7201.88          7268.04
6/30/02                 6764.73          6833.41
                        6265.49          6329.79
                        6263.61          6332.32
9/30/02                 5547.06          5611.07
                        6168.33          6245.12
                        6510.67          6594.85
12/31/02                6105.70          6185.97
                        5904.22          5983.69
                        5765.47          5844.27
3/31/03                 5821.97          5905.63
                        6319.75          6412.34
                        6588.34          6688.07
6/30/03                 6682.55          6789.06
                        6725.52          6837.26
                        6725.79          6839.99
9/30/03                 6812.48          6932.33
                        7048.88          7176.35
                        7153.90          7287.59
12/31/03                7628.92          7776.58
                        7729.63          7883.12
                        7803.83          7964.32
3/31/04                 7604.05          7762.82
                        7569.83          7728.66
                        7624.34          7788.18
6/30/04                 7716.59          7888.64
                        7540.65          7711.94
                        7590.42          7763.61
9/30/04                 7590.42          7767.49
                        7683.02          7859.92
                        7928.88          8128.73
12/31/04                8185.78          8392.10
                        8009.70          8215.03
                        8288.12          8515.70
3/31/05                 8082.57          8302.81
                        8038.12          8255.48
                        8136.18          8362.80
6/30/05                 8081.67          8315.97
                        8254.62          8487.28
                        8285.16          8494.07
9/30/05                 8405.30          8618.08
                        8237.19          8450.89
                        8388.75          8609.77
12/31/05                8423.15          8651.09
                        8653.10          8889.00
                        8613.30          8849.89
3/31/06                 8747.66          8996.80
                        8996.97          9256.80
                        8758.55          9010.57
6/30/06                 8799.72          9054.72
                        9070.57          9337.23
                        9351.12          9633.22
9/30/06                 9441.27          9729.55
                        9710.25         10010.70
                        9886.88         10196.90
12/31/06               10093.50         10416.20
                       10143.30         10473.50
                        9834.11         10154.00
3/31/07                 9942.48         10274.90
                       10391.80         10741.30
                       10648.60         11013.10
6/30/07                10624.00         11034.00

                        (streetTRACKS Logo/Annual Report)
                 SPDR DJ GLOBAL TITANS ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ----------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              EXXON           GENERAL                                             MICROSOFT
                                           MOBIL CORP.     ELECTRIC CO.     AT&T, INC.     CITIGROUP, INC.     CORP.
 ----------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $10,572,403     8,716,701        5,662,675      5,643,695           5,549,584

 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        6.2%            5.1              3.3            3.3                 3.3
 ----------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels          18.6%
Pharmaceuticals                      13.7
Diversified Financial Services        9.5
Commercial Banks                      9.3
Industrial Conglomerates              6.7
Diversified Telecommunication
  Services                            6.1
Communications Equipment              3.7
Insurance                             3.5
Computers & Peripherals               3.4
Software                              3.3
Beverages                             2.8
Semiconductors & Semiconductor
  Equipment                           2.8
Automobiles                           2.5
Capital Markets                       2.5
Household Products                    2.5
Wireless Telecommunication
  Services                            2.3
Food Products                         2.0
Tobacco                               1.9
Food & Staples Retailing              1.6
Media                                 1.1
Short-Term Investments                0.0**
Other Assets & Liabilities            0.2

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                             DJ WILSHIRE REIT ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The DJ Wilshire REIT ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 11.43% versus the Index return of 11.67%.

The market's strength was driven by investors increasing allocations to real estate and in part by ongoing M&A activity and privatization. Additional momentum was provided by strong fundamentals in the second quarter of the year and the addition of two REITs into the S&P 500 Index. Towards the latter half of the fiscal year, the REIT market started to sell-off and showed increased volatility, reflecting broader market weakness as well as more macro level events such as concern over the deterioration of the residential subprime lending market.

During the year, Retail was one of the best performing sub-sectors. This was partly due to continued strong and stable fundamentals in this sub-sector. Retail caught the eye of investors on a relative valuation basis after underperforming in the first of half of the year due to sector rotation based on consumer spending and slowing economy concerns. The Office sub-sector was also a strong performer as it too benefited from positive operating fundamentals mainly in major coastal business centers such as New York City, Washington DC and Southern California. Apartments' total return during the year was positive, despite experiencing increased volatility and declines in the latter half of the year. Another sub-sector with a good performance was Hotels, partially reflecting increased M&A activity during the period.

Stocks with the largest positive individual contributions to return during the period were made up primarily of Retail, Office, Apartments, Diversified and Hotel names. Leaders included Equity Office Properties, Simon Property Group, Archstone-Smith Trust, Boston Properties and Vornado Realty Trust. The biggest detractors to the Fund's performance came from Retail and Office names including, The Mills Corporation, BioMed Realty Trust and Douglas Emmett.

                        (streetTRACKS Logo/Annual Report)
                   DJ WILSHIRE REIT ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ WILSHIRE REIT ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.25%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                DOW JONES WILSHIRE
                                                  VALUE                 VALUE                    REIT INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                        11.43%                11.51%                     11.67%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                     81.27%                80.86%                     82.81%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                     137.49%               137.32%                    141.15%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          205.16%               205.04%                    211.34%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                DOW JONES WILSHIRE
                                                  VALUE                 VALUE                    REIT INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       11.43%                11.51%                      11.67%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                    21.93%                21.84%                      22.27%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                     18.89%                18.87%                      19.25%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          19.75%                19.75%                      19.93%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period April 23, 2001 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
             DJ WILSHIRE REIT ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DJ WILSHIRE REIT ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                    DJ WILSHIRE      DOW JONES
                      REIT ETF     WILSHIRE REIT
                        (A)          INDEX (B)
                    -----------    -------------


4/23/01               10000.00        10000.00
                      10259.10        10220.00
                      10504.60        10469.40
6/30/01               11121.60        11089.20
                      10898.10        10866.30
                      11325.30        11298.70
9/30/01               10848.50        10823.10
                      10461.20        10437.80
                      11086.80        11068.20
12/31/01              11364.00        11353.80
                      11316.20        11309.50
                      11559.50        11557.20
3/31/02               12300.50        12303.80
                      12360.80        12372.70
                      12515.30        12538.50
6/30/02               12848.20        12869.50
                      12155.70        12173.20
                      12163.00        12184.20
9/30/02               11683.70        11700.50
                      11057.50        11073.30
                      11581.60        11602.60
12/31/02              11733.30        11760.40
                      11391.90        11418.20
                      11595.80        11626.00
3/31/03               11871.80        11908.50
                      12324.10        12367.00
                      13016.70        13067.00
6/30/03               13286.20        13349.20
                      13985.00        14059.40
                      14097.20        14176.10
9/30/03               14579.50        14675.10
                      14787.90        14892.30
                      15435.70        15549.00
12/31/03              15894.10        16015.50
                      16525.10        16656.10
                      16796.10        16932.60
3/31/04               17797.10        17950.30
                      15202.30        15322.30
                      16362.30        16491.40
6/30/04               16833.50        16976.30
                      16912.60        17062.90
                      18301.10        18470.60
9/30/04               18211.40        18381.90
                      19213.10        19402.10
                      20062.30        20271.30
12/31/04              21091.50        21323.40
                      19241.30        19451.20
                      19841.30        20061.90
3/31/05               19565.50        19787.10
                      20712.00        20954.50
                      21387.30        21643.90
6/30/05               22495.10        22775.90
                      24200.20        24513.70
                      23266.10        23572.40
9/30/05               23377.80        23673.80
                      22889.20        23171.90
                      23942.10        24247.10
12/31/05              23966.00        24271.30
                      25830.60        26174.20
                      26378.20        26734.30
3/31/06               27720.90        28103.10
                      26670.20        27040.80
                      25920.80        26291.80
6/30/06               27385.30        27787.80
                      28357.80        28774.20
                      29297.00        29741.10
9/30/06               29861.80        30321.00
                      31733.60        32231.20
                      33241.60        33768.60
12/31/06              32479.30        33005.50
                      35348.20        35946.30
                      34554.30        35141.10
3/31/07               33670.40        34241.50
                      33648.90        34227.80
                      33665.40        34251.70
6/30/07               30515.30        31035.50

                        (streetTRACKS Logo/Annual Report)
             DJ WILSHIRE REIT ETF -- PERFORMANCE SUMMARY (CONTINUED)



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SIMON
                                           PROPERTY        VORNADO                         EQUITY          ARCHSTONE-
                                           GROUP, INC.     REALTY TRUST     PROLOGIS       RESIDENTIAL     SMITH TRUST
 ----------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $89,247,131     66,967,471       62,613,272     57,064,102      56,379,414

 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        7.2%            5.4              5.0            4.6             4.5
 ----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Retail REIT's                        27.8%
Residential REIT's                   21.6
Office REIT's                        17.9
Specialized REIT's                   14.7
Diversified REIT's                    9.0
Industrial REIT's                     8.6
Short Term Investments                0.3
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                                 KBW BANK ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The KBW Bank ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the KBW Bank Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 8.28% versus the Index return of 8.70%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rates hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The leading contributor to positive performance over the period was Bank of New York Mellon Corp., which first announced its merger back in December of 2006. The merger resulted in creating the world's largest securities-servicing company and one of its biggest asset managers. Despite temporary profit declines, the overall combined performance of the two companies was positive, thanks to strong growth in asset management and a large increase in securities servicing fees. The largest stock in the Index, JPMorgan Chase & Co., bounced back during the second half of the period as well, thanks to strong earnings from their investment banking and private equity business.

                        (streetTRACKS Logo/Annual Report)
                       KBW BANK ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW BANK ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE                  KBW BANK INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                        8.28%                 8.02%                       8.70%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          17.92%                17.85%                      18.71%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE                  KBW BANK INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                        8.28%                 8.02%                       8.70%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          10.55%                10.51%                      10.84%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
                 KBW BANK ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW BANK ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                       KBW BANK     KBW BANK
                        ETF (A)    INDEX (B)
                       --------    ---------


11/8/2005              10000.00     10000.00
11/30/2005             10349.00     10351.00
12/31/2005             10379.00     10388.30
1/31/2006              10359.30     10371.60
2/28/2006              10681.50     10697.30
3/31/2006              10696.40     10699.50
4/30/2006              11396.00     11404.50
5/31/2006              11006.20     11015.70
6/30/2006              10889.60     10901.10
7/31/2006              11278.80     11295.70
8/31/2006              11253.60     11274.30
9/30/2006              11567.20     11594.40
10/31/2006             11655.60     11686.00
11/30/2006             11576.50     11610.10
12/31/2006             12091.60     12133.70
1/31/2007              12163.50     12210.10
2/28/2007              11951.80     12000.10
3/31/2007              11795.00     11852.50
4/30/2007              12054.60     12112.10
5/31/2007              12197.10     12261.10
6/30/2007              11792.50     11871.10

                        (streetTRACKS Logo/Annual Report)
                        KBW BANK ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                                                  BANK OF
                                           JPMORGAN                            WELLS           AMERICA       WACHOVIA
                                           CHASE & CO.     CITIGROUP, INC.     FARGO & CO.     CORP.         CORP.
 --------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $6,264,876      5,575,120           5,498,021       5,444,244     3,435,082

 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.7%            7.7                 7.6             7.6           4.8
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Regional Banks                       35.6%
Other Diversified Financial
  Services                           24.0
Diversified Banks                    19.4
Asset Management & Custody
  Banks                              12.6
Thrifts & Mortgage Finance            4.1
Consumer Finance                      4.0
Short Term Investments                0.2
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                           KBW CAPITAL MARKETS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The KBW Capital Markets ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the KBW Capital Markets Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 23.14% versus the Index return of 23.64%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, The U.S. Federal Reserve Bank ceased its steady rates hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Major brokerage firms, such as Goldman Sachs Group, Inc., Morgan Stanley, Lehman Brothers Holdings, Inc. and Merrill Lynch & Co., Inc., to name a few, had a very good year, as merger activity in the U.S. hit a new record in the first half of the year, fueled by deep-pocketed private equity firms and low borrowing costs. TD Ameritrade Holdings Corp. was another winner, due to a strong increase in investor confidence as the company came close to completing the last phases of their merger from January 2006. Investment management firm T. Rowe Price Group, Inc. also enjoyed a profitable period. Thanks to a surging stock market, T. Rowe Price enjoyed large growth in assets under management and higher resulting fee income.

Despite the abundant positive returns for the year, NYSE Euronext was the main negative influence in the benchmark. The decline was in large part due to strong expectations and concerns that the company was continuing on its acquisition path, while just fresh off its completion of the merger between NYSE and Euronext.

                        (streetTRACKS Logo/Annual Report)
                 KBW CAPITAL MARKETS ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW CAPITAL MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE            KBW CAPITAL MARKETS INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       23.14%                23.15%                      23.64%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          36.13%                35.90%                      37.03%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE            KBW CAPITAL MARKETS INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       23.14%                23.15%                      23.64%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          20.64%                20.52%                      20.81%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
           KBW CAPITAL MARKETS ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW CAPITAL MARKETS ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                       KBW CAPITAL     KBW CAPITAL
                       MARKETS ETF    MARKETS INDEX
                           (A)             (B)
                       -----------    -------------


11/8/05                  10000.00        10000.00
11/30/05                 10275.00        10277.00
12/31/05                 10293.50        10297.50
1/31/06                  11191.10        11313.90
2/28/06                  11492.10        11622.80
3/31/06                  11761.00        11899.40
4/30/06                  11862.20        12005.30
5/31/06                  11148.10        11283.80
6/30/06                  11055.60        11191.30
7/31/06                  11213.30        11354.70
8/31/06                  11342.90        11489.80
9/30/06                  12244.30        12406.70
10/31/06                 12773.30        12948.80
11/30/06                 12982.90        13166.40
12/31/06                 13223.80        13413.90
1/31/07                  13845.80        14049.70
2/28/07                  13117.80        13316.30
3/31/07                  13075.60        13275.00
4/30/07                  13591.70        13803.40
5/31/07                  14170.90        14403.80
6/30/07                  13613.60        13703.80

                        (streetTRACKS Logo/Annual Report)
                  KBW CAPITAL MARKETS ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------

                                                          THE GOLDMAN     MERRILL       LEHMAN
  DESCRIPTION                              MORGAN         SACHS           LYNCH &       BROTHERS           T. ROWE PRICE
                                           STANLEY        GROUP, INC.     CO., INC.     HOLDINGS, INC.     GROUP, INC.
 -------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $7,273,906     6,989,537       6,531,610     6,400,225          4,466,587

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.5%           8.1             7.6           7.4                5.2
 -------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Investment Banking & Brokerage       59.2%
Asset Management & Custody
  Banks                              26.5
Specialized Finance                  15.4
Short Term Investments                0.2
Other Assets & Liabilities           (1.3)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                              KBW INSURANCE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The KBW Insurance ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the KBW Insurance Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 17.46% versus the Index return of 17.91%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rates hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Almost all of the stocks in the benchmark were positive performers, as insurance companies enjoyed the strong returns of the market by reinvesting customers' premiums in stocks, bonds and other investments. MetLife, Inc. was the top contributor for the year, as it continues to thrive in the very competitive insurance industry and enjoy strong market position. American International Group, Inc. (AIG), the largest stock weight in the Index also enjoyed double digit returns, as it continues to target growth opportunities in Asia. AIG, as the world's largest insurer, is working on expanding its presence in Taiwan, Vietnam and China. Prudential Financial, Inc., Allstate Corp. and Unum Group were also big players in the insurance industry this past year and less then a handful of names were in slightly negative territory.

                        (streetTRACKS Logo/Annual Report)
                    KBW INSURANCE ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW INSURANCE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE, 30 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE               KBW INSURANCE INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       17.46%                17.45%                      17.91%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          16.37%                16.26%                      17.07%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE               KBW INSURANCE INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       17.46%                17.45%                      17.91%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           9.66%                 9.60%                       9.92%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
              KBW INSURANCE ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW INSURANCE ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                       KBW INSURANCE    KBW INSURANCE
                          ETF (A)         INDEX (B)
                       -------------    -------------


11/8/05                   10000.00         10000.00
11/30/05                  10254.00         10257.00
12/31/05                  10093.00         10098.00
1/31/06                    9913.36          9920.29
2/28/06                   10031.30         10041.30
3/31/06                    9847.75          9858.57
4/30/06                   10302.70         10320.00
5/31/06                    9980.24          9999.00
6/30/06                    9906.39          9928.00
7/31/06                    9893.41          9927.00
8/31/06                   10095.30         10133.50
9/30/06                   10429.30         10472.00
10/31/06                  10553.50         10598.90
11/30/06                  10778.30         10828.70
12/31/06                  11120.70         11178.40
1/31/07                   11053.90         11114.70
2/28/07                   11043.90         11106.90
3/31/07                   11057.40         11123.60
4/30/07                   11646.90         11720.90
5/31/07                   11943.30         12023.30
6/30/07                   11637.10         11707.70

                        (streetTRACKS Logo/Annual Report)
                     KBW INSURANCE ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              AMERICAN
                                           INTERNATIONAL     PRUDENTIAL
                                           GROUP, INC.       FINANCIAL, INC.     METLIFE, INC.     THE ALLSTATE CORP.
 --------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $4,790,612        4,660,526           4,519,597         4,057,199

 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.1%              7.8                 7.6               6.8
 --------------------------------------------------------------------------------------------------------------------


 ----------------------------------------------------------------

  DESCRIPTION                              THE HARTFORD FINANCIAL
                                           SERVICES GROUP,
                                           INC.
 ----------------------------------------------------------------


    MARKET VALUE                           3,340,277

 ----------------------------------------------------------------
    % OF NET ASSETS                        5.6
 ----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Property & Casualty Insurance        38.6%
Life & Health Insurance              31.7
Multi-Line Insurance                 16.6
Insurance Brokers                     8.5
Reinsurance                           2.2
Thrifts & Mortgage Finance            2.1
Short Term Investments                0.1
Other Assets and Liabilities          0.2

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                        MORGAN STANLEY TECHNOLOGY ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The Morgan Stanley Technology ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the index.

The performance of the Fund for the year ended June 30, 2007, was 26.19% versus the Index return of 26.85%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The Technology sector benefited from continued gains in many semiconductor stocks and a new all-time high in shares of software giant Google, Inc. The strongest performer for the year was NVIDIA Corp. NVIDIA is one of the graphic chip suppliers for Apple, Inc. and has been riding the successful wave of the Mac computer and new iPhone. Apple itself was also a strong contributor to the High Tech sector this year. Combined continued profits from iPod sales and extreme hype and successful launch of the new iPhone at the end of June, helped returns reach the high forties. Yahoo!, Inc. was one of a handful of stocks in the red for the period, mainly due to continuous pressures for market share in the web search engine arena, from large competitors like Google and Microsoft Corp.

                        (streetTRACKS Logo/Annual Report)
              MORGAN STANLEY TECHNOLOGY ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR MORGAN STANLEY TECHNOLOGY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.50%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                  MORGAN STANLEY
                                                  VALUE                 VALUE                 TECHNOLOGY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                        26.19%                25.99%                     26.85%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                     26.39%                26.42%                     28.32%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                      86.69%                86.46%                     91.64%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -36.45%               -36.42%                    -34.65%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                  MORGAN STANLEY
                                                  VALUE                 VALUE                 TECHNOLOGY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       26.19%                25.99%                      26.85%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 6/30/07                     8.12%                 8.13%                       8.67%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 6/30/07                     13.30%                13.27%                      13.89%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -6.48%                -6.48%                      -6.04%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
        MORGAN STANLEY TECHNOLOGY ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
MORGAN STANLEY TECHNOLOGY ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                    MORGAN STANLEY     MORGAN STANLEY
                    TECHNOLOGY ETF    TECHNOLOGY INDEX
                          (A)                (B)
                    --------------    ----------------


9/25/00                10000.00           10000.00
                        9725.00            9725.00
                        9484.79            9488.68
                        7242.59            7247.46
12/31/00                6875.75            6834.35
                        8096.20            8052.23
                        6106.15            6074.60
3/31/01                 5391.12            5365.09
                        6244.82            6217.60
                        5851.40            5828.38
6/30/01                 5947.95            5933.29
                        5599.40            5582.04
                        4921.31            4908.29
9/30/01                 3839.11            3829.94
                        4533.61            4524.69
                        5271.68            5264.02
12/31/01                5203.15            5198.75
                        5161.52            5160.28
                        4339.29            4340.31
3/31/02                 4663.00            4665.83
                        4091.32            4095.67
                        3956.31            3962.15
6/30/02                 3404.40            3410.22
                        3072.47            3079.09
                        3002.11            3010.12
9/30/02                 2443.72            2451.14
                        2979.38            2990.14
                        3499.58            3513.42
12/31/02                2943.50            2957.60
                        2951.45            2967.06
                        2947.02            2963.80
3/31/03                 2941.13            2959.35
                        3244.65            3266.24
                        3753.41            3777.73
6/30/03                 3750.03            3777.73
                        3945.07            3975.68
                        4303.72            4340.25
9/30/03                 4207.27            4243.46
                        4631.79            4673.75
                        4739.71            4785.45
12/31/03                4858.20            4907.96
                        5141.43            5196.55
                        5055.57            5110.81
3/31/04                 4969.63            5026.99
                        4654.05            4708.78
                        4837.89            4896.66
6/30/04                 5029.47            5092.53
                        4469.19            4526.75
                        4302.93            4359.71
9/30/04                 4546.05            4608.21
                        4675.16            4740.93
                        4965.48            5037.24
12/31/04                5177.01            5254.34
                        4828.08            4902.30
                        4822.29            4897.89
3/31/05                 4642.42            4717.16
                        4451.61            4526.11
                        4883.42            4968.32
6/30/05                 4815.05            4900.75
                        5102.03            5195.77
                        5060.70            5155.24
9/30/05                 5163.94            5262.99
                        5090.10            5190.36
                        5392.45            5500.22
12/31/05                5323.97            5432.57
                        5514.56            5629.23
                        5404.82            5519.46
3/31/06                 5588.59            5710.43
                        5546.11            5669.32
                        5119.62            5235.62
6/30/06                 5036.68            5152.89
                        4764.10            4875.67
                        5188.20            5312.53
9/30/06                 5416.42            5548.93
                        5638.55            5779.22
                        5866.57            6015.59
12/31/06                5794.00            5943.40
                        5768.57            5919.62
                        5755.71            5908.97
3/31/07                 5673.23            5826.24
                        6051.12            6217.77
                        6287.72            6463.37
6/30/07                 6355.63            6535.76

                        (streetTRACKS Logo/Annual Report)
               MORGAN STANLEY TECHNOLOGY ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION
                                           AMAZON.COM,                                   FIRST DATA     JUNIPER
                                           INC.            APPLE, INC.     EMC CORP.     CORP.          NETWORKS, INC.
 -------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $8,527,238      6,940,049       6,706,937     6,596,204      6,338,737

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.5%            3.7             3.6           3.5            3.4
 -------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Communications Equipment             19.8%
Software                             18.1
Computers & Peripherals              17.8
Semiconductors & Semiconductor
  Equipment                          17.3
IT Services                          12.1
Internet Software & Services          8.1
Internet & Catalog Retail             4.5
Electronic Equipment &
  Instruments                         2.2
Short Term Investments                0.1
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                            SPDR S&P DIVIDEND ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Dividend ETF (the "Fund") seeks to replicate, before expenses, the price and yield of the S&P High Yield Dividend Aristocrats Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, by investing in a portfolio of stocks intended to replicate the Index. The Index is designed to measure the performance of 50 highest dividend yielding S&P Composite 1500 constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years.

The performance of the Fund for the year ended June 30, 2007, was 15.78% versus the Index return of 16.17%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The sector that added the most to the Fund's return during this period was Consumer Staples. Industrials added to the overall Fund return as well. The top sector performer for the second fiscal quarter was the Materials group, which used a strong December return to lift its three-month result. Fresh gains in metals names and renewed interest in chemicals were major contributing factors. For all of 2006, Materials also outperformed the S&P 500. Conversely, the worst performing sector for the year was Telecommunications as competition among service providers kept the sector on the defensive.

Typically, "value stocks" tend to have a relatively high dividend yield, among other things. Thus, it is reasonable to see how this Fund which is designed to invest in high dividend yielding stocks would tend to have a tilt toward the value style. As U.S. value stocks have beaten their growth stock counterparts through the year has benefited the Fund.

                        (streetTRACKS Logo/Annual Report)
                  SPDR S&P DIVIDEND ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             S&P HIGH YIELD DIVIDEND
                                                  VALUE                 VALUE                ARISTOCRATS INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       15.78%                15.89%                      16.17%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          22.91%                23.29%                      23.34%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            S & P HIGH YIELD DIVIDEND
                                                  VALUE                 VALUE                ARISTOCRATS INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       15.78%                15.89%                      16.17%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          13.37%                13.58%                      13.41%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
            SPDR S&P DIVIDEND ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P DIVIDEND ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                            S&P HIGH
                         SPDR S&P        YIELD DIVIDEND
                       DIVIDEND ETF    ARISTOCRATS INDEX
                            (A)               (B)
                       ------------    -----------------


11/8/05                  10000.00           10000.00
11/30/05                 10176.00           10178.00
12/31/05                 10170.90           10170.90
1/31/06                  10404.80           10407.90
2/28/06                  10487.00           10492.20
3/31/06                  10538.40           10545.70
4/30/06                  10761.80           10757.60
5/31/06                  10567.00           10565.10
6/30/06                  10617.80           10616.80
7/31/06                  10899.50           10902.40
8/31/06                  11149.40           11156.50
9/30/06                  11301.00           11311.50
10/31/06                 11669.10           11683.70
11/30/06                 11748.10           11766.60
12/31/06                 11976.40           12000.80
1/31/07                  12078.30           12106.40
2/28/07                  12117.20           12147.60
3/31/07                  12284.50           12165.80
4/30/07                  12647.50           12530.80
5/31/07                  12934.70           12816.50
6/30/07                  12291.10           12334.30

                        (streetTRACKS Logo/Annual Report)
                   SPDR S&P DIVIDEND ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                     INTEGRYS ENERGY     CONSOLIDATED
                                           ALTRIA GROUP, INC.     GROUP, INC.         EDISON, INC.     U.S. BANCORP
 ------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $8,870,115             8,475,258           8,375,265        8,161,748

 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.2%                   3.1                 3.0              3.0
 ------------------------------------------------------------------------------------------------------------------


 ------------------------------------------------------------

  DESCRIPTION                              FIRST HORIZON
                                           NATIONAL CORP.
 ------------------------------------------------------------


    MARKET VALUE                           8,079,396

 ------------------------------------------------------------
    % OF NET ASSETS                        2.9
 ------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Commercial Banks                     27.8%
Multi-Utilities                      11.2
Gas Utilities                         8.4
Pharmaceuticals                       7.8
Chemicals                             5.7
Household Durables                    5.7
Household Products                    4.8
Industrial Conglomerates              3.4
Beverages                             3.2
Tobacco                               3.2
Diversified Financial Services        2.9
Commercial Services & Supplies        2.7
Insurance                             2.0
Water Utilities                       1.8
Textiles, Apparel & Luxury
  Goods                               1.5
Electrical Equipment                  1.4
Hotels, Restaurants & Leisure         1.3
Media                                 1.3
Consumer Finance                      1.2
Food Products                         1.2
Health Care Equipment &
  Supplies                            1.1
Short Term Investments                0.1
Other Assets & Liabilities            0.3

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                             SPDR S&P BIOTECH ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Biotech ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Biotechnology Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 11.26% versus the Index return of 11.67%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rates hikes, boosting hopes of a soft landing for the U.S. economy. As the year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Over the last 12 months, the Index returns were driven by Medimmune and Myogen Incorporated. Medimmune's performance was largely attributed to its acquisition by AstraZeneca. The combination of the two companies intends to create a world-class, fully integrated biologics and vaccines business within the AstraZeneca Group with critical mass in research, development, regulatory, manufacturing and global sales and marketing reach. Myogen's growth was primarily driven by its HIV product franchise, including the strong uptake of Atripla following its launch in July 2006 in the United States as well as the strong growth of Truvada in Europe.

On the downside, Nuvelo and Telik both lagged over the last year. Shares for Nuvelo fell on the announcement that the company had ended its collaboration with Bayer AG to develop medicine for blood clots. While Nuvelo plans to continue experiments with the drug, alfimeprase, the lack of a financially stable partner makes commercialization of the product more difficult. Telik has been under pressure for legal reasons.

                        (streetTRACKS Logo/Annual Report)
                   SPDR S&P BIOTECH ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BIOTECH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               S & P BIOTECHNOLOGY
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       11.26%                11.43%                      11.67%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           2.82%                 2.88%                       3.44%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               S & P BIOTECHNOLOGY
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       11.26%                11.43%                      11.67%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           1.98%                 2.03%                       2.41%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
             SPDR S&P BIOTECH ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P BIOTECH ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                         SPDR S&P     S&P BIOTECHNOLOGY
                       BIOTECH ETF     SELECT INDUSTRY
                           (A)            INDEX (B)
                       -----------    -----------------


1/31/06                    10000             10000
2/28/06                    10730             10733
3/31/06                  10130.2           10144.8
4/30/06                  9646.98           9662.95
5/31/06                  9058.52           9076.41
6/30/06                   9241.5           9262.48
7/31/06                  9039.94           9063.33
8/31/06                  9337.45           9364.24
9/30/06                  9161.16           9190.06
10/31/06                 10189.2           10224.9
11/30/06                 10176.8           10214.6
12/31/06                 9291.41           9325.96
1/31/07                  9630.64           9670.09
2/28/07                  9691.89           9734.88
3/31/07                     9726           9771.87
4/30/07                  10604.4           10663.1
5/31/07                  10844.3           10907.3
6/30/07                    10282           10344.3

                        (streetTRACKS Logo/Annual Report)
                    SPDR S&P BIOTECH ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                             MARTEK          ISIS                 VERTEX
                                           BIOGEN         BIOSCIENCES     PHARMACEUTICALS,     PHARMACEUTICALS,
                                           IDEC, INC.     CORP.           INC.                 INC.
 --------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $3,420,148     3,413,081       3,410,341            3,383,760

 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.2%           3.2             3.2                  3.2
 --------------------------------------------------------------------------------------------------------------


 ----------------------------------------------------------

  DESCRIPTION

                                           DIGENE CORP.
 ----------------------------------------------------------


    MARKET VALUE                           3,363,280

 ----------------------------------------------------------
    % OF NET ASSETS                        3.1
 ----------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------------

 INDUSTRY                   PERCENT OF NET ASSETS

 ------------------------------------------------------


Biotechnology                        99.9%
Short Term Investments                0.1
Other Assets & Liabilities            0.0**

 ------------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                          SPDR S&P HOMEBUILDERS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Homebuilders ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Homebuilders Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was -9.51% versus the Index return of -9.22%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Weak demand amid a glut of unsold houses has caused homebuilders to report profit declines and losses, contributing to negative Index returns over the last 12 months. With stricter lending standards because of the subprime mortgage crisis and higher interest rates, demand continues to fall as potential buyers are reportedly having trouble obtaining mortgages. Contributing most significantly to the negative returns were the traditional residential homebuilders including Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., and Meritage Homes Corp. In addition to market pressures, Beazer Homes' share price has also been hurt by investigations by the FBI and securities regulators into the company's mortgage operations.

The few names that provided positive returns for the Index were Mohawk Industries, Inc., Sherwin-Williams Co., NVR, Inc., and The Home Depot, Inc. With the exception of NVR, these companies fall within the home improvement and home furnishings sub-industries, which were insulated from the decline traditional homebuilders have faced. NVR has been able to weather the downturn because the company has been absent from the problem markets that have plagued other homebuilders.

                        (streetTRACKS Logo/Annual Report)
                SPDR S&P HOMEBUILDERS ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P HOMEBUILDERS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S & P HOMEBUILDERS
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                        -9.51%                -9.16%                     -9.22%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -34.58%               -34.09%                    -34.35%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            S & P HOMEBUILDERS SELECT
                                                  VALUE                 VALUE                  INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                        -9.51%                -9.16%                     -9.22%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -25.93%               -25.54%                    -25.70%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
          SPDR S&P HOMEBUILDERS ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P HOMEBUILDERS ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                           SPDR S&P        S&P HOMEBUILDERS
                       HOMEBUILDERS ETF     SELECT INDUSTRY
                              (A)              INDEX (B)
                       ----------------    ----------------


1/31/06                    10000.00            10000.00
2/28/06                     9531.00             9533.00
3/31/06                     9507.17             9510.12
4/30/06                     9052.73             9057.44
5/31/06                     7836.95             7841.93
6/30/06                     7229.58             7231.83
7/31/06                     6633.14             6635.93
8/31/06                     6707.44             6712.24
9/30/06                     7034.82             7038.45
10/31/06                    7342.53             7348.85
11/30/06                    7915.69             7926.47
12/31/06                    8006.48             8020.79
1/31/07                     8227.06             8244.57
2/28/07                     7655.11             7672.40
3/31/07                     7000.52             7021.78
4/30/07                     7351.74             7376.38
5/31/07                     7665.14             7693.57
6/30/07                     6542.74             6565.92

                        (streetTRACKS Logo/Annual Report)
                 SPDR S&P HOMEBUILDERS ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              THE HOME        MOHAWK               THE SHERWIN-                    LOWE'S
                                           DEPOT, INC.     INDUSTRIES, INC.     WILLIAMS CO.     NVR, INC.      COS., INC.
 --------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $17,757,592     16,974,044           16,821,962       16,753,798     16,649,632

 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.4%            5.1                  5.1              5.1            5.0
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Homebuilding                         69.4%
Home Improvement Retail              15.5
Home Furnishings                     15.0
Short Term Investments                0.1
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                         SPDR S&P METALS & MINING ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Metals & Mining ETF (the "Fund") seeks to replicate a closely as possible, before expenses, the performance of the S&P Metals & Mining Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 25.93% versus the Index return of 26.44%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Marking its first full year, the SPDR S&P Metals & Mining ETF offered stellar returns to investors as increased global demand from growing economies like China and India, coupled with dollar weakness, boosted prices for industrial metals. AK Steel Holding Corp. offered the greatest contribution to the performance of this equally-weighted fund. The third largest US steelmaker booked strong profit as demand for their specialty steel surged. Two other stocks that offered lofty returns include Chaparral Steel Co. and Cleveland-Cliffs Inc. While not sufficient to offset the positive overall gains. Newmont Mining Corp. negatively impacted the Fund's performance with a negative return over the Fund's fiscal year.

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P METALS & MINING ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P METALS & MINING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET              S & P METALS & MINING
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       25.93%                26.67%                      26.44%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          45.70%                45.83%                      46.30%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET              S & P METALS & MINING
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       25.93%                26.67%                      26.44%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          43.97%                44.09%                      44.68%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
         SPDR S&P METALS & MINING ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P METALS & MINING ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                       SPDR S&P       S&P METALS
                         METALS        & MINING
                       & MINING    SELECT INDUSTRY
                        ETF (A)       INDEX (B)
                       --------    ---------------


6/19/06                10000.00        10000.00
6/30/06                11570.00        11571.00
7/31/06                10563.40        10567.80
8/31/06                10227.50        10234.90
9/30/06                 9605.66         9614.67
10/31/06               11003.30        11018.40
11/30/06               12058.50        12080.60
12/31/06               11389.30        11411.30
1/31/07                12244.60        12274.00
2/28/07                12538.50        12572.30
3/31/07                13308.30        13353.00
4/30/07                14455.50        14509.40
5/31/07                15374.90        15438.00
6/30/07                14570.00        14630.60

                        (streetTRACKS Logo/Annual Report)
                SPDR S&P METALS & MINING ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION
                                                                                                          WORTHINGTON
                                           USEC, INC.     AK STEEL HOLDING CORP.     HECLA MINING CO.     INDUSTRIES, INC.
 -------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $8,961,752     8,547,603                  8,396,520            8,381,191

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.4%           4.2                        4.1                  4.1
 -------------------------------------------------------------------------------------------------------------------------


 -------------------------------------------------------

  DESCRIPTION
                                           CHAPARRAL
                                           STEEL CO.
 -------------------------------------------------------


    MARKET VALUE                           7,975,270

 -------------------------------------------------------
    % OF NET ASSETS                        3.9
 -------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Steel                                46.5%
Coal & Consumable Fuels              23.0
Precious Metals & Minerals           11.5
Diversified Metals & Mining          11.1
Aluminum                              3.9
Gold                                  3.8
Short Term Investments                0.2
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 19.08% versus the Index return of 19.59%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as materials and energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These returns have driven valuations dramatically higher in these markets.

Although nine of the ten sectors in the S&P 500 gained ground during the fourth quarter of the fiscal year, only three managed to appreciate during June 2007. Energy was the top group both for the month and for the quarter. Firm product prices continued to boost oil stocks, but shares of oil service names also remained in steady upward trends. Drillers and oil-field service companies saw their earnings surge as booming demand and high prices combined to boost income statements.

In the equipment and services industry, only a few companies currently have the capabilities to operate in the tough deepwater environment. Limited supply is the result of the small number of companies providing these services.

Notable names contributing a significant amount of positive performance to the Fund include National Oilwell Varco, Inc. Conversely, one of the worst performing names for the period was BJ Services Co.; as natural gas prices fell, so did demand for companies providing well services.

                        (streetTRACKS Logo/Annual Report)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                               PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                              S & P OIL & GAS
                                                NET ASSET              MARKET               EQUIPMENT & SERVICES
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       19.08%                19.69%                      19.59%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          32.16%                32.29%                      32.75%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                              S & P OIL & GAS
                                                NET ASSET              MARKET               EQUIPMENT & SERVICES
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       19.08%                19.69%                      19.59%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          31.00%                31.12%                      31.65%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF (BASED ON NET ASSETS)



(Line Graph)

                                            S&P OIL
                          SPDR S&P           & GAS
                           OIL &          EQUIPMENT &
                       GAS EQUIPMENT    SERVICES SELECT
                         & SERVICES      INDUSTRY INDEX
                          ETF (A)             (B)
                       -------------    ---------------


6/19/06                   10000.00          10000.00
6/30/06                   11098.00          11099.00
7/31/06                   10866.00          10870.40
8/31/06                   10200.00          10207.30
9/30/06                    9604.28           9614.23
10/31/06                  10049.90          10062.20
11/30/06                  11014.70          11032.30
12/31/06                  10506.90          10525.90
1/31/07                   10415.50          10443.80
2/28/07                   10530.10          10560.70
3/31/07                   11257.70          11295.80
4/30/07                   11968.10          12013.00
5/31/07                   12884.80          12938.10
6/30/07                   13216.70          13275.10

                        (streetTRACKS Logo/Annual Report)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ---------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                   OCEANEERING                        FMC
                                           GLOBAL               INTERNATIONAL,     TRANSOCEAN,     TECHNOLOGIES,
                                           INDUSTRIES, LTD.     INC.               INC.            INC.
 ---------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $5,478,682           5,408,076          5,388,553       5,388,465

 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.8%                 3.8                3.7             3.7
 ---------------------------------------------------------------------------------------------------------------


 ------------------------------------------------------------

  DESCRIPTION                              DIAMOND
                                           OFFSHORE
                                           DRILLING, INC.
 ------------------------------------------------------------


    MARKET VALUE                           5,346,829

 ------------------------------------------------------------
    % OF NET ASSETS                        3.7
 ------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil & Gas Equipment & Services       60.3%
Oil & Gas Drilling                   39.6
Short Term Investments                0.1
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 17.68% versus the Index return of 18.00%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. Markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Although nine of the ten sectors in the S&P 500 gained ground during the second quarter, only three managed to appreciate during June. Energy was the top group both for the month and for the quarter. Firm product prices continued to boost oil stocks, shares of oil service names remained in a steady upward trend. High oil prices and limited unexploited areas for major exploration and production companies to drill has led to a significantly increased demand for the services provided by oil and gas exploration and production, thus sending earnings and prices to record levels.

A major contributor of positive performance for the period was Cabot Oil and Gas Corp. This can be attributed to the recent advances in well architecture implemented by Cabot, which led to improved drilling programs, more than triple the production of others in the same region.

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                               PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                       S & P OIL & GAS EXPLORATION &
                                                NET ASSET              MARKET            PRODUCTION SELECT INDUSTRY
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       17.68%                18.08%                      18.00%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          36.20%                36.04%                      36.58%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                       S & P OIL & GAS EXPLORATION &
                                                NET ASSET              MARKET            PRODUCTION SELECT INDUSTRY
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       17.68%                18.08%                      18.00%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          34.87%                34.71%                      35.35%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                          SPDR S&P            S&P OIL
                            OIL &              & GAS
                             GAS           EXPLORATION &
                        EXPLORATION &    PRODUCTION SELECT
                       PRODUCTION ETF      INDUSTRY INDEX
                             (A)                (B)
                       --------------    -----------------


6/19/06                   10000.00            10000.00
6/30/06                   11574.00            11575.00
7/31/06                   11894.60            11900.30
8/31/06                   11430.70            11436.20
9/30/06                   10534.50            10490.40
10/31/06                  11110.80            11068.40
11/30/06                  12183.00            12142.00
12/31/06                  11299.70            11261.70
1/31/07                   11608.20            11569.20
2/28/07                   11468.90            11433.80
3/31/07                   12065.30            12034.10
4/30/07                   12837.80            12810.30
5/31/07                   13801.90            13777.50
6/30/07                   13620.50            13658.00

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                              HELIX ENERGY                     OCCIDENTAL
                                                             FRONTIER      SOLUTIONS        EXXON MOBIL     PETROLEUM
                                           CHEVRON CORP.     OIL CORP.     GROUP, INC.      CORP.           CORP.
 -------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $1,164,449        1,147,212     1,123,187        1,122,818       1,121,830

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.0%              2.9           2.9              2.9             2.9
 -------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil & Gas Exploration &
  Production                         77.1%
Integrated Oil & Gas                 11.6
Oil & Gas Refining & Marketing       11.2
Short Term Investments                0.3
Other Assets and Liabilities         (0.2)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                         SPDR S&P PHARMACEUTICALS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Pharmaceuticals ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Pharmaceuticals Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 13.17% versus the Index return of 13.56%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Over the last 12 months, the Index returns were driven by Schering-Plough Corp. and Merck & Co., Inc. Strong sales in the third fiscal quarter of the year drove returns of Schering-Plough and Merck. For Schering-Plough, the increases in sales of Vytorin and Zetia, a joint venture with Merck, generated strong returns. Despite some of the previous legal problems associated with Merck's Vioxx, returns were strong due to its updated portfolio of medications and vaccines. In particular, Merck's vaccine sales experienced significant large growth during the last half of the fiscal year.

On the downside, Medicines Co. and Sepracor, Inc. both lagged over the last year. Despite having a strong first half of the fiscal year, Medicines Co. finished down due to its inability to extend its patent on Angiomax, a blood thinner. Sepracor also experienced growth in revenues in 2006 through increased sales of Lunesta, an insomnia drug. However, this was short-lived as Sepracor was faced with Medicare's reduction in reimbursement levels for its asthma drug, Xopenex, one of its major sources of revenue.

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P PHARMACEUTICALS ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P PHARMACEUTICALS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET              S & P PHARMACEUTICALS
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       13.17%                12.96%                      13.56%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          14.83%                14.70%                      15.23%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET              S & P PHARMACEUTICALS
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       13.17%                12.96%                      13.56%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          14.32%                14.20%                      14.75%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
         SPDR S&P PHARMACEUTICALS ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P PHARMACEUTICALS ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                        SPDR S&P        S&P PHARMACEUTICALS
                     PHARMACEUTICALS      SELECT INDUSTRY
                           ETF                 INDEX
                    ----------------    -------------------


6/19/06                 10000.00              10000.00
                        10146.00              10147.00
                        10340.80              10344.90
                        10658.30              10666.60
9/30/06                 10951.40              10963.10
                        11057.60              11072.80
                        10931.50              10949.80
12/31/06                11062.70              11084.50
                        11521.80              11550.10
                        11231.50              11261.30
3/31/07                 11114.70              11147.60
                        11788.20              11828.70
                        11910.80              11951.70
6/30/07                 11483.00              11523.50

                        (streetTRACKS Logo/Annual Report)
                SPDR S&P PHARMACEUTICALS ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                WATSON               ENDO
                                           BRISTOL-MYERS     PHARMACEUTICALS,     PHARMACEUTICALS
                                           SQUIBB CO.        INC.                 HOLDINGS, INC.      PERRIGO CO.     WYETH
 --------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $443,986          440,879              428,970             428,587         426,610

 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.0%              5.0                  4.8                 4.8             4.8
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Pharmaceuticals                      99.5%
Short Term Investments                0.5
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                             SPDR S&P RETAIL ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Retail ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Retail Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 16.12% versus the Index return of 16.65%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Over the last 12 months, the Index returns were driven by a number of different factors. General Merchandise Stores were among the top performers which included Dollar Tree Stores, Inc., Dollar General Corp., and Family Dollar Stores, Inc. The top performers in the Index were GameStop Corp and Men's Wearhouse, Inc. GameStop's earnings doubled year over year driven by increased sales of gaming consoles. In addition, GameStop raised its earnings forecasts for 2007. Men's Wearhouse solid returns were driven by consistent apparel sales growth.

On the downside, Whole Foods Markets Inc., Circuit City Stores, Inc., and Blockbuster Inc. were among the companies whose returns lagged the Index. Whole Foods was down significantly for the last 12 months and guided lower in November, cutting expected growth rates in half. Circuit City has been restructuring its merchandising and marketing systems and experienced volatile earnings. It struggled over the last year and experienced a steady decline due to a decrease in sales of high margin items such as flat-screen televisions. Blockbuster reported a significant loss to earnings, in first quarter of 2007. The loss was a result of aggressive pricing which cut into margins, which caused losses.

                        (streetTRACKS Logo/Annual Report)
                   SPDR S&P RETAIL ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P RETAIL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               S & P RETAIL SELECT
                                                  VALUE                 VALUE                  INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       16.12%                16.09%                      16.65%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.93%                18.83%                      19.49%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               S & P RETAIL SELECT
                                                  VALUE                 VALUE                  INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       16.12%                16.09%                      16.65%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.27%                18.18%                      18.87%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
             SPDR S&P RETAIL ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P RETAIL ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                                         S&P
                       SPDR S&P     RETAIL SELECT
                         RETAIL    INDUSTRY INDEX
                        ETF (A)          (B)
                       --------    --------------


6/19/06                10000.00       10000.00
6/30/06                10242.00       10243.00
7/31/06                 9698.15        9702.17
8/31/06                 9911.51        9919.50
9/30/06                10699.50       10709.10
10/31/06               11253.70       11267.00
11/30/06               11124.30       11139.70
12/31/06               11103.20       11124.10
1/31/07                11459.60       11485.70
2/28/07                11459.60       11489.10
3/31/07                11752.90       11795.90
4/30/07                11807.00       11853.70
5/31/07                12259.20       12311.20
6/30/07                11893.00       11949.00

                        (streetTRACKS Logo/Annual Report)
                    SPDR S&P RETAIL ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                                                                    DICK'S
                                           GUITAR                                                                SPORTING
                                           CENTER, INC.     GAIAM, INC.     TIFFANY & CO.     SYSTEMAX, INC.     GOODS, INC.
 -------------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $2,527,511       2,371,778       2,341,326         2,311,117          2,300,042

 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.9%             1.8             1.7               1.7                1.7
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Apparel Retail                       37.9%
Specialty Stores                     19.1
Catalog Retail                        8.2
Department Stores                     7.9
Food Retail                           7.8
General Merchandise Stores            6.4
Computer & Electronics Retail         4.7
Hypermarkets & Super Centers          3.3
Drug Retail                           3.2
Footwear                              1.5
Short Term Investments                0.2
Other Asset & Liabilities            (0.2)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                          SPDR S&P SEMICONDUCTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Semiconductor ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P Semiconductor Select Industry Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark Index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was 12.89% versus the Index return of 13.36%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rates hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

The Fund offered solid performance with 65% of the stocks within the equal-weighted Fund contributing positive returns. Given this, it is important to note that this industry did underperform relative to the overall market return for this period. NVIDIA Corp., contributed positively over the past 12 months as the second largest maker of computer-graphic chips benefited from increased demand for personal computers, as well as strong sales of their new Tesla chip. Cypress Semiconductor Corp. also strengthened the Fund's performance. The largest performance detractor was Advanced Micro Devices, Inc. The stock fell over the one year period as competitive pricing pressures carved into the company's profits.

                        (streetTRACKS Logo/Annual Report)
                SPDR S&P SEMICONDUCTOR ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P SEMICONDUCTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               S & P SEMICONDUCTOR
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       12.89%                13.76%                      13.36%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           0.18%                0.15.%                       0.72%
 --------------------------------------------------------------------------------------------------------------------






 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               S & P SEMICONDUCTOR
                                                  VALUE                 VALUE              SELECT INDUSTRY INDEX
 --------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                       12.89%                13.76%                      13.36%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           0.13%                 0.11%                       0.51%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
          SPDR S&P SEMICONDUCTOR ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P SEMICONDUCTOR ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                          SPDR S&P
                        SEMICONDUCTOR    S&P SEMICONDUCTOR
                             ETF          SELECT INDUSTRY
                             (A)             INDEX (B)
                       --------------    -----------------


1/31/06                      10000              10000
2/28/06                       9981               9984
3/31/06                    10135.7            10141.8
4/30/06                    10406.3            10414.6
5/31/06                    9305.34            9314.78
6/30/06                     8874.5            8885.37
7/31/06                    8247.96            8260.73
8/31/06                    9032.43            9049.63
9/30/06                    9080.93            9101.21
10/31/06                   9196.17            9219.53
11/30/06                   9502.95            9530.23
12/31/06                   9243.62               9271
1/31/07                    9230.58            9260.81
2/28/07                    9569.07            9603.46
3/31/07                     9155.4            9194.35
4/30/07                    9752.97            9799.34
5/31/07                    9830.12            9879.69
6/30/07                    10018.2            10072.4

                        (streetTRACKS Logo/Annual Report)
                 SPDR S&P SEMICONDUCTOR ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 ---------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CYPRESS
                                           SEMICONDUCTOR     ADVANCED MICRO     INTERNATIONAL
                                           CORP.             DEVICES, INC.      RECTIFIER CORP.     NVIDIA CORP.
 ---------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $4,911,162        4,869,507          4,865,113           4,849,753

 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.6%              4.6                4.6                 4.6
 ---------------------------------------------------------------------------------------------------------------


 -------------------------------------------------------------

  DESCRIPTION

                                           MICROSEMI CORP.
 -------------------------------------------------------------


    MARKET VALUE                           4,759,392

 -------------------------------------------------------------
    % OF NET ASSETS                        4.5
 -------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Semiconductors                       99.8%
Short Term Investments                0.2
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                           KBW REGIONAL BANKING ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The KBW Regional Banking ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the KBW Regional Banking Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2007, was -2.16% versus the Index return of -0.97%.

The Global Equity markets posted very strong returns during the year ended June 30, 2007. U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose over 20% during the fiscal year. Non U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S. gaining nearly 29.6%. Early in the fiscal year, the U.S. Federal Reserve Bank ceased its steady rate hikes, boosting hopes of a soft landing for the U.S. economy. As the fiscal year progressed the market was boosted by takeover activity, but at the start of 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. Investors appeared to side step this issue by focusing on specific sectors (such as Materials and Energy) and pushed the market to new highs.

Outside the U.S., markets posted very strong returns, led by an improved economic environment in Europe and Japan, and continued strong growth in emerging markets. Emerging markets as a group have posted a remarkable five year run, with the S&P/IFC Index posting annualized gains of just under 39% and the previous four years posting at least a 35% gain. These remarkable returns have driven valuations dramatically higher in these markets.

Most companies in the Index did not fare very well during the period, especially in the third and fourth quarters of the fiscal year, as financials and banks continued to lag due to concerns regarding direct load exposures and declining credit ratings. Corus Bankshares, Inc., which specializes in commercial real estate lending, suffered from falling earnings due to the continued slowdown in the housing market. Another large contributor to negative performance, Citizens Republic Bancorp was adversely affected by the downturn in the Midwest economy and continued deterioration in the commercial real estate market. The two companies were more of the rule than the exception. Chittenden Corp. was one of the very few strong performers in the benchmark for the period, after successfully finalizing a variety of acquisitions and mergers through the second half of the fiscal year.

                        (streetTRACKS Logo/Annual Report)
                 KBW REGIONAL BANKING ETF -- PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW REGIONAL BANKING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2006 IS 0.35%.

PERFORMANCE AS OF JUNE 30, 2007



 ------------------------------------------------------------------------------------------------------------------

                                                                   CUMULATIVE TOTAL RETURN

                                          -------------------------------------------------------------------------
                                                 NET ASSET                  MARKET                KBW REGIONAL
                                                   VALUE                    VALUE                BANKING INDEX
 ------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                         -2.16%                   -1.28%                   -0.97%

 ------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                            -1.52%                   -0.84%                   -0.32%
 ------------------------------------------------------------------------------------------------------------------






 ------------------------------------------------------------------------------------------------------------------

                                                                 AVERAGE ANNUAL TOTAL RETURN

                                          -------------------------------------------------------------------------
                                                 NET ASSET                  MARKET                KBW REGIONAL
                                                   VALUE                    VALUE                BANKING INDEX
 ------------------------------------------------------------------------------------------------------------------


    ONE YEAR ENDED 6/30/07                         -2.16%                   -1.28%                   -0.97%
 ------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                            -1.47%                   -0.82%                   -0.29%
 ------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to June 30, 2007.

                        (streetTRACKS Logo/Annual Report)
           KBW REGIONAL BANKING ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW REGIONAL BANKING ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                       KBW REGIONAL    KBW REGIONAL
                        BANKING ETF     BANK INDEX
                            (A)             (B)
                       ------------    ------------


6/19/06                  10000.00        10000.00
6/30/06                  10066.00        10066.00
7/31/06                  10127.40        10132.40
8/31/06                  10189.20        10199.30
9/30/06                  10256.40        10268.70
10/31/06                 10246.20        10262.50
11/30/06                 10440.80        10463.70
12/31/06                 10593.30        10691.80
1/31/07                  10455.60        10553.80
2/28/07                  10316.50        10421.90
3/31/07                  10183.40        10291.60
4/30/07                   9915.61        10025.10
5/31/07                  10110.00        10228.60
6/30/07                   9848.10         9967.76

                            (streetTRACKS Logo/Annual Report)
                  KBW REGIONAL BANKING ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF JUNE 30, 2007



 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                               COLONIAL       SYNOVUS
                                           CHITTENDEN     SVB FINANCIAL     BANCGROUP,     FINANCIAL     EAST WEST
                                           CORP.          GROUP             INC.           CORP.         BANCORP, INC.
 -------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE                           $3,510,448     3,043,309         3,025,565      2,996,781     2,994,810

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        2.7%           2.4               2.4            2.3           2.3
 -------------------------------------------------------------------------------------------------------------------------




  (The Five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Regional Banks                       88.7%
Thrifts & Mortgage Finance           11.1
Short Term Investments                0.1
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                      % OF
                                                       NET
SECURITY DESCRIPTION         SHARES       VALUE      ASSETS
--------------------         ------       -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ...............    5,660   $    544,266     0.42%
United Technologies
  Corp. ..................    6,776        480,622     0.37
Other Securities(1).......               1,638,230     1.26
                                      ------------   ------
                                         2,663,118     2.05
                                      ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).......                 799,209     0.61
                                      ------------   ------
AIRLINES
Other Securities(1).......                 234,802     0.18
                                      ------------   ------
AUTO COMPONENTS
Other Securities(1).......                 447,784     0.34
                                      ------------   ------
AUTOMOBILES
Other Securities(1).......                 464,142     0.36
                                      ------------   ------
BEVERAGES
PepsiCo, Inc. ............   12,143        787,474     0.60
The Coca-Cola Co. ........   16,116        843,028     0.65
Other Securities(1).......                 476,567     0.37
                                      ------------   ------
                                         2,107,069     1.62
                                      ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (a)...........    9,690        535,760     0.41
Other Securities(1).......               1,455,011     1.12
                                      ------------   ------
                                         1,990,771     1.53
                                      ------------   ------
BUILDING PRODUCTS
Other Securities(1).......                 233,323     0.18
                                      ------------   ------
CAPITAL MARKETS
Merrill Lynch & Co.,
  Inc. ...................    6,674        557,813     0.43
Morgan Stanley............    7,662        642,689     0.49
State Street Corp. (b)....    2,474        169,222     0.13
The Goldman Sachs Group,
  Inc. ...................    3,264        707,472     0.54
Other Securities(1).......               2,197,157     1.69
                                      ------------   ------
                                         4,274,353     3.28
                                      ------------   ------
CHEMICALS
Other Securities(1).......               2,006,514     1.54
                                      ------------   ------
COMMERCIAL BANKS
Wachovia Corp. ...........   13,748        704,585     0.54
Wells Fargo & Co. ........   23,427        823,928     0.63
Other Securities(1).......               3,372,946     2.59
                                      ------------   ------
                                         4,901,459     3.76
                                      ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).......               1,171,485     0.90
                                      ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)...   48,120      1,340,142     1.03
QUALCOMM, Inc. ...........   12,673        549,881     0.42
Other Securities(1).......               1,298,481     1.00
                                      ------------   ------
                                         3,188,504     2.45
                                      ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a)...........    7,096        865,996     0.67
Dell, Inc. (a)............   16,682        476,271     0.37
Hewlett-Packard Co. ......   22,481      1,003,102     0.77
International Business
  Machines Corp. .........   12,154      1,279,209     0.98
Other Securities(1).......               1,111,803     0.85
                                      ------------   ------
                                         4,736,381     3.64
                                      ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1).......                 276,753     0.21
                                      ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1).......                 249,105     0.19
                                      ------------   ------
CONSUMER FINANCE
American Express Co. .....    8,029        491,214     0.38
Other Securities(1).......                 533,497     0.41
                                      ------------   ------
                                         1,024,711     0.79
                                      ------------   ------
CONTAINERS & PACKAGING
Other Securities(1).......                 426,222     0.33
                                      ------------   ------
DISTRIBUTORS
Other Securities(1).......                  25,891     0.02
                                      ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).......                 475,897     0.37
                                      ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ....   33,425      1,634,148     1.25
Citigroup, Inc. ..........   37,721      1,934,710     1.48
JPMorgan Chase & Co. .....   25,752      1,247,685     0.96
Other Securities(1).......                 653,187     0.51
                                      ------------   ------
                                         5,469,730     4.20
                                      ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ...............   46,416      1,926,264     1.48
Verizon Communications,
  Inc. ...................   21,303        877,044     0.67
Other Securities(1).......                 552,334     0.43
                                      ------------   ------
                                         3,355,642     2.58
                                      ------------   ------
ELECTRIC UTILITIES
Other Securities(1).......               2,226,627     1.71
                                      ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).......                 684,110     0.53
                                      ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).......                 926,644     0.71
                                      ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. .......    8,369        710,863     0.55
Other Securities(1).......               2,440,468     1.87
                                      ------------   ------
                                         3,151,331     2.42
                                      ------------   ------
FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc. ....   18,558        892,826     0.69
Other Securities(1).......               1,744,049     1.34
                                      ------------   ------
                                         2,636,875     2.03
                                      ------------   ------
FOOD PRODUCTS
Other Securities(1).......               1,866,577     1.43
                                      ------------   ------
GAS UTILITIES
Other Securities(1).......                 297,342     0.23
                                      ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).......               2,217,296     1.70
                                      ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION         SHARES       VALUE      ASSETS
--------------------         ------       -----      ------

HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group,
  Inc. ...................   10,865   $    555,636     0.43%
Other Securities(1).......               2,610,955     2.00
                                      ------------   ------
                                         3,166,591     2.43
                                      ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1).......                 118,889     0.09
                                      ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. .........    9,511        482,779     0.37
Other Securities(1).......               2,029,423     1.56
                                      ------------   ------
                                         2,512,202     1.93
                                      ------------   ------
HOUSEHOLD DURABLES
Other Securities(1).......               1,078,789     0.83
                                      ------------   ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. .....   24,012      1,469,294     1.13
Other Securities(1).......                 719,029     0.55
                                      ------------   ------
                                         2,188,323     1.68
                                      ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).......                 705,086     0.54
                                      ------------   ------
INDUSTRIAL CONGLOMERATES
General Electric Co. .....   78,209      2,993,840     2.30
Tyco International,
  Ltd. ...................   15,136        511,445     0.39
Other Securities(1).......                 666,014     0.51
                                      ------------   ------
                                         4,171,299     3.20
                                      ------------   ------
INSURANCE
American International
  Group, Inc..............   17,206      1,204,936     0.93
Berkshire Hathaway, Inc.
  (Class A) (a)...........        7        766,325     0.59
Other Securities(1).......               4,095,848     3.14
                                      ------------   ------
                                         6,067,109     4.66
                                      ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1).......                 456,450     0.35
                                      ------------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A)
  (a).....................    1,743        912,251     0.70
Other Securities(1).......                 895,902     0.69
                                      ------------   ------
                                         1,808,153     1.39
                                      ------------   ------
IT SERVICES
Other Securities(1).......               1,850,493     1.42
                                      ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).......                 377,056     0.29
                                      ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).......                 737,298     0.57
                                      ------------   ------
MACHINERY
Other Securities(1).......               2,777,845     2.13
                                      ------------   ------
MEDIA
Comcast Corp. (Class A)
  (a).....................   24,838        698,445     0.54
The Walt Disney Co. ......   15,219        519,577     0.40
Time Warner, Inc. ........   33,903        713,319     0.55
Other Securities(1).......               2,796,234     2.14
                                      ------------   ------
                                         4,727,575     3.63
                                      ------------   ------
METALS & MINING
Other Securities(1).......               1,377,769     1.06
                                      ------------   ------
MULTI-UTILITIES
Other Securities(1).......               1,192,297     0.92
                                      ------------   ------
MULTILINE RETAIL
Other Securities(1).......               1,500,721     1.15
                                      ------------   ------
OFFICE ELECTRONICS
Other Securities(1).......                 200,519     0.15
                                      ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ............   16,435      1,384,484     1.06
ConocoPhillips............   11,760        923,160     0.71
Exxon Mobil Corp. ........   44,066      3,696,256     2.84
Other Securities(1).......               4,664,355     3.58
                                      ------------   ------
                                        10,668,255     8.19
                                      ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).......                 412,951     0.32
                                      ------------   ------
PERSONAL PRODUCTS
Other Securities(1).......                 214,391     0.16
                                      ------------   ------
PHARMACEUTICALS
Abbott Laboratories.......   11,693        626,160     0.48
Johnson & Johnson.........   21,741      1,339,680     1.03
Merck & Co., Inc. ........   16,435        818,463     0.63
Pfizer, Inc. .............   56,581      1,446,776     1.11
Wyeth.....................   10,372        594,730     0.46
Other Securities(1).......               1,840,248     1.41
                                      ------------   ------
                                         6,666,057     5.12
                                      ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).......               2,784,395     2.14
                                      ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).......                 183,876     0.14
                                      ------------   ------
ROAD & RAIL
Other Securities(1).......               1,204,259     0.92
                                      ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ..............   47,229      1,122,161     0.86
Texas Instruments, Inc. ..   12,715        478,465     0.37
Other Securities(1).......               1,993,783     1.53
                                      ------------   ------
                                         3,594,409     2.76
                                      ------------   ------
SOFTWARE
Microsoft Corp. ..........   69,096      2,036,259     1.56
Oracle Corp. (a)..........   34,101        672,131     0.52
Other Securities(1).......               1,788,371     1.37
                                      ------------   ------
                                         4,496,761     3.45
                                      ------------   ------
SPECIALTY RETAIL
The Home Depot, Inc. .....   16,588        652,738     0.50
Other Securities(1).......               2,101,671     1.62
                                      ------------   ------
                                         2,754,409     2.12
                                      ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......                 607,410     0.47
                                      ------------   ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae................    7,331        478,934     0.37
Other Securities(1).......               1,346,620     1.03
                                      ------------   ------
                                         1,825,554     1.40
                                      ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION         SHARES       VALUE      ASSETS
--------------------         ------       -----      ------

TOBACCO
Altria Group, Inc. .......   16,112   $  1,130,096     0.87%
Other Securities(1).......                 226,417     0.17
                                      ------------   ------
                                         1,356,513     1.04
                                      ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                 188,191     0.14
                                      ------------   ------
WATER UTILITIES
Other Securities(1).......                  83,243     0.06
                                      ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).......               1,119,077     0.86
                                      ------------   ------
TOTAL COMMON STOCKS --
  (Cost $101,804,508).....             129,703,882    99.60
                                      ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio (Cost
  $398,738)...............  398,738        398,738     0.31
                                      ------------   ------
TOTAL INVESTMENTS
  (Cost $102,203,246).....             130,102,620    99.91
OTHER ASSETS AND
  LIABILITIES.............                 115,583     0.09
                                      ------------   ------
NET ASSETS................            $130,218,203   100.00
                                      ============   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)



See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. .................     504   $   $48,465     0.47%
United Technologies Corp. ..     647        45,892     0.44
Other Securities(1).........               141,689     1.37
                                       -----------   ------
                                           236,046     2.28
                                       -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........                65,611     0.63
                                       -----------   ------
AIRLINES
Other Securities(1).........                23,434     0.23
                                       -----------   ------
AUTO COMPONENTS
Other Securities(1).........                24,499     0.24
                                       -----------   ------
AUTOMOBILES
Other Securities(1).........                36,001     0.35
                                       -----------   ------
BEVERAGES
PepsiCo, Inc. ..............   1,162        75,356     0.73
The Coca-Cola Co. ..........   1,490        77,942     0.76
Other Securities(1).........                44,065     0.42
                                       -----------   ------
                                           197,363     1.91
                                       -----------   ------
BIOTECHNOLOGY
Amgen, Inc. (a).............     813        44,951     0.44
Other Securities(1).........               100,507     0.97
                                       -----------   ------
                                           145,458     1.41
                                       -----------   ------
BUILDING PRODUCTS
Other Securities(1).........                17,597     0.17
                                       -----------   ------
CAPITAL MARKETS
Merrill Lynch & Co., Inc. ..     583        48,727     0.47
Morgan Stanley..............     681        57,122     0.55
State Street Corp. (b)......     276        18,878     0.18
The Goldman Sachs Group,
  Inc. .....................     262        56,789     0.55
Other Securities(1).........               177,329     1.72
                                       -----------   ------
                                           358,845     3.47
                                       -----------   ------
CHEMICALS
Other Securities(1).........               164,895     1.60
                                       -----------   ------
COMMERCIAL BANKS
Wachovia Corp. .............   1,351        69,239     0.67
Wells Fargo & Co. ..........   2,219        78,042     0.76
Other Securities(1).........               217,624     2.10
                                       -----------   ------
                                           364,905     3.53
                                       -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).........                70,344     0.68
                                       -----------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a).....   4,295       119,616     1.16
QUALCOMM, Inc. .............   1,152        49,985     0.48
Other Securities(1).........                82,266     0.80
                                       -----------   ------
                                           251,867     2.44
                                       -----------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a).............     603        73,590     0.71
Hewlett-Packard Co. ........   1,905        85,001     0.82
International Business
  Machines Corp. ...........     964       101,461     0.98
Other Securities(1).........               120,466     1.17
                                       -----------   ------
                                           380,518     3.68
                                       -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1).........                14,273     0.14
                                       -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1).........                14,757     0.14
                                       -----------   ------
CONSUMER FINANCE
American Express Co. .......     742        45,396     0.44
Other Securities(1).........                43,932     0.42
                                       -----------   ------
                                            89,328     0.86
                                       -----------   ------
CONTAINERS & PACKAGING
Other Securities(1).........                25,630     0.25
                                       -----------   ------
DISTRIBUTORS
Other Securities(1).........                 5,803     0.06
                                       -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).........                15,905     0.15
                                       -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ......   3,174       155,177     1.50
Citigroup, Inc. ............   3,499       179,464     1.74
JPMorgan Chase & Co. .......   2,437       118,073     1.14
Other Securities(1).........                57,676     0.56
                                       -----------   ------
                                           510,390     4.94
                                       -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. .................   4,350       180,525     1.75
Verizon Communications,
  Inc. .....................   2,040        83,987     0.81
Other Securities(1).........                34,240     0.33
                                       -----------   ------
                                           298,752     2.89
                                       -----------   ------
ELECTRIC UTILITIES
Other Securities(1).........               180,997     1.75
                                       -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).........                49,653     0.48
                                       -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).........                36,691     0.35
                                       -----------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. .........     825        70,075     0.68
Other Securities(1).........               167,173     1.62
                                       -----------   ------
                                           237,248     2.30
                                       -----------   ------
FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc. ......   1,807        86,935     0.84
Other Securities(1).........               138,104     1.34
                                       -----------   ------
                                           225,039     2.18
                                       -----------   ------
FOOD PRODUCTS
Other Securities(1).........               149,597     1.45
                                       -----------   ------
GAS UTILITIES
Other Securities(1).........                13,620     0.13
                                       -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).........               174,093     1.68
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ...     943   $    48,225     0.47%
Other Securities(1).........               187,348     1.81
                                       -----------   ------
                                           235,573     2.28
                                       -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1).........                 7,301     0.07
                                       -----------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. ...........     842        42,740     0.41
Other Securities(1).........               130,624     1.27
                                       -----------   ------
                                           173,364     1.68
                                       -----------   ------
HOUSEHOLD DURABLES
Other Securities(1).........                66,010     0.64
                                       -----------   ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. .......   2,240       137,065     1.33
Other Securities(1).........                55,172     0.53
                                       -----------   ------
                                           192,237     1.86
                                       -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                60,207     0.58
                                       -----------   ------
INDUSTRIAL CONGLOMERATES
General Electric Co. .......   7,255       277,721     2.69
Tyco International, Ltd. ...   1,384        46,765     0.45
Other Securities(1).........                55,508     0.54
                                       -----------   ------
                                           379,994     3.68
                                       -----------   ------
INSURANCE
American International
  Group, Inc. ..............   1,608       112,608     1.09
Berkshire Hathaway, Inc.
  (Class A) (a).............       1       109,475     1.06
Other Securities(1).........               352,237     3.41
                                       -----------   ------
                                           574,320     5.56
                                       -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1).........                34,559     0.33
                                       -----------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (a)..     159        83,217     0.81
Other Securities(1).........                58,282     0.56
                                       -----------   ------
                                           141,499     1.37
                                       -----------   ------
IT SERVICES
Other Securities(1).........               144,746     1.40
                                       -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........                17,995     0.17
                                       -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........                37,361     0.36
                                       -----------   ------
MACHINERY
Other Securities(1).........               179,173     1.73
                                       -----------   ------
MEDIA
Comcast Corp. (Class A)
  (a).......................   2,111        59,361     0.57
The Walt Disney Co. ........   1,310        44,723     0.43
Time Warner, Inc. ..........   2,687        56,534     0.55
Other Securities(1).........               210,607     2.04
                                       -----------   ------
                                           371,225     3.59
                                       -----------   ------
METALS & MINING
Other Securities(1).........                94,831     0.92
                                       -----------   ------
MULTI-UTILITIES
Other Securities(1).........               118,145     1.14
                                       -----------   ------
MULTILINE RETAIL
Other Securities(1).........               103,463     1.00
                                       -----------   ------
OFFICE ELECTRONICS
Other Securities(1).........                12,437     0.12
                                       -----------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ..............   1,521       128,129     1.24
ConocoPhillips..............   1,074        84,309     0.82
Exxon Mobil Corp. ..........   4,017       336,946     3.26
Other Securities(1).........               333,743     3.22
                                       -----------   ------
                                           883,127     8.54
                                       -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).........                33,135     0.32
                                       -----------   ------
PERSONAL PRODUCTS
Other Securities(1).........                15,343     0.15
                                       -----------   ------
PHARMACEUTICALS
Abbott Laboratories.........   1,086        58,155     0.56
Bristol-Myers Squibb Co. ...   1,413        44,594     0.43
Johnson & Johnson...........   2,046       126,074     1.22
Merck & Co., Inc. ..........   1,532        76,294     0.74
Pfizer, Inc. ...............   5,000       127,850     1.24
Wyeth.......................     946        54,244     0.53
Other Securities(1).........               109,325     1.05
                                       -----------   ------
                                           596,536     5.77
                                       -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).........               162,490     1.57
                                       -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........                13,455     0.13
                                       -----------   ------
ROAD & RAIL
Other Securities(1).........                76,927     0.74
                                       -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ................   4,104        97,511     0.94
Other Securities(1).........               175,346     1.70
                                       -----------   ------
                                           272,857     2.64
                                       -----------   ------
SOFTWARE
Microsoft Corp. ............   6,003       176,908     1.71
Oracle Corp. (a)............   2,784        54,873     0.53
Other Securities(1).........                92,875     0.90
                                       -----------   ------
                                           324,656     3.14
                                       -----------   ------
SPECIALTY RETAIL
The Home Depot, Inc. .......   1,390        54,696     0.53
Other Securities(1).........               151,604     1.47
                                       -----------   ------
                                           206,300     2.00
                                       -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........                40,836     0.40
                                       -----------   ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae..................     683        44,620     0.43
Other Securities(1).........                96,257     0.93
                                       -----------   ------
                                           140,877     1.36
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

TOBACCO
Altria Group, Inc. .........   1,481   $   103,877     1.00%
Other Securities(1).........                19,635     0.19
                                       -----------   ------
                                           123,512     1.19
                                       -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                 9,146     0.09
                                       -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Sprint Nextel Corp. ........   2,026        41,958     0.41
Other Securities(1).........                53,878     0.52
                                       -----------   ------
                                            95,836     0.93
                                       -----------   ------
TOTAL COMMON STOCKS --
  (Cost $9,268,937).........            10,318,632    99.82
                                       -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $12,269)............  12,269        12,269     0.12
                                       -----------   ------
TOTAL INVESTMENTS
  (Cost $9,281,206).........            10,330,901    99.94
OTHER ASSETS AND
  LIABILITIES...............                 5,959     0.06
                                       -----------   ------
NET ASSETS..................           $10,336,860   100.00
                                       ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)



See accompanying notes to financial statements.

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SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies
  Corp. ...................   27,725   $  1,966,534     0.88%
Other Securities(1)........               3,880,419     1.73
                                       ------------   ------
                                          5,846,953     2.61
                                       ------------   ------
AIR FREIGHT & LOGISTICS
United Parcel Service, Inc.
  (Class B)................   18,228      1,330,644     0.60
Other Securities(1)........               1,483,945     0.66
                                       ------------   ------
                                          2,814,589     1.26
                                       ------------   ------
AIRLINES
Other Securities(1)........                 860,167     0.38
                                       ------------   ------
AUTO COMPONENTS
Other Securities(1)........                 342,884     0.15
                                       ------------   ------
AUTOMOBILES
Other Securities(1)........                 997,638     0.45
                                       ------------   ------
BEVERAGES
Anheuser-Busch Cos.,
  Inc. ....................   21,710      1,132,394     0.51
PepsiCo, Inc. .............   49,383      3,202,488     1.43
Other Securities(1)........                 426,837     0.19
                                       ------------   ------
                                          4,761,719     2.13
                                       ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (a)............   35,211      1,946,816     0.87
Genentech, Inc. (a)........   13,878      1,050,010     0.47
Gilead Sciences, Inc. (a)..   28,082      1,088,739     0.49
Other Securities(1)........               2,236,027     1.00
                                       ------------   ------
                                          6,321,592     2.83
                                       ------------   ------
BUILDING PRODUCTS
Other Securities(1)........                 295,903     0.13
                                       ------------   ------
CAPITAL MARKETS
State Street Corp. (b).....   11,842        809,993     0.37
Other Securities(1)........               3,096,623     1.38
                                       ------------   ------
                                          3,906,616     1.75
                                       ------------   ------
CHEMICALS
Monsanto Co. ..............   16,181      1,092,865     0.49
Other Securities(1)........               1,499,967     0.67
                                       ------------   ------
                                          2,592,832     1.16
                                       ------------   ------
COMMERCIAL BANKS
Other Securities(1)........                 214,505     0.10
                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)........               2,034,243     0.91
                                       ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)....  183,725      5,116,741     2.29
Corning, Inc. (a)..........   46,817      1,196,174     0.53
QUALCOMM, Inc. ............   49,862      2,163,512     0.97
Other Securities(1)........                 973,272     0.43
                                       ------------   ------
                                          9,449,699     4.22
                                       ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a)............   26,015      3,174,871     1.42
Dell, Inc. (a).............   60,612      1,730,473     0.77
EMC Corp. (a)..............   63,359      1,146,798     0.51
Hewlett-Packard Co. .......   81,514      3,637,155     1.63
Other Securities(1)........               1,875,230     0.84
                                       ------------   ------
                                         11,564,527     5.17
                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)........                 630,686     0.28
                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)........                 315,912     0.14
                                       ------------   ------
CONSUMER FINANCE
American Express Co. ......   32,015      1,958,678     0.87
Other Securities(1)........                 865,437     0.39
                                       ------------   ------
                                          2,824,115     1.26
                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)........                 425,928     0.19
                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)........                 524,198     0.23
                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)........               2,184,748     0.98
                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)........                 225,283     0.10
                                       ------------   ------
ELECTRIC UTILITIES
Other Securities(1)........                 261,960     0.12
                                       ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)........                 578,039     0.26
                                       ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)........               1,166,946     0.52
                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. ........   35,593      3,023,269     1.35
Other Securities(1)........               7,110,711     3.18
                                       ------------   ------
                                         10,133,980     4.53
                                       ------------   ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. ........   47,213      1,720,914     0.77
Wal-Mart Stores, Inc. .....   76,836      3,696,580     1.65
Walgreen Co. ..............   30,317      1,320,002     0.59
Other Securities(1)........               1,580,116     0.71
                                       ------------   ------
                                          8,317,612     3.72
                                       ------------   ------
FOOD PRODUCTS
Other Securities(1)........               1,641,967     0.73
                                       ------------   ------
GAS UTILITIES
Other Securities(1)........                 596,817     0.27
                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International,
  Inc. ....................   19,699      1,109,842     0.50
Medtronic, Inc. ...........   34,883      1,809,032     0.81
Other Securities(1)........               4,534,336     2.02
                                       ------------   ------
                                          7,453,210     3.33
                                       ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------

HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ..   40,659   $  2,079,301     0.93%
WellPoint, Inc. (a)........   18,708      1,493,460     0.67
Other Securities(1)........               5,977,037     2.67
                                       ------------   ------
                                          9,549,798     4.27
                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)........                 285,328     0.13
                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1)........               4,875,157     2.18
                                       ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)........               1,585,980     0.71
                                       ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. .....   15,503      1,005,369     0.45
Procter & Gamble Co. ......   95,840      5,864,450     2.62
Other Securities(1)........                 444,342     0.20
                                       ------------   ------
                                          7,314,161     3.27
                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)........               1,240,733     0.55
                                       ------------   ------
INDUSTRIAL CONGLOMERATES
3M Co. ....................   19,935      1,730,158     0.77
Other Securities(1)........                 283,855     0.13
                                       ------------   ------
                                          2,014,013     0.90
                                       ------------   ------
INSURANCE
Berkshire Hathaway, Inc.
  (Class A) (a)............       31      3,393,725     1.52
Prudential Financial,
  Inc. ....................   14,458      1,405,751     0.63
Other Securities(1)........               2,723,454     1.21
                                       ------------   ------
                                          7,522,930     3.36
                                       ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)........               1,458,420     0.65
                                       ------------   ------
INTERNET SOFTWARE & SERVICES
eBay, Inc. (a).............   31,242      1,005,368     0.45
Google, Inc. (Class A)
  (a)......................    6,847      3,583,583     1.60
Yahoo!, Inc. (a)...........   38,186      1,035,986     0.46
Other Securities(1)........                 476,314     0.22
                                       ------------   ------
                                          6,101,251     2.73
                                       ------------   ------
IT SERVICES
Other Securities(1)........               5,453,043     2.44
                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)........               1,605,492     0.72
                                       ------------   ------
MACHINERY
Caterpillar, Inc. .........   19,493      1,526,302     0.68
Other Securities(1)........               3,474,709     1.56
                                       ------------   ------
                                          5,001,011     2.24
                                       ------------   ------
MEDIA
Comcast Corp. (Class A)
  (a)......................   89,951      2,529,422     1.13
News Corp. (Class A).......   71,202      1,510,194     0.68
The Walt Disney Co. .......   56,058      1,913,820     0.86
Time Warner, Inc. .........  114,947      2,418,485     1.08
Other Securities(1)........               5,878,126     2.62
                                       ------------   ------
                                         14,250,047     6.37
                                       ------------   ------
METALS & MINING
Freeport-McMoRan Copper &
  Gold, Inc. ..............   11,505        952,844     0.43
Other Securities(1)........               1,401,971     0.62
                                       ------------   ------
                                          2,354,815     1.05
                                       ------------   ------
MULTI-UTILITIES
Other Securities(1)........                 479,047     0.21
                                       ------------   ------
MULTILINE RETAIL
Target Corp. ..............   23,459      1,491,992     0.67
Other Securities(1)........               2,420,184     1.08
                                       ------------   ------
                                          3,912,176     1.75
                                       ------------   ------
OFFICE ELECTRONICS
Other Securities(1)........                 524,721     0.23
                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Devon Energy Corp. ........   12,530        980,974     0.44
Valero Energy Corp. .......   16,571      1,223,934     0.55
Other Securities(1)........               6,542,527     2.92
                                       ------------   ------
                                          8,747,435     3.91
                                       ------------   ------
PERSONAL PRODUCTS
Other Securities(1)........                 650,840     0.29
                                       ------------   ------
PHARMACEUTICALS
Johnson & Johnson..........   87,516      5,392,736     2.41
Schering-Plough Corp. .....   44,525      1,355,341     0.61
Wyeth......................   40,272      2,309,196     1.03
Other Securities(1)........               1,586,897     0.71
                                       ------------   ------
                                         10,644,170     4.76
                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)........               2,109,314     0.94
                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)........                 475,088     0.21
                                       ------------   ------
ROAD & RAIL
Other Securities(1)........                 862,980     0.39
                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc. ...   43,501      1,636,943     0.73
Other Securities(1)........               5,877,705     2.63
                                       ------------   ------
                                          7,514,648     3.36
                                       ------------   ------
SOFTWARE
Microsoft Corp. ...........  256,833      7,568,868     3.38
Oracle Corp. (a)...........  119,742      2,360,115     1.05
Other Securities(1)........               3,874,709     1.74
                                       ------------   ------
                                         13,803,692     6.17
                                       ------------   ------
SPECIALTY RETAIL
Lowe's Cos., Inc. .........   45,773      1,404,773     0.63
The Home Depot, Inc. ......   59,450      2,339,357     1.04
Other Securities(1)........               4,441,317     1.99
                                       ------------   ------
                                          8,185,447     3.66
                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)........               1,401,564     0.63
                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)........                 827,304     0.37
                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)........                 187,156     0.08
                                       ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------

WIRELESS TELECOMMUNICATION SERVICES
Sprint Nextel Corp. .......   87,382   $  1,809,681     0.81%
Other Securities(1)........               1,538,651     0.69
                                       ------------   ------
                                          3,348,332     1.50
                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $197,662,383)......             223,571,361    99.94
                                       ------------   ------
SHORT TERM INVESTMENTS
  MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $223,779)..........  223,779        223,779     0.10
                                       ------------   ------

                                                       % of
                                                        Net
Security Description                       Value      Assets
--------------------                       -----      ------

TOTAL INVESTMENTS
  (Cost $197,886,162)......            $223,795,140   100.04%
OTHER ASSETS AND
  LIABILITIES..............                 (87,552)   (0.04)
                                       ------------   ------
NET ASSETS.................            $223,707,588   100.00
                                       ============   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.

(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ................   14,578   $  1,401,821     0.94%
Honeywell International,
  Inc. ....................   14,689        826,697     0.55
Other Securities(1)........                 666,178     0.45
                                       ------------   ------
                                          2,894,696     1.94
                                       ------------   ------
AIRLINES
Other Securities(1)........                 120,999     0.08
                                       ------------   ------
AUTO COMPONENTS
Other Securities(1)........                 464,469     0.31
                                       ------------   ------
AUTOMOBILES
Other Securities(1)........                 377,282     0.25
                                       ------------   ------
BEVERAGES
The Coca-Cola Co. .........   43,792      2,290,759     1.53
Other Securities(1)........                 268,181     0.18
                                       ------------   ------
                                          2,558,940     1.71
                                       ------------   ------
BUILDING PRODUCTS
Other Securities(1)........                 313,106     0.21
                                       ------------   ------
CAPITAL MARKETS
Bank of New York Mellon
  Corp. ...................   15,378        637,264     0.43
Lehman Brothers Holdings,
  Inc. ....................   11,107        827,694     0.56
Merrill Lynch & Co.,
  Inc. ....................   16,807      1,404,729     0.94
Morgan Stanley.............   19,859      1,665,773     1.12
The Goldman Sachs Group,
  Inc. ....................    7,604      1,648,167     1.10
Other Securities(1)........               1,633,227     1.09
                                       ------------   ------
                                          7,816,854     5.24
                                       ------------   ------
CHEMICALS
E. I. du Pont de Nemours &
  Co. .....................   18,924        962,096     0.64
The Dow Chemical Co. ......   19,853        877,900     0.59
Other Securities(1)........               1,296,083     0.87
                                       ------------   ------
                                          3,136,079     2.10
                                       ------------   ------
COMMERCIAL BANKS
U.S. Bancorp...............   36,160      1,191,472     0.80
Wachovia Corp. ............   39,317      2,014,996     1.35
Wells Fargo & Co. .........   64,910      2,282,885     1.53
Other Securities(1)........               5,077,058     3.40
                                       ------------   ------
                                         10,566,411     7.08
                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)........                 658,168     0.44
                                       ------------   ------
COMMUNICATIONS EQUIPMENT
Motorola, Inc. ............   47,713        844,520     0.57
Other Securities(1)........                  88,673     0.06
                                       ------------   ------
                                            933,193     0.63
                                       ------------   ------
COMPUTERS & PERIPHERALS
International Business
  Machines Corp. ..........   28,086      2,956,051     1.98
Other Securities(1)........                 246,328     0.17
                                       ------------   ------
                                          3,202,379     2.15
                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)........                 195,405     0.13
                                       ------------   ------
CONSUMER FINANCE
Capital One Financial
  Corp. ...................    8,594        674,113     0.45
Other Securities(1)........                  21,206     0.02
                                       ------------   ------
                                            695,319     0.47
                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)........                 475,783     0.32
                                       ------------   ------
DISTRIBUTORS
Other Securities(1)........                 173,501     0.12
                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)........                  94,646     0.06
                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. .....   92,629      4,528,632     3.03
Citigroup, Inc. ...........  102,360      5,250,044     3.52
JPMorgan Chase & Co. ......   70,573      3,419,262     2.29
Other Securities(1)........                 223,432     0.15
                                       ------------   ------
                                         13,421,370     8.99
                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ................  126,976      5,269,504     3.53
Verizon Communications,
  Inc. ....................   59,628      2,454,885     1.64
Other Securities(1)........                 862,073     0.58
                                       ------------   ------
                                          8,586,462     5.75
                                       ------------   ------
ELECTRIC UTILITIES
Exelon Corp. ..............   13,841      1,004,857     0.67
Other Securities(1)........               4,124,286     2.77
                                       ------------   ------
                                          5,129,143     3.44
                                       ------------   ------
ELECTRICAL EQUIPMENT
Emerson Electric Co. ......   16,505        772,434     0.52
Other Securities(1)........                 294,355     0.19
                                       ------------   ------
                                          1,066,789     0.71
                                       ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)........                 279,982     0.19
                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities(1)........                 890,829     0.60
                                       ------------   ------
FOOD PRODUCTS
Kraft Foods, Inc. .........   33,077      1,165,964     0.78
Other Securities(1)........               2,081,899     1.40
                                       ------------   ------
                                          3,247,863     2.18
                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)........                  78,000     0.05
                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)........                 375,991     0.25
                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. ..........   24,699      1,253,721     0.84
Other Securities(1)........                 552,699     0.37
                                       ------------   ------
                                          1,806,420     1.21
                                       ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)........                 898,676     0.60
                                       ------------   ------
HOUSEHOLD PRODUCTS
Other Securities(1)........                 628,030     0.42
                                       ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
TXU Corp. .................    9,497   $    639,148     0.43%
Other Securities(1)........                 283,860     0.19
                                       ------------   ------
                                            923,008     0.62
                                       ------------   ------
INDUSTRIAL CONGLOMERATES
General Electric Co. ......  211,728      8,104,948     5.43
Tyco International, Ltd. ..   40,672      1,374,307     0.92
Other Securities(1)........                 239,269     0.16
                                       ------------   ------
                                          9,718,524     6.51
                                       ------------   ------
INSURANCE
American International
  Group, Inc. .............   46,887      3,283,497     2.20
Hartford Financial Services
  Group, Inc. .............    6,587        648,885     0.43
The Allstate Corp. ........   12,655        778,409     0.52
The Travelers Cos., Inc. ..   13,653        730,436     0.49
Other Securities(1)........               5,334,632     3.58
                                       ------------   ------
                                         10,775,859     7.22
                                       ------------   ------
IT SERVICES
Other Securities(1)........                 502,190     0.34
                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)........                 519,100     0.35
                                       ------------   ------
MACHINERY
Other Securities(1)........               1,841,773     1.23
                                       ------------   ------
MEDIA
Other Securities(1)........               1,162,727     0.78
                                       ------------   ------
METALS & MINING
Alcoa, Inc. ...............   17,940        727,108     0.49
Other Securities(1)........                 409,372     0.27
                                       ------------   ------
                                          1,136,480     0.76
                                       ------------   ------
MULTI-UTILITIES
Other Securities(1)........               3,224,276     2.16
                                       ------------   ------
MULTILINE RETAIL
Other Securities(1)........                 333,068     0.22
                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. .............   44,413      3,741,351     2.51
ConocoPhillips.............   31,304      2,457,364     1.65
Exxon Mobil Corp. .........  117,216      9,832,078     6.59
Marathon Oil Corp. ........   14,080        844,237     0.56
Occidental Petroleum
  Corp. ...................   17,146        992,411     0.66
Other Securities(1)........               2,003,054     1.34
                                       ------------   ------
                                         19,870,495    13.31
                                       ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)........                 970,438     0.65
                                       ------------   ------
PHARMACEUTICALS
Abbott Laboratories........   31,650      1,694,858     1.13
Bristol-Myers Squibb Co. ..   40,535      1,279,285     0.86
Eli Lilly & Co. ...........   19,863      1,109,944     0.74
Merck & Co., Inc. .........   44,764      2,229,247     1.49
Pfizer, Inc. ..............  145,781      3,727,620     2.50
Other Securities(1)........                  99,292     0.07
                                       ------------   ------
                                         10,140,246     6.79
                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)........               3,412,597     2.29
                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)........                  89,576     0.06
                                       ------------   ------
ROAD & RAIL
Burlington Northern Santa
  Fe Corp. ................    7,393        629,440     0.42
Union Pacific Corp. .......    5,483        631,368     0.43
Other Securities(1)........                 403,556     0.27
                                       ------------   ------
                                          1,664,364     1.12
                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ...............  119,647      2,842,813     1.90
                                       ------------   ------
SOFTWARE
Other Securities(1)........                 125,326     0.08
                                       ------------   ------
SPECIALTY RETAIL
Other Securities(1)........                 405,064     0.27
                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)........                 227,487     0.15
                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae.................   19,910      1,300,720     0.87
Freddie Mac................   13,606        825,884     0.55
Washington Mutual, Inc. ...   18,164        774,513     0.52
Other Securities(1)........                 614,523     0.42
                                       ------------   ------
                                          3,515,640     2.36
                                       ------------   ------
TOBACCO
Altria Group, Inc. ........   43,169      3,027,874     2.03
Other Securities(1)........                 579,581     0.39
                                       ------------   ------
                                          3,607,455     2.42
                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)........                 147,112     0.10
                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)........                 485,482     0.33
                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $127,374,711)......             148,727,885    99.65
                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $285,774)..........  285,774        285,774     0.19
                                       ------------   ------
TOTAL INVESTMENTS (Cost
  $127,660,485)............             149,013,659    99.84
OTHER ASSETS AND
  LIABILITIES..............                 233,706     0.16
                                       ------------   ------
NET ASSETS.................            $149,247,365   100.00
                                       ============   ======



(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1).........           $   153,445     0.61%
                                       -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........                32,148     0.13
                                       -----------   ------
AIRLINES
Other Securities(1).........               203,946     0.81
                                       -----------   ------
AUTO COMPONENTS
The Goodyear Tire & Rubber
  Co. (a)...................   2,670        92,809     0.37
Other Securities(1).........               172,442     0.69
                                       -----------   ------
                                           265,251     1.06
                                       -----------   ------
BEVERAGES
Other Securities(1).........               141,283     0.56
                                       -----------   ------
BIOTECHNOLOGY
Cephalon, Inc. (a)..........     948        76,210     0.31
Other Securities(1).........               203,658     0.81
                                       -----------   ------
                                           279,868     1.12
                                       -----------   ------
BUILDING PRODUCTS
Other Securities(1).........               145,357     0.58
                                       -----------   ------
CAPITAL MARKETS
A.G. Edwards, Inc. .........   1,074        90,807     0.36
Eaton Vance Corp. ..........   1,825        80,628     0.32
Other Securities(1).........               380,278     1.52
                                       -----------   ------
                                           551,713     2.20
                                       -----------   ------
CHEMICALS
Celanese Corp. .............   2,292        88,884     0.35
Eastman Chemical Co. .......   1,214        78,097     0.31
Other Securities(1).........               728,718     2.92
                                       -----------   ------
                                           895,699     3.58
                                       -----------   ------
COMMERCIAL BANKS
Other Securities(1).........               751,428     3.00
                                       -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Dun & Bradstreet Corp. .....     848        87,327     0.35
Equifax, Inc. ..............   2,172        96,480     0.39
Other Securities(1).........               516,368     2.05
                                       -----------   ------
                                           700,175     2.79
                                       -----------   ------
COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a).............   6,443       108,500     0.43
Other Securities(1).........               194,000     0.78
                                       -----------   ------
                                           302,500     1.21
                                       -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).........               261,442     1.04
                                       -----------   ------
CONSTRUCTION & ENGINEERING
Foster Wheeler, Ltd. (a)....   1,012       108,274     0.43
Jacobs Engineering Group,
  Inc. (a)..................   1,679        96,559     0.39
Other Securities(1).........               190,102     0.76
                                       -----------   ------
                                           394,935     1.58
                                       -----------   ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. .....................     608        98,508     0.39
Other Securities(1).........                54,135     0.22
                                       -----------   ------
                                           152,643     0.61
                                       -----------   ------
CONSUMER FINANCE
Other Securities(1).........                91,249     0.36
                                       -----------   ------
CONTAINERS & PACKAGING
Ball Corp. .................   1,456        77,416     0.31
Other Securities(1).........               516,135     2.06
                                       -----------   ------
                                           593,551     2.37
                                       -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).........               345,272     1.38
                                       -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).........                41,891     0.17
                                       -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).........               188,881     0.75
                                       -----------   ------
ELECTRIC UTILITIES
Pepco Holdings, Inc. .......   2,784        78,509     0.31
Reliant Energy, Inc. (a)....   4,898       132,001     0.53
Other Securities(1).........               289,150     1.15
                                       -----------   ------
                                           499,660     1.99
                                       -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).........               375,086     1.50
                                       -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. (Class A)....   2,571        91,656     0.37
Avnet, Inc. (a).............   2,158        85,543     0.34
Other Securities(1).........               606,608     2.42
                                       -----------   ------
                                           783,807     3.13
                                       -----------   ------
ENERGY EQUIPMENT & SERVICES
Pride International, Inc.
  (a).......................   2,364        88,556     0.35
Other Securities(1).........               431,374     1.73
                                       -----------   ------
                                           519,930     2.08
                                       -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1).........                71,482     0.29
                                       -----------   ------
FOOD PRODUCTS
Other Securities(1).........               272,495     1.09
                                       -----------   ------
GAS UTILITIES
Equitable Resources, Inc. ..   1,641        81,328     0.32
Other Securities(1).........               343,647     1.38
                                       -----------   ------
                                           424,975     1.70
                                       -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Dentsply International,
  Inc. .....................   2,053        78,548     0.31
Other Securities(1).........               675,663     2.70
                                       -----------   ------
                                           754,211     3.01
                                       -----------   ------
HEALTH CARE PROVIDERS & SERVICES
DaVita, Inc. (a)............   1,519        81,844     0.33
Other Securities(1).........               733,717     2.93
                                       -----------   ------
                                           815,561     3.26
                                       -----------   ------
HEALTH CARE TECHNOLOGY
IMS Health, Inc. ...........   2,791        89,675     0.36
Other Securities(1).........                83,928     0.33
                                       -----------   ------
                                           173,603     0.69
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

HOTELS, RESTAURANTS & LEISURE
Darden Restaurants, Inc. ...   1,849   $    81,338     0.33%
Other Securities(1).........               415,296     1.65
                                       -----------   ------
                                           496,634     1.98
                                       -----------   ------
HOUSEHOLD DURABLES
Other Securities(1).........               421,217     1.68
                                       -----------   ------
HOUSEHOLD PRODUCTS
Energizer Holdings, Inc.
  (a).......................     810        80,676     0.32
Other Securities(1).........                45,407     0.18
                                       -----------   ------
                                           126,083     0.50
                                       -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                54,743     0.22
                                       -----------   ------
INDUSTRIAL CONGLOMERATES
McDermott International,
  Inc. (a)..................   1,595       132,576     0.53
Other Securities(1).........                86,399     0.34
                                       -----------   ------
                                           218,975     0.87
                                       -----------   ------
INSURANCE
Axis Capital Holdings,
  Ltd. .....................   2,053        83,454     0.33
Other Securities(1).........             1,109,154     4.43
                                       -----------   ------
                                         1,192,608     4.76
                                       -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).........                82,223     0.33
                                       -----------   ------
IT SERVICES
Affiliated Computer
  Services, Inc. (a)........   1,356        76,912     0.31
Other Securities(1).........               590,385     2.35
                                       -----------   ------
                                           667,297     2.66
                                       -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........               106,831     0.43
                                       -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Applera Corp. -- Applied
  Biosystems Group..........   2,646        80,809     0.32
Waters Corp. (a)............   1,465        86,963     0.35
Other Securities(1).........               322,435     1.29
                                       -----------   ------
                                           490,207     1.96
                                       -----------   ------
MACHINERY
Joy Global, Inc. ...........   1,561        91,053     0.36
Pall Corp. .................   1,765        81,172     0.32
Other Securities(1).........               776,018     3.10
                                       -----------   ------
                                           948,243     3.78
                                       -----------   ------
MEDIA
Discovery Holding Co. (Class
  A) (a)....................   3,995        91,845     0.37
R.H. Donnelley Corp. (a)....   1,016        76,992     0.31
The Interpublic Group of
  Cos., Inc. (a)............   6,766        77,132     0.31
Other Securities(1).........               459,355     1.83
                                       -----------   ------
                                           705,324     2.82
                                       -----------   ------
METALS & MINING
Other Securities(1).........               465,647     1.86
                                       -----------   ------
MULTI-UTILITIES
Other Securities(1).........               693,232     2.77
                                       -----------   ------
MULTILINE RETAIL
Dollar General Corp. .......   4,447        97,478     0.39
Other Securities(1).........               250,618     1.00
                                       -----------   ------
                                           348,096     1.39
                                       -----------   ------
OFFICE ELECTRONICS
Other Securities(1).........                38,159     0.15
                                       -----------   ------
OIL, GAS & CONSUMABLE FUELS
Newfield Exploration Co.
  (a).......................   1,862        84,814     0.34
Pioneer Natural Resources
  Co. ......................   1,770        86,217     0.35
Range Resources Corp. ......   2,095        78,374     0.31
Other Securities(1).........               958,403     3.82
                                       -----------   ------
                                         1,207,808     4.82
                                       -----------   ------
PAPER & FOREST PRODUCTS
Domtar Corp. (a)............   8,544        95,351     0.38
MeadWestvaco Corp. .........   2,647        93,492     0.37
                                       -----------   ------
                                           188,843     0.75
                                       -----------   ------
PERSONAL PRODUCTS
Other Securities(1).........                86,393     0.34
                                       -----------   ------
PHARMACEUTICALS
Barr Pharmaceuticals, Inc.
  (a).......................   1,584        79,564     0.32
Other Securities(1).........               341,981     1.36
                                       -----------   ------
                                           421,545     1.68
                                       -----------   ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. .........   1,428        75,998     0.30
Other Securities(1).........             1,227,337     4.90
                                       -----------   ------
                                         1,303,335     5.20
                                       -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........               109,681     0.44
                                       -----------   ------
ROAD & RAIL
Other Securities(1).........               315,180     1.26
                                       -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
LSI Logic Corp. (a).........  11,049        82,978     0.33
Other Securities(1).........               424,316     1.69
                                       -----------   ------
                                           507,294     2.02
                                       -----------   ------
SOFTWARE
BEA Systems, Inc. (a).......   5,556        76,062     0.30
Cadence Design Systems, Inc.
  (a).......................   4,005        87,950     0.35
Citrix Systems, Inc. (a)....   2,629        88,518     0.35
McAfee, Inc. (a)............   2,299        80,925     0.32
Other Securities(1).........               441,703     1.77
                                       -----------   ------
                                           775,158     3.09
                                       -----------   ------
SPECIALTY RETAIL
CarMax, Inc. (a)............   3,073        78,361     0.31
GameStop Corp. (Class A)
  (a).......................   2,099        82,071     0.33
Other Securities(1).........               803,380     3.21
                                       -----------   ------
                                           963,812     3.85
                                       -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........               184,976     0.74
                                       -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).........               315,604     1.26
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

TRADING COMPANIES & DISTRIBUTORS
Fastenal Co. ...............   2,032   $    85,060     0.34%
Other Securities(1).........               142,709     0.57
                                       -----------   ------
                                           227,769     0.91
                                       -----------   ------
WATER UTILITIES
Other Securities(1).........                43,023     0.17
                                       -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).........               114,812     0.46
                                       -----------   ------
TOTAL COMMON STOCKS --
  (Cost $21,482,067)........            25,004,239    99.80
                                       -----------   ------
SHORT TERM INVESTMENTS MONEY
  MARKET FUND
STIC Prime Portfolio
  (Cost $42,415)............  42,415        42,415     0.17
                                       -----------   ------
TOTAL INVESTMENTS
  (Cost $21,524,482)........            25,046,654    99.97
OTHER ASSETS AND
  LIABILITIES...............                 7,313     0.03
                                       -----------   ------
NET ASSETS..................           $25,053,967   100.00
                                       ===========   ======





(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------   -----------   ------


COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1).........           $   265,132     1.10%
                                       -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........                56,071     0.23
                                       -----------   ------
AIRLINES
Other Securities(1).........               352,842     1.46
                                       -----------   ------
AUTO COMPONENTS
BorgWarner, Inc. ...........   1,459       125,532     0.52
The Goodyear Tire & Rubber
  Co. (a)...................   4,706       163,581     0.68
Other Securities(1).........                71,297     0.30
                                       -----------   ------
                                           360,410     1.50
                                       -----------   ------
BEVERAGES
Constellation Brands, Inc.
  (Class A) (a).............   5,219       126,717     0.53
Other Securities(1).........                78,224     0.32
                                       -----------   ------
                                           204,941     0.85
                                       -----------   ------
BIOTECHNOLOGY
Cephalon, Inc. (a)..........   1,645       132,242     0.55
Other Securities(1).........               352,152     1.46
                                       -----------   ------
                                           484,394     2.01
                                       -----------   ------
CAPITAL MARKETS
Eaton Vance Corp. ..........   3,166       139,874     0.58
Other Securities(1).........               123,492     0.51
                                       -----------   ------
                                           263,366     1.09
                                       -----------   ------
CHEMICALS
Celanese Corp. .............   3,986       154,577     0.64
Other Securities(1).........               274,390     1.14
                                       -----------   ------
                                           428,967     1.78
                                       -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Dun & Bradstreet Corp. .....   1,495       153,955     0.64
Equifax, Inc. ..............   3,827       169,995     0.71
Other Securities(1).........               767,121     3.18
                                       -----------   ------
                                         1,091,071     4.53
                                       -----------   ------
COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a).............  11,356       191,235     0.79
Other Securities(1).........               232,639     0.97
                                       -----------   ------
                                           423,874     1.76
                                       -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).........               453,500     1.88
                                       -----------   ------
CONSTRUCTION & ENGINEERING
Jacobs Engineering Group,
  Inc. (a)..................   2,959       170,172     0.71
Other Securities(1).........               108,881     0.45
                                       -----------   ------
                                           279,053     1.16
                                       -----------   ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. .....................   1,072       173,685     0.72
Other Securities(1).........                93,555     0.39
                                       -----------   ------
                                           267,240     1.11
                                       -----------   ------
CONSUMER FINANCE
Other Securities(1).........               137,879     0.57
                                       -----------   ------
CONTAINERS & PACKAGING
Ball Corp. .................   2,567       136,487     0.57
Other Securities(1).........               205,225     0.85
                                       -----------   ------
                                           341,712     1.42
                                       -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).........               393,572     1.63
                                       -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).........                72,522     0.30
                                       -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).........                72,139     0.30
                                       -----------   ------
ELECTRIC UTILITIES
Other Securities(1).........                97,423     0.40
                                       -----------   ------
ELECTRICAL EQUIPMENT
Roper Industries, Inc. .....   2,220       126,762     0.53
Other Securities(1).........               368,705     1.53
                                       -----------   ------
                                           495,467     2.06
                                       -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. (Class A)....   4,477       159,605     0.66
CDW Corp. (a)...............   1,528       129,834     0.54
Other Securities(1).........               510,821     2.12
                                       -----------   ------
                                           800,260     3.32
                                       -----------   ------
ENERGY EQUIPMENT & SERVICES
FMC Technologies, Inc. (a)..   1,632       129,287     0.54
Pride International, Inc.
  (a).......................   4,124       154,485     0.64
Other Securities(1).........               462,311     1.91
                                       -----------   ------
                                           746,083     3.09
                                       -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1).........               124,027     0.51
                                       -----------   ------
FOOD PRODUCTS
Other Securities(1).........                21,105     0.09
                                       -----------   ------
GAS UTILITIES
Equitable Resources, Inc. ..   2,900       143,724     0.60
ONEOK, Inc. ................   2,578       129,957     0.54
Other Securities(1).........                89,662     0.37
                                       -----------   ------
                                           363,343     1.51
                                       -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Cytyc Corp. (a).............   2,897       124,889     0.52
Dentsply International,
  Inc. .....................   3,561       136,244     0.56
Intuitive Surgical, Inc.
  (a).......................     940       130,444     0.54
Other Securities(1).........               829,001     3.44
                                       -----------   ------
                                         1,220,578     5.06
                                       -----------   ------
HEALTH CARE PROVIDERS & SERVICES
DaVita, Inc. (a)............   2,645       142,513     0.59
Other Securities(1).........             1,197,821     4.97
                                       -----------   ------
                                         1,340,334     5.56
                                       -----------   ------
HEALTH CARE TECHNOLOGY
IMS Health, Inc. ...........   4,919       158,047     0.66
Other Securities(1).........               146,720     0.60
                                       -----------   ------
                                           304,767     1.26
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------   -----------   ------

HOTELS, RESTAURANTS & LEISURE
Darden Restaurants, Inc. ...   3,260   $   143,407     0.60%
Other Securities(1).........               620,699     2.57
                                       -----------   ------
                                           764,106     3.17
                                       -----------   ------
HOUSEHOLD DURABLES
Other Securities(1).........               273,654     1.14
                                       -----------   ------
HOUSEHOLD PRODUCTS
Energizer Holdings, Inc.
  (a).......................   1,405       139,938     0.58
Other Securities(1).........                78,457     0.33
                                       -----------   ------
                                           218,395     0.91
                                       -----------   ------
INDUSTRIAL CONGLOMERATES
McDermott International,
  Inc. (a)..................   2,778       230,907     0.96
                                       -----------   ------
INSURANCE
Axis Capital Holdings,
  Ltd. .....................   3,576       145,364     0.60
Other Securities(1).........               527,963     2.19
                                       -----------   ------
                                           673,327     2.79
                                       -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).........               142,645     0.59
                                       -----------   ------
IT SERVICES
Affiliated Computer
  Services, Inc. (a)........   2,352       133,405     0.55
Alliance Data Systems Corp.
  (a).......................   1,645       127,126     0.53
Other Securities(1).........               738,477     3.06
                                       -----------   ------
                                           999,008     4.14
                                       -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Applera Corp. -- Applied
  Biosystems Group..........   4,589       140,148     0.58
Waters Corp. (a)............   2,541       150,834     0.63
Other Securities(1).........               484,332     2.01
                                       -----------   ------
                                           775,314     3.22
                                       -----------   ------
MACHINERY
Joy Global, Inc. ...........   2,751       160,466     0.67
Pall Corp. .................   3,061       140,775     0.58
Other Securities(1).........               247,058     1.02
                                       -----------   ------
                                           548,299     2.27
                                       -----------   ------
MEDIA
Discovery Holding Co. (Class
  A) (a)....................   7,042       161,896     0.67
R.H. Donnelley Corp. (a)....   1,761       133,449     0.55
Other Securities(1).........               424,276     1.77
                                       -----------   ------
                                           719,621     2.99
                                       -----------   ------
METALS & MINING
Other Securities(1).........               281,323     1.17
                                       -----------   ------
MULTILINE RETAIL
Dollar General Corp. .......   7,838       171,809     0.71
Other Securities(1).........               228,245     0.95
                                       -----------   ------
                                           400,054     1.66
                                       -----------   ------
OFFICE ELECTRONICS
Other Securities(1).........                66,207     0.27
                                       -----------   ------
OIL, GAS & CONSUMABLE FUELS
Arch Coal, Inc. ............   3,585       124,758     0.52
Newfield Exploration Co.
  (a).......................   3,242       147,673     0.61
Pioneer Natural Resources
  Co. ......................   3,083       150,173     0.63
Range Resources Corp. ......   3,692       138,118     0.58
Other Securities(1).........               817,463     3.38
                                       -----------   ------
                                         1,378,185     5.72
                                       -----------   ------
PERSONAL PRODUCTS
Other Securities(1).........               149,565     0.62
                                       -----------   ------
PHARMACEUTICALS
Barr Pharmaceuticals, Inc.
  (a).......................   2,759       138,585     0.57
Other Securities(1).........               469,592     1.95
                                       -----------   ------
                                           608,177     2.52
                                       -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).........                83,901     0.35
                                       -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........               190,534     0.79
                                       -----------   ------
ROAD & RAIL
Other Securities(1).........               141,948     0.59
                                       -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
LSI Logic Corp. (a).........  19,242       144,507     0.60
Other Securities(1).........               663,710     2.75
                                       -----------   ------
                                           808,217     3.35
                                       -----------   ------
SOFTWARE
Activision, Inc. (a)........   7,047       131,568     0.55
BEA Systems, Inc. (a).......   9,754       133,532     0.55
Citrix Systems, Inc. (a)....   4,579       154,175     0.64
McAfee, Inc. (a)............   3,987       140,342     0.58
Other Securities(1).........               539,419     2.24
                                       -----------   ------
                                         1,099,036     4.56
                                       -----------   ------
SPECIALTY RETAIL
CarMax, Inc. (a)............   5,435       138,592     0.58
GameStop Corp. (Class A)
  (a).......................   3,700       144,670     0.60
Other Securities(1).........             1,207,644     5.00
                                       -----------   ------
                                         1,490,906     6.18
                                       -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........                96,495     0.40
                                       -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Fastenal Co. ...............   3,539       148,143     0.62
Other Securities(1).........               131,938     0.54
                                       -----------   ------
                                           280,081     1.16
                                       -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).........               199,011     0.83
                                       -----------   ------
TOTAL COMMON STOCKS --
  (Cost $20,030,903)........            24,080,988    99.89
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------   -----------   ------

SHORT TERM INVESTMENTS MONEY
MARKET FUND
STIC Prime Portfolio
  (Cost $23,740)............  23,740   $    23,740     0.10%
                                       -----------   ------
TOTAL INVESTMENTS
  (Cost $20,054,643)........            24,104,728    99.99
OTHER ASSETS AND
  LIABILITIES...............                 1,613     0.01
                                       -----------   ------
NET ASSETS..................           $24,106,341   100.00
                                       ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------


COMMON STOCKS
AUTO COMPONENTS
Other Securities(1).........           $   102,338     0.54%
                                       -----------   ------
BEVERAGES
Other Securities(1).........                39,443     0.21
                                       -----------   ------
BUILDING PRODUCTS
Other Securities(1).........               246,006     1.30
                                       -----------   ------
CAPITAL MARKETS
A.G. Edwards, Inc. .........   1,828       154,557     0.82
Janus Capital Group, Inc. ..   4,499       125,252     0.66
Other Securities(1).........               382,412     2.02
                                       -----------   ------
                                           662,221     3.50
                                       -----------   ------
CHEMICALS
Eastman Chemical Co. .......   2,029       130,526     0.69
International Flavors &
  Fragrances, Inc. .........   2,005       104,541     0.55
Lubrizol Corp. .............   1,684       108,702     0.57
Other Securities(1).........               753,334     3.99
                                       -----------   ------
                                         1,097,103     5.80
                                       -----------   ------
COMMERCIAL BANKS
First Horizon National
  Corp. ....................   3,050       118,950     0.63
Huntington Bancshares,
  Inc. .....................   5,430       123,478     0.65
Popular, Inc. ..............   6,283       100,968     0.53
Other Securities(1).........               926,612     4.90
                                       -----------   ------
                                         1,270,008     6.71
                                       -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Republic Services, Inc. ....   4,114       126,053     0.67
                                       -----------   ------
COMMUNICATIONS EQUIPMENT
Tellabs, Inc. (a)...........   9,634       103,662     0.55
                                       -----------   ------
CONSTRUCTION & ENGINEERING
Foster Wheeler, Ltd. (a)....   1,703       182,204     0.96
Other Securities(1).........               215,684     1.14
                                       -----------   ------
                                           397,888     2.10
                                       -----------   ------
CONSUMER FINANCE
Other Securities(1).........                19,778     0.11
                                       -----------   ------
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)....   3,472       121,520     0.64
Sealed Air Corp. ...........   3,966       123,025     0.65
Sonoco Products Co. ........   2,433       104,157     0.55
Other Securities(1).........               325,981     1.72
                                       -----------   ------
                                           674,683     3.56
                                       -----------   ------
DIVERSIFIED CONSUMER SERVICES
The Service Master Co. .....   7,097       109,720     0.58
Other Securities(1).........                90,891     0.48
                                       -----------   ------
                                           200,611     1.06
                                       -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc. ...........   2,499       122,576     0.65
Citizens Communications
  Co. ......................   8,266       126,222     0.66
                                       -----------   ------
                                           248,798     1.31
                                       -----------   ------
ELECTRIC UTILITIES
Northeast Utilities.........   3,781       107,229     0.57
Pepco Holdings, Inc. .......   4,640       130,848     0.69
Reliant Energy, Inc. (a)....   8,238       222,014     1.17
Other Securities(1).........               287,186     1.52
                                       -----------   ------
                                           747,277     3.95
                                       -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).........               154,648     0.82
                                       -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Arrow Electronics, Inc.
  (a).......................   3,007       115,559     0.61
Avnet, Inc. (a).............   3,596       142,545     0.75
Other Securities(1).........               285,934     1.51
                                       -----------   ------
                                           544,038     2.87
                                       -----------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities(1).........               152,833     0.81
                                       -----------   ------
FOOD PRODUCTS
McCormick & Co., Inc. ......   2,861       109,233     0.58
Other Securities(1).........               331,746     1.75
                                       -----------   ------
                                           440,979     2.33
                                       -----------   ------
GAS UTILITIES
Other Securities(1).........               368,108     1.95
                                       -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).........                93,535     0.49
                                       -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).........                74,247     0.39
                                       -----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).........                98,996     0.52
                                       -----------   ------
HOUSEHOLD DURABLES
The Stanley Works...........   2,011       122,068     0.65
Other Securities(1).........               322,978     1.70
                                       -----------   ------
                                           445,046     2.35
                                       -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                91,700     0.48
                                       -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).........               147,524     0.78
                                       -----------   ------
INSURANCE
Fidelity National Financial,
  Inc. .....................   5,280       125,136     0.66
Old Republic International
  Corp. ....................   5,272       112,083     0.59
PartnerRe, Ltd. ............   1,369       106,098     0.56
Other Securities(1).........             1,017,566     5.38
                                       -----------   ------
                                         1,360,883     7.19
                                       -----------   ------
IT SERVICES
Other Securities(1).........               158,383     0.84
                                       -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Hasbro, Inc. ...............   3,514       110,375     0.58
Other Securities(1).........                71,035     0.38
                                       -----------   ------
                                           181,410     0.96
                                       -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........                76,147     0.40
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

MACHINERY
Harsco Corp. ...............   2,024   $   105,248     0.56%
SPX Corp. ..................   1,371       120,387     0.63
The Manitowoc Co., Inc. ....   1,483       119,204     0.63
Other Securities(1).........               720,341     3.81
                                       -----------   ------
                                         1,065,180     5.63
                                       -----------   ------
MEDIA
Idearc, Inc. ...............   3,482       123,019     0.65
The Interpublic Group of
  Cos., Inc. (a)............  11,281       128,603     0.68
Other Securities(1).........               238,870     1.26
                                       -----------   ------
                                           490,492     2.59
                                       -----------   ------
METALS & MINING
Other Securities(1).........               511,861     2.70
                                       -----------   ------
MULTI-UTILITIES
Alliant Energy Corp. .......   2,751       106,876     0.56
CenterPoint Energy, Inc. ...   6,811       118,511     0.63
MDU Resources Group, Inc. ..   4,040       113,282     0.60
Wisconsin Energy Corp. .....   2,841       125,657     0.66
Other Securities(1).........               706,322     3.73
                                       -----------   ------
                                         1,170,648     6.18
                                       -----------   ------
MULTILINE RETAIL
Other Securities(1).........               201,133     1.06
                                       -----------   ------
OIL, GAS & CONSUMABLE FUELS
Plains All American Pipeline
  LP........................   1,948       123,990     0.65
Other Securities(1).........               579,154     3.07
                                       -----------   ------
                                           703,144     3.72
                                       -----------   ------
PAPER & FOREST PRODUCTS
Domtar Corp. (a)............  14,373       160,403     0.85
MeadWestvaco Corp. .........   4,453       157,280     0.83
                                       -----------   ------
                                           317,683     1.68
                                       -----------   ------
PHARMACEUTICALS
King Pharmaceuticals, Inc.
  (a).......................   5,946       121,655     0.64
                                       -----------   ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. .........   2,427       129,165     0.68
Apartment Investment &
  Management Co. (Class A)..   2,358       118,890     0.63
Federal Realty Investment
  Trust.....................   1,368       105,692     0.56
Regency Centers Corp. ......   1,681       118,511     0.63
Ventas, Inc. ...............   3,151       114,224     0.60
Other Securities(1).........             1,539,604     8.13
                                       -----------   ------
                                         2,126,086    11.23
                                       -----------   ------
ROAD & RAIL
Other Securities(1).........               397,889     2.10
                                       -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1).........                74,441     0.39
                                       -----------   ------
SOFTWARE
Cadence Design Systems, Inc.
  (a).......................   6,671       146,495     0.77
Other Securities(1).........                92,473     0.49
                                       -----------   ------
                                           238,968     1.26
                                       -----------   ------
SPECIALTY RETAIL
Other Securities(1).........               185,085     0.98
                                       -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........               219,526     1.16
                                       -----------   ------
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp. ......   2,041       116,051     0.61
New York Community Bancorp,
  Inc. .....................   6,838       116,383     0.62
Radian Group, Inc. .........   1,956       105,624     0.56
Other Securities(1).........               197,306     1.04
                                       -----------   ------
                                           535,364     2.83
                                       -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........               112,820     0.60
                                       -----------   ------
WATER UTILITIES
Other Securities(1).........                73,497     0.39
                                       -----------   ------
TOTAL COMMON STOCKS --
  (Cost $19,428,521)........            18,869,818    99.69
                                       -----------   ------
SHORT TERM INVESTMENTS MONEY
  MARKET FUND
STIC Prime Portfolio
  (Cost $37,760)............  37,760        37,760     0.20
                                       -----------   ------
TOTAL INVESTMENTS
  (Cost $19,466,281)........            18,907,578    99.89
OTHER ASSETS AND
  LIABILITIES...............                21,561     0.11
                                       -----------   ------
NET ASSETS..................           $18,929,139   100.00
                                       ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security



See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                     % OF
                                                      NET
SECURITY DESCRIPTION          SHARES      VALUE     ASSETS
--------------------          ------      -----     ------


COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)......     445   $   18,379     0.18%
Other Securities(1).........              124,526     1.25
                                       ----------   ------
                                          142,905     1.43
                                       ----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........               41,128     0.41
                                       ----------   ------
AIRLINES
Other Securities(1).........               50,363     0.50
                                       ----------   ------
AUTO COMPONENTS
Other Securities(1).........               79,224     0.79
                                       ----------   ------
AUTOMOBILES
Other Securities(1).........               17,224     0.17
                                       ----------   ------
BEVERAGES
Other Securities(1).........               31,236     0.31
                                       ----------   ------
BIOTECHNOLOGY
Other Securities(1).........              196,513     1.97
                                       ----------   ------
BUILDING PRODUCTS
Other Securities(1).........               65,980     0.66
                                       ----------   ------
CAPITAL MARKETS
Affiliated Managers Group,
  Inc. (a)..................     143       18,413     0.18
Other Securities(1).........              121,233     1.22
                                       ----------   ------
                                          139,646     1.40
                                       ----------   ------
CHEMICALS
Nalco Holding Co. ..........     695       19,078     0.19
Other Securities(1).........              251,126     2.52
                                       ----------   ------
                                          270,204     2.71
                                       ----------   ------
COMMERCIAL BANKS
Other Securities(1).........              478,275     4.79
                                       ----------   ------
COMMERCIAL SERVICES & SUPPLIES
Corrections Corp. of America
  (a).......................     297       18,744     0.19
Stericycle, Inc. (a)........     428       19,029     0.19
Other Securities(1).........              326,126     3.27
                                       ----------   ------
                                          363,899     3.64
                                       ----------   ------
COMMUNICATIONS EQUIPMENT
CommScope, Inc. (a).........     293       17,097     0.17
Other Securities(1).........              217,519     2.18
                                       ----------   ------
                                          234,616     2.35
                                       ----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).........              101,139     1.01
                                       ----------   ------
CONSTRUCTION & ENGINEERING
Foster Wheeler, Ltd. (a)....     339       36,270     0.36
The Shaw Group, Inc. (a)....     368       17,035     0.17
Other Securities(1).........               81,528     0.82
                                       ----------   ------
                                          134,833     1.35
                                       ----------   ------
CONSTRUCTION MATERIALS
Other Securities(1).........               25,428     0.25
                                       ----------   ------
CONSUMER FINANCE
Other Securities(1).........               36,790     0.37
                                       ----------   ------
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)....     693       24,255     0.24
Other Securities(1).........               49,473     0.50
                                       ----------   ------
                                           73,728     0.74
                                       ----------   ------
DISTRIBUTORS
Other Securities(1).........               12,167     0.12
                                       ----------   ------
DIVERSIFIED CONSUMER SERVICES
ITT Educational Services,
  Inc. (a)..................     196       23,006     0.23
Service Corp.
  International.............   1,433       18,314     0.18
Other Securities(1).........              116,754     1.17
                                       ----------   ------
                                          158,074     1.58
                                       ----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).........               57,633     0.58
                                       ----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).........               74,531     0.75
                                       ----------   ------
ELECTRIC UTILITIES
Sierra Pacific Resources
  (a).......................   1,064       18,684     0.19
Other Securities(1).........               89,058     0.89
                                       ----------   ------
                                          107,742     1.08
                                       ----------   ------
ELECTRICAL EQUIPMENT
General Cable Corp. (a).....     250       18,938     0.19
Thomas & Betts Corp. (a)....     282       16,356     0.16
Other Securities(1).........              126,179     1.27
                                       ----------   ------
                                          161,473     1.62
                                       ----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Mettler Toledo
  International, Inc. (a)...     183       17,478     0.18
Trimble Navigation, Ltd.
  (a).......................     569       18,322     0.18
Other Securities(1).........              215,903     2.16
                                       ----------   ------
                                          251,703     2.52
                                       ----------   ------
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group, Inc.
  (a).......................     411       16,234     0.16
Helmerich & Payne, Inc. ....     466       16,506     0.17
Tidewater, Inc. ............     277       19,634     0.20
Other Securities(1).........              219,032     2.19
                                       ----------   ------
                                          271,406     2.72
                                       ----------   ------
FOOD & STAPLES RETAILING
Rite Aid Corp. (a)..........   3,733       23,817     0.24
Other Securities(1).........               72,669     0.73
                                       ----------   ------
                                           96,486     0.97
                                       ----------   ------
FOOD PRODUCTS
Corn Products International,
  Inc. .....................     360       16,362     0.16
The J.M. Smucker Co. .......     278       17,697     0.18
Other Securities(1).........               80,182     0.80
                                       ----------   ------
                                          114,241     1.14
                                       ----------   ------
GAS UTILITIES
Energen Corp. ..............     316       17,361     0.17
Other Securities(1).........              144,130     1.45
                                       ----------   ------
                                          161,491     1.62
                                       ----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).........              299,324     3.00
                                       ----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).........              228,936     2.29
                                       ----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                     % OF
                                                      NET
SECURITY DESCRIPTION          SHARES      VALUE     ASSETS
--------------------          ------      -----     ------

HEALTH CARE TECHNOLOGY
Other Securities(1).........           $   26,673     0.27%
                                       ----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).........              265,125     2.65
                                       ----------   ------
HOUSEHOLD DURABLES
Other Securities(1).........              126,852     1.27
                                       ----------   ------
HOUSEHOLD PRODUCTS
Other Securities(1).........               22,792     0.23
                                       ----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                2,487     0.02
                                       ----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).........               47,543     0.48
                                       ----------   ------
INSURANCE
HCC Insurance Holdings,
  Inc. .....................     542       18,108     0.18
PartnerRe, Ltd. ............     273       21,158     0.21
RenaissanceRe Holdings,
  Ltd. .....................     322       19,961     0.20
Other Securities(1).........              365,491     3.66
                                       ----------   ------
                                          424,718     4.25
                                       ----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1).........               41,809     0.42
                                       ----------   ------
INTERNET SOFTWARE & SERVICES
aQuantive, Inc. (a).........     342       21,820     0.22
Other Securities(1).........              140,323     1.40
                                       ----------   ------
                                          162,143     1.62
                                       ----------   ------
IT SERVICES
Other Securities(1).........              199,511     2.00
                                       ----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........               45,190     0.45
                                       ----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........              114,415     1.15
                                       ----------   ------
MACHINERY
AGCO Corp. (a)..............     439       19,057     0.19
Flowserve Corp. ............     275       19,690     0.20
Harsco Corp. ...............     405       21,060     0.21
The Manitowoc Co., Inc. ....     297       23,873     0.24
Trinity Industries, Inc. ...     384       16,719     0.17
Other Securities(1).........              276,005     2.76
                                       ----------   ------
                                          376,404     3.77
                                       ----------   ------
MARINE
Other Securities(1).........               41,231     0.41
                                       ----------   ------
MEDIA
Dow Jones & Co., Inc. ......     287       16,488     0.17
Other Securities(1).........              202,909     2.03
                                       ----------   ------
                                          219,397     2.20
                                       ----------   ------
METALS & MINING
AK Steel Holding Corp. (a)..     536       20,030     0.20
Commercial Metals Co. ......     576       19,451     0.20
Reliance Steel & Aluminum
  Co. ......................     301       16,934     0.17
Steel Dynamics, Inc. .......     462       19,362     0.19
Other Securities(1).........              145,384     1.45
                                       ----------   ------
                                          221,161     2.21
                                       ----------   ------
MULTI-UTILITIES
CMS Energy Corp. ...........   1,081       18,593     0.19
Other Securities(1).........               77,921     0.78
                                       ----------   ------
                                           96,514     0.97
                                       ----------   ------
MULTILINE RETAIL
Other Securities(1).........               51,579     0.52
                                       ----------   ------
OFFICE ELECTRONICS
Other Securities(1).........               12,862     0.13
                                       ----------   ------
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp. ......     473       17,444     0.17
Denbury Resources, Inc.
  (a).......................     579       21,713     0.22
Frontier Oil Corp. .........     531       23,242     0.23
Holly Corp. ................     228       16,915     0.17
Other Securities(1).........              521,042     5.22
                                       ----------   ------
                                          600,356     6.01
                                       ----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).........               33,497     0.33
                                       ----------   ------
PERSONAL PRODUCTS
Other Securities(1).........               59,014     0.59
                                       ----------   ------
PHARMACEUTICALS
Other Securities(1).........               94,200     0.94
                                       ----------   ------
REAL ESTATE INVESTMENT TRUSTS
Annaly Mortgage Management,
  Inc. .....................   1,285       18,530     0.19
Rayonier, Inc. .............     372       16,792     0.17
Other Securities(1).........              576,875     5.78
                                       ----------   ------
                                          612,197     6.13
                                       ----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. ...     175       19,863     0.20
Other Securities(1).........                8,802     0.09
                                       ----------   ------
                                           28,665     0.29
                                       ----------   ------
ROAD & RAIL
Other Securities(1).........              142,381     1.43
                                       ----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp.
  (a).......................     735       17,118     0.17
Varian Semiconductor
  Equipment Associates, Inc.
  (a).......................     433       17,346     0.17
Other Securities(1).........              298,635     3.00
                                       ----------   ------
                                          333,099     3.34
                                       ----------   ------
SOFTWARE
Compuware Corp. (a).........   1,579       18,727     0.19
NAVTEQ Corp. (a)............     470       19,900     0.20
Other Securities(1).........              255,727     2.56
                                       ----------   ------
                                          294,354     2.95
                                       ----------   ------
SPECIALTY RETAIL
GameStop Corp. (Class A)
  (a).......................     709       27,722     0.28
Other Securities(1).........              301,672     3.02
                                       ----------   ------
                                          329,394     3.30
                                       ----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........              147,145     1.47
                                       ----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).........              138,780     1.39
                                       ----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                     % OF
                                                      NET
SECURITY DESCRIPTION          SHARES      VALUE     ASSETS
--------------------          ------      -----     ------

TOBACCO
Other Securities(1).........           $   15,094     0.15%
                                       ----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........               94,691     0.95
                                       ----------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1).........                8,978     0.09
                                       ----------   ------
WATER UTILITIES
Other Securities(1).........               22,833     0.23
                                       ----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).........               35,696     0.36
                                       ----------   ------
TOTAL COMMON STOCKS --
  (Cost $9,614,023).........            9,967,118    99.83
                                       ----------   ------
WARRANTS
COMMUNICATIONS EQUIPMENT
Pegasus Wireless Corp. (a)..      97           --       --
                                       ----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $24,245)............  24,245       24,245     0.24
                                       ----------   ------
TOTAL INVESTMENTS
  (Cost $9,638,268).........            9,991,363   100.07
OTHER ASSETS AND
  LIABILITIES...............               (6,590)   (0.07)
                                       ----------   ------
NET ASSETS..................           $9,984,773   100.00
                                       ==========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security



See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a).....    7,744   $   319,827     0.36%
Other Securities(1)........              1,375,851     1.56
                                       -----------   ------
                                         1,695,678     1.92
                                       -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)........                708,065     0.80
                                       -----------   ------
AIRLINES
Continental Airlines, Inc.
  (Class B) (a)............    8,083       273,771     0.31
Other Securities(1)........                500,113     0.57
                                       -----------   ------
                                           773,884     0.88
                                       -----------   ------
AUTO COMPONENTS
Other Securities(1)........                424,202     0.48
                                       -----------   ------
AUTOMOBILES
Other Securities(1)........                267,175     0.30
                                       -----------   ------
BEVERAGES
Hansen Natural Corp. (a)...    6,048       259,943     0.29
Other Securities(1)........                145,191     0.17
                                       -----------   ------
                                           405,134     0.46
                                       -----------   ------
BIOTECHNOLOGY
Other Securities(1)........              3,355,040     3.79
                                       -----------   ------
BUILDING PRODUCTS
Other Securities(1)........                189,983     0.21
                                       -----------   ------
CAPITAL MARKETS
Other Securities(1)........                553,733     0.63
                                       -----------   ------
CHEMICALS
Nalco Holding Co. .........   12,127       332,886     0.38
Other Securities(1)........                493,430     0.55
                                       -----------   ------
                                           826,316     0.93
                                       -----------   ------
COMMERCIAL BANKS
Other Securities(1)........              1,560,014     1.76
                                       -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Corrections Corp. of
  America (a)..............    5,128       323,628     0.37
Stericycle, Inc. (a).......    7,414       329,626     0.37
Other Securities(1)........              3,891,138     4.40
                                       -----------   ------
                                         4,544,392     5.14
                                       -----------   ------
COMMUNICATIONS EQUIPMENT
CIENA Corp. (a)............    7,146       258,185     0.29
F5 Networks, Inc. (a)......    3,466       279,360     0.32
Polycom, Inc. (a)..........    7,701       258,754     0.29
Other Securities(1)........              2,482,532     2.81
                                       -----------   ------
                                         3,278,831     3.71
                                       -----------   ------
COMPUTERS & PERIPHERALS
Brocade Communications
  Systems, Inc. (a)........   33,591       262,682     0.30
Other Securities(1)........                914,049     1.03
                                       -----------   ------
                                         1,176,731     1.33
                                       -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)........                316,244     0.36
                                       -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1)........                259,724     0.29
                                       -----------   ------
CONSUMER FINANCE
Other Securities(1)........                545,907     0.62
                                       -----------   ------
CONTAINERS & PACKAGING
Other Securities(1)........                196,873     0.22
                                       -----------   ------
DISTRIBUTORS
Other Securities(1)........                153,806     0.17
                                       -----------   ------
DIVERSIFIED CONSUMER SERVICES
Career Education Corp.
  (a)......................    7,933       267,897     0.30
ITT Educational Services,
  Inc. (a).................    3,419       401,322     0.46
Sotheby's Holdings, Inc. ..    5,579       256,746     0.29
Other Securities(1)........              1,245,069     1.41
                                       -----------   ------
                                         2,171,034     2.46
                                       -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)........                734,684     0.83
                                       -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)........              1,037,843     1.17
                                       -----------   ------
ELECTRIC UTILITIES
Sierra Pacific Resources
  (a)......................   18,560       325,914     0.37
Other Securities(1)........                143,911     0.16
                                       -----------   ------
                                           469,825     0.53
                                       -----------   ------
ELECTRICAL EQUIPMENT
General Cable Corp. (a)....    4,390       332,543     0.38
Other Securities(1)........              1,105,939     1.25
                                       -----------   ------
                                         1,438,482     1.63
                                       -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
FLIR Systems, Inc. (a).....    5,559       257,104     0.29
Mettler Toledo
  International, Inc. (a)..    3,196       305,250     0.35
Trimble Navigation, Ltd.
  (a)......................    9,820       316,204     0.36
Other Securities(1)........              1,796,744     2.03
                                       -----------   ------
                                         2,675,302     3.03
                                       -----------   ------
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group, Inc.
  (a)......................    7,164       282,978     0.32
Helmerich & Payne, Inc. ...    8,009       283,679     0.32
Superior Energy Services,
  Inc. (a).................    6,776       270,498     0.31
Other Securities(1)........              2,616,808     2.96
                                       -----------   ------
                                         3,453,963     3.91
                                       -----------   ------
FOOD & STAPLES RETAILING
Rite Aid Corp. (a).........   65,144       415,619     0.47
Other Securities(1)........                696,362     0.79
                                       -----------   ------
                                         1,111,981     1.26
                                       -----------   ------
FOOD PRODUCTS
Other Securities(1)........                274,338     0.31
                                       -----------   ------
GAS UTILITIES
Energen Corp. .............    5,476       300,851     0.34
                                       -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Gen-Probe, Inc. (a)........    4,374       264,277     0.30
ResMed, Inc. (a)...........    6,410       264,477     0.30
Respironics, Inc. (a)......    6,132       261,162     0.30
Other Securities(1)........              3,767,644     4.25
                                       -----------   ------
                                         4,557,560     5.15
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

HEALTH CARE PROVIDERS & SERVICES
VCA Antech, Inc. (a).......    6,995   $   263,642     0.30%
WellCare Health Plans, Inc.
  (a)......................    2,908       263,203     0.30
Other Securities(1)........              2,782,692     3.14
                                       -----------   ------
                                         3,309,537     3.74
                                       -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)........                470,710     0.53
                                       -----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1)........              3,288,255     3.72
                                       -----------   ------
HOUSEHOLD DURABLES
Other Securities(1)........                647,740     0.73
                                       -----------   ------
HOUSEHOLD PRODUCTS
Church & Dwight Co.,
  Inc. ....................    5,521       267,548     0.30
Other Securities(1)........                 22,551     0.03
                                       -----------   ------
                                           290,099     0.33
                                       -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)........                 43,784     0.05
                                       -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)........                181,285     0.21
                                       -----------   ------
INSURANCE
HCC Insurance Holdings,
  Inc. ....................    9,416       314,589     0.35
Other Securities(1)........                720,379     0.82
                                       -----------   ------
                                         1,034,968     1.17
                                       -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)........                727,712     0.82
                                       -----------   ------
INTERNET SOFTWARE & SERVICES
aQuantive, Inc. (a)........    5,983       381,715     0.43
Other Securities(1)........              2,351,596     2.66
                                       -----------   ------
                                         2,733,311     3.09
                                       -----------   ------
IT SERVICES
Hewitt Associates, Inc.
  (Class A) (a)............    8,488       271,616     0.31
Other Securities(1)........              2,058,364     2.33
                                       -----------   ------
                                         2,329,980     2.64
                                       -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)........                363,261     0.41
                                       -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)........              1,693,134     1.92
                                       -----------   ------
MACHINERY
Other Securities(1)........              1,797,735     2.03
                                       -----------   ------
MARINE
Other Securities(1)........                274,712     0.31
                                       -----------   ------
MEDIA
Dow Jones & Co., Inc. .....    5,013       287,997     0.33
Other Securities(1)........              1,723,957     1.95
                                       -----------   ------
                                         2,011,954     2.28
                                       -----------   ------
METALS & MINING
AK Steel Holding Corp.
  (a)......................    9,236       345,149     0.39
Other Securities(1)........                552,411     0.63
                                       -----------   ------
                                           897,560     1.02
                                       -----------   ------
MULTILINE RETAIL
Other Securities(1)........                176,869     0.20
                                       -----------   ------
OFFICE ELECTRONICS
Other Securities(1)........                224,653     0.25
                                       -----------   ------
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp. .....    8,149       300,535     0.34
Denbury Resources, Inc.
  (a)......................   10,148       380,550     0.43
Frontier Oil Corp. ........    9,259       405,266     0.46
Helix Energy Solutions
  Group, Inc. (a)..........    7,009       279,729     0.32
Holly Corp. ...............    3,941       292,383     0.33
Kinder Morgan Management
  LLC (a)..................    4,904       254,531     0.29
Other Securities(1)........              3,720,532     4.20
                                       -----------   ------
                                         5,633,526     6.37
                                       -----------   ------
PERSONAL PRODUCTS
Other Securities(1)........                898,985     1.02
                                       -----------   ------
PHARMACEUTICALS
Watson Pharmaceuticals,
  Inc. (a).................    8,571       278,815     0.32
Other Securities(1)........              1,043,604     1.18
                                       -----------   ------
                                         1,322,419     1.50
                                       -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)........                730,580     0.83
                                       -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. ..    3,056       346,856     0.39
Other Securities(1)........                105,579     0.12
                                       -----------   ------
                                           452,435     0.51
                                       -----------   ------
ROAD & RAIL
Other Securities(1)........                816,383     0.92
                                       -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp.
  (a)......................   12,827       298,741     0.34
ON Semiconductor Corp.
  (a)......................   24,657       264,323     0.30
Varian Semiconductor
  Equipment Associates,
  Inc. (a).................    7,562       302,914     0.34
Other Securities(1)........              3,841,440     4.34
                                       -----------   ------
                                         4,707,418     5.32
                                       -----------   ------
SOFTWARE
Factset Research Systems,
  Inc. ....................    3,755       256,654     0.29
NAVTEQ Corp. (a)...........    8,204       347,357     0.39
Other Securities(1)........              3,894,760     4.41
                                       -----------   ------
                                         4,498,771     5.09
                                       -----------   ------
SPECIALTY RETAIL
GameStop Corp. (Class A)
  (a)......................   12,365       483,471     0.55
Other Securities(1)........              3,573,993     4.04
                                       -----------   ------
                                         4,057,464     4.59
                                       -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
CROCS, Inc. (a)............    6,364       273,843     0.31
Other Securities(1)........              1,189,445     1.35
                                       -----------   ------
                                         1,463,288     1.66
                                       -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)........                259,914     0.29
                                       -----------   ------
TOBACCO
Other Securities(1)........                 77,114     0.09
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------

TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)........            $   828,950     0.94%
                                       -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp.
  (a)......................    8,103       272,180     0.31
Other Securities(1)........                293,040     0.33
                                       -----------   ------
                                           565,220     0.64
                                       -----------   ------
TOTAL COMMON STOCKS --
  (Cost $76,100,398).......             88,267,321    99.84
                                       -----------   ------
WARRANTS
COMMUNICATIONS EQUIPMENT
Pegasus Wireless Corp.
  (a)......................      569            --       --
                                       -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $ 455,288).........  455,288       455,288     0.52
                                       -----------   ------
TOTAL INVESTMENTS
  (Cost $76,555,686).......             88,722,609   100.36
OTHER ASSETS AND
  LIABILITIES..............               (314,678)   (0.36)
                                       -----------   ------
NET ASSETS.................            $88,407,931   100.00
                                       ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------


COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)........            $  1,087,620     0.91%
                                       ------------   ------
AIRLINES
Other Securities(1)........                 141,111     0.12
                                       ------------   ------
AUTO COMPONENTS
Other Securities(1)........               1,351,370     1.13
                                       ------------   ------
AUTOMOBILES
Other Securities(1)........                  47,211     0.04
                                       ------------   ------
BEVERAGES
Other Securities(1)........                 189,824     0.16
                                       ------------   ------
BIOTECHNOLOGY
Other Securities(1)........                  86,963     0.07
                                       ------------   ------
BUILDING PRODUCTS
Other Securities(1)........               1,348,003     1.12
                                       ------------   ------
CAPITAL MARKETS
Affiliated Managers Group,
  Inc. (a).................    3,514        452,463     0.38
Other Securities(1)........               2,187,279     1.82
                                       ------------   ------
                                          2,639,742     2.20
                                       ------------   ------
CHEMICALS
Airgas, Inc. ..............    7,991        382,769     0.32
FMC Corp. .................    4,267        381,427     0.32
Other Securities(1)........               4,661,209     3.88
                                       ------------   ------
                                          5,425,405     4.52
                                       ------------   ------
COMMERCIAL BANKS
Cullen/Frost Bankers,
  Inc. ....................    7,062        377,605     0.32
Other Securities(1)........               9,140,607     7.61
                                       ------------   ------
                                          9,518,212     7.93
                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)........               2,477,067     2.06
                                       ------------   ------
COMMUNICATIONS EQUIPMENT
CommScope, Inc. (a)........    7,152        417,319     0.35
Other Securities(1)........                 710,796     0.59
                                       ------------   ------
                                          1,128,115     0.94
                                       ------------   ------
COMPUTERS & PERIPHERALS
Other Securities(1)........                 802,962     0.67
                                       ------------   ------
CONSTRUCTION & ENGINEERING
Foster Wheeler, Ltd. (a)...    8,347        893,046     0.74
Quanta Services, Inc. (a)..   11,991        367,764     0.31
The Shaw Group, Inc. (a)...    8,920        412,907     0.34
Other Securities(1)........               1,175,888     0.98
                                       ------------   ------
                                          2,849,605     2.37
                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)........                 252,559     0.21
                                       ------------   ------
CONSUMER FINANCE
Other Securities(1)........                 125,883     0.10
                                       ------------   ------
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)...   17,107        598,745     0.50
Other Securities(1)........                 934,516     0.78
                                       ------------   ------
                                          1,533,261     1.28
                                       ------------   ------
DISTRIBUTORS
Other Securities(1)........                  75,283     0.06
                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Service Corp.
  International............   34,846        445,332     0.37
Other Securities(1)........                 343,303     0.29
                                       ------------   ------
                                            788,635     0.66
                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)........                 370,860     0.31
                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)........                 355,492     0.30
                                       ------------   ------
ELECTRIC UTILITIES
Other Securities(1)........               1,985,539     1.65
                                       ------------   ------
ELECTRICAL EQUIPMENT
Thomas & Betts Corp. (a)...    6,912        400,896     0.33
Other Securities(1)........               1,526,064     1.27
                                       ------------   ------
                                          1,926,960     1.60
                                       ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)........               2,402,871     2.00
                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Tidewater, Inc. ...........    6,780        480,566     0.40
Other Securities(1)........               1,290,540     1.07
                                       ------------   ------
                                          1,771,106     1.47
                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities(1)........                 789,635     0.66
                                       ------------   ------
FOOD PRODUCTS
Corn Products
  International, Inc. .....    8,731        396,824     0.33
The J.M. Smucker Co. ......    6,742        429,196     0.36
Other Securities(1)........               1,570,023     1.31
                                       ------------   ------
                                          2,396,043     2.00
                                       ------------   ------
GAS UTILITIES
AGL Resources, Inc. .......    9,196        372,254     0.31
National Fuel Gas Co. .....    8,290        359,040     0.30
Southern Union Co. ........   11,877        387,071     0.32
Other Securities(1)........               2,403,728     2.00
                                       ------------   ------
                                          3,522,093     2.93
                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)........                 889,636     0.74
                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)........                 948,897     0.79
                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1)........               1,858,416     1.55
                                       ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)........               2,185,332     1.82
                                       ------------   ------
HOUSEHOLD PRODUCTS
Other Securities(1)........                 154,215     0.13
                                       ------------   ------
INDUSTRIAL CONGLOMERATES
Teleflex, Inc. ............    4,602        376,351     0.31
Other Securities(1)........                 536,113     0.45
                                       ------------   ------
                                            912,464     0.76
                                       ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------

INSURANCE
PartnerRe, Ltd. ...........    6,692   $    518,630     0.43%
RenaissanceRe Holdings,
  Ltd. ....................    7,895        489,411     0.41
Other Securities(1)........               7,959,046     6.63
                                       ------------   ------
                                          8,967,087     7.47
                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1)........                 128,193     0.11
                                       ------------   ------
IT SERVICES
Convergys Corp. (a)........   16,256        394,045     0.33
Unisys Corp. (a)...........   41,066        375,343     0.31
Other Securities(1)........                 815,498     0.68
                                       ------------   ------
                                          1,584,886     1.32
                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)........                 598,620     0.50
                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
PerkinElmer, Inc. .........   14,343        373,778     0.31
Other Securities(1)........                  43,048     0.04
                                       ------------   ------
                                            416,826     0.35
                                       ------------   ------
MACHINERY
AGCO Corp. (a).............   10,878        472,214     0.39
Flowserve Corp. ...........    6,729        481,796     0.40
Harsco Corp. ..............    9,943        517,036     0.43
IDEX Corp. ................    9,489        365,706     0.30
Kennametal, Inc. ..........    4,561        374,139     0.31
The Manitowoc Co., Inc. ...    7,366        592,079     0.49
Trinity Industries, Inc. ..    9,410        409,711     0.34
Other Securities(1)........               3,490,268     2.92
                                       ------------   ------
                                          6,702,949     5.58
                                       ------------   ------
MARINE
Other Securities(1)........                 613,946     0.51
                                       ------------   ------
MEDIA
Other Securities(1)........               2,526,123     2.10
                                       ------------   ------
METALS & MINING
Carpenter Technology
  Corp. ...................    3,000        390,930     0.33
Chaparral Steel Co. .......    5,053        363,159     0.30
Cleveland-Cliffs, Inc. ....    4,905        380,971     0.32
Commercial Metals Co. .....   13,961        471,463     0.39
Reliance Steel & Aluminum
  Co. .....................    7,302        410,810     0.34
Steel Dynamics, Inc. ......   11,191        469,015     0.39
Other Securities(1)........               1,640,867     1.37
                                       ------------   ------
                                          4,127,215     3.44
                                       ------------   ------
MULTI-UTILITIES
CMS Energy Corp. ..........   26,621        457,881     0.38
OGE Energy Corp. ..........   10,771        394,757     0.33
Other Securities(1)........               1,519,349     1.26
                                       ------------   ------
                                          2,371,987     1.97
                                       ------------   ------
MULTILINE RETAIL
Big Lots, Inc. (a).........   13,386        393,816     0.33
Other Securities(1)........                 631,358     0.52
                                       ------------   ------
                                          1,025,174     0.85
                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co. ........    9,750        384,248     0.32
Forest Oil Corp. (a).......    9,193        388,496     0.32
Magellan Midstream Partners
  LP.......................    7,828        364,628     0.30
TEPPCO Partners LP.........    8,624        382,561     0.32
Other Securities(1)........               5,239,408     4.37
                                       ------------   ------
                                          6,759,341     5.63
                                       ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)........                 824,729     0.69
                                       ------------   ------
PERSONAL PRODUCTS
Other Securities(1)........                 182,417     0.15
                                       ------------   ------
PHARMACEUTICALS
Other Securities(1)........                 448,407     0.37
                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Annaly Mortgage Management,
  Inc. ....................   31,261        450,784     0.37
BRE Properties, Inc. (Class
  A).......................    6,051        358,764     0.30
Health Care REIT, Inc. ....    9,283        374,662     0.31
Rayonier, Inc. ............    9,205        415,514     0.35
Other Securities(1)........              12,372,627    10.30
                                       ------------   ------
                                         13,972,351    11.63
                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)........                  66,742     0.06
                                       ------------   ------
ROAD & RAIL
Ryder Systems, Inc. .......    7,164        385,423     0.32
Other Securities(1)........               1,949,621     1.62
                                       ------------   ------
                                          2,335,044     1.94
                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1)........               1,564,708     1.30
                                       ------------   ------
SOFTWARE
Compuware Corp. (a)........   38,249        453,633     0.38
Other Securities(1)........                 417,823     0.35
                                       ------------   ------
                                            871,456     0.73
                                       ------------   ------
SPECIALTY RETAIL
Other Securities(1)........               2,377,994     1.98
                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Phillips-Van Heusen
  Corp. ...................    6,511        394,371     0.33
Other Securities(1)........               1,163,584     0.97
                                       ------------   ------
                                          1,557,955     1.30
                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)........               3,016,134     2.51
                                       ------------   ------
TOBACCO
Other Securities(1)........                 267,008     0.22
                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)........               1,169,986     0.97
                                       ------------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1)........                 210,777     0.18
                                       ------------   ------
WATER UTILITIES
Other Securities(1)........                 558,713     0.46
                                       ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------

WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)........            $     78,942     0.07%
                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $106,579,161)......             119,664,100    99.65
                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $ 281,024).........  281,024        281,024     0.23
                                       ------------   ------
TOTAL INVESTMENTS
  (Cost $106,860,185)......             119,945,124    99.88
OTHER ASSETS AND
  LIABILITIES..............                 144,721     0.12
                                       ------------   ------
NET ASSETS.................            $120,089,845   100.00
                                       ============   ======





(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of June 30, 2007.
(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.8%
FINLAND -- 1.4%
Nokia Oyj ADR..................   86,840   $  2,441,072
                                           ------------
FRANCE -- 3.8%
BNP Paribas....................   19,500      2,327,025
Total SA ADR...................   50,124      4,059,041
                                           ------------
                                              6,386,066
                                           ------------
GERMANY -- 2.9%
Allianz SE, ADR................   99,400      2,313,038
Siemens AG ADR.................   18,665      2,670,215
                                           ------------
                                              4,983,253
                                           ------------
ITALY -- 1.2%
Eni SpA ADR....................   27,285      1,974,070
                                           ------------
JAPAN -- 3.9%
Mitsubishi UFJ Financial Group,
  Inc. ADR.....................  215,600      2,375,912
Toyota Motor Corp. ADR.........   33,483      4,214,840
                                           ------------
                                              6,590,752
                                           ------------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR.............   46,168      2,030,007
                                           ------------
SOUTH KOREA -- 1.0%
Samsung Electronics Co., Ltd.
  GDR*.........................    5,383      1,666,038
                                           ------------
SPAIN -- 1.2%
Telefonica SA ADR..............   31,828      2,124,837
                                           ------------
SWITZERLAND -- 6.9%
Nestle SA......................    8,895      3,382,074
Novartis AG ADR................   55,026      3,085,308
Roche Holding AG...............   15,596      2,766,458
UBS AG.........................   42,035      2,522,520
                                           ------------
                                             11,756,360
                                           ------------
UNITED KINGDOM -- 16.9%
AstraZeneca PLC ADR............   33,304      1,781,098
Barclays PLC ADR...............   36,232      2,021,383
BP PLC ADR.....................   70,831      5,109,748
GlaxoSmithKline PLC ADR........   66,606      3,488,156
HBOS PLC.......................   85,453      1,689,625
HSBC Holdings PLC ADR..........   51,814      4,754,971
Royal Bank of Scotland Group
  PLC..........................  209,471      2,660,320
Royal Dutch Shell PLC ADR......   40,683      3,303,460
Vodafone Group PLC ADR.........  116,816      3,928,522
                                           ------------
                                             28,737,283
                                           ------------
UNITED STATES -- 59.4%
Abbott Laboratories............   34,012      1,821,343
Altria Group, Inc. ............   46,449      3,257,933
American International Group,
  Inc. ........................   50,480      3,535,114
AT&T, Inc. ....................  136,450      5,662,675
Bank of America Corp. .........   99,587      4,868,808
Chevron Corp. .................   47,736      4,021,281
Cisco Systems, Inc. (a)........  134,717      3,751,868
Citigroup, Inc. ...............  110,035      5,643,695
ConocoPhillips.................   33,609      2,638,306
Exxon Mobil Corp. .............  126,042     10,572,403
General Electric Co. ..........  227,709      8,716,701
Hewlett-Packard Co. ...........   59,742      2,665,688
Intel Corp. ...................  128,627      3,056,178
International Business Machines
  Corp. .......................   30,195      3,178,024
Johnson & Johnson..............   64,147      3,952,738
JPMorgan Chase & Co. ..........   75,889      3,676,822
Merck & Co., Inc. .............   48,162      2,398,468
Microsoft Corp. ...............  188,313      5,549,584
Morgan Stanley.................   21,347      1,790,586
PepsiCo, Inc. .................   36,186      2,346,662
Pfizer, Inc. ..................  156,819      4,009,862
Procter & Gamble Co. ..........   70,261      4,299,271
The Coca-Cola Co. .............   47,244      2,471,334
Time Warner, Inc. .............   83,902      1,765,298
Verizon Communications, Inc. ..   64,149      2,641,014
Wal-Mart Stores, Inc. .........   56,328      2,709,940
                                           ------------
                                            101,001,596
                                           ------------
TOTAL COMMON STOCKS --  (Cost
  $150,735,521)................             169,691,334
                                           ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
STIC Prime Portfolio
  (Cost $42,845)...............   42,845         42,845
                                           ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $150,778,366)..........             169,734,179
OTHER ASSETS AND
  LIABILITIES -- 0.2%..........                 374,057
                                           ------------
NET ASSETS -- 100.0%...........            $170,108,236
                                           ============





(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
  * Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of June 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.


See accompanying notes to financial statements.

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.6%
DIVERSIFIED REIT'S -- 9.0%
Colonial Properties Trust....    197,236   $   $7,189,252
Crescent Real Estate Equities
  Co. .......................    411,891        9,242,834
Liberty Property Trust.......    393,185       17,272,617
PS Business Parks, Inc. .....     69,314        4,392,428
Vornado Realty Trust.........    609,682       66,967,471
Washington Real Estate
  Investment Trust...........    200,272        6,809,248
                                           --------------
                                              111,873,850
                                           --------------
INDUSTRIAL REIT'S -- 8.6%
AMB Property Corp. ..........    424,656       22,600,192
DCT Industrial Trust, Inc. ..    722,921        7,778,630
EastGroup Properties, Inc. ..    101,612        4,452,638
First Industrial Realty
  Trust, Inc. ...............    194,883        7,553,665
First Potomac Realty Trust...    103,478        2,410,003
ProLogis.....................  1,100,409       62,613,272
                                           --------------
                                              107,408,400
                                           --------------
OFFICE REIT'S -- 17.9%
Alexandria Real Estate
  Equities, Inc. ............    126,530       12,250,635
American Financial Realty
  Trust......................    551,120        5,687,558
BioMed Realty Trust, Inc. ...    281,197        7,063,669
Boston Properties, Inc. .....    510,849       52,173,008
Brandywine Realty Trust......    374,877       10,713,985
Corporate Office Properties
  Trust......................    200,712        8,231,199
Cousins Properties, Inc. ....    177,527        5,150,058
Digital Realty Trust, Inc. ..    240,621        9,066,599
Douglas Emmett, Inc. ........    443,057       10,961,230
Duke Realty Corp. ...........    587,773       20,965,863
Highwoods Properties, Inc. ..    243,553        9,133,238
HRPT Properties Trust........    900,946        9,369,838
Kilroy Realty Corp. .........    139,067        9,851,506
Mack-Cali Realty Corp. ......    290,375       12,628,409
Maguire Properties, Inc. ....    155,494        5,338,109
Parkway Properties, Inc. ....     68,195        3,275,406
SL Green Realty Corp. .......    254,030       31,471,777
                                           --------------
                                              223,332,087
                                           --------------
RESIDENTIAL REIT'S -- 21.6%
American Campus Communities,
  Inc. ......................     98,313        2,781,275
Apartment Investment &
  Management Co. (Class A)...    416,925       21,021,358
Archstone-Smith Trust........    953,805       56,379,414
Associated Estates Realty
  Corp. .....................     75,129        1,171,261
Avalonbay Communities,
  Inc. ......................    340,428       40,470,081
BRE Properties, Inc. (Class
  A) ........................    219,533       13,016,112
Camden Property Trust........    241,950       16,203,391
Education Realty Trust,
  Inc. ......................    118,943        1,668,770
Equity Lifestyle Properties,
  Inc. ......................     93,225        4,865,413
Equity Residential...........  1,250,583       57,064,102
Essex Property Trust, Inc. ..    111,251       12,938,491
GMH Communities Trust........    167,670        1,624,722
Home Properties, Inc. .......    142,919        7,421,784
Mid-America Apartment
  Communities, Inc. .........    108,829        5,711,346
Post Properties, Inc. .......    185,541        9,672,252
Sun Communities, Inc. .......     72,154        2,148,025
UDR, Inc. ...................    583,244       15,339,317
                                           --------------
                                              269,497,114
                                           --------------
RETAIL REIT'S -- 27.8%
Acadia Realty Trust..........    129,682        3,365,248
Alexander's, Inc. (a)........      8,598        3,475,741
CBL & Associates Properties,
  Inc. ......................    280,675       10,118,334
Cedar Shopping Centers,
  Inc. ......................    184,828        2,652,282
Developers Diversified Realty
  Corp. .....................    536,408       28,274,066
Equity One, Inc. ............    160,729        4,106,626
Federal Realty Investment
  Trust......................    241,861       18,686,181
General Growth Properties,
  Inc. ......................    989,407       52,389,101
Glimcher Realty Trust........    159,154        3,978,850
Inland Real Estate Corp. ....    253,077        4,297,247
Kimco Realty Corp. ..........    941,975       35,860,988
Kite Realty Group Trust......    123,983        2,358,157
Pennsylvania Real Estate
  Investment Trust...........    157,329        6,974,395
Ramco-Gershenson Properties
  Trust......................     77,106        2,770,419
Regency Centers Corp. .......    297,143       20,948,581
Saul Centers, Inc. ..........     48,121        2,182,287
Simon Property Group, Inc. ..    959,234       89,247,131
Tanger Factory Outlet
  Centers, Inc. .............    134,230        5,026,913
Taubman Centers, Inc. .......    230,163       11,418,386
The Macerich Co. ............    306,850       25,290,577
Weingarten Realty Investors..    344,386       14,154,265
                                           --------------
                                              347,575,775
                                           --------------
SPECIALIZED REIT'S -- 14.7%
Ashford Hospitality Trust,
  Inc. ......................    526,477        6,191,369
DiamondRock Hospitality
  Co. .......................    410,543        7,833,160
Equity Inns, Inc. ...........    236,314        5,293,434
Extra Space Storage, Inc. ...    275,524        4,546,146
FelCor Lodging Trust, Inc. ..    266,252        6,930,540
Hersha Hospitality Trust.....    175,036        2,068,926
Highland Hospitality Corp. ..    248,798        4,776,922
Hospitality Properties
  Trust......................    402,913       16,716,860
Host Hotels & Resorts,
  Inc. ......................  2,236,615       51,710,539
Innkeepers USA Trust.........    204,540        3,626,494
LaSalle Hotel Properties.....    171,674        7,454,085
Public Storage, Inc. ........    551,960       42,401,568
Sovran Self Storage, Inc. ...     88,240        4,249,638
Strategic Hotels & Resorts,
  Inc. ......................    319,304        7,181,147
Sunstone Hotel Investors,
  Inc. ......................    268,136        7,612,381
U-Store-It Trust.............    202,448        3,318,123
Winston Hotels, Inc. ........    125,374        1,880,610
                                           --------------
                                              183,791,942
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,178,605,924)......               1,243,479,168
                                           --------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $3,137,802)..........  3,137,802        3,137,802
                                           --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $1,181,743,726)......               1,246,616,970
OTHER ASSETS AND
  LIABILITIES -- 0.1%........                   1,276,133
                                           --------------
NET ASSETS -- 100.0%.........              $1,247,893,103
                                           ==============




(a)    Non-income producing security




See accompanying notes to financial statements.

KBW BANK ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.6%
Northern Trust Corp. ...........   40,874   $ 2,625,746
State Street Corp. (a)..........   45,580     3,117,672
Bank of New York Mellon Corp. ..   79,789     3,306,456
                                            -----------
                                              9,049,874
                                            -----------
CONSUMER FINANCE -- 4.0%
Capital One Financial Corp. ....   36,426     2,857,255
                                            -----------
DIVERSIFIED BANKS -- 19.4%
Comerica, Inc. .................   31,356     1,864,741
U.S. Bancorp....................   97,285     3,205,541
Wachovia Corp. .................   67,026     3,435,082
Wells Fargo & Co. ..............  156,327     5,498,021
                                            -----------
                                             14,003,385
                                            -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.0%
Bank of America Corp. ..........  111,357     5,444,244
Citigroup, Inc. ................  108,698     5,575,120
JPMorgan Chase & Co. ...........  129,306     6,264,876
                                            -----------
                                             17,284,240
                                            -----------
REGIONAL BANKS -- 35.6%
BB&T Corp. .....................   62,254     2,532,493
Commerce Bancorp, Inc. .........   23,090       854,099
Fifth Third Bancorp.............   63,278     2,516,566
Huntington Bancshares, Inc. ....   42,480       965,995
Keycorp.........................   60,960     2,092,757
M&T Bank Corp. .................   18,617     1,990,157
Marshall & Ilsley Corp. ........   26,328     1,254,003
National City Corp. ............   71,905     2,395,875
PNC Financial Services Group....   45,947     3,288,885
Regions Financial Corp. ........   79,178     2,620,792
SunTrust Banks, Inc. ...........   38,153     3,271,238
Zions Bancorp...................   24,334     1,871,528
                                            -----------
                                             25,654,388
                                            -----------
THRIFTS & MORTGAGE FINANCE -- 4.1%
Washington Mutual, Inc. ........   69,498     2,963,395
                                            -----------
TOTAL COMMON STOCKS --  (Cost
  $74,542,535)..................             71,812,537
                                            -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $162,711)...............  162,711       162,711
                                            -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $74,705,246)............             71,975,248
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                 93,164
                                            -----------
NET ASSETS -- 100.0%............            $72,068,412
                                            ===========




(a)    Affiliated issuer. (Note 3)




See accompanying notes to financial statements.

KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 101.1%
ASSET MANAGEMENT & CUSTODY BANKS -- 26.5%
Franklin Resources, Inc. .......   31,767   $ 4,208,175
Janus Capital Group, Inc. ......  133,819     3,725,521
Legg Mason, Inc. ...............   32,567     3,203,941
SEI Investments Co. ............  107,305     3,116,137
State Street Corp. (a)..........   59,409     4,063,576
T. Rowe Price Group, Inc. ......   86,078     4,466,587
                                            -----------
                                             22,783,937
                                            -----------
INVESTMENT BANKING & BROKERAGE -- 59.2%
E*TRADE Financial Corp. (b).....  153,027     3,380,366
Investment Technology Group,
  Inc. (b)......................   38,348     1,661,619
Jefferies Group, Inc. ..........   63,392     1,710,316
Knight Capital Group, Inc. (b)..   88,506     1,469,200
Lehman Brothers Holdings,
  Inc. .........................   85,886     6,400,225
Merrill Lynch & Co., Inc. ......   78,148     6,531,610
Morgan Stanley..................   86,718     7,273,906
optionsXpress Holdings, Inc. ...   46,493     1,193,010
Raymond James Financial, Inc. ..   90,859     2,807,543
TD Ameritrade Holding Corp.
  (b)...........................  184,544     3,690,880
The Bear Stearns Cos., Inc. ....   25,308     3,543,120
The Charles Schwab Corp. .......  208,303     4,274,378
The Goldman Sachs Group, Inc. ..   32,247     6,989,537
                                            -----------
                                             50,925,710
                                            -----------
SPECIALIZED FINANCE -- 15.4%
Chicago Mercantile Exchange
  Holdings, Inc. ...............    6,798     3,632,579
IntercontinentalExchange, Inc.
  (b)...........................   17,038     2,519,068
Nymex Holdings, Inc. ...........   19,897     2,499,660
NYSE Euronext...................   30,975     2,280,380
The Nasdaq Stock Market, Inc.
  (b)...........................   78,346     2,327,660
                                            -----------
                                             13,259,347
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $92,145,649)............             86,968,994
                                            -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $156,466)...............  156,466       156,466
                                            -----------
TOTAL INVESTMENTS -- 101.3%
  (Cost $92,302,115)............             87,125,460
OTHER ASSETS AND
  LIABILITIES -- (1.3)%.........             (1,122,328)
                                            -----------
NET ASSETS -- 100.0%............            $86,003,132
                                            ===========




(a)    Affiliated issuer. (Note 3)
(b)    Non-income producing security




See accompanying notes to financial statements.

KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----


COMMON STOCKS -- 99.7%
INSURANCE BROKERS -- 8.5%
Aon Corp. ......................  63,537   $ 2,707,312
Marsh & McLennan Cos., Inc. ....  76,905     2,374,826
                                           -----------
                                             5,082,138
                                           -----------
LIFE & HEALTH INSURANCE -- 31.7%
AFLAC, Inc. ....................  49,061     2,521,735
Lincoln National Corp. .........  32,558     2,309,990
MetLife, Inc. ..................  70,093     4,519,597
Principal Financial Group,
  Inc. .........................  43,854     2,556,250
Prudential Financial, Inc. .....  47,933     4,660,526
UnumProvident Corp. ............  87,710     2,290,108
                                           -----------
                                            18,858,206
                                           -----------
MULTI-LINE INSURANCE -- 16.6%
American International Group,
  Inc. .........................  68,408     4,790,612
Genworth Financial, Inc. (Class
  A)............................  50,176     1,726,055
The Hartford Financial Services
  Group, Inc. ..................  33,908     3,340,277
                                           -----------
                                             9,856,944
                                           -----------
PROPERTY & CASUALTY INSURANCE -- 38.6%
ACE, Ltd. ......................  44,946     2,810,024
Axis Capital Holdings, Ltd. ....  25,086     1,019,746
Chubb Corp. ....................  47,341     2,563,042
Cincinnati Financial Corp. .....  34,125     1,481,025
Fidelity National Title Group,
  Inc. .........................  23,744       562,733
MBIA, Inc. .....................  28,295     1,760,515
SAFECO Corp. ...................  27,037     1,683,324
The Allstate Corp. .............  65,960     4,057,199
The Progressive Corp. ..........  87,268     2,088,323
The Travelers Cos., Inc. .......  54,182     2,898,737
XL Capital, Ltd. (Class A)......  23,563     1,986,125
                                           -----------
                                            22,910,793
                                           -----------
REINSURANCE -- 2.2%
Everest Re Group, Ltd. .........  12,149     1,319,867
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 2.1%
MGIC Investment Corp. ..........  21,547     1,225,162
                                           -----------
TOTAL COMMON STOCKS --  (Cost
  $60,260,534)..................            59,253,110
                                           -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $52,632)................  52,632        52,632
                                           -----------
TOTAL INVESTMENTS -- 99.8% (Cost
  $60,313,166)..................            59,305,742
OTHER ASSETS AND
  LIABILITIES -- 0.2%...........               107,149
                                           -----------
NET ASSETS -- 100.0%............           $59,412,891
                                           ===========






See accompanying notes to financial statements.

MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 19.8%
Alcatel-Lucent ADR.............  356,922   $  4,996,908
Cisco Systems, Inc. (a)........  181,117      5,044,108
Juniper Networks, Inc. (a).....  251,837      6,338,737
Motorola, Inc. ................  240,830      4,262,691
Nortel Networks Corp. (a)......  215,869      5,191,650
QUALCOMM, Inc. ................  126,092      5,471,132
Telefonaktiebolaget LM Ericsson
  (Class B) ADR................  151,605      6,047,524
                                           ------------
                                             37,352,750
                                           ------------
COMPUTERS & PERIPHERALS -- 17.8%
Apple, Inc. (a)................   56,867      6,940,049
Dell, Inc. (a).................  188,025      5,368,114
EMC Corp. (a)..................  370,549      6,706,937
Hewlett-Packard Co. ...........  124,978      5,576,518
International Business Machines
  Corp. .......................   52,302      5,504,785
Network Appliance, Inc. (a)....  121,646      3,552,063
                                           ------------
                                             33,648,466
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%
Jabil Circuit, Inc. ...........  182,693      4,032,035
                                           ------------
INTERNET & CATALOG RETAIL -- 4.5%
Amazon.com, Inc. (a)...........  124,649      8,527,238
                                           ------------
INTERNET SOFTWARE & SERVICES -- 8.1%
eBay, Inc. (a).................  151,217      4,866,163
Google, Inc. (Class A) (a).....   10,408      5,447,339
Yahoo!, Inc. (a)...............  185,505      5,032,751
                                           ------------
                                             15,346,253
                                           ------------
IT SERVICES -- 12.1%
Accenture, Ltd. (Class A)......  143,281      6,145,322
Automatic Data Processing,
  Inc. ........................  112,192      5,437,946
First Data Corp. ..............  201,904      6,596,204
Infosys Technologies, Ltd.
  ADR..........................   91,093      4,589,265
                                           ------------
                                             22,768,737
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 17.3%
Applied Materials, Inc. .......  275,590      5,475,973
Broadcom Corp. (Class A) (a)...  148,464      4,342,572
Intel Corp. ...................  237,898      5,652,456
Maxim Integrated Products,
  Inc. ........................  161,511      5,396,082
NVIDIA Corp. (a)...............  132,989      5,493,776
Texas Instruments, Inc. .......  168,101      6,325,641
                                           ------------
                                             32,686,500
                                           ------------
SOFTWARE -- 18.1%
Adobe Systems, Inc. (a)........  123,098      4,942,385
Electronic Arts, Inc. (a)......   92,601      4,381,879
Intuit, Inc. (a)...............  158,240      4,759,859
Microsoft Corp. ...............  165,163      4,867,354
Oracle Corp. (a)...............  282,585      5,569,750
SAP AG ADR.....................   96,532      4,929,889
Symantec Corp. (a).............  235,827      4,763,706
                                           ------------
                                             34,214,822
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $181,346,246)..........             188,576,801
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $173,319)..............  173,319        173,319
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $181,519,565)..........             188,750,120
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                  60,752
                                           ------------
NET ASSETS -- 100.0%...........            $188,810,872
                                           ============




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.

ADR = American Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.6%
BEVERAGES -- 3.2%
Anheuser-Busch Cos., Inc. .....   77,017   $  4,017,207
The Coca-Cola Co. .............   89,163      4,664,116
                                           ------------
                                              8,681,323
                                           ------------
CHEMICALS -- 5.7%
PPG Industries, Inc. ..........   64,546      4,912,596
Rohm & Haas Co. ...............   95,118      5,201,052
RPM International, Inc. .......  246,857      5,704,866
                                           ------------
                                             15,818,514
                                           ------------
COMMERCIAL BANKS -- 27.8%
Associated Bancorp.............  209,211      6,841,200
BB&T Corp. ....................  174,111      7,082,835
Comerica, Inc. ................  118,663      7,056,889
Compass Bancshares, Inc. ......   64,266      4,433,069
Fifth Third Bancorp............  172,024      6,841,394
First Horizon National Corp. ..  207,164      8,079,396
Keycorp........................  208,778      7,167,349
M&T Bank Corp. ................   35,834      3,830,655
Regions Financial Corp. .......  213,050      7,051,955
Synovus Financial Corp. .......  139,319      4,277,093
U.S. Bancorp...................  247,701      8,161,748
Wilmington Trust Corp. ........  137,093      5,690,730
                                           ------------
                                             76,514,313
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
ABM Industries, Inc. ..........  107,298      2,769,361
Avery Dennison Corp. ..........   68,214      4,534,867
                                           ------------
                                              7,304,228
                                           ------------
CONSUMER FINANCE -- 1.2%
SLM Corp. .....................   55,525      3,197,130
                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.9%
Bank of America Corp. .........  161,957      7,918,078
                                           ------------
ELECTRICAL EQUIPMENT -- 1.4%
Emerson Electric Co. ..........   81,844      3,830,299
                                           ------------
FOOD PRODUCTS -- 1.2%
Wm. Wrigley Jr., Co. ..........   61,703      3,412,793
                                           ------------
GAS UTILITIES -- 8.4%
National Fuel Gas Co. .........  107,934      4,674,621
Northwest Natural Gas Co. .....  108,863      5,028,382
Piedmont Natural Gas Co.,
  Inc. ........................  262,683      6,475,136
WGL Holdings, Inc. ............  210,889      6,883,417
                                           ------------
                                             23,061,556
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Hillenbrand Industries, Inc. ..   47,331      3,076,515
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
McDonald's Corp. ..............   69,331      3,519,242
                                           ------------
HOUSEHOLD DURABLES -- 5.7%
La-Z-Boy, Inc. ................  640,082      7,335,340
Leggett & Platt, Inc. .........  226,840      5,001,822
The Stanley Works..............   55,317      3,357,742
                                           ------------
                                             15,694,904
                                           ------------
HOUSEHOLD PRODUCTS -- 4.8%
Kimberly-Clark Corp. ..........   76,270      5,101,700
Procter & Gamble Co. ..........   64,674      3,957,402
The Clorox Co. ................   65,360      4,058,856
                                           ------------
                                             13,117,958
                                           ------------
INDUSTRIAL CONGLOMERATES -- 3.4%
3M Co. ........................   45,328      3,934,017
General Electric Co. ..........  144,590      5,534,905
                                           ------------
                                              9,468,922
                                           ------------
INSURANCE -- 2.0%
Cincinnati Financial Corp. ....  128,149      5,561,667
                                           ------------
MEDIA -- 1.3%
Gannett Co., Inc. .............   66,673      3,663,681
                                           ------------
MULTI-UTILITIES -- 11.2%
Black Hills Corp. .............  155,570      6,183,907
Consolidated Edison, Inc. .....  185,622      8,375,265
Integrys Energy Group, Inc. ...  167,066      8,475,258
Vectren Corp. .................  287,605      7,745,203
                                           ------------
                                             30,779,633
                                           ------------
PHARMACEUTICALS -- 7.8%
Abbott Laboratories............   78,043      4,179,203
Eli Lilly & Co. ...............   93,305      5,213,883
Johnson & Johnson..............   76,816      4,733,402
Pfizer, Inc. ..................  292,713      7,484,671
                                           ------------
                                             21,611,159
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
V. F. Corp. ...................   45,880      4,201,690
                                           ------------
TOBACCO -- 3.2%
Altria Group, Inc. ............  126,463      8,870,115
                                           ------------
WATER UTILITIES -- 1.8%
American States Water Co. .....  136,531      4,856,408
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $263,775,919)..........             274,160,128
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $357,438)..............  357,438        357,438
                                           ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $264,133,357)..........             274,517,566
OTHER ASSETS AND
  LIABILITIES -- 0.3%..........                 801,504
                                           ------------
NET ASSETS -- 100.0%...........            $275,319,070
                                           ============






See accompanying notes to financial statements.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals, Inc.
  (a)..........................   67,558   $  3,044,163
Alkermes, Inc. (a).............  214,943      3,138,168
Amgen, Inc. (a)................   55,541      3,070,862
Amylin Pharmaceuticals, Inc.
  (a)..........................   76,291      3,140,138
Arena Pharmaceuticals, Inc.
  (a)..........................  267,316      2,937,803
Biogen Idec, Inc. (a)..........   63,928      3,420,148
BioMarin Pharmaceuticals, Inc.
  (a)..........................  184,442      3,308,890
Celgene Corp. (a)..............   54,588      3,129,530
Cephalon, Inc. (a).............   39,137      3,146,223
Cubist Pharmaceuticals, Inc.
  (a)..........................  149,813      2,952,814
Dendreon Corp. (a).............  429,885      3,043,586
Digene Corp. (a)...............   56,008      3,363,280
Genentech, Inc. (a)............   42,578      3,221,451
Genzyme Corp. (a)..............   49,037      3,157,983
Geron Corp. (a)................  413,097      2,908,203
Gilead Sciences, Inc. (a)......   81,230      3,149,287
Halozyme Therapeutics, Inc.
  (a)..........................  308,288      2,845,498
Human Genome Sciences, Inc.
  (a)..........................  322,512      2,876,807
ImClone Systems, Inc. (a)......   88,842      3,141,453
InterMune, Inc. (a)............  123,082      3,192,747
Isis Pharmaceuticals, Inc.
  (a)..........................  352,308      3,410,341
Life Cell Corp. (a)............  102,454      3,128,945
Martek Biosciences Corp. (a)...  131,424      3,413,081
Medarex, Inc. (a)..............  214,637      3,067,163
Millennium Pharmaceuticals,
  Inc. (a).....................  307,939      3,254,915
Myriad Genetics, Inc. (a)......   86,238      3,207,191
Onyx Pharmaceuticals, Inc.
  (a)..........................  106,694      2,870,069
OSI Pharmaceuticals, Inc. (a)..   88,591      3,207,880
PDL BioPharma, Inc. (a)........  132,729      3,092,586
Pharmion Corp. (a).............  106,966      3,096,666
Regeneron Pharmaceuticals, Inc.
  (a)..........................  174,418      3,125,571
Theravance, Inc. (a)...........   98,784      3,161,088
United Therapeutics Corp. (a)..   50,629      3,228,105
Vertex Pharmaceuticals, Inc.
  (a)..........................  118,479      3,383,760
TOTAL COMMON STOCKS --
  (Cost $113,425,759)..........             106,836,395
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $151,087)..............  151,087        151,087
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $113,576,846)..........             106,987,482
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                 (30,632)
                                           ------------
NET ASSETS -- 100.0%...........            $106,956,850
                                           ============




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----


COMMON STOCKS -- 99.9%
HOME FURNISHINGS -- 15.0%
Ethan Allen Interiors, Inc. ..    486,015   $ 16,646,014
Leggett & Platt, Inc. ........    726,207     16,012,864
Mohawk Industries, Inc. (a)...    168,410     16,974,044
                                            ------------
                                              49,632,922
                                            ------------
HOME IMPROVEMENT RETAIL -- 15.5%
Lowe's Cos., Inc. ............    542,510     16,649,632
The Home Depot, Inc. .........    451,273     17,757,592
The Sherwin-Williams Co. .....    253,076     16,821,962
                                            ------------
                                              51,229,186
                                            ------------
HOMEBUILDING -- 69.4%
Beazer Homes USA, Inc. .......    538,822     13,292,739
Centex Corp. .................    391,101     15,683,150
Champion Enterprises, Inc.
  (a).........................  1,630,899     16,031,737
D.R. Horton, Inc. ............    801,726     15,978,399
Hovnanian Enterprises, Inc.
  (a).........................    841,735     13,913,880
KB HOME.......................    392,536     15,454,142
Lennar Corp. (Class A)........    410,039     14,991,026
M.D.C. Holdings, Inc. ........    327,306     15,828,518
Meritage Homes Corp. (a)......    574,290     15,362,258
NVR, Inc. (a).................     24,647     16,753,798
Pulte Homes, Inc. ............    688,572     15,458,441
Ryland Group, Inc. ...........    410,262     15,331,491
Standard Pacific Corp. .......    896,087     15,708,405
Toll Brothers, Inc. (a).......    629,129     15,715,643
WCI Communities, Inc. (a).....    854,072     14,245,921
                                            ------------
                                             229,749,548
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $375,703,869).........               330,611,656
                                            ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $379,326).............    379,326        379,326
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $376,083,195).........               330,990,982
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).....                    76,085
                                            ------------
NET ASSETS -- 100.0%..........              $331,067,067
                                            ============





(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----


COMMON STOCKS -- 99.8%
ALUMINUM -- 3.9%
Alcoa, Inc. ..................    194,036   $  7,864,279
                                            ------------
COAL & CONSUMABLE FUELS -- 23.0%
Arch Coal, Inc. ..............    206,625      7,190,550
CONSOL Energy, Inc. ..........    168,383      7,764,140
Foundation Coal Holdings,
  Inc. .......................    188,599      7,664,663
Massey Energy Co. ............    288,510      7,688,791
Peabody Energy Corp. .........    154,376      7,468,711
USEC, Inc. (a)................    407,723      8,961,752
                                            ------------
                                              46,738,607
                                            ------------
DIVERSIFIED METALS & MINING -- 11.1%
Freeport-McMoRan Copper &
  Gold, Inc. .................     95,647      7,921,485
RTI International Metals,
  Inc.(a).....................     94,935      7,155,251
Titanium Metals Corp.(a)......    237,488      7,575,867
                                            ------------
                                              22,652,603
                                            ------------
GOLD -- 3.8%
Newmont Mining Corp. .........    199,689      7,799,852
                                            ------------
PRECIOUS METALS & MINERALS -- 11.5%
Coeur d' Alene Mines Corp.
  (a).........................  2,170,043      7,790,454
Hecla Mining Co. (a)..........    983,199      8,396,520
Stillwater Mining Co. (a).....    665,511      7,327,276
                                            ------------
                                              23,514,250
                                            ------------
STEEL -- 46.5%
AK Steel Holding Corp. (a)....    228,729      8,547,603
Allegheny Technologies,
  Inc. .......................     73,241      7,681,516
Carpenter Technology Corp. ...     60,442      7,876,197
Chaparral Steel Co. ..........    110,968      7,975,270
Cleveland-Cliffs, Inc. .......    100,019      7,768,476
Commercial Metals Co. ........    234,898      7,932,506
Nucor Corp. ..................    128,123      7,514,414
Quanex Corp. .................    161,551      7,867,534
Reliance Steel & Aluminum
  Co. ........................    136,355      7,671,332
Steel Dynamics, Inc. .........    186,785      7,828,159
United States Steel Corp. ....     69,472      7,555,080
Worthington Industries,
  Inc. .......................    387,122      8,381,191
                                            ------------
                                              94,599,278
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $211,580,460).........               203,168,869
                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $310,812).............    310,812        310,812
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $211,891,272).........               203,479,681
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).....                    60,235
                                            ------------
NET ASSETS -- 100.0%..........              $203,539,916
                                            ============




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 39.6%
Diamond Offshore Drilling,
  Inc. ........................   52,647   $  5,346,829
ENSCO International, Inc. .....   83,296      5,081,889
GlobalSantaFe Corp. ...........   72,921      5,268,542
Helmerich & Payne, Inc. .......  148,341      5,254,238
Nabors Industries, Ltd. (a)....  148,458      4,955,528
Noble Corp. ...................   54,819      5,345,949
Patterson-UTI Energy, Inc. ....  191,122      5,009,308
Pride International, Inc. (a)..  139,248      5,216,230
Rowan Cos., Inc. ..............  128,122      5,250,440
Todco (a)......................  103,618      4,891,806
Transocean, Inc. (a)...........   50,845      5,388,553
                                           ------------
                                             57,009,312
                                           ------------
OIL & GAS EQUIPMENT & SERVICES -- 60.3%
Baker Hughes, Inc. ............   59,410      4,998,163
BJ Services Co. ...............  179,648      5,109,189
Cameron International Corp.
  (a)..........................   71,260      5,092,952
FMC Technologies, Inc. (a).....   68,019      5,388,465
Global Industries, Ltd. (a)....  204,276      5,478,682
Grant Prideco, Inc. (a)........   88,146      4,744,899
Halliburton Co. ...............  143,653      4,956,029
Hanover Compressor Co. (a).....  200,325      4,777,751
National-Oilwell Varco, Inc.
  (a)..........................   48,814      5,088,371
Oceaneering International, Inc.
  (a)..........................  102,737      5,408,076
Schlumberger, Ltd. ............   61,821      5,251,076
SEACOR Holdings, Inc. (a)......   54,799      5,116,035
Smith International, Inc. .....   86,763      5,087,782
Superior Energy Services, Inc.
  (a)..........................  130,218      5,198,303
Tidewater, Inc. ...............   74,578      5,286,089
Universal Compression Holdings,
  Inc. (a).....................   65,758      4,765,482
Weatherford International, Ltd.
  (a)..........................   90,417      4,994,635
                                           ------------
                                             86,741,979
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $130,501,674)..........             143,751,291
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $172,012)..............  172,012        172,012
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $130,673,685)..........             143,923,303
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                   4,139
                                           ------------
NET ASSETS -- 100.0%...........            $143,927,442
                                           ============




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 11.6%
Chevron Corp. ..................   13,823   $ 1,164,449
ConocoPhillips..................   14,290     1,121,765
Exxon Mobil Corp. ..............   13,386     1,122,818
Occidental Petroleum Corp. .....   19,382     1,121,830
                                            -----------
                                              4,530,862
                                            -----------
OIL & GAS EXPLORATION & PRODUCTION -- 77.1%
Anadarko Petroleum Corp. .......   21,349     1,109,935
Apache Corp. ...................   13,178     1,075,193
Berry Petroleum Co. (Class A)...   28,499     1,073,842
Cabot Oil & Gas Corp. ..........   27,478     1,013,389
Cheniere Energy, Inc. (a).......   28,089     1,089,572
Chesapeake Energy Corp. ........   30,806     1,065,888
Cimarex Energy Co. .............   27,284     1,075,262
Denbury Resources, Inc. (a).....   29,898     1,121,175
Devon Energy Corp. .............   13,959     1,092,850
Encore Acquisition Co. (a)......   38,680     1,075,304
EOG Resources, Inc. ............   14,283     1,043,516
Forest Oil Corp. (a)............   26,139     1,104,654
Helix Energy Solutions Group,
  Inc. (a)......................   28,143     1,123,187
Mariner Energy, Inc. (a)........   45,456     1,102,308
Newfield Exploration Co. (a)....   22,943     1,045,054
Noble Energy, Inc. .............   17,787     1,109,731
Penn Virginia Corp. ............   27,275     1,096,455
Petrohawk Energy Corp. (a)......   68,184     1,081,398
Pioneer Natural Resources Co. ..   21,397     1,042,248
Plains Exploration & Production
  Co. (a).......................   22,263     1,064,394
Pogo Producing Co. .............   21,320     1,082,843
Quicksilver Resources, Inc.
  (a)...........................   23,614     1,052,712
Range Resources Corp. ..........   27,850     1,041,869
Southwestern Energy Co. (a).....   23,190     1,031,955
St. Mary Land & Exploration
  Co. ..........................   29,096     1,065,496
Ultra Petroleum Corp. (a).......   19,921     1,100,436
Whiting Petroleum Corp. (a).....   25,322     1,026,047
XTO Energy, Inc. ...............   18,094     1,087,449
                                            -----------
                                             30,094,162
                                            -----------
OIL & GAS REFINING & MARKETING -- 11.2%
Frontier Oil Corp. .............   26,210     1,147,212
Sunoco, Inc. ...................   13,542     1,079,026
Tesoro Corp. ...................   18,324     1,047,217
Valero Energy Corp. ............   15,029     1,110,042
                                            -----------
                                              4,383,497
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $40,410,927)............             39,008,521
                                            -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $105,196)...............  105,196       105,196
                                            -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $40,516,123)............             39,113,717
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........                (73,014)
                                            -----------
NET ASSETS -- 100.0%............            $39,040,703
                                            ===========




(a)    Non-income producing security




See accompanying notes to financial statements.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.5%
PHARMACEUTICALS -- 99.5%
Abbott Laboratories..............   7,908   $  423,474
Allergan, Inc. ..................   7,322      422,040
Barr Pharmaceuticals, Inc. (a)...   8,269      415,352
Bristol-Myers Squibb Co. ........  14,068      443,986
Eli Lilly & Co. .................   7,497      418,932
Endo Pharmaceuticals Holdings,
  Inc. (a).......................  12,532      428,970
Forest Laboratories, Inc. (a)....   9,008      411,215
Johnson & Johnson................   6,894      424,808
King Pharmaceuticals, Inc. (a)...  20,441      418,223
Medicis Pharmaceutical Corp.
  (Class A)......................  13,825      422,216
Merck & Co., Inc. ...............   8,530      424,794
MGI Pharma, Inc. (a).............  18,774      419,974
Mylan Laboratories, Inc. ........  23,328      424,336
Par Pharmaceutical Cos., Inc.
  (a)............................  14,886      420,232
Perrigo Co. .....................  21,889      428,587
Pfizer, Inc. ....................  16,348      418,018
Schering-Plough Corp. ...........  13,964      425,064
Sepracor, Inc. (a)...............   9,298      381,404
Valeant Pharmaceuticals
  International..................  24,884      415,314
Watson Pharmaceuticals, Inc.
  (a)............................  13,553      440,879
Wyeth............................   7,440      426,610
TOTAL COMMON STOCKS --  (Cost
  $8,794,800)....................            8,854,428
                                            ----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $39,885).................  39,885       39,885
                                            ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $8,834,685)..............            8,894,313
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)........                2,756
                                            ----------
NET ASSETS -- 100.0%.............           $8,897,069
                                            ==========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 100.0%
APPAREL RETAIL -- 37.9%
Abercrombie & Fitch Co. .......   27,955   $  2,040,156
Aeropostale, Inc. (a)..........   50,316      2,097,171
American Eagle Outfitters,
  Inc. ........................   83,623      2,145,766
AnnTaylor Stores Corp. (a).....   59,248      2,098,564
Charming Shoppes, Inc. (a).....  183,404      1,986,265
Chico's FAS, Inc. (a)..........   85,605      2,083,626
Dress Barn, Inc. (a)...........   98,664      2,024,585
Foot Locker, Inc. .............  102,896      2,243,133
Genesco, Inc. (a)..............   43,875      2,295,101
Guess ?, Inc. .................   44,063      2,116,787
Gymboree Corp. (a).............   51,314      2,022,285
J. Crew Group, Inc. (a)........   41,830      2,262,585
Jos. A. Bank Clothiers, Inc.
  (a)..........................   49,149      2,038,209
Limited Brands.................   82,925      2,276,291
Mens Wearhouse, Inc. ..........   42,390      2,164,857
Pacific Sunwear of California,
  Inc. (a).....................  100,711      2,215,642
Payless ShoeSource, Inc. (a)...   65,507      2,066,746
Ross Stores, Inc. .............   69,782      2,149,286
Stage Stores, Inc. ............  103,802      2,175,690
The Children's Place Retail
  Stores, Inc. (a).............   40,157      2,073,707
The Gap, Inc. .................  114,671      2,190,216
The TJX Cos., Inc. ............   75,861      2,086,177
Tween Brands, Inc. (a).........   51,318      2,288,783
Urban Outfitters, Inc. (a).....   85,775      2,061,173
                                           ------------
                                             51,202,801
                                           ------------
CATALOG RETAIL -- 8.2%
Coldwater Creek, Inc. (a)......   88,750      2,061,662
Gaiam, Inc. (a)................  130,103      2,371,778
PC Mall, Inc. (a)..............  173,897      2,126,760
Systemax, Inc. ................  111,058      2,311,117
ValueVision Media, Inc. (Class
  A) (a).......................  187,680      2,124,538
                                           ------------
                                             10,995,855
                                           ------------
COMPUTER & ELECTRONICS RETAIL -- 4.7%
Best Buy Co., Inc. ............   45,550      2,125,818
GameStop Corp. (Class A) (a)...   55,470      2,168,877
RadioShack Corp. ..............   63,398      2,101,010
                                           ------------
                                              6,395,705
                                           ------------
DEPARTMENT STORES -- 7.9%
Federated Department Stores,
  Inc. ........................   55,842      2,221,395
J. C. Penney Co., Inc. ........   28,755      2,081,287
Kohl's Corp. (a)...............   30,434      2,161,727
Nordstrom, Inc. ...............   41,088      2,100,419
Sears Holdings Corp. (a).......   12,453      2,110,783
                                           ------------
                                             10,675,611
                                           ------------
DRUG RETAIL -- 3.2%
CVS Corp. .....................   57,821      2,107,576
Walgreen Co. ..................   49,147      2,139,860
                                           ------------
                                              4,247,436
                                           ------------
FOOD RETAIL -- 7.8%
Casey's General Stores, Inc. ..   77,100      2,101,746
Safeway, Inc. .................   63,404      2,157,638
SUPERVALU, Inc. ...............   45,924      2,127,200
The Kroger Co. ................   70,964      1,996,217
Whole Foods Market, Inc. ......   54,849      2,100,717
                                           ------------
                                             10,483,518
                                           ------------
FOOTWEAR -- 1.5%
Brown Shoe Co., Inc. ..........   84,925      2,065,376
                                           ------------
GENERAL MERCHANDISE STORES -- 6.4%
Dollar General Corp. ..........   99,782      2,187,222
Dollar Tree Stores, Inc. (a)...   50,197      2,186,079
Family Dollar Stores, Inc. ....   62,039      2,129,179
Target Corp. ..................   34,089      2,168,060
                                           ------------
                                              8,670,540
                                           ------------
HYPERMARKETS & SUPER CENTERS -- 3.3%
Costco Wholesale Corp. ........   38,795      2,270,283
Wal-Mart Stores, Inc. .........   44,082      2,120,785
                                           ------------
                                              4,391,068
                                           ------------
SPECIALTY STORES -- 19.1%
Barnes & Noble, Inc. ..........   53,548      2,059,992
Borders Group, Inc. ...........  111,386      2,123,017
Dick's Sporting Goods, Inc.
  (a)..........................   39,540      2,300,042
Guitar Center, Inc. (a)........   42,259      2,527,511
Hibbett Sports, Inc. (a).......   78,525      2,150,014
Office Depot, Inc. (a).........   62,654      1,898,416
OfficeMax, Inc. ...............   51,933      2,040,967
PETsMART, Inc. ................   66,826      2,168,504
Staples, Inc. .................   87,033      2,065,293
Tiffany & Co. .................   44,126      2,341,326
Tractor Supply Co. (a).........   40,590      2,112,709
Zale Corp. (a).................   85,032      2,024,612
                                           ------------
                                             25,812,403
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $136,492,403)..........             134,940,313
                                           ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $350,647)..............  350,647        350,647
                                           ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $136,843,050)..........             135,290,960
OTHER ASSETS AND
  LIABILITIES-- (0.2)%.........                (313,097)
                                           ------------
NET ASSETS -- 100.0%...........            $134,977,863
                                           ============




(a)    Non-income producing security




See accompanying notes to financial statements.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.8%
SEMICONDUCTORS -- 99.8%
Advanced Micro Devices, Inc.
  (a)..........................  340,525   $  4,869,507
Altera Corp. ..................  202,154      4,473,668
Analog Devices, Inc. ..........  123,246      4,638,979
Atmel Corp. (a)................  847,064      4,709,676
Broadcom Corp. (Class A) (a)...  148,034      4,329,995
Cree, Inc. (a).................  181,651      4,695,678
Cypress Semiconductor Corp.
  (a)..........................  210,870      4,911,162
Fairchild Semiconductor
  International, Inc. (a)......  243,040      4,695,533
Integrated Device Technology,
  Inc. (a).....................  303,811      4,639,194
Intel Corp. ...................  191,547      4,551,157
International Rectifier Corp.
  (a)..........................  130,572      4,865,113
Intersil Corp. (Class A).......  140,619      4,423,874
Linear Technology Corp. .......  127,126      4,599,419
LSI Logic Corp. (a)............  562,629      4,225,344
Maxim Integrated Products,
  Inc. ........................  141,028      4,711,745
Microchip Technology, Inc. ....  110,402      4,089,290
Micron Technology, Inc. (a)....  368,979      4,623,307
Microsemi Corp. (a)............  198,722      4,759,392
National Semiconductor Corp. ..  162,767      4,601,423
NVIDIA Corp. (a)...............  117,399      4,849,753
Silicon Laboratories, Inc.
  (a)..........................  136,382      4,720,181
Texas Instruments, Inc. .......  125,908      4,737,918
Xilinx, Inc. ..................  168,674      4,515,403
TOTAL COMMON STOCKS --
  (Cost $107,323,091)..........             106,236,711
                                           ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $226,949)..............  226,949        226,949
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $107,550,040)..........             106,463,660
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                 (24,784)
                                           ------------
NET ASSETS -- 100.0%...........            $106,438,876
                                           ============




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.8%
REGIONAL BANKS -- 88.7%
Associated Bancorp.............   82,637   $  2,702,230
BancorpSouth, Inc. ............  114,608      2,803,312
Bank of Hawaii Corp. ..........   53,576      2,766,665
Boston Private Financial
  Holdings, Inc. ..............   91,076      2,447,212
Cathay General Bancorp.........   80,820      2,710,703
Central Pacific Financial
  Corp. .......................   77,027      2,542,661
Chittenden Corp. ..............  100,442      3,510,448
Citizens Banking Corp. ........  103,260      1,889,658
City National Corp. ...........   38,526      2,931,443
Colonial BancGroup, Inc. ......  121,168      3,025,565
Commerce Bancshares, Inc. .....   61,987      2,808,011
Cullen/Frost Bankers, Inc. ....   47,876      2,559,930
CVB Financial Corp. ...........  206,594      2,297,325
East West Bancorp, Inc. .......   77,027      2,994,810
F N B Corp. ...................  142,694      2,388,698
First Commonwealth Financial
  Corp. .......................  217,878      2,379,228
First Community Bancorp,
  Inc. ........................   51,640      2,954,324
First Horizon National Corp. ..   63,885      2,491,515
First Midwest Bancorp, Inc. ...   78,911      2,802,130
FirstMerit Corp. ..............  105,125      2,200,266
Frontier Financial Corp. ......  106,114      2,390,748
Fulton Financial Corp. ........  154,947      2,234,336
Old National Bancorp...........  128,649      2,136,860
Pacific Capital Bancorp........   90,176      2,432,948
Prosperity Bancshares, Inc. ...   76,041      2,491,103
Provident Bankshares Corp. ....   82,637      2,708,841
Signature Bank (a).............   85,473      2,914,629
South Financial Group, Inc. ...   96,682      2,188,880
Sterling Bancshares, Inc. .....  202,823      2,293,928
Sterling Financial
  Corp. -- Washington..........   82,637      2,391,515
Susquehanna Bancshares, Inc. ..  110,806      2,478,730
SVB Financial Group (a)........   57,302      3,043,309
Synovus Financial Corp. .......   97,615      2,996,781
TCF Financial Corp. ...........  105,125      2,922,475
Trustmark Corp. ...............   94,840      2,452,562
UCBH Holdings, Inc. ...........  152,105      2,778,958
Umpqua Holdings Corp. .........  104,280      2,451,623
UnionBanCal Corp. .............   41,301      2,465,670
United Bankshares, Inc. .......   78,911      2,509,370
Valley National Bancorp........  122,176      2,747,732
Westamerica Bancorp............   52,586      2,326,405
Whitney Holding Corp. .........   85,471      2,572,677
Wilmington Trust Corp. ........   61,987      2,573,080
Wintrust Financial Corp. ......   52,586      2,305,896
                                           ------------
                                            114,015,190
                                           ------------
THRIFTS & MORTGAGE FINANCE -- 11.1%
Brookline Bancorp, Inc. .......  175,642      2,021,640
Corus Bankshares, Inc. ........  132,390      2,285,051
Hudson City Bancorp, Inc. .....  198,135      2,421,210
People's United Financial,
  Inc. ........................  141,810      2,514,291
Sovereign Bancorp, Inc. .......  116,421      2,461,140
Webster Financial Corp. .......   60,084      2,563,784
                                           ------------
                                             14,267,116
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $131,335,070)..........             128,282,306
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
STIC Prime Portfolio...........   65,881         65,881
Federated Prime Obligations
  Fund.........................      101            101
                                           ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $65,982)...............                  65,982
                                           ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $131,401,052)..........             128,348,288
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                 174,887
                                           ------------
NET ASSETS -- 100.0%...........            $128,523,175
                                           ============




   (a) Non-income producing security




See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007

--------------------------------------------------------------------------------



                                                               SPDR           SPDR            SPDR
                                                            DJ WILSHIRE   DJ WILSHIRE      DJ WILSHIRE
                                                           TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                ETF           ETF              ETF
                                                           ------------   -----------   ----------------


ASSETS
  Investments in securities of unaffiliated issuers, at
     value (Note 2)......................................  $129,933,398   $10,312,023     $222,985,147
  Investments in securities of affiliated issuers, at
     value (Note 3)......................................       169,222        18,878          809,993
                                                           ------------   -----------     ------------
     Total Investments...................................   130,102,620    10,330,901      223,795,140
  Cash...................................................            --            17               --
  Foreign currency, at value.............................            --            --               --
  Receivable for investments sold........................            --            --               --
  Receivable for Fund shares sold in-kind................            --            --               --
  Receivable for foreign taxes recoverable...............            --            --               --
  Dividends receivable (Note 2)..........................       138,563        10,789           82,082
                                                           ------------   -----------     ------------
       TOTAL ASSETS......................................   130,241,183    10,341,707      223,877,222
                                                           ------------   -----------     ------------
LIABILITIES
  Payable for Fund shares repurchased in-kind............            --            --               --
  Payable for investments purchased......................            --         2,932          129,545
  Accrued advisory fee (Note 3)..........................        21,603         1,715           38,004
  Accrued trustees fee (Note 3)..........................         1,377           200            2,085
                                                           ------------   -----------     ------------
       TOTAL LIABILITIES.................................        22,980         4,847          169,634
                                                           ------------   -----------     ------------
       NET ASSETS........................................  $130,218,203   $10,336,860     $223,707,588
                                                           ============   ===========     ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)...............................  $112,117,240   $ 9,287,782     $216,194,332
  Undistributed (distribution in excess of) net
     investment income...................................         7,376            79           21,894
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions.......................    (9,805,787)         (696)     (18,417,616)
  Net unrealized appreciation (depreciation) on:
     Investments.........................................    27,899,374     1,049,695       25,908,978
     Foreign currency....................................            --            --               --
                                                           ------------   -----------     ------------
       NET ASSETS........................................  $130,218,203   $10,336,860     $223,707,588
                                                           ============   ===========     ============
NET ASSET VALUE PER SHARE
  Net asset value per share..............................  $     108.50   $     68.91     $      57.36
                                                           ============   ===========     ============
  Shares outstanding (unlimited amount authorized, $0.01
     par value)..........................................     1,200,117       150,000        3,900,112
                                                           ============   ===========     ============
  Investments in securities, at cost.....................  $102,203,246   $ 9,281,206     $197,886,162
                                                           ============   ===========     ============
  Foreign currency, at cost..............................  $         --   $        --     $         --
                                                           ============   ===========     ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



            SPDR             SPDR            SPDR              SPDR            SPDR             SPDR
        DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE     DJ WILSHIRE       DJ WILSHIRE
      LARGE CAP VALUE      MID CAP      MID CAP GROWTH    MID CAP VALUE     SMALL CAP     SMALL CAP GROWTH
            ETF              ETF              ETF              ETF             ETF               ETF
      ---------------    -----------    --------------    -------------    -----------    ----------------



        $149,013,659     $25,046,654      $24,104,728      $18,907,578     $ 9,991,363       $88,722,609
                  --              --               --               --              --                --
        ------------     -----------      -----------      -----------     -----------       -----------
         149,013,659      25,046,654       24,104,728       18,907,578       9,991,363        88,722,609
                  --              --               --               --              74                --
                  --              --               --               --              --                --
                  --          52,419          100,644               --          19,303           333,753
                  --              --               --               --              --                --
                  --              --               --               --              --                --
             259,889          18,883            5,541           25,908           9,804            31,876
        ------------     -----------      -----------      -----------     -----------       -----------
         149,273,548      25,117,956       24,210,913       18,933,486      10,020,544        89,088,238
        ------------     -----------      -----------      -----------     -----------       -----------

                  --              --               --               --              --                --
                  --          58,428           99,313               --          33,685           661,485
              24,817           5,173            4,934            3,933           2,066            18,201
               1,366             388              325              414              20               621
        ------------     -----------      -----------      -----------     -----------       -----------
              26,183          63,989          104,572            4,347          35,771           680,307
        ------------     -----------      -----------      -----------     -----------       -----------
        $149,247,365     $25,053,967      $24,106,341      $18,929,139     $ 9,984,773       $88,407,931
        ============     ===========      ===========      ===========     ===========       ===========

        $129,291,128     $21,088,942      $19,348,578      $19,479,283     $ 9,627,344       $76,427,552
               4,752              --               --               --             491                --
          (1,401,689)        442,853          707,678            8,559           3,843          (186,544)

          21,353,174       3,522,172        4,050,085         (558,703)        353,095        12,166,923
                  --              --               --               --              --                --
        ------------     -----------      -----------      -----------     -----------       -----------
        $149,247,365     $25,053,967      $24,106,341      $18,929,139     $ 9,984,773       $88,407,931
        ============     ===========      ===========      ===========     ===========       ===========

        $      87.77     $     62.63      $     68.88      $     63.10     $     66.57       $    104.00
        ============     ===========      ===========      ===========     ===========       ===========
           1,700,395         400,000          350,000          300,000         150,000           850,100
        ============     ===========      ===========      ===========     ===========       ===========
        $127,660,485     $21,524,482      $20,054,643      $19,466,281     $ 9,638,268       $76,555,686
        ============     ===========      ===========      ===========     ===========       ===========
        $         --     $        --      $        --      $        --     $        --       $        --
        ============     ===========      ===========      ===========     ===========       ===========


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------



                                                                 SPDR            SPDR
                                                             DJ WILSHIRE       DJ GLOBAL      DJ WILSHIRE
                                                           SMALL CAP VALUE      TITANS           REIT
                                                                 ETF              ETF             ETF
                                                           ---------------   ------------   --------------


ASSETS
  Investments in securities of unaffiliated issuers, at
     value (Note 2)......................................    $119,945,124    $169,734,179   $1,246,616,970
  Investments in securities of affiliated issuers, at
     value (Note 3)......................................              --              --               --
                                                             ------------    ------------   --------------
     Total Investments...................................     119,945,124     169,734,179    1,246,616,970
  Cash...................................................          29,419              --              469
  Foreign currency, at value.............................              --          60,119               --
  Receivable for investments sold........................              --              --               --
  Receivable for Fund shares sold in-kind................              --              --               --
  Receivable for foreign taxes recoverable...............              --             373               --
  Dividends receivable (Note 2)..........................         195,873         385,472        4,540,067
                                                             ------------    ------------   --------------
       TOTAL ASSETS......................................     120,170,416     170,180,143    1,251,157,506
                                                             ------------    ------------   --------------

LIABILITIES
  Payable for Fund shares repurchased in-kind............              --              --               --
  Payable for investments purchased......................          54,747              --        2,984,854
  Accrued advisory fee (Note 3)..........................          24,890          70,003          270,385
  Accrued trustees fee (Note 3)..........................             934           1,904            9,164
                                                             ------------    ------------   --------------
       TOTAL LIABILITIES.................................          80,571          71,907        3,264,403
                                                             ------------    ------------   --------------
       NET ASSETS........................................    $120,089,845    $170,108,236   $1,247,893,103
                                                             ============    ============   ==============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)...............................    $106,853,016    $155,404,190   $1,188,545,211
  Undistributed (distribution in excess of) net
     investment income...................................              --          77,881               --
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions.......................         151,890      (4,330,407)      (5,525,352)
  Net unrealized appreciation (depreciation) on:
     Investments.........................................      13,084,939      18,955,813       64,873,244
     Foreign currency....................................              --             759               --
                                                             ------------    ------------   --------------
       NET ASSETS........................................    $120,089,845    $170,108,236   $1,247,893,103
                                                             ============    ============   ==============
NET ASSET VALUE PER SHARE
  Net asset value per share..............................    $      75.01    $      79.11   $        80.93
                                                             ============    ============   ==============
  Shares outstanding (unlimited amount authorized, $0.01
     par value)..........................................       1,601,090       2,150,237       15,419,054
                                                             ============    ============   ==============
  Investments in securities, at cost.....................    $106,860,185    $150,778,366   $1,181,743,726
                                                             ============    ============   ==============
  Foreign currency, at cost..............................    $         --    $     59,734   $           --
                                                             ============    ============   ==============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                           KBW                           MORGAN STANLEY        SPDR            SPDR
        KBW BANK     CAPITAL MARKETS    KBW INSURANCE      TECHNOLOGY      S&P DIVIDEND     S&P BIOTECH
          ETF              ETF               ETF               ETF              ETF             ETF
      -----------    ---------------    -------------    --------------    ------------    ------------



      $68,857,576      $83,061,884       $59,305,742      $188,750,120     $274,517,566    $106,987,482
        3,117,672        4,063,576                --                --               --              --
      -----------      -----------       -----------      ------------     ------------    ------------
       71,975,248       87,125,460        59,305,742       188,750,120      274,517,566     106,987,482
               --               --                --            64,028               --       1,974,812
               --               --                --                --               --              --
          331,564               --               349                --               --              --
              230               --                --                --               --              --
               --               --                --                --               --              --
          117,403           84,475           132,028            75,021          883,491             633
      -----------      -----------       -----------      ------------     ------------    ------------
       72,424,445       87,209,935        59,438,119       188,889,169      275,401,057     108,962,927
      -----------      -----------       -----------      ------------     ------------    ------------


               --            7,806                --                --               --              --
          338,491        1,164,630                --                --               --       1,974,812
           17,362           32,866            24,209            77,014           80,267          30,633
              180            1,501             1,019             1,283            1,720             632
      -----------      -----------       -----------      ------------     ------------    ------------
          356,033        1,206,803            25,228            78,297           81,987       2,006,077
      -----------      -----------       -----------      ------------     ------------    ------------
      $72,068,412      $86,003,132       $59,412,891      $188,810,872     $275,319,070    $106,956,850
      ===========      ===========       ===========      ============     ============    ============

      $74,819,946      $95,681,920       $60,360,583      $229,475,907     $262,074,639    $116,496,601
               --           76,777            66,649                --               --          88,752
          (21,536)      (4,578,910)           (6,917)      (47,895,590)       2,860,222      (3,039,139)

       (2,729,998)      (5,176,655)       (1,007,424)        7,230,555       10,384,209      (6,589,364)
               --               --                --                --               --              --
      -----------      -----------       -----------      ------------     ------------    ------------
      $72,068,412      $86,003,132       $59,412,891      $188,810,872     $275,319,070    $106,956,850
      ===========      ===========       ===========      ============     ============    ============

      $     55.44      $     68.80       $     59.41      $      61.90     $      62.57    $      50.93
      ===========      ===========       ===========      ============     ============    ============
        1,300,003        1,250,000         1,000,000         3,050,104        4,400,046       2,100,000
      ===========      ===========       ===========      ============     ============    ============
      $74,705,246      $92,302,115       $60,313,166      $181,519,565     $264,133,357    $113,576,846
      ===========      ===========       ===========      ============     ============    ============
      $        --      $        --       $        --      $         --     $         --    $         --
      ===========      ===========       ===========      ============     ============    ============


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------



                                                                                              SPDR
                                                                              SPDR       S&P OIL & GAS
                                                             SPDR S&P     S&P METALS &    EQUIPMENT &
                                                           HOMEBUILDERS      MINING         SERVICES
                                                                ETF            ETF            ETF
                                                           ------------   ------------   -------------


ASSETS
  Investments in securities of unaffiliated issuers, at
     value (Note 2)......................................  $330,990,982   $203,479,681    $143,923,303
  Investments in securities of affiliated issuers, at
     value (note 3)......................................            --             --              --
                                                           ------------   ------------    ------------
     Total Investments...................................   330,990,982    203,479,681     143,923,303
  Cash...................................................            --             --              --
  Receivable for investments sold........................            --             --              --
  Receivable for Fund shares sold in-kind................         1,577          3,135         124,154
  Dividends receivable (Note 2)..........................       158,802        112,107          39,829
                                                           ------------   ------------    ------------
       TOTAL ASSETS......................................   331,151,361    203,594,923     144,087,286
                                                           ------------   ------------    ------------

LIABILITIES
  Payable for Fund shares repurchased in-kind............            --             --              --
  Payable for investments purchased......................            --             --         123,889
  Accrued advisory fee (Note 3)..........................        82,791         53,661          35,334
  Accrued trustees fee (Note 3)..........................         1,503          1,346             621
                                                           ------------   ------------    ------------
       TOTAL LIABILITIES.................................        84,294         55,007         159,844
                                                           ------------   ------------    ------------
       NET ASSETS........................................  $331,067,067   $203,539,916    $143,927,442
                                                           ============   ============    ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)...............................  $384,876,178   $212,034,963    $130,680,325
  Undistributed (distribution in excess of) net
     investment income...................................            --        166,536              --
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions.......................    (8,716,898)      (249,992)         (2,501)
  Net unrealized appreciation (depreciation) on:
     Investments.........................................   (45,092,213)    (8,411,591)     13,249,618
     Foreign currency....................................            --             --              --
                                                           ------------   ------------    ------------
       NET ASSETS........................................  $331,067,067   $203,539,916    $143,927,442
                                                           ============   ============    ============
NET ASSET VALUE PER SHARE
  Net asset value per share..............................  $      30.37   $      62.63    $      36.90
                                                           ============   ============    ============
  Shares outstanding (unlimited amount authorized, $0.01
     par value)..........................................    10,900,000      3,250,000       3,900,000
                                                           ============   ============    ============
  Investments in securities, at cost.....................  $376,083,195   $211,891,272    $130,673,685
                                                           ============   ============    ============
  Foreign currency, at cost..............................  $         --   $         --    $         --
                                                           ============   ============    ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



           SPDR
      S&P OIL & GAS          SPDR                              SPDR
      EXPLORATION &          S&P              SPDR             S&P         KBW REGIONAL
        PRODUCTION     PHARMACEUTICALS     S&P RETAIL     SEMICONDUCTOR       BANKING
           ETF               ETF               ETF             ETF              ETF
      -------------    ---------------    ------------    -------------    ------------



       $39,113,717        $8,894,313      $135,290,960     $106,463,660    $128,348,288
                --                --                --               --              --
       -----------        ----------      ------------     ------------    ------------
        39,113,717         8,894,313       135,290,960      106,463,660     128,348,288
                --                                                              270,957
                --                --                --               --              --
                --                --            52,171               --         825,228
            14,590             5,465            55,893            8,443         187,850
       -----------        ----------      ------------     ------------    ------------
        39,128,307         8,899,778       135,399,024      106,472,103     129,632,323
       -----------        ----------      ------------     ------------    ------------


               342                --                --               --              --
            73,819                --           383,446               --       1,088,736
            13,386             2,608            37,236           32,283          20,057
                57               101               479              944             355
       -----------        ----------      ------------     ------------    ------------
            87,604             2,709           421,161           33,227       1,109,148
       -----------        ----------      ------------     ------------    ------------
       $39,040,703        $8,897,069      $134,977,863     $106,438,876    $128,523,175
       ===========        ==========      ============     ============    ============

       $40,440,440        $8,874,059      $137,279,746     $111,185,734    $130,402,693
             2,693               699                --               --       1,173,992
               (24)          (37,317)         (749,793)      (3,660,478)           (746)

        (1,402,406)           59,628        (1,552,090)      (1,086,380)     (3,052,764)
                --                --                --               --              --
       -----------        ----------      ------------     ------------    ------------
       $39,040,703        $8,897,069      $134,977,863     $106,438,876    $128,523,175
       ===========        ==========      ============     ============    ============

       $     45.93        $    35.57      $      43.54     $      53.22    $      45.90
       ===========        ==========      ============     ============    ============
           850,000           250,132         3,100,000        2,000,000       2,800,001
       ===========        ==========      ============     ============    ============
       $40,516,123        $8,834,685      $136,843,050     $107,550,040    $131,401,052
       ===========        ==========      ============     ============    ============
       $        --        $       --      $         --     $         --    $         --
       ===========        ==========      ============     ============    ============


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2007

--------------------------------------------------------------------------------




                                                          SPDR           SPDR            SPDR
                                                       DJ WILSHIRE   DJ WILSHIRE      DJ WILSHIRE
                                                      TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                           ETF           ETF              ETF
                                                      ------------   -----------   ----------------


INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)...............................   $ 2,072,427    $  189,410      $ 2,219,132
  Dividend income on securities of affiliated
     issuers (Note 3)...............................         2,070           182            8,669
  Foreign taxes withheld............................          (121)          (21)            (441)
                                                       -----------    ----------      -----------
  TOTAL INVESTMENT INCOME...........................     2,074,376       189,571        2,227,360
                                                       -----------    ----------      -----------
EXPENSES
  Advisory fee (Note 3).............................       227,116        20,064          398,028
  Trustees fee (Note 3).............................         4,408           390            7,728
  Miscellaneous expenses............................            14             1              529
                                                       -----------    ----------      -----------
  NET EXPENSES......................................       231,538        20,455          406,285
                                                       -----------    ----------      -----------
  NET INVESTMENT INCOME (LOSS)......................     1,842,838       169,116        1,821,075
                                                       -----------    ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers......................................       793,275       707,854       10,434,842
     Investments in securities of affiliated
       issuers......................................            --         1,064           24,314
     Foreign currency transactions..................            --            --               --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments....................................    18,004,133     1,023,788       21,326,489
     Foreign currency...............................            --            --               --
                                                       -----------    ----------      -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY.............    18,797,408     1,732,706       31,785,645
                                                       -----------    ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $20,640,246    $1,901,822      $33,606,720
                                                       ===========    ==========      ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------





            SPDR            SPDR           SPDR             SPDR           SPDR            SPDR
        DJ WILSHIRE     DJ WILSHIRE     DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE
      LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
            ETF             ETF             ETF             ETF            ETF              ETF
      ---------------   -----------   --------------   -------------   -----------   ----------------



        $ 3,614,277      $  315,605     $  234,599       $  248,127     $  213,042      $   373,203
                 --              --             --               --             --               --
               (313)           (223)           (82)            (220)           (44)            (206)
        -----------      ----------     ----------       ----------     ----------      -----------
          3,613,964         315,382        234,517          247,907        212,998          372,997
        -----------      ----------     ----------       ----------     ----------      -----------

            273,742          47,327         54,070           26,369         37,119          194,548
              5,318             733            840              403            581            3,021
                 14               1              1                1              1              368
        -----------      ----------     ----------       ----------     ----------      -----------
            279,074          48,061         54,911           26,773         37,701          197,937
        -----------      ----------     ----------       ----------     ----------      -----------
          3,334,890         267,321        179,606          221,134        175,297          175,060
        -----------      ----------     ----------       ----------     ----------      -----------


          7,429,989         687,830        985,011        1,494,953      2,496,075        6,353,129
                 --              --             --               --             --               --
                 --              --             --               --             --               --

         15,568,632       2,901,700      3,275,313         (651,846)      (613,589)       6,534,574
                 --              --             --               --             --               --
        -----------      ----------     ----------       ----------     ----------      -----------

         22,998,621       3,589,530      4,260,324          843,107      1,882,486       12,887,703
        -----------      ----------     ----------       ----------     ----------      -----------

        $26,333,511      $3,856,851     $4,439,930       $1,064,241     $2,057,783      $13,062,763
        ===========      ==========     ==========       ==========     ==========      ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2007

--------------------------------------------------------------------------------



                                                              SPDR
                                                          DJ WILSHIRE       SPDR
                                                           SMALL CAP     DJ GLOBAL     DJ WILSHIRE
                                                             VALUE         TITANS         REIT
                                                              ETF           ETF            ETF
                                                          -----------   -----------   ------------


INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
     (Note 2)...........................................  $ 2,552,409   $ 4,411,852   $ 41,883,413
  Dividend income on securities of affiliated issuers
     (Note 3)...........................................           --            --             --
  Foreign taxes withheld................................         (375)     (129,072)            --
                                                          -----------   -----------   ------------
     TOTAL INVESTMENT INCOME............................    2,552,034     4,282,780     41,883,413
                                                          -----------   -----------   ------------
EXPENSES
  Advisory fee (Note 3).................................      252,641       755,195      3,265,350
  Trustees fee (Note 3).................................        3,917         5,866         50,871
  Miscellaneous expenses................................          500         3,008          4,021
                                                          -----------   -----------   ------------
  TOTAL EXPENSES BEFORE WAIVERS.........................      257,058       764,069      3,320,242
  Expenses waived by Adviser (Note 3)...................           --            --             --
                                                          -----------   -----------   ------------
  NET EXPENSES..........................................      257,058       764,069      3,320,242
                                                          -----------   -----------   ------------
  NET INVESTMENT INCOME (LOSS)..........................    2,294,976     3,518,711     38,563,171
                                                          -----------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated issuers..    9,865,477     6,754,164    163,455,318
     Investments in securities of affiliated issuers....           --            --             --
     Foreign currency transactions......................           --        17,927             --
  Net change in unrealized appreciation (depreciation)
     on:
     Investments........................................    3,341,811    15,513,268    (85,400,955)
     Foreign currency...................................           --        (4,325)            --
                                                          -----------   -----------   ------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY.................   13,207,288    22,281,034     78,054,363
                                                          -----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $15,502,264   $25,799,745   $116,617,534
                                                          ===========   ===========   ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------






          KBW       KBW CAPITAL       KBW       MORGAN STANLEY       SPDR           SPDR
          BANK        MARKETS      INSURANCE      TECHNOLOGY     S&P DIVIDEND   S&P BIOTECH
          ETF           ETF           ETF             ETF             ETF           ETF
      -----------   -----------   -----------   --------------   ------------   -----------



      $ 2,745,666   $   867,297   $ 1,053,579     $ 1,039,823     $ 6,893,488   $   555,729
           42,680        64,222            --              --              --            --
               --            --            --         (38,854)             --            --
      -----------   -----------   -----------     -----------     -----------   -----------
        2,788,346       931,519     1,053,579       1,000,969       6,893,488       555,729
      -----------   -----------   -----------     -----------     -----------   -----------

          297,528       374,033       219,812         836,091         698,190       225,104
            3,665         4,167         2,430           6,493           7,710         2,474
                5           414             3              11           2,082           391
      -----------   -----------   -----------     -----------     -----------   -----------
          301,198       378,614       222,245         842,595         707,982       227,969
               --            --            --              --         (23,961)           --
      -----------   -----------   -----------     -----------     -----------   -----------
          301,198       378,614       222,245         842,595         684,021       227,969
      -----------   -----------   -----------     -----------     -----------   -----------
        2,487,148       552,905       831,334         158,374       6,209,467       327,760
      -----------   -----------   -----------     -----------     -----------   -----------


          553,435    17,295,699     9,669,310       5,471,921       8,530,407     9,270,993
          232,482       308,230            --              --              --            --
               --            --            --              --              --            --

       (2,767,709)   (1,139,961)     (296,738)     29,817,119       8,802,514    (4,805,604)
               --            --            --              --              --            --
      -----------   -----------   -----------     -----------     -----------   -----------

       (1,981,792)   16,463,968     9,372,572      35,289,040      17,332,921     4,465,389
      -----------   -----------   -----------     -----------     -----------   -----------

      $   505,356   $17,016,873   $10,203,906     $35,447,414     $23,542,388   $ 4,793,149
      ===========   ===========   ===========     ===========     ===========   ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2007

--------------------------------------------------------------------------------



                                                                                           SPDR
                                                                          SPDR        S&P OIL & GAS
                                                       SPDR S&P           S&P          EQUIPMENT &
                                                     HOMEBUILDERS   METALS & MINING      SERVICES
                                                          ETF             ETF              ETF
                                                     ------------   ---------------   -------------


INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)..............................  $  2,427,017     $    804,080     $   315,654
  Dividend income on securities of affiliated
     issuers (Note 3)..............................            --               --              --
  Foreign taxes withheld...........................            --               --              --
                                                     ------------     ------------     -----------
     TOTAL INVESTMENT INCOME.......................     2,427,017          804,080         315,654
                                                     ------------     ------------     -----------
EXPENSES
  Advisory fee (Note 3)............................       858,557          267,776         155,676
  Trustees fee (Note 3)............................         9,571            2,905           1,666
  Miscellaneous expenses...........................             5              175               1
                                                     ------------     ------------     -----------
  NET EXPENSES.....................................       868,133          270,856         157,343
                                                     ------------     ------------     -----------
  NET INVESTMENT INCOME (LOSS).....................     1,558,884          533,224         158,311
                                                     ------------     ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers.....................................   (25,611,868)      27,883,688       2,850,258
     Investments in securities of affiliated
       issuers.....................................            --               --              --
     Foreign currency transactions.................            --               --              --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments...................................   (29,785,794)     (11,797,707)     11,712,793
     Foreign currency..............................            --               --              --
                                                     ------------     ------------     -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY............   (55,397,662)      16,085,981      14,563,051
                                                     ------------     ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $(53,838,778)    $ 16,619,205     $14,721,362
                                                     ============     ============     ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------




           SPDR
      S&P OIL & GAS         SPDR            SPDR           SPDR           KBW
      EXPLORATION &         S&P             S&P            S&P          REGIONAL
        PRODUCTION    PHARMACEUTICALS      RETAIL     SEMICONDUCTOR     BANKING
           ETF              ETF             ETF            ETF            ETF
      -------------   ---------------   -----------   -------------   -----------



       $   183,486       $  240,796     $   381,603     $  502,586    $ 2,210,413
                --               --              --             --             --
                --               --              --             --             --
       -----------       ----------     -----------     ----------    -----------
           183,486          240,796         381,603        502,586      2,210,413
       -----------       ----------     -----------     ----------    -----------

           110,034           64,396         190,588        249,795        306,864
             1,218              796           2,101          2,752          3,391
                 3               --              87             --          2,392
       -----------       ----------     -----------     ----------    -----------
           111,255           65,192         192,776        252,547        312,647
       -----------       ----------     -----------     ----------    -----------
            72,231          175,604         188,827        250,039      1,897,766
       -----------       ----------     -----------     ----------    -----------


        12,601,614        1,621,359       6,925,991      4,516,130     (5,145,925)
                --               --              --             --             --
                --               --              --             --             --

        (4,061,422)        (168,896)     (2,041,538)     4,203,587     (4,304,341)
                --               --              --             --             --
       -----------       ----------     -----------     ----------    -----------

         8,540,192        1,452,463       4,884,453      8,719,717     (9,450,266)
       -----------       ----------     -----------     ----------    -----------

       $ 8,612,423       $1,628,067     $ 5,073,280     $8,969,756    $(7,552,500)
       ===========       ==========     ===========     ==========    ===========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                             SPDR                          SPDR
                                                         DJ WILSHIRE                    DJ WILSHIRE
                                                         TOTAL MARKET                    LARGE CAP
                                                             ETF                            ETF
                                                 ---------------------------   ----------------------------
                                                                                             FOR THE PERIOD
                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     11/8/2005*-
                                                   6/30/2007      6/30/2006     6/30/2007       6/30/2006
                                                 ------------   ------------   -----------   --------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).................  $  1,842,838   $  1,714,071   $   169,116     $   143,796
  Net realized gain (loss) on investments and
     foreign currency transactions.............       793,275      4,033,881       708,918          62,121
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions.....................    18,004,133      4,089,125     1,023,788          25,907
                                                 ------------   ------------   -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.................    20,640,246      9,837,077     1,901,822         231,824
                                                 ------------   ------------   -----------     -----------
  Net equalization credits and charges.........            --             --            --              --
                                                 ------------   ------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................    (1,845,167)    (1,708,078)     (168,614)       (141,252)
  Net realized gains...........................            --             --            --              --
                                                 ------------   ------------   -----------     -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........    (1,845,167)    (1,708,078)     (168,614)       (141,252)
                                                 ------------   ------------   -----------     -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.........    15,006,446             --     9,163,407      14,194,343
  Net proceeds from reinvestment of shares
     issued....................................           307            279            --              --
  Cost of shares redeemed......................            --    (18,293,391)   (6,376,567)     (8,468,103)
  Net income equalization......................            --             --            --              --
                                                 ------------   ------------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.............    15,006,753    (18,293,112)    2,786,840       5,726,240
                                                 ------------   ------------   -----------     -----------
  Net increase (decrease) in net assets during
     year......................................    33,801,832    (10,164,113)    4,520,048       5,816,812
  Net assets at beginning of year..............    96,416,371    106,580,484     5,816,812              --
                                                 ------------   ------------   -----------     -----------
NET ASSETS END OF YEAR (1).....................  $130,218,203   $ 96,416,371   $10,336,860     $ 5,816,812
                                                 ============   ============   ===========     ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold..................................       150,000             --       150,000         250,000
  Shares issued in connection with stock
     splits....................................            --             --            --              --
  Shares issued to shareholders from
     reinvestment of distributions.............             3              3            --              --
  Shares redeemed..............................            --       (200,000)     (100,000)       (150,000)
                                                 ------------   ------------   -----------     -----------
NET INCREASE (DECREASE)........................       150,003       (199,997)       50,000         100,000
                                                 ============   ============   ===========     ===========
(1) Including undistributed (distribution in
     excess of) net investment income..........  $      7,376   $     46,962   $        79     $       619
                                                 ============   ============   ===========     ===========

  *   Commencement of operations





See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                  SPDR                          SPDR                          SPDR
              DJ WILSHIRE                   DJ WILSHIRE                    DJ WILSHIRE
            LARGE CAP GROWTH              LARGE CAP VALUE                    MID CAP
                  ETF                           ETF                            ETF
      ---------------------------   ---------------------------   ----------------------------
                                                                                FOR THE PERIOD
       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     11/8/2005*-
        6/30/2007      6/30/2006      6/30/2007      6/30/2006     6/30/2007       6/30/2006
      ------------   ------------   ------------   ------------   -----------   --------------




      $  1,821,075   $    954,541   $  3,334,890   $  2,472,271   $   267,321    $    169,691

        10,459,156      1,822,053      7,429,989      7,330,674       687,830       1,262,236

        21,326,489      2,197,433     15,568,632        439,362     2,901,700         620,472
      ------------   ------------   ------------   ------------   -----------    ------------
        33,606,720      4,974,027     26,333,511     10,242,307     3,856,851       2,052,399
      ------------   ------------   ------------   ------------   -----------    ------------
           (28,078)            --         41,072             --            --              --
      ------------   ------------   ------------   ------------   -----------    ------------

        (1,814,493)      (943,031)    (3,347,062)    (2,516,767)     (275,283)       (164,617)
                --             --             --             --      (236,356)             --
      ------------   ------------   ------------   ------------   -----------    ------------
        (1,814,493)      (943,031)    (3,347,062)    (2,516,767)     (511,639)       (164,617)
      ------------   ------------   ------------   ------------   -----------    ------------

       109,089,093     89,984,196     44,322,926     18,036,416     5,759,274      25,066,207
                --            101         13,689          2,275            --              --
       (54,526,527)   (37,643,685)   (20,508,195)   (58,787,421)           --     (11,004,508)
            28,078             --        (41,072)            --            --              --
      ------------   ------------   ------------   ------------   -----------    ------------

        54,590,644     52,340,612     23,787,348    (40,748,730)    5,759,274      14,061,699
      ------------   ------------   ------------   ------------   -----------    ------------
        86,354,793     56,371,608     46,814,869    (33,023,190)    9,104,486      15,949,481
       137,352,795     80,981,187    102,432,496    135,455,686    15,949,481              --
      ------------   ------------   ------------   ------------   -----------    ------------
      $223,707,588   $137,352,795   $149,247,365   $102,432,496   $25,053,967    $ 15,949,481
      ============   ============   ============   ============   ===========    ============

         2,100,000      1,850,000        550,000        250,000       100,000         500,000
                --             --             --        750,102            --              --
                --              2            159             32            --              --
        (1,000,000)      (800,000)      (250,000)      (600,000)           --        (200,000)
      ------------   ------------   ------------   ------------   -----------    ------------
         1,100,000      1,050,002        300,159        400,134       100,000         300,000
      ============   ============   ============   ============   ===========    ============

      $     21,894   $     16,934   $      4,752   $     38,444   $        --    $      2,769
      ============   ============   ============   ============   ===========    ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                             SPDR                            SPDR
                                                          DJ WILSHIRE                    DJ WILSHIRE
                                                        MID CAP GROWTH                  MID CAP VALUE
                                                              ETF                            ETF
                                                 ----------------------------   -----------------------------
                                                               FOR THE PERIOD                  FOR THE PERIOD
                                                  YEAR ENDED     11/8/2005*-     YEAR ENDED      11/8/2005*-
                                                  6/30/2007       6/30/2006       6/30/2007       6/30/2006
                                                 -----------   --------------   ------------   --------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).................  $   179,606     $    44,954    $    221,134    $    255,911
  Net realized gain (loss) on investments and
     foreign currency transactions.............      985,011         954,400       1,494,953       2,038,225
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions.....................    3,275,313         774,772        (651,846)         93,143
                                                 -----------     -----------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.................    4,439,930       1,774,126       1,064,241       2,387,279
                                                 -----------     -----------    ------------    ------------
  NET EQUALIZATION CREDITS AND CHARGES.........           --              --          (2,861)             --
                                                 -----------     -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................     (182,525)        (43,583)       (221,484)       (251,159)
  Net realized gains...........................     (526,548)             --        (124,635)             --
                                                 -----------     -----------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........     (709,073)        (43,583)       (346,119)       (251,159)
                                                 -----------     -----------    ------------    ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.........           --      24,721,431      47,988,467      28,483,878
  Net proceeds from reinvestment of shares
     issued....................................           --              --              --              --
  Cost of shares redeemed......................           --      (6,076,490)    (37,971,705)    (22,425,743)
  Net income equalization......................           --              --           2,861              --
                                                 -----------     -----------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.............           --      18,644,941      10,019,623       6,058,135
                                                 -----------     -----------    ------------    ------------
  Net increase (decrease) in net assets during
     year......................................    3,730,857      20,375,484      10,734,884       8,194,255
  Net assets at beginning of year..............   20,375,484              --       8,194,255              --
                                                 -----------     -----------    ------------    ------------
NET ASSETS END OF YEAR (1).....................  $24,106,341     $20,375,484    $ 18,929,139    $  8,194,255
                                                 ===========     ===========    ============    ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold..................................           --         450,000         750,000         550,000
  Shares issued in connection with stock
     splits....................................           --              --              --              --
  Shares issued to shareholders from
     reinvestment of distributions.............           --              --              --              --
  Shares redeemed..............................           --        (100,000)       (600,000)       (400,000)
                                                 -----------     -----------    ------------    ------------
  NET INCREASE (DECREASE)......................           --         350,000         150,000         150,000
                                                 ===========     ===========    ============    ============
(1) Including undistributed (distribution in
     excess of) net investment income..........  $        --     $     1,247    $         --    $      1,954
                                                 ===========     ===========    ============    ============

  *   Commencement of operations





See accompanying notes to financial statements.

--------------------------------------------------------------------------------









                   SPDR                          SPDR                          SPDR
               DJ WILSHIRE                    DJ WILSHIRE                  DJ WILSHIRE
                SMALL CAP                  SMALL CAP GROWTH              SMALL CAP VALUE
                   ETF                           ETF                           ETF
      -----------------------------   ---------------------------   ---------------------------
                     FOR THE PERIOD
       YEAR ENDED      11/8/2005*-     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
        6/30/2007       6/30/2006       6/30/2007      6/30/2006      6/30/2007      6/30/2006
      ------------   --------------   ------------   ------------   ------------   ------------




      $    175,297     $   207,122    $    175,060   $    186,151   $  2,294,976   $  2,065,233

         2,496,075         770,348       6,353,129      8,013,245      9,865,477      7,796,365

          (613,589)        966,684       6,534,574       (840,241)     3,341,811      4,995,608
      ------------     -----------    ------------   ------------   ------------   ------------
         2,057,783       1,944,154      13,062,763      7,359,155     15,502,264     14,857,206
      ------------     -----------    ------------   ------------   ------------   ------------
                --              --              --             --         24,919             --
      ------------     -----------    ------------   ------------   ------------   ------------

          (197,754)       (182,448)       (166,913)      (200,434)    (2,478,791)    (1,960,638)
          (285,598)             --              --             --        (20,105)    (3,178,795)
      ------------     -----------    ------------   ------------   ------------   ------------
          (483,352)       (182,448)       (166,913)      (200,434)    (2,498,896)    (5,139,433)
      ------------     -----------    ------------   ------------   ------------   ------------

         6,174,414      27,385,847      19,029,520     30,309,612     39,825,267     18,935,465
                --              --              --             --         15,128         17,589
       (23,876,795)     (3,034,830)    (21,922,543)   (12,245,955)   (34,097,726)   (15,910,446)
                --              --              --             --        (24,919)            --
      ------------     -----------    ------------   ------------   ------------   ------------

       (17,702,381)     24,351,017      (2,893,023)    18,063,657      5,717,750      3,042,608
      ------------     -----------    ------------   ------------   ------------   ------------
       (16,127,950)     26,112,723      10,002,827     25,222,378     18,746,037     12,760,381
        26,112,723              --      78,405,104     53,182,726    101,343,808     88,583,427
      ------------     -----------    ------------   ------------   ------------   ------------
      $  9,984,773     $26,112,723    $ 88,407,931   $ 78,405,104   $120,089,845   $101,343,808
      ============     ===========    ============   ============   ============   ============

           100,000         500,000         200,000        350,000        550,000        300,000
                --              --              --             --             --      1,000,395
                --              --              --             --            213            285
          (400,000)        (50,000)       (250,000)      (150,000)      (500,000)      (250,000)
      ------------     -----------    ------------   ------------   ------------   ------------
          (300,000)        450,000         (50,000)       200,000         50,213      1,050,680
      ============     ===========    ============   ============   ============   ============

      $        491     $    12,442    $         --   $      1,494   $         --   $    147,684
      ============     ===========    ============   ============   ============   ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                                                         DJ
                                                      SPDR DJ                         WILSHIRE
                                                   GLOBAL TITANS                        REIT
                                                        ETF                             ETF
                                            ---------------------------   -------------------------------
                                                YEAR           YEAR            YEAR             YEAR
                                                ENDED          ENDED           ENDED            ENDED
                                              6/30/2007      6/30/2006       6/30/2007        6/30/2006
                                            ------------   ------------   --------------   --------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)............  $  3,518,711   $  1,882,487   $   38,563,171   $   31,326,095
  Net realized gain (loss) on investments
     and foreign currency transactions....     6,772,091      4,661,097      163,455,318       82,214,447
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions........    15,508,943      1,524,620      (85,400,955)      58,193,073
                                            ------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS............    25,799,745      8,068,204      116,617,534      171,733,615
                                            ------------   ------------   --------------   --------------
  Net equalization credits and charges....            --             --         (250,807)              --
                                            ------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................    (3,479,335)    (1,869,699)     (49,596,076)     (37,602,831)
  Net realized gains......................            --             --       (7,909,615)      (5,390,964)
                                            ------------   ------------   --------------   --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....    (3,479,335)    (1,869,699)     (57,505,691)     (42,993,795)
                                            ------------   ------------   --------------   --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares....   104,749,936      6,628,720      555,039,289      590,604,411
  Net proceeds from reinvestment of shares
     issued...............................         5,193          1,569          905,073          256,774
  Cost of shares redeemed.................   (34,011,281)   (42,688,496)    (416,374,903)    (329,612,103)
  Net income equalization.................            --             --          250,807               --
                                            ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS........    70,743,848    (36,058,207)     139,820,266      261,249,082
                                            ------------   ------------   --------------   --------------
  Net increase (decrease) in net assets
     during year..........................    93,064,258    (29,859,702)     198,681,302      389,988,902
  Net assets at beginning of year.........    77,043,978    106,903,680    1,049,211,801      659,222,899
                                            ------------   ------------   --------------   --------------
NET ASSETS END OF YEAR (1)................  $170,108,236   $ 77,043,978   $1,247,893,103   $1,049,211,801
                                            ============   ============   ==============   ==============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.............................     1,450,000        100,000        6,300,000        7,400,000
  Shares issued in connection with stock
     splits...............................            --             --               --        7,803,171
  Shares issued to shareholders from
     reinvestment of distributions........            69             24           10,657            3,640
  Shares redeemed.........................      (450,000)      (650,000)      (4,700,000)      (4,750,000)
                                            ------------   ------------   --------------   --------------
NET INCREASE (DECREASE)...................     1,000,069       (549,976)       1,610,657       10,456,811
                                            ============   ============   ==============   ==============
(1) Including undistributed (distribution
     in excess of) net investment income..  $     77,881   $     20,578   $           --   $    5,441,643
                                            ============   ============   ==============   ==============




*    Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                    KBW                               KBW                               KBW
                   BANK                         CAPITAL MARKETS                      INSURANCE
                    ETF                               ETF                               ETF
      ------------------------------   --------------------------------   ------------------------------
           YEAR       FOR THE PERIOD         YEAR        FOR THE PERIOD        YEAR       FOR THE PERIOD
          ENDED         11/8/2005*-         ENDED          11/8/2005*-        ENDED         11/8/2005*-
        6/30/2007        6/30/2006        6/30/2007         6/30/2006       6/30/2007        6/30/2006
      -------------   --------------   ---------------   --------------   -------------   --------------




      $   2,487,148    $   1,665,121   $       552,905    $     901,496   $     831,334    $    346,849

            785,917        1,901,499        17,603,929        6,592,561       9,669,310        (242,378)

         (2,767,709)          37,711        (1,139,961)      (4,036,694)       (296,738)       (710,686)
      -------------    -------------   ---------------    -------------   -------------    ------------

            505,356        3,604,331        17,016,873        3,457,363      10,203,906        (606,215)
      -------------    -------------   ---------------    -------------   -------------    ------------
            302,006               --           (68,452)              --         (24,776)             --
      -------------    -------------   ---------------    -------------   -------------    ------------

         (2,854,256)      (1,533,888)         (471,679)        (886,514)       (784,052)       (327,506)
                 --               --                --               --              --              --
      -------------    -------------   ---------------    -------------   -------------    ------------
         (2,854,256)      (1,533,888)         (471,679)        (886,514)       (784,052)       (327,506)
      -------------    -------------   ---------------    -------------   -------------    ------------

        803,785,739      526,161,182     1,537,015,227      173,435,282     254,207,057      78,322,768
                174               --                --               --              --              --
       (877,124,620)    (380,475,606)   (1,518,116,253)    (125,447,167)   (240,069,219)    (41,533,848)
           (302,006)              --            68,452               --          24,776              --
      -------------    -------------   ---------------    -------------   -------------    ------------

        (73,640,713)     145,685,576        18,967,426       47,988,115      14,162,614      36,788,920
      -------------    -------------   ---------------    -------------   -------------    ------------
        (75,687,607)     147,756,019        35,444,168       50,558,964      23,557,692      35,855,199
        147,756,019               --        50,558,964               --      35,855,199              --
      -------------    -------------   ---------------    -------------   -------------    ------------
      $  72,068,412    $ 147,756,019   $    86,003,132    $  50,558,964   $  59,412,891    $ 35,855,199
      =============    =============   ===============    =============   =============    ============

         14,000,000        9,950,000        22,550,000        3,000,000       4,600,000       1,500,000
                 --               --                --               --              --              --

                  3               --                --               --              --              --
        (15,450,000)      (7,200,000)      (22,200,000)      (2,100,000)     (4,300,000)       (800,000)
      -------------    -------------   ---------------    -------------   -------------    ------------
         (1,449,997)       2,750,000           350,000          900,000         300,000         700,000
      =============    =============   ===============    =============   =============    ============

      $          --    $     131,233   $        76,777    $      19,490   $      66,649    $     19,343
      =============    =============   ===============    =============   =============    ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                                                           SPDR
                                                MORGAN STANLEY TECHNOLOGY              S&P DIVIDEND
                                                           ETF                             ETF
                                              -----------------------------   -----------------------------
                                                                                             FOR THE PERIOD
                                                YEAR ENDED      YEAR ENDED     YEAR ENDED      11/8/2005*-
                                                6/30/2007       6/30/2006       6/30/2007       6/30/2006
                                              -------------   -------------   ------------   --------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............  $     158,374   $      96,773   $  6,209,467    $  1,466,102
  Net realized gain (loss) on investments
     and foreign currency transactions......      5,471,921       5,361,921      8,530,407          24,659
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions..........     29,817,119     (16,336,454)     8,802,514       1,581,695
                                              -------------   -------------   ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............     35,447,414     (10,877,760)    23,542,388       3,072,456
                                              -------------   -------------   ------------    ------------
  Net equalization credits and charges......          4,169              --        388,687          (1,219)
                                              -------------   -------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................       (158,374)        (96,773)    (6,448,421)     (1,359,788)
  Return of capital.........................        (38,806)        (17,750)            --              --
                                              -------------   -------------   ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......       (197,180)       (114,523)    (6,448,421)     (1,359,788)
                                              -------------   -------------   ------------    ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares......    117,844,970     276,749,443    207,904,033      98,549,837
  Net proceeds from reinvestment of shares
     issued.................................            124              --          2,730             109
  Cost of shares redeemed...................   (109,157,488)   (151,430,514)   (49,944,274)             --
  Net income equalization...................         (4,169)             --       (388,687)          1,219
                                              -------------   -------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS..........      8,683,437     125,318,929    157,573,802      98,551,165
                                              -------------   -------------   ------------    ------------
  Net increase (decrease) in net assets
     during year............................     43,937,840     114,326,646    175,056,456     100,262,614
  Net assets at beginning of year...........    144,873,032      30,546,386    100,262,614              --
                                              -------------   -------------   ------------    ------------
NET ASSETS END OF YEAR (1)..................  $ 188,810,872   $ 144,873,032   $275,319,070    $100,262,614
                                              =============   =============   ============    ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...............................      2,100,000       5,250,000      3,450,000       1,800,000
  Shares issued in connection with stock
     splits.................................             --              --             --              --
  Shares issued to shareholders from
     reinvestment of distributions..........              2              --             44               2
  Shares redeemed...........................     (2,000,000)     (2,950,000)      (850,000)             --
                                              -------------   -------------   ------------    ------------
NET INCREASE (DECREASE).....................        100,002       2,300,000      2,600,044       1,800,002
                                              =============   =============   ============    ============
(1) Including undistributed (distribution in
     excess of) net investment income.......  $          --   $          --   $         --    $    194,418
                                              =============   =============   ============    ============

  *   Commencement of operations





See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                   SPDR                             SPDR                              SPDR
               S&P BIOTECH                    S&P HOMEBUILDERS                 S&P METALS & MINING
                   ETF                               ETF                               ETF
      -----------------------------   --------------------------------   ------------------------------
                     FOR THE PERIOD                     FOR THE PERIOD                   FOR THE PERIOD
       YEAR ENDED      1/31/2006*-       YEAR ENDED       1/31/2006*-      YEAR ENDED      6/19/2006*-
        6/30/2007       6/30/2006        6/30/2007         6/30/2006       6/30/2007        6/30/2006
      ------------   --------------   ---------------   --------------   -------------   --------------




      $    327,760    $    (47,923)   $     1,558,884    $     106,168   $     533,224     $    11,354

         9,270,993      (1,327,319)       (25,611,868)      (7,373,332)     27,883,688              --

        (4,805,604)     (1,783,760)       (29,785,794)     (15,306,419)    (11,797,707)      3,386,116
      ------------    ------------    ---------------    -------------   -------------     -----------

         4,793,149      (3,159,002)       (53,838,778)     (22,573,583)     16,619,205       3,397,470
      ------------    ------------    ---------------    -------------   -------------     -----------
          (105,066)             --             84,633               --         (81,653)             --
      ------------    ------------    ---------------    -------------   -------------     -----------

          (239,008)             --         (1,687,070)        (122,923)       (378,042)             --
                --              --                 --               --              --              --
      ------------    ------------    ---------------    -------------   -------------     -----------
          (239,008)             --         (1,687,070)        (122,923)       (378,042)             --
      ------------    ------------    ---------------    -------------   -------------     -----------

       154,300,757      61,945,862      3,940,261,605      393,968,465     609,603,348      26,652,871
                --              --                 --               --              --              --
       (81,732,654)    (28,952,254)    (3,719,576,217)    (205,364,432)   (452,354,936)             --
           105,066              --            (84,633)              --          81,653              --
      ------------    ------------    ---------------    -------------   -------------     -----------

        72,673,169      32,993,608        220,600,755      188,604,033     157,330,065      26,652,871
      ------------    ------------    ---------------    -------------   -------------     -----------
        77,122,244      29,834,606        165,159,540      165,907,527     173,489,575      30,050,341
        29,834,606              --        165,907,527               --      30,050,341              --
      ------------    ------------    ---------------    -------------   -------------     -----------
      $106,956,850    $ 29,834,606    $   331,067,067    $ 165,907,527   $ 203,539,916     $30,050,341
      ============    ============    ===============    =============   =============     ===========

         3,000,000       1,250,000        114,450,000        9,900,000      10,150,000         600,000
                --              --                 --               --              --              --

                --              --                 --               --              --              --
        (1,550,000)       (600,000)      (108,450,000)      (5,000,000)     (7,500,000)             --
      ------------    ------------    ---------------    -------------   -------------     -----------
         1,450,000         650,000          6,000,000        4,900,000       2,650,000         600,000
      ============    ============    ===============    =============   =============     ===========

      $     88,752    $         --    $            --    $          --   $     166,536     $    11,354
      ============    ============    ===============    =============   =============     ===========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                      SPDR S&P OIL & GAS             SPDR S&P OIL & GAS
                                                     EQUIPMENT & SERVICES         EXPLORATION & PRODUCTION
                                                              ETF                           ETF
                                                 ----------------------------  -----------------------------
                                                               FOR THE PERIOD                 FOR THE PERIOD
                                                  YEAR ENDED     6/19/2006*-     YEAR ENDED     6/19/2006*-
                                                   6/30/2007      6/30/2006      6/30/2007       6/30/2006
                                                 ------------  --------------  -------------  --------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).................  $    158,311    $       716   $      72,231    $       535
  Net realized gain (loss) on investments and
     foreign currency transactions.............     2,850,258             --      12,601,614             --
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions.....................    11,712,793      1,536,825      (4,061,422)     2,659,016
                                                 ------------    -----------   -------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.................    14,721,362      1,537,541       8,612,423      2,659,551
                                                 ------------    -----------   -------------    -----------
  Net equalization credits and charges.........           (60)            --          (3,351)            --
                                                 ------------    -----------   -------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................      (164,678)            --         (70,073)            --
  Net realized gains...........................            --             --              --             --
                                                 ------------    -----------   -------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........      (164,678)            --         (70,073)            --
                                                 ------------    -----------   -------------    -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.........   187,135,116     13,997,050     301,564,305     16,900,433
  Net proceeds from reinvestment of shares
     issued....................................            --             --              --             --
  Cost of shares redeemed......................   (73,298,949)            --    (290,625,936)            --
  Net income equalization......................            60             --           3,351             --
                                                 ------------    -----------   -------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.............   113,836,227     13,997,050      10,941,720     16,900,433
                                                 ------------    -----------   -------------    -----------
  Net increase (decrease) in net assets during
     year......................................   128,392,851     15,534,591      19,480,719     19,559,984
  Net assets at beginning of year..............    15,534,591             --      19,559,984             --
                                                 ------------    -----------   -------------    -----------
NET ASSETS END OF YEAR (1).....................  $143,927,442    $15,534,591   $  39,040,703    $19,559,984
                                                 ============    ===========   =============    ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold..................................     6,000,000        500,000       7,850,000        500,000
  Shares issued in connection with stock
     splits....................................            --             --              --            --
  Shares issued to shareholders from
     reinvestment of distributions.............            --             --              --            --
  Shares redeemed..............................    (2,600,000)            --      (7,500,000)            --
                                                 ------------    -----------   -------------    -----------
  NET INCREASE (DECREASE)......................     3,400,000        500,000         350,000        500,000
                                                 ============    ===========   =============    ===========
(1) Including undistributed (distribution in
     excess of) net investment income..........  $         --    $       716   $       2,693    $       535
                                                 ============    ===========   =============    ===========




*    Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                   SPDR                             SPDR                             SPDR                     KBW
           S&P PHARMACEUTICALS                   S&P RETAIL                   S&P SEMICONDUCTOR             REGIONAL
                   ETF                              ETF                              ETF                    BANKING
      -----------------------------   -------------------------------   -----------------------------         ETF
                     FOR THE PERIOD                    FOR THE PERIOD                  FOR THE PERIOD   ---------------
       YEAR ENDED      6/19/2006*-       YEAR ENDED      6/19/2006*-      YEAR ENDED     1/31/2006*-       YEAR ENDED
        6/30/2007       6/30/2006        6/30/2007        6/30/2006       6/30/2007       6/30/2006        6/30/2007
      ------------   --------------   ---------------  --------------   -------------  --------------   ---------------




      $    175,604     $     1,350    $       188,827    $     4,601    $     250,039   $     18,917    $     1,897,766

         1,621,359              --          6,925,991             --        4,516,130     (2,442,046)        (5,145,925)

          (168,896)        228,524         (2,041,538)       489,448        4,203,587     (5,289,967)        (4,304,341)
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------
         1,628,067         229,874          5,073,280        494,049        8,969,756     (7,713,096)        (7,552,500)
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------
                --              --             45,503             --           (2,196)            --         (1,026,639)
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------

          (176,255)             --           (233,921)            --         (264,533)       (26,243)          (765,835)
          (118,361)             --                 --             --               --             --                 --
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------
          (294,616)             --           (233,921)            --         (264,533)       (26,243)          (765,835)
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------

        28,195,413      15,708,800      1,797,262,601     20,193,431      288,207,580     87,369,614      2,459,866,273
             4,580              --                 --             --               --             --                 43
       (36,575,049)             --     (1,687,811,577)            --     (237,764,151)   (32,340,051)    (2,422,101,042)
                --              --            (45,503)            --            2,196             --          1,026,639
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------

        (8,375,056)     15,708,800        109,405,521     20,193,431       50,445,625     55,029,563         38,791,913
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------
        (7,041,605)     15,938,674        114,290,383     20,687,480       59,148,652     47,290,224         29,446,939
        15,938,674              --         20,687,480             --       47,290,224             --         99,076,236
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------
      $  8,897,069     $15,938,674    $   134,977,863    $20,687,480    $ 106,438,876   $ 47,290,224    $   128,523,175
      ============     ===========    ===============    ===========    =============   ============    ===============

           800,000         500,000         42,450,000        550,000        5,750,000      1,650,000         50,750,000
                --              --                 --             --               --             --                 --
               132              --                 --             --               --             --                  1
        (1,050,000)             --        (39,900,000)            --       (4,750,000)      (650,000)       (50,000,000)
      ------------     -----------    ---------------    -----------    -------------   ------------    ---------------
          (249,868)        500,000          2,550,000        550,000        1,000,000      1,000,000            750,001
      ============     ===========    ===============    ===========    =============   ============    ===============

      $        699     $     1,350    $            --    $     4,601    $          --   $         --    $     1,173,992
      ============     ===========    ===============    ===========    =============   ============    ===============


            KBW
         REGIONAL
          BANKING
            ETF
      --------------
      FOR THE PERIOD
        6/19/2006*-
         6/30/2006
      --------------



       $     42,061

             29,917

          1,251,577
       ------------
          1,323,555
       ------------
                 --
       ------------

                 --
                 --
       ------------
                 --
       ------------

        133,309,275
                 --
        (35,556,594)
                 --
       ------------

         97,752,681
       ------------
         99,076,236
                 --
       ------------
       $ 99,076,236
       ============

          2,800,000
                 --
                 --
           (750,000)
       ------------
          2,050,000
       ============

       $     42,061
       ============


SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------



                                                                         SPDR
                                                                     DJ WILSHIRE
                                                                   TOTAL MARKET ETF
                                              ---------------------------------------------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                              6/30/2007   6/30/2006   6/30/2005   6/30/2004   6/30/2003
                                              ---------   ---------   ---------   ---------   ---------


NET ASSET VALUE, BEGINNING OF PERIOD........   $  91.82    $ 85.26     $  80.87    $  69.97    $ 71.67
                                               --------    -------     --------    --------    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................       1.61       1.50         1.69        1.17       1.05
Net realized and unrealized gain (loss)
  (5).......................................      16.69       6.54         4.38       10.89      (1.68)
                                               --------    -------     --------    --------    -------
Total from investment operations............      18.30       8.04         6.07       12.06      (0.63)
                                               --------    -------     --------    --------    -------
Net equalization credits and charges (4)....         --         --           --          --         --
                                               --------    -------     --------    --------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................      (1.62)     (1.48)       (1.68)      (1.16)     (1.07)
                                               --------    -------     --------    --------    -------
NET ASSET VALUE, END OF PERIOD..............   $ 108.50    $ 91.82     $  85.26    $  80.87    $ 69.97
                                               ========    =======     ========    ========    =======
TOTAL RETURN (1)............................      20.06%      9.47%        7.55%      17.31%     (0.77)%
Net assets, end of period (in 000s).........   $130,218    $96,416     $106,580    $113,229    $80,474
Ratio of expenses to average net assets.....       0.20%      0.21%        0.21%       0.22%      0.24%
Ratio of net investment income (loss) to
  average net assets........................       1.62%      1.62%        2.05%       1.59%      1.65%
Portfolio turnover rate (3).................          2%         2%          32%          5%         6%




See accompanying notes to Financial Highlights on page 184 and notes to financial statements.

--------------------------------------------------------------------------------



                 SPDR                                         SPDR
              DJ WILSHIRE                                 DJ WILSHIRE
             LARGE CAP ETF                            LARGE CAP GROWTH ETF
      --------------------------   ---------------------------------------------------------
         YEAR     FOR THE PERIOD      YEAR        YEAR        YEAR        YEAR        YEAR
        ENDED       11/8/2005*-      ENDED       ENDED       ENDED       ENDED       ENDED
      6/30/2007      6/30/2006     6/30/2007   6/30/2006   6/30/2005   6/30/2004   6/30/2003
      ---------   --------------   ---------   ---------   ---------   ---------   ---------


         58.17        $56.03           49.05    $  46.27    $ 47.56     $ 40.98       41.07
       -------        ------        --------    --------    -------     -------     -------

          1.11          0.94            0.47        0.34       0.71        0.23        0.24(4)

         10.74          2.11            8.32        2.78      (1.29)       6.60       (0.10)
       -------        ------        --------    --------    -------     -------     -------
         11.85          3.05            8.79        3.12      (0.58)       6.83        0.14
       -------        ------        --------    --------    -------     -------     -------
            --            --           (0.01)         --         --          --          --
       -------        ------        --------    --------    -------     -------     -------

        (1.11)         (0.91)          (0.47)      (0.34)     (0.71)      (0.25)      (0.23)
       -------        ------        --------    --------    -------     -------     -------
       $ 68.91        $58.17        $  57.36    $  49.05    $ 46.27     $ 47.56     $ 40.98
       =======        ======        ========    ========    =======     =======     =======
         20.50%         5.47%          17.96%       6.75%     (1.25)%     16.70%       0.38%
       $10,337        $5,817        $223,708    $137,353    $80,981     $68,973     $22,542
          0.20%         0.21%(2)        0.20%       0.21%      0.21%       0.21%       0.23%
          1.69%         1.68%(2)        0.92%       0.74%      1.57%       0.59%       0.64%
             4%            4%             15%         43%        21%         20%         37%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                    SPDR DJ WILSHIRE
                                                                  LARGE CAP VALUE ETF
                                       -------------------------------------------------------------------------
                                          YEAR          YEAR            YEAR            YEAR            YEAR
                                         ENDED          ENDED           ENDED           ENDED           ENDED
                                       6/30/2007    6/30/2006(6)    6/30/2005(6)    6/30/2004(6)    6/30/2003(6)
                                       ---------    ------------    ------------    ------------    ------------


NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  73.15      $  67.72        $  62.91         $ 55.76         $ 55.69
                                        --------      --------        --------         -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)........        1.99          1.80            1.70            1.51            1.34
Net realized and unrealized gain
  (loss) (5)........................       14.61          5.44            4.81            7.10            0.09
                                        --------      --------        --------         -------         -------
Total from investment operations....       16.60          7.24            6.51            8.61            1.43
                                        --------      --------        --------         -------         -------
Net equalization credits and charges
  (4)...............................        0.02            --              --              --              --
                                        --------      --------        --------         -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............       (2.00)        (1.81)          (1.70)          (1.46)          (1.36)
Net realized gains..................          --            --              --              --              --
                                        --------      --------        --------         -------         -------
Total distributions.................       (2.00)        (1.81)          (1.70)          (1.46)          (1.36)
                                        --------      --------        --------         -------         -------
NET ASSET VALUE, END OF PERIOD......    $  87.77      $  73.15        $  67.72         $ 62.91         $ 55.76
                                        ========      ========        ========         =======         =======
TOTAL RETURN (1)....................       22.90%        10.80%          10.43%          15.54%           2.87%
Net assets, end of period (in
  000s).............................    $149,247      $102,432        $135,456         $94,370         $44,616
Ratio of expenses to average net
  assets............................        0.20%         0.21%           0.21%           0.21%           0.23%
Ratio of net investment income
  (loss) to average net assets......        2.44%         2.52%           2.51%           2.72%           2.54%
Portfolio turnover rate (3).........          13%           42%             19%             28%             33%



See accompanying notes to Financial Highlights on page 184 and notes to financial statements.

--------------------------------------------------------------------------------



            SPDR DJ WILSHIRE                SPDR DJ WILSHIRE                SPDR DJ WILSHIRE                SPDR DJ WILSHIRE
               MID CAP ETF                 MID CAP GROWTH ETF               MID CAP VALUE ETF                 SMALL CAP ETF
      ----------------------------    ----------------------------    ----------------------------    ----------------------------
                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
      YEAR ENDED      11/8/2005*-     YEAR ENDED      11/8/2005*-     YEAR ENDED      11/8/2005*-     YEAR ENDED      11/8/2005*-
       6/30/2007       6/30/2006       6/30/2007       6/30/2006       6/30/2007       6/30/2006       6/30/2007       6/30/2006
      ----------    --------------    ----------    --------------    ----------    --------------    ----------    --------------


        $ 53.16         $ 49.18         $ 58.22         $ 53.95         $ 54.63         $50.42          $58.03          $ 52.42
        -------         -------         -------         -------         -------         ------          ------          -------

           0.78            0.41            0.51            0.11            1.28           0.73            0.89             0.46
          10.28            3.96           12.17            4.26            9.32           4.18            9.78             5.56
        -------         -------         -------         -------         -------         ------          ------          -------
          11.06            4.37           12.68            4.37           10.60           4.91           10.67             6.02
        -------         -------         -------         -------         -------         ------          ------          -------
             --              --              --              --           (0.01)+           --              --               --
        -------         -------         -------         -------         -------         ------          ------          -------

          (0.80)          (0.39)          (0.52)          (0.10)          (1.29)         (0.70)          (0.99)           (0.41)
          (0.79)             --           (1.50)             --           (0.83)            --           (1.14)              --
        -------         -------         -------         -------         -------         ------          ------          -------
          (1.59)          (0.39)          (2.02)          (0.10)          (2.12)         (0.70)          (2.13)           (0.41)
        -------         -------         -------         -------         -------         ------          ------          -------
        $ 62.63         $ 53.16         $ 68.88         $ 58.22         $ 63.10         $54.63          $66.57          $ 58.03
        =======         =======         =======         =======         =======         ======          ======          =======
          21.11%           8.92%          22.22%           8.10%          19.68%          9.76%          18.70%           11.49%
        $25,054         $15,949         $24,106         $20,375         $18,929         $8,194          $9,985          $26,113
           0.25%           0.26%(2)        0.25%           0.26%(2)        0.25%          0.26%(2)        0.25%            0.26%(2)

           1.41%           1.24%(2)        0.83%           0.30%(2)        2.10%          2.20%(2)        1.18%            1.35%(2)
             40%             25%             55%             34%             45%            29%             16%              10%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                      SPDR DJ WILSHIRE
                                                                    SMALL CAP GROWTH ETF
                                                 ---------------------------------------------------------
                                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED       ENDED
                                                 6/30/2007   6/30/2006   6/30/2005   6/30/2004   6/30/2003
                                                 ---------   ---------   ---------   ---------   ---------


NET ASSET VALUE, BEGINNING OF PERIOD..........    $ 87.11     $ 75.96     $ 69.92     $ 53.55     $ 54.10
                                                  -------     -------     -------     -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.20        0.23        0.33        0.39(4)    (0.02)
Net realized and unrealized gain (loss) (5)...      16.88       11.17        6.03       16.30       (0.53)
                                                  -------     -------     -------     -------     -------
Total from investment operations..............      17.08       11.40        6.36       16.69       (0.55)
                                                  -------     -------     -------     -------     -------
Net equalization credits and charges (4)......         --          --          --          --          --
                                                  -------     -------     -------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................      (0.19)      (0.25)      (0.32)      (0.32)         --
Net realized gains............................         --          --          --          --          --
                                                  -------     -------     -------     -------     -------
Total distributions...........................      (0.19)      (0.25)      (0.32)      (0.32)         --
                                                  -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD................    $104.00     $ 87.11     $ 75.96     $ 69.92     $ 53.55
                                                  =======     =======     =======     =======     =======
TOTAL RETURN (1)..............................      19.63%      15.02%       9.13%      31.19%      (1.02)%
Net assets, end of period (in 000s)...........    $88,408     $78,405     $53,183     $55,944     $18,747
Ratio of expenses to average net assets.......       0.25%       0.26%       0.26%       0.27%       0.29%
Ratio of net investment income (loss) to
  average net assets..........................       0.22%       0.26%       0.46%       0.59%      (0.04)%
Portfolio turnover rate (3)...................         25%         84%         36%         63%         60%




See accompanying notes to Financial Highlights on page 184 and notes to financial statements.

--------------------------------------------------------------------------------



                                   SPDR DJ WILSHIRE
                                 SMALL CAP VALUE ETF
      -------------------------------------------------------------------------
         YEAR          YEAR            YEAR            YEAR            YEAR
        ENDED          ENDED           ENDED           ENDED           ENDED
      6/30/2007    6/30/2006(6)    6/30/2005(6)    6/30/2004(6)    6/30/2003(6)
      ---------    ------------    ------------    ------------    ------------


       $  65.35      $  59.03         $ 56.97         $ 45.07         $ 45.17
       --------      --------         -------         -------         -------

           1.62          1.40(4)         1.14(4)         0.91            1.26
           9.76          8.21            4.55           12.92            0.14
       --------      --------         -------         -------         -------
          11.38          9.61            5.69           13.83            1.40
       --------      --------         -------         -------         -------
           0.02            --              --              --              --
       --------      --------         -------         -------         -------

          (1.73)        (1.30)          (1.14)          (0.75)          (1.20)
          (0.01)        (1.99)          (2.49)          (1.18)          (0.30)
       --------      --------         -------         -------         -------
          (1.74)        (3.29)          (3.63)          (1.93)          (1.50)
       --------      --------         -------         -------         -------
       $  75.01      $  65.35         $ 59.03         $ 56.97         $ 45.07
       ========      ========         =======         =======         =======
          17.64%        16.66%          10.07%          30.92%           3.57%
       $120,090      $101,344         $88,583         $76,928         $33,813
           0.25%         0.26%           0.26%           0.27%           0.29%
           2.27%         2.21%           2.00%           1.88%           2.76%
             23%           97%             33%             54%             43%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                 SPDR DJ GLOBAL TITANS ETF
                                               -------------------------------------------------------------
                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                               6/30/2007    6/30/2006    6/30/2005    6/30/2004    6/30/2003
                                               ---------    ---------    ---------    ---------    ---------


NET ASSET VALUE, BEGINNING OF PERIOD........    $  66.98     $ 62.88      $  61.43     $ 54.04      $ 56.00
                                                --------     -------      --------     -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................        1.67        1.46          1.47        0.72          0.90(4)
Net realized and unrealized gain (loss)(5)..       12.11        4.08          1.44        7.60        (1.67)
                                                --------     -------      --------     -------      -------
Total from investment operations............       13.78        5.54          2.91        8.32        (0.77)
                                                --------     -------      --------     -------      -------
Net equalization credits and charges(4).....          --          --            --          --           --
                                                --------     -------      --------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................       (1.65)      (1.44)        (1.46)      (0.93)       (1.19)
Net realized gains..........................          --          --            --          --           --
                                                --------     -------      --------     -------      -------
Total distributions.........................       (1.65)      (1.44)        (1.46)      (0.93)       (1.19)
                                                --------     -------      --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............    $  79.11     $ 66.98      $  62.88     $ 61.43      $ 54.04
                                                ========     =======      ========     =======      =======
TOTAL RETURN(1).............................       20.72%       8.88%         4.75%      15.47%       (1.21)%
Net assets, end of period (in 000s).........    $170,108     $77,044      $106,904     $67,581      $10,814
Ratio of expenses to average net assets.....        0.51%       0.51%         0.51%       0.51%        0.54%
Ratio of net investment income (loss) to
  average net assets........................        2.33%       2.11%         2.47%       1.84%        1.77%
Portfolio turnover rate (3).................           9%          9%           36%         15%          13%



See accompanying notes to Financial Highlights on page 184 and notes to financial statements.

--------------------------------------------------------------------------------



                              DJ WILSHIRE REIT ETF
--------------------------------------------------------------------------------
         YEAR           YEAR            YEAR            YEAR            YEAR
         ENDED          ENDED           ENDED           ENDED           ENDED
       6/30/2007    6/30/2006(6)    6/30/2005(6)    6/30/2004(6)    6/30/2003(6)
      ----------    ------------    ------------    ------------    ------------


      $    75.98     $    65.56       $  51.38        $  42.59        $  43.48
      ----------     ----------       --------        --------        --------

            2.57           2.99           2.98(4)         2.59(4)         2.09
            6.27          10.88          14.00            8.69           (0.79)
      ----------     ----------       --------        --------        --------
            8.84          13.87          16.98           11.28            1.30
      ----------     ----------       --------        --------        --------
           (0.02)            --             --              --              --
      ----------     ----------       --------        --------        --------

           (3.33)         (3.00)         (2.80)          (2.33)          (2.05)
           (0.54)         (0.45)            --           (0.16)          (0.14)
      ----------     ----------       --------        --------        --------
           (3.87)         (3.45)         (2.80)          (2.49)          (2.19)
      ----------     ----------       --------        --------        --------
      $    80.93     $    75.98       $  65.56        $  51.38        $  42.59
      ==========     ==========       ========        ========        ========
           11.43%         21.73%         33.64%          26.70%           3.41%
      $1,247,893     $1,049,212       $659,223        $447,114        $121,398
            0.25%          0.26%          0.26%           0.26%           0.28%
            2.95%          3.57%          5.06%           5.23%           6.95%
              16%            11%            12%             15%             10%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------




                                                           KBW BANK                       KBW CAPITAL
                                                              ETF                         MARKETS ETF
                                                 ----------------------------    ----------------------------
                                                               FOR THE PERIOD                  FOR THE PERIOD
                                                 YEAR ENDED      11/8/2005*-     YEAR ENDED      11/8/2005*-
                                                  6/30/2007       6/30/2006       6/30/2007       6/30/2006
                                                 ----------    --------------    ----------    --------------


NET ASSET VALUE, BEGINNING OF PERIOD..........     $ 53.73        $  50.17         $ 56.18         $ 53.07
                                                   -------        --------         -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................        2.54            0.93            0.41            2.63
Net realized and unrealized gain (loss)(5)....        1.64            3.52           12.60            3.09
                                                   -------        --------         -------         -------
Total from investment operations..............        4.18            4.45           13.01            5.72
                                                   -------        --------         -------         -------
Net equalization credits and charges(4).......        0.30              --           (0.04)             --
                                                   -------        --------         -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................       (2.77)          (0.89)          (0.35)          (2.61)
Return of capital.............................          --              --              --              --
                                                   -------        --------         -------         -------
Total distributions...........................       (2.77)          (0.89)          (0.35)          (2.61)
                                                   -------        --------         -------         -------
NET ASSET VALUE, END OF PERIOD................     $ 55.44        $  53.73         $ 68.80         $ 56.18
                                                   =======        ========         =======         =======
TOTAL RETURN(1)...............................        8.28%           8.90%          23.14%          10.55%
Net assets, end of period (in 000s)...........     $72,068        $147,756         $86,003         $50,559
Ratio of expenses to average net assets.......        0.35%           0.36%(2)        0.35%           0.36%(2)
Ratio of net investment income (loss) to
  average net assets..........................        2.93%           3.06%(2)        0.52%           2.42%(2)
Portfolio turnover rate (3)...................           8%             22%             96%             11%



See accompanying notes to Financial Highlights on page 184 and notes to financial statements.

--------------------------------------------------------------------------------





              KBW INSURANCE
                   ETF                               MORGAN STANLEY TECHNOLOGY ETF
      ----------------------------    ------------------------------------------------------------------
                    FOR THE PERIOD
      YEAR ENDED      11/8/2005*-     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
       6/30/2007       6/30/2006       6/30/2007     6/30/2006     6/30/2005     6/30/2004     6/30/2003
      ----------    --------------    ----------    ----------    ----------    ----------    ----------


        $ 51.22         $ 52.12        $  49.11      $  46.99       $ 49.18       $ 36.67       $ 33.30
        -------         -------        --------      --------       -------       -------       -------

           0.76            0.44            0.05          0.03          0.11         (0.09)(4)     (0.08)
           8.17           (0.93)          12.80          2.13         (2.19)        12.60          3.45
        -------         -------        --------      --------       -------       -------       -------
           8.93           (0.49)          12.85          2.16         (2.08)        12.51          3.37
        -------         -------        --------      --------       -------       -------       -------
          (0.02)             --            0.00+           --            --            --            --
        -------         -------        --------      --------       -------       -------       -------

          (0.72)          (0.41)          (0.05)        (0.03)        (0.11)           --            --
             --              --           (0.01)        (0.01)           --            --            --
        -------         -------        --------      --------       -------       -------       -------
          (0.72)          (0.41)          (0.06)        (0.04)        (0.11)           --            --
        -------         -------        --------      --------       -------       -------       -------
        $ 59.41         $ 51.22        $  61.90      $  49.11       $ 46.99       $ 49.18       $ 36.67
        =======         =======        ========      ========       =======       =======       =======
          17.46%          (0.93)%         26.19%         4.60%        (4.25)%       34.11%        10.14%
        $59,413         $35,855        $188,811      $144,873       $30,546       $24,595       $34,842
           0.35%          0.36%(2)         0.50%         0.51%         0.51%         0.52%         0.53%
           1.32%          1.27%(2)         0.09%         0.07%         0.24%        (0.20)%       (0.21)%
              6%             16%             22%           23%           46%           17%           23%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------




                                                          SPDR S&P                          SPDR S&P
                                                          DIVIDEND                          BIOTECH
                                                            ETF                               ETF
                                               -----------------------------     -----------------------------
                                                              FOR THE PERIOD                    FOR THE PERIOD
                                               YEAR ENDED       11/8/2005*-      YEAR ENDED       1/31/2006*-
                                                6/30/2007        6/30/2006        6/30/2007        6/30/2006
                                               ----------     --------------     ----------     --------------


NET ASSET VALUE, BEGINNING OF PERIOD.........   $  55.70         $  53.49         $  45.90          $ 49.67
                                                --------         --------         --------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       1.75             1.12             0.18            (0.07)
Net realized and unrealized gain (loss) (5)..       6.87             2.15             5.04            (3.70)
                                                --------         --------         --------          -------
Total from investment operations.............       8.62             3.27             5.22            (3.77)
                                                --------         --------         --------          -------
Net equalization credits and charges (4).....       0.12             0.00+           (0.05)              --
                                                --------         --------         --------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................      (1.87)           (1.06)           (0.14)              --
                                                --------         --------         --------          -------
NET ASSET VALUE, END OF PERIOD...............   $  62.57         $  55.70         $  50.93          $ 45.90
                                                ========         ========         ========          =======
TOTAL RETURN (1).............................      15.78%            6.16%           11.26%           (7.59)%
Net assets, end of period (in 000s)..........   $275,319         $100,263         $106,957          $29,835
Ratio of expenses to average net assets......       0.34%            0.30%(2)         0.35%            0.36%(2)
Ratio of expense to average net assets before
  waivers....................................       0.35%            0.36%(2)           --               --
Ratio of net investment income (loss) to
  average net assets.........................       3.11%            3.45%(2)         0.51%           (0.33)%(2)
Portfolio turnover rate (3)..................         41%              25%              74%              38%




See accompanying notes to Financial Highlights on page 184 and notes to financial statements.

--------------------------------------------------------------------------------



                                                                                SPDR S&P                        SPDR S&P
                SPDR S&P                        SPDR S&P                        OIL & GAS                       OIL & GAS
              HOMEBUILDERS                   METALS & MINING              EQUIPMENT & SERVICES          EXPLORATION & PRODUCTION
                   ETF                             ETF                             ETF                             ETF
      ----------------------------    ----------------------------    ----------------------------    ----------------------------
                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
      YEAR ENDED      1/31/2006*-     YEAR ENDED      6/19/2006*-     YEAR ENDED      6/19/2006*-     YEAR ENDED      6/19/2006*-
       6/30/2007       6/30/2006       6/30/2007       6/30/2006       6/30/2007       6/30/2006       6/30/2007       6/30/2006
      ----------    --------------    ----------    --------------    ----------    --------------    ----------    --------------


       $  33.86        $  46.92        $  50.08         $ 43.29        $  31.07         $ 27.99         $ 39.12         $ 33.80
       --------        --------        --------         -------        --------         -------         -------         -------

           0.28            0.07            0.39            0.02            0.08            0.00+           0.10            0.00+
          (3.49)         (13.06)          12.55            6.77            5.83            3.08            6.81            5.32
       --------        --------        --------         -------        --------         -------         -------         -------
          (3.21)         (12.99)          12.94            6.79            5.91            3.08            6.91            5.32
       --------        --------        --------         -------        --------         -------         -------         -------
           0.01              --           (0.03)             --           (0.00)+            --           (0.00)+            --
       --------        --------        --------         -------        --------         -------         -------         -------

          (0.29)          (0.07)          (0.36)             --           (0.08)             --           (0.10)             --
       --------        --------        --------         -------        --------         -------         -------         -------
       $  30.37        $  33.86        $  62.63         $ 50.08        $  36.90         $ 31.07         $ 45.93         $ 39.12
       ========        ========        ========         =======        ========         =======         =======         =======
          (9.51)%        (27.70)%         25.93%          15.70%          19.08%          10.98%          17.68%          15.74%
       $331,067        $165,908        $203,540         $30,050        $143,927         $15,535         $39,041         $19,560
           0.35%           0.36%(2)        0.35%           0.36%(2)        0.35%           0.36%(2)        0.35%           0.36%(2)
             --              --              --              --              --              --              --              --
           0.64%           0.34%(2)        0.70%           1.65%(2)        0.36%           0.17%(2)        0.23%           0.10%(2)
             16%             19%             31%              0%             43%              0%             48%              0%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                              SPDR S&P
                                                                         PHARMACEUTICALS ETF
                                                                    ----------------------------
                                                                                  FOR THE PERIOD
                                                                    YEAR ENDED      6/19/2006*-
                                                                     6/30/2007       6/30/2006
                                                                    ----------    --------------


NET ASSET VALUE, BEGINNING OF PERIOD.............................     $31.88          $ 31.42
                                                                      ------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................................       0.38             0.00+
Net realized and unrealized gain (loss)(5).......................       3.80             0.46
                                                                      ------          -------
Total from investment operations.................................       4.18             0.46
                                                                      ------          -------
Net equalization credits and charges(4)..........................         --               --
                                                                      ------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................      (0.38)              --
Net realized gains...............................................      (0.11)              --
                                                                      ------          -------
Total distributions..............................................      (0.49)              --
                                                                      ------          -------
NET ASSET VALUE, END OF PERIOD...................................     $35.57          $ 31.88
                                                                      ======          =======
TOTAL RETURN (1).................................................      13.17%            1.46%
Net assets, end of period (in 000s)..............................     $8,897          $15,939
Ratio of expenses to average net assets..........................       0.35%            0.36%(2)
Ratio of net investment income (loss) to average net assets......       0.95%            0.29%(2)
Portfolio turnover rate (3)......................................         23%               0%







 *   Commencement of operations
 +   Amount is less than $0.005 per share.
(1)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3)  Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
(4)  Per share numbers have been calculated using the average shares method.
(5)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6)  All per share amounts representing data prior to September 21, 2005 have been adjusted for the affect of stock splits which occurred on September 21, 2005, as follows: SPDR DJ Wilshire Large Cap Value ETF: 2 for 1; SPDR DJ Wilshire Small
     Cap Value ETF and DJ Wilshire REIT ETF: 3 for 1.





See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                                                SPDR S&P
           SPDR S&P RETAIL ETF              SEMICONDUCTOR ETF           KBW REGIONAL BANKING ETF
      ----------------------------    ----------------------------    ----------------------------
                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
      YEAR ENDED      6/19/2006*-     YEAR ENDED      1/31/2006*-     YEAR ENDED      6/19/2006*-
       6/30/2007       6/30/2006       6/30/2007       6/30/2006       6/30/2007       6/30/2006
      ----------    --------------    ----------    --------------    ----------    --------------


       $  37.61         $ 36.72        $  47.29         $ 53.32        $  48.33         $ 48.02
       --------         -------        --------         -------        --------         -------

           0.11            0.01            0.16            0.02            1.84            0.02
           5.93            0.88            5.93           (6.03)          (2.40)           0.29
       --------         -------        --------         -------        --------         -------
           6.04            0.89            6.09           (6.01)          (0.56)           0.31
       --------         -------        --------         -------        --------         -------
           0.02              --           (0.00)+            --           (0.43)             --
       --------         -------        --------         -------        --------         -------

          (0.13)             --           (0.16)          (0.02)          (1.44)             --
             --              --              --              --              --              --
       --------         -------        --------         -------        --------         -------
          (0.13)             --           (0.16)          (0.02)          (1.44)             --
       --------         -------        --------         -------        --------         -------
       $  43.54         $ 37.61        $  53.22         $ 47.29        $  45.90         $ 48.33
       ========         =======        ========         =======        ========         =======
          16.12%           2.42%          12.89%         (11.26)%         (2.16)%          0.66%
       $134,978         $20,687        $106,439         $47,290        $128,523         $99.076
           0.35%          0.36%(2)         0.35%          0.36%(2)         0.36%          0.36%(2)
           0.35%          0.82%(2)         0.35%          0.10%(2)         2.16%          4.01%(2)
             71%              0%             52%             40%             39%              0%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. Prior to August 1, 2007, the Trust was called the streetTRACKS Series Trust. Although these financial statements are as of June 30, 2007, the current Trust name is used herein.

As of June 30, 2007, the Trust offered thirty-one (31) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", collectively as "the Funds"). The financial statements herein relate to the following twenty-six (26) Funds: SPDR DJ Wilshire Total Market ETF (formerly, streetTRACKS DJ Wilshire Total Market ETF), SPDR DJ Wilshire Large Cap ETF (formerly, streetTRACKS DJ Wilshire Large Cap ETF), SPDR DJ Wilshire Large Cap Growth ETF (formerly, streetTRACKS DJ Wilshire Large Cap Growth ETF), SPDR DJ Wilshire Large Cap Value ETF (formerly, streetTRACKS DJ Wilshire Large Cap Value ETF), SPDR DJ Wilshire Mid Cap ETF (formerly, streetTRACKS DJ Wilshire Mid Cap ETF), SPDR DJ Wilshire Mid Cap Growth ETF (formerly, streetTRACKS DJ Wilshire Mid Cap Growth ETF), SPDR DJ Wilshire Mid Cap Value ETF (formerly, streetTRACKS DJ Wilshire Mid Cap Value ETF), SPDR DJ Wilshire Small Cap ETF (formerly, streetTRACKS DJ Wilshire Small Cap ETF), SPDR DJ Wilshire Small Cap Growth ETF (formerly, streetTRACKS DJ Wilshire Small Cap Growth ETF), SPDR DJ Wilshire Small Cap Value ETF (formerly, streetTRACKS DJ Wilshire Small Cap Value
ETF), SPDR DJ Global Titans ETF (formerly, streetTRACKS DJ Global Titans ETF), DJ Wilshire REIT ETF (formerly, streetTRACKS DJ Wilshire REIT ETF), KBW Bank ETF (formerly, streetTRACKS KBW Bank ETF), KBW Capital Markets ETF (formerly, streetTRACKS KBW Capital Markets ETF), KBW Insurance ETF (formerly, streetTRACKS KBW Insurance ETF), Morgan Stanley Technology ETF (formerly, streetTRACKS Morgan Stanley Technology ETF), SPDR S&P Dividend ETF (formerly, SPDR Dividend ETF), SPDR S&P Biotech ETF (formerly, SPDR Biotech ETF), SPDR S&P Homebuilders ETF (formerly, SPDR Homebuilders ETF), SPDR S&P Metals & Mining ETF (formerly, SPDR Metals & Mining ETF), SPDR S&P Oil & Gas Equipment & Services ETF (formerly, SPDR Oil & Gas Equipment & Services ETF), SPDR S&P Oil & Gas Exploration & Production ETF (formerly, SPDR Oil & Gas Exploration & Production ETF), SPDR S&P Pharmaceuticals ETF (formerly, SPDR Pharmaceuticals ETF), SPDR S&P Retail ETF (formerly, SPDR Retail ETF), SPDR S&P Semiconductor ETF (formerly, SPDR Semiconductor ETF) and KBW Regional Banking ETF (formerly, streetTRACKS KBW Regional Banking ETF). Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses and fees, the price and yield or total return of a specified market index. The other five (5) Funds are included in a separate annual report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Investments in open-end investment companies are valued at their net asset value each business day. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Funds invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


For the year ended June 30, 2007, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:


                                                                  NET GAIN (LOSS)
                                                                  RECLASSIFIED TO
                                                                  PAID IN CAPITAL
---------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                                            --
SPDR DJ Wilshire Large Cap ETF                                          689,552
SPDR DJ Wilshire Large Cap Growth ETF                                11,246,077
SPDR DJ Wilshire Large Cap Value ETF                                  4,563,604
SPDR DJ Wilshire Mid Cap ETF                                                 --
SPDR DJ Wilshire Mid Cap Growth ETF                                          --
SPDR DJ Wilshire Mid Cap Value ETF                                    1,215,703
SPDR DJ Wilshire Small Cap ETF                                        2,267,854
SPDR DJ Wilshire Small Cap Growth ETF                                 3,994,910
SPDR DJ Wilshire Small Cap Value ETF                                  6,149,580
SPDR DJ Global Titans ETF                                             6,781,426
DJ Wilshire REIT ETF                                                121,333,145
KBW Bank ETF                                                            851,065
KBW Capital Markets ETF                                              24,378,474
KBW Insurance ETF                                                     9,577,334
Morgan Stanley Technology ETF                                         6,873,978
SPDR S&P Dividend ETF                                                 4,792,136
SPDR S&P Biotech ETF                                                 11,630,275
SPDR S&P Homebuilders ETF                                           (15,099,225)
SPDR S&P Metals & Mining ETF                                         28,450,220
SPDR S&P Oil & Gas Equipment & Services ETF                           1,955,193
SPDR S&P Oil & Gas Exploration & Production ETF                      12,435,469
SPDR S&P Pharmaceuticals ETF                                          1,552,745
SPDR S&P Retail ETF                                                   7,888,650
SPDR S&P Semiconductor ETF                                            7,465,606
KBW Regional Banking ETF                                             (5,213,812)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


At June 30, 2007, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:


                                  2009        2010          2011           2012           2013          2014           2015
------------------------------------------------------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market
  ETF                           $    --   $        --   $ (3,219,488)  $ (1,348,494)  $  (153,659)  $ (4,842,998)  $        --
SPDR DJ Wilshire Large Cap ETF       --            --             --             --            --             --            --
SPDR DJ Wilshire Large Cap
  Growth ETF                         --    (5,842,342)    (4,738,409)    (2,821,107)     (309,686)    (3,652,975)           --
SPDR DJ Wilshire Large Cap
  Value ETF                          --            --             --             --    (1,350,511)            --            --
SPDR DJ Wilshire Mid Cap ETF         --            --             --             --            --             --            --
SPDR DJ Wilshire Mid Cap
  Growth ETF                         --            --             --             --            --             --            --
SPDR DJ Wilshire Mid Cap Value
  ETF                                --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap ETF       --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  Growth ETF                         --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  Value ETF                          --            --             --             --            --             --            --
SPDR DJ Global Titans ETF            --      (476,156)    (1,493,437)      (984,760)           --             --      (282,717)
DJ Wilshire REIT ETF                 --            --             --             --            --             --            --
KBW Bank ETF                         --            --             --             --            --             --            --
KBW Capital Markets ETF              --            --             --             --            --             --            --
KBW Insurance ETF                    --            --             --             --            --             --            --
Morgan Stanley Technology ETF    (1,836)   (2,341,875)   (10,238,030)   (19,143,628)   (8,746,932)    (3,784,746)   (2,360,832)
SPDR S&P Dividend ETF                --            --             --             --            --             --            --
SPDR S&P Biotech ETF                 --            --             --             --            --             --    (2,145,212)
SPDR S&P Homebuilders ETF            --            --             --             --            --             --    (4,745,039)
SPDR S&P Metals & Mining ETF         --            --             --             --            --             --      (176,518)
SPDR S&P Oil & Gas Equipment &
  Services ETF                       --            --             --             --            --             --            --
SPDR S&P Oil & Gas Exploration
  & Production ETF                   --            --             --             --            --             --            --
SPDR S&P Pharmaceuticals ETF         --            --             --             --            --             --            --
SPDR S&P Retail ETF                  --            --             --             --            --             --            --
SPDR S&P Semiconductor ETF           --            --             --             --            --             --    (2,798,526)
KBW Regional Banking ETF             --            --             --             --            --             --            --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


The Funds incurred the following losses during the period November 1, 2006 through June 30, 2007 that are deferred for tax purposes until fiscal 2008:


                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                                  $        --
SPDR DJ Wilshire Large Cap ETF                                              --
SPDR DJ Wilshire Large Cap Growth ETF                                       --
SPDR DJ Wilshire Large Cap Value ETF                                        --
SPDR DJ Wilshire Mid Cap ETF                                                --
SPDR DJ Wilshire Mid Cap Growth ETF                                         --
SPDR DJ Wilshire Mid Cap Value ETF                                          --
SPDR DJ Wilshire Small Cap ETF                                              --
SPDR DJ Wilshire Small Cap Growth ETF                                       --
SPDR DJ Wilshire Small Cap Value ETF                                        --
SPDR DJ Global Titans ETF                                               (8,994)
DJ Wilshire REIT ETF                                                        --
KBW Bank ETF                                                            (9,878)
KBW Capital Markets ETF                                             (4,488,918)
KBW Insurance ETF                                                       (3,199)
Morgan Stanley Technology ETF                                       (1,187,918)
SPDR S&P Dividend ETF                                                       --
SPDR S&P Biotech ETF                                                  (137,176)
SPDR S&P Homebuilders ETF                                           (3,901,513)
SPDR S&P Metals & Mining ETF                                           (10,936)
SPDR S&P Oil & Gas Equipment & Services ETF                                 --
SPDR S&P Oil & Gas Exploration & Production ETF                             --
SPDR S&P Pharmaceuticals ETF                                           (34,856)
SPDR S&P Retail ETF                                                   (677,746)
SPDR S&P Semiconductor ETF                                            (723,905)
KBW Regional Banking ETF                                                    --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


For the year ended June 30, 2007, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2007, was as follows:


                                                                                LONG-TERM       TAX RETURN
                                                          ORDINARY INCOME     CAPITAL GAINS     OF CAPITAL
----------------------------------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                           $ 1,845,167         $       --        $    --
SPDR DJ Wilshire Large Cap ETF                                  168,614                 --             --
SPDR DJ Wilshire Large Cap Growth ETF                         1,814,493                 --             --
SPDR DJ Wilshire Large Cap Value ETF                          3,347,062                 --             --
SPDR DJ Wilshire Mid Cap ETF                                    506,872              4,767             --
SPDR DJ Wilshire Mid Cap Growth ETF                             709,073                 --             --
SPDR DJ Wilshire Mid Cap Value ETF                              341,260              4,859             --
SPDR DJ Wilshire Small Cap ETF                                  483,352                 --             --
SPDR DJ Wilshire Small Cap Growth ETF                           166,913                 --             --
SPDR DJ Wilshire Small Cap Value ETF                          2,478,791             20,105             --
SPDR DJ Global Titans ETF                                     3,479,335                 --             --
DJ Wilshire REIT ETF                                         49,083,526          8,422,165             --
KBW Bank ETF                                                  2,854,256                 --             --
KBW Capital Markets ETF                                         471,679                 --             --
KBW Insurance ETF                                               784,053                 --             --
Morgan Stanley Technology ETF                                   158,374                 --         38,806
SPDR S&P Dividend ETF                                         6,448,421                 --             --
SPDR S&P Biotech ETF                                            239,008                 --             --
SPDR S&P Homebuilders ETF                                     1,687,070                 --             --
SPDR S&P Metals & Mining ETF                                    378,042                 --             --
SPDR S&P Oil & Gas Equipment & Services ETF                     164,678                 --             --
SPDR S&P Oil & Gas Exploration & Production ETF                  70,073                 --             --
SPDR S&P Pharmaceuticals ETF                                    294,616                 --             --
SPDR S&P Retail ETF                                             233,921                 --             --
SPDR S&P Semiconductor ETF                                      264,533                 --             --
KBW Regional Banking ETF                                        765,835                 --             --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


The tax character of distributions paid during the year ended June 30, 2006, was as follows:


                                                                                LONG-TERM      TAX RETURN
                                                          ORDINARY INCOME     CAPITAL GAIN     OF CAPITAL
---------------------------------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                           $ 1,708,078        $        --       $    --
SPDR DJ Wilshire Large Cap ETF                                  141,252                 --            --
SPDR DJ Wilshire Large Cap Growth ETF                           943,031                 --            --
SPDR DJ Wilshire Large Cap Value ETF                          2,516,767                 --            --
SPDR DJ Wilshire Mid Cap ETF                                    164,617                 --            --
SPDR DJ Wilshire Mid Cap Growth ETF                              43,583                 --            --
SPDR DJ Wilshire Mid Cap Value ETF                              251,159                 --            --
SPDR DJ Wilshire Small Cap ETF                                  182,448                 --            --
SPDR DJ Wilshire Small Cap Growth ETF                           200,434                 --            --
SPDR DJ Wilshire Small Cap Value ETF                          3,869,937          1,269,496            --
SPDR DJ Global Titans ETF                                     1,869,699                 --            --
SPDR DJ Wilshire REIT ETF                                    25,686,879         17,306,916            --
KBW Bank ETF                                                  1,533,888                 --            --
KBW Capital Markets ETF                                         886,514                 --            --
KBW Insurance ETF                                               327,506                 --            --
Morgan Stanley Technology ETF                                    96,773                 --        17,750
SPDR S&P Dividend ETF                                         1,359,788                 --            --
SPDR S&P Biotech ETF                                                 --                 --            --
SPDR S&P Homebuilders ETF                                       122,923                 --            --
SPDR S&P Metals & Mining ETF                                         --                 --            --
SPDR S&P Oil & Gas Equipment & Services ETF                          --                 --            --
SPDR S&P Oil & Gas Exploration & Production ETF                      --                 --            --
SPDR S&P Pharmaceuticals ETF                                         --                 --            --
SPDR S&P Retail ETF                                                  --                 --            --
SPDR S&P Semiconductor ETF                                       26,243                 --            --
KBW Regional Banking ETF                                             --                 --            --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


There were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payments on REITs and the deferral of post-October losses.

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:


                                                         UNDISTRIBUTED     UNDISTRIBUTED     NET UNREALIZED
                                                            ORDINARY         LONG-TERM        APPRECIATION
                                                             INCOME        CAPITAL GAINS     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                          $       --         $     --        $ 27,665,602
SPDR DJ Wilshire Large Cap ETF                                     --               --           1,049,078
SPDR DJ Wilshire Large Cap Growth ETF                          21,610               --          24,856,165
SPDR DJ Wilshire Large Cap Value ETF                               --               --          21,306,748
SPDR DJ Wilshire Mid Cap ETF                                  133,777          305,684           3,525,564
SPDR DJ Wilshire Mid Cap Growth ETF                           481,790          244,732           4,031,241
SPDR DJ Wilshire Mid Cap Value ETF                                 --               --            (550,144)
SPDR DJ Wilshire Small Cap ETF                                     --               --             357,429
SPDR DJ Wilshire Small Cap Growth ETF                              --               --          11,980,379
SPDR DJ Wilshire Small Cap Value ETF                               --               --          13,236,829
SPDR DJ Global Titans ETF                                      77,881               --          17,872,229
DJ Wilshire REIT ETF                                               --               --          59,347,892
KBW Bank ETF                                                       --               --          (2,741,656)
KBW Capital Markets ETF                                        76,777               --          (5,266,647)
KBW Insurance ETF                                              66,649               --          (1,011,142)
Morgan Stanley Technology ETF                                      --               --           7,140,762
SPDR S&P Dividend ETF                                       2,825,942          447,924           9,970,565
SPDR S&P Biotech ETF                                           88,752               --          (7,346,115)
SPDR S&P Homebuilders ETF                                          --               --         (45,162,559)
SPDR S&P Metals & Mining ETF                                  166,536               --          (8,474,129)
SPDR S&P Oil & Gas Equipment & Services ETF                        --               --          13,247,117
SPDR S&P Oil & Gas Exploration & Production ETF                 2,693               --          (1,402,430)
SPDR S&P Pharmaceuticals ETF                                      699               --              57,167
SPDR S&P Retail ETF                                                --               --          (1,624,137)
SPDR S&P Semiconductor ETF                                         --               --          (1,224,427)
KBW Regional Banking ETF                                    1,173,992               --          (3,053,510)


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty In Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Funds' last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, to the financial statements has not yet been determined.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:


                                                    ANNUAL RATE
---------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                       0.20%
SPDR DJ Wilshire Large Cap ETF                          0.20
SPDR DJ Wilshire Large Cap Growth ETF                   0.20
SPDR DJ Wilshire Large Cap Value ETF                    0.20
SPDR DJ Wilshire Mid Cap ETF                            0.25
SPDR DJ Wilshire Mid Cap Growth ETF                     0.25
SPDR DJ Wilshire Mid Cap Value ETF                      0.25
SPDR DJ Wilshire Small Cap ETF                          0.25
SPDR DJ Wilshire Small Cap Growth ETF                   0.25
SPDR DJ Wilshire Small Cap Value ETF                    0.25
SPDR DJ Global Titans ETF                               0.50
DJ Wilshire REIT ETF                                    0.25
KBW Bank ETF                                            0.35
KBW Capital Markets ETF                                 0.35
KBW Insurance ETF                                       0.35
Morgan Stanley Technology ETF                           0.50
SPDR S&P Dividend ETF                                   0.35*
SPDR S&P Biotech ETF                                    0.35
SPDR S&P Homebuilders ETF                               0.35
SPDR S&P Metals & Mining ETF                            0.35
SPDR S&P Oil & Gas Equipment & Services ETF             0.35
SPDR S&P Oil & Gas Exploration & Production ETF         0.35
SPDR S&P Pharmaceuticals ETF                            0.35
SPDR S&P Retail ETF                                     0.35
SPDR S&P Semiconductor ETF                              0.35
KBW Regional Banking ETF                                0.35







 *   The Adviser had contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% for one year ending October
     31, 2006. This fee limitation arrangement has not continued after October 31,
     2006.



The Adviser pays all operating expenses of each Fund other than distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses and other extraordinary expenses.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the SPDR DJ Wilshire Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2007 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees and for other Board-related matters. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. The Trustees' independent counsel fees are included as part of the trustee fees presented on the financial statements.

TRANSACTIONS WITH AFFILIATES

The SPDR DJ Wilshire Total Market ETF, SPDR DJ Wilshire Large Cap ETF, SPDR DJ Wilshire Large Cap Growth ETF, KBW Bank ETF and KBW Capital Markets ETF, have invested in affiliated companies. These investments represent 0.13%, 0.18%, 0.37%, 4.33% and 4.72%, respectively, of net assets at June 30, 2007. Amounts relating to these investments at June 30, 2007 and for the period ended are:

SPDR DJ WILSHIRE TOTAL MARKET ETF:


                                       NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                                    HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD
DESCRIPTION                                 6/30/06             6/30/07              6/30/07         AT 6/30/07
---------------------------------------------------------------------------------------------------------------


State Street Corp.                           2,141                333                   0              2,474




                                             INCOME EARNED     REALIZED GAIN (LOSS) ON SHARES   MARKET VALUE
SECURITY                                  FOR THE YEAR ENDED        SOLD DURING THE YEAR         AT YEAR END
DESCRIPTION                                     6/30/07                 ENDED 6/30/07              6/30/07
------------------------------------------------------------------------------------------------------------


State Street Corp.                              $2,070                       $0                   $169,222


SPDR DJ WILSHIRE LARGE CAP ETF:


                                                           SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                               NUMBER OF SHARES   FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD
DESCRIPTION                             HELD AT 6/30/06         6/30/07              6/30/07         AT 6/30/07
---------------------------------------------------------------------------------------------------------------


State Street Corp.                            157                 274                  155              276




                                                  INCOME EARNED     REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                       FOR THE YEAR ENDED     SOLD DURING THE YEAR     AT YEAR END
DESCRIPTION                                          6/30/07             ENDED 6/30/07           6/30/07
----------------------------------------------------------------------------------------------------------


State Street Corp.                                    $182                   $1,064              $18,878

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


SPDR DJ WILSHIRE LARGE CAP GROWTH ETF:


                                                           SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                               NUMBER OF SHARES   FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD
DESCRIPTION                             HELD AT 6/30/06         6/30/07              6/30/07         AT 6/30/07
---------------------------------------------------------------------------------------------------------------


State Street Corp.                           7,561               7,698                3,417            11,842




                                                  INCOME EARNED     REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                       FOR THE YEAR ENDED     SOLD DURING THE YEAR     AT YEAR END
DESCRIPTION                                          6/30/07             ENDED 6/30/07           6/30/07
----------------------------------------------------------------------------------------------------------


State Street Corp.                                   $8,669                 $24,314             $809,993


KBW BANK ETF:


                                                           SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                               NUMBER OF SHARES   FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD
DESCRIPTION                             HELD AT 6/30/06         6/30/07              6/30/07         AT 6/30/07
---------------------------------------------------------------------------------------------------------------


State Street Corp.                          97,857              414,210              466,487           45,580




                                                  INCOME EARNED     REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                       FOR THE YEAR ENDED     SOLD DURING THE YEAR     AT YEAR END
DESCRIPTION                                          6/30/07             ENDED 6/30/07           6/30/07
----------------------------------------------------------------------------------------------------------


State Street Corp.                                   $42,680                $232,482           $3,117,672


KBW CAPITAL MARKETS ETF:


                                                           SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                               NUMBER OF SHARES   FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD
DESCRIPTION                             HELD AT 6/30/06         6/30/07              6/30/07         AT 6/30/07
---------------------------------------------------------------------------------------------------------------


State Street Corp.                          36,620              772,124              749,335           59,409




                                                  INCOME EARNED     REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                       FOR THE YEAR ENDED     SOLD DURING THE YEAR     AT YEAR END
DESCRIPTION                                          6/30/07             ENDED 6/30/07           6/30/07
----------------------------------------------------------------------------------------------------------


State Street Corp.                                   $64,222                $308,230           $4,063,576


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. An additional fee up to three times these amounts may be charged if transactions are made outside the clearing process. Transaction fees are received by the Custodian and used to offset the expense of processing orders of portfolio transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2007 were as follows:


                                                                   GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF             $  102,437,018   $ 31,862,415    $ 4,196,813    $ 27,665,602
SPDR DJ Wilshire Large Cap ETF                     9,281,823      1,245,934        196,856       1,049,078
SPDR DJ Wilshire Large Cap Growth ETF            198,938,975     30,784,576      5,928,411      24,856,165
SPDR DJ Wilshire Large Cap Value ETF             127,706,911     22,907,362      1,600,614      21,306,748
SPDR DJ Wilshire Mid Cap ETF                      21,521,090     39,967,315     36,441,751       3,525,564
SPDR DJ Wilshire Mid Cap Growth ETF               20,073,487      4,683,758        652,517       4,031,241
SPDR DJ Wilshire Mid Cap Value ETF                19,457,722        114,836        664,980        (550,144)
SPDR DJ Wilshire Small Cap ETF                     9,633,934      1,118,655        761,226         357,429
SPDR DJ Wilshire Small Cap Growth ETF             76,742,230     16,644,381      4,664,002      11,980,379
SPDR DJ Wilshire Small Cap Value ETF             106,708,295     17,797,640      4,560,811      13,236,829
SPDR DJ Global Titans ETF                        151,862,709     19,680,815      1,809,345      17,871,470
DJ Wilshire REIT ETF                           1,187,269,078     80,281,789     20,933,897      59,347,892
KBW Bank ETF                                      74,716,904         57,899      2,799,555      (2,741,656)
KBW Capital Markets ETF                           92,392,107          2,214      5,268,861      (5,266,647)
KBW Insurance ETF                                 60,316,884        573,967      1,585,109      (1,011,142)
Morgan Stanley Technology ETF                    181,609,358     19,274,866     12,134,104       7,140,762
SPDR S&P Dividend ETF                            264,547,001     15,063,954      5,093,389       9,970,565
SPDR S&P Biotech ETF                             114,333,597      1,810,562      9,156,677      (7,346,115)
SPDR S&P Homebuilders ETF                        376,153,541        125,125     45,287,684     (45,162,559)
SPDR S&P Metals & Mining ETF                     211,953,810      1,913,252     10,387,381      (8,474,129)
SPDR S&P Oil & Gas Equipment & Services ETF      130,676,186     13,990,014        742,897      13,247,117
SPDR S&P Oil & Gas Exploration & Production
  ETF                                             40,516,147         58,765      1,461,195      (1,402,430)
SPDR S&P Pharmaceuticals ETF                       8,837,146        543,726        486,559          57,167
SPDR S&P Retail ETF                              136,915,097        172,887      1,797,024      (1,624,137)
SPDR S&P Semiconductor ETF                       107,688,087      3,350,546      4,574,973      (1,224,427)
KBW Regional Banking ETF                         131,401,798        624,008      3,677,518      (3,053,510)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:


                                                         CONTRIBUTIONS      REDEMPTIONS
-----------------------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                       $    14,973,246    $           --
SPDR DJ Wilshire Large Cap ETF                                9,089,290         6,322,893
SPDR DJ Wilshire Large Cap Growth ETF                       107,250,633        53,620,759
SPDR DJ Wilshire Large Cap Value ETF                         44,313,734        20,507,083
SPDR DJ Wilshire Mid Cap ETF                                  5,759,044                --
SPDR DJ Wilshire Mid Cap Growth ETF                                  --                --
SPDR DJ Wilshire Mid Cap Value ETF                           47,865,658        37,974,935
SPDR DJ Wilshire Small Cap ETF                                6,168,383        23,863,816
SPDR DJ Wilshire Small Cap Growth ETF                        19,026,197        21,588,862
SPDR DJ Wilshire Small Cap Value ETF                         39,809,486        33,737,896
SPDR DJ Global Titans ETF                                    96,688,441        31,389,709
DJ Wilshire REIT ETF                                        535,943,835       348,391,600
KBW Bank ETF                                                661,330,732       734,678,742
KBW Capital Markets ETF                                   1,140,586,222     1,108,715,760
KBW Insurance ETF                                           235,455,308       221,314,928
Morgan Stanley Technology ETF                               112,175,101       103,386,953
SPDR S&P Dividend ETF                                       207,488,982        49,944,593
SPDR S&P Biotech ETF                                        154,305,404        81,730,950
SPDR S&P Homebuilders ETF                                 2,991,832,950     2,771,165,686
SPDR S&P Metals & Mining ETF                                571,005,741       413,746,181
SPDR S&P Oil & Gas Equipment & Services ETF                 187,002,371        73,298,884
SPDR S&P Oil & Gas Exploration & Production ETF             290,818,785       280,926,491
SPDR S&P Pharmaceuticals ETF                                 28,196,587        36,574,093
SPDR S&P Retail ETF                                       1,256,162,965     1,144,842,460
SPDR S&P Semiconductor ETF                                  254,109,023       203,667,912
KBW Regional Banking ETF                                  1,859,214,568     1,819,170,709


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------


For the year ended June 30, 2007, the Trust had purchases and sales of investment securities as follows:


                                                   PURCHASES        SALES
----------------------------------------------------------------------------


SPDR DJ Wilshire Total Market ETF                $  4,048,043   $  1,695,517
SPDR DJ Wilshire Large Cap ETF                        514,419        355,748
SPDR DJ Wilshire Large Cap Growth ETF              33,168,414     30,479,358
SPDR DJ Wilshire Large Cap Value ETF               20,013,146     18,227,994
SPDR DJ Wilshire Mid Cap ETF                        8,105,460      7,589,982
SPDR DJ Wilshire Mid Cap Growth ETF                12,168,835     11,948,784
SPDR DJ Wilshire Mid Cap Value ETF                  5,097,760      4,700,190
SPDR DJ Wilshire Small Cap ETF                      2,932,538      2,275,742
SPDR DJ Wilshire Small Cap Growth ETF              25,693,553     19,689,262
SPDR DJ Wilshire Small Cap Value ETF               27,958,616     23,514,315
SPDR DJ Global Titans ETF                          18,712,788     13,516,879
DJ Wilshire REIT ETF                              239,474,041    204,718,252
KBW Bank ETF                                        7,415,679      7,700,315
KBW Capital Markets ETF                            90,759,984    102,630,518
KBW Insurance ETF                                   3,386,312      3,456,148
Morgan Stanley Technology ETF                      37,270,698     37,345,024
SPDR S&P Dividend ETF                              82,254,660     82,675,003
SPDR S&P Biotech ETF                               48,800,255     48,823,686
SPDR S&P HomeBuilders ETF                          43,752,326     43,988,858
SPDR S&P Metals & Mining ETF                       23,494,643     23,710,017
SPDR S&P Oil & Gas Equipment & Services ETF        23,187,978     20,924,042
SPDR S&P Oil & Gas Exploration & Production ETF    18,051,366     16,010,999
SPDR S&P Pharmaceuticals ETF                        6,291,337      4,295,877
SPDR S&P Retail ETF                                39,741,455     39,572,826
SPDR S&P Semiconductor ETF                         40,441,852     37,853,657
KBW Regional Banking ETF                           35,934,106     37,283,427


7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in an industry or group of industries to the extent that a Fund's underlying index concentrates in a particular industry or group of industries. By concentrating their assets in a single industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees. At June 30, 2007, none of the Funds had transacted in securities lending.

9.  OTHER INFORMATION

On August 22, 2005, the Board of Trustees approved stock splits for the following Funds. The stock splits occurred on September 21, 2005.


FUND                                             RATIO OF SPLIT
---------------------------------------------------------------


SPDR DJ Wilshire Large Cap Value ETF                   2:1
SPDR DJ Wilshire Small Cap Value ETF                   3:1
DJ Wilshire REIT ETF                                   3:1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SPDR(R) Series Trust

We have audited the accompanying statements of assets and liabilities of SPDR(R) DJ Wilshire Total Market ETF, SPDR(R) DJ Wilshire Large Cap ETF, SPDR(R) DJ Wilshire Large Cap Growth ETF, SPDR(R) DJ Wilshire Large Cap Value ETF, SPDR(R) DJ Wilshire Mid Cap ETF, SPDR(R) DJ Wilshire Mid Cap Growth ETF, SPDR(R) DJ Wilshire Mid Cap Value ETF, SPDR DJ Wilshire Small Cap ETF, SPDR(R) DJ Wilshire Small Cap Growth ETF, SPDR(R) DJ Wilshire Small Cap Value ETF, SPDR(R) DJ Global Titans ETF, DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, Morgan Stanley Technology ETF, SPDR(R) S&P(R) Dividend ETF, SPDR(R) S&P(R) Biotech ETF, SPDR(R) S&P(R) Homebuilders ETF, SPDR(R) S&P(R) Metals & Mining ETF, SPDR(R) S&P(R) Oil & Gas Equipment & Services ETF, SPDR(R) S&P(R) Oil & Gas Exploration & Production ETF, SPDR(R) S&P(R) Pharmaceuticals ETF, SPDR(R) S&P(R) Retail ETF, SPDR(R) S&P(R) Semiconductor ETF, and KBW Regional Banking ETF, (twenty-six of the portfolios (collectively, the "Funds") comprising SPDR(R) Series Trust, formerly, streetTRACKS(R) Series Trust), including the schedules of investments, as of June 30, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the each of the above mentioned Funds of SPDR(R) Series Trust at June 30, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 21, 2007

SPDR SERIES TRUST
OTHER INFORMATION
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV AS OF JUNE 30, 2007

The following charts are provided to show the frequency at which the daily market price on the American Stock Exchange ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR DJ WILSHIRE TOTAL MARKET ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    21         7          3        18         5          0



SPDR DJ WILSHIRE LARGE CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................    28         13         8        19         7          1



SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    67         18         5        43         16         2



SPDR DJ WILSHIRE LARGE CAP VALUE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    55         15         8        51         12         1



* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR DJ WILSHIRE MID CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................     8         0          0         6         0          0



SPDR DJ WILSHIRE MID CAP GROWTH ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................    15         6          0        11         6          0



SPDR DJ WILSHIRE MID CAP VALUE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................     6         0          0        13         1          0



SPDR DJ WILSHIRE SMALL CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................     6         2          0        19         2          0



SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    53         25         4        53         16         3



* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    52         14         0        85         20         2



SPDR DJ GLOBAL TITANS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    61         26         6        48         18        10



DJ WILSHIRE REIT ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    33         4          0        23         1          0



KBW BANK ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................     4         1          1         3         0          0



KBW CAPITAL MARKETS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................     5         6          0         8         2          0



* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

KBW INSURANCE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................     6         1          0         8         3          0



MORGAN STANLEY TECHNOLOGY ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


5 Years Ended:

6/30/2007...............................    69         33         6        77         32        11



SPDR S&P DIVIDEND ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (11/15/2005)

through 6/30/2007.......................    12         3          0         0         0          0



SPDR S&P BIOTECH ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (2/6/2006)

through 6/30/2007.......................     2         0          0         9         2          0



SPDR S&P HOMEBUILDERS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (2/6/2006)

through 6/30/2007.......................     7         2          0         2         0          0



* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P METALS & MINING ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (6/22/2006)

through 6/30/2007.......................     5         3          0         5         1          1



SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (6/22/2006)

through 6/30/2007.......................    10         1          0         8         7          1



SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (6/22/2006)

through 6/30/2007.......................     3         2          0         6         4          0



SPDR S&P PHARMACEUTICALS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (6/22/2006)

through 6/30/2007.......................     2         0          0         2         0          0



SPDR S&P RETAIL ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (6/22/2006)

through 6/30/2007.......................     4         0          0         1         0          0



* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P SEMICONDUCTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (2/6/2006)

through 6/30/2007.......................     9         3          2        13         4          0



KBW REGIONAL BANKING ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading (6/22/2006)

through 6/30/2007.......................     4         0          0         3         0          0



* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. The Funds may charge an additional fee of up to three times these amounts if transactions are made outside the clearing process. If you buy or sell the Funds' Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      BEGINNING          ENDING          EXPENSES PAID
                                                    ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
ACTUAL                                                 1/1/2007        6/30/2007      1/1/2007-6/30/2007



--------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                       $1,000         $1,073.88             $1.03
SPDR DJ Wilshire Large Cap ETF                           1,000          1,071.71              1.03
SPDR DJ Wilshire Large Cap Growth ETF                    1,000          1,078.14              1.03
SPDR DJ Wilshire Large Cap Value ETF                     1,000          1,066.47              1.02
SPDR DJ Wilshire Mid Cap ETF                             1,000          1,115.74              1.31
SPDR DJ Wilshire Mid Cap Growth ETF                      1,000          1,137.10              1.32
SPDR DJ Wilshire Mid Cap Value ETF                       1,000          1,090.38              1.30
SPDR DJ Wilshire Small Cap ETF                           1,000          1,095.96              1.30
SPDR DJ Wilshire Small Cap Growth ETF                    1,000          1,121.83              1.32
SPDR DJ Wilshire Small Cap Value ETF                     1,000          1,071.20              1.28
SPDR DJ Global Titans ETF                                1,000          1,052.49              2.60
DJ Wilshire REIT ETF                                     1,000            939.54              1.20
KBW Bank ETF                                             1,000            975.19              1.71
KBW Capital Markets ETF                                  1,000          1,029.50              1.76
KBW Insurance ETF                                        1,000          1,046.40              1.83
Morgan Stanley Technology ETF                            1,000          1,096.93              2.60
SPDR S&P Dividend ETF                                    1,000          1,026.43              1.76
SPDR S&P Biotech ETF                                     1,000          1,106.62              1.83
SPDR S&P Homebuilders ETF                                1,000            817.06              1.58
SPDR S&P Metals & Mining ETF                             1,000          1,279.30              1.98
SPDR S&P Oil & Gas Equipment & Services ETF              1,000          1,257.80              1.96
SPDR S&P Oil & Gas Exploration & Production ETF          1,000          1,205.50              1.91
SPDR S&P Pharmaceuticals ETF                             1,000          1,037.90              1.77
SPDR S&P Retail ETF                                      1,000          1,071.10              1.80
SPDR S&P Semiconductor ETF                               1,000          1,083.79              1.81
KBW Regional Banking ETF                                 1,000            929.70              1.72




                                                      BEGINNING          ENDING          EXPENSES PAID
                                                    ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
HYPOTHETICAL                                           1/1/2007        6/30/2007      1/1/2007-6/30/2007


--------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                       $1,000         $1,023.80             $1.00
SPDR DJ Wilshire Large Cap ETF                           1,000          1,023.80              1.00
SPDR DJ Wilshire Large Cap Growth ETF                    1,000          1,023.80              1.00
SPDR DJ Wilshire Large Cap Value ETF                     1,000          1,023.80              1.00
SPDR DJ Wilshire Mid Cap ETF                             1,000          1,023.55              1.25
SPDR DJ Wilshire Mid Cap Growth ETF                      1,000          1,023.55              1.25
SPDR DJ Wilshire Mid Cap Value ETF                       1,000          1,023.55              1.25
SPDR DJ Wilshire Small Cap ETF                           1,000          1,023.55              1.25
SPDR DJ Wilshire Small Cap Growth ETF                    1,000          1,023.55              1.25
SPDR DJ Wilshire Small Cap Value ETF                     1,000          1,023.55              1.25
SPDR DJ Global Titans ETF                                1,000          1,022.27              2.56
DJ Wilshire REIT ETF                                     1,000          1,023.55              1.25
KBW Bank ETF                                             1,000          1,023.06              1.76
KBW Capital Markets ETF                                  1,000          1,023.06              1.76
KBW Insurance ETF                                        1,000          1,023.01              1.81
Morgan Stanley Technology ETF                            1,000          1,022.32              2.51
SPDR S&P Dividend ETF                                    1,000          1,023.06              1.76
SPDR S&P Biotech ETF                                     1,000          1,023.06              1.76

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      BEGINNING          ENDING          EXPENSES PAID
                                                    ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
HYPOTHETICAL (CONTINUED)                               1/1/2007        6/30/2007      1/1/2007-6/30/2007

--------------------------------------------------------------------------------------------------------

SPDR S&P Homebuilders ETF                               $1,000         $1,023.06             $1.76
SPDR S&P Metals & Mining ETF                             1,000          1,023.06              1.76
SPDR S&P Oil & Gas Equipment & Services ETF              1,000          1,023.06              1.76
SPDR S&P Oil & Gas Exploration & Production ETF          1,000          1,023.06              1.76
SPDR S&P Pharmaceuticals ETF                             1,000          1,023.06              1.76
SPDR S&P Retail ETF                                      1,000          1,023.06              1.76
SPDR S&P Semiconductor ETF                               1,000          1,023.06              1.76
KBW Regional Banking ETF                                 1,000          1,023.01              1.81


* Expenses are equal to the Funds' annualized expense ratio of 0.20%, 0.20%, 0.20%, 0.20%, 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, 0.51%, 0.25%, 0.35%,
  0.35%, 0.36%, 0.50%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%,
  0.35% and 0.36%, respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by value the average account over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year end June 30, 2007:

Percentage of distributions which qualify for the corporate dividends received deduction:


FUND                                                                         PERCENTAGE



---------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                              100.00%
SPDR DJ Wilshire Large Cap ETF                                                  95.42%
SPDR DJ Wilshire Large Cap Growth ETF                                          100.00%
SPDR DJ Wilshire Large Cap Value ETF                                           100.00%
SPDR DJ Wilshire Mid Cap ETF                                                    38.83%
SPDR DJ Wilshire Mid Cap Growth ETF                                             21.26%
SPDR DJ Wilshire Mid Cap Value ETF                                              47.55%
SPDR DJ Wilshire Small Cap ETF                                                  34.00%
SPDR DJ Wilshire Small Cap Growth ETF                                          100.00%
SPDR DJ Wilshire Small Cap Value ETF                                            41.14%
SPDR DJ Global Titans ETF                                                       71.83%
DJ Wilshire REIT ETF                                                             0.00%
KBW Bank ETF                                                                    78.77%
KBW Capital Markets ETF                                                         80.18%
KBW Insurance ETF                                                               92.19%
Morgan Stanley Technology ETF                                                  100.00%
SPDR S&P Dividend ETF                                                           66.43%
SPDR S&P Biotech ETF                                                           100.00%
SPDR S&P Homebuilders ETF                                                       98.54%
SPDR S&P Metals & Mining ETF                                                   100.00%
SPDR S&P Oil & Gas Equipment & Services ETF                                     24.01%
SPDR S&P Oil & Gas Exploration & Production ETF                                 48.58%
SPDR S&P Pharmaceuticals ETF                                                    80.95%
SPDR S&P Retail ETF                                                             42.12%
SPDR S&P Semiconductor ETF                                                     100.00%
KBW Regional Banking ETF                                                        25.50%

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Qualified Dividend Income: A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2007, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. These amounts are noted below:


                                                                               AMOUNT



---------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                            $1,898,820
SPDR DJ Wilshire Large Cap ETF                                                  177,613
SPDR DJ Wilshire Large Cap Growth ETF                                         2,073,043
SPDR DJ Wilshire Large Cap Value ETF                                          3,386,523
SPDR DJ Wilshire Mid Cap ETF                                                    236,596
SPDR DJ Wilshire Mid Cap Growth ETF                                             219,093
SPDR DJ Wilshire Mid Cap Value ETF                                              165,923
SPDR DJ Wilshire Small Cap ETF                                                  137,306
SPDR DJ Wilshire Small Cap Growth ETF                                           306,029
SPDR DJ Wilshire Small Cap Value ETF                                          1,606,093
SPDR DJ Global Titans ETF                                                     4,351,841
DJ Wilshire REIT ETF                                                                 --
KBW Bank ETF                                                                  1,764,761
KBW Capital Markets ETF                                                         459,400
KBW Insurance ETF                                                               820,151
Morgan Stanley Technology ETF                                                   965,005
SPDR S&P Dividend ETF                                                         6,751,314
SPDR S&P Biotech ETF                                                            496,295
SPDR S&P Homebuilders ETF                                                     1,230,404
SPDR S&P Metals & Mining ETF                                                    515,491
SPDR S&P Oil & Gas Equipment & Services ETF                                     255,023
SPDR S&P Oil & Gas Exploration & Production ETF                                 110,688
SPDR S&P Pharmaceuticals ETF                                                    234,681
SPDR S&P Retail ETF                                                              69,687
SPDR S&P Semiconductor ETF                                                      450,754
KBW Regional Banking ETF                                                        423,994


Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2007:


                                                                                AMOUNT



----------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                                    $--
SPDR DJ Wilshire Large Cap ETF                                                     3,040
SPDR DJ Wilshire Large Cap Growth ETF                                                 --
SPDR DJ Wilshire Large Cap Value ETF                                                  --
SPDR DJ Wilshire Mid Cap ETF                                                       4,767
SPDR DJ Wilshire Mid Cap Growth ETF                                                   --
SPDR DJ Wilshire Mid Cap Value ETF                                               127,062
SPDR DJ Wilshire Small Cap ETF                                                    26,166
SPDR DJ Wilshire Small Cap Growth ETF                                          1,757,320
SPDR DJ Wilshire Small Cap Value ETF                                           1,765,708
SPDR DJ Global Titans ETF                                                             --
DJ Wilshire REIT ETF                                                          39,727,589
KBW Bank ETF                                                                          --
KBW Capital Markets ETF                                                               --
KBW Insurance ETF                                                                     --
Morgan Stanley Technology ETF                                                         --
SPDR S&P Dividend ETF                                                                 --
SPDR S&P Biotech ETF                                                                  --
SPDR S&P Homebuilders ETF                                                             --

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                AMOUNT

----------------------------------------------------------------------------------------

SPDR S&P Metals & Mining ETF                                                 $        --
SPDR S&P Oil & Gas Equipment & Services ETF                                           --
SPDR S&P Oil & Gas Exploration & Production ETF                                       --
SPDR S&P Pharmaceuticals ETF                                                          --
SPDR S&P Retail ETF                                                                   --
SPDR S&P Semiconductor ETF                                                            --
KBW Regional Banking ETF                                                              --


For the fiscal year ended June 30, 2007, certain dividends paid by SPDR DJ Wilshire Total Market ETF, SPDR DJ Wilshire Large Cap ETF, SPDR DJ Wilshire Large Cap Growth ETF, SPDR DJ Wilshire Large Cap Value ETF, SPDR DJ Wilshire Mid Cap ETF, SPDR DJ Wilshire Mid Cap Growth ETF, SPDR DJ Wilshire Mid Cap Value ETF, SPDR DJ Wilshire Small Cap ETF, SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, SPDR DJ Global Titans ETF, DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, and KBW Regional Banking ETF may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2007 form 1099-DIV.

PROXY VOTING POLICIES AND PROCEDURE AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted any proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdretfs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on Form N-Q is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdretfs.com.

FULL PORTFOLIO SCHEDULE

The complete schedule of portfolio holdings for the following Funds are available on the Funds' website at www.spdretfs.com, without charge, upon request, by calling 1-866-787-2257 (toll free) and on the SEC's website at www.sec.gov.

SPDR DJ Wilshire Total Market ETF
SPDR DJ Wilshire Large Cap ETF
SPDR DJ Wilshire Large Cap Growth ETF
SPDR DJ Wilshire Large Cap Value ETF
SPDR DJ Wilshire Mid Cap ETF
SPDR DJ Wilshire Mid Cap Growth ETF
SPDR DJ Wilshire Mid Cap Value ETF
SPDR DJ Wilshire Small Cap ETF
SPDR DJ Wilshire Small Cap Growth ETF
SPDR DJ Wilshire Small Cap Value ETF

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS



                                                                             NUMBER
                                                                               OF
                                                    TERM OF                  PORTFO-
                                                    OFFICE                    LIOS
                                                      AND      PRINCIPAL     IN FUND      OTHER
                                          POSI-     LENGTH      OCCUPA-      COMPLEX    DIRECTOR-
                                         TION(S)      OF        TION(S)     OVERSEEN      SHIPS
NAME, ADDRESS                             WITH       TIME     DURING PAST      BY        HELD BY
AND DATE OF BIRTH                         FUNDS     SERVED      5 YEARS      TRUSTEE     TRUSTEE
-----------------                       --------   --------   -----------   --------   -----------


INDEPENDENT TRUSTEES
DAVID M. KELLY                          Indepen-   Unlim-     Retired.         64      Chicago
  c/o SPDR Series Trust                 dent       ited                                Stock
  State Street Financial Center         Trustee    Elected:                            Exchange
  One Lincoln Street                               Septem-                             (Public
  Boston, MA 02111-2900                            ber 2000                            Governor/
  10/10/38                                                                             Director);
                                                                                       Penson
                                                                                       Worldwide
                                                                                       Inc.
                                                                                       (Director);
                                                                                       Custodial
                                                                                       Trust Co.
                                                                                       (Director);
                                                                                       SPDR Index
                                                                                       Shares
                                                                                       Funds
                                                                                       (Trustee).
FRANK NESVET                            Indepen-   Unlim-     Chief            64      SPDR Index
  c/o SPDR Series Trust                 dent       ited       Executive                Shares
  State Street Financial Center         Trustee,   Elected:   Officer,                 Funds,
  One Lincoln Street                    Chairman   Septem-    Libra                    (Trustee);
  Boston, MA 02111-2900                            ber 2000   Group, Inc.              The
  9/24/43                                                     (1998-                   Massachu-
                                                              present)(a               setts
                                                              financial                Health &
                                                              services                 Education
                                                              consulting               Tax Exempt
                                                              company).                Trust
                                                                                       (Trustee).
HELEN F. PETERS                         Indepen-   Unlim-     Professor        64      Federal
  c/o SPDR Series Trust                 dent       ited       of Finance,              Home Loan
  State Street Financial Center         Trustee,   Elected:   Carroll                  Bank of
  One Lincoln Street                    Chair of   Septem-    School of                Boston
  Boston, MA 02111-2900                 Audit      ber 2000   Management,              (Director);
  3/22/48                               Commit-               Boston                   BJ's
                                        tee                   College                  Wholesale
                                                              (2003-                   Clubs
                                                              present);                (Director);
                                                              Dean,                    SPDR Index
                                                              Boston                   Shares
                                                              College                  Funds
                                                              (August                  (Trustee).
                                                              2000-2003).
INTERESTED TRUSTEE
JAMES E. ROSS*                          Inter-     Unlim-     President,       73      SPDR Index
  SSgA Funds Management, Inc.           ested      ited       SSgA Funds               Shares
  State Street Financial Center         Trustee,   Elected    Management,              Funds and
  One Lincoln Street                    Presi-     Presi-     Inc. (2005-              The Select
  Boston, MA 02111                      dent       dent:      present);                Sector SPDR
  6/24/65                                          May        Principal,               Trust,
                                                   2005,      SSgA Funds               State
                                                   elected    Management,              Street
                                                   Trustee:   Inc. (2001-              Master
                                                   November   present);                Funds and
                                                   2005       Senior                   State
                                                              Managing                 Street
                                                              Director,                Institu-
                                                              State                    tional
                                                              Street                   Investment
                                                              Global                   Trust
                                                              Advisors                 (Trustee).
                                                              (March
                                                              2006-
                                                              present);
                                                              Principal,
                                                              State
                                                              Street
                                                              Global
                                                              Advisors
                                                              (March
                                                              2000-2006).

* Mr. Ross is an interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                             NUMBER
                                                                               OF
                                                    TERM OF                  PORTFO-
                                                    OFFICE                    LIOS
                                                      AND      PRINCIPAL     IN FUND      OTHER
                                        POSITIO-    LENGTH      OCCUPA-      COMPLEX    DIRECTOR-
                                          N(S)        OF        TION(S)     OVERSEEN      SHIPS
NAME, ADDRESS                             WITH       TIME     DURING PAST      BY        HELD BY
AND DATE OF BIRTH                         FUNDS     SERVED      5 YEARS      TRUSTEE     TRUSTEE
-----------------                       --------   --------   -----------   --------   -----------

OFFICERS
MICHAEL P. RILEY                        Vice       Unlim-     Principal,       N/A         N/A
  SSgA Funds Management, Inc.           Presi-     ited       State
  State Street Financial Center         dent       Elected:   Street
  One Lincoln Street                               February   Global
  Boston, MA 02111                                 2005       Advisors
  3/22/69                                                     (2005-
                                                              present);
                                                              Assistant
                                                              Vice
                                                              President,
                                                              State
                                                              Street Bank
                                                              and Trust
                                                              Company
                                                              (2000-
                                                              2004).
GARY L. FRENCH                          Trea-      Unlim-     Senior Vice      N/A         N/A
  State Street Bank and Trust Company   surer      ited       President,
  One Lincoln Street                               Elected:   State
  Boston, MA 02111                                 May 2005   Street Bank
  07/04/51                                                    and Trust
                                                              Company
                                                              (2002-
                                                              present);
                                                              Managing
                                                              Director,
                                                              Deutsche
                                                              Bank (2001-
                                                              2002).
MARY MORAN ZEVEN                        Secre-     Unlim-     Senior Vice      N/A         N/A
  State Street Bank and Trust Company   tary       ited       President
  One Lincoln Street                               Elected:   and Senior
  Boston, MA 02111                                 August     Managing
  2/27/61                                          2001       Counsel,
                                                              State
                                                              Street Bank
                                                              and Trust
                                                              Company
                                                              (2002-
                                                              present).
RYAN M. LOUVAR                          Assis-     Unlim-     Vice             N/A         N/A
  State Street Bank and Trust Company   tant       ited       President
  One Lincoln Street                    Secre-     Elected:   and
  Boston, MA 02111                      tary       October    Counsel,
  2/18/72                                          2006       State
                                                              Street Bank
                                                              and Trust
                                                              Company
                                                              (2005-
                                                              present);
                                                              Counsel,
                                                              BISYS, Inc.
                                                              (2000-2005)
                                                              (a
                                                              financial
                                                              services
                                                              company).
JOHN W. CLARK                           Assis-     Unlim-     Vice             N/A         N/A
  State Street Bank and Trust Company   tant       ited       President,
  One Lincoln Street                    Trea-      Elected:   State
  Boston, MA 02111                      surer      August     Street Bank
  03/24/67                                         2005       & Trust
                                                              Company
                                                              (2001 -
                                                              present).
MATTHEW W. FLAHERTY                     Assis-     Unlim-     Assistant        N/A         N/A
  State Street Bank and Trust Company   tant       ited       Vice
  One Lincoln Street                    Trea-      Elected:   President,
  Boston, MA 02111                      surer      May 2005   State
  2/19/71                                                     Street Bank
                                                              and Trust
                                                              (1994-
                                                              present).*

* Served in various capacities during the noted time period.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                             NUMBER
                                                                               OF
                                                    TERM OF                  PORTFO-
                                                    OFFICE                    LIOS
                                                      AND      PRINCIPAL     IN FUND      OTHER
                                        POSITIO-    LENGTH      OCCUPA-      COMPLEX    DIRECTOR-
                                          N(S)        OF        TION(S)     OVERSEEN      SHIPS
NAME, ADDRESS                             WITH       TIME     DURING PAST      BY        HELD BY
AND DATE OF BIRTH                         FUNDS     SERVED      5 YEARS      TRUSTEE     TRUSTEE
-----------------                       --------   --------   -----------   --------   -----------

CHAD C. HALLETT                         Assis-     Unlim-     Vice             N/A         N/A
  State Street Bank and Trust Company   tant       ited       President,
  One Lincoln Street                    Trea-      Elected:   State
  Boston, MA 02111                      surer      May 2006   Street Bank
  1/28/69                                                     and Trust
                                                              Company
                                                              (2001-
                                                              present).*
PETER A. AMBROSINI                      Chief      Unlim-     Senior           N/A         N/A
  SSgA Funds                            Compli-    ited       Principal
  Management, Inc.                      ance       Elected:   and Chief
  State Street Financial Center         Officer    May 2004   Compliance
  One Lincoln Street                               Retired:   and Risk
  Boston, MA 02111                                 August     Management
  12/17/43                                         2007       Officer,
                                                              SSgA Funds
                                                              Management,
                                                              Inc. (2001-
                                                              present).
JULIE B. PIATELLI                       Chief      Unlim-     Principal        N/A         N/A
  SSgA Funds                            Compli-    ited       and Senior
  Management, Inc.                      ance       Elected:   Compliance
  State Street Financial Center         Officer    August     Officer,
  One Lincoln Street                               2007       SSgA Funds
  Boston, MA 02111                                            Management,
  8/5/67                                                      Inc. (2004-
                                                              present);
                                                              Vice
                                                              President,
                                                              State
                                                              Street
                                                              Global
                                                              Advisors
                                                              (2004-
                                                              present);
                                                              Senior
                                                              Manager,
                                                              Pricewater-
                                                              houseCoop-
                                                              ers, LLP
                                                              (1999-2004)



* Served in various capacities during the noted time period.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETF's being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
-----------------
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XHP)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman Aggregate Bond ETF (LAG)

THE SELECT SECTOR SPDR TRUST
----------------------------
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)
------------------------------

SPDR TRUST, SERIES 1 (SPY)
--------------------------

SPDR INDEX SHARES FUNDS
-----------------------
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P BRIC 40 ETF (BIK)

State Street Global Markets, LLC, member NASD, SIPC is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and Diamonds Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR SERIES TRUST



TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross


OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
John W. Clark, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Peter A. Ambrosini, Chief Compliance Officer


INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111


LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116





Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdretfs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

For SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, Morgan Stanley Technology ETF, SPDR DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, KBW Regional Banking ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For SPDR DJ Global Titans ETF: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(C) 2007 State Street Corporation STAR

For more complete information, please call 866.787.2257 or visit spdretfs.com today

ANNUAL REPORT June 30, 2007















(SPDRs(SM) GRAPHIC)
STATE STREET Global Advisors                  Precise in a world that isn't.(SM)

TABLE OF CONTENTS




PRESIDENT'S LETTER................................................    1
PORTFOLIO SUMMARY
  SPDR(R) LEHMAN 1-3 MONTH T-BILL ETF (BIL).......................    2
  SPDR(R) LEHMAN INTERMEDIATE TERM TREASURY ETF (ITE).............    3
  SPDR(R) LEHMAN LONG TERM TREASURY ETF (TLO).....................    4
  SPDR(R) BARCLAYS CAPITAL TIPS ETF (IPE).........................    5
  SPDR(R) LEHMAN AGGREGATE BOND ETF (LAG).........................    6
SCHEDULES OF INVESTMENTS
  SPDR(R) LEHMAN 1-3 MONTH T-BILL ETF (BIL).......................    7
  SPDR(R) LEHMAN INTERMEDIATE TERM TREASURY ETF (ITE).............    8
  SPDR(R) LEHMAN LONG TERM TREASURY ETF (TLO).....................   10
  SPDR(R) BARCLAYS CAPITAL TIPS ETF (IPE).........................   11
  SPDR(R) LEHMAN AGGREGATE BOND ETF (LAG).........................   12
FINANCIAL STATEMENTS..............................................   15
FINANCIAL HIGHLIGHTS..............................................   21
NOTES TO FINANCIAL STATEMENTS.....................................   23
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........   29
OTHER INFORMATION.................................................   30

                        [streetTRACKS Logo/annual report]
            PRESIDENT'S LETTER TO SHAREHOLDERS (Annual June 30, 2007)


Dear Shareholders,

Enclosed, please find a copy of the annual report as of June 30, 2007. The six months that have elapsed since my last letter have been filled with a number of exciting additions to our family of SPDR exchange-traded funds.

State Street has launched sixteen new SPDR ETFs so far in 2007 offering investors exposure to segments of the global stock markets as well as a suite of fixed income products.

NEW INTERNATIONAL AND EMERGING MARKET SPDRS

International SPDRs launched cover key segments of the developed international and global markets and include:

- SPDR(R) S&P(R) International Small Cap ETF (Ticker Symbol:  GWX)

- SPDR(R) MSCI ACWI ex-US ETF (Ticker Symbol:  CWI)

- SPDR(R) FTSE/Macquarie Global Infrastructure100 ETF (Ticker Symbol: GII) and

- SPDR(R) S&P(R) World ex-US ETF (Ticker Symbol:  GWL)

State Street has also introduced its new emerging markets ETF line-up providing a competitively distinct array of SPDRs that offer exposure to virtually the entire emerging markets universe, key regions and China.

- SPDR(R) S&P(R) Emerging Markets ETF (Ticker Symbol:  GMM)

- SPDR(R) S&P(R) Emerging Latin America ETF (Ticker Symbol:  GML)

- SPDR(R) S&P(R) Emerging Middle East & Africa ETF (Ticker Symbol:  GAF)

- SPDR(R) S&P(R) Emerging Europe ETF (Ticker Symbol:  GUR)

- SPDR(R) S&P(R) Emerging Asia Pacific ETF (Ticker Symbol:  GMF)

- SPDR(R) S&P(R) China ETF (Ticker Symbol:  GXC) and

- SPDR(R) S&P(R) BRIC 40 ETF (Ticker Symbol:  BIK)

NEW FIXED INCOME SPDRS

State Street also introduced fixed income SPDRs to provide precise bond and cash exposure at highly competitive expense ratios.

Fixed Income SPDRs launched include:

- SPDR(R) Barclays Capital TIPS ETF (Ticker Symbol:  IPE)

- SPDR(R) Lehman 1-3 Month T-Bill ETF (Ticker Symbol:  BIL)

- SPDR(R) Lehman Aggregate Bond ETF (Ticker Symbol:  LAG)

- SPDR(R) Lehman Intermediate Term Treasury ETF (Ticker Symbol:  ITE)

- SPDR(R) Lehman Long Term Treasury ETF (Ticker Symbol:  TLO)

Each of these new ETFs is created to meet the demands of our investors, and in the months ahead, we look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios. Given State Street's heritage as the industry's pioneer, my colleagues and I take great pride in these new additions to our SPDR family and we look forward to continue helping you reach your investment goals in the days ahead. On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

James Ross

President

                        [streetTRACKS Logo/annual report]

              SPDR LEHMAN 1-3 MONTH T-BILL ETF -- PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2007


 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES
                      TREASURY BILL,     TREASURY BILL,     TREASURY BILL,     TREASURY BILL,     TREASURY BILL,
                      4.71%, 08/30/2007  4.63%, 07/05/2007  4.70%, 08/23/2007  4.58%, 07/12/2007  4.64%, 08/16/2007
 ----------------------------------------------------------------------------------------------------------------------


    MARKET VALUE      $4,466,755         4,364,202          4,337,651          4,080,538          4,061,172

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   12.2%              11.9               11.8               11.1               11.1
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

ASSET ALLOCATION AS OF JUNE 30, 2007*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------


U.S. Treasury Obligations            99.9%
Short Term Investments                0.1
Other Assets & Liabilities            0.0**
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS Logo/annual report]

         SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF -- PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2007


 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES
                      TREASURY NOTE,     TREASURY NOTE,     TREASURY NOTE,     TREASURY NOTE,     TREASURY NOTE,
                      4.25%, 08/15/2014  4.25%, 08/15/2013  4.25%, 11/15/2013  3.38%, 11/15/2008  4.00%, 02/15/2014
 ----------------------------------------------------------------------------------------------------------------------


    MARKET VALUE      $176,984           168,996            163,664            150,761            148,610

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   1.7%               1.6                1.6                1.4                1.4
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF JUNE 30, 2007*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------


U.S. Treasury Obligations            98.8%
Short Term Investments                0.1
Other Assets & Liabilities            1.1
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                         [streetTRACKS Logo/annual report]

             SPDR LEHMAN LONG TERM TREASURY ETF -- PORTFOLIO SUMMARY

 TOP FIVE HOLDINGS AS OF JUNE 30, 2007


 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         UNITED STATES       UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES
                      TREASURY BOND,      TREASURY BOND,     TREASURY BOND,     TREASURY BOND,     TREASURY BOND,
                      8.00%, 11/15/2021   6.25%, 08/15/2023  4.50%, 02/15/2036  6.13%, 11/15/2027  8.13%, 08/15/2019
 -----------------------------------------------------------------------------------------------------------------------


    MARKET VALUE      $738,572            531,029            503,914            461,962            451,530

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   7.4%                5.4                5.1                4.7                4.6
 -----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF JUNE 30, 2007*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------


U.S. Treasury Obligations            98.3%
Short Term Investments                0.0**
Other Assets & Liabilities            1.7
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS Logo/annual report]

               SPDR BARCLAYS CAPITAL TIPS ETF -- PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2007


 --------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION
                      PROTECTED INDEXED   PROTECTED INDEXED   PROTECTED INDEXED   PROTECTED INDEXED   PROTECTED INDEXED
                      BOND,               BOND,               BOND,               BOND,               BOND,
                      3.88%, 04/15/2029   2.38%, 01/15/2025   0.88%, 04/15/2010   3.00%, 07/15/2012   3.63%, 04/15/2028
 --------------------------------------------------------------------------------------------------------------------------


    MARKET VALUE      $4,095,066          4,038,967           3,970,087           3,689,130           3,409,478

 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   7.1%                7.0                 6.9                 6.4                 5.9
 --------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF JUNE 30, 2007*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------


U.S. Treasury Obligations            99.1%
Other Assets & Liabilities            0.9
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS Logo/annual report]

               SPDR LEHMAN AGGREGATE BOND ETF -- PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2007


 ------------------------------------------------------------------------------------------------------

  DESCRIPTION                                                  UNITED STATES      UNITED STATES
                      FANNIE MAE,  FREDDIE MAC,  FREDDIE MAC,  TREASURY NOTE,     TREASURY NOTE,
                      5.50%, TBA   6.00%, TBA    5.00%, TBA    4.50%, 04/30/2012  4.00%, 04/15/2010
 ------------------------------------------------------------------------------------------------------


    MARKET VALUE      $867,867     692,617       608,918       603,678            512,909

 ------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   8.3%         6.7           5.8           5.8                4.9
 ------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF JUNE 30, 2007*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------


Government Agency Obligations        46.5%
Corporate Bonds & Notes              28.1
U.S. Treasury Obligations            22.6
Foreign Government Agency
  Obligations                         1.3
Short Term Investments               37.0
Other Assets & Liabilities          (35.5)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

SPDR LEHMAN 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ---------       -----


U.S. TREASURY OBLIGATIONS -- 99.9%
Treasury Bills*
  07/05/2007, 4.63%...........   $ 4,366,000   $ 4,364,202
  07/12/2007, 4.58%...........     4,085,000     4,080,538
  07/19/2007, 4.62%...........     3,944,000     3,935,915
  07/26/2007, 4.61%...........     3,803,000     3,791,961
  08/02/2007, 4.64%...........     3,803,000     3,787,872
  08/09/2007, 4.65%...........     3,944,000     3,924,730
  08/16/2007, 4.64%...........     4,085,000     4,061,172
  08/23/2007, 4.70%...........     4,367,000     4,337,651
  08/30/2007, 4.71%...........     4,501,000     4,466,755
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $36,735,241)..........                  36,750,796
                                               -----------

                                    SHARES
                                    ------

SHORT TERM INVESTMENTS -- 0.1%
State Street Institutional
  Liquid Reserves
  Fund 5.26% (a)
  (Cost $19,595)..............        19,595        19,595
                                               -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $36,754,836)..........                  36,770,391
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).....                      (4,095)
                                               -----------
NET ASSETS -- 100.0%..........                 $36,766,296
                                               ===========



 *  Rate shown is the annualized yield at time of purchase, not a coupon rate.

(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.
(b) Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                       PRINCIPAL
SECURITY DESCRIPTION                    AMOUNT             VALUE
--------------------                   ---------           -----


U.S. TREASURY OBLIGATIONS -- 98.8%
Treasury Bonds
  7.25%, 05/15/2016............        $100,000         $   115,596
  7.50%, 11/15/2016............          96,000             113,263
  8.75%, 05/15/2017............          85,000             108,962
  9.25%, 02/15/2016............          26,000              33,594
  9.88%, 11/15/2015............          28,000              37,186
  10.38%, 11/15/2012...........          46,000              46,916
  10.63%, 08/15/2015...........          17,000              23,297
  11.25%, 02/15/2015...........          52,000              72,318
  11.75%, 11/15/2014...........          23,000              26,467
  12.00%, 08/15/2013...........          53,000              57,013
  12.50%, 08/15/2014...........          20,000              23,016
  13.25%, 05/15/2014...........          21,000              24,087
Treasury Notes
  2.63%, 03/15/2009............          90,000              86,547
  3.00%, 02/15/2009............          94,000              91,205
  3.13%, 09/15/2008............          88,000              86,136
  3.13%, 10/15/2008............          90,000              87,960
  3.13%, 04/15/2009............          91,000              88,285
  3.25%, 08/15/2008............         103,000             101,088
  3.25%, 01/15/2009............          88,000              85,850
  3.38%, 11/15/2008............         154,000             150,761
  3.38%, 12/15/2008............          88,000              86,083
  3.38%, 09/15/2009............          89,000              86,238
  3.38%, 10/15/2009............          87,000              84,194
  3.50%, 08/15/2009............          89,000              86,520
  3.50%, 11/15/2009............         123,000             119,197
  3.50%, 12/15/2009............          88,000              85,230
  3.50%, 02/15/2010............          84,000              81,147
  3.63%, 07/15/2009............          83,000              80,996
  3.63%, 01/15/2010............          82,000              79,553
  3.63%, 06/15/2010............          82,000              79,202
  3.63%, 05/15/2013............         108,000             100,976
  3.88%, 05/15/2009............          83,000              81,502
  3.88%, 05/15/2010............          90,000              87,595
  3.88%, 07/15/2010............          78,000              75,826
  3.88%, 09/15/2010............          76,000              73,739
  3.88%, 02/15/2013............         107,000             101,647
  4.00%, 06/15/2009............          86,000              84,623
  4.00%, 03/15/2010............          85,000              83,127
  4.00%, 04/15/2010............          82,000              80,112
  4.00%, 11/15/2012............         108,000             103,518
  4.00%, 02/15/2014............         157,000             148,610
  4.00%, 02/15/2015............         138,000             129,219
  4.13%, 08/15/2008............         108,000             107,007
  4.13%, 08/15/2010............          76,000              74,321
  4.13%, 05/15/2015............         132,000             124,384
  4.25%, 10/15/2010............          75,000              73,568
  4.25%, 01/15/2011............          78,000              76,364
  4.25%, 08/15/2013............         175,000             168,996
  4.25%, 11/15/2013............         170,000             163,664
  4.25%, 08/15/2014............         185,000             176,984
  4.25%, 11/15/2014............         137,000             130,734
  4.25%, 08/15/2015............         126,000             119,556
  4.38%, 11/15/2008............         106,000             105,162
  4.38%, 12/15/2010............          75,000              73,780
  4.38%, 08/15/2012............          98,000              95,797
  4.50%, 02/15/2009............         125,000             124,159
  4.50%, 03/31/2009............         108,000             107,252
  4.50%, 04/30/2009............         108,000             107,280
  4.50%, 05/15/2010............          85,000              84,110
  4.50%, 11/15/2010............          77,000              76,076
  4.50%, 02/28/2011............          84,000              82,867
  4.50%, 09/30/2011............          83,000              81,658
  4.50%, 11/30/2011............          84,000              82,601
  4.50%, 03/31/2012............          78,000              76,565
  4.50%, 04/30/2012............          78,000              76,564
  4.50%, 11/15/2015............         126,000             121,511
  4.50%, 02/15/2016............         126,000             121,443
  4.50%, 05/15/2017............         115,000             110,292
  4.63%, 09/30/2008............         115,000             114,532
  4.63%, 11/30/2008............         120,000             119,530
  4.63%, 11/15/2009............         114,000             113,323
  4.63%, 08/31/2011............          84,000              83,068
  4.63%, 10/31/2011............          84,000              83,021
  4.63%, 12/31/2011............          78,000              77,046
  4.63%, 02/29/2012............          78,000              77,022
  4.63%, 11/15/2016............         126,000             122,134
  4.63%, 02/15/2017............         126,000             122,057
  4.75%, 11/15/2008............         130,000             129,607
  4.75%, 12/31/2008............         120,000             119,665
  4.75%, 02/28/2009............         108,000             107,707
  4.75%, 02/15/2010............          96,000              95,645
  4.75%, 03/31/2011............          83,000              82,566
  4.75%, 01/31/2012............          78,000              77,420
  4.75%, 05/31/2012............          80,000              79,379
  4.75%, 05/15/2014............         146,000             144,198
  4.88%, 08/31/2008............         132,000             131,828
  4.88%, 10/31/2008............         120,000             119,857
  4.88%, 01/31/2009............         120,000             119,878
  4.88%, 05/15/2009............         124,000             123,952
  4.88%, 05/31/2009............         110,000             109,986
  4.88%, 06/30/2009............          60,000              60,012
  4.88%, 08/15/2009............         126,000             125,947
  4.88%, 04/30/2011............          84,000              83,882
  4.88%, 05/31/2011............          90,000              89,885
  4.88%, 07/31/2011............          81,000              80,886
  4.88%, 02/15/2012............         122,000             121,840
  4.88%, 06/30/2012............          50,000              49,900
  4.88%, 08/15/2016............         126,000             124,464
  5.00%, 07/31/2008............         128,000             127,990
  5.00%, 02/15/2011............         120,000             120,547
  5.00%, 08/15/2011............         141,000             141,643
  5.13%, 06/30/2011............         125,000             125,972
  5.13%, 05/15/2016............         126,000             126,706
  5.50%, 05/15/2009............          73,000              73,811
  5.75%, 08/15/2010............         113,000             115,805
  6.00%, 08/15/2009............         125,000             127,768
  6.50%, 02/15/2010............         112,000             116,359
                                                        -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $10,433,067)...........                          10,387,934
                                                        -----------






See accompanying notes to financial statements.

SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES             VALUE
--------------------                      ------             -----



SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional Liquid
  Reserves Fund 5.26% (a)
  (Cost $8,305)..................          8,305          $     8,305
                                                          -----------
TOTAL INVESTMENTS -- 98.9%
  (Cost $10,441,372).............                          10,396,239
OTHER ASSETS AND
  LIABILITIES -- 1.1%............                             116,539
                                                          -----------
NET ASSETS -- 100.0%.............                         $10,512,778
                                                          ===========




(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.


See accompanying notes to financial statements.

SPDR LEHMAN LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT       VALUE
--------------------              ---------      -----


U.S. TREASURY OBLIGATIONS -- 98.3%
Treasury Bonds
  4.50%, 02/15/2036............   $ 556,000   $  503,914
  4.75%, 02/15/2037............     324,000      305,675
  5.25%, 11/15/2028............     207,000      208,681
  5.25%, 02/15/2029............     214,000      215,695
  5.38%, 02/15/2031............     332,000      341,336
  5.50%, 08/15/2028............     218,000      226,454
  6.00%, 02/15/2026............     322,000      351,791
  6.13%, 11/15/2027............     414,000      461,962
  6.13%, 08/15/2029............     200,000      224,550
  6.25%, 08/15/2023............     478,000      531,029
  6.25%, 05/15/2030............     353,000      403,776
  6.38%, 08/15/2027............     166,000      190,010
  6.50%, 11/15/2026............     202,000      233,593
  6.63%, 02/15/2027............     178,000      208,689
  6.75%, 08/15/2026............     154,000      182,368
  6.88%, 08/15/2025............     204,000      243,219
  7.13%, 02/15/2023............     289,000      347,170
  7.25%, 08/15/2022............     221,000      267,598
  7.50%, 11/15/2024............     177,000      222,793
  7.63%, 11/15/2022............     129,000      161,637
  7.63%, 02/15/2025............     173,000      220,468
  7.88%, 02/15/2021............     224,000      282,027
  8.00%, 11/15/2021............     577,000      738,572
  8.13%, 08/15/2019............     357,000      451,530
  8.13%, 05/15/2021............     187,000      240,576
  8.13%, 08/15/2021............     169,000      217,937
  8.50%, 02/15/2020............     177,000      231,097
  8.75%, 05/15/2020............     135,000      179,862
  8.75%, 08/15/2020............     320,000      427,494
  8.88%, 08/15/2017............     193,000      250,207
  8.88%, 02/15/2019............     280,000      370,549
  9.00%, 11/15/2018............     121,000      160,983
  9.13%, 05/15/2018............     121,000      161,120
                                  ---------   ----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $9,897,820)............                9,764,362
                                              ----------

                                    SHARES
                                    ------

SHORT TERM INVESTMENTS -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
State Street Institutional
  Liquid Reserves Fund 5.26%
  (b) (Cost $1,779)............       1,779        1,779
                                              ----------
TOTAL INVESTMENTS -- 98.3%
  (Cost $9,899,599)............                9,766,141
OTHER ASSETS AND
  LIABILITIES -- 1.7%..........                  167,717
                                              ----------
NET ASSETS -- 100.0%...........               $9,933,858
                                              ==========




(a) Amount shown represents less than 0.05% of net assets.
(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------




                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ---------       -----


U.S. TREASURY OBLIGATIONS -- 99.1%
Treasury Inflation Protected Indexed Bonds
  2.00%, 01/15/2026...........   $ 2,847,491   $ 2,578,203
  2.38%, 01/15/2025...........     4,200,868     4,038,967
  2.38%, 01/15/2027...........     1,290,072     1,238,921
  3.38%, 04/15/2032...........       802,120       924,491
  3.63%, 04/15/2028...........     2,941,081     3,409,478
  3.88%, 04/15/2029...........     3,391,359     4,095,066
Treasury Inflation Protected Indexed Notes
  0.88%, 04/15/2010...........     4,179,831     3,970,087
  1.63%, 01/15/2015...........     2,815,884     2,617,702
  1.88%, 07/15/2013...........     3,082,774     2,957,151
  1.88%, 07/15/2015...........     2,472,135     2,337,502
  2.00%, 04/15/2012...........     1,410,387     1,369,006
  2.00%, 01/15/2014...........     3,213,020     3,088,483
  2.00%, 07/15/2014...........     2,852,469     2,738,940
  2.00%, 01/15/2016...........     2,422,710     2,301,332
  2.38%, 04/15/2011...........     2,872,367     2,841,863
  2.38%, 01/15/2017...........     2,420,294     2,364,143
  2.50%, 07/15/2016...........     2,798,507     2,769,850
  3.00%, 07/15/2012...........     3,617,965     3,689,130
  3.38%, 01/15/2012...........       956,603       987,549
  3.50%, 01/15/2011...........     1,786,871     1,839,388
  3.88%, 01/15/2009...........     2,743,042     2,786,821
  4.25%, 01/15/2010...........     1,906,197     1,978,900
                                               -----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $57,486,502)..........                  56,922,973
                                               -----------
OTHER ASSETS AND
  LIABILITIES -- 0.9%.........                     533,753
                                               -----------
NET ASSETS -- 100.0%..........                 $57,456,726
                                               ===========






See accompanying notes to financial statements.

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------




                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----


CORPORATE BONDS & NOTES -- 28.1%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 02/15/2033...........   $   10,000   $    10,272
Honeywell International, Inc.
  6.13%, 11/01/2011...........       55,000        56,137
                                              -----------
                                                   66,409
                                              -----------
AUTOMOBILES -- 0.6%
DaimlerChrysler NA Holding
  Corp.
  7.20%, 09/01/2009...........       55,000        56,796
                                              -----------
BUILDING PRODUCTS -- 0.2%
Masco Corp.
  6.13%, 10/03/2016...........       25,000        24,556
                                              -----------
CAPITAL MARKETS -- 3.2%
Morgan Stanley
  4.00%, 01/15/2010...........      210,000       202,658
The Goldman Sachs Group, Inc.
  5.35%, 01/15/2016...........       80,000        76,508
  5.95%, 01/15/2027...........       60,000        56,708
                                              -----------
                                                  335,874
                                              -----------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016...........       25,000        23,764
                                              -----------
COMMERCIAL BANKS -- 4.8%
European Investment Bank
  5.00%, 02/08/2010...........      150,000       149,439
KfW
  3.25%, 03/30/2009...........      250,000       242,410
Wachovia Bank NA
  5.85%, 02/01/2037...........       55,000        51,783
Wells Fargo Bank NA
  4.75%, 02/09/2015...........       55,000        51,548
                                              -----------
                                                  495,180
                                              -----------
COMMUNICATIONS EQUIPMENT -- 0.2%
Cisco Systems, Inc.
  5.50%, 02/22/2016...........       15,000        14,646
                                              -----------
COMPUTERS & PERIPHERALS -- 0.3%
International Business
  Machines Corp.
  5.88%, 11/29/2032...........       10,000         9,867
Oracle Corp.
  5.00%, 01/15/2011...........       25,000        24,619
                                              -----------
                                                   34,486
                                              -----------
DIVERSIFIED FINANCIAL SERVICES -- 6.8%
Bank of America NA
  5.30%, 03/15/2017...........       55,000        52,424
CIT Group, Inc.
  4.25%, 02/01/2010...........      105,000       101,354
Citigroup, Inc.
  5.63%, 08/27/2012...........      105,000       105,206
Credit Suisse USA, Inc.
  6.50%, 01/15/2012...........      105,000       108,956
General Electric Capital Corp.
  6.75%, 03/15/2032...........       15,000        16,260
HSBC Finance Corp.
  5.25%, 01/14/2011...........      105,000       103,738
JPMorgan Chase & Co.
  6.63%, 03/15/2012...........      210,000       218,521
                                              -----------
                                                  706,459
                                              -----------
ELECTRIC UTILITIES -- 0.8%
Pacific Gas & Electric Co.
  4.80%, 03/01/2014...........       55,000        52,047
Progress Energy, Inc.
  7.75%, 03/01/2031...........       25,000        28,990
                                              -----------
                                                   81,037
                                              -----------
FOOD & STAPLES RETAILING -- 0.2%
Wal-Mart Stores, Inc.
  5.88%, 04/05/2027...........       20,000        19,357
                                              -----------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.
  5.38%, 09/15/2035...........       15,000        13,274
General Mills, Inc.
  5.70%, 02/15/2017...........       25,000        24,365
Kraft Foods, Inc.
  5.63%, 11/01/2011...........       25,000        24,786
                                              -----------
                                                   62,425
                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Boston Scientific Corp.
  5.50%, 11/15/2015...........       20,000        19,169
                                              -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
UnitedHealth Group, Inc.
  5.25%, 03/15/2011...........       55,000        54,361
                                              -----------
HOUSEHOLD PRODUCTS -- 0.1%
Procter & Gamble Co.
  5.55%, 03/05/2037...........       15,000        14,142
                                              -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Textron, Inc.
  6.38%, 11/15/2008...........       50,000        50,738
                                              -----------
INSURANCE -- 1.2%
American International Group,
  Inc.
  5.45%, 05/18/2017...........       50,000        48,619
MetLife, Inc.
  5.70%, 06/15/2035...........       25,000        23,109
The Allstate Corp.
  5.95%, 04/01/2036...........       10,000         9,604
The Travelers Cos., Inc.
  6.25%, 03/15/2037...........       25,000        24,030
XL Capital, Ltd.
  6.50%, 12/31/2049...........       25,000        23,445
                                              -----------
                                                  128,807
                                              -----------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 08/15/2036...........       10,000         9,828
                                              -----------
MEDIA -- 0.7%
Time Warner, Inc.
  7.70%, 05/01/2032...........       15,000        16,231
Comcast Corp.
  6.50%, 01/15/2017...........       20,000        20,455

See accompanying notes to financial statements.

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----

News America, Inc.
  6.15%, 03/01/2037 (a).......   $   15,000   $    13,820
Time Warner Cable, Inc.
  5.85%, 05/01/2017 (a).......       20,000        19,443
                                              -----------
                                                   69,949
                                              -----------
METALS & MINING -- 0.2%
Vale Overseas, Ltd.
  6.88%, 11/21/2036...........       20,000        20,068
                                              -----------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings
  Co.
  6.13%, 04/01/2036...........       25,000        24,107
                                              -----------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 03/15/2012...........       25,000        24,541
                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 1.3%
Anadarko Petroleum Corp.
  5.95%, 09/15/2016...........       20,000        19,527
Canadian Natural Resources,
  Ltd.
  6.25%, 03/15/2038...........       10,000         9,457
ConocoPhillips Canada Funding
  Co.
  5.63%, 10/15/2016...........       55,000        54,115
Southern Natural Gas Co.
  5.90%, 04/01/2017 (a).......       55,000        53,096
                                              -----------
                                                  136,195
                                              -----------
PHARMACEUTICALS -- 0.6%
Abbott Laboratories
  5.60%, 05/15/2011...........       25,000        25,103
Eli Lilly & Co.
  5.20%, 03/15/2017...........       20,000        19,116
Wyeth
  5.95%, 04/01/2037...........       15,000        14,321
                                              -----------
                                                   58,540
                                              -----------
REAL ESTATE INVESTMENT TRUST -- 0.8%
Simon Property Group LP
  5.60%, 09/01/2011...........       80,000        79,967
                                              -----------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 05/01/2037...........       10,000         9,581
Norfolk Southern Corp.
  7.70%, 05/15/2017...........       20,000        21,986
                                              -----------
                                                   31,567
                                              -----------
SPECIALTY RETAIL -- 0.2%
Home Depot, Inc.
  5.40%, 03/01/2016...........       25,000        23,432
                                              -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
AT&T Corp.
  8.00%, 11/15/2031...........       30,000        35,766
Deutsche Telekom International
  Finance BV
  8.00%, 06/15/2010...........       55,000        58,635
New Cingular Wireless
  Services, Inc.
  8.13%, 05/01/2012...........       25,000        27,506
Sprint Capital Corp.
  6.13%, 11/15/2008...........       50,000        50,319
  6.88%, 11/15/2028...........       15,000        14,287
Telecom Italia Capital SA
  5.25%, 10/01/2015...........       35,000        32,573
Verizon Global Funding Corp.
  6.88%, 06/15/2012...........       25,000        26,308
Vodafone Group PLC
  5.63%, 02/27/2017...........       15,000        14,347
                                              -----------
                                                  259,741
                                              -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $2,956,317)...........                  2,926,141
                                              -----------
FOREIGN GOVERNMENT & AGENCY OBLIGATIONS -- 1.3%
Province of Quebec
  7.50%, 09/15/2029...........       30,000        36,632
Republic of Italy
  5.63%, 06/15/2012...........       50,000        50,712
United Mexican States
  5.63%, 01/15/2017...........       55,000        53,828
                                              -----------
TOTAL FOREIGN GOVERNMENT &
  AGENCY OBLIGATIONS --
  (Cost $143,468).............                    141,172
                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.5%
Fannie Mae
  3.25%, 08/15/2008...........      250,000       244,716
  5.00%, 02/16/2012...........      105,000       103,701
  5.00%, 05/11/2017...........        5,000         4,821
  5.00%, TBA..................      300,000       289,875
  5.50%, TBA..................      900,000       867,867
  6.00%, TBA..................      250,000       251,133
  6.50%, TBA..................      500,000       504,727
  7.13%, 01/15/2030...........       55,000        65,580
Federal Home Loan Bank
  5.13%, 08/14/2013...........      105,000       103,715
  5.38%, 08/19/2011...........      185,000       185,760
Freddie Mac
  4.50%, 01/15/2013...........       20,000        19,209
  5.00%, 01/16/2009...........      265,000       264,318
  5.00%, 04/18/2017...........      105,000       101,299
  5.00%, TBA..................      650,000       608,918
  5.50%, TBA..................      250,000       246,191
  6.00%, TBA..................      700,000       692,617
Ginnie Mae
  5.00%, TBA..................      100,000        94,570
  5.50%, TBA..................      100,000        97,023
  6.00%, TBA..................      100,000        99,477
                                              -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS --
  (Cost $4,895,659)...........                  4,845,517
                                              -----------
U.S. TREASURY OBLIGATIONS -- 22.6%
Treasury Bonds
  4.50%, 02/15/2036...........       48,000        43,503
  6.00%, 02/15/2026...........      210,000       229,429
  8.88%, 08/15/2017...........      240,000       311,139
Treasury Notes
  4.00%, 04/15/2010...........      525,000       512,909
  4.50%, 03/31/2009...........      235,000       233,372
  4.50%, 04/30/2012...........      615,000       603,678
  4.88%, 08/15/2016...........      220,000       217,318
  5.00%, 07/31/2008...........      200,000       199,984
                                              -----------

See accompanying notes to financial statements.

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----

TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $2,366,541)...........                $ 2,351,332
                                              -----------
SHORT TERM INVESTMENTS -- 37.0%
COMMERCIAL PAPER (B) -- 36.4%
Jupiter Securitization Corp.
  5.28%, 07/17/2007 (c).......   $1,250,000     1,247,067
Liberty Street Funding Corp.
  5.29%, 07/12/2007 (c).......    1,250,000     1,247,979
Nieuw Amsterdam Receivables
  Co.
  5.30%, 07/12/2007 (c).......    1,300,000     1,297,895
                                              -----------
  (Cost $3,792,941)...........                  3,792,941
                                              -----------

                                   SHARES
                                   ------

MONEY MARKET FUND -- 0.6%
State Street Institutional
  Liquid Reserves Fund 5.26%
  (d) (Cost $63,744)..........       63,744        63,744
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,856,685)...........                  3,856,685
                                              -----------
Security Description                             Value
--------------------                             -----

TOTAL INVESTMENTS -- 135.5%
  (Cost $14,218,670)..........                 14,120,847
OTHER ASSETS AND
  LIABILITIES -- (35.5)%......                 (3,702,074)
                                              -----------
NET ASSETS -- 100.0%..........                $10,418,773
                                              ===========




(a) Security purchased pursuant to Rule 144A of the securities act of 1993. These securities, which represent 0.83% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Rate shown is annualized yield at time of purchase; not a coupon rate.
(c) Security or a portion of the security has been designated as collateral for TBA securities.
(d) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.
TBA = To Be Announced




See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007
--------------------------------------------------------------------------------



                                                                 SPDR LEHMAN      SPDR LEHMAN
                                                                  1-3 MONTH    INTERMEDIATE TERM
                                                                  T-BILL ETF      TREASURY ETF
                                                                 -----------   -----------------


ASSETS
  Investments in securities of unaffiliated issuers, at value
     (Note 2)..................................................  $36,750,796      $10,387,934
  Investments in securities of affiliated issuers, at value
     (Note 3)..................................................       19,595            8,305
                                                                 -----------      -----------
     Total Investments.........................................   36,770,391       10,396,239
  Receivable for investments sold..............................           --          132,171
  Interest receivable..........................................           86          129,263
                                                                 -----------      -----------
     TOTAL ASSETS..............................................   36,770,477       10,657,673
                                                                 -----------      -----------

LIABILITIES
  Payable for investments purchased............................           --          143,702
  Payable for when issued / delayed delivery security..........           --               --
  Payable for dollar rolls.....................................           --               --
  Due to custodian.............................................           --               --
  Accrued advisory fee (Note 3)................................        4,056            1,156
  Accrued trustees fee (Note 3)................................          125               37
                                                                 -----------      -----------
     TOTAL LIABILITIES.........................................        4,181          144,895
                                                                 -----------      -----------
     NET ASSETS................................................  $36,766,296      $10,512,778
                                                                 ===========      ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).....................................  $36,588,000      $10,513,200
  Undistributed net investment income..........................      162,482           44,979
  Accumulated net realized gain (loss) on investments..........          259             (268)
  Net unrealized appreciation (depreciation) on investments....       15,555          (45,133)
                                                                 -----------      -----------
     NET ASSETS................................................  $36,766,296      $10,512,778
                                                                 ===========      ===========
NET ASSET VALUE PER SHARE
  Net asset value per share....................................  $     45.96      $     52.56
                                                                 ===========      ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)....................................................      800,000          200,000
                                                                 ===========      ===========
  Investments in securities, at cost...........................  $36,754,836      $10,441,372
                                                                 ===========      ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



       SPDR LEHMAN     SPDR BARCLAYS     SPDR LEHMAN
        LONG TERM         CAPITAL         AGGREGATE
      TREASURY ETF        TIPS ETF         BOND ETF
      ------------     -------------     -----------



       $ 9,764,362      $56,922,973      $14,057,103
             1,779               --           63,744
       -----------      -----------      -----------
         9,766,141       56,922,973       14,120,847
                --               --        1,665,013
           168,840          556,684          114,160
       -----------      -----------      -----------
         9,934,981       57,479,657       15,900,020
       -----------      -----------      -----------


                --               --          133,637
                --               --        5,345,416
                --               --            1,053
                --           14,115               --
             1,088            8,653            1,104
                35              163               37
       -----------      -----------      -----------
             1,123           22,931        5,481,247
       -----------      -----------      -----------
       $ 9,933,858      $57,456,726      $10,418,773
       ===========      ===========      ===========

       $10,024,457      $57,524,471      $10,472,240
            44,014          495,784           47,815
            (1,155)              --           (3,459)
          (133,458)        (563,529)         (97,823)
       -----------      -----------      -----------
       $ 9,933,858      $57,456,726      $10,418,773
       ===========      ===========      ===========

       $     49.67      $     47.88      $     52.09
       ===========      ===========      ===========
           200,000        1,200,000          200,000
       ===========      ===========      ===========
       $ 9,899,599      $57,486,502      $14,218,670
       ===========      ===========      ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2007

--------------------------------------------------------------------------------



                                                              SPDR LEHMAN      SPDR LEHMAN
                                                               1-3 MONTH    INTERMEDIATE TERM
                                                              T-BILL ETF*     TREASURY ETF**
                                                              -----------   -----------------


INVESTMENT INCOME
  Interest income on securities of unaffiliated issuers
     (Note 2)...............................................    $167,395         $ 46,437
  Interest income on securities of affiliated issuers (Note
     3).....................................................          93               51
  Foreign tax withheld......................................          --               --
                                                                --------         --------
     TOTAL INVESTMENT INCOME................................     167,488           46,488
                                                                --------         --------
EXPENSES
  Advisory fee (Note 3).....................................       4,865            1,466
  Trustees fee (Note 3).....................................         141               43
                                                                --------         --------
  TOTAL EXPENSES BEFORE WAIVERS.............................       5,006            1,509
                                                                --------         --------
  Expenses waived by Adviser (Note 3).......................          --               --
                                                                --------         --------
  NET EXPENSES..............................................       5,006            1,509
                                                                --------         --------
  NET INVESTMENT INCOME (LOSS)..............................     162,482           44,979
                                                                --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated issuers......         259             (268)
  Net change in unrealized appreciation (depreciation) on
     investments............................................      15,555          (45,133)
                                                                --------         --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....      15,814          (45,401)
                                                                --------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $178,296         $   (422)
                                                                ========         ========




    *  For the period May 25, 2007 (commencement of operations) to June 30,
       2007.

   **  For the period May 23, 2007 (commencement of operations) to June 30,
       2007.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



        SPDR LEHMAN    SPDR BARCLAYS   SPDR LEHMAN
         LONG TERM        CAPITAL       AGGREGATE
      TREASURY ETF**     TIPS ETF*      BOND ETF**
      --------------   -------------   -----------



         $  45,383       $ 504,905      $  48,790
                54               9            499
                --              --            (18)
         ---------       ---------      ---------
            45,437         504,914         49,271
         ---------       ---------      ---------

             1,383           8,945          1,997
                40             185             42
         ---------       ---------      ---------
             1,423           9,130          2,039
         ---------       ---------      ---------
                --              --           (583)
         ---------       ---------      ---------
             1,423           9,130          1,456
         ---------       ---------      ---------
            44,014         495,784         47,815
         ---------       ---------      ---------


            (1,155)             --         (3,459)
          (133,458)       (563,529)       (97,823)
         ---------       ---------      ---------
          (134,613)       (563,529)      (101,282)
         ---------       ---------      ---------

         $ (90,599)      $ (67,745)     $ (53,467)
         =========       =========      =========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                SPDR LEHMAN       SPDR LEHMAN
                                                                 1-3 MONTH     INTERMEDIATE TERM
                                                                T-BILL ETF        TREASURY ETF
                                                              --------------   -----------------
                                                              FOR THE PERIOD     FOR THE PERIOD
                                                                5/25/2007*-       5/23/2007*-
                                                                 6/30/2007         6/30/2007
                                                              --------------   -----------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.....................................    $   162,482       $    44,979
  Net realized gain (loss) on investments...................            259              (268)
  Net change in unrealized appreciation (depreciation) on
     investments............................................         15,555           (45,133)
                                                                -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................        178,296              (422)
                                                                -----------       -----------
  Net equalization credits and charges......................             --                --
                                                                -----------       -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares......................     36,588,000        10,513,200
  Net proceeds from reinvestment of shares issued...........             --                --
  Cost of shares redeemed...................................             --                --
  Net income equalization...................................             --                --
                                                                -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
     INTEREST TRANSACTIONS..................................     36,588,000        10,513,200
                                                                -----------       -----------
  Net increase (decrease) in net assets during year.........     36,766,296        10,512,778
                                                                -----------       -----------
NET ASSETS END OF YEAR (1)..................................    $36,766,296       $10,512,778
                                                                ===========       ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...............................................        800,000           200,000
  Shares issued to shareholders from reinvestment of
     distributions..........................................             --                --
  Shares redeemed...........................................             --                --
                                                                -----------       -----------
(1) Including undistributed net investment income...........    $   162,482       $    44,979
                                                                ===========       ===========




 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



        SPDR LEHMAN     SPDR BARCLAYS     SPDR LEHMAN
         LONG TERM         CAPITAL         AGGREGATE
       TREASURY ETF       TIPS ETF         BOND ETF
      --------------   --------------   --------------
      FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
        5/23/2007*-      5/25/2007*-      5/23/2007*-
         6/30/2007        6/30/2007        6/30/2007
      --------------   --------------   --------------



        $    44,014      $   495,784      $    47,815
             (1,155)              --           (3,459)
           (133,458)        (563,529)         (97,823)
        -----------      -----------      -----------
            (90,599)         (67,745)         (53,467)
        -----------      -----------      -----------
                 --           26,241               --
        -----------      -----------      -----------

         10,024,457       57,524,471       10,472,240
                 --               --               --
                 --               --               --
                 --          (26,241)              --
        -----------      -----------      -----------
         10,024,457       57,498,230       10,472,240
        -----------      -----------      -----------
          9,933,858       57,456,726       10,418,773
        -----------      -----------      -----------
        $ 9,933,858      $57,456,726      $10,418,773
        ===========      ===========      ===========

            200,000        1,200,000          200,000
                 --               --               --
                 --               --               --
        -----------      -----------      -----------
            200,000        1,200,000          200,000
        ===========      ===========      ===========
        $    44,014      $   495,784      $    47,815
        ===========      ===========      ===========


SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------



                                                               SPDR LEHMAN         SPDR LEHMAN
                                                                1-3 MONTH          INTERMEDIATE
                                                               T-BILL ETF       TERM TREASURY ETF
                                                             --------------     -----------------
                                                             FOR THE PERIOD       FOR THE PERIOD
                                                              5/25/2007* -         5/23/2007* -
                                                                6/30/2007           6/30/2007
                                                             --------------     -----------------


NET ASSET VALUE, BEGINNING OF PERIOD.......................      $ 45.74             $ 52.57
                                                                 -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income......................................         0.20                0.22
Net realized and unrealized gain (loss) (1)................         0.02               (0.23)
                                                                 -------             -------
Total from investment operations...........................         0.22               (0.01)
                                                                 -------             -------
Net equalization credits and charges.......................           --                  --
                                                                 -------             -------
NET ASSET VALUE, END OF PERIOD.............................      $ 45.96             $ 52.56
                                                                 =======             =======
TOTAL RETURN (2)...........................................         0.48%              (0.02)%
Net assets, end of period (in 000's).......................      $36,766             $10,513
Ratio of expenses to average net assets....................       0.1384%(3)          0.1384%(3)
Ratio of expenses to average net assets before waivers.....           --                  --
Ratio of net investment income to average net assets.......         4.49%(3)            4.13%(3)
Portfolio turnover rate (4)................................            2%                  7%



 *   Commencement of operations

(1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3) Annualized

(4) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions of Fund Shares.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



        SPDR LEHMAN     SPDR BARCLAYS     SPDR LEHMAN
         LONG TERM         CAPITAL         AGGREGATE
       TREASURY ETF       TIPS ETF         BOND ETF
      --------------   --------------   --------------
      FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
       5/23/2007* -     5/25/2007* -     5/23/2007* -
         6/30/2007        6/30/2007        6/30/2007
      --------------   --------------   --------------


          $ 50.12          $ 48.01          $ 52.36
          -------          -------          -------

             0.22             0.41             0.24
            (0.67)           (0.57)           (0.51)
          -------          -------          -------
            (0.45)           (0.16)           (0.27)
          -------          -------          -------
               --             0.03               --
          -------          -------          -------
          $ 49.67          $ 47.88          $ 52.09
          =======          =======          =======
            (0.90)%          (0.27)%          (0.52)%
          $ 9,934          $57,457          $10,419
           0.1384%(3)       0.1883%(3)       0.1345%(3)
               --               --           0.1884%(3)
             4.29%(3)        10.23%(3)         4.42%(3)
                4%               0%              17%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. Prior to August 1, 2007, the Trust was called the streetTRACKS Series Trust. Although these financial statements are as of June 30, 2007, the current Trust name is used herein.

As of June 30, 2007, the Trust offered thirty-one (31) portfolios, each of which represents a separate series of beneficial interest (each referred to as a "Fund", collectively as "the Funds"). The financial statements herein relate to the following five (5) Funds: SPDR Lehman 1-3 Month T-Bill ETF, SPDR Lehman Intermediate Term Treasury ETF, SPDR Lehman Long Term Treasury ETF, SPDR Barclays Capital TIPS ETF and SPDR Lehman Aggregate Bond ETF, each of which represents a separate series of beneficial interest in the Trust. The investment objective of each fund is to replicate as closely as possible, before expenses and fees, the price and yield or total return of a specified market index. The other twenty-six (26) Funds are included in a separate annual report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees from time to time. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith based by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------


EQUALIZATION

The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

MORTGAGE DOLLAR ROLLS

The Funds may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

WHEN ISSUED/DELAYED DELIVERY SECURITIES

The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

INFLATION-INDEXED INSTRUMENTS

Inflation-indexed instruments are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for wash sales.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------


The funds incurred the following losses during the period November 1, 2006 through June 30, 2007 that are deferred for tax purposes until fiscal 2008:


                                                                          DEFERRED LOSSES
                                                                          ---------------

SPDR Lehman 1-3 Month T-Bill ETF........................................      $    --
SPDR Lehman Intermediate Term Treasury ETF..............................         (267)
SPDR Lehman Long Term Treasury ETF......................................       (1,144)
SPDR Barclays Capital TIPS ETF..........................................           --
SPDR Lehman Aggregate Bond ETF..........................................       (3,459)


There were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and the deferral of post-October losses.

As of June 30, 2007 the components of distributable earnings on a tax basis were as follows:


                                                                                         NET UNREALIZED
                                                  UNDISTRIBUTED    UNDISTRIBUTED LONG-    APPRECIATION
                                                 ORDINARY INCOME    TERM CAPITAL GAIN    (DEPRECIATION)
                                                 ---------------   -------------------   --------------


SPDR Lehman 1-3 Month T-Bill ETF...............     $ 162,743              $ --             $  15,553
SPDR Lehman Intermediate Term Treasury ETF.....        44,979                --               (45,134)
SPDR Lehman Long Term Treasury ETF.............        44,014                --              (133,469)
SPDR Barclays Capital TIPS ETF.................       495,784                --              (563,529)
SPDR Lehman Aggregate Bond ETF.................        47,815                --               (97,823)


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Funds' last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, to the financial statements has not yet been determined.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------


3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:


                                                                   ANNUAL RATE
                                                                   -----------

SPDR Lehman 1-3 Month T-Bill ETF.................................     0.1345%
SPDR Lehman Intermediate Term Treasury ETF.......................     0.1345
SPDR Lehman Long Term Treasury ETF...............................     0.1345
SPDR Barclays Capital TIPS ETF...................................     0.1845
SPDR Lehman Aggregate Bond ETF...................................     0.1845*


The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% for one year ending May 23, 2008.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2007 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees and for other Board-related matters. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. The Trustee's independent counsel fees are included as part of the trustee fees presented on the financial statements.

AFFILIATED ISSUER

Each Fund may invest in the shares of certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund, a series of State Street Institutional Investment Trust ("Liquid Reserves Fund"). The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio, a series of State Street Master Funds ("Money Market Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Money Market Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest from affiliated issuers in the accompanying Statement of Operations.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 200,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Lehman Aggregate Bond ETF, cash in lieu of TBA positions. A transaction fee of $250 for SPDR Lehman 1-3 Month T-Bill ETF and $500 for SPDR Lehman Intermediate Term Treasury ETF, SPDR Lehman Long Term Treasury ETF, SPDR Barclays Capital TIPS ETF and SPDR Lehman Aggregate Bond ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to persons creating or redeeming Creation Units. An additional fee of up to three times these amounts may be charged for certain transactions. Transaction Fees are received by the Custodian and are used to offset the expense of processing orders of portfolio transactions.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2007 were as follows:


                                                                                                  NET UNREALIZED
                                              IDENTIFIED    GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
                                                 COST         APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                             ------------   ----------------   ----------------   --------------


SPDR Lehman 1-3 Month T-Bill ETF..........   $ 36,754,838       $ 15,555           $      2          $  15,553
SPDR Lehman Intermediate Term Treasury
  ETF.....................................     10,441,373            235             45,369            (45,134)
SPDR Lehman Long Term Treasury ETF........      9,899,610             --            133,469           (133,469)
SPDR Barclays Capital TIPS ETF............     57,486,502             --            563,529           (563,529)
SPDR Lehman Aggregate Bond ETF............     14,218,670            601             98,424            (97,823)



6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:


                                                                  CONTRIBUTIONS   REDEMPTIONS
                                                                  -------------   -----------


SPDR Lehman 1-3 Month T-Bill ETF................................   $ 36,572,039       $--
SPDR Lehman Intermediate Term Treasury ETF......................     10,345,557        --
SPDR Lehman Long Term Treasury ETF..............................      9,851,274        --
SPDR Barclays Capital TIPS ETF..................................     57,107,283        --
SPDR Lehman Aggregate Bond ETF..................................      6,477,510        --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transactions.

For the year ended June 30, 2007, the Trust had purchases and sales of investment securities (excluding short-term securities - with the exception of short term U.S. Treasury Bills in the case of SPDR Lehman 1-3 Month T-Bill ETF), as follows:


                                                          U.S. GOVERNMENT
                                                            OBLIGATIONS          OTHER SECURITIES
                                                     ------------------------   -----------------
                                                      PURCHASES       SALES     PURCHASES   SALES
                                                     ----------    ----------   ---------   -----


SPDR Lehman 1-3 Month T-Bill ETF...................  $  618,007    $  622,459    $     --    $--
SPDR Lehman Intermediate Term Treasury ETF.........     790,838       705,652          --     --
SPDR Lehman Long Term Treasury ETF.................     464,664       410,235          --     --
SPDR Barclays Capital TIPS ETF.....................          --            --          --     --
SPDR Lehman Aggregate Bond ETF.....................   5,466,796     1,739,764     159,305     --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007

--------------------------------------------------------------------------------


7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees. At June 30, 2007, none of the Funds had transacted in securities lending.

SPDR SERIES TRUST
REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM JUNE 30, 2007

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of SPDR(R) Series Trust

We have audited the accompanying statements of assets and liabilities of SPDR(R) Lehman 1-3 Month T-Bill ETF, SPDR(R) Lehman Intermediate Term Treasury ETF, SPDR(R) Lehman Long Term Treasury ETF, SPDR(R) Barclays Capital TIPS ETF and SPDR(R) Lehman Aggregate Bond ETF (five of the portfolios (collectively, the "Funds") comprising SPDR(R) Series Trust, formerly, streetTRACKS(R) Series Trust), including the schedules of investments, as of June 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the periods from commencement of operations to June 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds of SPDR(R) Series Trust at June 30, 2007, the results of their operations, changes in their net assets and the financial highlights for their respective periods from commencement of operations to June 30, 2007, in conformity with U.S. generally accepted accounting principles.

                                                             /s/ ERNST YOUNG LLP

Boston, Massachusetts
August 21, 2007

SPDR SERIES TRUST
OTHER INFORMATION
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV AS OF JUNE 30, 2007

The following charts are provided to show the frequency at which the daily market price on the American Stock Exchange ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR LEHMAN 1-3 MONTH T-BILL ETF


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading through
  6/30/2007*                                 0         0          0         0         0          0



SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading through
  6/30/2007*                                 0         0          0         0         0          0



SPDR LEHMAN LONG TERM TREASURY ETF


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading through
  6/30/2007*                                 0         0          0         0         0          0



SPDR BARCLAYS CAPITAL TIPS ETF


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading through
  6/30/2007*                                 0         0          0         0         0          0



SPDR LEHMAN AGGREGATE BOND ETF


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Commencement of Trading through
  6/30/2007*                                 0         0          0         0         0          0



* 23 trading days -- commencement of trading 5/30/2007

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


                                                       BEGINNING         ENDING          EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD**
ACTUAL                                                 5/23/2007*      6/30/2007     5/23/2007*-6/30/2007
------                                               -------------   -------------   --------------------


SPDR Lehman Intermediate Term Treasury ETF.........    $1,000.00        $999.80              $0.14
SPDR Lehman Long Term Treasury ETF.................     1,000.00         991.00               0.14
SPDR Lehman Aggregate Bond ETF.....................     1,000.00         994.80               0.14




                                                       BEGINNING         ENDING          EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD**
ACTUAL                                                 5/25/2007*      6/30/2007     5/25/2007*-6/30/2007
------                                               -------------   -------------   --------------------


SPDR Lehman 1-3 Month T-Bill ETF...................     1,000.00        1,004.80             0.14
SPDR Barclays Capital TIPS ETF.....................     1,000.00          997.30             0.19


* Commencement of operations.

** Expenses are equal to the Funds' annualized expenses ratios of 0.1384%, 0.1384%, 0.1345%, 0.1384% and 0.1883%, respectively, multiplied by the average account value over the period, multiplied by the number of days since commencement of operations, then divided by 365.


                                                        BEGINNING         ENDING         EXPENSES PAID
                                                      ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD***
HYPOTHETICAL                                             1/1/2007       6/30/2007     1/1/2007-6/30/2007
------------                                          -------------   -------------   ------------------


SPDR Lehman 1-3 Month T-Bill ETF....................    $1,000.00       $1,024.11            $0.69
SPDR Lehman Intermediate Term Treasury ETF..........     1,000.00        1,024.11             0.69
SPDR Lehman Long Term Treasury ETF..................     1,000.00        1,024.11             0.69
SPDR Barclays Capital TIPS ETF......................     1,000.00        1,023.86             0.94
SPDR Lehman Aggregate Bond ETF......................     1,000.00        1,024.13             0.68


*** Expenses (hypothetical expenses if the Fund had been in existence from 1/1/2007) are equal to the Funds' annualized expenses ratios of 0.1384%, 0.1384%, 0.1384%, 0.1883% and 0.1345%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted any proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q, when available, may be obtained on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on Form N-Q, when available, may be obtained upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdretfs.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on February 28, 2007 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the addition of nine new fixed income series portfolios of the Trust (each a "Fund," collectively, the "Funds") to the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately at the Meeting with their counsel to consider the Agreement with respect to the Funds.

In evaluating the Agreement with respect to the Funds, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement with respect to the Funds, the Board considered various factors, including (i) the nature, extent and quality of the services to be provided by the Adviser under the Agreement, (ii) the costs to the Adviser of its services and the financial condition of State Street, including the Adviser, and (iii) the effect of the Funds' growth and size on investment performance and expenses, and other compensation to be received by State Street.

The Board considered the nature, extent and quality of the services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the Meeting. The Board reviewed the Agreement and the Adviser's anticipated responsibilities for managing the investment operations of the Funds in accordance with each Fund's investment objective and policies, and the applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the Funds, as exchange-traded funds ("ETFs"), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser's senior management, including those individuals expected to responsible for the portfolio management and compliance of the Funds. The Board also considered the expected resources, structures and practices of the Adviser in managing each Fund's portfolio and in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its parent, State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considering the Adviser's experience in managing fixed income funds. The Board then determined that the nature, extent and quality of the services expected to be provided by the Adviser to the Funds were necessary and appropriate.

The Board considered the financial condition of the Adviser and State Street. The Board also considered whether the Adviser may benefit in other ways from its relationship with the Funds or the Trust, noting that Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the Funds to be excessive.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


The Board evaluated each Fund's unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking fixed income indexes. The Board reviewed the universe of similar ETFs for the Funds based upon Lipper Analytical Services and related comparative information for other fixed income funds. The Board also reviewed the estimated expense ratios of the Funds and the unitary fee structure. The Board used a Fund by Fund analysis of the data to determine that each Fund's estimated expense ratio was reasonable in light of its peers. The Board concluded, based on the information presented, that each Fund's fees were fair and reasonable in light those of their direct competitors.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that such economies of scale would be shared with the Funds by way of the low fee structure of the Trust.

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board, and the Independent Trustees acting separately, unanimously concluded that the Agreement is fair and reasonable and that it should be approved with respect to the Funds.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS



                                                                             NUMBER
                                                                               OF
                                                    TERM OF                  PORTFO-
                                                    OFFICE                    LIOS
                                                      AND      PRINCIPAL     IN FUND      OTHER
                                          POSI-     LENGTH      OCCUPA-      COMPLEX    DIRECTOR-
                                         TION(S)      OF        TION(S)     OVERSEEN      SHIPS
NAME, ADDRESS                             WITH       TIME     DURING PAST      BY        HELD BY
AND DATE OF BIRTH                         FUNDS     SERVED      5 YEARS      TRUSTEE     TRUSTEE
-----------------                       --------   --------   -----------   --------   -----------


INDEPENDENT TRUSTEES

DAVID M. KELLY                          Indepen-   Unlim-     Retired.         64      Chicago
  c/o SPDR Series Trust                 dent       ited                                Stock
  State Street Financial Center         Trustee    Elected:                            Exchange
  One Lincoln Street                               Septem-                             (Public
  Boston, MA 02111-2900                            ber 2000                            Governor/
  10/10/38                                                                             Director);
                                                                                       Penson
                                                                                       Worldwide
                                                                                       Inc.
                                                                                       (Director);
                                                                                       Custodial
                                                                                       Trust Co.
                                                                                       (Director);
                                                                                       SPDR Index
                                                                                       Shares
                                                                                       Funds
                                                                                       (Trustee).

FRANK NESVET                            Indepen-   Unlim-     Chief            64      SPDR Index
  c/o SPDR Series Trust                 dent       ited       Executive                Shares
  State Street Financial Center         Trustee,   Elected:   Officer,                 Funds,
  One Lincoln Street                    Chairman   Septem-    Libra                    (Trustee);
  Boston, MA 02111-2900                            ber 2000   Group, Inc.              The
  9/24/43                                                     (1998-                   Massachu-
                                                              present)(a               setts
                                                              financial                Health &
                                                              services                 Education
                                                              consulting               Tax Exempt
                                                              company).                Trust
                                                                                       (Trustee).

HELEN F. PETERS                         Indepen-   Unlim-     Professor        64      Federal
  c/o SPDR Series Trust                 dent       ited       of Finance,              Home Loan
  State Street Financial Center         Trustee,   Elected:   Carroll                  Bank of
  One Lincoln Street                    Chair of   Septem-    School of                Boston
  Boston, MA 02111-2900                 Audit      ber 2000   Management,              (Director);
  3/22/48                               Commit-               Boston                   BJ's
                                        tee                   College                  Wholesale
                                                              (2003-                   Clubs
                                                              present);                (Director);
                                                              Dean,                    SPDR Index
                                                              Boston                   Shares
                                                              College                  Funds
                                                              (August                  (Trustee).
                                                              2000-2003).

INTERESTED TRUSTEE

JAMES E. ROSS*                          Inter-     Unlim-     President,       73      SPDR Index
  SSgA Funds Management, Inc.           ested      ited       SSgA Funds               Shares
  State Street Financial Center         Trustee,   Elected    Management,              Funds and
  One Lincoln Street                    Presi-     Presi-     Inc. (2005-              The Select
  Boston, MA 02111                      dent       dent:      present);                Sector SPDR
  6/24/65                                          May        Principal,               Trust,
                                                   2005,      SSgA Funds               State
                                                   elected    Management,              Street
                                                   Trustee:   Inc. (2001-              Master
                                                   November   present);                Funds and
                                                   2005       Senior                   State
                                                              Managing                 Street
                                                              Director,                Institu-
                                                              State                    tional
                                                              Street                   Investment
                                                              Global                   Trust
                                                              Advisors                 (Trustee).
                                                              (March
                                                              2006-
                                                              Present);
                                                              Principal,
                                                              State
                                                              Street
                                                              Global
                                                              Advisors
                                                              (March
                                                              2000-2006).

* Mr. Ross is an interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.



SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                             NUMBER
                                                                               OF
                                                    TERM OF                  PORTFO-
                                                    OFFICE                    LIOS
                                                      AND      PRINCIPAL     IN FUND      OTHER
                                        POSITIO-    LENGTH      OCCUPA-      COMPLEX    DIRECTOR-
                                          N(S)        OF        TION(S)     OVERSEEN      SHIPS
NAME, ADDRESS                             WITH       TIME     DURING PAST      BY        HELD BY
AND DATE OF BIRTH                         FUNDS     SERVED      5 YEARS      TRUSTEE     TRUSTEE
-----------------                       --------   --------   -----------   --------   -----------

OFFICERS

MICHAEL P. RILEY                        Vice       Unlim-     Principal,       N/A         N/A
  SSgA Funds Management, Inc.           Presi-     ited       State
  State Street Financial Center         dent       Elected:   Street
  One Lincoln Street                               February   Global
  Boston, MA 02111                                 2005       Advisors
  3/22/69                                                     (2005-
                                                              present);
                                                              Assistant
                                                              Vice
                                                              President,
                                                              State
                                                              Street Bank
                                                              and Trust
                                                              Company
                                                              (2000-
                                                              2004).

GARY L. FRENCH                          Trea-      Unlim-     Senior Vice      N/A         N/A
  State Street Bank and Trust Company   surer      ited       President,
  One Lincoln Street                               Elected:   State
  Boston, MA 02111                                 May 2005   Street Bank
  07/04/51                                                    and Trust
                                                              Company
                                                              (2002-
                                                              present);
                                                              Managing
                                                              Director,
                                                              Deutsche
                                                              Bank (2001-
                                                              2002).

MARY MORAN ZEVEN                        Secre-     Unlim-     Senior Vice      N/A         N/A
  State Street Bank and Trust Company   tary       ited       President
  One Lincoln Street                               Elected:   and Senior
  Boston, MA 02111                                 August     Managing
  2/27/61                                          2001       Counsel,
                                                              State
                                                              Street Bank
                                                              and Trust
                                                              Company
                                                              (2002-
                                                              present).

RYAN M. LOUVAR                          Assis-     Unlim-     Vice             N/A         N/A
  State Street Bank and Trust Company   tant       ited       President
  One Lincoln Street                    Secre-     Elected:   and
  Boston, MA 02111                      tary       October    Counsel,
  2/18/72                                          2006       State
                                                              Street Bank
                                                              and Trust
                                                              Company
                                                              (2005-
                                                              present);
                                                              Counsel,
                                                              BISYS, Inc.
                                                              (2000-2005)
                                                              (a
                                                              financial
                                                              services
                                                              company).

JOHN W. CLARK                           Assis-     Unlim-     Vice             N/A         N/A
  State Street Bank and Trust Company   tant       ited       President,
  One Lincoln Street                    Trea-      Elected:   State
  Boston, MA 02111                      surer      August     Street Bank
  03/24/67                                         2005       & Trust
                                                              Company
                                                              (2001 -
                                                              present).

MATTHEW W. FLAHERTY                     Assis-     Unlim-     Assistant        N/A         N/A
  State Street Bank and Trust Company   tant       ited       Vice
  One Lincoln Street                    Trea-      Elected:   President,
  Boston, MA 02111                      surer      May 2005   State
  2/19/71                                                     Street Bank
                                                              and Trust
                                                              (1994-
                                                              present).**



** Served in various capacities during the noted time period.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                             NUMBER
                                                                               OF
                                                    TERM OF                  PORTFO-
                                                    OFFICE                    LIOS
                                                      AND      PRINCIPAL     IN FUND      OTHER
                                          POSI-     LENGTH      OCCUPA-      COMPLEX    DIRECTOR-
                                         TION(S)      OF        TION(S)     OVERSEEN      SHIPS
NAME, ADDRESS                             WITH       TIME     DURING PAST      BY        HELD BY
AND DATE OF BIRTH                         FUNDS     SERVED      5 YEARS      TRUSTEE     TRUSTEE
-----------------                       --------   --------   -----------   --------   -----------


CHAD C. HALLETT                         Assis-     Unlim-     Vice             N/A         N/A
  State Street Bank and Trust Company   tant       ited       President,
  One Lincoln Street                    Trea-      Elected:   State
  Boston, MA 02111                      surer      May 2006   Street Bank
  1/28/69                                                     and Trust
                                                              Company
                                                              (2001-
                                                              present).*

PETER A. AMBROSINI                      Chief      Unlimit-   Senior           N/A         N/A
  SSgA Funds Management, Inc.           Compli-    ed         Principal
  State Street Financial Center         ance       Elected:   and Chief
  One Lincoln Street                    Officer    May 2004   Compliance
  Boston, MA  02111                                Retired:   and Risk
  12/17/43                                         August     Management
                                                   2007       Officer,
                                                              SSgA Funds
                                                              Management,
                                                              Inc. (2001-
                                                              present)

JULIE B. PIATELLI                       Chief      Unlim-     Principal        N/A         N/A
  SSgA Funds                            Compli-    ited       and Senior
  Management, Inc.                      ance       Elected:   Compliance
  State Street Financial Center         Officer    August     Officer,
  One Lincoln Street                               2007       SSgA Funds
  Boston, MA 02111                                            Management,
  08/05/67                                                    Inc. (2004
                                                              - present);
                                                              Vice
                                                              President,
                                                              State
                                                              Street
                                                              Global
                                                              Advisors
                                                              (2004 -
                                                              present);
                                                              Senior
                                                              Manager,
                                                              Pricewater-
                                                              houseCoope-
                                                              rs, LLP
                                                              (1999 -
                                                              2004).



* Served in various capacities during the noted time period.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETF's being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
-----------------
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XHP)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman Aggregate Bond ETF (LAG)

THE SELECT SECTOR SPDR TRUST
----------------------------
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)
------------------------------

SPDR TRUST, SERIES 1 (SPY)
--------------------------

SPDR INDEX SHARES FUNDS
-----------------------
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P BRIC 40 ETF (BIK)

State Street Global Markets, LLC, member NASD, SIPC is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and Diamonds Trust, both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

                      (This Page Intentionally Left Blank)

SPDR     SERIES TRUST



TRUSTEES
David M. Kelly
Frank Nesvet
Helen R Peters
James E. Ross


OFFICERS
James E. Ross, President
Michael R Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
John W. Clark, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Julie B. Piatelli, Chief Compliance Officer


INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111


LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116





Fund Shares are distributed by State Street Global Markets, LLC, a wholly--owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAl from the Distributor by calling 1-866-787-2257 or visiting www.spdretfs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111


The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.

The "SPDR" trademark is used under license from The McGraw-Hill Companies, Inc. ("McGraw-Hill"). No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by McGraw Hill. Standard & Poor's(R), S&P(R), SPDR(R), S&P 500(R) and Select Sector SPDRs(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by State Street Bank and Trust Company. The Citigroup Mark is a trademark of Citigroup Global Markets Inc. and has been licensed for use by Standard & Poor's. The products are not sponsored, endorsed, sold or promoted by Standard & Poor's, and neither Standard & Poor's nor Citigroup Global Markets Inc. makes any representation regarding the advisability of investing in the Fund.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

"Barclays Capital" is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and is used by State Street Global Advisors under license. Barclays Capital compiles, maintains and owns rights in and to the Barclays U.S. Government Inflation-linked Bond Index. The SPOR Barclays Capital TIPS ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital or one of its affiliated entities may act as an Authorized Participant and/or as an initial purchaser of shares of the SPDR Barclays Capital TIPS ETF. Barclays Capital makes no representation regarding the advisability of investing in the SPOR Barclays Capital TIPS ETF or use of either the Barclays US Government Inflation-Linked All Maturities Index or any data included therein.

Lehman Brothers, Lehman Brothers Inc. are trademarks of Lehman Brothers Inc.
and have been licensed for use in connection with the listing and trading of the SPDR Lehman ETFs on the Amex. The products are not sponsored by, endorsed, sold or promoted by Lehman Brothers Inc. and Lehman Brothers Inc. makes no representation regarding the advisability of investing in them.


Please read the prospectus carefully before you invest or send money. 2007 State Street Corporation STAR




For more complete information, please call 866.787.2257 or visit spdretfs.com today

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee. Frank Nesvet is an "audit committee financial expert" and is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees.
For the fiscal years ending June 30, 2007 and June 30, 2006, the aggregate audit fees billed for professional services rendered by the principal accountant were $372,330 and $313,950, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b)  Audit-Related Fees.
For the fiscal years ending June 30, 2007 and June 30, 2006, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)  Tax Fees.
For the fiscal years ending June 30, 2007 and June 30, 2006, the aggregate tax fees billed for professional services rendered by the principal accountant were $238,460 and $177,800, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d)  All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2007 and June 30, 2006.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.
The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

         Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

              a. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

              b. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

              c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

              d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2)  Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) The aggregate non-audit fees billed for by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

                                              FY 2007          FY 2006
                                           -------------------------------
   Non audit services billed to:
        Registrant:                        See Item 4(c)     See Item 4(c)
        Investment Adviser:                           --                --

   Other entities in the Investment
   Company Complex (1)(2):

        Audit Related Fees                    $1,062,764        $  918,000
        Tax Fees                               3,298,530         2,791,000
        All Other Fees                           155,406                 0

   ----------
   (1) Information is for the calendar year 2006 and 2005, respectively.
   (2) Audit-Related Fees consisted principally of employee benefit plans, non-statutory audits, audits of certain foreign-sponsored mutual funds and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance, and corporate tax services. Services under the caption All Other Fees consisted of a cash management review.

(h)  Not applicable.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6.  SCHEDULE OF INVESTMENTS.

A Schedule of Investments for each series of the Trust, except for those series set forth below, is included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

The Schedule of Investments for the following series of the Trust is set forth below:

SPDR(R) DJ Wilshire Total Market ETF
SPDR(R) DJ Wilshire Large Cap ETF
SPDR(R) DJ Wilshire Large Cap Growth ETF
SPDR(R) DJ Wilshire Large Cap Value ETF
SPDR(R) DJ Wilshire Mid Cap ETF
SPDR(R) DJ Wilshire Mid Cap Growth ETF
SPDR(R) DJ Wilshire Mid Cap Value ETF
SPDR(R) DJ Wilshire Small Cap ETF
SPDR(R) DJ Wilshire Small Cap Growth ETF
SPDR(R) DJ Wilshire Small Cap Value ETF

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 2.1%
Armor Holdings, Inc. (a).......      267   $     23,194
Boeing Co. ....................    5,660        544,266
Ceradyne, Inc. (a).............      200         14,792
General Dynamics Corp. ........    2,507        196,097
Goodrich Corp. ................    1,562         93,033
Honeywell International,
  Inc. ........................    5,778        325,186
L-3 Communications Holdings,
  Inc. ........................    1,141        111,122
Lockheed Martin Corp. .........    2,580        242,855
Northrop Grumman Corp. ........    2,423        188,679
Precision Castparts Corp. .....      927        112,501
Raytheon Co. ..................    3,764        202,842
Rockwell Collins, Inc. ........    1,811        127,929
United Technologies Corp. .....    6,776        480,622
                                           ------------
                                              2,663,118
                                           ------------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide,
  Inc. ........................    1,087         57,089
EGL, Inc. (a)..................      341         15,850
Expeditors International
  Washington, Inc. ............    2,862        118,201
FedEx Corp. ...................    2,179        241,804
Forward Air Corp. .............    1,883         64,191
United Parcel Service, Inc.
  (Class B)....................    4,138        302,074
                                           ------------
                                                799,209
                                           ------------

AIRLINES -- 0.2%
AMR Corp. (a)..................    2,461         64,847
Continental Airlines, Inc.
  (Class B) (a)................      529         17,917
JetBlue Airways Corp. (a)......    2,769         32,536
Midwest Air Group, Inc. (a)....    1,357         20,382
Pinnacle Airlines Corp. (a)....       46            863
Southwest Airlines Co. ........    6,590         98,257
                                           ------------
                                                234,802
                                           ------------
AUTO COMPONENTS -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. ..............      300          8,886
Gentex Corp. ..................    2,936         57,810
Johnson Controls, Inc. ........    1,739        201,324
Lear Corp. (a).................    1,174         41,806
Modine Manufacturing Co. ......    1,735         39,211
Proliance International, Inc.
  (a)..........................    2,532          7,849
The Goodyear Tire & Rubber Co.
  (a)..........................    2,615         90,898
                                           ------------
                                                447,784
                                           ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ................   15,408        145,143
General Motors Corp. ..........    4,238        160,196
Harley-Davidson, Inc. .........    2,427        144,674
Thor Industries, Inc. .........      313         14,129
                                           ------------
                                                464,142
                                           ------------
BEVERAGES -- 1.6%
Anheuser-Busch Cos., Inc. .....    5,244        273,527
Coca-Cola Enterprises, Inc. ...    3,146         75,504
Constellation Brands, Inc.
  (Class A) (a)................    2,244         54,484
PepsiCo, Inc. .................   12,143        787,474
The Coca-Cola Co. .............   16,116        843,028
The Pepsi Bottling Group,
  Inc. ........................    2,169         73,052
                                           ------------
                                              2,107,069
                                           ------------
BIOTECHNOLOGY -- 1.5%
Alfacell Corp. (a).............    3,442          8,571
Amgen, Inc. (a)................    9,690        535,760
Amylin Pharmaceuticals, Inc.
  (a)..........................      313         12,883
AVI BioPharma, Inc. (a)........    2,713          7,596
BioCryst Pharmaceuticals, Inc.
  (a)..........................      522          4,035
Biogen Idec, Inc. (a)..........    3,115        166,652
Celgene Corp. (a)..............    3,502        200,770
Cephalon, Inc. (a).............    1,229         98,799
Chelsea Therapeutics
  International, Inc. (a)......    3,757         25,134
Dynavax Technologies Corp.
  (a)..........................    1,461          6,049
Genentech, Inc. (a)............    3,678        278,277
Genzyme Corp. (a)..............    1,924        123,906
Gilead Sciences, Inc. (a)......    7,772        301,320
Human Genome Sciences, Inc.
  (a)..........................    3,391         30,248
ImClone Systems, Inc. (a)......    1,101         38,931
Isolagen, Inc. (a).............    6,367         27,060
Millennium Pharmaceuticals,
  Inc. (a).....................    5,145         54,383
Neurocrine Biosciences, Inc.
  (a)..........................    1,078         12,106
Novavax, Inc. (a)..............    1,983          5,751
OSI Pharmaceuticals, Inc. (a)..      617         22,342
PDL BioPharma, Inc. (a)........      158          3,681
Pharmion Corp. (a).............      142          4,111
SIGA Technologies, Inc. (a)....    4,383         14,420
StemCells, Inc. (a)............    3,235          7,473
Threshold Pharmaceuticals, Inc.
  (a)..........................      417            513
                                           ------------
                                              1,990,771
                                           ------------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ..    1,775        104,690
Masco Corp. ...................    3,286         93,552
Simpson Manufacturing Co.,
  Inc. ........................      313         10,561
USG Corp. (a)..................      500         24,520
                                           ------------
                                                233,323
                                           ------------
CAPITAL MARKETS -- 3.3%
A.G. Edwards, Inc. ............      522         44,135
Ameriprise Financial, Inc. ....    1,605        102,030
Bank of New York Mellon
  Corp. .......................    5,884        243,833
E*TRADE Financial Corp. (a)....    4,746        104,839
Franklin Resources, Inc. ......    1,288        170,621
International Assets Holding
  Corp. (a)....................    1,461         33,968
Investors Financial Services
  Corp. .......................      522         32,192
Janus Capital Group, Inc. .....    3,430         95,491
Legg Mason, Inc. ..............    1,058        104,086
Lehman Brothers Holdings,
  Inc. ........................    4,602        342,941
Mellon Financial Corp. ........    3,617        159,148
Merrill Lynch & Co., Inc. .....    6,674        557,813
Morgan Stanley.................    7,662        642,689
Northern Trust Corp. ..........    1,956        125,653
SEI Investments Co. ...........    3,106         90,198
State Street Corp. (b).........    2,474        169,222
T. Rowe Price Group, Inc. .....    1,854         96,204
TD Ameritrade Holding Corp.
  (a)..........................    1,950         39,000
The Bear Stearns Cos., Inc. ...      943        132,020
The Charles Schwab Corp. ......   10,301        211,377
The Goldman Sachs Group,
  Inc. ........................    3,264        707,472
Waddell & Reed Financial, Inc.
  (Class A)....................    2,669         69,421
                                           ------------
                                              4,274,353
                                           ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

CHEMICALS -- 1.5%
Air Products & Chemicals,
  Inc. ........................    1,896   $    152,382
Ashland, Inc. .................      885         56,596
Cabot Corp. ...................      417         19,883
Chemtura Corp. ................    2,646         29,397
E. I. du Pont de Nemours &
  Co. .........................    7,397        376,063
Eastman Chemical Co. ..........    1,102         70,892
Ecolab, Inc. ..................    2,255         96,289
Lyondell Chemical Co. .........    2,469         91,649
Monsanto Co. ..................    4,543        306,834
Nalco Holding Co. .............      626         17,184
PPG Industries, Inc. ..........    1,596        121,472
Praxair, Inc. .................    2,889        207,979
Rohm & Haas Co. ...............    1,631         89,183
Sigma-Aldrich Corp. ...........      835         35,629
The Dow Chemical Co. ..........    7,388        326,697
Xethanol Corp. (a).............    5,113          8,385
                                           ------------
                                              2,006,514
                                           ------------
COMMERCIAL BANKS -- 3.8%
Arrow Financial Corp. .........    2,183         48,048
Bank of Granite Corp. .........    4,384         73,169
Bank of Hawaii Corp. ..........      417         21,534
BB&T Corp. ....................    3,946        160,523
Capitol Bancorp, Ltd. .........    1,604         43,837
Cathay General Bancorp.........      313         10,498
Citizens Republic Bancorp,
  Inc. ........................    2,349         42,987
Columbia Banking System,
  Inc. ........................    2,286         66,866
Comerica, Inc. ................      522         31,043
Commerce Bancorp, Inc. ........    1,909         70,614
Community Banks, Inc. .........    2,911         93,792
Compass Bancshares, Inc. ......      522         36,008
CVB Financial Corp. ...........    4,468         49,684
Farmers Capital Bank Corp. ....    1,882         54,446
Fifth Third Bancorp............    3,586        142,615
First Bancorp -- North
  Carolina.....................    1,343         25,154
First Commonwealth Financial
  Corp. .......................    5,439         59,394
First Community Bancorp,
  Inc. ........................      956         54,693
First Merchants Corp. .........    2,570         61,757
First Republic Bank............      235         12,610
FNB Corp. .....................    2,296         82,426
Horizon Financial Corp. .......    1,864         40,617
Huntington Bancshares, Inc. ...      731         16,623
Independent Bank
  Corp. -- Massachusetts.......    1,776         52,463
Integra Bank Corp. ............    1,676         35,984
International Bancshares
  Corp. .......................      458         11,734
Keycorp........................    2,967        101,857
Lakeland Financial Corp. ......    3,112         66,192
M&T Bank Corp. ................      626         66,919
Marshall & Ilsley Corp. .......      835         39,771
National City Corp. ...........    3,864        128,748
National Penn Bancshares,
  Inc. ........................    3,394         56,612
Old National Bancorp...........      522          8,670
Omega Financial Corp. .........    2,123         57,087
PNC Financial Services Group,
  Inc. ........................    1,861        133,210
Popular, Inc. .................    1,879         30,196
Regions Financial Corp. .......    4,108        135,975
Renasant Corp. ................    2,992         68,038
Sandy Spring Bancorp, Inc. ....    1,799         56,561
Simmons First National Corp. ..    2,136         58,932
Sterling Financial
  Corp. -- Pennsylvania........    3,028         31,855
SunTrust Banks, Inc. ..........    2,283        195,744
Synovus Financial Corp. .......      835         25,635
The Colonial BancGroup, Inc. ..    1,002         25,020
Trustmark Corp. ...............      417         10,784
U.S. Bancorp...................   13,329        439,191
UCBH Holdings, Inc. ...........    2,911         53,184
Umpqua Holdings Corp. .........    3,000         70,530
UnionBanCal Corp. .............      417         24,895
United Bankshares, Inc. .......      313          9,953
United Community Banks, Inc. ..    2,123         54,964
Wachovia Corp. ................   13,748        704,585
Wells Fargo & Co. .............   23,427        823,928
Zions Bancorp..................      303         23,304
                                           ------------
                                              4,901,459
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
ACCO Brands Corp. (a)..........      315          7,261
Avery Dennison Corp. ..........    1,281         85,161
ChoicePoint, Inc. (a)..........    1,292         54,845
Cintas Corp. ..................    1,755         69,200
Covanta Holding Corp. (a)......      200          4,930
Dun & Bradstreet Corp. ........      950         97,831
Ennis, Inc. ...................    3,022         71,077
Equifax, Inc. .................    1,708         75,869
Herman Miller, Inc. ...........    1,653         52,235
Hudson Highland Group, Inc.
  (a)..........................      112          2,396
Manpower, Inc. ................      603         55,621
Monster Worldwide, Inc. (a)....    1,621         66,623
PHH Corp. (a)..................      565         17,634
Pitney Bowes, Inc. ............    2,118         99,165
R.R. Donnelley & Sons Co. .....    2,687        116,911
Robert Half International,
  Inc. ........................    2,309         84,278
Waste Connections, Inc. (a)....      469         14,183
Waste Management, Inc. ........    5,026        196,265
                                           ------------
                                              1,171,485
                                           ------------
COMMUNICATIONS EQUIPMENT -- 2.5%
3Com Corp. (a).................    9,976         41,201
ADC Telecommunications, Inc.
  (a)..........................    1,847         33,856
Andrew Corp. (a)...............    3,023         43,652
Avaya, Inc. (a)................    5,051         85,059
Avici Systems, Inc. ...........    1,985         14,887
Avocent Corp. (a)..............      417         12,097
Carrier Access Corp. (a).......    2,401         11,261
CIENA Corp. (a)................      500         18,065
Cisco Systems, Inc. (a)........   48,120      1,340,142
Corning, Inc. (a)..............   11,913        304,377
Finisar Corp. (a)..............    3,131         11,835
Foundry Networks, Inc. (a).....      939         15,644
Harris Corp. ..................    1,800         98,190
InterDigital, Inc. (a).........      200          6,434
JDS Uniphase Corp. (a).........    2,640         35,455
Juniper Networks, Inc. (a).....    4,836        121,722
Motorola, Inc. ................   18,751        331,893
MRV Communications, Inc. (a)...    3,651         11,866
Occam Networks, Inc. (a).......      729          7,275
Plantronics, Inc. .............      417         10,934
Polycom, Inc. (a)..............      200          6,720
QUALCOMM, Inc. ................   12,673        549,881
Relm Wireless Corp. (a)........      104            541

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Tellabs, Inc. (a)..............    5,866   $     63,118
Terabeam, Inc. (a).............    5,636         12,399
                                           ------------
                                              3,188,504
                                           ------------
COMPUTERS & PERIPHERALS -- 3.6%
Apple, Inc. (a)................    7,096        865,996
Avid Technology, Inc. (a)......      698         24,674
Brocade Communications Systems,
  Inc. (a).....................    1,879         14,694
Dell, Inc. (a).................   16,682        476,271
EMC Corp. (a)..................   19,481        352,606
Hewlett-Packard Co. ...........   22,481      1,003,102
Icad, Inc. (a).................    3,758         15,558
International Business Machines
  Corp. .......................   12,154      1,279,209
Interphase Corp. (a)...........      835          9,369
Lexmark International, Inc.
  (a)..........................      884         43,590
NCR Corp. (a)..................    1,954        102,663
Network Appliance, Inc. (a)....    3,417         99,777
Novatel Wireless, Inc. (a).....      404         10,512
Palm, Inc. (a).................      626         10,022
QLogic Corp. (a)...............    2,494         41,525
SanDisk Corp. (a)..............    2,397        117,309
Seagate Technology.............    2,500         54,425
Sun Microsystems, Inc. (a).....   30,843        162,234
Western Digital Corp. (a)......    2,731         52,845
                                           ------------
                                              4,736,381
                                           ------------
CONSTRUCTION & ENGINEERING -- 0.2%
EMCOR Group, Inc. (a)..........      209         15,236
Fluor Corp. ...................      968        107,806
Foster Wheeler, Ltd. (a).......      168         17,974
Jacobs Engineering Group, Inc.
  (a)..........................    1,936        111,340
Quanta Services, Inc. (a)......      300          9,201
URS Corp. (a)..................      313         15,196
                                           ------------
                                                276,753
                                           ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. .........      313         15,353
Florida Rock Industries,
  Inc. ........................      486         32,805
Headwaters, Inc. (a)...........      313          5,405
Martin Marietta Materials,
  Inc. ........................      495         80,200
Vulcan Materials Co. ..........    1,007        115,342
                                           ------------
                                                249,105
                                           ------------
CONSUMER FINANCE -- 0.8%
American Express Co. ..........    8,029        491,214
AmeriCredit Corp. (a)..........    1,964         52,144
Capital One Financial Corp. ...    3,507        275,089
SLM Corp. .....................    3,448        198,536
The First Marblehead Corp. ....      200          7,728
                                           ------------
                                              1,024,711
                                           ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a).......    2,566         64,073
Owens-Illinois, Inc. (a).......    2,018         70,630
Pactiv Corp. (a)...............    2,470         78,768
Sealed Air Corp. ..............    2,442         75,751
Smurfit-Stone Container Corp.
  (a)..........................    4,140         55,103
Temple-Inland, Inc. ...........    1,331         81,897
                                           ------------
                                                426,222
                                           ------------
DISTRIBUTORS -- 0.0% (C)
Genuine Parts Co. .............      522         25,891
                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a).........    1,407         82,211
Career Education Corp. (a).....    1,366         46,130
H&R Block, Inc. ...............    2,664         62,258
ITT Educational Services, Inc.
  (a)..........................      865        101,534
Laureate Education, Inc. (a)...    1,113         68,627
Service Corp. International....    5,674         72,514
Strayer Education, Inc. .......      104         13,698
The Service Master Co. ........    1,871         28,925
                                           ------------
                                                475,897
                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.2%
Bank of America Corp. .........   33,425      1,634,148
Chicago Mercantile Exchange
  Holdings, Inc. ..............      289        154,430
CIT Group, Inc. ...............    2,100        115,143
Citigroup, Inc. ...............   37,721      1,934,710
IntercontinentalExchange, Inc.
  (a)..........................      505         74,664
International Securities
  Exchange Holdings, Inc. .....      193         12,613
JPMorgan Chase & Co. ..........   25,752      1,247,685
Leucadia National Corp. .......    2,480         87,420
Moody's Corp. .................    2,382        148,160
NYSE Euronext..................      657         48,368
The Nasdaq Stock Market, Inc.
  (a)..........................      417         12,389
                                           ------------
                                              5,469,730
                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc. ....................   46,416      1,926,264
Cbeyond, Inc. (a)..............       21            809
CenturyTel, Inc. ..............      939         46,058
Citizens Communications Co. ...    5,029         76,793
Cogent Communications Group,
  Inc. (a).....................    1,461         43,640
Covad Communications Group,
  Inc. (a).....................    5,116          4,604
Embarq Corp. ..................    1,030         65,271
Eschelon Telecom, Inc. (a).....      223          6,601
Fibernet Telecom Group, Inc.
  (a)..........................    2,295         19,760
Level 3 Communications, Inc.
  (a)..........................    7,309         42,757
Qwest Communications
  International, Inc. (a)......   16,451        159,575
SureWest Communications........    1,633         44,483
Time Warner Telecom, Inc.
  (Class A) (a)................      200          4,020
Verizon Communications, Inc. ..   21,303        877,044
Windstream Corp. ..............    2,572         37,963
                                           ------------
                                              3,355,642
                                           ------------
ELECTRIC UTILITIES -- 1.7%
Allegheny Energy, Inc. (a).....    2,052        106,171
American Electric Power Co.,
  Inc. ........................    3,347        150,749
Central Vermont Public Service
  Corp. .......................    2,840        107,011
Duke Energy Corp. .............    7,807        142,868
Edison International...........    2,811        157,753
Entergy Corp. .................    1,677        180,026
Exelon Corp. ..................    5,159        374,543
FirstEnergy Corp. .............    2,610        168,945
FPL Group, Inc. ...............    2,998        170,107
MGE Energy, Inc. ..............    1,758         57,434
Northeast Utilities............      775         21,979
Pepco Holdings, Inc. ..........    3,489         98,390
Pinnacle West Capital Corp. ...      173          6,894
PPL Corp. .....................    3,672        171,813
Progress Energy, Inc. .........      626         28,539

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Reliant Energy, Inc. (a).......    4,116   $    110,926
The Southern Co. ..............    5,030        172,479
                                           ------------
                                              2,226,627
                                           ------------
ELECTRICAL EQUIPMENT -- 0.5%
BTU International, Inc. (a)....      209          2,882
Capstone Turbine Corp. (a).....    4,383          4,734
Cooper Industries, Ltd. .......    2,156        123,086
Emerson Electric Co. ..........    6,318        295,682
Hubbell, Inc. (Class B)........    1,169         63,383
Phazar Corp. (a)...............      730          4,563
Rockwell Automation, Inc. .....    1,604        111,382
Roper Industries, Inc. ........    1,373         78,398
                                           ------------
                                                684,110
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Aetrium, Inc. (a)..............    4,070         18,071
Agilent Technologies, Inc.
  (a)..........................    3,417        131,349
American Technology Corp. (a)..    2,192          8,264
Amphenol Corp. (Class A).......    2,422         86,344
Arrow Electronics, Inc. (a)....    1,906         73,248
Avnet, Inc. (a)................    2,192         86,891
Benchmark Electronics, Inc.
  (a)..........................      184          4,162
CDW Corp. (a)..................      936         79,532
Digital Angel Corp. (a)........    4,801          7,682
Itron, Inc. (a)................      100          7,794
Jabil Circuit, Inc. ...........    1,948         42,992
Lightpath Technologies, Inc.
  (a)..........................    4,279         20,881
Lumera Corp. (a)...............    1,670          7,448
Mechanical Technology, Inc.
  (a)..........................    3,338          4,206
Molex, Inc. ...................    2,046         61,400
National Instruments Corp. ....      417         13,582
RAE Systems, Inc. (a)..........    2,400          5,544
Sanmina-SCI Corp. (a)..........    7,823         24,486
Security With Advanced
  Technology, Inc. (a).........      419          1,676
Solectron Corp. (a)............   12,591         46,335
Superconductor Technologies,
  Inc. (a).....................      104            155
Tech Data Corp. (a)............      200          7,692
Tektronix, Inc. ...............    1,867         62,993
Trimble Navigation, Ltd. (a)...    2,202         70,904
Vishay Intertechnology, Inc.
  (a)..........................    3,351         53,013
                                           ------------
                                                926,644
                                           ------------
ENERGY EQUIPMENT & SERVICES -- 2.4%
Baker Hughes, Inc. ............    2,400        201,912
BJ Services Co. ...............    2,981         84,780
Cameron International Corp.
  (a)..........................      835         59,677
Diamond Offshore Drilling,
  Inc. ........................      417         42,351
ENSCO International, Inc. .....    1,804        110,062
GlobalSantaFe Corp. ...........    2,107        152,231
Grant Prideco, Inc. (a)........    2,151        115,788
Grey Wolf, Inc. (a)............    6,216         51,220
Halliburton Co. ...............    8,131        280,519
Helmerich & Payne, Inc. .......      626         22,173
Horizon Offshore, Inc. (a).....      300          5,760
Matrix Service Co. (a).........      154          3,827
Metretek Technologies, Inc.
  (a)..........................    1,671         25,800
Nabors Industries, Ltd. (a)....    2,853         95,233
National-Oilwell Varco, Inc.
  (a)..........................    1,693        176,478
Noble Corp. ...................    1,340        130,677
Omni Energy Services Corp.
  (a)..........................    4,173         46,738
Patterson-UTI Energy, Inc. ....    2,242         58,763
Pride International, Inc. (a)..    1,148         43,004
Rowan Cos., Inc. ..............    1,870         76,633
Schlumberger, Ltd. ............    8,369        710,863
Smith International, Inc. .....      731         42,866
Superior Energy Services, Inc.
  (a)..........................    2,620        104,590
TGC Industries, Inc. (a).......    2,958         32,242
Tidewater, Inc. ...............      417         29,557
Transocean, Inc. (a)...........    2,757        292,187
Universal Compression Holdings,
  Inc. (a).....................      209         15,146
Weatherford International, Ltd.
  (a)..........................    2,539        140,254
                                           ------------
                                              3,151,331
                                           ------------
FOOD & STAPLES RETAILING -- 2.0%
Costco Wholesale Corp. ........    3,843        224,892
CVS Caremark Corp. ............   12,754        464,883
Performance Food Group Co.
  (a)..........................    1,300         42,237
Safeway, Inc. .................    3,992        135,848
SUPERVALU, Inc. ...............    2,196        101,719
Sysco Corp. ...................    5,278        174,121
The Kroger Co. ................    5,740        161,466
The Topps Co., Inc. ...........    5,498         57,784
Wal-Mart Stores, Inc. .........   18,558        892,826
Walgreen Co. ..................    7,743        337,130
Whole Foods Market, Inc. ......    1,148         43,969
                                           ------------
                                              2,636,875
                                           ------------
FOOD PRODUCTS -- 1.4%
Archer-Daniels-Midland Co. ....    5,568        184,245
Bunge, Ltd. ...................    1,258        106,301
Campbell Soup Co. .............    2,695        104,593
ConAgra Foods, Inc. ...........    4,868        130,754
Dean Foods Co. ................    1,915         61,031
Del Monte Foods Co. ...........    5,073         61,688
Flowers Foods, Inc. ...........    2,211         73,759
General Mills, Inc. ...........    2,893        169,009
H.J. Heinz Co. ................    3,139        149,008
Kellogg Co. ...................      626         32,421
Kraft Foods, Inc. .............   11,500        405,375
McCormick & Co., Inc. .........      939         35,851
Pilgrim's Pride Corp. .........      313         11,947
Sara Lee Corp. ................    6,952        120,965
The Hershey Co. ...............    1,472         74,513
The J.M. Smucker Co. ..........      417         26,546
TreeHouse Foods, Inc. (a)......      382         10,165
Tyson Foods, Inc. (Class A)....    3,452         79,534
Wm. Wrigley Jr., Co. ..........      522         28,872
                                           ------------
                                              1,866,577
                                           ------------
GAS UTILITIES -- 0.2%
Cascade Natural Gas Corp. .....    1,842         48,647
Chesapeake Utilities Corp. ....    2,008         68,794
EnergySouth, Inc. .............    2,286        116,586
Questar Corp. .................    1,198         63,315
                                           ------------
                                                297,342
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics, Inc.
  (a)..........................    1,158         40,391
Angeion Corp. (a)..............    1,773         14,361
Bausch & Lomb, Inc. ...........      671         46,594
Baxter International, Inc. ....    4,617        260,122
Becton, Dickinson & Co. .......    2,058        153,321

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Biomet, Inc. ..................    2,232   $    102,047
Boston Scientific Corp. (a)....    9,202        141,159
C.R. Bard, Inc. ...............    1,075         88,827
Cambridge Heart, Inc. (a)......    6,782         29,366
Cytyc Corp. (a)................    1,894         81,650
Dade Behring Holdings, Inc. ...    1,718         91,260
Edwards Lifesciences Corp.
  (a)..........................    1,122         55,359
Hologic, Inc. (a)..............      417         23,064
Hospira, Inc. (a)..............    1,804         70,428
Insite Vision, Inc. (a)........    2,503          3,755
Kinetic Concepts, Inc. (a).....      746         38,770
Medtronic, Inc. ...............    8,758        454,190
St. Jude Medical, Inc. (a).....    3,138        130,196
Stryker Corp. .................    2,408        151,921
Varian Medical Systems, Inc.
  (a)..........................    1,644         69,886
Zimmer Holdings, Inc. (a)......    2,010        170,629
                                           ------------
                                              2,217,296
                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Aetna, Inc. ...................    4,792        236,725
AmerisourceBergen Corp. .......    2,283        112,940
Cardinal Health, Inc. .........    3,579        252,821
CIGNA Corp. ...................    3,093        161,516
Coventry Health Care, Inc.
  (a)..........................    1,570         90,511
DaVita, Inc. (a)...............    1,183         63,740
Express Scripts, Inc. (Class A)
  (a)..........................    2,746        137,327
Genesis HealthCare Corp. (a)...      197         13,479
Health Management Associates,
  Inc. ........................    2,428         27,582
Health Net, Inc. (a)...........    1,580         83,424
Healthsouth Corp. (a)..........      200          3,622
Healthways, Inc. (a)...........      209          9,900
Henry Schein, Inc. (a).........    1,398         74,695
Humana, Inc. (a)...............    1,649        100,441
Laboratory Corp. of America
  Holdings (a).................    1,400        109,564
Lincare Holdings, Inc. (a).....    1,296         51,646
Manor Care, Inc. ..............      939         61,307
McKesson Corp. ................    2,590        154,468
Medco Health Solutions, Inc.
  (a)..........................    2,387        186,162
Omnicare, Inc. ................    1,356         48,897
Patterson Cos., Inc. (a).......    1,358         50,613
Psychiatric Solutions, Inc.
  (a)..........................      313         11,349
Quest Diagnostics, Inc. .......    1,109         57,280
Tenet Healthcare Corp. (a).....    5,439         35,408
Triad Hospitals, Inc. (a)......      941         50,588
UnitedHealth Group, Inc. ......   10,865        555,636
VCA Antech, Inc. (a)...........    1,572         59,249
WellPoint, Inc. (a)............    4,581        365,701
                                           ------------
                                              3,166,591
                                           ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a).................    1,849         25,905
IMS Health, Inc. ..............    2,894         92,984
                                           ------------
                                                118,889
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Bob Evans Farms, Inc. .........    2,371         87,371
Brinker International, Inc. ...      860         25,172
Carnival Corp. ................    3,450        168,257
Darden Restaurants, Inc. ......    1,785         78,522
Gaylord Entertainment Co. (a)..      313         16,789
Harrah's Entertainment, Inc. ..    2,284        194,734
Hilton Hotels Corp. ...........    3,658        122,433
International Game Technology..    3,233        128,350
Las Vegas Sands Corp. (a)......      729         55,688
Marriott International, Inc.
  (Class A)....................    3,189        137,892
McDonald's Corp. ..............    9,511        482,779
MGM Mirage, Inc. (a)...........    1,385        114,235
Orient-Express Hotels, Ltd.
  (Class A)....................      225         12,015
Panera Bread Co. (Class A)
  (a)..........................      209          9,627
Penn National Gaming, Inc.
  (a)..........................      136          8,172
Ruby Tuesday, Inc. ............      522         13,744
Scientific Games Corp. (Class
  A) (a).......................    1,654         57,807
Starbucks Corp. (a)............    6,629        173,945
Starwood Hotels & Resorts
  Worldwide, Inc. .............    1,820        122,068
Station Casinos, Inc. .........      724         62,843
The Cheesecake Factory, Inc.
  (a)..........................    1,771         43,425
The Steak n Shake Co. (a)......    2,396         39,989
Wendy's International, Inc. ...    1,254         46,085
Wyndham Worldwide Corp. (a)....    1,774         64,325
Wynn Resorts, Ltd. ............      864         77,492
Yum! Brands, Inc. .............    5,148        168,443
                                           ------------
                                              2,512,202
                                           ------------
HOUSEHOLD DURABLES -- 0.8%
American Greetings Corp. (Class
  A)...........................    1,732         49,068
Bassett Furniture Industries,
  Inc. ........................    2,782         37,974
Beazer Homes USA, Inc. ........      763         18,823
Black & Decker Corp. ..........      833         73,562
Centex Corp. ..................    1,228         49,243
D.R. Horton, Inc. .............    2,808         55,963
Fortune Brands, Inc. ..........    1,239        102,056
Garmin, Ltd. ..................      200         14,794
Handheld Entertainment, Inc.
  (a)..........................      313            585
Harman International
  Industries, Inc. ............      746         87,133
KB HOME........................      969         38,150
Kimball International, Inc.
  (Class B)....................    3,016         42,254
Leggett & Platt, Inc. .........    2,373         52,325
Lennar Corp. (Class A).........    1,271         46,468
Mohawk Industries, Inc. (a)....      417         42,029
National Presto Industries,
  Inc. ........................      369         23,003
Newell Rubbermaid, Inc. .......    3,248         95,589
NVR, Inc. (a)..................       70         47,583
Pulte Homes, Inc. .............    1,992         44,720
Ryland Group, Inc. ............      675         25,225
Salton, Inc. (a)...............    6,680         12,492
Toll Brothers, Inc. (a)........    1,148         28,677
Whirlpool Corp. ...............      819         91,073
                                           ------------
                                              1,078,789
                                           ------------
HOUSEHOLD PRODUCTS -- 1.7%
Church & Dwight Co., Inc. .....    1,470         71,236
Colgate-Palmolive Co. .........    4,007        259,854
Energizer Holdings, Inc. (a)...      982         97,807
Kimberly-Clark Corp. ..........    3,306        221,139
Procter & Gamble Co. ..........   24,012      1,469,294
The Clorox Co. ................    1,111         68,993
                                           ------------
                                              2,188,323
                                           ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group,
  Inc. ........................    1,679        146,358
Mirant Corp. (a)...............    1,879         80,139

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

NRG Energy, Inc. (a)...........    2,698   $    112,156
The AES Corp. (a)..............    6,068        132,768
TXU Corp. .....................    3,346        225,186
US Energy Systems, Inc. (a)....    4,486          8,479
                                           ------------
                                                705,086
                                           ------------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co. ........................    5,072        440,199
General Electric Co. ..........   78,209      2,993,840
McDermott International, Inc.
  (a)..........................    1,139         94,674
Textron, Inc. .................    1,191        131,141
Tyco International, Ltd. ......   15,136        511,445
                                           ------------
                                              4,171,299
                                           ------------
INSURANCE -- 4.7%
ACE, Ltd. .....................    2,104        131,542
AFLAC, Inc. ...................    4,129        212,231
Alfa Corp. ....................    4,316         67,200
AMBAC Financial Group, Inc. ...    1,141         99,484
American International Group,
  Inc. ........................   17,206      1,204,936
AON Corp. .....................    2,878        122,632
Assurant, Inc. ................    1,888        111,241
Berkshire Hathaway, Inc. (Class
  A) (a).......................        7        766,325
Bristol West Holdings, Inc. ...      818         18,299
Chubb Corp. ...................    3,014        163,178
Cincinnati Financial Corp. ....    1,081         46,915
Everest Re Group, Ltd. ........      417         45,303
Fidelity National Financial,
  Inc. ........................    2,337         55,387
Genworth Financial, Inc. (Class
  A)...........................    2,845         97,868
Hartford Financial Services
  Group, Inc. .................    2,291        225,686
IPC Holdings, Ltd. ............      494         15,951
Lincoln National Corp. ........    2,235        158,573
Loews Corp. ...................    3,742        190,767
Marsh & McLennan Cos., Inc. ...    3,892        120,185
MBIA, Inc. ....................    1,442         89,721
MetLife, Inc. .................    3,523        227,163
Philadelphia Consolidated
  Holding Co. (a)..............      313         13,083
Principal Financial Group,
  Inc. ........................    2,619        152,662
ProAssurance Corp. (a).........    1,144         63,686
Prudential Financial, Inc. ....    4,013        390,184
Reinsurance Group America,
  Inc. ........................      313         18,855
RenaissanceRe Holdings, Ltd. ..      575         35,644
SAFECO Corp. ..................    1,441         89,717
Selective Insurance Group,
  Inc. ........................    2,551         68,571
The Allstate Corp. ............    4,846        298,077
The Hanover Insurance Group,
  Inc. ........................      934         45,570
The Phoenix Cos., Inc. ........    3,791         56,903
The Progressive Corp. .........    5,301        126,853
The Travelers Cos., Inc. ......    5,405        289,168
Torchmark Corp. ...............      417         27,939
Transatlantic Holdings, Inc. ..      209         14,866
Unum Group.....................    3,966        103,552
WR Berkley Corp. ..............      522         16,986
XL Capital, Ltd. (Class A).....      999         84,206
                                           ------------
                                              6,067,109
                                           ------------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)...........    2,760        188,812
Expedia, Inc. (a)..............    2,330         68,246
IAC/InterActiveCorp (a)........    2,330         80,641
Liberty Media Holding Corp. --
  Interactive (Class A) (a)....    5,318        118,751
                                           ------------
                                                456,450
                                           ------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Akamai Technologies, Inc. (a)..    1,649         80,207
aQuantive, Inc. (a)............      843         53,784
Art Technology Group, Inc.
  (a)..........................    3,027          8,052
EarthLink, Inc. (a)............    4,111         30,709
eBay, Inc. (a).................    7,818        251,583
eCollege.com, Inc. (a).........      100          2,225
EDGAR Online, Inc. (a).........      315            851
Equinix, Inc. (a)..............      100          9,147
Google, Inc. (Class A) (a).....    1,743        912,251
Internap Network Services Corp.
  (a)..........................    2,436         35,127
Local.com Corp. (a)............    2,609         18,080
Looksmart (a)..................    1,983          7,734
NaviSite, Inc. (a).............    3,549         26,973
Quepasa Corp. (a)..............    3,237         19,001
Terremark Worldwide, Inc. (a)..    1,878         12,113
VeriSign, Inc. (a).............    2,638         83,704
Websense, Inc. (a).............      417          8,861
Yahoo!, Inc. (a)...............    9,132        247,751
                                           ------------
                                              1,808,153
                                           ------------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A)......    3,414        146,426
Affiliated Computer Services,
  Inc. (a).....................    1,241         70,389
Automatic Data Processing,
  Inc. ........................    4,450        215,691
Broadridge Financial Solutions,
  Inc. ........................    1,112         21,261
Ceridian Corp. (a).............    2,329         81,515
Checkfree Corp. (a)............    1,234         49,607
Cognizant Technology Solutions
  Corp. (a)....................    1,402        105,276
Computer Sciences Corp. (a)....    1,824        107,890
Electronic Data Systems
  Corp. .......................    4,957        137,458
Fidelity National Information
  Services, Inc................    2,393        129,892
First Data Corp. ..............    5,807        189,715
Fiserv, Inc. (a)...............    1,947        110,590
Iron Mountain, Inc. (a)........    2,575         67,285
Mastercard, Inc. ..............      539         89,404
Paychex, Inc. .................    3,104        121,428
The BISYS Group, Inc. (a)......    2,895         34,248
The Western Union Co. .........    5,807        120,960
Unisys Corp. (a)...............    5,630         51,458
                                           ------------
                                              1,850,493
                                           ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ...............    1,384         45,160
Eastman Kodak Co. .............    2,901         80,735
Hasbro, Inc. ..................    2,794         87,759
Mattel, Inc. ..................    4,407        111,453
Pool Corp. ....................    1,331         51,949
                                           ------------
                                                377,056
                                           ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Advanced Magnetics, Inc. (a)...      167          9,713
Affymetrix, Inc. (a)...........      905         22,525
Applera Corp. -- Applied
  Biosystems Group.............    3,002         91,681
Charles River Laboratories
  International, Inc. (a)......      522         26,946

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Covance, Inc. (a)..............      417   $     28,590
Invitrogen Corp. (a)...........      737         54,354
Medivation, Inc. (a)...........    2,087         42,637
Millipore Corp. (a)............      914         68,632
Nektar Therapeutics (a)........      626          5,941
PerkinElmer, Inc. .............    2,377         61,945
Pure Bioscience (a)............    7,304         25,491
Sequenom, Inc. (a).............    2,297         10,382
Techne Corp. (a)...............      908         51,947
Thermo Fisher Scientific, Inc.
  (a)..........................    3,027        156,556
Waters Corp. (a)...............    1,347         79,958
                                           ------------
                                                737,298
                                           ------------
MACHINERY -- 2.1%
AGCO Corp. (a).................      200          8,682
Caterpillar, Inc. .............    5,198        407,003
CLARCOR, Inc. .................      417         15,608
Crane Co. .....................      417         18,953
Cummins, Inc. .................      618         62,548
Danaher Corp. .................    1,884        142,242
Deere & Co. ...................    2,020        243,895
Donaldson Co., Inc. ...........      377         13,402
Dover Corp. ...................    1,486         76,009
Eaton Corp. ...................    1,417        131,781
Federal Signal Corp. ..........    2,969         47,088
Harsco Corp. ..................    1,824         94,848
IDEX Corp. ....................    2,421         93,305
Illinois Tool Works, Inc. .....    3,770        204,296
Ingersoll-Rand Co., Ltd. (Class
  A)...........................    3,012        165,118
ITT Corp. .....................    1,854        126,591
Joy Global, Inc. ..............    1,962        114,444
Lincoln Electric Holdings,
  Inc. ........................      313         23,237
Oshkosh Truck Corp. ...........      522         32,844
PACCAR, Inc. ..................    2,415        210,202
Pall Corp. ....................    2,349        108,031
Parker-Hannifin Corp. .........    1,258        123,171
Pentair, Inc. .................    1,371         52,880
SPX Corp. .....................      836         73,409
Terex Corp. (a)................      218         17,723
The Manitowoc Co., Inc. .......      417         33,519
The Timken Co. ................    2,185         78,900
Watts Water Technologies,
  Inc. ........................    1,551         58,116
                                           ------------
                                              2,777,845
                                           ------------
MEDIA -- 3.6%
Cablevision Systems Corp.
  (Class A) (a)................    2,317         83,852
CBS Corp. .....................    5,691        189,624
Charter Communications, Inc.
  (a)..........................    5,009         20,286
Citadel Broadcasting Corp. ....    1,168          7,534
Clear Channel Communications,
  Inc. ........................    4,454        168,450
Comcast Corp. (Class A) (a)....   24,838        698,445
Courier Corp. .................    1,518         60,720
Discovery Holding Co. (Class A)
  (a)..........................    2,314         53,199
Dow Jones & Co., Inc. .........      313         17,982
EchoStar Communications Corp.
  (Class A) (a)................    2,608        113,109
EW Scripps Co. ................      626         28,602
Gannett Co., Inc. .............    1,786         98,141
Getty Images, Inc. (a).........      653         31,220
Idearc, Inc. ..................    1,018         35,966
Journal Communications, Inc. ..    3,036         39,498
Knology, Inc. (a)..............    2,087         36,251
Lamar Advertising Co. .........    1,046         65,647
Liberty Global, Inc. (Class A)
  (a)..........................    3,041        124,803
Liberty Media Corp. -- Capital
  (Series A) (a)...............    1,065        125,329
Live Nation, Inc. (a)..........      580         12,980
McClatchy Co. (Class A)........      200          5,062
News Corp. (Class A)...........   18,391        390,073
Omnicom Group, Inc. ...........    3,068        162,359
R.H. Donnelley Corp. (a).......      177         13,413
Radio One, Inc. (Class A) (a)..    2,877         20,340
Sirius Satellite Radio, Inc.
  (a)..........................   11,640         35,153
The DIRECTV Group, Inc. (a)....    8,395        194,008
The Interpublic Group of Cos.,
  Inc. (a).....................    4,854         55,336
The McGraw-Hill Cos., Inc. ....    3,207        218,333
The New York Times Co. (Class
  A)...........................      968         24,587
The Walt Disney Co. ...........   15,219        519,577
Time Warner, Inc. .............   33,903        713,319
Tribune Co. ...................    1,688         49,627
Viacom, Inc. (a)...............    5,691        236,916
Virgin Media, Inc. ............    2,126         51,811
XM Satellite Radio Holdings,
  Inc. (Class A) (a)...........    2,211         26,023
                                           ------------
                                              4,727,575
                                           ------------
METALS & MINING -- 1.1%
AK Steel Holding Corp. (a).....      243          9,081
Alcoa, Inc. ...................    7,093        287,479
Allegheny Technologies, Inc. ..      829         86,946
Chaparral Steel Co. ...........      200         14,374
Commercial Metals Co. .........      200          6,754
Freeport-McMoRan Copper & Gold,
  Inc. ........................    3,597        297,904
Metalline Mining, Inc. (a).....    6,366         24,000
Newmont Mining Corp. ..........    4,357        170,184
Nucor Corp. ...................    2,845        166,859
Quanex Corp. ..................      313         15,243
Southern Copper Corp. .........      626         59,007
Steel Dynamics, Inc. ..........      726         30,427
Titanium Metals Corp. (a)......    1,147         36,589
United States Steel Corp. .....    1,395        151,706
Wheeling-Pittsburgh Corp. (a)..      521          9,915
Worthington Industries, Inc. ..      522         11,301
                                           ------------
                                              1,377,769
                                           ------------
MULTI-UTILITIES -- 0.9%
Ameren Corp. ..................    1,669         81,798
CMS Energy Corp. ..............    3,292         56,622
Consolidated Edison, Inc. .....      626         28,245
Dominion Resources, Inc. ......    2,480        214,049
DTE Energy Co. ................      835         40,264
Energy East Corp. .............    2,699         70,417
KeySpan Corp. .................      626         26,280
NiSource, Inc. ................    1,044         21,621
PG&E Corp. ....................    3,595        162,854
PNM Resources, Inc. ...........      417         11,588
Public Service Enterprise
  Group, Inc. .................    1,808        158,706
Sempra Energy..................    1,932        114,432
TECO Energy, Inc. .............    3,814         65,525
Wisconsin Energy Corp. ........      835         36,932
Xcel Energy, Inc. .............    5,030        102,964
                                           ------------
                                              1,192,297
                                           ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

MULTILINE RETAIL -- 1.2%
Big Lots, Inc. (a).............    2,813   $     82,758
Dillard's, Inc. (Class A)......      522         18,755
Dollar General Corp. ..........    3,322         72,818
Dollar Tree Stores, Inc. (a)...    1,852         80,655
Family Dollar Stores, Inc. ....    2,003         68,743
J. C. Penney Co., Inc. ........    2,242        162,276
Kohl's Corp. (a)...............    2,533        179,919
Macy's, Inc. ..................    4,707        187,245
Nordstrom, Inc. ...............    2,250        115,020
Sears Holdings Corp. (a).......      752        127,464
Target Corp. ..................    6,369        405,068
                                           ------------
                                              1,500,721
                                           ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)................    8,639        159,649
Zebra Technologies Corp. (Class
  A) (a).......................    1,055         40,870
                                           ------------
                                                200,519
                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 8.2%
Abraxas Petroleum Corp. (a)....    3,129         14,049
Anadarko Petroleum Corp. ......    3,894        202,449
Apache Corp. ..................    2,576        210,176
Arch Coal, Inc. ...............    1,672         58,186
Blue Dolphin Energy Co. (a)....    8,243         24,729
Cano Petroleum, Inc. (a).......    3,129         18,774
Cheniere Energy, Inc. (a)......      500         19,395
Chesapeake Energy Corp. .......    3,389        117,259
Chevron Corp. .................   16,435      1,384,484
ConocoPhillips.................   11,760        923,160
CONSOL Energy, Inc. ...........    2,239        103,240
Cross Timbers Royalty Trust....    1,308         55,616
Crosstex Energy LP.............    1,217         42,911
Denbury Resources, Inc. (a)....    2,697        101,138
Devon Energy Corp. ............    4,008        313,786
Dune Energy, Inc. (a)..........    2,400          5,592
El Paso Corp. .................    6,751        116,320
Encore Acquisition Co. (a).....      313          8,701
Energy Transfer Partners LP....      455         28,087
Enterprise Products Partners
  LP...........................    2,760         87,796
EOG Resources, Inc. ...........    2,133        155,837
Exxon Mobil Corp. .............   44,066      3,696,256
Forest Oil Corp. (a)...........      417         17,622
Frontier Oil Corp. ............      200          8,754
Gasco Energy, Inc. (a).........    5,323         12,616
Hess Corp. ....................    1,876        110,609
Holly Corp. ...................      417         30,937
Houston Amern Energy Corp. ....    4,281         23,117
Hugoton Royalty Trust..........      196          4,945
Kinder Morgan Energy Partners
  LP...........................      908         50,113
Marathon Oil Corp. ............    6,198        371,632
Massey Energy Co. .............    1,197         31,900
Murphy Oil Corp. ..............    1,649         98,017
Newfield Exploration Co. (a)...      889         40,494
Noble Energy, Inc. ............    1,768        110,306
Occidental Petroleum Corp. ....    5,935        343,518
ONEOK Partners LP..............      386         26,422
Peabody Energy Corp. ..........    1,978         95,696
Pioneer Natural Resources
  Co. .........................    1,563         76,134
Plains All American Pipeline
  LP...........................    1,396         88,855
Plains Exploration & Production
  Co. (a)......................    1,424         68,081
Range Resources Corp. .........    2,548         95,321
Southwestern Energy Co. (a)....    1,055         46,948
Spectra Energy Corp. ..........    3,903        101,322
St. Mary Land & Exploration
  Co. .........................    1,807         66,172
Sunoco, Inc. ..................    1,489        118,644
Tesoro Corp. ..................    1,898        108,471
The Williams Cos., Inc. .......    5,473        173,056
Transmeridian Exploration, Inc.
  (a)..........................    4,698          8,268
Ultra Petroleum Corp. (a)......    1,122         61,979
Valero Energy Corp. ...........    5,307        391,975
XTO Energy, Inc. ..............    3,301        198,390
                                           ------------
                                             10,668,255
                                           ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. .......    4,216        164,635
MeadWestvaco Corp. ............    2,751         97,165
Weyerhaeuser Co. ..............    1,915        151,151
                                           ------------
                                                412,951
                                           ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ...........    3,892        143,031
The Estee Lauder Cos., Inc.
  (Class A)....................    1,568         71,360
                                           ------------
                                                214,391
                                           ------------
PHARMACEUTICALS -- 5.1%
Abbott Laboratories............   11,693        626,160
Allergan, Inc. ................    2,446        140,987
Barr Pharmaceuticals, Inc.
  (a)..........................    1,055         52,993
Bristol-Myers Squibb Co. ......   14,910        470,560
Cortex Pharmaceuticals, Inc.
  (a)..........................    1,879          5,017
Eli Lilly & Co. ...............    7,422        414,741
Emisphere Technologies, Inc.
  (a)..........................      419          2,028
Forest Laboratories, Inc. (a)..    3,304        150,828
Johnson & Johnson..............   21,741      1,339,680
King Pharmaceuticals, Inc.
  (a)..........................    1,589         32,511
Merck & Co., Inc. .............   16,435        818,463
Middlebrook Pharmaceuticals,
  Inc. ........................    5,321         13,462
Mylan Laboratories, Inc. ......    3,177         57,790
Pfizer, Inc. ..................   56,581      1,446,776
Replidyne, Inc. (a)............    1,252          7,262
Repros Therapeutics, Inc. (a)..    1,878         23,475
Schering-Plough Corp. .........   11,762        358,035
Sepracor, Inc. (a).............    1,120         45,942
Spectrum Pharmaceuticals, Inc.
  (a)..........................    1,880         13,480
Watson Pharmaceuticals, Inc.
  (a)..........................    1,572         51,137
Wyeth..........................   10,372        594,730
                                           ------------
                                              6,666,057
                                           ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%
Agree Realty Corp. ............    2,059         64,344
AMB Property Corp. ............      626         33,316
American Financial Realty
  Trust........................    4,110         42,415
American Land Lease, Inc. .....    1,807         45,175
Annaly Mortgage Management,
  Inc. ........................      939         13,540
Anthracite Capital, Inc. ......    5,216         61,027
Apartment Investment &
  Management Co. (Class A).....      400         20,168
Archstone-Smith Trust..........    2,581        152,563
Ashford Hospitality Trust,
  Inc. ........................    4,597         54,061
Avalonbay Communities, Inc. ...      509         60,510
BioMed Realty Trust, Inc. .....      827         20,774
Boston Properties, Inc. .......      722         73,738

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

BRE Properties, Inc. ..........      200   $     11,858
CBL & Associates Properties,
  Inc. ........................      623         22,459
Corporate Office Properties
  Trust........................    1,709         70,086
Crescent Real Estate Equities
  Co. .........................    2,442         54,798
Developers Diversified Realty
  Corp. .......................      781         41,167
Digital Realty Trust, Inc. ....      400         15,072
Equity Residential.............    2,592        118,273
Friedman, Billings, Ramsey
  Group, Inc. .................    3,456         18,870
General Growth Properties,
  Inc. ........................    2,562        135,658
Glimcher Realty Trust..........    2,472         61,800
GMH Communities Trust..........    3,475         33,673
Health Care Property Investors,
  Inc. ........................    1,044         30,203
Highland Hospitality Corp. ....    4,742         91,046
Home Properties, Inc. .........      200         10,386
Hospitality Properties Trust...      404         16,762
Host Hotels & Resorts, Inc. ...    5,504        127,252
Innkeepers USA Trust...........    3,706         65,707
Investors Real Estate Trust....    6,304         65,120
iStar Financial, Inc. .........      200          8,866
Kimco Realty Corp. ............      935         35,595
Kite Realty Group Trust........      300          5,706
LaSalle Hotel Properties.......    1,927         83,670
Liberty Property Trust.........      164          7,205
National Retail Properties,
  Inc. ........................    4,181         91,397
Nationwide Health Properties,
  Inc. ........................      522         14,198
Pennsylvania Real Estate
  Investment Trust.............    1,647         73,011
Plum Creek Timber Co., Inc. ...    2,408        100,317
Post Properties, Inc. .........      313         16,317
ProLogis.......................    2,137        121,595
Public Storage.................      513         39,409
Ramco-Gershenson Properties
  Trust........................    2,347         84,328
Simon Property Group, Inc. ....    1,751        162,913
Tanger Factory Outlet Centers,
  Inc. ........................    2,468         92,427
The Macerich Co. ..............      378         31,155
UDR, Inc. .....................      300          7,890
Urstadt Biddle Properties
  (Class A)....................    3,467         58,974
Ventas, Inc. ..................      200          7,250
Vornado Realty Trust...........      513         56,348
Weingarten Realty Investors....    1,030         42,333
Winston Hotels, Inc. ..........      778         11,670
                                           ------------
                                              2,784,395
                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)................    3,201        116,836
Jones Lang LaSalle, Inc. ......      209         23,722
Move, Inc. (a).................      939          4,207
The St. Joe Co. ...............      844         39,111
                                           ------------
                                                183,876
                                           ------------
ROAD & RAIL -- 0.9%
Avis Budget Group, Inc. (a)....    1,238         35,196
Burlington Northern Santa Fe
  Corp. .......................    3,094        263,423
CSX Corp. .....................    4,316        194,565
J.B. Hunt Transport Services,
  Inc. ........................    2,578         75,587
Kansas City Southern (a).......      522         19,596
Laidlaw International, Inc. ...    1,750         60,463
Landstar Systems, Inc. ........    1,884         90,903
Norfolk Southern Corp. ........    3,710        195,035
Union Pacific Corp. ...........    2,054        236,518
YRC Worldwide, Inc. (a)........      896         32,973
                                           ------------
                                              1,204,259
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc.
  (a)..........................    3,798         54,311
Altera Corp. ..................    2,734         60,503
Amkor Technology, Inc. (a).....      418          6,584
Anadigics, Inc. (a)............    1,357         18,713
Analog Devices, Inc. ..........    3,147        118,453
Applied Materials, Inc. .......   13,552        269,278
AXT, Inc. (a)..................    4,488         19,433
Broadcom Corp. (Class A) (a)...    3,865        113,051
Conexant Systems, Inc. (a).....    1,670          2,305
Ibis Technology Corp. (a)......    2,713          4,178
Intel Corp. ...................   47,229      1,122,161
International Rectifier Corp.
  (a)..........................      966         35,993
Intersil Corp. (Class A).......    2,542         79,971
KLA-Tencor Corp. ..............    1,821        100,064
Lam Research Corp. (a).........    1,714         88,100
Linear Technology Corp. .......    2,558         92,548
LSI Logic Corp. (a)............    5,404         40,584
Marvell Technology Group, Ltd.
  (a)..........................    1,670         30,411
Maxim Integrated Products,
  Inc. ........................    2,450         81,855
MEMC Electronic Materials, Inc.
  (a)..........................    2,421        147,972
Microchip Technology, Inc. ....    2,116         78,377
Micron Technology, Inc. (a)....    6,575         82,385
Microsemi Corp. (a)............      522         12,502
National Semiconductor Corp. ..    3,417         96,599
Neomagic Corp. (a).............    3,027         10,231
Novellus Systems, Inc. (a).....    1,955         55,463
NVIDIA Corp. (a)...............    3,505        144,792
Rambus, Inc. (a)...............    1,031         18,537
Sigma Designs, Inc. (a)........      313          8,166
Teradyne, Inc. (a).............    3,093         54,375
Texas Instruments, Inc. .......   12,715        478,465
Xilinx, Inc. ..................    2,542         68,049
                                           ------------
                                              3,594,409
                                           ------------
SOFTWARE -- 3.5%
Activision, Inc. (a)...........    3,437         64,169
Adobe Systems, Inc. (a)........    5,718        229,578
Authentidate Holding Corp.
  (a)..........................    4,383          6,706
Autodesk, Inc. (a).............    2,233        105,130
BEA Systems, Inc. (a)..........    5,916         80,990
BMC Software, Inc. (a).........    2,892         87,628
CA, Inc. ......................    3,876        100,117
Cadence Design Systems, Inc.
  (a)..........................    3,976         87,313
Citrix Systems, Inc. (a).......    2,490         83,838
Compuware Corp. (a)............    4,798         56,904
Electronic Arts, Inc. (a)......    2,492        117,921
Intuit, Inc. (a)...............    3,746        112,680
Jack Henry & Associates,
  Inc. ........................      626         16,120
McAfee, Inc. (a)...............    1,914         67,373
Microsoft Corp. ...............   69,096      2,036,259
Napster, Inc. (a)..............      311          1,057
NAVTEQ Corp. (a)...............    1,230         52,078
Novell, Inc. (a)...............    5,872         45,743
Oracle Corp. (a)...............   34,101        672,131
Parametric Technology Corp.
  (a)..........................    2,684         58,001
Red Hat, Inc. (a)..............    2,886         64,300
Salesforce.com, Inc. (a).......      200          8,572
Smith Micro Software, Inc.
  (a)..........................    1,148         17,289
Symantec Corp. (a).............   10,622        214,564

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Synopsys, Inc. (a).............    2,840   $     75,061
Versant Corp. (a)..............    1,461         35,239
                                           ------------
                                              4,496,761
                                           ------------
SPECIALTY RETAIL -- 2.1%
Abercrombie & Fitch Co. .......      913         66,631
Advance Auto Parts, Inc. ......    1,296         52,527
American Eagle Outfitters,
  Inc. ........................    2,280         58,505
AutoNation, Inc. (a)...........    2,735         61,373
AutoZone, Inc. (a).............      642         87,710
Bed Bath & Beyond, Inc. (a)....    2,699         97,137
Best Buy Co., Inc. ............    3,399        158,631
Borders Group, Inc. ...........      522          9,949
Chico's FAS, Inc. (a)..........    1,785         43,447
Circuit City Stores, Inc. .....    2,655         40,037
Dick's Sporting Goods, Inc.
  (a)..........................      200         11,634
Foot Locker, Inc. .............    1,862         40,592
Guitar Center, Inc. (a)........      209         12,500
Limited Brands, Inc. ..........    3,164         86,852
Lowe's Cos., Inc. .............   10,861        333,324
Mens Wearhouse, Inc. ..........      417         21,296
O'Reilly Automotive, Inc. (a)..    1,804         65,936
Office Depot, Inc. (a).........    3,203         97,051
PETsMART, Inc. ................    1,883         61,103
RadioShack Corp. ..............    1,841         61,011
Rent-A-Center, Inc. (a)........      626         16,420
Ross Stores, Inc. .............    1,812         55,810
Staples, Inc. .................    6,647        157,733
The Gap, Inc. .................    5,157         98,499
The Home Depot, Inc. ..........   16,588        652,738
The Sherwin-Williams Co. ......      417         27,718
The TJX Cos., Inc. ............    3,607         99,193
Tiffany & Co. .................    1,711         90,786
Urban Outfitters, Inc. (a).....    1,612         38,736
Williams-Sonoma, Inc. .........    1,254         39,601
Zale Corp. (a).................      417          9,929
                                           ------------
                                              2,754,409
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a)................    3,514        166,528
Hanesbrands, Inc. (a)..........      868         23,462
Jones Apparel Group, Inc. .....    1,922         54,296
Liz Claiborne, Inc. ...........    1,612         60,128
NIKE, Inc. (Class B)...........    2,988        174,170
Quiksilver, Inc. (a)...........    2,782         39,310
V. F. Corp. ...................      313         28,665
Wolverine World Wide, Inc. ....    2,196         60,851
                                           ------------
                                                607,410
                                           ------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Astoria Financial Corp. .......      731         18,304
Berkshire Hills Bancorp,
  Inc. ........................    1,398         44,051
Countrywide Financial Corp. ...    4,551        165,429
Fannie Mae.....................    7,331        478,934
Freddie Mac....................    5,169        313,758
Hudson City Bancorp, Inc. .....    1,774         21,678
KNBT Bancorp, Inc. ............    1,943         28,562
MGIC Investment Corp. .........    1,116         63,456
NewAlliance Bancshares, Inc. ..    4,807         70,759
OceanFirst Financial Corp. ....    2,627         46,235
People's United Financial,
  Inc. ........................    4,069         72,143
Radian Group, Inc. ............    1,314         70,956
Sovereign Bancorp, Inc. .......    3,589         75,872
TrustCo Bank Corp. NY..........    5,288         52,246
Washington Mutual, Inc. .......    7,110        303,171
                                           ------------
                                              1,825,554
                                           ------------
TOBACCO -- 1.0%
Altria Group, Inc. ............   16,112      1,130,096
Loews Corp.-Carolina Group.....      313         24,185
Reynolds American, Inc. .......    1,684        109,797
UST, Inc. .....................    1,721         92,435
                                           ------------
                                              1,356,513
                                           ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ..................    1,967         82,339
Kaman Corp. (Class A)..........    2,460         76,727
W.W. Grainger, Inc. ...........      313         29,125
                                           ------------
                                                188,191
                                           ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ............      939         21,118
Middlesex Water Co. ...........    3,234         62,125
                                           ------------
                                                 83,243
                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. ..................    2,487        167,997
American Tower Corp. (Class A)
  (a)..........................    3,289        138,138
Crown Castle International
  Corp. (a)....................    2,847        103,261
FiberTower Corp. (a)...........    2,399         10,388
Goamerica, Inc. (a)............    1,772          9,214
Leap Wireless International,
  Inc. (a).....................      313         26,448
NII Holdings, Inc. (a).........    1,476        119,172
SBA Communications Corp. (a)...    1,015         34,094
Sprint Nextel Corp. ...........   20,604        426,709
Telephone & Data Systems,
  Inc. ........................    1,337         83,656
                                           ------------
                                              1,119,077
                                           ------------
TOTAL COMMON STOCKS -- (Cost
  $101,804,508)................             129,703,882
                                           ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $398,738)..............  398,738        398,738
                                           ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $102,203,246)..........             130,102,620
                                           ------------
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                 115,583
                                           ------------
NET ASSETS -- 100.0%...........            $130,218,203
                                           ============




(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)
(c)    Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----


COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.3%
Alliant Techsystems, Inc. (a)...      26   $     2,578
Boeing Co. .....................     504        48,465
General Dynamics Corp. .........     233        18,225
Goodrich Corp. .................      80         4,765
Honeywell International, Inc. ..     518        29,153
L-3 Communications Holdings,
  Inc. .........................      84         8,181
Lockheed Martin Corp. ..........     238        22,403
Northrop Grumman Corp. .........     224        17,443
Precision Castparts Corp. ......      92        11,165
Raytheon Co. ...................     310        16,706
Rockwell Collins, Inc. .........     121         8,547
Spirit Aerosystems Holdings,
  Inc. (a)......................      70         2,523
United Technologies Corp. ......     647        45,892
                                           -----------
                                               236,046
                                           -----------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide, Inc. ..     114         5,987
Expeditors International
  Washington, Inc. .............     148         6,113
FedEx Corp. ....................     200        22,194
United Parcel Service, Inc.
  (Class B).....................     429        31,317
                                           -----------
                                                65,611
                                           -----------
AIRLINES -- 0.2%
AMR Corp. (a)...................     156         4,111
Delta Air Lines, Inc. (a).......     150         2,955
Northwest Airlines Corp. (a)....     196         4,351
Southwest Airlines Co. .........     554         8,260
UAL Corp. (a)...................      59         2,395
US Airways Group, Inc. (a)......      45         1,362
                                           -----------
                                                23,434
                                           -----------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. ...............      39         3,356
Johnson Controls, Inc. .........     143        16,555
The Goodyear Tire & Rubber Co.
  (a)...........................     132         4,588
                                           -----------
                                                24,499
                                           -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. .................   1,281        12,067
General Motors Corp. ...........     343        12,966
Harley-Davidson, Inc. ..........     184        10,968
                                           -----------
                                                36,001
                                           -----------
BEVERAGES -- 1.9%
Anheuser-Busch Cos., Inc. ......     502        26,184
Brown-Forman Corp. .............      42         3,069
Coca-Cola Enterprises, Inc. ....     177         4,248
Constellation Brands, Inc.
  (Class A) (a).................     133         3,229
Molson Coors Brewing Co. .......      48         4,438
PepsiCo, Inc. ..................   1,162        75,356
The Coca-Cola Co. ..............   1,490        77,942
The Pepsi Bottling Group,
  Inc. .........................      86         2,897
                                           -----------
                                               197,363
                                           -----------
BIOTECHNOLOGY -- 1.4%
Amgen, Inc. (a).................     813        44,951
Amylin Pharmaceuticals, Inc.
  (a)...........................      76         3,128
Biogen Idec, Inc. (a)...........     232        12,412
Celgene Corp. (a)...............     260        14,906
Cephalon, Inc. (a)..............      53         4,261
Genentech, Inc. (a).............     324        24,514
Genzyme Corp. (a)...............     179        11,527
Gilead Sciences, Inc. (a).......     656        25,433
Millennium Pharmaceuticals, Inc.
  (a)...........................     212         2,241
Vertex Pharmaceuticals, Inc.
  (a)...........................      73         2,085
                                           -----------
                                               145,458
                                           -----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ...     123         7,254
Masco Corp. ....................     272         7,744
USG Corp. (a)...................      53         2,599
                                           -----------
                                                17,597
                                           -----------
CAPITAL MARKETS -- 3.5%
A.G. Edwards, Inc. .............      54         4,566
AllianceBernstein Holding LP....      19         1,655
Ameriprise Financial, Inc. .....     151         9,599
Bank of New York Mellon Corp. ..     531        22,005
BlackRock, Inc. ................      14         2,192
E*TRADE Financial Corp. (a).....     292         6,450
Eaton Vance Corp. ..............      95         4,197
Federated Investors, Inc. ......      67         2,568
Franklin Resources, Inc. .......     122        16,161
Janus Capital Group, Inc. ......     151         4,204
Legg Mason, Inc. ...............      88         8,658
Lehman Brothers Holdings,
  Inc. .........................     374        27,871
Mellon Financial Corp. .........     294        12,936
Merrill Lynch & Co., Inc. ......     583        48,727
Morgan Stanley..................     681        57,122
Northern Trust Corp. ...........     134         8,608
Nuveen Investments, Inc. .......      54         3,356
SEI Investments Co. ............      98         2,846
State Street Corp. (b)..........     276        18,878
T. Rowe Price Group, Inc. ......     180         9,340
TD Ameritrade Holding Corp.
  (a)...........................     153         3,060
The Bear Stearns Cos., Inc. ....      87        12,180
The Charles Schwab Corp. .......     725        14,877
The Goldman Sachs Group, Inc. ..     262        56,789
                                           -----------
                                               358,845
                                           -----------
CHEMICALS -- 1.6%
Air Products & Chemicals,
  Inc. .........................     142        11,413
Ashland, Inc. ..................      40         2,558
Celanese Corp. .................      97         3,762
E. I. du Pont de Nemours &
  Co. ..........................     638        32,436
Eastman Chemical Co. ...........      52         3,345
Ecolab, Inc. ...................     127         5,423
Huntsman Corp. .................      63         1,531
International Flavors &
  Fragrances, Inc. .............      59         3,076
Lubrizol Corp. .................      45         2,905
Lyondell Chemical Co. ..........     156         5,791
Monsanto Co. ...................     375        25,327
PPG Industries, Inc. ...........     117         8,905
Praxair, Inc. ..................     224        16,126
Rohm & Haas Co. ................      99         5,413
Sigma-Aldrich Corp. ............      88         3,755
The Dow Chemical Co. ...........     668        29,539
The Mosaic Co. (a)..............      92         3,590
                                           -----------
                                               164,895
                                           -----------
COMMERCIAL BANKS -- 3.5%
Associated Bancorp..............      79         2,583
BB&T Corp. .....................     374        15,214

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Comerica, Inc. .................     111   $     6,601
Commerce Bancorp, Inc. .........     125         4,624
Commerce Bancshares, Inc. ......      56         2,537
Compass Bancshares, Inc. .......      90         6,208
Fifth Third Bancorp.............     321        12,766
First Horizon National Corp. ...      82         3,198
Huntington Bancshares, Inc. ....     160         3,638
Keycorp.........................     282         9,681
M&T Bank Corp. .................      57         6,093
Marshall & Ilsley Corp. ........     172         8,192
National City Corp. ............      31         2,359
National City Corp. ............     380        12,662
PNC Financial Services Group....     239        17,108
Popular, Inc. ..................     167         2,684
Regions Financial Corp. ........     514        17,013
Sky Financial Group, Inc. ......      75         2,090
SunTrust Banks, Inc. ...........     248        21,264
Synovus Financial Corp. ........     176         5,403
TCF Financial Corp. ............      89         2,474
The Colonial BancGroup, Inc. ...     103         2,572
U.S. Bancorp....................   1,240        40,858
UnionBanCal Corp. ..............      39         2,328
Valley National Bancorp.........      86         1,936
Wachovia Corp. .................   1,351        69,239
Wells Fargo & Co. ..............   2,219        78,042
Zions Bancorp...................      72         5,538
                                           -----------
                                               364,905
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries, Inc.
  (a)...........................     199         2,679
Avery Dennison Corp. ...........      64         4,255
ChoicePoint, Inc. (a)...........      58         2,462
Cintas Corp. ...................     101         3,982
Dun & Bradstreet Corp. .........      43         4,428
Equifax, Inc. ..................     107         4,753
Manpower, Inc. .................      65         5,996
Monster Worldwide, Inc. (a).....      77         3,165
Pitney Bowes, Inc. .............     156         7,304
R.R. Donnelley & Sons Co. ......     150         6,526
Republic Services, Inc. ........     124         3,799
Robert Half International,
  Inc. .........................     121         4,417
The Corporate Executive Board
  Co. ..........................      28         1,817
Waste Management, Inc. .........     378        14,761
                                           -----------
                                                70,344
                                           -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
Avaya, Inc. (a).................     300         5,052
Cisco Systems, Inc. (a).........   4,295       119,616
Corning, Inc. (a)...............   1,087        27,773
Harris Corp. ...................      93         5,073
JDS Uniphase Corp. (a)..........     132         1,773
Juniper Networks, Inc. (a)......     379         9,539
Motorola, Inc. .................   1,687        29,860
QUALCOMM, Inc. .................   1,152        49,985
Tellabs, Inc. (a)...............     297         3,196
                                           -----------
                                               251,867
                                           -----------
COMPUTERS & PERIPHERALS -- 3.7%
Apple Computer, Inc. (a)........     603        73,590
Dell, Inc. (a)..................   1,424        40,655
Diebold, Inc. ..................      46         2,401
EMC Corp. (a)...................   1,536        27,802
Hewlett-Packard Co. ............   1,905        85,001
International Business Machines
  Corp. ........................     964       101,461
Lexmark International, Inc.
  (a)...........................      73         3,600
NCR Corp. (a)...................     128         6,725
Network Appliance, Inc. (a).....     251         7,329
SanDisk Corp. (a)...............     152         7,439
Seagate Technology..............     383         8,338
Sun Microsystems, Inc. (a)......   2,520        13,255
Western Digital Corp. (a).......     151         2,922
                                           -----------
                                               380,518
                                           -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp. ....................      60         6,682
Jacobs Engineering Group, Inc.
  (a)...........................      80         4,601
KBR, Inc. (a)...................     114         2,990
                                           -----------
                                                14,273
                                           -----------
CONSTRUCTION MATERIALS -- 0.1%
Florida Rock Industries, Inc. ..      39         2,633
Martin Marietta Materials,
  Inc. .........................      31         5,023
Vulcan Materials Co. ...........      62         7,101
                                           -----------
                                                14,757
                                           -----------
CONSUMER FINANCE -- 0.9%
American Express Co. ...........     742        45,396
AmeriCredit Corp. (a)...........      81         2,151
Capital One Financial Corp. ....     293        22,983
First Marblehead Corp. .........      43         1,661
SLM Corp. ......................     287        16,525
Student Loan Corp. .............       3           612
                                           -----------
                                                89,328
                                           -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .....................      75         3,988
Bemis Co., Inc. ................      76         2,522
Crown Holdings, Inc. (a)........     113         2,822
Pactiv Corp. (a)................      93         2,966
Sealed Air Corp. ...............     114         3,536
Smurfit-Stone Container Corp.
  (a)...........................     172         2,289
Sonoco Products Co. ............      69         2,954
Temple-Inland, Inc. ............      74         4,553
                                           -----------
                                                25,630
                                           -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ..............     117         5,803
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)..........     108         6,310
H&R Block, Inc. ................     213         4,978
The Service Master Co. .........     200         3,092
Weight Watchers International,
  Inc. .........................      30         1,525
                                           -----------
                                                15,905
                                           -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Bank of America Corp. ..........   3,174       155,177
Cbot Holdings, Inc. (a).........      25         5,165
Chicago Mercantile Exchange
  Holdings, Inc. ...............      22        11,756
CIT Group, Inc. ................     137         7,512
Citigroup, Inc. ................   3,499       179,464
IntercontinentalExchange, Inc.
  (a)...........................      40         5,914
JPMorgan Chase & Co. ...........   2,437       118,073
Leucadia National Corp. ........     112         3,948
Moody's Corp. ..................     168        10,449

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Nymex Holdings, Inc. ...........      25   $     3,141
NYSE Euronext...................     133         9,791
                                           -----------
                                               510,390
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
AT&T, Inc. .....................   4,350       180,525
CenturyTel, Inc. ...............      83         4,071
Citizens Communications Co. ....     224         3,420
Embarq Corp. ...................      99         6,274
Level 3 Communications, Inc.
  (a)...........................     900         5,265
Qwest Communications
  International, Inc. (a).......   1,072        10,398
Verizon Communications, Inc. ...   2,040        83,987
Windstream Corp. ...............     326         4,812
                                           -----------
                                               298,752
                                           -----------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc. (a)......     125         6,468
American Electric Power Co.,
  Inc. .........................     272        12,251
DPL, Inc. ......................      79         2,239
Duke Energy Corp. ..............     875        16,012
Edison International............     206        11,561
Entergy Corp. ..................     148        15,888
Exelon Corp. ...................     465        33,759
FirstEnergy Corp. ..............     226        14,629
FPL Group, Inc. ................     258        14,639
Northeast Utilities.............     107         3,035
Pepco Holdings, Inc. ...........     127         3,581
Pinnacle West Capital Corp. ....      64         2,550
PPL Corp. ......................     260        12,165
Progress Energy, Inc. ..........     168         7,659
Reliant Energy, Inc. (a)........     237         6,387
The Southern Co. ...............     530        18,174
                                           -----------
                                               180,997
                                           -----------
ELECTRICAL EQUIPMENT -- 0.5%
AMETEK, Inc. ...................      71         2,817
Cooper Industries, Ltd. ........     130         7,422
Emerson Electric Co. ...........     568        26,582
Hubbell, Inc. (Class B).........      39         2,115
Rockwell Automation, Inc. ......     105         7,291
Roper Industries, Inc. .........      60         3,426
                                           -----------
                                                49,653
                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc. (a)..     286        10,994
Amphenol Corp. (Class A)........     124         4,421
Arrow Electronics, Inc. (a).....      79         3,036
Avnet, Inc. (a).................     102         4,043
CDW Corp. (a)...................      47         3,993
Ingram Micro, Inc. (Class A)
  (a)...........................      99         2,149
Jabil Circuit, Inc. ............     125         2,759
Molex, Inc. ....................      91         2,731
Solectron Corp. (a).............     697         2,565
                                           -----------
                                                36,691
                                           -----------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Baker Hughes, Inc. .............     224        18,845
BJ Services Co. ................     213         6,058
Cameron International Corp.
  (a)...........................      78         5,575
Diamond Offshore Drilling,
  Inc. .........................      42         4,266
ENSCO International, Inc. ......     106         6,467
FMC Technologies, Inc. (a)......      48         3,803
GlobalSantaFe Corp. ............     168        12,138
Grant Prideco, Inc. (a).........      91         4,899
Halliburton Co. ................     645        22,252
Nabors Industries, Ltd. (a).....     209         6,976
National-Oilwell Varco, Inc.
  (a)...........................     125        13,030
Noble Corp. ....................      96         9,362
Patterson-UTI Energy, Inc. .....     109         2,857
Pride International, Inc. (a)...     107         4,008
Rowan Cos., Inc. ...............      74         3,033
Schlumberger, Ltd. .............     825        70,075
Smith International, Inc. ......     146         8,561
Transocean, Inc. (a)............     204        21,620
Weatherford International, Ltd.
  (a)...........................     243        13,423
                                           -----------
                                               237,248
                                           -----------
FOOD & STAPLES RETAILING -- 2.2%
Costco Wholesale Corp. .........     321        18,785
CVS Corp. ......................   1,104        40,241
Safeway, Inc. ..................     305        10,379
SUPERVALU, Inc. ................     148         6,855
Sysco Corp. ....................     434        14,318
The Kroger Co. .................     468        13,165
Wal-Mart Stores, Inc. ..........   1,807        86,935
Walgreen Co. ...................     703        30,608
Whole Foods Market, Inc. .......      98         3,753
                                           -----------
                                               225,039
                                           -----------
FOOD PRODUCTS -- 1.4%
Archer-Daniels-Midland Co. .....     409        13,534
Bunge, Ltd. ....................      80         6,760
Campbell Soup Co. ..............     169         6,559
ConAgra Foods, Inc. ............     371         9,965
Dean Foods Co. .................      86         2,741
General Mills, Inc. ............     246        14,371
H.J. Heinz Co. .................     220        10,443
Hormel Foods Corp. .............      51         1,905
Kellogg Co. ....................     171         8,856
Kraft Foods, Inc. ..............   1,132        39,903
McCormick & Co., Inc. ..........      92         3,513
Sara Lee Corp. .................     538         9,361
Smithfield Foods, Inc. (a)......      77         2,371
The Hershey Co. ................     120         6,074
Tyson Foods, Inc. (Class A).....     193         4,447
Wm. Wrigley Jr., Co. ...........     159         8,794
                                           -----------
                                               149,597
                                           -----------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. ......      79         3,915
ONEOK, Inc. ....................      73         3,680
Questar Corp. ..................     114         6,025
                                           -----------
                                                13,620
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Bausch & Lomb, Inc. ............      35         2,430
Baxter International, Inc. .....     456        25,691
Beckman Coulter, Inc. ..........      42         2,717
Becton, Dickinson & Co. ........     162        12,069
Biomet, Inc. ...................     161         7,361
Boston Scientific Corp. (a).....     941        14,435
C.R. Bard, Inc. ................      72         5,949
Cytyc Corp. (a).................      78         3,363
Dade Behring Holdings, Inc. ....      62         3,293

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Dentsply International, Inc. ...      97   $     3,711
Hillenbrand Industries, Inc. ...      35         2,275
Hospira, Inc. (a)...............     104         4,060
Intuitive Surgical, Inc. (a)....      26         3,608
Medtronic, Inc. ................     806        41,799
St. Jude Medical, Inc. (a)......     252        10,456
Stryker Corp. ..................     200        12,618
Varian Medical Systems, Inc.
  (a)...........................      96         4,081
Zimmer Holdings, Inc. (a).......     167        14,177
                                           -----------
                                               174,093
                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.3%
Aetna, Inc. ....................     364        17,982
AmerisourceBergen Corp. ........     133         6,579
Brookdale Senior Living, Inc. ..      36         1,640
Cardinal Health, Inc. ..........     280        19,779
CIGNA Corp. ....................     216        11,279
Community Health Systems, Inc.
  (a)...........................      62         2,508
Coventry Health Care, Inc. (a)..     108         6,226
DaVita, Inc. (a)................      70         3,772
Express Scripts, Inc. (Class A)
  (a)...........................     170         8,502
Health Net, Inc. (a)............      74         3,907
Henry Schein, Inc. (a)..........      59         3,152
Humana, Inc. (a)................     111         6,761
Laboratory Corp. of America
  Holdings (a)..................      91         7,122
Lincare Holdings, Inc. (a)......      68         2,710
Manor Care, Inc. ...............      45         2,938
McKesson Corp. .................     211        12,584
Medco Health Solutions, Inc.
  (a)...........................     204        15,910
Omnicare, Inc. .................      84         3,029
Patterson Cos., Inc. (a)........      84         3,131
Quest Diagnostics, Inc. ........     107         5,526
Tenet Healthcare Corp. (a)......     319         2,077
Triad Hospitals, Inc. (a).......      60         3,226
UnitedHealth Group, Inc. .......     943        48,225
Universal Health Services, Inc.
  (Class B).....................      41         2,521
WellPoint, Inc. (a).............     432        34,487
                                           -----------
                                               235,573
                                           -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)................      43         2,385
IMS Health, Inc. ...............     153         4,916
                                           -----------
                                                 7,301
                                           -----------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
American Real Estate Partners
  LP............................       4           407
Boyd Gaming Corp. ..............      35         1,722
Brinker International, Inc. ....      88         2,576
Carnival Corp. .................     290        14,143
Darden Restaurants, Inc. .......      85         3,739
Harrah's Entertainment, Inc. ...     129        10,999
Hilton Hotels Corp. ............     246         8,234
International Game Technology...     238         9,449
Las Vegas Sands Corp. (a).......      72         5,500
Marriott International, Inc.
  (Class A).....................     241        10,421
McDonald's Corp. ...............     842        42,740
MGM Mirage, Inc. (a)............      84         6,928
Penn National Gaming, Inc. (a)..      45         2,704
Royal Caribbean Cruises, Ltd. ..      88         3,782
Starbucks Corp. (a).............     529        13,881
Starwood Hotels & Resorts
  Worldwide, Inc. ..............     147         9,859
Station Casinos, Inc. ..........      29         2,517
Wendy's International, Inc. ....      61         2,242
Wyndham Worldwide Corp. (a).....     136         4,931
Wynn Resorts, Ltd. .............      50         4,484
Yum! Brands, Inc. ..............     370        12,106
                                           -----------
                                               173,364
                                           -----------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp. ...........      47         4,150
Centex Corp. ...................      78         3,128
D.R. Horton, Inc. ..............     188         3,747
Fortune Brands, Inc. ...........     103         8,484
Garmin, Ltd. ...................      79         5,844
Harman International Industries,
  Inc. .........................      46         5,373
KB HOME.........................      53         2,087
Leggett & Platt, Inc. ..........     130         2,866
Lennar Corp. (Class A)..........      94         3,437
Mohawk Industries, Inc. (a).....      38         3,830
Newell Rubbermaid, Inc. ........     187         5,503
NVR, Inc. (a)...................       4         2,719
Pulte Homes, Inc. ..............     144         3,233
The Stanley Works...............      59         3,581
Toll Brothers, Inc. (a).........      81         2,023
Whirlpool Corp. ................      54         6,005
                                           -----------
                                                66,010
                                           -----------
HOUSEHOLD PRODUCTS -- 1.9%
Colgate-Palmolive Co. ..........     365        23,670
Energizer Holdings, Inc. (a)....      36         3,586
Kimberly-Clark Corp. ...........     318        21,271
Procter & Gamble Co. ...........   2,240       137,065
The Clorox Co. .................     107         6,645
                                           -----------
                                               192,237
                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group,
  Inc. .........................     128        11,158
Dynegy, Inc. (Class A) (a)......     280         2,643
Mirant Corp. (a)................     177         7,549
NRG Energy, Inc. (a)............     172         7,150
The AES Corp. (a)...............     471        10,306
TXU Corp. ......................     318        21,401
                                           -----------
                                                60,207
                                           -----------
INDUSTRIAL CONGLOMERATES -- 3.7%
3M Co. .........................     471        40,878
General Electric Co. ...........   7,255       277,721
McDermott International, Inc.
  (a)...........................      74         6,151
Textron, Inc. ..................      77         8,479
Tyco International, Ltd. .......   1,384        46,765
                                           -----------
                                               379,994
                                           -----------
INSURANCE -- 5.6%
ACE, Ltd. ......................     225        14,067
AFLAC, Inc. ....................     363        18,658
AMBAC Financial Group, Inc. ....      76         6,626
American International Group,
  Inc. .........................   1,608       112,608
AON Corp. ......................     195         8,309
Arch Capital Group, Ltd. (a)....      29         2,104
Arthur J. Gallagher & Co. ......      60         1,673
Assurant, Inc. .................      80         4,714
Axis Capital Holdings, Ltd. ....      98         3,984
Berkshire Hathaway, Inc. (Class
  A) (a)........................       1       109,475
Brown & Brown, Inc. ............      77         1,936

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Chubb Corp. ....................     288   $    15,592
Cincinnati Financial Corp. .....     101         4,383
CNA Financial Corp. ............      15           715
Conseco, Inc. (a)...............     104         2,173
Everest Re Group, Ltd. .........      45         4,889
Fidelity National Title Group,
  Inc. .........................     146         3,460
First American Corp. ...........      58         2,871
Genworth Financial, Inc. (Class
  A)............................     312        10,733
Lincoln National Corp. .........     194        13,764
Loews Corp. ....................     326        16,620
Markel Corp. (a)................       6         2,907
Marsh & McLennan Cos., Inc. ....     380        11,734
MBIA, Inc. .....................      93         5,787
MetLife, Inc. ..................     321        20,698
Nationwide Financial Services,
  Inc. (Class A)................      39         2,466
Old Republic International
  Corp. ........................     146         3,104
Principal Financial Group,
  Inc. .........................     190        11,075
Protective Life Corp. ..........      45         2,152
Prudential Financial, Inc. .....     334        32,475
SAFECO Corp. ...................      74         4,607
The Allstate Corp. .............     436        26,818
The Hartford Financial Services
  Group, Inc. ..................     221        21,771
The Progressive Corp. ..........     489        11,702
The Travelers Cos., Inc. .......     480        25,680
Torchmark Corp. ................      73         4,891
Transatlantic Holdings, Inc. ...      18         1,280
Unitrin, Inc. ..................      30         1,475
UnumProvident Corp. ............     236         6,162
White Mountains Insurance Group,
  Ltd. .........................       6         3,636
WR Berkley Corp. ...............     131         4,263
XL Capital, Ltd. (Class A)......     122        10,283
                                           -----------
                                               574,320
                                           -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)............     205        14,024
Expedia, Inc. (a)...............     181         5,302
IAC/InterActiveCorp (a).........     144         4,984
Liberty Media Holding
  Corp. -- Interactive (Class A)
  (a)...........................     459        10,249
                                           -----------
                                                34,559
                                           -----------
INTERNET SOFTWARE & SERVICES -- 1.4%
Akamai Technologies, Inc. (a)...     106         5,156
eBay, Inc. (a)..................     728        23,427
Google, Inc. (Class A) (a)......     159        83,217
VeriSign, Inc. (a)..............     175         5,553
Yahoo!, Inc. (a)................     890        24,146
                                           -----------
                                               141,499
                                           -----------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A).......     412        17,671
Affiliated Computer Services,
  Inc. (a)......................      66         3,744
Alliance Data Systems Corp.
  (a)...........................      47         3,632
Automatic Data Processing,
  Inc. .........................     385        18,661
Broadridge Financial Solutions,
  Inc. .........................      96         1,836
Ceridian Corp. (a)..............      99         3,465
Checkfree Corp. (a).............      52         2,090
Cognizant Technology Solutions
  Corp. (a).....................      96         7,209
Computer Sciences Corp. (a).....     126         7,453
DST Systems, Inc. (a)...........      39         3,089
Electronic Data Systems Corp. ..     362        10,038
Fidelity National Information
  Services, Inc. ...............     136         7,382
First Data Corp. ...............     525        17,152
Fiserv, Inc. (a)................     133         7,554
Global Payments, Inc. ..........      63         2,498
Iron Mountain, Inc. (a).........     126         3,292
Mastercard, Inc. ...............      43         7,132
Paychex, Inc. ..................     233         9,115
The Western Union Co. ..........     525        10,936
Total System Services, Inc. ....      27           797
                                           -----------
                                               144,746
                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. ................      64         2,088
Eastman Kodak Co. ..............     197         5,483
Hasbro, Inc. ...................     104         3,267
Mattel, Inc. ...................     283         7,157
                                           -----------
                                                17,995
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Applera Corp. -- Applied
  Biosystems Group..............     117         3,573
Charles River Laboratories
  International, Inc. (a).......      50         2,581
Covance, Inc. (a)...............      44         3,017
Invitrogen Corp. (a)............      37         2,729
Millipore Corp. (a).............      41         3,079
Pharmaceutical Product
  Development, Inc. ............      72         2,755
Thermo Electron Corp. (a).......     298        15,412
Waters Corp. (a)................      71         4,215
                                           -----------
                                                37,361
                                           -----------
MACHINERY -- 1.7%
Caterpillar, Inc. ..............     452        35,392
Cummins, Inc. ..................      66         6,680
Danaher Corp. ..................     171        12,911
Deere & Co. ....................     162        19,560
Donaldson Co., Inc. ............      51         1,813
Dover Corp. ....................     140         7,161
Eaton Corp. ....................     108        10,044
Illinois Tool Works, Inc. ......     344        18,641
Ingersoll-Rand Co., Ltd. (Class
  A)............................     214        11,731
ITT Industries, Inc. ...........     124         8,467
Joy Global, Inc. ...............      79         4,608
Oshkosh Truck Corp. ............      51         3,209
PACCAR, Inc. ...................     175        15,232
Pall Corp. .....................      87         4,001
Parker-Hannifin Corp. ..........      84         8,224
Pentair, Inc. ..................      66         2,546
SPX Corp. ......................      39         3,425
Terex Corp. (a).................      68         5,528
                                           -----------
                                               179,173
                                           -----------
MEDIA -- 3.6%
Cablevision Systems Corp. (Class
  A) (a)........................     157         5,682
CBS Corp. ......................     479        15,960
Clear Channel Communications,
  Inc. .........................     321        12,140
Clear Channel Outdoor Holdings,
  Inc. (a)......................      25           709
Comcast Corp. (Class A) (a).....   2,111        59,361
Discovery Holding Co. (Class A)
  (a)...........................     191         4,391
EchoStar Communications Corp.
  (Class A) (a).................     150         6,505
EW Scripps Co. .................      57         2,604
Gannett Co., Inc. ..............     166         9,122
Getty Images, Inc. (a)..........      33         1,578

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Idearc, Inc. ...................     100   $     3,533
Lamar Advertising Co. ..........      52         3,264
Liberty Global, Inc. (Class A)
  (a)...........................     279        11,450
Liberty Media Holding
  Corp. -- Capital (Series A)
  (a)...........................      95        11,180
News Corp. (Class A)............   1,636        34,700
Omnicom Group, Inc. ............     244        12,912
R.H. Donnelley Corp. (a)........      54         4,092
Sirius Satellite Radio, Inc.
  (a)...........................     837         2,528
The DIRECTV Group, Inc. (a).....     558        12,895
The Interpublic Group of Cos.,
  Inc. (a)......................     292         3,329
The McGraw-Hill Cos., Inc. .....     249        16,952
The New York Times Co. (Class
  A)............................     102         2,591
The Walt Disney Co. ............   1,310        44,723
The Washington Post Co. ........       4         3,104
Time Warner Cable, Inc. (a).....     109         4,270
Time Warner, Inc. ..............   2,687        56,534
Tribune Co. ....................      33           970
Viacom, Inc. (a)................     429        17,859
Virgin Media, Inc. .............     172         4,192
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............     178         2,095
                                           -----------
                                               371,225
                                           -----------
METALS & MINING -- 0.9%
Alcoa, Inc. ....................     626        25,372
Allegheny Technologies, Inc. ...      71         7,446
Freeport-McMoRan Copper & Gold,
  Inc. .........................     262        21,699
Newmont Mining Corp. ...........     297        11,601
Nucor Corp. ....................     198        11,613
Southern Copper Corp. ..........      55         5,184
Titanium Metals Corp. (a).......      94         2,999
United States Steel Corp. ......      82         8,917
                                           -----------
                                                94,831
                                           -----------
MULTI-UTILITIES -- 1.1%
Alliant Energy Corp. ...........      81         3,147
Ameren Corp. ...................     141         6,910
CenterPoint Energy, Inc. .......     190         3,306
Consolidated Edison, Inc. ......     179         8,076
Dominion Resources, Inc. .......     253        21,836
DTE Energy Co. .................     117         5,642
Energy East Corp. ..............     102         2,661
Integrys Energy Group, Inc. ....      52         2,638
KeySpan Corp. ..................     120         5,038
MDU Resources Group, Inc. ......     107         3,000
NiSource, Inc. .................     184         3,811
NSTAR...........................      75         2,434
PG&E Corp. .....................     237        10,736
Public Service Enterprise Group,
  Inc. .........................     174        15,274
SCANA Corp. ....................      71         2,719
Sempra Energy...................     158         9,358
TECO Energy, Inc. ..............     139         2,388
Wisconsin Energy Corp. .........      81         3,583
Xcel Energy, Inc. ..............     273         5,588
                                           -----------
                                               118,145
                                           -----------
MULTILINE RETAIL -- 1.0%
Dollar General Corp. ...........     206         4,515
Dollar Tree Stores, Inc. (a)....      74         3,223
Family Dollar Stores, Inc. .....     111         3,810
Federated Department Stores,
  Inc. .........................     324        12,889
J. C. Penney Co., Inc. .........     143        10,350
Kohl's Corp. (a)................     209        14,845
Nordstrom, Inc. ................     152         7,770
Sears Holdings Corp. (a)........      68        11,526
Target Corp. ...................     543        34,535
                                           -----------
                                               103,463
                                           -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a).................     673        12,437
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 8.5%
Anadarko Petroleum Corp. .......     330        17,157
Apache Corp. ...................     231        18,847
Arch Coal, Inc. ................     100         3,480
Chesapeake Energy Corp. ........     309        10,691
Chevron Corp. ..................   1,521       128,129
CNX Gas Corp. (a)...............      17           520
ConocoPhillips..................   1,074        84,309
CONSOL Energy, Inc. ............     122         5,626
Devon Energy Corp. .............     291        22,782
El Paso Corp. ..................     480         8,270
Enbridge Energy Partners LP.....      35         1,944
Energy Transfer Equity LP.......      88         3,739
Energy Transfer Partners LP.....      71         4,383
Enterprise Products Partners
  LP............................     211         6,712
EOG Resources, Inc. ............     171        12,493
Exxon Mobil Corp. ..............   4,017       336,946
Hess Corp. .....................     200        11,792
Kinder Morgan Energy Partners
  LP............................      99         5,464
Marathon Oil Corp. .............     490        29,380
Murphy Oil Corp. ...............     118         7,014
Newfield Exploration Co. (a)....      88         4,008
Noble Energy, Inc. .............     118         7,362
Occidental Petroleum Corp. .....     590        34,149
ONEOK Partners LP...............      33         2,259
Peabody Energy Corp. ...........     177         8,563
Pioneer Natural Resources Co. ..      88         4,287
Plains All American Pipeline
  LP............................      53         3,374
Plains Exploration & Production
  Co. (a).......................      54         2,582
Pogo Producing Co. .............      38         1,930
Range Resources Corp. ..........      96         3,591
Southwestern Energy Co. (a).....     112         4,984
Spectra Energy Corp. ...........     437        11,345
Sunoco, Inc. ...................      86         6,853
Tesoro Corp. ...................      96         5,486
The Williams Cos., Inc. ........     414        13,091
Ultra Petroleum Corp. (a).......     106         5,856
Valero Energy Corp. ............     387        28,584
XTO Energy, Inc. ...............     252        15,145
                                           -----------
                                               883,127
                                           -----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)................     414         4,620
International Paper Co. ........     318        12,418
MeadWestvaco Corp. .............     125         4,415
Weyerhaeuser Co. ...............     148        11,682
                                           -----------
                                                33,135
                                           -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ............     311        11,429
The Estee Lauder Cos., Inc.
  (Class A).....................      86         3,914
                                           -----------
                                                15,343
                                           -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

PHARMACEUTICALS -- 5.8%
Abbott Laboratories.............   1,086   $    58,155
Abraxis BioScience, Inc. (a)....      15           333
Allergan, Inc. .................     214        12,335
Barr Pharmaceuticals, Inc. (a)..      68         3,416
Bristol-Myers Squibb Co. .......   1,413        44,594
Eli Lilly & Co. ................     677        37,831
Endo Pharmaceuticals Holdings,
  Inc. (a)......................      90         3,081
Forest Laboratories, Inc. (a)...     223        10,180
Johnson & Johnson...............   2,046       126,074
King Pharmaceuticals, Inc. (a)..     167         3,417
Merck & Co., Inc. ..............   1,532        76,294
Mylan Laboratories, Inc. .......     195         3,547
Pfizer, Inc. ...................   5,000       127,850
Schering-Plough Corp. ..........   1,029        31,323
Sepracor, Inc. (a)..............      73         2,994
Warner Chilcott, Ltd. (a).......      48           868
Wyeth...........................     946        54,244
                                           -----------
                                               596,536
                                           -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
AMB Property Corp. .............      69         3,672
Apartment Investment &
  Management Co. (Class A)......      65         3,277
Archstone-Smith Trust...........     150         8,867
Avalonbay Communities, Inc. ....      60         7,133
Boston Properties, Inc. ........      80         8,170
Camden Property Trust...........      39         2,612
CapitalSource, Inc. ............      86         2,115
Developers Diversified Realty
  Corp. ........................      88         4,639
Duke Realty Corp. ..............      96         3,424
Equity Residential..............     201         9,172
Federal Realty Investment
  Trust.........................      35         2,704
General Growth Properties,
  Inc. .........................     156         8,260
Health Care Property Investors,
  Inc. .........................     139         4,021
Hospitality Properties Trust....      66         2,738
Host Hotels & Resorts, Inc. ....     360         8,323
iStar Financial, Inc. ..........      88         3,901
Kimco Realty Corp. .............     148         5,634
Liberty Property Trust..........      58         2,548
Mack-Cali Realty Corp. .........      41         1,783
Plum Creek Timber Co., Inc. ....     122         5,083
ProLogis........................     172         9,787
Public Storage, Inc. ...........      86         6,607
Regency Centers Corp. ..........      48         3,384
Simon Property Group, Inc. .....     155        14,421
SL Green Realty Corp. ..........      45         5,575
The Macerich Co. ...............      50         4,121
Thornburg Mortgage, Inc. .......      72         1,885
UDR, Inc. ......................      87         2,288
Ventas, Inc. ...................      92         3,335
Vornado Realty Trust............      99        10,874
Weingarten Realty Investors.....      52         2,137
                                           -----------
                                               162,490
                                           -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.1%
Brookfield Properties Corp. ....     142         3,452
CB Richard Ellis Group, Inc.
  (Class A) (a).................     131         4,781
Forest City Enterprises, Inc. ..      48         2,951
The St. Joe Co. ................      49         2,271
                                           -----------
                                                13,455
                                           -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe
  Corp. ........................     251        21,370
CSX Corp. ......................     308        13,885
Hertz Global Holdings, Inc.
  (a)...........................      94         2,498
J.B. Hunt Transport Services,
  Inc. .........................      86         2,521
Norfolk Southern Corp. .........     292        15,350
Union Pacific Corp. ............     185        21,303
                                           -----------
                                                76,927
                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc.
  (a)...........................     406         5,806
Altera Corp. ...................     261         5,776
Analog Devices, Inc. ...........     239         8,996
Applied Materials, Inc. ........     962        19,115
Broadcom Corp. (Class A) (a)....     306         8,950
Intel Corp. ....................   4,104        97,511
International Rectifier Corp.
  (a)...........................      44         1,639
Intersil Corp. (Class A)........      99         3,115
KLA-Tencor Corp. ...............     132         7,253
Lam Research Corp. (a)..........      97         4,986
Linear Technology Corp. ........     179         6,476
LSI Logic Corp. (a).............     535         4,018
Marvell Technology Group, Ltd.
  (a)...........................     320         5,827
Maxim Integrated Products,
  Inc. .........................     220         7,350
MEMC Electronic Materials, Inc.
  (a)...........................     117         7,151
Microchip Technology, Inc. .....     147         5,445
Micron Technology, Inc. (a).....     494         6,190
National Semiconductor Corp. ...     223         6,304
Novellus Systems, Inc. (a)......      96         2,724
NVIDIA Corp. (a)................     255        10,534
Teradyne, Inc. (a)..............     138         2,426
Texas Instruments, Inc. ........   1,035        38,947
Xilinx, Inc. ...................     236         6,318
                                           -----------
                                               272,857
                                           -----------
SOFTWARE -- 3.1%
Activision, Inc. (a)............     180         3,361
Adobe Systems, Inc. (a).........     410        16,462
Autodesk, Inc. (a)..............     155         7,297
BEA Systems, Inc. (a)...........     270         3,696
BMC Software, Inc. (a)..........     151         4,575
CA, Inc. .......................     294         7,594
Cadence Design Systems, Inc.
  (a)...........................     184         4,041
Citrix Systems, Inc. (a)........     126         4,242
Electronic Arts, Inc. (a).......     217        10,269
Intuit, Inc. (a)................     215         6,467
McAfee, Inc. (a)................     100         3,520
Microsoft Corp. ................   6,003       176,908
Oracle Corp. (a)................   2,784        54,873
Red Hat, Inc. (a)...............     126         2,807
Salesforce.com, Inc. (a)........      66         2,829
Symantec Corp. (a)..............     655        13,231
Synopsys, Inc. (a)..............      94         2,484
                                           -----------
                                               324,656
                                           -----------
SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co. ........      60         4,379
Advance Auto Parts, Inc. .......      80         3,242
American Eagle Outfitters,
  Inc. .........................     135         3,464
AutoNation, Inc. (a)............     121         2,715
AutoZone, Inc. (a)..............      38         5,192
Bed Bath & Beyond, Inc. (a).....     202         7,270

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Best Buy Co., Inc. .............     272   $    12,694
CarMax, Inc. (a)................     146         3,723
Chico's FAS, Inc. (a)...........     123         2,994
Circuit City Stores, Inc. ......     133         2,006
Foot Locker, Inc. ..............     107         2,333
Limited Brands, Inc. ...........     235         6,451
Lowe's Cos., Inc. ..............   1,079        33,115
O'Reilly Automotive, Inc. (a)...      77         2,814
Office Depot, Inc. (a)..........     188         5,696
PETsMART, Inc. .................      97         3,148
RadioShack Corp. ...............      93         3,082
Ross Stores, Inc. ..............     101         3,111
Staples, Inc. ..................     512        12,150
The Gap, Inc. ..................     433         8,270
The Home Depot, Inc. ...........   1,390        54,696
The Sherwin-Williams Co. .......      81         5,384
The TJX Cos., Inc. .............     326         8,965
Tiffany & Co. ..................     102         5,412
TravelCenters of America LLC
  (a)...........................       4           162
Urban Outfitters, Inc. (a)......      78         1,874
Williams-Sonoma, Inc. ..........      62         1,958
                                           -----------
                                               206,300
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a).................     257        12,179
Jones Apparel Group, Inc. ......      82         2,317
Liz Claiborne, Inc. ............      74         2,760
NIKE, Inc. (Class B)............     238        13,873
Polo Ralph Lauren Corp. ........      42         4,121
V. F. Corp. ....................      61         5,586
                                           -----------
                                                40,836
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Astoria Financial Corp. ........      70         1,753
Countrywide Financial Corp. ....     413        15,013
Fannie Mae......................     683        44,620
Freddie Mac.....................     481        29,197
Hudson City Bancorp, Inc. ......     361         4,411
MGIC Investment Corp. ..........      65         3,696
New York Community Bancorp,
  Inc. .........................     185         3,149
People's United Financial,
  Inc. .........................      88         1,560
Radian Group, Inc. .............      59         3,186
Sovereign Bancorp, Inc. ........     211         4,460
TFS Financial Corp. (a).........      50           577
The PMI Group, Inc. ............      65         2,904
Washington Mutual, Inc. ........     618        26,351
                                           -----------
                                               140,877
                                           -----------
TOBACCO -- 1.2%
Altria Group, Inc. .............   1,481       103,877
Loews Corp.-Carolina Group......      75         5,795
Reynolds American, Inc. ........     120         7,824
UST, Inc. ......................     112         6,016
                                           -----------
                                               123,512
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ...................      94         3,935
W.W. Grainger, Inc. ............      56         5,211
                                           -----------
                                                 9,146
                                           -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. ...................     261        17,631
American Tower Corp. (Class A)
  (a)...........................     292        12,264
Clearwire Corp. (Class A) (a)...      17           415
Crown Castle International Corp.
  (a)...........................     162         5,876
Leap Wireless International,
  Inc. (a)......................      34         2,873
MetroPCS Communications, Inc.
  (a)...........................      30           991
NII Holdings, Inc. (a)..........     102         8,236
Sprint Nextel Corp. ............   2,026        41,958
Telephone & Data Systems,
  Inc. .........................      72         4,505
US Cellular Corp. (a)...........      12         1,087
                                           -----------
                                                95,836
                                           -----------
TOTAL COMMON STOCKS --  (Cost
  $9,268,937)...................            10,318,632
                                           -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $12,269)................  12,269        12,269
                                           -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $9,281,206).............            10,330,901
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                 5,959
                                           -----------
NET ASSETS -- 100.0%............           $10,336,860
                                           ===========




(a)    Non-income producing security
(b)    Affiliated issuer. (note 3)


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc. (a)..      994   $     98,555
General Dynamics Corp. ........   10,043        785,564
L-3 Communications Holdings,
  Inc. ........................    3,762        366,381
Lockheed Martin Corp. .........   10,098        950,525
Precision Castparts Corp. .....    4,122        500,246
Raytheon Co. ..................   13,353        719,593
Rockwell Collins, Inc. ........    4,970        351,081
Spirit Aerosystems Holdings,
  Inc. (a).....................    3,009        108,474
United Technologies Corp. .....   27,725      1,966,534
                                           ------------
                                              5,846,953
                                           ------------
AIR FREIGHT & LOGISTICS -- 1.3%
C.H. Robinson Worldwide,
  Inc. ........................    5,227        274,522
Expeditors International
  Washington, Inc. ............    6,359        262,627
FedEx Corp. ...................    8,532        946,796
United Parcel Service, Inc.
  (Class B)....................   18,228      1,330,644
                                           ------------
                                              2,814,589
                                           ------------
AIRLINES -- 0.4%
Delta Air Lines, Inc. (a)......    7,226        142,352
Northwest Airlines Corp. (a)...    8,394        186,347
Southwest Airlines Co. ........   23,373        348,491
UAL Corp. (a)..................    3,135        127,250
US Airways Group, Inc. (a).....    1,841         55,727
                                           ------------
                                                860,167
                                           ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. ..............    1,806        155,388
The Goodyear Tire & Rubber Co.
  (a)..........................    5,394        187,496
                                           ------------
                                                342,884
                                           ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ................   57,016        537,091
Harley-Davidson, Inc. .........    7,726        460,547
                                           ------------
                                                997,638
                                           ------------
BEVERAGES -- 2.1%
Anheuser-Busch Cos., Inc. .....   21,710      1,132,394
Brown-Forman Corp. ............    1,953        142,725
Constellation Brands, Inc.
  (Class A)(a).................    6,250        151,750
PepsiCo, Inc. .................   49,383      3,202,488
The Pepsi Bottling Group,
  Inc. ........................    3,930        132,362
                                           ------------
                                              4,761,719
                                           ------------
BIOTECHNOLOGY -- 2.8%
Amgen, Inc. (a)................   35,211      1,946,816
Amylin Pharmaceuticals, Inc.
  (a)..........................    3,564        146,694
Biogen Idec, Inc. (a)..........   10,329        552,602
Celgene Corp. (a)..............   11,461        657,059
Cephalon, Inc. (a).............    1,983        159,413
Genentech, Inc. (a)............   13,878      1,050,010
Genzyme Corp. (a)..............    7,791        501,740
Gilead Sciences, Inc. (a)......   28,082      1,088,739
Millennium Pharmaceuticals,
  Inc. (a).....................    9,979        105,478
Vertex Pharmaceuticals, Inc.
  (a)..........................    3,958        113,041
                                           ------------
                                              6,321,592
                                           ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. ..    5,017        295,903
                                           ------------
CAPITAL MARKETS -- 1.7%
BlackRock, Inc. ...............      616         96,459
E*TRADE Financial Corp. (a)....   12,855        283,967
Eaton Vance Corp. .............    4,000        176,720
Franklin Resources, Inc. ......    5,108        676,657
Legg Mason, Inc. ..............    3,900        383,682
Nuveen Investments, Inc. ......    2,472        153,635
SEI Investments Co. ...........    4,486        130,274
State Street Corp. (b).........   11,842        809,993
T. Rowe Price Group, Inc. .....    7,860        407,855
TD Ameritrade Holding Corp.
  (a)..........................    7,693        153,860
The Charles Schwab Corp. ......   30,873        633,514
                                           ------------
                                              3,906,616
                                           ------------
CHEMICALS -- 1.2%
Celanese Corp. ................    4,792        185,834
Ecolab, Inc. ..................    5,400        230,580
Huntsman Corp. ................    2,813         68,384
Monsanto Co. ..................   16,181      1,092,865
Praxair, Inc. .................    9,708        698,879
Sigma-Aldrich Corp. ...........    3,398        144,992
The Mosaic Co. (a).............    4,390        171,298
                                           ------------
                                              2,592,832
                                           ------------
COMMERCIAL BANKS -- 0.1%
Commerce Bancorp, Inc. ........    5,799        214,505
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc.
  (a)..........................    9,031        121,557
ChoicePoint, Inc. (a)..........    2,306         97,890
Cintas Corp. ..................    4,138        163,161
Dun & Bradstreet Corp. ........    1,859        191,440
Equifax, Inc. .................    4,595        204,110
Manpower, Inc. ................    2,514        231,891
Monster Worldwide, Inc. (a)....    3,600        147,960
Robert Half International,
  Inc. ........................    5,085        185,603
The Corporate Executive Board
  Co. .........................    1,244         80,748
Waste Management, Inc. ........   15,618        609,883
                                           ------------
                                              2,034,243
                                           ------------
COMMUNICATIONS EQUIPMENT -- 4.2%
Avaya, Inc. (a)................   13,554        228,250
Cisco Systems, Inc. (a)........  183,725      5,116,741
Corning, Inc. (a)..............   46,817      1,196,174
Harris Corp. ..................    4,175        227,746
JDS Uniphase Corp. (a).........    6,695         89,914
Juniper Networks, Inc. (a).....   16,979        427,362
QUALCOMM, Inc. ................   49,862      2,163,512
                                           ------------
                                              9,449,699
                                           ------------
COMPUTERS & PERIPHERALS -- 5.2%
Apple Computer, Inc. (a).......   26,015      3,174,871
Dell, Inc. (a).................   60,612      1,730,473
Diebold, Inc. .................    2,050        107,010
EMC Corp. (a)..................   63,359      1,146,798
Hewlett-Packard Co. ...........   81,514      3,637,155
Lexmark International, Inc.
  (a)..........................    2,945        145,218
NCR Corp. (a)..................    5,206        273,523
Network Appliance, Inc. (a)....   11,146        325,463
SanDisk Corp. (a)..............    6,706        328,192

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Sun Microsystems, Inc. (a).....  108,025   $    568,211
Western Digital Corp. (a)......    6,595        127,613
                                           ------------
                                             11,564,527
                                           ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp. ...................    2,612        290,899
Jacobs Engineering Group, Inc.
  (a)..........................    3,647        209,739
KBR, Inc. (a)..................    4,958        130,048
                                           ------------
                                                630,686
                                           ------------
CONSTRUCTION MATERIALS -- 0.1%
Florida Rock Industries,
  Inc. ........................    1,591        107,392
Martin Marietta Materials,
  Inc. ........................    1,287        208,520
                                           ------------
                                                315,912
                                           ------------
CONSUMER FINANCE -- 1.3%
American Express Co. ..........   32,015      1,958,678
AmeriCredit Corp. (a)..........    3,378         89,686
First Marblehead Corp. ........    1,722         66,538
SLM Corp. .....................   12,317        709,213
                                           ------------
                                              2,824,115
                                           ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ....................    3,298        175,355
Crown Holdings, Inc. (a).......    4,906        122,503
Pactiv Corp. (a)...............    4,016        128,070
                                           ------------
                                                425,928
                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a).........    4,492        262,468
H&R Block, Inc. ...............    8,987        210,026
Weight Watchers International,
  Inc. ........................    1,017         51,704
                                           ------------
                                                524,198
                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Cbot Holdings, Inc. (a)........    1,118        230,979
Chicago Mercantile Exchange
  Holdings, Inc. ..............      967        516,726
IntercontinentalExchange, Inc.
  (a)..........................    1,766        261,103
Leucadia National Corp. .......    5,042        177,730
Moody's Corp. .................    7,143        444,295
Nymex Holdings, Inc. ..........    1,063        133,545
NYSE Euronext..................    5,710        420,370
                                           ------------
                                              2,184,748
                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc.
  (a)..........................   38,510        225,283
                                           ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (a).....    5,063        261,960
                                           ------------
ELECTRICAL EQUIPMENT -- 0.3%
AMETEK, Inc. ..................    3,337        132,412
Rockwell Automation, Inc. .....    4,365        303,105
Roper Industries, Inc. ........    2,496        142,522
                                           ------------
                                                578,039
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.
  (a)..........................   12,327        473,850
Amphenol Corp. (Class A).......    5,263        187,626
CDW Corp. (a)..................    1,907        162,038
Jabil Circuit, Inc. ...........    5,819        128,425
Molex, Inc. ...................    4,014        120,460
Solectron Corp. (a)............   25,692         94,547
                                           ------------
                                              1,166,946
                                           ------------
ENERGY EQUIPMENT & SERVICES -- 4.5%
Baker Hughes, Inc. ............    9,575        805,545
BJ Services Co. ...............    8,682        246,916
Cameron International Corp.
  (a)..........................    3,485        249,073
Diamond Offshore Drilling,
  Inc. ........................    1,925        195,503
ENSCO International, Inc. .....    4,566        278,572
FMC Technologies, Inc. (a).....    1,960        155,271
GlobalSantaFe Corp. ...........    6,955        502,499
Grant Prideco, Inc. (a)........    3,857        207,622
Halliburton Co. ...............   27,590        951,855
Nabors Industries, Ltd. (a)....    8,254        275,519
National-Oilwell Varco, Inc.
  (a)..........................    5,356        558,309
Noble Corp. ...................    4,032        393,201
Patterson-UTI Energy, Inc. ....    4,682        122,715
Pride International, Inc. (a)..    5,195        194,605
Rowan Cos., Inc. ..............    3,431        140,602
Schlumberger, Ltd. ............   35,593      3,023,269
Smith International, Inc. .....    5,934        347,970
Transocean, Inc. (a)...........    8,734        925,629
Weatherford International, Ltd.
  (a)..........................   10,125        559,305
                                           ------------
                                             10,133,980
                                           ------------
FOOD & STAPLES RETAILING -- 3.7%
Costco Wholesale Corp. ........   13,696        801,490
CVS Corp. .....................   47,213      1,720,914
Sysco Corp. ...................   18,525        611,140
Wal-Mart Stores, Inc. .........   76,836      3,696,580
Walgreen Co. ..................   30,317      1,320,002
Whole Foods Market, Inc. ......    4,373        167,486
                                           ------------
                                              8,317,612
                                           ------------
FOOD PRODUCTS -- 0.7%
Archer-Daniels-Midland Co. ....   17,877        591,550
Bunge, Ltd. ...................    3,541        299,214
Dean Foods Co. ................    4,170        132,898
The Hershey Co. ...............    4,801        243,027
Wm. Wrigley Jr., Co. ..........    6,785        375,278
                                           ------------
                                              1,641,967
                                           ------------
GAS UTILITIES -- 0.3%
Equitable Resources, Inc. .....    3,553        176,086
ONEOK, Inc. ...................    3,014        151,936
Questar Corp. .................    5,086        268,795
                                           ------------
                                                596,817
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
Bausch & Lomb, Inc. ...........    1,759        122,145
Baxter International, Inc. ....   19,699      1,109,842
Beckman Coulter, Inc. .........    1,934        125,091
Becton, Dickinson & Co. .......    6,860        511,070
Biomet, Inc. ..................    6,872        314,188
Boston Scientific Corp. (a)....   41,520        636,917
C.R. Bard, Inc. ...............    3,175        262,350
Cytyc Corp. (a)................    3,614        155,800

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Dade Behring Holdings, Inc. ...    2,703   $    143,583
Dentsply International, Inc. ..    4,498        172,093
Hospira, Inc. (a)..............    4,883        190,632
Intuitive Surgical, Inc. (a)...    1,066        147,929
Medtronic, Inc. ...............   34,883      1,809,032
St. Jude Medical, Inc. (a).....   10,500        435,645
Stryker Corp. .................    8,552        539,546
Varian Medical Systems, Inc.
  (a)..........................    4,054        172,336
Zimmer Holdings, Inc. (a)......    7,127        605,011
                                           ------------
                                              7,453,210
                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
Aetna, Inc. ...................   15,419        761,699
AmerisourceBergen Corp. .......    5,630        278,516
Brookdale Senior Living,
  Inc. ........................    1,603         73,049
Cardinal Health, Inc. .........   11,610        820,130
Community Health Systems, Inc.
  (a)..........................    3,034        122,725
Coventry Health Care, Inc.
  (a)..........................    4,712        271,647
DaVita, Inc. (a)...............    3,239        174,517
Express Scripts, Inc. (Class
  A)(a)........................    6,796        339,868
Health Net, Inc. (a)...........    3,630        191,664
Henry Schein, Inc. (a).........    2,805        149,871
Humana, Inc. (a)...............    5,138        312,956
Laboratory Corp. of America
  Holdings (a).................    3,550        277,823
Lincare Holdings, Inc. (a).....    2,633        104,925
Manor Care, Inc. ..............    2,312        150,951
McKesson Corp. ................    8,827        526,442
Medco Health Solutions, Inc.
  (a)..........................    8,456        659,484
Omnicare, Inc. ................    3,588        129,383
Patterson Cos., Inc. (a).......    4,101        152,844
Quest Diagnostics, Inc. .......    4,477        231,237
Triad Hospitals, Inc. (a)......    2,795        150,259
UnitedHealth Group, Inc. ......   40,659      2,079,301
Universal Health Services, Inc.
  (Class B)....................    1,578         97,047
WellPoint, Inc. (a)............   18,708      1,493,460
                                           ------------
                                              9,549,798
                                           ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)...............    1,764         97,849
IMS Health, Inc. ..............    5,835        187,479
                                           ------------
                                                285,328
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Boyd Gaming Corp. .............    1,731         85,148
Brinker International, Inc. ...    3,425        100,250
Darden Restaurants, Inc. ......    4,179        183,834
Harrah's Entertainment, Inc. ..    5,536        471,999
Hilton Hotels Corp. ...........   10,753        359,903
International Game Technology..   10,017        397,675
Las Vegas Sands Corp. (a)......    3,109        237,497
Marriott International, Inc.
  (Class A)....................   10,297        445,242
MGM Mirage, Inc. (a)...........    3,558        293,464
Penn National Gaming, Inc.
  (a)..........................    2,326        139,769
Starbucks Corp. (a)............   22,522        590,977
Starwood Hotels & Resorts
  Worldwide, Inc. .............    6,533        438,168
Station Casinos, Inc. .........    1,189        103,205
Wendy's International, Inc. ...    2,634         96,800
Wyndham Worldwide Corp. (a)....    5,503        199,539
Wynn Resorts, Ltd. ............    2,391        214,449
Yum! Brands, Inc. .............   15,808        517,238
                                           ------------
                                              4,875,157
                                           ------------
HOUSEHOLD DURABLES -- 0.7%
Centex Corp. ..................    3,699        148,330
D.R. Horton, Inc. .............    8,531        170,023
Fortune Brands, Inc. ..........    4,488        369,677
Garmin, Ltd. ..................    3,450        255,196
Harman International
  Industries, Inc. ............    2,019        235,819
Lennar Corp. (Class A).........    4,284        156,623
Pulte Homes, Inc. .............    6,640        149,068
Toll Brothers, Inc. (a)........    4,053        101,244
                                           ------------
                                              1,585,980
                                           ------------
HOUSEHOLD PRODUCTS -- 3.3%
Colgate-Palmolive Co. .........   15,503      1,005,369
Energizer Holdings, Inc. (a)...    1,673        166,631
Procter & Gamble Co. ..........   95,840      5,864,450
The Clorox Co. ................    4,472        277,711
                                           ------------
                                              7,314,161
                                           ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group,
  Inc. ........................    5,493        478,825
Mirant Corp. (a)...............    7,527        321,026
The AES Corp. (a)..............   20,150        440,882
                                           ------------
                                              1,240,733
                                           ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
3M Co. ........................   19,935      1,730,158
McDermott International, Inc.
  (a)..........................    3,415        283,855
                                           ------------
                                              2,014,013
                                           ------------
INSURANCE -- 3.4%
AFLAC, Inc. ...................   15,024        772,234
Arch Capital Group, Ltd. (a)...    1,306         94,737
Assurant, Inc. ................    3,055        180,001
Axis Capital Holdings, Ltd. ...    4,055        164,836
Berkshire Hathaway, Inc. (Class
  A)(a)........................       31      3,393,725
Brown & Brown, Inc. ...........    3,604         90,605
First American Corp. ..........    2,666        131,967
Markel Corp. (a)...............      304        147,306
Principal Financial Group,
  Inc. ........................    8,029        468,010
Prudential Financial, Inc. ....   14,458      1,405,751
The Progressive Corp. .........   20,841        498,725
WR Berkley Corp. ..............    5,379        175,033
                                           ------------
                                              7,522,930
                                           ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a)...........    8,871        606,865
Expedia, Inc. (a)..............    6,925        202,833
IAC/InterActiveCorp (a)........    6,100        211,121
Liberty Media Holding Corp. -
  Interactive (Class A) (a)....   19,597        437,601
                                           ------------
                                              1,458,420
                                           ------------
INTERNET SOFTWARE & SERVICES -- 2.7%
Akamai Technologies, Inc. (a)..    4,797        233,326
eBay, Inc. (a).................   31,242      1,005,368
Google, Inc. (Class A)(a)......    6,847      3,583,583

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

VeriSign, Inc. (a).............    7,658   $    242,988
Yahoo!, Inc. (a)...............   38,186      1,035,986
                                           ------------
                                              6,101,251
                                           ------------
IT SERVICES -- 2.4%
Accenture, Ltd. (Class A)......   17,730        760,440
Affiliated Computer Services,
  Inc. (a).....................    2,764        156,774
Alliance Data Systems Corp.
  (a)..........................    2,099        162,211
Automatic Data Processing,
  Inc. ........................   16,519        800,676
Broadridge Financial Solutions,
  Inc. ........................    4,132         79,004
Ceridian Corp. (a).............    4,337        151,795
Checkfree Corp. (a)............    2,431         97,726
Cognizant Technology Solutions
  Corp. (a)....................    4,265        320,259
DST Systems, Inc. (a)..........    1,589        125,865
Fidelity National Information
  Services, Inc. ..............    5,812        315,475
First Data Corp. ..............   22,477        734,323
Fiserv, Inc. (a)...............    5,208        295,814
Global Payments, Inc. .........    2,581        102,337
Iron Mountain, Inc. (a)........    5,392        140,893
Mastercard, Inc. ..............    1,849        306,694
Paychex, Inc. .................   10,035        392,569
The Western Union Co. .........   22,783        474,570
Total System Services, Inc. ...    1,207         35,618
                                           ------------
                                              5,453,043
                                           ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Applera Corp. -- Applied
  Biosystems Group.............    5,722        174,750
Charles River Laboratories
  International, Inc. (a)......    2,129        109,899
Covance, Inc. (a)..............    2,014        138,080
Invitrogen Corp. (a)...........    1,444        106,495
Millipore Corp. (a)............    1,631        122,472
Pharmaceutical Product
  Development, Inc. ...........    2,972        113,738
Thermo Electron Corp. (a)......   12,735        658,654
Waters Corp. (a)...............    3,056        181,404
                                           ------------
                                              1,605,492
                                           ------------
MACHINERY -- 2.2%
Caterpillar, Inc. .............   19,493      1,526,302
Cummins, Inc. .................    2,948        298,367
Danaher Corp. .................    7,186        542,543
Donaldson Co., Inc. ...........    1,966         69,891
Illinois Tool Works, Inc. .....   14,567        789,386
ITT Industries, Inc. ..........    5,571        380,388
Joy Global, Inc. ..............    3,209        187,181
Oshkosh Truck Corp. ...........    2,230        140,311
PACCAR, Inc. ..................    7,462        649,492
Pall Corp. ....................    3,532        162,437
Terex Corp. (a)................    3,133        254,713
                                           ------------
                                              5,001,011
                                           ------------
MEDIA -- 6.4%
Cablevision Systems Corp.
  (Class A) (a)................    6,618        239,505
Citadel Broadcasting Corp. ....      480          3,096
Clear Channel Communications,
  Inc. ........................   13,400        506,788
Clear Channel Outdoor Holdings,
  Inc. (a).....................    1,167         33,073
Comcast Corp. (Class A) (a)....   89,951      2,529,422
Discovery Holding Co. (Class A)
  (a)..........................    8,602        197,760
EchoStar Communications Corp.
  (Class A) (a)................    6,318        274,012
EW Scripps Co. ................    2,641        120,667
Getty Images, Inc. (a).........    1,564         74,775
Lamar Advertising Co. .........    2,300        144,348
Liberty Global, Inc. (Class A)
  (a)..........................   11,925        489,402
Liberty Media Holding
  Corp. -- Capital (Series A)
  (a)..........................    4,175        491,314
News Corp. (Class A)...........   71,202      1,510,194
Omnicom Group, Inc. ...........   10,174        538,408
R.H. Donnelley Corp. (a).......    2,240        169,747
Sirius Satellite Radio, Inc.
  (a)..........................   39,401        118,991
The DIRECTV Group, Inc. (a)....   24,064        556,119
The McGraw-Hill Cos., Inc. ....   10,511        715,589
The Walt Disney Co. ...........   56,058      1,913,820
The Washington Post Co. .......      178        138,144
Time Warner, Inc. .............  114,947      2,418,485
Viacom, Inc. (a)...............   18,344        763,661
Virgin Media, Inc. ............    7,873        191,865
XM Satellite Radio Holdings,
  Inc. (Class A) (a)...........    9,419        110,862
                                           ------------
                                             14,250,047
                                           ------------
METALS & MINING -- 1.1%
Allegheny Technologies, Inc. ..    2,848        298,698
Freeport-McMoRan Copper & Gold,
  Inc. ........................   11,505        952,844
Newmont Mining Corp. ..........   12,669        494,851
Nucor Corp. ...................    8,190        480,343
Titanium Metals Corp. (a)......    4,015        128,079
                                           ------------
                                              2,354,815
                                           ------------
MULTI-UTILITIES -- 0.2%
PG&E Corp. ....................   10,575        479,047
                                           ------------
MULTILINE RETAIL -- 1.7%
Dollar General Corp. ..........    9,716        212,975
Dollar Tree Stores, Inc. (a)...    2,943        128,168
Family Dollar Stores, Inc. ....    4,401        151,042
Federated Department Stores,
  Inc. ........................   13,873        551,868
J. C. Penney Co., Inc. ........    5,880        425,594
Kohl's Corp. (a)...............    8,720        619,382
Nordstrom, Inc. ...............    6,478        331,155
Target Corp. ..................   23,459      1,491,992
                                           ------------
                                              3,912,176
                                           ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)................   28,394        524,721
                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 3.9%
Anadarko Petroleum Corp. ......   14,130        734,619
Apache Corp. ..................    9,802        799,745
Arch Coal, Inc. ...............    4,557        158,584
Chesapeake Energy Corp. .......   13,264        458,934
CNX Gas Corp. (a)..............      881         26,959
CONSOL Energy, Inc. ...........    5,376        247,887
Devon Energy Corp. ............   12,530        980,974
Energy Transfer Equity LP......    3,624        153,984
EOG Resources, Inc. ...........    7,370        538,452
Murphy Oil Corp. ..............    5,249        312,000
Newfield Exploration Co. (a)...    4,072        185,480
Peabody Energy Corp. ..........    7,965        385,347
Pioneer Natural Resources
  Co. .........................    3,660        178,279
Plains Exploration & Production
  Co. (a)......................    2,217        105,995
Pogo Producing Co. ............    1,646         83,600
Range Resources Corp. .........    4,312        161,312

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Southwestern Energy Co. (a)....    5,218   $    232,201
Sunoco, Inc. ..................    3,646        290,513
The Williams Cos., Inc. .......   17,965        568,053
Ultra Petroleum Corp. (a)......    4,569        252,391
Valero Energy Corp. ...........   16,571      1,223,934
XTO Energy, Inc. ..............   11,118        668,192
                                           ------------
                                              8,747,435
                                           ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ...........   13,258        487,232
The Estee Lauder Cos., Inc.
  (Class A)....................    3,595        163,608
                                           ------------
                                                650,840
                                           ------------
PHARMACEUTICALS -- 4.8%
Abraxis BioScience, Inc. (a)...      726         16,139
Allergan, Inc. ................    9,022        520,028
Barr Pharmaceuticals, Inc.
  (a)..........................    3,239        162,695
Endo Pharmaceuticals Holdings,
  Inc. (a).....................    4,190        143,424
Forest Laboratories, Inc. (a)..    9,446        431,210
Johnson & Johnson..............   87,516      5,392,736
Mylan Laboratories, Inc. ......    7,354        133,769
Schering-Plough Corp. .........   44,525      1,355,341
Sepracor, Inc. (a).............    3,427        140,576
Warner Chilcott, Ltd. (a)......    2,159         39,056
Wyeth..........................   40,272      2,309,196
                                           ------------
                                             10,644,170
                                           ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Boston Properties, Inc. .......    3,591        366,749
CapitalSource, Inc. ...........    3,907         96,073
General Growth Properties,
  Inc. ........................    6,755        357,677
ProLogis.......................    7,736        440,178
Simon Property Group, Inc. ....    6,743        627,369
SL Green Realty Corp. .........    1,786        221,268
                                           ------------
                                              2,109,314
                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Brookfield Properties Corp. ...    6,202        150,771
CB Richard Ellis Group, Inc.
  (Class A) (a)................    6,039        220,423
The St. Joe Co. ...............    2,242        103,894
                                           ------------
                                                475,088
                                           ------------
ROAD & RAIL -- 0.4%
Hertz Global Holdings, Inc.
  (a)..........................    4,020        106,811
J.B. Hunt Transport Services,
  Inc. ........................    3,387         99,307
Norfolk Southern Corp. ........   12,495        656,862
                                           ------------
                                                862,980
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.4%
Advanced Micro Devices, Inc.
  (a)..........................   16,966        242,614
Altera Corp. ..................   10,711        237,034
Analog Devices, Inc. ..........    9,981        375,685
Applied Materials, Inc. .......   42,164        837,799
Broadcom Corp. (Class A) (a)...   13,421        392,564
International Rectifier Corp.
  (a)..........................    2,221         82,754
Intersil Corp. (Class A).......    4,430        139,368
KLA-Tencor Corp. ..............    6,005        329,975
Lam Research Corp. (a).........    4,077        209,558
Linear Technology Corp. .......    7,662        277,211
LSI Logic Corp. (a)............   22,930        172,204
Marvell Technology Group, Ltd.
  (a)..........................   14,372        261,714
Maxim Integrated Products,
  Inc. ........................    9,521        318,096
MEMC Electronic Materials, Inc.
  (a)..........................    5,123        313,118
Microchip Technology, Inc. ....    6,578        243,649
Micron Technology, Inc. (a)....   22,054        276,337
National Semiconductor Corp. ..    9,436        266,756
Novellus Systems, Inc. (a).....    3,974        112,742
NVIDIA Corp. (a)...............   10,954        452,510
Teradyne, Inc. (a).............    5,421         95,301
Texas Instruments, Inc. .......   43,501      1,636,943
Xilinx, Inc. ..................    8,992        240,716
                                           ------------
                                              7,514,648
                                           ------------
SOFTWARE -- 6.2%
Activision, Inc. (a)...........    8,699        162,410
Adobe Systems, Inc. (a)........   17,579        705,797
Autodesk, Inc. (a).............    6,922        325,888
BEA Systems, Inc. (a)..........   12,345        169,003
BMC Software, Inc. (a).........    5,945        180,133
CA, Inc. ......................   12,333        318,561
Citrix Systems, Inc. (a).......    5,727        192,828
Electronic Arts, Inc. (a)......    9,480        448,594
Intuit, Inc. (a)...............    9,471        284,888
McAfee, Inc. (a)...............    4,973        175,050
Microsoft Corp. ...............  256,833      7,568,868
Oracle Corp. (a)...............  119,742      2,360,115
Red Hat, Inc. (a)..............    5,884        131,096
Salesforce.com, Inc. (a).......    2,669        114,393
Symantec Corp. (a).............   27,566        556,833
Synopsys, Inc. (a).............    4,133        109,235
                                           ------------
                                             13,803,692
                                           ------------
SPECIALTY RETAIL -- 3.7%
Abercrombie & Fitch Co. .......    2,653        193,616
Advance Auto Parts, Inc. ......    3,310        134,154
American Eagle Outfitters,
  Inc. ........................    6,004        154,063
AutoNation, Inc. (a)...........    4,966        111,437
AutoZone, Inc. (a).............    1,521        207,799
Bed Bath & Beyond, Inc. (a)....    8,518        306,563
Best Buy Co., Inc. ............   11,867        553,833
CarMax, Inc. (a)...............    6,276        160,038
Chico's FAS, Inc. (a)..........    5,083        123,720
Foot Locker, Inc. .............    5,015        109,327
Lowe's Cos., Inc. .............   45,773      1,404,773
O'Reilly Automotive, Inc. (a)..    3,592        131,288
Office Depot, Inc. (a).........    8,265        250,430
PETsMART, Inc. ................    3,895        126,393
RadioShack Corp. ..............    3,845        127,423
Ross Stores, Inc. .............    4,487        138,200
Staples, Inc. .................   21,831        518,050
The Gap, Inc. .................   17,555        335,301
The Home Depot, Inc. ..........   59,450      2,339,357
The TJX Cos., Inc. ............   13,533        372,157
Tiffany & Co. .................    3,988        211,603
Urban Outfitters, Inc. (a).....    3,770         90,593
Williams-Sonoma, Inc. .........    2,702         85,329
                                           ------------
                                              8,185,447
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a)................   11,044        523,375
Liz Claiborne, Inc. ...........    3,242        120,926

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

NIKE, Inc. (Class B)...........    9,827   $    572,816
Polo Ralph Lauren Corp. .......    1,880        184,447
                                           ------------
                                              1,401,564
                                           ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Countrywide Financial Corp. ...   17,629        640,814
Hudson City Bancorp, Inc. .....   15,261        186,490
                                           ------------
                                                827,304
                                           ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ..................    4,471        187,156
                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
American Tower Corp. (Class A)
  (a)..........................   12,686        532,812
Clearwire Corp. (Class A) (a)..      550         13,437
Crown Castle International
  Corp. (a)....................    6,452        234,014
Leap Wireless International,
  Inc. (a).....................    1,403        118,554
MetroPCS Communications Inc
  (a)..........................    1,524         50,353
NII Holdings, Inc. (a).........    4,338        350,250
Sprint Nextel Corp. ...........   87,382      1,809,681
Telephone & Data Systems,
  Inc. ........................    3,195        199,911
US Cellular Corp. (a)..........      434         39,320
                                           ------------
                                              3,348,332
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $197,662,383)..........             223,571,361
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $223,779)..............  223,779        223,779
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $197,886,162)..........             223,795,140
OTHER ASSETS AND
  LIABILITIES -- 0.0% (c)......                 (87,552)
                                           ------------
NET ASSETS -- 100.0%...........            $223,707,588
                                           ============




   (a) Non-income producing security
   (b) Affiliated issuer (Note 3)
   (c) Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 1.9%
Boeing Co. ....................   14,578   $  1,401,821
Goodrich Corp. ................    2,624        156,285
Honeywell International,
  Inc. ........................   14,689        826,697
Northrop Grumman Corp. ........    6,548        509,893
                                           ------------
                                              2,894,696
                                           ------------
AIRLINES -- 0.1%
AMR Corp. (a)..................    4,592        120,999
                                           ------------
AUTO COMPONENTS -- 0.3%
Johnson Controls, Inc. ........    4,012        464,469
                                           ------------
AUTOMOBILES -- 0.3%
General Motors Corp. ..........    9,981        377,282
                                           ------------
BEVERAGES -- 1.7%
Coca-Cola Enterprises, Inc. ...    5,642        135,408
Molson Coors Brewing Co. ......    1,436        132,773
The Coca-Cola Co. .............   43,792      2,290,759
                                           ------------
                                              2,558,940
                                           ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. ...................    8,116        231,062
USG Corp. (a)..................    1,673         82,044
                                           ------------
                                                313,106
                                           ------------
CAPITAL MARKETS -- 5.2%
A.G. Edwards, Inc. ............    1,566        132,405
AllianceBernstein Holding LP...      534         46,506
Ameriprise Financial, Inc. ....    4,462        283,650
Bank of New York Mellon
  Corp. .......................   15,378        637,264
Federated Investors, Inc. .....    2,040         78,193
Janus Capital Group, Inc. .....    4,136        115,146
Lehman Brothers Holdings,
  Inc. ........................   11,107        827,694
Mellon Financial Corp. ........    8,464        372,416
Merrill Lynch & Co., Inc. .....   16,807      1,404,729
Morgan Stanley.................   19,859      1,665,773
Northern Trust Corp. ..........    3,979        255,611
The Bear Stearns Cos., Inc. ...    2,495        349,300
The Goldman Sachs Group,
  Inc. ........................    7,604      1,648,167
                                           ------------
                                              7,816,854
                                           ------------
CHEMICALS -- 2.1%
Air Products & Chemicals,
  Inc. ........................    4,181        336,027
Ashland, Inc. .................    1,169         74,757
E. I. du Pont de Nemours &
  Co. .........................   18,924        962,096
Eastman Chemical Co. ..........    1,678        107,946
International Flavors &
  Fragrances, Inc. ............    1,688         88,012
Lubrizol Corp. ................    1,434         92,565
Lyondell Chemical Co. .........    4,774        177,211
PPG Industries, Inc. ..........    3,427        260,829
Rohm & Haas Co. ...............    2,903        158,736
The Dow Chemical Co. ..........   19,853        877,900
                                           ------------
                                              3,136,079
                                           ------------
COMMERCIAL BANKS -- 7.1%
Associated Bancorp.............    2,431         79,494
BB&T Corp. ....................   11,147        453,460
Comerica, Inc. ................    3,300        196,251
Commerce Bancshares, Inc. .....    1,439         65,187
Compass Bancshares, Inc. ......    2,742        189,143
Fifth Third Bancorp............    9,679        384,934
First Horizon National Corp. ..    2,531         98,709
Huntington Bancshares, Inc. ...    4,544        103,330
Keycorp........................    8,234        282,673
M&T Bank Corp. ................    1,671        178,630
Marshall & Ilsley Corp. .......    4,968        236,626
National City Corp. ...........      829         63,079
National City Corp. ...........   11,074        368,986
PNC Financial Services Group...    7,135        510,723
Popular, Inc. .................    5,226         83,982
Regions Financial Corp. .......   14,535        481,108
Sky Financial Group, Inc. .....    2,394         66,697
SunTrust Banks, Inc. ..........    7,310        626,759
Synovus Financial Corp. .......    5,536        169,955
TCF Financial Corp. ...........    2,633         73,197
The Colonial BancGroup, Inc. ..    3,038         75,859
U.S. Bancorp...................   36,160      1,191,472
UnionBanCal Corp. .............    1,093         65,252
Valley National Bancorp........    2,506         56,360
Wachovia Corp. ................   39,317      2,014,996
Wells Fargo & Co. .............   64,910      2,282,885
Zions Bancorp..................    2,167        166,664
                                           ------------
                                             10,566,411
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Avery Dennison Corp. ..........    2,040        135,619
Pitney Bowes, Inc. ............    4,574        214,155
R.R. Donnelley & Sons Co. .....    4,545        197,753
Republic Services, Inc. .......    3,611        110,641
                                           ------------
                                                658,168
                                           ------------
COMMUNICATIONS EQUIPMENT -- 0.6%
Motorola, Inc. ................   47,713        844,520
Tellabs, Inc. (a)..............    8,241         88,673
                                           ------------
                                                933,193
                                           ------------
COMPUTERS & PERIPHERALS -- 2.1%
International Business Machines
  Corp. .......................   28,086      2,956,051
Seagate Technology.............   11,315        246,328
                                           ------------
                                              3,202,379
                                           ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. ..........    1,706        195,405
                                           ------------
CONSUMER FINANCE -- 0.5%
Capital One Financial Corp. ...    8,594        674,113
Student Loan Corp. ............      104         21,206
                                           ------------
                                                695,319
                                           ------------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc. ...............    2,271         75,352
Sealed Air Corp. ..............    3,260        101,125
Smurfit-Stone Container Corp.
  (a)..........................    5,478         72,912
Sonoco Products Co. ...........    2,145         91,828
Temple-Inland, Inc. ...........    2,187        134,566
                                           ------------
                                                475,783
                                           ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. .............    3,498        173,501
                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
The Service Master Co. ........    6,122         94,646
                                           ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

DIVERSIFIED FINANCIAL SERVICES -- 9.0%
Bank of America Corp. .........   92,629   $  4,528,632
CIT Group, Inc. ...............    4,075        223,432
Citigroup, Inc. ...............  102,360      5,250,044
JPMorgan Chase & Co. ..........   70,573      3,419,262
                                           ------------
                                             13,421,370
                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.8%
AT&T, Inc. ....................  126,976      5,269,504
CenturyTel, Inc. ..............    2,282        111,932
Citizens Communications Co. ...    7,117        108,677
Embarq Corp. ..................    3,038        192,518
Qwest Communications
  International, Inc. (a)......   31,552        306,054
Verizon Communications, Inc. ..   59,628      2,454,885
Windstream Corp. ..............    9,681        142,892
                                           ------------
                                              8,586,462
                                           ------------
ELECTRIC UTILITIES -- 3.4%
American Electric Power Co.,
  Inc. ........................    8,055        362,797
DPL, Inc. .....................    2,221         62,943
Duke Energy Corp. .............   25,627        468,974
Edison International...........    6,144        344,801
Entergy Corp. .................    4,081        438,095
Exelon Corp. ..................   13,841      1,004,857
FirstEnergy Corp. .............    6,288        407,022
FPL Group, Inc. ...............    7,606        431,564
Northeast Utilities............    3,232         91,659
Pepco Holdings, Inc. ..........    3,954        111,503
Pinnacle West Capital Corp. ...    2,043         81,414
PPL Corp. .....................    7,887        369,033
Progress Energy, Inc. .........    5,201        237,114
Reliant Energy, Inc. (a).......    6,888        185,632
The Southern Co. ..............   15,507        531,735
                                           ------------
                                              5,129,143
                                           ------------
ELECTRICAL EQUIPMENT -- 0.7%
Cooper Industries, Ltd. .......    4,022        229,616
Emerson Electric Co. ..........   16,505        772,434
Hubbell, Inc. (Class B)........    1,194         64,739
                                           ------------
                                              1,066,789
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Arrow Electronics, Inc. (a)....    2,525         97,036
Avnet, Inc. (a)................    2,976        117,968
Ingram Micro, Inc. (Class A)
  (a)..........................    2,993         64,978
                                           ------------
                                                279,982
                                           ------------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. .................    9,167        311,953
SUPERVALU, Inc. ...............    4,232        196,026
The Kroger Co. ................   13,610        382,850
                                           ------------
                                                890,829
                                           ------------
FOOD PRODUCTS -- 2.2%
Campbell Soup Co. .............    5,048        195,913
ConAgra Foods, Inc. ...........   10,536        282,997
General Mills, Inc. ...........    7,080        413,613
H.J. Heinz Co. ................    6,431        305,279
Hormel Foods Corp. ............    1,554         58,042
Kellogg Co. ...................    5,081        263,145
Kraft Foods, Inc. .............   33,077      1,165,964
McCormick & Co., Inc. .........    2,409         91,976
Sara Lee Corp. ................   14,987        260,774
Smithfield Foods, Inc. (a).....    2,582         79,500
Tyson Foods, Inc. (Class A)....    5,671        130,660
                                           ------------
                                              3,247,863
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hillenbrand Industries, Inc. ..    1,200         78,000
                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
CIGNA Corp. ...................    5,950        310,709
Tenet Healthcare Corp. (a).....   10,028         65,282
                                           ------------
                                                375,991
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
American Real Estate Partners
  LP...........................      108         10,988
Carnival Corp. ................    8,676        423,129
McDonald's Corp. ..............   24,699      1,253,721
Royal Caribbean Cruises,
  Ltd. ........................    2,759        118,582
                                           ------------
                                              1,806,420
                                           ------------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp. ..........    1,410        124,517
KB HOME........................    1,579         62,165
Leggett & Platt, Inc. .........    3,541         78,079
Mohawk Industries, Inc. (a)....    1,166        117,521
Newell Rubbermaid, Inc. .......    5,656        166,456
NVR, Inc. (a)..................      106         72,053
The Stanley Works..............    1,678        101,855
Whirlpool Corp. ...............    1,583        176,030
                                           ------------
                                                898,676
                                           ------------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. ..........    9,389        628,030
                                           ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Dynegy, Inc. (Class A) (a).....    8,184         77,257
NRG Energy, Inc. (a)...........    4,970        206,603
TXU Corp. .....................    9,497        639,148
                                           ------------
                                                923,008
                                           ------------
INDUSTRIAL CONGLOMERATES -- 6.5%
General Electric Co. ..........  211,728      8,104,948
Textron, Inc. .................    2,173        239,269
Tyco International, Ltd. ......   40,672      1,374,307
                                           ------------
                                              9,718,524
                                           ------------
INSURANCE -- 7.2%
ACE, Ltd. .....................    6,688        418,134
AMBAC Financial Group, Inc. ...    2,171        189,290
American International Group,
  Inc. ........................   46,887      3,283,497
AON Corp. .....................    5,536        235,889
Arthur J. Gallagher & Co. .....    1,932         53,864
Chubb Corp. ...................    8,231        445,626
Cincinnati Financial Corp. ....    3,132        135,929
CNA Financial Corp. ...........      545         25,991
Conseco, Inc. (a)..............    3,331         69,585
Everest Re Group, Ltd. ........    1,322        143,622
Fidelity National Title Group,
  Inc. ........................    4,433        105,062
Genworth Financial, Inc. (Class
  A)...........................    9,230        317,512
Lincoln National Corp. ........    5,659        401,506
Loews Corp. ...................    9,578        488,286
Marsh & McLennan Cos., Inc. ...   11,194        345,671

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

MBIA, Inc. ....................    2,760   $    171,727
MetLife, Inc. .................    9,510        613,205
Nationwide Financial Services,
  Inc. (Class A)...............    1,097         69,352
Old Republic International
  Corp. .......................    4,396         93,459
Protective Life Corp. .........    1,278         61,101
SAFECO Corp. ..................    2,198        136,848
The Allstate Corp. ............   12,655        778,409
The Hartford Financial Services
  Group, Inc. .................    6,587        648,885
The Travelers Cos., Inc. ......   13,653        730,436
Torchmark Corp. ...............    2,045        137,015
Transatlantic Holdings, Inc. ..      562         39,975
Unitrin, Inc. .................      855         42,049
UnumProvident Corp. ...........    7,139        186,399
White Mountains Insurance
  Group, Ltd. .................      163         98,781
XL Capital, Ltd. (Class A).....    3,663        308,754
                                           ------------
                                             10,775,859
                                           ------------
IT SERVICES -- 0.3%
Computer Sciences Corp. (a)....    3,517        208,030
Electronic Data Systems
  Corp. .......................   10,608        294,160
                                           ------------
                                                502,190
                                           ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ...............    1,825         59,550
Eastman Kodak Co. .............    5,829        162,221
Hasbro, Inc. ..................    2,929         92,000
Mattel, Inc. ..................    8,119        205,329
                                           ------------
                                                519,100
                                           ------------
MACHINERY -- 1.2%
Deere & Co. ...................    4,667        563,493
Dover Corp. ...................    4,206        215,137
Eaton Corp. ...................    3,120        290,160
Ingersoll-Rand Co., Ltd. (Class
  A)...........................    6,305        345,640
Parker-Hannifin Corp. .........    2,414        236,355
Pentair, Inc. .................    2,156         83,157
SPX Corp. .....................    1,228        107,831
                                           ------------
                                              1,841,773
                                           ------------
MEDIA -- 0.8%
CBS Corp. .....................   13,445        447,988
Gannett Co., Inc. .............    4,803        263,925
Idearc, Inc. ..................    3,097        109,417
The Interpublic Group of Cos.,
  Inc. (a).....................    9,561        108,995
The New York Times Co. (Class
  A)...........................    3,106         78,892
Time Warner Cable, Inc. (a)....    3,188        124,874
Tribune Co. ...................      974         28,636
                                           ------------
                                              1,162,727
                                           ------------
METALS & MINING -- 0.8%
Alcoa, Inc. ...................   17,940        727,108
Southern Copper Corp. .........    1,551        146,197
United States Steel Corp. .....    2,420        263,175
                                           ------------
                                              1,136,480
                                           ------------
MULTI-UTILITIES -- 2.2%
Alliant Energy Corp. ..........    2,415         93,823
Ameren Corp. ..................    4,226        207,116
CenterPoint Energy, Inc. ......    5,850        101,790
Consolidated Edison, Inc. .....    5,604        252,853
Dominion Resources, Inc. ......    7,258        626,438
DTE Energy Co. ................    3,617        174,412
Energy East Corp. .............    3,214         83,853
Integrys Energy Group, Inc. ...    1,490         75,588
KeySpan Corp. .................    3,605        151,338
MDU Resources Group, Inc. .....    3,537         99,177
NiSource, Inc. ................    5,641        116,825
NSTAR..........................    2,171         70,449
Public Service Enterprise
  Group, Inc. .................    5,167        453,559
SCANA Corp. ...................    2,158         82,630
Sempra Energy..................    4,792        283,830
TECO Energy, Inc. .............    4,219         72,482
Wisconsin Energy Corp. ........    2,404        106,329
Xcel Energy, Inc. .............    8,392        171,784
                                           ------------
                                              3,224,276
                                           ------------
MULTILINE RETAIL -- 0.2%
Sears Holdings Corp. (a).......    1,965        333,068
                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 13.3%
Chevron Corp. .................   44,413      3,741,351
ConocoPhillips.................   31,304      2,457,364
El Paso Corp. .................   14,399        248,095
Enbridge Energy Partners LP....    1,062         58,994
Energy Transfer Partners LP....    2,034        125,559
Enterprise Products Partners
  LP...........................    5,685        180,840
Exxon Mobil Corp. .............  117,216      9,832,078
Hess Corp. ....................    5,822        343,265
Kinder Morgan Energy Partners
  LP...........................    3,002        165,680
Marathon Oil Corp. ............   14,080        844,237
Noble Energy, Inc. ............    3,575        223,044
Occidental Petroleum Corp. ....   17,146        992,411
ONEOK Partners LP..............      974         66,670
Plains All American Pipeline
  LP...........................    1,592        101,331
Spectra Energy Corp. ..........   12,763        331,328
Tesoro Corp. ..................    2,769        158,248
                                           ------------
                                             19,870,495
                                           ------------
PAPER & FOREST PRODUCTS -- 0.6%
Domtar Corp. (a)...............   12,116        135,215
International Paper Co. .......    9,005        351,645
MeadWestvaco Corp. ............    3,729        131,708
Weyerhaeuser Co. ..............    4,458        351,870
                                           ------------
                                                970,438
                                           ------------
PHARMACEUTICALS -- 6.8%
Abbott Laboratories............   31,650      1,694,858
Bristol-Myers Squibb Co. ......   40,535      1,279,285
Eli Lilly & Co. ...............   19,863      1,109,944
King Pharmaceuticals, Inc.
  (a)..........................    4,853         99,292
Merck & Co., Inc. .............   44,764      2,229,247
Pfizer, Inc. ..................  145,781      3,727,620
                                           ------------
                                             10,140,246
                                           ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.3%
AMB Property Corp. ............    2,014        107,185
Apartment Investment &
  Management Co. (Class A).....    1,937         97,664
Archstone-Smith Trust..........    4,521        267,236
Avalonbay Communities, Inc. ...    1,660        197,341
Camden Property Trust..........    1,127         75,475
Developers Diversified Realty
  Corp. .......................    2,578        135,886

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Duke Realty Corp. .............    2,770   $     98,806
Equity Residential.............    5,913        269,810
Federal Realty Investment
  Trust........................    1,116         86,222
Health Care Property Investors,
  Inc. ........................    4,240        122,663
Hospitality Properties Trust...    1,929         80,034
Host Hotels & Resorts, Inc. ...   10,655        246,344
iStar Financial, Inc. .........    2,669        118,317
Kimco Realty Corp. ............    4,458        169,716
Liberty Property LP............    1,809         79,469
Mack-Cali Realty Corp. ........    1,420         61,756
Plum Creek Timber Co., Inc. ...    3,732        155,475
Public Storage, Inc. ..........    2,656        204,034
Regency Centers Corp. .........    1,451        102,296
The Macerich Co. ..............    1,454        119,839
Thornburg Mortgage, Inc. ......    2,484         65,031
UDR, Inc. .....................    2,760         72,588
Ventas, Inc. ..................    2,567         93,054
Vornado Realty Trust...........    2,921        320,843
Weingarten Realty Investors....    1,594         65,513
                                           ------------
                                              3,412,597
                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Forest City Enterprises,
  Inc. ........................    1,457         89,576
                                           ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. .......................    7,393        629,440
CSX Corp. .....................    8,952        403,556
Union Pacific Corp. ...........    5,483        631,368
                                           ------------
                                              1,664,364
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
Intel Corp. ...................  119,647      2,842,813
                                           ------------
SOFTWARE -- 0.1%
Cadence Design Systems, Inc.
  (a)..........................    5,707        125,326
                                           ------------
SPECIALTY RETAIL -- 0.3%
Circuit City Stores, Inc. .....    3,505         52,855
Limited Brands, Inc. ..........    7,038        193,193
The Sherwin-Williams Co. ......    2,301        152,948
TravelCenters of America LLC
  (a)..........................      150          6,068
                                           ------------
                                                405,064
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Jones Apparel Group, Inc. .....    2,198         62,094
V. F. Corp. ...................    1,806        165,393
                                           ------------
                                                227,487
                                           ------------
THRIFTS & MORTGAGE FINANCE -- 2.4%
Astoria Financial Corp. .......    1,817         45,498
Fannie Mae.....................   19,910      1,300,720
Freddie Mac....................   13,606        825,884
MGIC Investment Corp. .........    1,664         94,615
New York Community Bancorp,
  Inc. ........................    5,832         99,260
People's United Financial,
  Inc. ........................    2,537         44,981
Radian Group, Inc. ............    1,588         85,752
Sovereign Bancorp, Inc. .......    6,813        144,027
TFS Financial Corp. (a)........    2,022         23,334
The PMI Group, Inc. ...........    1,725         77,056
Washington Mutual, Inc. .......   18,164        774,513
                                           ------------
                                              3,515,640
                                           ------------
TOBACCO -- 2.4%
Altria Group, Inc. ............   43,169      3,027,874
Loews Corp.-Carolina Group.....    2,243        173,316
Reynolds American, Inc. .......    3,464        225,853
UST, Inc. .....................    3,359        180,412
                                           ------------
                                              3,607,455
                                           ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. ...........    1,581        147,112
                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
ALLTEL Corp. ..................    7,187        485,482
                                           ------------
TOTAL COMMON STOCKS --  (Cost
  $127,374,711)................             148,727,885
                                           ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $285,774)..............  285,774        285,774
                                           ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $127,660,485)..........             149,013,659
OTHER ASSETS AND
  LIABILITIES -- 0.2%..........                 233,706
                                           ------------
NET ASSETS -- 100.0%...........            $149,247,365
                                           ============



(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----


COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.6%
Alliant Techsystems, Inc. (a)...     477   $    47,294
BE Aerospace, Inc. (a)..........   1,329        54,888
Spirit Aerosystems Holdings,
  Inc. (a)......................   1,422        51,263
                                           -----------
                                               153,445
                                           -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ............   1,200        32,148
                                           -----------
AIRLINES -- 0.8%
Continental Airlines, Inc.
  (Class B) (a).................   1,398        47,350
Delta Air Lines, Inc. (a).......   3,464        68,241
UAL Corp. (a)...................   1,478        59,992
US Airways Group, Inc. (a)......     937        28,363
                                           -----------
                                               203,946
                                           -----------
AUTO COMPONENTS -- 1.1%
BorgWarner, Inc. ...............     823        70,811
Gentex Corp. ...................   2,080        40,955
Lear Corp. (a)..................     922        32,832
The Goodyear Tire & Rubber Co.
  (a)...........................   2,670        92,809
TRW Automotive Holdings Corp.
  (a)...........................     756        27,844
                                           -----------
                                               265,251
                                           -----------
BEVERAGES -- 0.6%
Constellation Brands, Inc.
  (Class A) (a).................   3,021        73,350
Hansen Natural Corp. (a)........   1,044        44,871
PepsiAmericas, Inc. ............     939        23,062
                                           -----------
                                               141,283
                                           -----------
BIOTECHNOLOGY -- 1.1%
Amylin Pharmaceuticals, Inc.
  (a)...........................   1,716        70,630
Cephalon, Inc. (a)..............     948        76,210
ImClone Systems, Inc. (a).......     867        30,657
Millennium Pharmaceuticals, Inc.
  (a)...........................   4,581        48,421
Vertex Pharmaceuticals, Inc.
  (a)...........................   1,889        53,950
                                           -----------
                                               279,868
                                           -----------
BUILDING PRODUCTS -- 0.6%
Armstrong World Industries, Inc.
  (a)...........................     246        12,337
Lennox International, Inc. .....     929        31,800
Owens Corning, Inc. (a).........   1,276        42,912
USG Corp. (a)...................   1,189        58,308
                                           -----------
                                               145,357
                                           -----------
CAPITAL MARKETS -- 2.2%
A.G. Edwards, Inc. .............   1,074        90,807
Affiliated Managers Group, Inc.
  (a)...........................     434        55,882
Eaton Vance Corp. ..............   1,825        80,628
Federated Investors, Inc. ......   1,439        55,157
Investors Financial Services
  Corp. ........................      92         5,673
Janus Capital Group, Inc. ......   2,669        74,305
Jefferies Group, Inc. ..........   1,559        42,062
Lazard, Ltd. ...................     732        32,962
Nuveen Investments, Inc. .......   1,147        71,286
Raymond James Financial, Inc. ..   1,390        42,951
                                           -----------
                                               551,713
                                           -----------
CHEMICALS -- 3.6%
Airgas, Inc. ...................     982        47,038
Albemarle Corp. ................   1,106        42,614
Ashland, Inc. ..................     812        51,927
Cabot Corp. ....................     838        39,956
Celanese Corp. .................   2,292        88,884
Chemtura Corp. .................   3,483        38,696
Cytec Industries, Inc. .........     596        38,007
Eastman Chemical Co. ...........   1,214        78,097
FMC Corp. ......................     520        46,483
Hercules, Inc. (a)..............   1,643        32,285
Huntsman Corp. .................   1,313        31,919
International Flavors &
  Fragrances, Inc. .............   1,197        62,412
Lubrizol Corp. .................     986        63,646
Nalco Holding Co. ..............   2,059        56,520
RPM International, Inc. ........   1,714        39,611
Sigma-Aldrich Corp. ............   1,632        69,637
The Scotts Miracle-Gro Co.
  (Class A).....................     612        26,279
Valhi, Inc. ....................     168         2,738
Valspar Corp. ..................   1,371        38,950
                                           -----------
                                               895,699
                                           -----------
COMMERCIAL BANKS -- 3.0%
Associated Bancorp..............   1,700        55,590
Bank of Hawaii Corp. ...........     720        37,181
BOK Financial Corp. ............     322        17,201
City National Corp. ............     569        43,295
Colonial BancGroup, Inc. .......   2,218        55,384
Commerce Bancshares, Inc. ......     989        44,802
Cullen/Frost Bankers, Inc. .....     868        46,412
First Horizon National Corp. ...   1,780        69,420
Fulton Financial Corp. .........   2,516        36,281
Huntington Bancshares, Inc. ....   3,254        73,996
Popular, Inc. ..................   3,682        59,170
Sky Financial Group, Inc. ......   1,704        47,473
TCF Financial Corp. ............   1,793        49,845
Valley National Bancorp.........   1,757        39,507
Webster Financial Corp. ........     815        34,776
Wilmington Trust Corp. .........     990        41,095
                                           -----------
                                               751,428
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
Allied Waste Industries, Inc.
  (a)...........................   4,117        55,415
ChoicePoint, Inc. (a)...........   1,092        46,355
Copart, Inc. (a)................     972        29,734
Corrections Corp. of America
  (a)...........................     885        55,852
Covanta Holding Corp. (a).......   1,553        38,282
Dun & Bradstreet Corp. .........     848        87,327
Equifax, Inc. ..................   2,172        96,480
Herman Miller, Inc. ............     935        29,546
HNI Corp. ......................     574        23,534
Republic Services, Inc. ........   2,436        74,639
Steelcase, Inc. (Class A).......     900        16,650
Stericycle, Inc. (a)............   1,280        56,909
TeleTech Holdings, Inc. (a).....     578        18,773
The Brink's Co. ................     583        36,082
The Corporate Executive Board
  Co. ..........................     533        34,597
                                           -----------
                                               700,175
                                           -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

COMMUNICATIONS EQUIPMENT -- 1.2%
Avaya, Inc. (a).................   6,443   $   108,500
F5 Networks, Inc. (a)...........     598        48,199
JDS Uniphase Corp. (a)..........   3,061        41,109
Polycom, Inc. (a)...............   1,286        43,209
Tellabs, Inc. (a)...............   5,714        61,483
                                           -----------
                                               302,500
                                           -----------
COMPUTERS & PERIPHERALS -- 1.0%
Brocade Communications Systems,
  Inc. (a)......................   5,809        45,426
Diebold, Inc. ..................     952        49,695
Lexmark International, Inc.
  (a)...........................   1,349        66,519
QLogic Corp. (a)................   2,288        38,095
Western Digital Corp. (a).......   3,189        61,707
                                           -----------
                                               261,442
                                           -----------
CONSTRUCTION & ENGINEERING -- 1.6%
Foster Wheeler, Ltd. (a)........   1,012       108,274
Granite Construction, Inc. .....     499        32,026
Jacobs Engineering Group, Inc.
  (a)...........................   1,679        96,559
KBR, Inc. (a)...................   2,370        62,165
Quanta Services, Inc. (a).......   1,473        45,177
The Shaw Group, Inc. (a)........   1,096        50,734
                                           -----------
                                               394,935
                                           -----------
CONSTRUCTION MATERIALS -- 0.6%
Florida Rock Industries, Inc. ..     802        54,135
Martin Marietta Materials,
  Inc. .........................     608        98,508
                                           -----------
                                               152,643
                                           -----------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)...........   1,702        45,188
The First Marblehead Corp. .....     886        34,235
The Student Loan Corp. .........      58        11,826
                                           -----------
                                                91,249
                                           -----------
CONTAINERS & PACKAGING -- 2.4%
Aptargroup, Inc. ...............     928        33,000
Ball Corp. .....................   1,456        77,416
Bemis Co., Inc. ................   1,526        50,633
Crown Holdings, Inc. (a)........   2,356        58,829
Greif, Inc. (Class A)...........     440        26,228
Owens-Illinois, Inc. (a)........   2,060        72,100
Packaging Corp. of America......   1,327        33,586
Pactiv Corp. (a)................   1,860        59,315
Sealed Air Corp. ...............   2,328        72,215
Smurfit-Stone Container Corp.
  (a)...........................   3,679        48,968
Sonoco Products Co. ............   1,431        61,261
                                           -----------
                                               593,551
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
Career Education Corp. (a)......   1,373        46,366
ITT Educational Services, Inc.
  (a)...........................     580        68,080
Laureate Education, Inc. (a)....     687        42,360
Service Corp. International.....   4,283        54,737
Sotheby's Holdings, Inc. .......     936        43,075
The Service Master Co. .........   4,134        63,912
Weight Watchers International,
  Inc. .........................     526        26,742
                                           -----------
                                               345,272
                                           -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Nasdaq Stock Market, Inc. (a)...   1,410        41,891
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
CenturyTel, Inc. ...............   1,482        72,692
Citizens Communications Co. ....   4,900        74,823
Time Warner Telecom, Inc. (Class
  A) (a)........................   2,058        41,366
                                           -----------
                                               188,881
                                           -----------
ELECTRIC UTILITIES -- 2.0%
DPL, Inc. ......................   1,638        46,421
Great Plains Energy, Inc. ......   1,241        36,138
Northeast Utilities.............   2,217        62,874
Pepco Holdings, Inc. ...........   2,784        78,509
Pinnacle West Capital Corp. ....   1,429        56,946
Reliant Energy, Inc. (a)........   4,898       132,001
Sierra Pacific Resources (a)....   3,202        56,227
Westar Energy, Inc. ............   1,258        30,544
                                           -----------
                                               499,660
                                           -----------
ELECTRICAL EQUIPMENT -- 1.5%
Acuity Brands, Inc. ............     631        38,037
AMETEK, Inc. ...................   1,532        60,790
First Solar, Inc. (a)...........     401        35,805
General Cable Corp. (a).........     744        56,358
Hubbell, Inc. (Class B).........     815        44,189
Roper Industries, Inc. .........   1,251        71,432
Sunpower Corp. (Class A) (a)....     317        19,987
Thomas & Betts Corp. (a)........     836        48,488
                                           -----------
                                               375,086
                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
Amphenol Corp. (Class A)........   2,571        91,656
Anixter International, Inc.
  (a)...........................     458        34,446
Arrow Electronics, Inc. (a).....   1,788        68,713
Avnet, Inc. (a).................   2,158        85,543
AVX Corp. ......................     755        12,639
CDW Corp. (a)...................     880        74,774
Dolby Laboratories, Inc. (a)....     633        22,414
Ingram Micro, Inc. (Class A)
  (a)...........................   2,066        44,853
Jabil Circuit, Inc. ............   2,569        56,698
Mettler Toledo International,
  Inc. (a)......................     543        51,862
Molex, Inc. ....................   2,024        60,740
Solectron Corp. (a).............  13,103        48,219
Tektronix, Inc. ................   1,126        37,991
Trimble Navigation, Ltd. (a)....   1,695        54,579
Vishay Intertechnology, Inc.
  (a)...........................   2,445        38,680
                                           -----------
                                               783,807
                                           -----------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Dresser-Rand Group, Inc. (a)....   1,219        48,151
FMC Technologies, Inc. (a)......     926        73,358
Helmerich & Payne, Inc. ........   1,386        49,092
Patterson-UTI Energy, Inc. .....   2,235        58,579
Pride International, Inc. (a)...   2,364        88,556
Rowan Cos., Inc. ...............   1,586        64,994
SEACOR Holdings, Inc. (a).......     345        32,209
Superior Energy Services, Inc.
  (a)...........................   1,151        45,948
Tidewater, Inc. ................     833        59,043
                                           -----------
                                               519,930
                                           -----------
FOOD & STAPLES RETAILING -- 0.3%
Rite Aid Corp. (a)..............  11,204        71,482
                                           -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

FOOD PRODUCTS -- 1.1%
Corn Products International,
  Inc. .........................   1,073   $    48,768
Hormel Foods Corp. .............   1,077        40,226
McCormick & Co., Inc. ..........   1,685        64,333
Seaboard Corp. .................       5        11,725
Smithfield Foods, Inc. (a)......   1,790        55,114
The J.M. Smucker Co. ...........     822        52,329
                                           -----------
                                               272,495
                                           -----------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. ............   1,130        45,743
Atmos Energy Corp. .............   1,284        38,597
Energen Corp. ..................     945        51,918
Equitable Resources, Inc. ......   1,641        81,328
National Fuel Gas Co. ..........   1,019        44,133
ONEOK, Inc. ....................   1,486        74,909
Southern Union Co. .............   1,436        46,799
UGI Corp. ......................   1,523        41,548
                                           -----------
                                               424,975
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
Bausch & Lomb, Inc. ............     788        54,719
Beckman Coulter, Inc. ..........     896        57,953
Cytyc Corp. (a).................   1,631        70,312
Dade Behring Holdings, Inc. ....   1,176        62,469
Dentsply International, Inc. ...   2,053        78,548
Edwards Lifesciences Corp. (a)..     848        41,840
Gen-Probe, Inc. (a).............     755        45,617
Hillenbrand Industries, Inc. ...     839        54,535
Hologic, Inc. (a)...............     764        42,257
IDEXX Laboratories, Inc. (a)....     451        42,678
Intuitive Surgical, Inc. (a)....     533        73,965
Kinetic Concepts, Inc. (a)......     744        38,666
ResMed, Inc. (a)................   1,105        45,592
Respironics, Inc. (a)...........   1,058        45,060
                                           -----------
                                               754,211
                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Brookdale Senior Living, Inc. ..     743        33,859
Community Health Systems, Inc.
  (a)...........................   1,370        55,416
DaVita, Inc. (a)................   1,519        81,844
Health Management Associates,
  Inc. .........................   3,456        39,260
Henry Schein, Inc. (a)..........   1,272        67,963
Lincare Holdings, Inc. (a)......   1,196        47,661
Manor Care, Inc. ...............   1,063        69,403
Omnicare, Inc. .................   1,756        63,321
Patterson Cos., Inc. (a)........   1,865        69,509
Pediatrix Medical Group, Inc.
  (a)...........................     695        38,329
Tenet Healthcare Corp. (a)......   6,793        44,222
Triad Hospitals, Inc. (a).......   1,275        68,544
Universal Health Services, Inc.
  (Class B).....................     736        45,264
VCA Antech, Inc. (a)............   1,208        45,530
WellCare Health Plans, Inc.
  (a)...........................     502        45,436
                                           -----------
                                               815,561
                                           -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a)................     895        49,646
HLTH Corp. (a)..................   2,447        34,282
IMS Health, Inc. ...............   2,791        89,675
                                           -----------
                                               173,603
                                           -----------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
Boyd Gaming Corp. ..............     826        40,631
Brinker International, Inc. ....   1,619        47,388
Burger King Holdings, Inc. .....     782        20,598
Choice Hotels International,
  Inc. .........................     522        20,629
Darden Restaurants, Inc. .......   1,849        81,338
International Speedway Corp.
  (Class A).....................     504        26,566
Jack in the Box, Inc. (a).......     447        31,710
Orient-Express Hotels, Ltd.
  (Class A).....................     577        30,812
Penn National Gaming, Inc. (a)..   1,058        63,575
Scientific Games Corp. (Class A)
  (a)...........................     980        34,251
Station Casinos, Inc. ..........     615        53,382
Wendy's International, Inc. ....   1,245        45,754
                                           -----------
                                               496,634
                                           -----------
HOUSEHOLD DURABLES -- 1.7%
Centex Corp. ...................   1,711        68,611
Jarden Corp. (a)................     932        40,085
KB HOME.........................   1,123        44,213
Leggett & Platt, Inc. ..........   2,584        56,977
NVR, Inc. (a)...................      73        49,622
Snap-on, Inc. ..................     828        41,822
The Stanley Works...............   1,173        71,201
Toll Brothers, Inc. (a).........   1,949        48,686
                                           -----------
                                               421,217
                                           -----------
HOUSEHOLD PRODUCTS -- 0.5%
Church & Dwight Co., Inc. ......     937        45,407
Energizer Holdings, Inc. (a)....     810        80,676
                                           -----------
                                               126,083
                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a)......   5,799        54,743
                                           -----------
INDUSTRIAL CONGLOMERATES -- 0.9%
Carlisle Cos., Inc. ............     880        40,929
McDermott International, Inc.
  (a)...........................   1,595       132,576
Teleflex, Inc. .................     556        45,470
                                           -----------
                                               218,975
                                           -----------
INSURANCE -- 4.8%
Alleghany Corp. (a).............      76        30,894
Allied World Assurance Holdings,
  Ltd. .........................     496        25,420
American Financial Group,
  Inc. .........................     996        34,013
American National Insurance
  Co. ..........................     226        34,488
Arch Capital Group, Ltd. (a)....     602        43,669
Arthur J. Gallagher & Co. ......   1,424        39,701
Axis Capital Holdings, Ltd. ....   2,053        83,454
Brown & Brown, Inc. ............   1,645        41,355
Conseco, Inc. (a)...............   2,155        45,018
Endurance Specialty Holdings,
  Ltd. .........................     857        34,314
Erie Indemnity Co. (Class A)....     688        37,180
Fidelity National Title Group,
  Inc. .........................   3,170        75,129
First American Corp. ...........   1,233        61,034
Hanover Insurance Group, Inc. ..     739        36,056
HCC Insurance Holdings, Inc. ...   1,604        53,590
Markel Corp. (a)................     144        69,777
Mercury General Corp. ..........     383        21,107
Odyssey Re Holdings Corp. ......     397        17,027
Old Republic International
  Corp. ........................   3,088        65,651
OneBeacon Insurance Group,
  Ltd. .........................     347         8,790

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

PartnerRe, Ltd. ................     819   $    63,473
Philadelphia Consolidated
  Holding Corp. (a).............     859        35,906
Protective Life Corp. ..........     924        44,176
Reinsurance Group America,
  Inc. .........................     419        25,241
RenaissanceRe Holdings, Ltd. ...     955        59,200
StanCorp Financial Group,
  Inc. .........................     776        40,724
Transatlantic Holdings, Inc. ...     383        27,243
Unitrin, Inc. ..................     636        31,278
Wesco Financial Corp. ..........      20         7,700
                                           -----------
                                             1,192,608
                                           -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Equinix, Inc. (a)...............     382        34,942
Valueclick, Inc. (a)............   1,418        41,774
WebMD Health Corp. (Class A)
  (a)...........................     117         5,507
                                           -----------
                                                82,223
                                           -----------
IT SERVICES -- 2.7%
Affiliated Computer Services,
  Inc. (a)......................   1,356        76,912
Alliance Data Systems Corp.
  (a)...........................     933        72,102
Ceridian Corp. (a)..............   2,070        72,450
Checkfree Corp. (a).............   1,057        42,492
Convergys Corp. (a).............   1,983        48,068
DST Systems, Inc. (a)...........     733        58,061
Gartner, Inc. (a)...............     990        24,344
Global Payments, Inc. ..........   1,154        45,756
Hewitt Associates, Inc. (Class
  A) (a)........................   1,465        46,880
Iron Mountain, Inc. (a).........   2,592        67,729
MoneyGram International, Inc. ..   1,193        33,344
Unisys Corp. (a)................   4,966        45,389
VeriFone Holdings, Inc. (a).....     958        33,770
                                           -----------
                                               667,297
                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. ................   1,292        42,158
Hasbro, Inc. ...................   2,059        64,673
                                           -----------
                                               106,831
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.9%
Applera Corp. -- Applied
  Biosystems Group..............   2,646        80,809
Charles River Laboratories
  International, Inc. (a).......     970        50,071
Covance, Inc. (a)...............     920        63,075
Invitrogen Corp. (a)............     671        49,486
Millipore Corp. (a).............     768        57,669
PerkinElmer, Inc. ..............   1,734        45,188
Pharmaceutical Product
  Development, Inc. ............   1,488        56,946
Waters Corp. (a)................   1,465        86,963
                                           -----------
                                               490,207
                                           -----------
MACHINERY -- 3.8%
AGCO Corp. (a)..................   1,308        56,780
Crane Co. ......................     767        34,860
Donaldson Co., Inc. ............   1,009        35,870
Flowserve Corp. ................     814        58,283
Graco, Inc. ....................     976        39,313
Harsco Corp. ...................   1,199        62,348
IDEX Corp. .....................   1,166        44,918
Joy Global, Inc. ...............   1,561        91,053
Kennametal, Inc. ...............     560        45,937
Lincoln Electric Holdings,
  Inc. .........................     577        42,837
Oshkosh Truck Corp. ............   1,058        66,569
Pall Corp. .....................   1,765        81,172
Pentair, Inc. ..................   1,447        55,811
SPX Corp. ......................     812        71,302
The Manitowoc Co., Inc. ........     893        71,779
The Timken Co. .................   1,081        39,035
Trinity Industries, Inc. .......   1,157        50,376
                                           -----------
                                               948,243
                                           -----------
MEDIA -- 2.8%
Discovery Holding Co. (Class A)
  (a)...........................   3,995        91,845
Dow Jones & Co., Inc. ..........     851        48,890
DreamWorks Animation SKG, Inc.
  (Class A) (a).................     818        23,591
Getty Images, Inc. (a)..........     682        32,606
Hearst-Argyle Television,
  Inc. .........................     361         8,700
Idearc, Inc. ...................   2,092        73,910
Marvel Entertainment, Inc. (a)..     803        20,460
McClatchy Co. (Class A).........     792        20,046
Meredith Corp. .................     560        34,496
R.H. Donnelley Corp. (a)........   1,016        76,992
Regal Entertainment Group.......   1,119        24,540
Sirius Satellite Radio, Inc.
  (a)...........................  19,129        57,770
The Interpublic Group of Cos.,
  Inc. (a)......................   6,766        77,132
The New York Times Co. (Class
  A)............................   2,084        52,934
Warner Music Group Corp. .......     666         9,624
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............   4,400        51,788
                                           -----------
                                               705,324
                                           -----------
METALS & MINING -- 1.9%
AK Steel Holding Corp. (a)......   1,595        59,605
Carpenter Technology Corp. .....     369        48,085
Chaparral Steel Co. ............     621        44,631
Cleveland-Cliffs, Inc. .........     597        46,369
Commercial Metals Co. ..........   1,716        57,949
Meridian Gold, Inc. (a).........   1,462        40,322
Reliance Steel & Aluminum Co. ..     897        50,465
Steel Dynamics, Inc. ...........   1,332        55,824
Titanium Metals Corp. (a).......   1,956        62,397
                                           -----------
                                               465,647
                                           -----------
MULTI-UTILITIES -- 2.8%
Alliant Energy Corp. ...........   1,628        63,248
CenterPoint Energy, Inc. .......   4,083        71,044
CMS Energy Corp. ...............   3,204        55,109
Energy East Corp. ..............   2,254        58,807
Integrys Energy Group, Inc. ....   1,077        54,636
MDU Resources Group, Inc. ......   2,401        67,324
NSTAR...........................   1,547        50,200
OGE Energy Corp. ...............   1,304        47,792
Puget Energy, Inc. .............   1,666        40,284
SCANA Corp. ....................   1,520        58,201
TECO Energy, Inc. ..............   3,020        51,883
Wisconsin Energy Corp. .........   1,689        74,704
                                           -----------
                                               693,232
                                           -----------
MULTILINE RETAIL -- 1.4%
Big Lots, Inc. (a)..............   1,626        47,837
Dillards, Inc. (Class A)........     935        33,595
Dollar General Corp. ...........   4,447        97,478
Dollar Tree Stores, Inc. (a)....   1,391        60,578

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Family Dollar Stores, Inc. .....   2,061   $    70,733
Saks, Inc. .....................   1,774        37,875
                                           -----------
                                               348,096
                                           -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)........................     985        38,159
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 4.8%
Arch Coal, Inc. ................   2,067        71,932
Boardwalk Pipeline Partners LP..     302        10,715
Cabot Oil & Gas Corp. ..........   1,410        52,001
Cimarex Energy Co. .............   1,198        47,213
CNX Gas Corp. (a)...............     403        12,332
Denbury Resources, Inc. (a).....   1,726        64,725
Enbridge Energy Partners LP.....     732        40,663
Enterprise GP Holdings LP.......     154         5,841
Frontier Oil Corp. .............   1,599        69,988
Helix Energy Solutions Group,
  Inc. (a)......................   1,190        47,493
Holly Corp. ....................     680        50,449
Kinder Morgan Management LLC
  (a)...........................     834        43,273
Magellan Midstream Partners LP..     962        44,810
Newfield Exploration Co. (a)....   1,862        84,814
NuStar Energy LP................     531        36,374
ONEOK Partners LP...............     673        46,067
Overseas Shipholding Group,
  Inc. .........................     427        34,758
Pioneer Natural Resources Co. ..   1,770        86,217
Plains All American Pipeline
  LP............................   1,155        73,516
Plains Exploration & Production
  Co. (a).......................   1,050        50,200
Pogo Producing Co. .............     758        38,499
Quicksilver Resources, Inc.
  (a)...........................     795        35,441
Range Resources Corp. ..........   2,095        78,374
Teekay Shipping Corp. ..........     619        35,846
TEPPCO Partners LP..............   1,043        46,267
                                           -----------
                                             1,207,808
                                           -----------
PAPER & FOREST PRODUCTS -- 0.7%
Domtar Corp. (a)................   8,544        95,351
MeadWestvaco Corp. .............   2,647        93,492
                                           -----------
                                               188,843
                                           -----------
PERSONAL PRODUCTS -- 0.3%
Bare Escentuals, Inc. (a).......     553        18,885
Herbalife, Ltd. ................     746        29,579
NBTY, Inc. (a)..................     878        37,929
                                           -----------
                                                86,393
                                           -----------
PHARMACEUTICALS -- 1.7%
Abraxis BioScience, Inc. (a)....     351         7,803
Barr Pharmaceuticals, Inc. (a)..   1,584        79,564
Endo Pharmaceuticals Holdings,
  Inc. (a)......................   1,923        65,824
King Pharmaceuticals, Inc. (a)..   3,489        71,385
Mylan Laboratories, Inc. .......   3,533        64,265
Sepracor, Inc. (a)..............   1,518        62,269
Warner Chilcott, Ltd. (a).......   1,225        22,160
Watson Pharmaceuticals, Inc.
  (a)...........................   1,484        48,275
                                           -----------
                                               421,545
                                           -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
Alexandria Real Estate Equities,
  Inc. .........................     418        40,471
AMB Property Corp. .............   1,428        75,998
Annaly Mortgage Management,
  Inc. .........................   3,702        53,383
Apartment Investment &
  Management Co. (Class A)......   1,402        70,689
Brandywine Realty Trust.........   1,284        36,697
BRE Properties, Inc. ...........     730        43,282
Camden Property Trust...........     811        54,313
CapitalSource, Inc. ............   1,989        48,909
CBL & Associates Properties,
  Inc. .........................     947        34,139
Douglas Emmett, Inc. ...........   1,498        37,061
Essex Property Trust, Inc. .....     370        43,031
Federal Realty Investment
  Trust.........................     796        61,499
Health Care REIT, Inc. .........   1,122        45,284
Hospitality Properties Trust....   1,356        56,260
HRPT Properties Trust...........   3,045        31,668
Kilroy Realty Corp. ............     465        32,941
Liberty Property LP.............   1,296        56,933
Mack-Cali Realty Corp. .........     980        42,620
Nationwide Health Properties,
  Inc. .........................   1,286        34,979
Rayonier, Inc. .................   1,109        50,060
Realty Income Corp. ............   1,447        36,450
Regency Centers Corp. ..........     980        69,090
Taubman Centers, Inc. ..........     765        37,952
Thornburg Mortgage, Inc. .......   1,733        45,370
UDR, Inc. ......................   1,933        50,838
Ventas, Inc. ...................   1,834        66,482
Weingarten Realty Investors.....   1,142        46,936
                                           -----------
                                             1,303,335
                                           -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Jones Lang LaSalle, Inc. .......     525        59,587
The St. Joe Co. ................   1,081        50,094
                                           -----------
                                               109,681
                                           -----------
ROAD & RAIL -- 1.3%
Avis Budget Group, Inc. (a).....   1,450        41,223
Con-way, Inc. ..................     657        33,008
J.B. Hunt Transport Services,
  Inc. .........................   1,482        43,452
Kansas City Southern (a)........   1,096        41,144
Laidlaw International, Inc. ....   1,150        39,732
Landstar Systems, Inc. .........     794        38,311
Ryder Systems, Inc. ............     881        47,398
YRC Worldwide, Inc. (a).........     840        30,912
                                           -----------
                                               315,180
                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
Atmel Corp. (a).................   6,515        36,223
Cypress Semiconductor Corp.
  (a)...........................   2,178        50,726
Integrated Device Technology,
  Inc. (a)......................   2,849        43,504
International Rectifier Corp.
  (a)...........................   1,038        38,676
Intersil Corp. (Class A)........   1,912        60,152
LSI Logic Corp. (a).............  11,049        82,978
Novellus Systems, Inc. (a)......   1,774        50,328
ON Semiconductor Corp. (a)......   4,184        44,852
Teradyne, Inc. (a)..............   2,753        48,398
Varian Semiconductor Equipment
  Associates, Inc. (a)..........   1,285        51,457
                                           -----------
                                               507,294
                                           -----------
SOFTWARE -- 3.1%
Activision, Inc. (a)............   4,047        75,557
BEA Systems, Inc. (a)...........   5,556        76,062
Cadence Design Systems, Inc.
  (a)...........................   4,005        87,950
Citrix Systems, Inc. (a)........   2,629        88,518
Compuware Corp. (a).............   4,700        55,742

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Factset Research Systems,
  Inc. .........................     648   $    44,291
McAfee, Inc. (a)................   2,299        80,925
NAVTEQ Corp. (a)................   1,393        58,980
Nuance Communications, Inc.
  (a)...........................   2,074        34,698
Red Hat, Inc. (a)...............   2,752        61,314
Salesforce.com, Inc. (a)........   1,310        56,147
Synopsys, Inc. (a)..............   2,080        54,974
                                           -----------
                                               775,158
                                           -----------
SPECIALTY RETAIL -- 3.8%
Advance Auto Parts, Inc. .......   1,530        62,011
AnnTaylor Stores Corp. (a)......     989        35,030
AutoNation, Inc. (a)............   2,200        49,368
Barnes & Noble, Inc. ...........     771        29,660
CarMax, Inc. (a)................   3,073        78,361
Chico's FAS, Inc. (a)...........   2,535        61,702
Circuit City Stores, Inc. ......   2,435        36,720
Dick's Sporting Goods, Inc.
  (a)...........................     580        33,739
Foot Locker, Inc. ..............   2,269        49,464
GameStop Corp. (Class A) (a)....   2,099        82,071
Guess ?, Inc. ..................     779        37,423
Mens Wearhouse, Inc. ...........     699        35,698
O'Reilly Automotive, Inc. (a)...   1,642        60,015
OfficeMax, Inc. ................   1,080        42,444
PetSmart, Inc. .................   1,959        63,570
RadioShack Corp. ...............   1,947        64,524
Ross Stores, Inc. ..............   1,982        61,046
Urban Outfitters, Inc. (a)......   1,703        40,923
Williams-Sonoma, Inc. ..........   1,268        40,043
                                           -----------
                                               963,812
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Hanesbrands, Inc. (a)...........   1,392        37,626
Jones Apparel Group, Inc. ......   1,551        43,816
Liz Claiborne, Inc. ............   1,475        55,017
Phillips-Van Heusen Corp. ......     801        48,517
                                           -----------
                                               184,976
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 1.3%
Astoria Financial Corp. ........   1,308        32,753
Capitol Federal Financial.......     301        11,113
MGIC Investment Corp. ..........   1,198        68,118
New York Community Bancorp,
  Inc. .........................   4,056        69,033
PMI Group, Inc. ................   1,254        56,016
Radian Group, Inc. .............   1,146        61,884
TFS Financial Corp. (a).........   1,446        16,687
                                           -----------
                                               315,604
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Fastenal Co. ...................   2,032        85,060
GATX Corp. .....................     654        32,209
MSC Industrial Direct Co., Inc.
  (Class A).....................     664        36,520
United Rentals, Inc. (a)........   1,066        34,688
Wesco International, Inc. (a)...     650        39,292
                                           -----------
                                               227,769
                                           -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. .............   1,913        43,023
                                           -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Clearwire Corp. (Class A) (a)...     345         8,428
Leap Wireless International,
  Inc. (a)......................     712        60,164
SBA Communications Corp. (a)....   1,376        46,220
                                           -----------
                                               114,812
                                           -----------
TOTAL COMMON STOCKS --  (Cost
  $21,482,067)..................            25,004,239
                                           -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $42,415)................  42,415        42,415
                                           -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $21,524,482)............            25,046,654
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).......                 7,313
                                           -----------
NET ASSETS -- 100.0%............           $25,053,967
                                           ===========





(a)    Non-income producing security
   (b) Amount shown represents less than 0.05% of net assets.



See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----


COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.1%
Alliant Techsystems, Inc. (a)...     827   $    81,997
BE Aerospace, Inc. (a)..........   2,280        94,164
Spirit Aerosystems Holdings,
  Inc. (a)......................   2,468        88,971
                                           -----------
                                               265,132
                                           -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ............   2,093        56,071
                                           -----------
AIRLINES -- 1.5%
Continental Airlines, Inc.
  (Class B) (a).................   2,423        82,067
Delta Air Lines, Inc. (a).......   6,009       118,378
UAL Corp. (a)...................   2,536       102,936
US Airways Group, Inc. (a)......   1,634        49,461
                                           -----------
                                               352,842
                                           -----------
AUTO COMPONENTS -- 1.5%
BorgWarner, Inc. ...............   1,459       125,532
Gentex Corp. ...................   3,621        71,297
The Goodyear Tire & Rubber Co.
  (a)...........................   4,706       163,581
                                           -----------
                                               360,410
                                           -----------
BEVERAGES -- 0.8%
Constellation Brands, Inc.
  (Class A) (a).................   5,219       126,717
Hansen Natural Corp. (a)........   1,820        78,224
                                           -----------
                                               204,941
                                           -----------
BIOTECHNOLOGY -- 2.0%
Amylin Pharmaceuticals, Inc.
  (a)...........................   2,976       122,492
Cephalon, Inc. (a)..............   1,645       132,242
ImClone Systems, Inc. (a).......   1,512        53,464
Millennium Pharmaceuticals, Inc.
  (a)...........................   7,915        83,662
Vertex Pharmaceuticals, Inc.
  (a)...........................   3,240        92,534
                                           -----------
                                               484,394
                                           -----------
CAPITAL MARKETS -- 1.1%
Eaton Vance Corp. ..............   3,166       139,874
Nuveen Investments, Inc. .......   1,987       123,492
                                           -----------
                                               263,366
                                           -----------
CHEMICALS -- 1.8%
Celanese Corp. .................   3,986       154,577
Huntsman Corp. .................   2,283        55,500
Nalco Holding Co. ..............   3,575        98,134
Sigma-Aldrich Corp. ............   2,830       120,756
                                           -----------
                                               428,967
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.5%
Allied Waste Industries, Inc.
  (a)...........................   7,163        96,414
ChoicePoint, Inc. (a)...........   1,896        80,485
Copart, Inc. (a)................   1,690        51,697
Corrections Corp. of America
  (a)...........................   1,533        96,748
Covanta Holding Corp. (a).......   2,708        66,752
Dun & Bradstreet Corp. .........   1,495       153,955
Equifax, Inc. ..................   3,827       169,995
Herman Miller, Inc. ............   1,630        51,508
HNI Corp. ......................   1,001        41,041
Steelcase, Inc. (Class A).......   1,580        29,230
Stericycle, Inc. (a)............   2,210        98,257
TeleTech Holdings, Inc. (a).....     991        32,188
The Brink's Co. ................   1,013        62,694
The Corporate Executive Board
  Co. ..........................     926        60,107
                                           -----------
                                             1,091,071
                                           -----------
COMMUNICATIONS EQUIPMENT -- 1.8%
Avaya, Inc. (a).................  11,356       191,235
F5 Networks, Inc. (a)...........   1,036        83,502
JDS Uniphase Corp. (a)..........   5,338        71,689
Polycom, Inc. (a)...............   2,305        77,448
                                           -----------
                                               423,874
                                           -----------
COMPUTERS & PERIPHERALS -- 1.9%
Brocade Communications Systems,
  Inc. (a)......................  10,063        78,693
Diebold, Inc. ..................   1,648        86,026
Lexmark International, Inc.
  (a)...........................   2,342       115,484
QLogic Corp. (a)................   3,985        66,350
Western Digital Corp. (a).......   5,527       106,947
                                           -----------
                                               453,500
                                           -----------
CONSTRUCTION & ENGINEERING -- 1.2%
Jacobs Engineering Group, Inc.
  (a)...........................   2,959       170,172
KBR, Inc. (a)...................   4,151       108,881
                                           -----------
                                               279,053
                                           -----------
CONSTRUCTION MATERIALS -- 1.1%
Florida Rock Industries, Inc. ..   1,386        93,555
Martin Marietta Materials,
  Inc. .........................   1,072       173,685
                                           -----------
                                               267,240
                                           -----------
CONSUMER FINANCE -- 0.6%
AmeriCredit Corp. (a)...........   2,949        78,296
First Marblehead Corp. .........   1,542        59,583
                                           -----------
                                               137,879
                                           -----------
CONTAINERS & PACKAGING -- 1.4%
Ball Corp. .....................   2,567       136,487
Crown Holdings, Inc. (a)........   4,095       102,252
Pactiv Corp. (a)................   3,229       102,973
                                           -----------
                                               341,712
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 1.6%
Career Education Corp. (a)......   2,378        80,305
ITT Educational Services, Inc.
  (a)...........................   1,008       118,319
Laureate Education, Inc. (a)....   1,190        73,375
Sotheby's Holdings, Inc. .......   1,632        75,105
Weight Watchers International,
  Inc. .........................     914        46,468
                                           -----------
                                               393,572
                                           -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Nasdaq Stock Market, Inc. (a)...   2,441        72,522
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Time Warner Telecom, Inc. (Class
  A) (a)........................   3,589        72,139
                                           -----------
ELECTRIC UTILITIES -- 0.4%
Sierra Pacific Resources (a)....   5,548        97,423
                                           -----------
ELECTRICAL EQUIPMENT -- 2.0%
Acuity Brands, Inc. ............   1,100        66,308
AMETEK, Inc. ...................   2,655       105,350
First Solar, Inc. (a)...........     703        62,771
General Cable Corp. (a).........   1,314        99,535
Roper Industries, Inc. .........   2,220       126,762
Sunpower Corp. (Class A) (a)....     551        34,741
                                           -----------
                                               495,467
                                           -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
Amphenol Corp. (Class A)........   4,477   $   159,605
CDW Corp. (a)...................   1,528       129,834
Dolby Laboratories, Inc. (a)....   1,100        38,951
Jabil Circuit, Inc. ............   4,460        98,432
Mettler Toledo International,
  Inc. (a)......................     942        89,971
Molex, Inc. ....................   3,506       105,215
Solectron Corp. (a).............  22,678        83,455
Trimble Navigation, Ltd. (a)....   2,944        94,797
                                           -----------
                                               800,260
                                           -----------
ENERGY EQUIPMENT & SERVICES -- 3.1%
Dresser-Rand Group, Inc. (a)....   2,116        83,582
FMC Technologies, Inc. (a)......   1,632       129,287
Helmerich & Payne, Inc. ........   2,401        85,044
Patterson-UTI Energy, Inc. .....   3,881       101,721
Pride International, Inc. (a)...   4,124       154,485
Rowan Cos., Inc. ...............   2,739       112,244
Superior Energy Services, Inc.
  (a)...........................   1,997        79,720
                                           -----------
                                               746,083
                                           -----------
FOOD & STAPLES RETAILING -- 0.5%
Rite Aid Corp. (a)..............  19,440       124,027
                                           -----------
FOOD PRODUCTS -- 0.1%
Seaboard Corp. .................       9        21,105
                                           -----------
GAS UTILITIES -- 1.5%
Energen Corp. ..................   1,632        89,662
Equitable Resources, Inc. ......   2,900       143,724
ONEOK, Inc. ....................   2,578       129,957
                                           -----------
                                               363,343
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
Bausch & Lomb, Inc. ............   1,365        94,785
Beckman Coulter, Inc. ..........   1,557       100,707
Cytyc Corp. (a).................   2,897       124,889
Dade Behring Holdings, Inc. ....   2,042       108,471
Dentsply International, Inc. ...   3,561       136,244
Edwards Lifesciences Corp. (a)..   1,467        72,382
Gen-Probe, Inc. (a).............   1,316        79,513
Hologic, Inc. (a)...............   1,332        73,673
IDEXX Laboratories, Inc. (a)....     787        74,474
Intuitive Surgical, Inc. (a)....     940       130,444
Kinetic Concepts, Inc. (a)......   1,310        68,081
ResMed, Inc. (a)................   1,911        78,848
Respironics, Inc. (a)...........   1,833        78,067
                                           -----------
                                             1,220,578
                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.5%
Brookdale Senior Living, Inc. ..   1,296        59,059
Community Health Systems, Inc.
  (a)...........................   2,368        95,786
DaVita, Inc. (a)................   2,645       142,513
Health Management Associates,
  Inc. .........................   6,083        69,103
Henry Schein, Inc. (a)..........   2,213       118,240
Lincare Holdings, Inc. (a)......   2,076        82,729
Manor Care, Inc. ...............   1,844       120,395
Omnicare, Inc. .................   3,037       109,514
Patterson Cos., Inc. (a)........   3,240       120,755
Pediatrix Medical Group, Inc.
  (a)...........................   1,223        67,448
Triad Hospitals, Inc. (a).......   2,212       118,917
Universal Health Services, Inc.
  (Class B).....................   1,275        78,412
VCA Antech, Inc. (a)............   2,091        78,810
WellCare Health Plans, Inc.
  (a)...........................     869        78,653
                                           -----------
                                             1,340,334
                                           -----------
HEALTH CARE TECHNOLOGY -- 1.3%
Cerner Corp. (a)................   1,585        87,920
HLTH Corp. (a)..................   4,197        58,800
IMS Health, Inc. ...............   4,919       158,047
                                           -----------
                                               304,767
                                           -----------
HOTELS RESTAURANTS & LEISURE -- 3.2%
Boyd Gaming Corp. ..............   1,438        70,735
Brinker International, Inc. ....   2,810        82,249
Burger King Holdings, Inc. .....   1,360        35,822
Choice Hotels International,
  Inc. .........................     914        36,121
Darden Restaurants, Inc. .......   3,260       143,407
Orient-Express Hotels, Ltd.
  (Class A).....................   1,007        53,774
Penn National Gaming, Inc. (a)..   1,833       110,145
Scientific Games Corp. (Class A)
  (a)...........................   1,724        60,254
Station Casinos, Inc. ..........   1,062        92,182
Wendy's International, Inc. ....   2,161        79,417
                                           -----------
                                               764,106
                                           -----------
HOUSEHOLD DURABLES -- 1.1%
Centex Corp. ...................   2,985       119,698
Jarden Corp. (a)................   1,624        69,848
Toll Brothers, Inc. (a).........   3,367        84,108
                                           -----------
                                               273,654
                                           -----------
HOUSEHOLD PRODUCTS -- 0.9%
Church & Dwight Co., Inc. ......   1,619        78,457
Energizer Holdings, Inc. (a)....   1,405       139,938
                                           -----------
                                               218,395
                                           -----------
INDUSTRIAL CONGLOMERATES -- 1.0%
McDermott International, Inc.
  (a)...........................   2,778       230,907
                                           -----------
INSURANCE -- 2.8%
Arch Capital Group, Ltd. (a)....   1,042        75,587
Axis Capital Holdings, Ltd. ....   3,576       145,364
Brown & Brown, Inc. ............   2,846        71,549
First American Corp. ...........   2,142       106,029
HCC Insurance Holdings, Inc. ...   2,771        92,579
Markel Corp. (a)................     247       119,686
Philadelphia Consolidated
  Holding Co. (a)...............   1,496        62,533
                                           -----------
                                               673,327
                                           -----------
INTERNET SOFTWARE & SERVICES -- 0.6%
Equinix, Inc. (a)...............     664        60,736
Valueclick, Inc. (a)............   2,456        72,354
WebMD Health Corp. (Class A)
  (a)...........................     203         9,555
                                           -----------
                                               142,645
                                           -----------
IT SERVICES -- 4.1%
Affiliated Computer Services,
  Inc. (a)......................   2,352       133,405
Alliance Data Systems Corp.
  (a)...........................   1,645       127,126
Ceridian Corp. (a)..............   3,551       124,285
Checkfree Corp. (a).............   1,843        74,089
DST Systems, Inc. (a)...........   1,273       100,834
Gartner, Inc. (a)...............   1,726        42,442
Global Payments, Inc. ..........   1,999        79,260
Hewitt Associates, Inc. (Class
  A) (a)........................   2,537        81,184
Iron Mountain, Inc. (a).........   4,578       119,623

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

MoneyGram International, Inc. ..   2,070   $    57,857
VeriFone Holdings, Inc. (a).....   1,671        58,903
                                           -----------
                                               999,008
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 3.2%
Applera Corp. -- Applied
  Biosystems Group..............   4,589       140,148
Charles River Laboratories
  International, Inc. (a).......   1,680        86,722
Covance, Inc. (a)...............   1,597       109,490
Invitrogen Corp. (a)............   1,166        85,992
Millipore Corp. (a).............   1,356       101,822
Pharmaceutical Product
  Development, Inc. ............   2,621       100,306
Waters Corp. (a)................   2,541       150,834
                                           -----------
                                               775,314
                                           -----------
MACHINERY -- 2.3%
Donaldson Co., Inc. ............   1,765        62,746
Graco, Inc. ....................   1,700        68,476
Joy Global, Inc. ...............   2,751       160,466
Oshkosh Truck Corp. ............   1,841       115,836
Pall Corp. .....................   3,061       140,775
                                           -----------
                                               548,299
                                           -----------
MEDIA -- 3.0%
Discovery Holding Co. (Class A)
  (a)...........................   7,042       161,896
Dow Jones & Co., Inc. ..........   1,478        84,911
DreamWorks Animation SKG, Inc.
  (Class A) (a).................   1,422        41,010
Getty Images, Inc. (a)..........   1,190        56,894
Marvel Entertainment, Inc. (a)..   1,394        35,519
R.H. Donnelley Corp. (a)........   1,761       133,449
Sirius Satellite Radio, Inc.
  (a)...........................  32,814        99,098
Warner Music Group Corp. .......   1,158        16,733
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............   7,656        90,111
                                           -----------
                                               719,621
                                           -----------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (a)......   2,764       103,291
Meridian Gold, Inc. (a).........   2,548        70,274
Titanium Metals Corp. (a).......   3,378       107,758
                                           -----------
                                               281,323
                                           -----------
MULTILINE RETAIL -- 1.7%
Dollar General Corp. ...........   7,838       171,809
Dollar Tree Stores, Inc. (a)....   2,415       105,173
Family Dollar Stores, Inc. .....   3,586       123,072
                                           -----------
                                               400,054
                                           -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a)........................   1,709        66,207
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
Arch Coal, Inc. ................   3,585       124,758
Cabot Oil & Gas Corp. ..........   2,435        89,803
CNX Gas Corp. (a)...............     706        21,604
Denbury Resources, Inc. (a).....   3,037       113,887
Enterprise GP Holdings LP.......     268        10,165
Frontier Oil Corp. .............   2,763       120,936
Helix Energy Solutions Group,
  Inc. (a)......................   2,066        82,454
Holly Corp. ....................   1,178        87,396
Kinder Morgan Management LLC
  (a)...........................   1,446        75,047
Newfield Exploration Co. (a)....   3,242       147,673
Pioneer Natural Resources Co. ..   3,083       150,173
Plains Exploration & Production
  Co. (a).......................   1,813        86,680
Pogo Producing Co. .............   1,333        67,703
Quicksilver Resources, Inc.
  (a)...........................   1,386        61,788
Range Resources Corp. ..........   3,692       138,118
                                           -----------
                                             1,378,185
                                           -----------
PERSONAL PRODUCTS -- 0.6%
Bare Escentuals, Inc. (a).......     952        32,511
Herbalife, Ltd. ................   1,295        51,347
NBTY, Inc. (a)..................   1,521        65,707
                                           -----------
                                               149,565
                                           -----------
PHARMACEUTICALS -- 2.5%
Abraxis BioScience, Inc. (a)....     614        13,649
Barr Pharmaceuticals, Inc. (a)..   2,759       138,585
Endo Pharmaceuticals Holdings,
  Inc. (a)......................   3,340       114,328
Mylan Laboratories, Inc. .......   6,128       111,468
Sepracor, Inc. (a)..............   2,636       108,129
Warner Chilcott, Ltd. (a).......   2,129        38,514
Watson Pharmaceuticals, Inc.
  (a)...........................   2,567        83,504
                                           -----------
                                               608,177
                                           -----------
REAL ESTATE -- 0.3%
CapitalSource, Inc. ............   3,412        83,901
                                           -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.8%
Jones Lang LaSalle, Inc. .......     914       103,739
The St. Joe Co. ................   1,873        86,795
                                           -----------
                                               190,534
                                           -----------
ROAD & RAIL -- 0.6%
J.B. Hunt Transport Services,
  Inc. .........................   2,572        75,411
Landstar Systems, Inc. .........   1,379        66,537
                                           -----------
                                               141,948
                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Atmel Corp. (a).................  11,337        63,034
Cypress Semiconductor Corp.
  (a)...........................   3,781        88,060
International Rectifier Corp.
  (a)...........................   1,808        67,366
Intersil Corp. (Class A)........   3,320       104,447
LSI Logic Corp. (a).............  19,242       144,507
Novellus Systems, Inc. (a)......   3,168        89,876
ON Semiconductor Corp. (a)......   7,260        77,827
Teradyne, Inc. (a)..............   4,766        83,786
Varian Semiconductor Equipment
  Associates, Inc. (a)..........   2,230        89,314
                                           -----------
                                               808,217
                                           -----------
SOFTWARE -- 4.6%
Activision, Inc. (a)............   7,047       131,568
BEA Systems, Inc. (a)...........   9,754       133,532
Citrix Systems, Inc. (a)........   4,579       154,175
Factset Research Systems,
  Inc. .........................   1,130        77,236
McAfee, Inc. (a)................   3,987       140,342
NAVTEQ Corp. (a)................   2,418       102,378
Nuance Communications, Inc.
  (a)...........................   3,617        60,512
Red Hat, Inc. (a)...............   4,788       106,677
Salesforce.com, Inc. (a)........   2,263        96,992
Synopsys, Inc. (a)..............   3,618        95,624
                                           -----------
                                             1,099,036
                                           -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

SPECIALTY RETAIL -- 6.2%
Advance Auto Parts, Inc. .......   2,661   $   107,850
AnnTaylor Stores Corp. (a)......   1,717        60,816
AutoNation, Inc. (a)............   3,841        86,192
CarMax, Inc. (a)................   5,435       138,592
Chico's FAS, Inc. (a)...........   4,402       107,145
Dick's Sporting Goods, Inc.
  (a)...........................   1,007        58,577
Foot Locker, Inc. ..............   3,920        85,456
GameStop Corp. (Class A) (a)....   3,700       144,670
Guess ?, Inc. ..................   1,353        64,998
Mens Wearhouse, Inc. ...........   1,219        62,254
O'Reilly Automotive, Inc. (a)...   2,846       104,021
PETsMART, Inc. .................   3,402       110,395
RadioShack Corp. ...............   3,425       113,505
Ross Stores, Inc. ..............   3,441       105,983
Urban Outfitters, Inc. (a)......   2,951        70,913
Williams-Sonoma, Inc. ..........   2,202        69,539
                                           -----------
                                             1,490,906
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Liz Claiborne, Inc. ............   2,587        96,495
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
Fastenal Co. ...................   3,539       148,143
MSC Industrial Direct Co., Inc.
  (Class A).....................   1,158        63,690
Wesco International, Inc. (a)...   1,129        68,248
                                           -----------
                                               280,081
                                           -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Clearwire Corp. (Class A) (a)...     607        14,829
Leap Wireless International,
  Inc. (a)......................   1,230       103,935
SBA Communications Corp. (a)....   2,389        80,247
                                           -----------
                                               199,011
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $20,030,903)............            24,080,988
SHORT TERM INVESTMENTS -- 0.1%
                                           -----------
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $23,740)................  23,740        23,740
                                           -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $20,054,643)............            24,104,728
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).......                 1,613
                                           -----------
NET ASSETS -- 100.0%............           $24,106,341
                                           ===========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----


COMMON STOCKS -- 99.7%
AUTO COMPONENTS -- 0.5%
Lear Corp. (a)..................   1,550   $    55,196
TRW Automotive Holdings Corp.
  (a)...........................   1,280        47,142
                                           -----------
                                               102,338
                                           -----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ............   1,606        39,443
                                           -----------
BUILDING PRODUCTS -- 1.3%
Armstrong World Industries, Inc.
  (a)...........................     433        21,715
Lennox International, Inc. .....   1,595        54,597
Owens Corning, Inc. (a).........   2,128        71,565
USG Corp. (a)...................   2,001        98,129
                                           -----------
                                               246,006
                                           -----------
CAPITAL MARKETS -- 3.5%
A.G. Edwards, Inc. .............   1,828       154,557
Affiliated Managers Group, Inc.
  (a)...........................     716        92,192
Federated Investors, Inc. ......   2,391        91,647
Janus Capital Group, Inc. ......   4,499       125,252
Jefferies Group, Inc. ..........   2,603        70,229
Lazard, Ltd. ...................   1,252        56,378
Raymond James Financial, Inc. ..   2,329        71,966
                                           -----------
                                               662,221
                                           -----------
CHEMICALS -- 5.8%
Airgas, Inc. ...................   1,645        78,795
Albemarle Corp. ................   1,858        71,589
Ashland, Inc. ..................   1,360        86,972
Cabot Corp. ....................   1,429        68,135
Chemtura Corp. .................   5,960        66,216
Cytec Industries, Inc. .........   1,002        63,897
Eastman Chemical Co. ...........   2,029       130,526
FMC Corp. ......................     878        78,484
Hercules, Inc. (a)..............   2,824        55,492
International Flavors &
  Fragrances, Inc. .............   2,005       104,541
Lubrizol Corp. .................   1,684       108,702
RPM International, Inc. ........   2,934        67,805
The Scotts Miracle-Gro Co.
  (Class A).....................   1,035        44,443
Valhi, Inc. ....................     291         4,743
Valspar Corp. ..................   2,350        66,763
                                           -----------
                                             1,097,103
                                           -----------
COMMERCIAL BANKS -- 6.7%
Associated Bancorp..............   2,865        93,686
Bank of Hawaii Corp. ...........   1,230        63,517
BOK Financial Corp. ............     544        29,061
City National Corp. ............     975        74,188
Colonial BancGroup, Inc. .......   3,702        92,439
Commerce Bancshares, Inc. ......   1,663        75,334
Cullen/Frost Bankers, Inc. .....   1,454        77,745
First Horizon National Corp. ...   3,050       118,950
Fulton Financial Corp. .........   4,310        62,150
Huntington Bancshares, Inc. ....   5,430       123,478
Popular, Inc. ..................   6,283       100,968
Sky Financial Group, Inc. ......   2,854        79,512
TCF Financial Corp. ............   3,004        83,511
Valley National Bancorp.........   3,003        67,545
Webster Financial Corp. ........   1,387        59,183
Wilmington Trust Corp. .........   1,656        68,741
                                           -----------
                                             1,270,008
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Republic Services, Inc. ........   4,114       126,053
                                           -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
Tellabs, Inc. (a)...............   9,634       103,662
                                           -----------
CONSTRUCTION & ENGINEERING -- 2.1%
Foster Wheeler, Ltd. (a)........   1,703       182,204
Granite Construction, Inc. .....     857        55,002
Quanta Services, Inc. (a).......   2,468        75,694
The Shaw Group, Inc. (a)........   1,836        84,988
                                           -----------
                                               397,888
                                           -----------
CONSUMER FINANCE -- 0.1%
The Student Loan Corp. .........      97        19,778
                                           -----------
CONTAINERS & PACKAGING -- 3.6%
Aptargroup, Inc. ...............   1,594        56,683
Bemis Co., Inc. ................   2,602        86,334
Greif, Inc. (Class A)...........     743        44,290
Owens-Illinois, Inc. (a)........   3,472       121,520
Packaging Corp. of America......   2,238        56,644
Sealed Air Corp. ...............   3,966       123,025
Smurfit-Stone Container Corp.
  (a)...........................   6,163        82,030
Sonoco Products Co. ............   2,433       104,157
                                           -----------
                                               674,683
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
Service Corp. International.....   7,112        90,891
The Service Master Co. .........   7,097       109,720
                                           -----------
                                               200,611
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
CenturyTel, Inc. ...............   2,499       122,576
Citizens Communications Co. ....   8,266       126,222
                                           -----------
                                               248,798
                                           -----------
ELECTRIC UTILITIES -- 3.9%
DPL, Inc. ......................   2,744        77,765
Great Plains Energy, Inc. ......   2,067        60,191
Northeast Utilities.............   3,781       107,229
Pepco Holdings, Inc. ...........   4,640       130,848
Pinnacle West Capital Corp. ....   2,433        96,955
Reliant Energy, Inc. (a)........   8,238       222,014
Westar Energy, Inc. ............   2,153        52,275
                                           -----------
                                               747,277
                                           -----------
ELECTRICAL EQUIPMENT -- 0.8%
Hubbell, Inc. (Class B).........   1,345        72,926
Thomas & Betts Corp. (a)........   1,409        81,722
                                           -----------
                                               154,648
                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.9%
Anixter International, Inc.
  (a)...........................     776        58,363
Arrow Electronics, Inc. (a).....   3,007       115,559
Avnet, Inc. (a).................   3,596       142,545
AVX Corp. ......................   1,284        21,494
Ingram Micro, Inc. (Class A)
  (a)...........................   3,564        77,374
Tektronix, Inc. ................   1,894        63,904
Vishay Intertechnology, Inc.
  (a)...........................   4,096        64,799
                                           -----------
                                               544,038
                                           -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

ENERGY EQUIPMENT & SERVICES -- 0.8%
SEACOR Holdings, Inc. (a).......     584   $    54,522
Tidewater, Inc. ................   1,387        98,311
                                           -----------
                                               152,833
                                           -----------
FOOD PRODUCTS -- 2.3%
Corn Products International,
  Inc. .........................   1,797        81,674
Hormel Foods Corp. .............   1,845        68,911
McCormick & Co., Inc. ..........   2,861       109,233
Smithfield Foods, Inc. (a)......   3,014        92,801
The J.M. Smucker Co. ...........   1,388        88,360
                                           -----------
                                               440,979
                                           -----------
GAS UTILITIES -- 1.9%
AGL Resources, Inc. ............   1,934        78,288
Atmos Energy Corp. .............   2,194        65,952
National Fuel Gas Co. ..........   1,706        73,887
Southern Union Co. .............   2,419        78,835
UGI Corp. ......................   2,608        71,146
                                           -----------
                                               368,108
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Hillenbrand Industries, Inc. ...   1,439        93,535
                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Tenet Healthcare Corp. (a)......  11,405        74,247
                                           -----------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
International Speedway Corp.
  (Class A).....................     862        45,436
Jack in the Box, Inc. (a).......     755        53,560
                                           -----------
                                                98,996
                                           -----------
HOUSEHOLD DURABLES -- 2.4%
KB HOME.........................   1,881        74,055
Leggett & Platt, Inc. ..........   4,304        94,903
NVR, Inc. (a)...................     123        83,609
Snap-on, Inc. ..................   1,394        70,411
The Stanley Works...............   2,011       122,068
                                           -----------
                                               445,046
                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Dynegy, Inc. (Class A) (a)......   9,714        91,700
                                           -----------
INDUSTRIAL CONGLOMERATES -- 0.8%
Carlisle Cos., Inc. ............   1,512        70,323
Teleflex, Inc. .................     944        77,201
                                           -----------
                                               147,524
                                           -----------
INSURANCE -- 7.2%
Alleghany Corp. (a).............     127        51,626
Allied World Assurance Holdings,
  Ltd. .........................     862        44,178
American Financial Group,
  Inc. .........................   1,715        58,567
American National Insurance
  Co. ..........................     385        58,751
Arthur J. Gallagher & Co. ......   2,380        66,354
Conseco, Inc. (a)...............   3,641        76,060
Endurance Specialty Holdings,
  Ltd. .........................   1,474        59,019
Erie Indemnity Co. (Class A)....   1,160        62,686
Fidelity National Title Group,
  Inc. .........................   5,280       125,136
Hanover Insurance Group, Inc. ..   1,260        61,475
Mercury General Corp. ..........     658        36,262
Odyssey Re Holdings Corp. ......     689        29,551
Old Republic International
  Corp. ........................   5,272       112,083
OneBeacon Insurance Group,
  Ltd. .........................     600        15,198
PartnerRe, Ltd. ................   1,369       106,098
Protective Life Corp. ..........   1,560        74,584
Reinsurance Group America,
  Inc. .........................     721        43,433
RenaissanceRe Holdings, Ltd. ...   1,608        99,680
StanCorp Financial Group,
  Inc. .........................   1,300        68,224
Transatlantic Holdings, Inc. ...     658        46,804
Unitrin, Inc. ..................   1,050        51,639
Wesco Financial Corp. ..........      35        13,475
                                           -----------
                                             1,360,883
                                           -----------
IT SERVICES -- 0.8%
Convergys Corp. (a).............   3,410        82,658
Unisys Corp. (a)................   8,285        75,725
                                           -----------
                                               158,383
                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
Brunswick Corp. ................   2,177        71,035
Hasbro, Inc. ...................   3,514       110,375
                                           -----------
                                               181,410
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
PerkinElmer, Inc. ..............   2,922        76,147
                                           -----------
MACHINERY -- 5.6%
AGCO Corp. (a)..................   2,188        94,981
Crane Co. ......................   1,268        57,631
Flowserve Corp. ................   1,368        97,949
Harsco Corp. ...................   2,024       105,248
IDEX Corp. .....................   1,996        76,926
Kennametal, Inc. ...............     939        77,026
Lincoln Electric Holdings,
  Inc. .........................     985        73,126
Pentair, Inc. ..................   2,402        92,645
SPX Corp. ......................   1,371       120,387
The Manitowoc Co., Inc. ........   1,483       119,204
The Timken Co. .................   1,820        65,720
Trinity Industries, Inc. .......   1,937        84,337
                                           -----------
                                             1,065,180
                                           -----------
MEDIA -- 2.6%
Hearst-Argyle Television,
  Inc. .........................     628        15,135
Idearc, Inc. ...................   3,482       123,019
McClatchy Co. (Class A).........   1,357        34,346
Meredith Corp. .................     955        58,828
Regal Entertainment Group.......   1,909        41,864
The Interpublic Group of Cos.,
  Inc. (a)......................  11,281       128,603
The New York Times Co. (Class
  A)............................   3,492        88,697
                                           -----------
                                               490,492
                                           -----------
METALS & MINING -- 2.7%
Carpenter Technology Corp. .....     618        80,531
Chaparral Steel Co. ............   1,062        76,326
Cleveland-Cliffs, Inc. .........   1,021        79,301
Commercial Metals Co. ..........   2,843        96,008
Reliance Steel & Aluminum Co. ..   1,503        84,559
Steel Dynamics, Inc. ...........   2,270        95,136
                                           -----------
                                               511,861
                                           -----------
MULTI-UTILITIES -- 6.2%
Alliant Energy Corp. ...........   2,751       106,876
CenterPoint Energy, Inc. .......   6,811       118,511
CMS Energy Corp. ...............   5,444        93,637
Energy East Corp. ..............   3,799        99,116
Integrys Energy Group, Inc. ....   1,836        93,140
MDU Resources Group, Inc. ......   4,040       113,282
NSTAR...........................   2,591        84,078
OGE Energy Corp. ...............   2,224        81,510

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----

Puget Energy, Inc. .............   2,834   $    68,526
SCANA Corp. ....................   2,596        99,401
TECO Energy, Inc. ..............   5,059        86,914
Wisconsin Energy Corp. .........   2,841       125,657
                                           -----------
                                             1,170,648
                                           -----------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc. (a)..............   2,716        79,905
Dillards, Inc. (Class A)........   1,570        56,410
Saks, Inc. .....................   3,036        64,818
                                           -----------
                                               201,133
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 3.7%
Boardwalk Pipeline Partners LP..     527        18,698
Cimarex Energy Co. .............   2,007        79,096
Enbridge Energy Partners LP.....   1,249        69,382
Magellan Midstream Partners LP..   1,611        75,040
NuStar Energy LP................     910        62,335
ONEOK Partners LP...............   1,127        77,143
Overseas Shipholding Group,
  Inc. .........................     730        59,422
Plains All American Pipeline
  LP............................   1,948       123,990
Teekay Shipping Corp. ..........   1,037        60,053
TEPPCO Partners LP..............   1,758        77,985
                                           -----------
                                               703,144
                                           -----------
PAPER & FOREST PRODUCTS -- 1.7%
Domtar Corp. (a)................  14,373       160,403
MeadWestvaco Corp. .............   4,453       157,280
                                           -----------
                                               317,683
                                           -----------
PHARMACEUTICALS -- 0.6%
King Pharmaceuticals, Inc. (a)..   5,946       121,655
                                           -----------
REAL ESTATE INVESTMENT TRUSTS -- 11.2%
Alexandria Real Estate Equities,
  Inc. .........................     701        67,871
AMB Property Corp. .............   2,427       129,165
Annaly Mortgage Management,
  Inc. .........................   6,330        91,279
Apartment Investment &
  Management Co. (Class A)......   2,358       118,890
Brandywine Realty Trust.........   2,095        59,875
BRE Properties, Inc. ...........   1,242        73,638
Camden Property Trust...........   1,392        93,222
CBL & Associates Properties,
  Inc. .........................   1,625        58,581
Douglas Emmett, Inc. ...........   2,565        63,458
Essex Property Trust, Inc. .....     626        72,804
Federal Realty Investment
  Trust.........................   1,368       105,692
Health Care REIT, Inc. .........   1,888        76,200
Hospitality Properties Trust....   2,258        93,684
HRPT Properties Trust...........   5,216        54,246
Kilroy Realty Corp. ............     793        56,176
Liberty Property LP.............   2,223        97,656
Mack-Cali Realty Corp. .........   1,667        72,498
Nationwide Health Properties,
  Inc. .........................   2,139        58,181
Rayonier, Inc. .................   1,862        84,051
Realty Income Corp. ............   2,422        61,010
Regency Centers Corp. ..........   1,681       118,511
Taubman Centers, Inc. ..........   1,302        64,592
Thornburg Mortgage, Inc. .......   2,885        75,529
UDR, Inc. ......................   3,255        85,607
Ventas, Inc. ...................   3,151       114,224
Weingarten Realty Investors.....   1,933        79,446
                                           -----------
                                             2,126,086
                                           -----------
ROAD & RAIL -- 2.1%
Avis Budget Group, Inc. (a).....   2,475        70,364
Con-way, Inc. ..................   1,109        55,716
Kansas City Southern (a)........   1,864        69,975
Laidlaw International, Inc. ....   1,968        67,995
Ryder Systems, Inc. ............   1,500        80,700
YRC Worldwide, Inc. (a).........   1,444        53,139
                                           -----------
                                               397,889
                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Integrated Device Technology,
  Inc. (a)......................   4,875        74,441
                                           -----------
SOFTWARE -- 1.3%
Cadence Design Systems, Inc.
  (a)...........................   6,671       146,495
Compuware Corp. (a).............   7,797        92,473
                                           -----------
                                               238,968
                                           -----------
SPECIALTY RETAIL -- 1.0%
Barnes & Noble, Inc. ...........   1,314        50,549
Circuit City Stores, Inc. ......   4,108        61,949
OfficeMax, Inc. ................   1,847        72,587
                                           -----------
                                               185,085
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
Hanesbrands, Inc. (a)...........   2,390        64,601
Jones Apparel Group, Inc. ......   2,611        73,761
Phillips-Van Heusen Corp. ......   1,340        81,164
                                           -----------
                                               219,526
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 2.8%
Astoria Financial Corp. ........   2,137        53,511
Capitol Federal Financial.......     533        19,678
MGIC Investment Corp. ..........   2,041       116,051
New York Community Bancorp,
  Inc. .........................   6,838       116,383
PMI Group, Inc. ................   2,135        95,371
Radian Group, Inc. .............   1,956       105,624
TFS Financial Corp. (a).........   2,491        28,746
                                           -----------
                                               535,364
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
GATX Corp. .....................   1,118        55,062
United Rentals, Inc. (a)........   1,775        57,758
                                           -----------
                                               112,820
                                           -----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. .............   3,268        73,497
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $19,428,521)............            18,869,818
                                           -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolios
  (Cost $37,760)................  37,760        37,760
                                           -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $19,466,281)............            18,907,578
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                21,561
                                           -----------
NET ASSETS -- 100.0%............           $18,929,139
                                           ===========




(a)    Non-income producing security




See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.4%
AAR Corp. (a)....................     176   $    5,810
American Science & Engineering,
  Inc. (a).......................      45        2,558
Argon ST, Inc. (a)...............      68        1,578
Armor Holdings, Inc. (a).........     159       13,812
BE Aerospace, Inc. (a)...........     445       18,379
Ceradyne, Inc. (a)...............     123        9,097
Cubic Corp. .....................      84        2,535
Curtiss-Wright Corp. ............     214        9,975
DRS Technologies, Inc. ..........     195       11,168
DynCorp International, Inc. (a)..     127        2,793
EDO Corp. .......................      85        2,794
Esterline Technologies Corp.
  (a)............................     123        5,942
GenCorp, Inc. (a)................     256        3,346
Heico Corp. .....................     103        3,620
Hexcel Corp. (a).................     454        9,566
Innovative Solutions & Support,
  Inc. (a).......................      51        1,184
Ionatron, Inc. (a)...............     226          881
Ladish Co., Inc. (a).............      68        2,924
Moog, Inc. (a)...................     188        8,293
MTC Technologies, Inc. (a).......      48        1,179
Orbital Sciences Corp. (a).......     296        6,219
Taser International, Inc. (a)....     292        4,076
Teledyne Technologies, Inc. (a)..     156        7,168
Triumph Group, Inc. .............      82        5,369
United Industrial Corp. .........      44        2,639
                                            ----------
                                               142,905
                                            ----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)................     283        2,281
Atlas Air Worldwide Holdings,
  Inc. (a).......................      79        4,656
EGL, Inc. (a)....................     161        7,483
Forward Air Corp. ...............     147        5,011
HUB Group, Inc. (Class A) (a)....     196        6,892
Pacer International, Inc. .......     175        4,116
UTI Worldwide, Inc. .............     399       10,689
                                            ----------
                                                41,128
                                            ----------
AIRLINES -- 0.5%
AirTran Holdings, Inc. (a).......     447        4,881
Alaska Air Group, Inc. (a).......     212        5,907
Allegiant Travel Co. (a).........      65        1,998
Continental Airlines, Inc. (Class
  B) (a).........................     470       15,919
ExpressJet Holdings, Inc. (a)....     238        1,423
JetBlue Airways Corp. (a)........     799        9,388
Republic Airways Holdings, Inc.
  (a)............................     170        3,460
SkyWest, Inc. ...................     310        7,387
                                            ----------
                                                50,363
                                            ----------
AUTO COMPONENTS -- 0.8%
American Axle & Manufacturing
  Holdings, Inc. ................     215        6,368
ArvinMeritor, Inc. ..............     339        7,526
Cooper Tire & Rubber Co. ........     295        8,148
Drew Industries, Inc. (a)........      93        3,082
Gentex Corp. ....................     697       13,724
Lear Corp. (a)...................     311       11,075
Modine Manufacturing Co. ........     147        3,322
Sauer-Danfoss, Inc. .............      51        1,518
Superior Industries
  International, Inc. ...........     109        2,372
Tenneco Automotive, Inc. (a).....     220        7,709
TRW Automotive Holdings Corp.
  (a)............................     255        9,391
Visteon Corp. (a)................     616        4,989
                                            ----------
                                                79,224
                                            ----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc. (a)..     300        2,715
Monaco Coach Corp. ..............     135        1,937
Thor Industries, Inc. ...........     185        8,351
Winnebago Industries, Inc. ......     143        4,221
                                            ----------
                                                17,224
                                            ----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)........      46        1,810
Central European Distribution
  Corp. (a)......................     163        5,643
Coca-Cola Hellenic Bottling Co.
  SA.............................      18          905
Hansen Natural Corp. (a).........     350       15,043
PepsiAmericas, Inc. .............     319        7,835
                                            ----------
                                                31,236
                                            ----------
BIOTECHNOLOGY -- 2.0%
Affymax, Inc. (a)................      19          512
Alexion Pharmaceuticals, Inc.
  (a)............................     169        7,615
Alkermes, Inc. (a)...............     497        7,256
Alnylam Pharmaceuticals, Inc.
  (a)............................     142        2,157
Altus Pharmaceuticals, Inc. (a)..      95        1,096
Applera Corp. -- Celera Genomics
  Group (a)......................     380        4,712
Arena Pharmaceuticals, Inc. (a)..     278        3,055
Ariad Pharmaceuticals, Inc. (a)..     331        1,817
BioMarin Pharmaceuticals, Inc.
  (a)............................     472        8,468
Cepheid, Inc. (a)................     255        3,723
Cubist Pharmaceuticals, Inc.
  (a)............................     269        5,302
CV Therapeutics, Inc. (a)........     270        3,567
Dendreon Corp. (a)...............     421        2,981
Digene Corp. (a).................     112        6,726
Enzon Pharmaceuticals, Inc. (a)..     210        1,649
Geron Corp. (a)..................     352        2,478
GTx, Inc. (a)....................      54          874
Human Genome Sciences, Inc. (a)..     632        5,637
Idenix Pharmaceuticals, Inc.
  (a)............................      94          555
ImClone Systems, Inc. (a)........     292       10,325
Incyte, Inc. (a).................     357        2,142
InterMune, Inc. (a)..............     129        3,346
Isis Pharmaceuticals, Inc. (a)...     415        4,017
Keryx Biopharmaceuticals, Inc.
  (a)............................     188        1,837
Lexicon Genetics, Inc. (a).......     315        1,011
Life Cell Corp. (a)..............     165        5,039
Ligand Pharmaceuticals, Inc.
  (Class B)......................     361        2,484
MannKind Corp. (a)...............     208        2,565
Martek Biosciences Corp. (a).....     154        3,999
Maxygen, Inc. (a)................     142        1,217
Medarex, Inc. (a)................     609        8,703
Momenta Pharmaceuticals, Inc.
  (a)............................     139        1,401
Myriad Genetics, Inc. (a)........     207        7,698
Nabi Biopharmaceuticals (a)......     271        1,247
Neurocrine Biosciences, Inc.
  (a)............................     184        2,066
Onyx Pharmaceuticals, Inc. (a)...     264        7,102
OSI Pharmaceuticals, Inc. (a)....     279       10,103
PDL BioPharma, Inc. (a)..........     557       12,978
Pharmion Corp. (a)...............     139        4,024
Progenics Pharmaceuticals, Inc.
  (a)............................     107        2,308

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Regeneron Pharmaceuticals, Inc.
  (a)............................     322   $    5,770
Savient Pharmaceuticals, Inc.
  (a)............................     251        3,117
Tanox, Inc. (a)..................     115        2,232
Telik, Inc. (a)..................     249          842
Theravance, Inc. (a).............     250        8,000
United Therapeutics Corp. (a)....      93        5,930
Vanda Pharmaceuticals, Inc. (a)..     105        2,127
Zymogenetics, Inc. (a)...........     185        2,703
                                            ----------
                                               196,513
                                            ----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. .........      51        1,765
Ameron International Corp. ......      41        3,698
Apogee Enterprises, Inc. ........     139        3,867
Armstrong World Industries, Inc.
  (a)............................      84        4,213
Builders FirstSource, Inc. (a)...      78        1,253
Gibraltar Industries, Inc. ......     132        2,924
Goodman Global, Inc. (a).........     156        3,466
Griffon Corp. (a)................     133        2,897
Lennox International, Inc. ......     310       10,611
NCI Building Systems, Inc. (a)...      98        4,834
Owens Corning, Inc. (a)..........     426       14,326
PGT, Inc. (a)....................      61          667
Simpson Manufacturing Co.,
  Inc. ..........................     187        6,309
Trex Co., Inc. (a)...............      60        1,178
Universal Forest Products,
  Inc. ..........................      94        3,972
                                            ----------
                                                65,980
                                            ----------
CAPITAL MARKETS -- 1.4%
ACA Capital Holdings, Inc. (a)...      63          750
Affiliated Managers Group, Inc.
  (a)............................     143       18,413
Calamos Asset Management, Inc.
  (Class B)......................     111        2,836
Cohen & Steers, Inc. ............      79        3,432
FBR Capital Markets Corp (a).....     146        2,467
FCStone Group, Inc. .............      25        1,433
GAMCO Investors, Inc. ...........      31        1,738
GFI Group, Inc. (a)..............      77        5,581
Greenhill & Co., Inc. ...........      58        3,985
Investment Technology Group, Inc.
  (a)............................     215        9,316
Jefferies Group, Inc. ...........     520       14,030
KBW, Inc. (a)....................     141        4,143
Knight Capital Group, Inc. (a)...     514        8,532
LaBranche & Co., Inc. (a)........     270        1,993
Lazard, Ltd. ....................     247       11,122
optionsXpress Holdings, Inc. ....     220        5,645
Penson Worldwide, Inc. (a).......      81        1,987
Piper Jaffray Cos., Inc. (a).....      93        5,183
Raymond James Financial, Inc. ...     466       14,399
SWS Group, Inc. .................     132        2,854
Thomas Weisel Partners Group,
  Inc. (a).......................     121        2,015
TradeStation Group, Inc. (a).....     168        1,957
W.P. Carey & Co. LLC.............     132        4,151
W.P. Stewart & Co., Ltd. ........     108        1,176
Waddell & Reed Financial, Inc.
  (Class A)......................     404       10,508
                                            ----------
                                               139,646
                                            ----------
CHEMICALS -- 2.7%
A. Schulman, Inc. ...............     115        2,798
Airgas, Inc. ....................     330       15,807
Albemarle Corp. .................     371       14,295
American Vanguard Corp. .........      97        1,389
Arch Chemicals, Inc. ............     121        4,252
Cabot Corp. .....................     279       13,303
CF Industries Holdings, Inc. ....     239       14,314
Chemtura Corp. ..................   1,171       13,010
Cytec Industries, Inc. ..........     201       12,818
Ferro Corp. .....................     217        5,410
FMC Corp. .......................     174       15,554
Georgia Gulf Corp. ..............     177        3,205
H.B. Fuller Co. .................     292        8,728
Hercules, Inc. (a)...............     554       10,886
Kronos Worldwide, Inc. ..........      15          379
Minerals Technologies, Inc. .....      93        6,226
Nalco Holding Co. ...............     695       19,078
NewMarket Corp. .................      72        3,483
NL Industries, Inc. .............      36          361
Olin Corp. ......................     315        6,615
OM Group, Inc. (a)...............     143        7,567
PolyOne Corp. (a)................     425        3,056
Rockwood Holdings, Inc. (a)......     178        6,506
RPM International, Inc. .........     576       13,311
Sensient Technologies Corp. .....     228        5,789
Spartech Corp. ..................     157        4,168
Symyx Technologies, Inc. (a).....     155        1,784
Terra Industries, Inc. (a).......     457       11,617
Terra Nitrogen Co. LP............      36        4,574
The Scotts Miracle-Gro Co. (Class
  A).............................     207        8,888
Tronox, Inc. ....................     195        2,804
Valhi, Inc. .....................      63        1,027
Valspar Corp. ...................     459       13,040
W.R. Grace & Co. (a).............     281        6,882
Westlake Chemical Corp. .........      92        2,587
Zoltek Cos., Inc. (a)............     113        4,693
                                            ----------
                                               270,204
                                            ----------
COMMERCIAL BANKS -- 4.8%
1st Source Corp. ................      67        1,670
Alabama National Bancorp.........      91        5,627
AMCORE Financial, Inc. ..........     107        3,102
Bancfirst Corp. .................      36        1,542
BancorpSouth, Inc. ..............     366        8,952
Bank of Hawaii Corp. ............     240       12,394
Bank of the Ozarks, Inc. ........      60        1,672
Banner Corp. ....................      54        1,839
BOK Financial Corp. .............     108        5,769
Boston Private Financial
  Holdings, Inc. ................     181        4,863
Capital City Bank Group, Inc. ...      63        1,974
Capitol Bancorp, Ltd. ...........      72        1,968
Cascade Bancorp..................     100        2,314
Cathay General Bancorp...........     216        7,245
Centennial Bank Holdings, Inc.
  (a)............................     289        2,448
Central Pacific Financial
  Corp. .........................     152        5,018
Chemical Financial Corp. ........     111        2,872
Chittenden Corp. ................     220        7,689
Citizens Republic Bancorp,
  Inc. ..........................     364        6,661
City Holding Co. ................      83        3,181
CoBiz, Inc. .....................      93        1,685
Columbia Banking System, Inc. ...      75        2,194
Community Bank System, Inc. .....     153        3,063
Community Banks, Inc. ...........     123        3,963
Community Trust Bancorp, Inc. ...      72        2,326

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Cullen/Frost Bankers, Inc. ......     291   $   15,560
CVB Financial Corp. .............     325        3,614
East West Bancorp, Inc. .........     275       10,692
F N B Corp. .....................     293        4,905
First Bancorp -- North Carolina..      66        1,236
First BanCorp -- Puerto Rico.....     366        4,022
First Charter Corp. .............     165        3,213
First Citizens Bancshares, Inc.
  (Class A)......................      29        5,638
First Commonwealth Financial
  Corp. .........................     342        3,735
First Community Bancorp, Inc. ...     130        7,437
First Financial Bancorp..........     192        2,878
First Financial Bankshares,
  Inc. ..........................      88        3,415
First Financial Corp. ...........      49        1,439
First Indiana Corp. .............      60        1,327
First Merchants Corp. ...........      94        2,259
First Midwest Bancorp, Inc. .....     244        8,664
First Republic Bank..............     153        8,210
First State Bancorp..............      96        2,044
FirstMerit Corp. ................     363        7,598
Frontier Financial Corp. ........     217        4,889
Fulton Financial Corp. ..........     836       12,055
Glacier Bancorp, Inc. ...........     254        5,169
Great Southern Bancorp, Inc. ....      49        1,325
Greater Bay Bancorp..............     253        7,043
Hancock Holding Co. .............     132        4,957
Hanmi Financial Corp. ...........     238        4,060
Harleysville National Corp. .....     139        2,241
IBERIABANK Corp. ................      52        2,571
Independent Bank
  Corp. -- Massachusetts.........      70        2,068
Independent Bank
  Corp. -- Michigan..............     112        1,928
Integra Bank Corp. ..............     107        2,297
International Bancshares Corp. ..     271        6,933
Irwin Financial Corp. ...........     119        1,781
MB Financial, Inc. ..............     178        6,184
Midwest Banc Holdings, Inc. .....     100        1,450
Nara Bancorp, Inc. ..............     105        1,673
National Penn Bancshares, Inc. ..     214        3,570
NBT Bancorp, Inc. ...............     169        3,813
Old National Bancorp.............     321        5,332
Old Second Bancorp, Inc. ........      56        1,633
Omega Financial Corp. ...........      57        1,533
Oriental Financial Group.........     102        1,113
Pacific Capital Bancorp..........     233        6,286
Park National Corp. .............      55        4,663
PrivateBancorp, Inc. ............     103        2,966
Prosperity Bancshares, Inc. .....     209        6,847
Provident Bankshares Corp. ......     159        5,212
Republic Bancorp,
  Inc. -- Kentucky...............      60          995
S&T Bancorp, Inc. ...............     127        4,178
S.Y. Bancorp, Inc. ..............      63        1,497
Sandy Spring Bancorp, Inc. ......      72        2,264
Santander Bancorp................      28          416
Seacoast Banking Corp. of
  Florida........................      75        1,631
Signature Bank (a)...............     143        4,876
Simmons First National Corp. ....      61        1,683
South Financial Group, Inc. .....     365        8,264
Sterling Bancorp.................      90        1,443
Sterling Bancshares, Inc. .......     364        4,117
Sterling Financial
  Corp. -- Pennsylvania..........     120        1,262
Sterling Financial
  Corp. -- Washington............     243        7,032
Suffolk Bancorp..................      51        1,628
Sun Bancorp, Inc. (a)............      89        1,501
Susquehanna Bancshares, Inc. ....     259        5,794
SVB Financial Group (a)..........     169        8,976
Texas Capital Bancshares, Inc.
  (a)............................     126        2,816
Tompkins Trustco, Inc. ..........      35        1,309
Trico Bancshares.................      69        1,543
Trustmark Corp. .................     248        6,413
UCBH Holdings, Inc. .............     479        8,751
UMB Financial Corp. .............     158        5,825
Umpqua Holdings Corp. ...........     305        7,171
United Bankshares, Inc. .........     187        5,947
United Community Banks, Inc. ....     242        6,265
USB Holding Co., Inc. ...........      60        1,144
Virginia Commerce Bancorp, Inc.
  (a)............................      96        1,623
W Holding Co., Inc. .............     645        1,703
Washington Trust Bancorp, Inc. ..      63        1,588
Webster Financial Corp. .........     271       11,564
WesBanco, Inc. ..................      92        2,714
West Coast Bancorp...............      74        2,249
Westamerica Bancorp..............     150        6,636
Western Alliance Bancorp (a).....     116        3,463
Whitney Holding Corp. ...........     321        9,662
Wilmington Trust Corp. ..........     332       13,781
Wintrust Financial Corp. ........     117        5,130
Yardville National Bancorp.......      56        1,912
                                            ----------
                                               478,275
                                            ----------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
ABM Industries, Inc. ............     215        5,549
ACCO Brands Corp. (a)............     260        5,993
Administaff, Inc. ...............     121        4,052
Advisory Board Co. (a)...........      91        5,056
American Reprographics Co. (a)...     184        5,665
Amrep Corp. .....................       8          380
Bowne & Co., Inc. ...............     133        2,595
Brady Corp. .....................     237        8,802
CBIZ, Inc. (a)...................     264        1,940
CDI Corp. .......................      60        1,932
Cenveo, Inc. (a).................     240        5,566
Clean Harbors, Inc. (a)..........      77        3,805
Consolidated Graphics, Inc. (a)..      57        3,949
Copart, Inc. (a).................     324        9,911
Corrections Corp. of America
  (a)............................     297       18,744
CoStar Group, Inc. (a)...........      91        4,812
Covanta Holding Corp. (a)........     517       12,744
CRA International, Inc. (a)......      59        2,844
Deluxe Corp. ....................     251       10,193
Diamond Management & Technology
  Consultants, Inc. .............     152        2,006
Ennis, Inc. .....................     127        2,987
Equifax, Inc. ...................      50        2,221
First Advantage Corp. (Class A)
  (a)............................      36          828
FTI Consulting, Inc. (a).........     204        7,758
Fuel Tech, Inc. (a)..............      82        2,809
G & K Services, Inc. (Class A)...     101        3,991
Healthcare Services Group,
  Inc. ..........................     120        3,540
Heidrick & Struggles
  International, Inc. (a)........      85        4,355
Herman Miller, Inc. .............     315        9,954
HNI Corp. .......................     193        7,913

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Hudson Highland Group, Inc. (a)..     120   $    2,567
Huron Consulting Group, Inc.
  (a)............................      85        6,206
IHS, Inc. (a)....................     146        6,716
IKON Office Solutions, Inc. .....     524        8,180
Innerworkings, Inc. (a)..........     134        2,147
Interface, Inc. (Class A)........     249        4,696
Kelly Services, Inc. (Class A)...     118        3,240
Kenexa Corp. (a).................     115        4,337
Kforce, Inc. (a).................     208        3,324
Knoll, Inc. .....................     238        5,331
Korn/Ferry International (a).....     206        5,410
Labor Ready, Inc. (a)............     230        5,315
LECG Corp. (a)...................     110        1,662
M&F Worldwide Corp. (a)..........      62        4,128
McGrath Rentcorp.................     109        3,672
Mine Safety Appliances Co. ......     107        4,682
Mobile Mini, Inc. (a)............     175        5,110
Navigant Consulting, Inc. (a)....     208        3,861
PHH Corp. (a)....................     259        8,083
Pike Electric Corp. (a)..........      81        1,813
Resources Connection, Inc. (a)...     223        7,399
Rollins, Inc. ...................     168        3,825
RSC Holdings, Inc. (a)...........     100        2,000
School Specialty, Inc. (a).......      93        3,296
Spherion Corp. (a)...............     271        2,545
Steelcase, Inc. (Class A)........     300        5,550
Stericycle, Inc. (a).............     428       19,029
TeleTech Holdings, Inc. (a)......     193        6,269
Tetra Tech, Inc. (a).............     286        6,163
The Brink's Co. .................     197       12,192
The Geo Group, Inc. (a)..........     250        7,275
United Stationers, Inc. (a)......     134        8,930
Viad Corp. ......................      98        4,133
Volt Information Sciences, Inc.
  (a)............................      77        1,420
Waste Connections, Inc. (a)......     334       10,100
Watson Wyatt Worldwide, Inc.
  (Class A)......................     206       10,399
                                            ----------
                                               363,899
                                            ----------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (a)...................   1,942        8,020
Acme Packet, Inc. (a)............     117        1,344
ADC Telecommunications, Inc.
  (a)............................     571       10,466
Adtran, Inc. ....................     298        7,739
Andrew Corp. (a).................     764       11,032
Arris Group, Inc. (a)............     517        9,094
Avocent Corp. (a)................     218        6,324
Bel Fuse, Inc. (Class B).........      52        1,770
BigBand Networks, Inc. (a).......      52          682
Black Box Corp. .................      84        3,476
C-COR.net Corp. (a)..............     217        3,051
CIENA Corp. (a)..................     414       14,958
CommScope, Inc. (a)..............     293       17,097
Comtech Telecommunications Corp.
  (a)............................     112        5,199
Dycom Industries, Inc. (a).......     196        5,876
Extreme Networks, Inc. (a).......     529        2,142
F5 Networks, Inc. (a)............     201       16,201
Finisar Corp. (a)................   1,210        4,574
Foundry Networks, Inc. (a).......     610       10,163
Harmonic, Inc. (a)...............     371        3,291
Harris Stratex Networks, Inc.
  (a)............................     113        2,032
Hughes Communications, Inc. (a)..      32        1,670
Infinera Corp. (a)...............      67        1,670
Inter-Tel, Inc. .................     101        2,417
InterDigital, Inc. (a)...........     226        7,270
Ixia (a).........................     176        1,630
Loral Space & Communications,
  Ltd. (a).......................      61        3,006
Mastec, Inc. (a).................     210        3,322
Netgear, Inc. (a)................     165        5,981
Nextwave Wireless, Inc. (a)......     207        1,728
OpNext, Inc. (a).................      82        1,086
Optium Corp. (a).................      70          886
Packeteer, Inc. (a)..............     169        1,320
Plantronics, Inc. ...............     236        6,188
Polycom, Inc. (a)................     449       15,086
Powerwave Technologies, Inc.
  (a)............................     529        3,544
Riverbed Technology, Inc. (a)....     120        5,258
Sonus Networks, Inc. (a).........   1,233       10,505
Starent Networks Corp. (a).......      51          750
Sycamore Networks, Inc. (a)......     888        3,570
Symmetricom, Inc. (a)............     222        1,865
Tekelec (a)......................     291        4,196
Utstarcom, Inc. (a)..............     517        2,900
Viasat, Inc. (a).................     132        4,237
                                            ----------
                                               234,616
                                            ----------
COMPUTERS & PERIPHERALS -- 1.0%
Adaptec, Inc. (a)................     627        2,389
Avid Technology, Inc. (a)........     200        7,070
Brocade Communications Systems,
  Inc. (a).......................   1,951       15,257
Electronics for Imaging, Inc.
  (a)............................     275        7,760
Emulex Corp. (a).................     428        9,348
Gateway, Inc. (a)................   1,260        2,003
Hutchinson Technology, Inc. (a)..     132        2,483
Hypercom Corp. (a)...............     227        1,342
Imation Corp. ...................     171        6,303
Intermec, Inc. (a)...............     228        5,771
Isilon Systems, Inc. (a).........     122        1,881
Komag, Inc. (a)..................     134        4,273
Novatel Wireless, Inc. (a).......     141        3,669
Palm, Inc. (a)...................     467        7,477
QLogic Corp. (a).................     760       12,654
Quantum Corp. (a)................     966        3,062
Rackable Systems, Inc. (a).......     137        1,693
Stratasys, Inc. (a)..............      49        2,302
Synaptics, Inc. (a)..............     123        4,402
                                            ----------
                                               101,139
                                            ----------
CONSTRUCTION & ENGINEERING -- 1.4%
Aecom Technology Corp. (a).......     196        4,863
EMCOR Group, Inc. (a)............     154       11,226
Foster Wheeler, Ltd. (a).........     339       36,270
Granite Construction, Inc. ......     166       10,654
Infrasource Services, Inc. (a)...     196        7,272
Insituform Technologies, Inc.
  (a)............................     127        2,770
Perini Corp. (a).................      99        6,091
Quanta Services, Inc. (a)........     494       15,151
The Shaw Group, Inc. (a).........     368       17,035
URS Corp. (a)....................     255       12,380
Washington Group International,
  Inc. (a).......................     139       11,121
                                            ----------
                                               134,833
                                            ----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. ...........     234   $   11,478
Headwaters, Inc. (a).............     213        3,678
Texas Industries, Inc. ..........     131       10,272
                                            ----------
                                                25,428
                                            ----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. .................     321        5,695
Advanta Corp. (Class B)..........     164        5,091
Cash America International,
  Inc. ..........................     143        5,670
CompuCredit Corp. (a)............     157        5,498
Credit Acceptance Corp. (a)......      11          295
Dollar Financial Corp. (a).......     103        2,935
Ezcorp, Inc. (a).................     180        2,383
First Cash Financial Services,
  Inc. (a).......................     147        3,446
Nelnet, Inc. ....................     100        2,444
World Acceptance Corp. (a).......      78        3,333
                                            ----------
                                                36,790
                                            ----------
CONTAINERS & PACKAGING -- 0.7%
Aptargroup, Inc. ................     312       11,095
Chesapeake Corp. ................      87        1,093
Graphic Packaging Corp. (a)......     488        2,362
Greif, Inc. (Class A)............     147        8,763
Myers Industries, Inc. ..........     131        2,896
Owens-Illinois, Inc. (a).........     693       24,255
Packaging Corp. of America.......     448       11,339
Rock-Tenn Co. ...................     179        5,678
Silgan Holdings, Inc. ...........     113        6,247
                                            ----------
                                                73,728
                                            ----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a).....      88        1,141
Building Material Holding
  Corp. .........................     144        2,043
Keystone Automotive Industries,
  Inc. (a).......................      83        3,434
LKQ Corp. (a)....................     225        5,549
                                            ----------
                                                12,167
                                            ----------
DIVERSIFIED CONSUMER SERVICES -- 1.6%
Bright Horizons Family Solutions,
  Inc. (a).......................     131        5,097
Career Education Corp. (a).......     462       15,602
Coinmach Service Corp. ..........     140        1,852
Coinstar, Inc. (a)...............     124        3,904
Corinthian Colleges, Inc. (a)....     419        6,825
DeVry, Inc. .....................     298       10,138
INVESTools, Inc. (a).............     216        2,151
ITT Educational Services, Inc.
  (a)............................     196       23,006
Jackson Hewitt Tax Service,
  Inc. ..........................     146        4,104
Laureate Education, Inc. (a).....     231       14,243
Lincoln Educational Services
  Corp. (a)......................      12          178
Matthews International Corp.
  (Class A)......................     157        6,847
Pre-Paid Legal Services, Inc.
  (a)............................      44        2,830
Regis Corp. .....................     224        8,568
Service Corp. International......   1,433       18,314
Sotheby's Holdings, Inc. ........     326       15,003
Steiner Leisure, Ltd. (a)........      76        3,733
Stewart Enterprises, Inc. (Class
  A).............................     464        3,615
Strayer Education, Inc. .........      70        9,220
Universal Technical Institute,
  Inc. (a).......................     112        2,844
                                            ----------
                                               158,074
                                            ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Asset Acceptance Capital Corp.
  (a)............................      76        1,345
Financial Federal Corp. .........     129        3,847
Interactive Brokers Group, Inc.
  (Class A) (a)..................     195        5,290
International Securities Exchange
  Holdings, Inc. ................     179       11,698
KKR Financial Holdings LLC.......     393        9,790
NewStar Financial, Inc. (a)......     175        2,490
Pico Holdings, Inc. (a)..........      66        2,855
Portfolio Recovery Associates,
  Inc. ..........................      80        4,802
Resource America, Inc. ..........      71        1,463
The Nasdaq Stock Market, Inc.
  (a)............................     473       14,053
                                            ----------
                                                57,633
                                            ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Aruba Networks, Inc. (a).........      39          784
Cbeyond, Inc. (a)................      82        3,158
Cincinnati Bell, Inc. (a)........   1,196        6,913
Cogent Communications Group, Inc.
  (a)............................     241        7,199
Consolidated Communications
  Holdings, Inc. ................      97        2,192
Covad Communications Group, Inc.
  (a)............................   1,463        1,317
Fairpoint Communications, Inc. ..     132        2,343
General Communication, Inc.
  (Class A) (a)..................     239        3,062
Global Crossing, Ltd. (a)........      93        1,756
Globalstar, Inc. (a).............     130        1,345
IDT Corp. (Class B)..............     313        3,230
Iowa Telecommunications Services,
  Inc. ..........................     159        3,614
NeuStar, Inc. (Class A) (a)......     360       10,429
North Pittsburgh Systems, Inc. ..      66        1,402
NTELOS Holdings Corp. ...........      70        1,935
Paetec Holding Corp. (a).........     366        4,132
Premiere Global Services, Inc.
  (a)............................     278        3,620
SureWest Communications..........      63        1,716
Time Warner Telecom, Inc. (Class
  A) (a).........................     685       13,768
Vonage Holdings Corp. (a)........     198          616
                                            ----------
                                                74,531
                                            ----------
ELECTRIC UTILITIES -- 1.1%
ALLETE, Inc. ....................     125        5,881
Cleco Corp. .....................     295        7,227
El Paso Electric Co. (a).........     222        5,452
Empire District Electric Co. ....     145        3,244
Great Plains Energy, Inc. .......     414       12,056
Hawaiian Electric Industries,
  Inc. ..........................     393        9,310
IDACORP, Inc. ...................     208        6,664
ITC Holdings Corp. ..............     203        8,248
MGE Energy, Inc. ................     100        3,267
Otter Tail Corp. ................     126        4,041
Portland General Electric Co. ...     147        4,034
Sierra Pacific Resources (a).....   1,064       18,684
UIL Holdings Corp. ..............     110        3,641
Unisource Energy Corp. ..........     174        5,723
Westar Energy, Inc. .............     423       10,270
                                            ----------
                                               107,742
                                            ----------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. ................     102        4,069
Acuity Brands, Inc. .............     212       12,779
American Superconductor Corp.
  (a)............................     154        2,974
Baldor Electric Co. .............     203       10,004
Belden CDT, Inc. ................     213       11,790

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Encore Wire Corp. ...............      81   $    2,385
Energy Conversion Devices, Inc.
  (a)............................     195        6,010
EnerSys (a)......................     128        2,342
Evergreen Solar, Inc. (a)........     404        3,757
First Solar, Inc. (a)............     136       12,143
Franklin Electric Co., Inc. .....      81        3,822
FuelCell Energy, Inc. (a)........     340        2,693
General Cable Corp. (a)..........     250       18,938
Genlyte Group, Inc. (a)..........     122        9,582
GrafTech International, Ltd.
  (a)............................     491        8,268
II-VI, Inc. (a)..................     121        3,288
Medis Technologies, Ltd. (a).....     103        1,513
Plug Power, Inc. (a).............     301          945
Power-One, Inc. (a)..............     348        1,385
Regal-Beloit Corp. ..............     150        6,981
Sunpower Corp. (Class A) (a).....     105        6,620
Superior Essex, Inc. (a).........     104        3,884
Thomas & Betts Corp. (a).........     282       16,356
Vicor Corp. .....................      92        1,217
Woodward Governor Co. ...........     144        7,728
                                            ----------
                                               161,473
                                            ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Aeroflex, Inc. (a)...............     354        5,016
Agilysys, Inc. ..................     153        3,443
Anixter International, Inc. (a)..     154       11,582
AVX Corp. .......................     248        4,152
Benchmark Electronics, Inc. (a)..     347        7,849
Brightpoint, Inc. (a)............     237        3,268
Checkpoint Systems, Inc. (a).....     193        4,873
Cogent, Inc. (a).................     196        2,879
Cognex Corp. ....................     198        4,457
Coherent, Inc. (a)...............     150        4,577
CTS Corp. .......................     187        2,367
Daktronics, Inc. ................     177        3,802
Dolby Laboratories, Inc. (a).....     214        7,578
Echelon Corp. (a)................     151        2,360
Electro Scientific Industries,
  Inc. (a).......................     128        2,662
FLIR Systems, Inc. (a)...........     319       14,754
Insight Enterprises, Inc. (a)....     234        5,281
IPG Photonics Corp. (a)..........      92        1,835
Itron, Inc. (a)..................     144       11,223
KEMET Corp. (a)..................     420        2,961
L-1 Identity Solutions, Inc.
  (a)............................     329        6,728
Littelfuse, Inc. (a).............     108        3,647
Measurement Specialties, Inc.
  (a)............................      64        1,516
Mercury Computer System, Inc.
  (a)............................     100        1,220
Methode Electronics, Inc. (Class
  A).............................     181        2,833
Mettler Toledo International,
  Inc. (a).......................     183       17,478
MTS Systems Corp. ...............      86        3,842
Multi-Fineline Electronix, Inc.
  (a)............................      53          909
National Instruments Corp. ......     281        9,152
Newport Corp. (a)................     184        2,848
Park Electrochemical Corp. ......      87        2,452
Plexus Corp. (a).................     223        5,127
Rofin-Sinar Technologies, Inc.
  (a)............................      75        5,175
Rogers Corp. (a).................      83        3,071
Sanmina-SCI Corp. (a)............   2,604        8,151
Scansource, Inc. (a).............     125        3,999
Smart Modular Technologies (WWH),
  Inc. (a).......................     171        2,353
SYNNEX Corp. (a).................      68        1,402
Tech Data Corp. (a)..............     270       10,384
Technitrol, Inc. ................     199        5,705
Tektronix, Inc. .................     380       12,821
Trimble Navigation, Ltd. (a).....     569       18,322
TTM Technologies, Inc. (a).......     201        2,613
Vishay Intertechnology, Inc.
  (a)............................     824       13,036
                                            ----------
                                               251,703
                                            ----------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Atwood Oceanics, Inc. (a)........     131        8,989
Basic Energy Services, Inc. (a)..     108        2,762
Bristow Group, Inc. (a)..........     108        5,351
Cal Dive International, Inc.
  (a)............................     108        1,796
CARBO Ceramics, Inc. ............     106        4,644
Complete Production Services,
  Inc. (a).......................     204        5,273
Dresser-Rand Group, Inc. (a).....     411       16,234
Dril-Quip, Inc. (a)..............     131        5,888
Global Industries, Ltd. (a)......     420       11,264
Grey Wolf, Inc. (a)..............     916        7,548
Gulfmark Offshore, Inc. (a)......      99        5,071
Hanover Compressor Co. (a).......     425       10,136
Helmerich & Payne, Inc. .........     466       16,506
Hercules Offshore, Inc. (a)......     153        4,954
Horizon Offshore, Inc. (a).......     124        2,381
Hornbeck Offshore Services, Inc.
  (a)............................     116        4,496
Input/Output, Inc. (a)...........     339        5,292
Lufkin Industries, Inc. .........      72        4,648
NATCO Group, Inc. (a)............      69        3,177
Newpark Resources, Inc. (a)......     441        3,418
Oceaneering International, Inc.
  (a)............................     261       13,739
Oil States International, Inc.
  (a)............................     243       10,046
Parker Drilling Co. (a)..........     530        5,586
Pioneer Drilling Co. (a).........     241        3,593
RPC, Inc. .......................     187        3,186
SEACOR Holdings, Inc. (a)........     116       10,830
Superior Energy Services, Inc.
  (a)............................     388       15,489
Superior Offshore International,
  Inc. (a).......................      49          892
Superior Well Services, Inc.
  (a)............................      52        1,321
Tetra Technologies, Inc. (a).....     349        9,842
Tidewater, Inc. .................     277       19,634
Todco (Class A) (a)..............     282       13,313
Unit Corp. (a)...................     226       14,218
Universal Compression Holdings,
  Inc. (a).......................     148       10,726
W-H Energy Services, Inc. (a)....     148        9,163
                                            ----------
                                               271,406
                                            ----------
FOOD & STAPLES RETAILING -- 1.0%
BJ'S Wholesale Club, Inc. (a)....     313       11,277
Casey's General Stores, Inc. ....     243        6,624
Great Atlantic & Pacific Tea Co.
  (a)............................      86        2,884
Ingles Markets, Inc. ............      63        2,170
Longs Drug Stores Corp. .........     157        8,246
Nash Finch Co. ..................      64        3,168
Pantry, Inc. (a).................     113        5,209
Pathmark Stores, Inc. (a)........     153        1,983
Performance Food Group Co. (a)...     160        5,198
Rite Aid Corp. (a)...............   3,733       23,817
Ruddick Corp. ...................     172        5,181

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

The Andersons, Inc. .............      84   $    3,808
The Topps Co., Inc. .............     160        1,682
United Natural Foods, Inc. (a)...     195        5,183
Weis Markets, Inc. ..............      58        2,350
Winn-Dixie Stores, Inc. (a)......     263        7,706
                                            ----------
                                                96,486
                                            ----------
FOOD PRODUCTS -- 1.1%
Alico, Inc. .....................      18        1,098
B&G Foods, Inc. .................      67          884
Chiquita Brands International,
  Inc. (a).......................     206        3,906
Corn Products International,
  Inc. ..........................     360       16,362
Del Monte Foods Co. .............     972       11,819
Farmer Brothers Co. .............      30          679
Flowers Foods, Inc. .............     273        9,107
Fresh Del Monte Produce, Inc. ...     138        3,457
Hain Celestial Group, Inc. (a)...     192        5,211
J&J Snack Foods Corp. ...........      66        2,491
Lancaster Colony Corp. ..........     121        5,069
Lance, Inc. .....................     148        3,487
Pilgrim's Pride Corp. ...........     198        7,558
Ralcorp Holdings, Inc. (a).......     129        6,895
Reddy Ice Holdings, Inc. ........      85        2,424
Sanderson Farms, Inc. ...........      86        3,872
Seaboard Corp. ..................       2        4,690
The J.M. Smucker Co. ............     278       17,697
Tootsie Roll Industries, Inc. ...     125        3,464
TreeHouse Foods, Inc. (a)........     153        4,071
                                            ----------
                                               114,241
                                            ----------
GAS UTILITIES -- 1.6%
AGL Resources, Inc. .............     379       15,342
Amerigas Partners LP.............     155        5,603
Atmos Energy Corp. ..............     431       12,956
Energen Corp. ...................     316       17,361
Ferrellgas Partners LP...........     196        4,727
Laclede Group, Inc. .............      95        3,029
National Fuel Gas Co. ...........     342       14,812
New Jersey Resources Corp. ......     135        6,888
Nicor, Inc. .....................     215        9,228
Northwest Natural Gas Co. .......     132        6,097
Piedmont Natural Gas Co., Inc. ..     346        8,529
South Jersey Industries, Inc. ...     143        5,059
Southern Union Co. ..............     485       15,806
Southwest Gas Corp. .............     202        6,830
Suburban Propane Partners LP.....     157        7,516
UGI Corp. .......................     511       13,940
WGL Holdings, Inc. ..............     238        7,768
                                            ----------
                                               161,491
                                            ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
Accuray, Inc. (a)................      76        1,686
Advanced Medical Optics, Inc.
  (a)............................     290       10,115
Align Technology, Inc. (a).......     282        6,813
American Medical Systems
  Holdings, Inc. (a).............     340        6,134
Analogic Corp. ..................      66        4,852
Arrow International, Inc. .......     114        4,364
Arthrocare Corp. (a).............     129        5,664
Aspect Medical Systems, Inc.
  (a)............................      81        1,212
CONMED Corp. (a).................     137        4,011
Cyberonics, Inc. (a).............      86        1,447
Datascope Corp. .................      60        2,297
DJO, Inc. (a)....................     109        4,498
Edwards Lifesciences Corp. (a)...     284       14,013
ev3, Inc. (a)....................     139        2,346
Foxhollow Technologies, Inc.
  (a)............................     108        2,294
Gen-Probe, Inc. (a)..............     251       15,165
Greatbatch, Inc. (a).............     107        3,467
Haemonetics Corp. (a)............     132        6,945
Hologic, Inc. (a)................     256       14,159
I-Flow Corp. (a).................     113        1,892
ICU Medical, Inc. (a)............      63        2,705
IDEXX Laboratories, Inc. (a).....     152       14,384
Immucor, Inc. (a)................     336        9,398
Integra LifeSciences Holdings
  Corp. (a)......................      91        4,497
Invacare Corp. ..................     159        2,915
Inverness Medical Innovations,
  Inc. (a).......................     207       10,561
Kensey Nash Corp. (a)............      56        1,501
Kinetic Concepts, Inc. (a).......     253       13,148
Kyphon, Inc. (a).................     217       10,449
Mentor Corp. ....................     205        8,339
Meridian Bioscience, Inc. .......     174        3,769
Merit Medical Systems, Inc. (a)..     133        1,591
NuVasive, Inc. (a)...............     173        4,673
OraSure Technologies, Inc. (a)...     220        1,800
Orthofix International NV (a)....      73        3,283
Palomar Medical Technologies,
  Inc. (a).......................      82        2,846
PolyMedica Corp. ................     108        4,412
ResMed, Inc. (a).................     370       15,266
Respironics, Inc. (a)............     355       15,119
Sirona Dental Systems, Inc. (a)..      85        3,216
SonoSite, Inc. (a)...............      80        2,514
STERIS Corp. ....................     315        9,639
SurModics, Inc. (a)..............      81        4,050
Symmetry Medical, Inc. (a).......     142        2,273
The Cooper Cos., Inc. ...........     217       11,570
Thoratec Corp. (a)...............     233        4,285
TomoTherapy, Inc. (a)............      57        1,249
Vital Signs, Inc. ...............      39        2,166
Volcano Corp. (a)................     127        2,567
West Pharmaceutical Services,
  Inc. ..........................     160        7,544
Wright Medical Group, Inc. (a)...     175        4,221
                                            ----------
                                               299,324
                                            ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.3%
Alliance Imaging, Inc. (a).......     105          986
Amedisys, Inc. (a)...............     125        4,541
AMERIGROUP Corp. (a).............     257        6,117
AMN Healthcare Services, Inc.
  (a)............................     173        3,806
Amsurg Corp. (a).................     141        3,404
Apria Healthcare Group, Inc.
  (a)............................     206        5,927
Assisted Living Concepts, Inc.
  (a)............................     273        2,907
Centene Corp. (a)................     213        4,562
Chemed Corp. ....................     123        8,154
Cross Country Healthcare, Inc.
  (a)............................     152        2,535
Genesis HealthCare Corp. (a).....      95        6,500
Gentiva Health Services, Inc.
  (a)............................     125        2,508
Health Management Associates,
  Inc. ..........................   1,161       13,189
HealthExtras, Inc. (a)...........     161        4,762
Healthsouth Corp. (a)............     387        7,009
Healthspring, Inc. (a)...........     220        4,193

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Healthways, Inc. (a).............     170   $    8,053
inVentiv Health, Inc. (a)........     144        5,272
Kindred Healthcare, Inc. (a).....     165        5,069
Landauer, Inc. ..................      47        2,315
LCA-Vision, Inc. ................      96        4,537
LifePoint Hospitals, Inc. (a)....     277       10,714
Magellan Health Services, Inc.
  (a)............................     184        8,550
Matria Healthcare, Inc. (a)......     103        3,119
Molina Healthcare, Inc. (a)......      66        2,014
National Healthcare Corp. .......      37        1,909
Nighthawk Radiology Holdings,
  Inc. (a).......................      87        1,570
Odyssey Healthcare, Inc. (a).....     165        1,957
Option Care, Inc. ...............     127        1,956
Owens & Minor, Inc. .............     197        6,883
Pediatrix Medical Group, Inc.
  (a)............................     236       13,015
PSS World Medical, Inc. (a)......     330        6,013
Psychiatric Solutions, Inc. (a)..     260        9,428
Radiation Therapy Services, Inc.
  (a)............................      60        1,580
RehabCare Group, Inc. (a)........      92        1,310
Sierra Health Services, Inc.
  (a)............................     245       10,187
Skilled Healthcare Group, Inc.
  (Class A) (a)..................      80        1,241
Sunrise Assisted Living, Inc.
  (a)............................     211        8,438
Symbion, Inc. (a)................     103        2,236
VCA Antech, Inc. (a).............     405       15,264
WellCare Health Plans, Inc. (a)..     168       15,206
                                            ----------
                                               228,936
                                            ----------
HEALTH CARE TECHNOLOGY -- 0.3%
Allscripts Healthcare Solutions,
  Inc. (a).......................     266        6,778
Eclipsys Corp. (a)...............     226        4,475
HLTH Corp. (a)...................     816       11,432
The TriZetto Group, Inc. (a).....     206        3,988
                                            ----------
                                                26,673
                                            ----------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
AFC Enterprises, Inc. (a)........     152        2,628
Ambassadors Group, Inc. .........      80        2,842
Ameristar Casinos, Inc. .........     114        3,960
Applebees International, Inc. ...     366        8,821
Bally Technologies, Inc. (a).....     232        6,129
BJ's Restaurants, Inc. (a).......      94        1,856
Bob Evans Farms, Inc. ...........     179        6,596
Burger King Holdings, Inc. ......     262        6,901
California Pizza Kitchen, Inc.
  (a)............................     137        2,932
CBRL Group, Inc. ................     121        5,140
CEC Entertainment, Inc. (a)......     155        5,456
Cedar Fair LP....................     243        6,857
Chipotle Mexican Grill, Inc.
  (a)............................     156       13,304
Choice Hotels International,
  Inc. ..........................     179        7,074
Churchill Downs, Inc. ...........      51        2,671
CKE Restaurants, Inc. ...........     281        5,640
Domino's Pizza, Inc. ............     220        4,019
Gaylord Entertainment Co. (a)....     197       10,567
Great Wolf Resorts, Inc. (a).....     157        2,237
IHOP Corp. ......................      87        4,735
International Speedway Corp.
  (Class A)......................     167        8,803
Isle of Capri Casinos, Inc. (a)..      94        2,252
Jack in the Box, Inc. (a)........     151       10,712
Jamba, Inc. (a)..................      99          905
Krispy Kreme Doughnuts, Inc.
  (a)............................     280        2,593
Landry's Restaurants, Inc. ......      88        2,663
Life Time Fitness, Inc. (a)......     157        8,357
Marcus Corp. ....................     102        2,424
Morgans Hotel Group Co. (a)......     101        2,462
Multimedia Games, Inc. (a).......     123        1,570
O'Charleys, Inc. ................     114        2,298
Orient-Express Hotels, Ltd.
  (Class A)......................     194       10,360
P F Chang's China Bistro, Inc.
  (a)............................     128        4,506
Panera Bread Co. (Class A) (a)...     154        7,093
Papa John's International, Inc.
  (a)............................     104        2,991
Peet's Coffee & Tea, Inc. (a)....      66        1,626
Pinnacle Entertainment, Inc.
  (a)............................     282        7,938
Rare Hospitality International,
  Inc. (a).......................     147        3,935
Red Robin Gourmet Burgers, Inc.
  (a)............................      74        2,987
Ruby Tuesday, Inc. ..............     261        6,872
Ruth's Chris Steak House, Inc.
  (a)............................      81        1,376
Scientific Games Corp. (Class A)
  (a)............................     334       11,673
Shuffle Master, Inc. (a).........     168        2,789
Six Flags, Inc. (a)..............     353        2,150
Sonic Corp. (a)..................     329        7,278
Speedway Motorsports, Inc. ......      66        2,639
Texas Roadhouse, Inc. (Class A)
  (a)............................     258        3,300
The Cheesecake Factory, Inc.
  (a)............................     328        8,043
The Steak n Shake Co. (a)........     120        2,003
Triarc Cos., Inc. (Class B)......     310        4,867
Vail Resorts, Inc. (a)...........     151        9,191
WMS Industries, Inc. (a).........     212        6,104
                                            ----------
                                               265,125
                                            ----------
HOUSEHOLD DURABLES -- 1.3%
American Greetings Corp. (Class
  A).............................     232        6,573
Avatar Holdings, Inc. (a)........      25        1,923
Beazer Homes USA, Inc. ..........     194        4,786
Blyth, Inc. .....................     139        3,695
Brookfield Homes Corp. ..........      58        1,687
Champion Enterprises, Inc. (a)...     370        3,637
CSS Industries, Inc. ............      39        1,545
Ethan Allen Interiors, Inc. .....     147        5,035
Furniture Brands International,
  Inc. ..........................     228        3,238
Helen of Troy, Ltd. (a)..........     136        3,672
Hovnanian Enterprises, Inc. (a)..     216        3,570
iRobot Corp. (a).................      54        1,072
Jarden Corp. (a).................     313       13,462
Kimball International, Inc.
  (Class B)......................     131        1,835
La-Z-Boy, Inc. ..................     262        3,003
M.D.C. Holdings, Inc. ...........     171        8,270
M/I Homes, Inc. .................      62        1,649
Meritage Homes Corp. (a).........     123        3,290
Palm Harbor Homes, Inc. (a)......      51          722
Russ Berrie & Co., Inc. (a)......      51          950
Ryland Group, Inc. ..............     207        7,736
Sealy Corp. .....................     216        3,568
Skyline Corp. ...................      33          990
Snap-on, Inc. ...................     279       14,092
Standard Pacific Corp. ..........     319        5,592
Tempur-Pedic International,
  Inc. ..........................     380        9,842
TOUSA, Inc. .....................      89          373
Tupperware Corp. ................     299        8,593
WCI Communities, Inc. (a)........     147        2,452
                                            ----------
                                               126,852
                                            ----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a).....      32   $      392
Central Garden & Pet Co. (Class
  A) (a).........................     274        3,214
Church & Dwight Co., Inc. .......     315       15,265
Spectrum Brands, Inc. (a)........     181        1,226
WD-40 Co. .......................      82        2,695
                                            ----------
                                                22,792
                                            ----------
INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS -- 0.0% (B)
Ormat Technologies, Inc. ........      66        2,487
                                            ----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. .............     295       13,720
Raven Industries, Inc. ..........      87        3,107
Sequa Corp. (a)..................      33        3,696
Standex International Corp. .....      54        1,536
Teleflex, Inc. ..................     188       15,375
Tredegar Corp. ..................     132        2,811
Walter Industries, Inc. .........     252        7,298
                                            ----------
                                                47,543
                                            ----------
INSURANCE -- 4.3%
21st Century Insurance Group.....     127        2,776
Alfa Corp. ......................     181        2,818
Alleghany Corp. (a)..............      25       10,163
Allied World Assurance Holdings,
  Ltd. ..........................     169        8,661
American Equity Investment Life
  Holding Co. ...................     249        3,008
American Financial Group, Inc. ..     338       11,543
American National Insurance
  Co. ...........................      77       11,750
Amtrust Financial Services,
  Inc. ..........................     122        2,292
Argonaut Group, Inc. ............     155        4,838
Aspen Insurance Holdings, Ltd. ..     367       10,302
Assured Guaranty, Ltd. ..........     239        7,065
Baldwin & Lyons, Inc. (Class B)..      45        1,169
Bristol West Holdings, Inc. .....      86        1,924
Castlepoint Holdings, Ltd. ......      37          544
CNA Surety Corp. (a).............      75        1,418
Darwin Professional Underwriters,
  Inc. (a).......................      37          931
Delphi Financial Group...........     207        8,657
eHealth, Inc. (a)................      51          974
Employers Holdings, Inc. ........     252        5,352
Endurance Specialty Holdings,
  Ltd. ..........................     289       11,572
Enstar Group Ltd (a).............      23        2,776
Erie Indemnity Co. (Class A).....     232       12,537
FBL Financial Group, Inc. (Class
  A).............................      60        2,359
First Acceptance Corp. (a).......      85          864
Flagstone Reinsurance Holdings,
  Ltd. (a).......................      63          839
Great American Financial
  Resources, Inc. ...............      39          943
Greenlight Capital Re Ltd (a)....      49        1,104
Harleysville Group, Inc. ........      69        2,302
HCC Insurance Holdings, Inc. ....     542       18,108
Hilb Rogal and Hobbs Co. ........     175        7,501
Horace Mann Educators Corp. .....     208        4,418
Infinity Property & Casualty
  Corp. .........................      97        4,921
IPC Holdings, Ltd. ..............     310       10,010
Kansas City Life Insurance Co. ..      18          837
LandAmerica Financial Group,
  Inc. ..........................      78        7,526
Max Re Capital, Ltd. ............     244        6,905
Mercury General Corp. ...........     126        6,944
Montpelier Re Holdings, Ltd. ....     511        9,474
National Financial Partners
  Corp. .........................     180        8,336
National Western Life Insurance
  Co. (Class A)..................      12        3,035
Navigators Group, Inc. (a).......      66        3,557
Odyssey Re Holdings Corp. .......     133        5,704
Ohio Casualty Corp. .............     293       12,690
OneBeacon Insurance Group,
  Ltd. ..........................     116        2,938
PartnerRe, Ltd. .................     273       21,158
Philadelphia Consolidated Holding
  Co. (a)........................     288       12,038
Platinum Underwriters Holdings,
  Ltd. ..........................     290       10,078
Presidential Life Corp. .........     106        2,084
ProAssurance Corp. (a)...........     151        8,406
Reinsurance Group America,
  Inc. ..........................     142        8,554
RenaissanceRe Holdings, Ltd. ....     322       19,961
RLI Corp. .......................     105        5,875
Safety Insurance Group, Inc. ....      72        2,981
Scottish Re Group, Ltd. (a)......     256        1,252
Security Capital Assurance,
  Ltd. ..........................     160        4,939
Selective Insurance Group,
  Inc. ..........................     264        7,096
StanCorp Financial Group, Inc. ..     262       13,750
State Auto Financial Corp. ......      69        2,115
Stewart Information Services
  Corp. .........................      81        3,226
The Commerce Group, Inc. ........     288        9,999
The Hanover Insurance Group,
  Inc. ..........................     245       11,954
The Midland Co. .................      53        2,488
The Phoenix Cos., Inc. ..........     519        7,790
Tower Group, Inc. ...............      96        3,062
United America Indemnity, Ltd.
  (a)............................     104        2,586
United Fire & Casualty Co. ......     107        3,786
Universal American Financial
  Corp. (a)......................     185        3,937
Wesco Financial Corp. ...........       7        2,695
Zenith National Insurance
  Corp. .........................     181        8,523
                                            ----------
                                               424,718
                                            ----------
INTERNET & CATALOG RETAIL -- 0.4%
1-800-FLOWERS.COM, Inc. (Class A)
  (a)............................     124        1,169
Blue Nile, Inc. (a)..............      69        4,168
FTD Group, Inc. .................      99        1,823
GSI Commerce, Inc. (a)...........      93        2,112
Netflix, Inc. (a)................     261        5,061
Nutri/System, Inc. (a)...........     156       10,895
Overstock.com, Inc. (a)..........      52          950
Priceline.com, Inc. (a)..........     168       11,548
Stamps.com, Inc. (a).............     101        1,392
Systemax, Inc. ..................      51        1,061
ValueVision Media, Inc. (Class A)
  (a)............................     144        1,630
                                            ----------
                                                41,809
                                            ----------
INTERNET SOFTWARE & SERVICES -- 1.6%
aQuantive, Inc. (a)..............     342       21,820
Ariba, Inc. (a)..................     373        3,696
Bankrate, Inc. (a)...............      63        3,019
CMGI, Inc. (a)...................   2,249        4,386
CNET Networks, Inc. (a)..........     685        5,610
DealerTrack Holdings, Inc. (a)...     165        6,079
Digital River, Inc. (a)..........     194        8,778
DivX, Inc. (a)...................      85        1,275
EarthLink, Inc. (a)..............     568        4,243
Equinix, Inc. (a)................     129       11,800
Infospace, Inc. .................     154        3,574

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Internap Network Services Corp.
  (a)............................     232   $    3,345
Interwoven, Inc. (a).............     203        2,850
Ipass, Inc. (a)..................     274        1,485
j2 Global Communications, Inc.
  (a)............................     242        8,446
Jupitermedia Corp. (a)...........     102          743
Limelight Networks, Inc. (a).....      69        1,365
LoopNet, Inc. (a)................      99        2,310
Marchex, Inc. (Class B)..........     146        2,383
NIC, Inc. .......................     186        1,272
Omniture, Inc. (a)...............     177        4,057
Openwave Systems, Inc. ..........     468        2,930
RealNetworks, Inc. (a)...........     510        4,167
S1 Corp. (a).....................     266        2,125
SAVVIS, Inc. (a).................     137        6,783
SonicWALL, Inc. (a)..............     311        2,671
Switch & Data Facilities Co.,
  Inc. (a).......................      56        1,075
TechTarget, Inc. (a).............      37          475
The Knot, Inc. (a)...............     124        2,504
Travelzoo, Inc. (a)..............      36          957
United Online, Inc. .............     325        5,359
Valueclick, Inc. (a).............     475       13,993
Vignette Corp. (a)...............     147        2,816
VistaPrint, Ltd. (a).............     194        7,420
WebMD Health Corp. (Class A)
  (a)............................      37        1,742
Websense, Inc. (a)...............     216        4,590
                                            ----------
                                               162,143
                                            ----------
IT SERVICES -- 2.0%
Acxiom Corp. ....................     329        8,702
BearingPoint, Inc. (a)...........     972        7,105
CACI International, Inc. (Class
  A) (a).........................     151        7,376
CIBER, Inc. (a)..................     277        2,266
Convergys Corp. (a)..............     669       16,217
Covansys Corp. (a)...............      87        2,952
CSG Systems International, Inc.
  (a)............................     214        5,673
eFunds Corp. (a).................     228        8,046
EnerNOC, Inc. (a)................      18          686
Euronet Worldwide, Inc. (a)......     220        6,415
ExlService Holdings, Inc. (a)....      57        1,068
Forrester Research, Inc. (a).....      70        1,969
Gartner, Inc. (a)................     335        8,238
Gevity HR, Inc. .................     102        1,972
Global Cash Access, Inc. (a).....     223        3,572
Heartland Payment Systems,
  Inc. ..........................      79        2,317
Hewitt Associates, Inc. (Class A)
  (a)............................     492       15,744
infoUSA, Inc. ...................     177        1,809
Lionbridge Technologies, Inc.
  (a)............................     291        1,714
Mantech International Corp. (a)..      92        2,836
MAXIMUS, Inc. ...................     105        4,555
MoneyGram International, Inc. ...     402       11,236
MPS Group, Inc. (a)..............     507        6,779
Perot Systems Corp. (Class A)
  (a)............................     440        7,498
SAIC, Inc. (a)...................     475        8,583
Sapient Corp. (a)................     383        2,961
SRA International, Inc. (a)......     203        5,128
SYKES Enterprises, Inc. (a)......     120        2,279
Syntel, Inc. ....................      59        1,793
The BISYS Group, Inc. (a)........     583        6,897
TNS, Inc. .......................     132        1,902
Unisys Corp. (a).................   1,666       15,227
VeriFone Holdings, Inc. (a)......     319       11,245
Wright Express Corp. (a).........     197        6,751
                                            ----------
                                               199,511
                                            ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Callaway Golf Co. ...............     326        5,806
JAKKS Pacific, Inc. (a)..........     138        3,883
K2, Inc. (a).....................     240        3,646
Leapfrog Enterprises, Inc. (a)...     157        1,609
Marine Products Corp. ...........      78          642
MarineMax, Inc. (a)..............      89        1,782
Nautilus Group, Inc. ............     143        1,722
Oakley, Inc. ....................     125        3,550
Polaris Industries, Inc. ........     171        9,261
Pool Corp. ......................     239        9,328
RC2 Corp. (a)....................      99        3,961
                                            ----------
                                                45,190
                                            ----------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Advanced Magnetics, Inc. (a).....      81        4,711
Affymetrix, Inc. (a).............     329        8,189
Albany Molecular Research, Inc.
  (a)............................     122        1,812
Bio-Rad Laboratories, Inc. (Class
  A) (a).........................      92        6,952
Bruker BioSciences Corp. (a).....     248        2,235
Cambrex Corp. ...................     132        1,752
Dionex Corp. (a).................      92        6,531
Enzo Biochem, Inc. (a)...........     172        2,571
eResearch Technology, Inc. (a)...     201        1,912
Exelixis, Inc. (a)...............     461        5,578
Illumina, Inc. (a)...............     258       10,472
Nektar Therapeutics (a)..........     436        4,138
PAREXEL International Corp. (a)..     133        5,594
PerkinElmer, Inc. ...............     585       15,245
PharmaNet Development Group, Inc.
  (a)............................      89        2,837
PRA International (a)............     100        2,530
Techne Corp. (a).................     183       10,469
Varian, Inc. (a).................     147        8,060
Ventana Medical Systems, Inc.
  (a)............................     166       12,827
                                            ----------
                                               114,415
                                            ----------
MACHINERY -- 3.8%
Accuride Corp. (a)...............     106        1,633
Actuant Corp. (Class A)..........     133        8,387
AGCO Corp. (a)...................     439       19,057
Albany International Corp. (Class
  A).............................     122        4,934
American Railcar Industries,
  Inc. ..........................      42        1,638
Astec Industries, Inc. (a).......      79        3,335
ASV, Inc. (a)....................      98        1,693
Barnes Group, Inc. ..............     203        6,431
Blount International, Inc. (a)...     183        2,394
Briggs & Stratton Corp. .........     240        7,574
Bucyrus International, Inc.
  (Class A)......................     176       12,457
Cascade Corp. ...................      50        3,922
Chart Industries, Inc. (a).......     123        3,498
CIRCOR International, Inc. ......      82        3,315
CLARCOR, Inc. ...................     250        9,357
Crane Co. .......................     251       11,408
EnPro Industries, Inc. (a).......     103        4,407
ESCO Technologies, Inc. (a)......     128        4,641
Federal Signal Corp. ............     231        3,664
Flowserve Corp. .................     275       19,690

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Force Protection, Inc. (a).......     326   $    6,729
Freightcar America, Inc. ........      61        2,918
Gardner Denver, Inc. (a).........     252       10,723
Graco, Inc. .....................     327       13,172
Harsco Corp. ....................     405       21,060
IDEX Corp. ......................     392       15,108
Kaydon Corp. ....................     135        7,036
Kennametal, Inc. ................     186       15,258
Lincoln Electric Holdings,
  Inc. ..........................     194       14,403
Lindsay Manufacturing Co. .......      52        2,303
Middleby Corp. (a)...............      79        4,726
Mueller Industries, Inc. ........     175        6,027
Mueller Water Products, Inc.
  (Class B)......................     550        9,383
NACCO Industries, Inc. ..........      27        4,198
Nordson Corp. ...................     149        7,474
RBC Bearings, Inc. (a)...........      96        3,960
Robbins & Myers, Inc. ...........      64        3,400
Tecumseh Products Co. (Class A)
  (a)............................      75        1,178
Tennant Co. .....................      79        2,884
The Greenbrier Cos., Inc. .......      72        2,176
The Manitowoc Co., Inc. .........     297       23,873
The Timken Co. ..................     365       13,180
The Toro Co. ....................     198       11,660
Trinity Industries, Inc. ........     384       16,719
Valmont Industries, Inc. ........      89        6,476
Wabash National Corp. ...........     139        2,034
Wabtec Corp. ....................     239        8,731
Watts Water Technologies, Inc. ..     145        5,433
Xerium Technologies, Inc. .......      98          747
                                            ----------
                                               376,404
                                            ----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. .......     211       11,206
American Commercial Lines, Inc.
  (a)............................     236        6,148
Eagle Bulk Shipping, Inc. .......     201        4,504
Genco Shipping & Trading, Ltd. ..     100        4,126
Horizon Lines, Inc. .............     118        3,866
Kirby Corp. (a)..................     258        9,904
TBS International Ltd (a)........      52        1,477
                                            ----------
                                                41,231
                                            ----------
MEDIA -- 2.2%
Arbitron, Inc. ..................     145        7,472
Belo Corp. ......................     442        9,101
Carmike Cinemas, Inc. ...........      58        1,274
Catalina Marketing Corp. ........     181        5,701
Charter Communications, Inc.
  (a)............................   1,842        7,460
Cinemark Holdings, Inc. (a)......     136        2,433
Citadel Broadcasting Corp. ......     899        5,799
CKX, Inc. (a)....................     215        2,971
Courier Corp. ...................      58        2,320
Cox Radio, Inc. (Class A) (a)....     170        2,421
Crown Media Holdings, Inc. (Class
  A) (a).........................      45          324
Cumulus Media, Inc. (a)..........     193        1,805
Dow Jones & Co., Inc. ...........     287       16,488
DreamWorks Animation SKG, Inc.
  (Class A) (a)..................     277        7,989
Emmis Communications Corp. ......     165        1,520
Entercom Communications Corp. ...     155        3,858
Entravision Communications Corp.
  (a)............................     318        3,317
Fisher Communications, Inc. (a)..      34        1,727
GateHouse Media, Inc. ...........      89        1,651
Gemstar-TV Guide International,
  Inc. (a).......................   1,214        5,973
Gray Television, Inc. ...........     214        1,984
Harte-Hanks, Inc. ...............     239        6,137
Hearst-Argyle Television, Inc. ..     125        3,012
Interactive Data Corp. ..........     171        4,579
John Wiley & Sons, Inc. (Class
  A).............................     237       11,445
Journal Communications, Inc. ....     228        2,966
Journal Register Co. ............     223          999
Lee Enterprises, Inc. ...........     197        4,109
Lin TV Corp. (Class A) (a).......     129        2,426
Live Nation, Inc. (a)............     286        6,401
Martha Stewart Living Omnimedia,
  Inc. (Class A).................     118        2,030
Marvel Entertainment, Inc. (a)...     271        6,905
McClatchy Co. (Class A)..........     264        6,682
Media General, Inc. (Class A)....     107        3,560
Mediacom Communications Corp.
  (a)............................     260        2,519
Meredith Corp. ..................     186       11,458
Morningstar, Inc. (a)............      50        2,351
National CineMedia, Inc. (a).....     202        5,658
Primedia, Inc. (a)...............     725        2,066
Radio One, Inc. (Class A) (a)....     385        2,722
RCN Corp. (a)....................     186        3,495
Regal Entertainment Group........     371        8,136
Salem Communications Corp. ......      67          743
Scholastic Corp. (a).............     169        6,074
Sinclair Broadcast Group, Inc. ..     223        3,171
Spanish Broadcasting System, Inc.
  (a)............................     192          826
Sun-Times Media Group, Inc. .....     298        1,564
Tivo, Inc. (a)...................     465        2,692
Valassis Communications, Inc.
  (a)............................     232        3,988
Warner Music Group Corp. ........     222        3,208
Westwood One, Inc. ..............     336        2,416
World Wrestling Entertainment,
  Inc. (Class A).................      92        1,471
                                            ----------
                                               219,397
                                            ----------
METALS & MINING -- 2.2%
AK Steel Holding Corp. (a).......     536       20,030
AMCOL International Corp. .......     118        3,223
Brush Engineered Materials, Inc.
  (a)............................      97        4,073
Carpenter Technology Corp. ......     123       16,028
Century Aluminum Co. (a).........     152        8,304
Chaparral Steel Co. .............     209       15,021
Cleveland-Cliffs, Inc. ..........     201       15,612
Coeur d' Alene Mines Corp. (a)...   1,353        4,857
Commercial Metals Co. ...........     576       19,451
Compass Minerals International,
  Inc. ..........................     160        5,546
Haynes International, Inc. (a)...      51        4,306
Hecla Mining Co. (a).............     574        4,902
Kaiser Aluminum Corp. (a)........      69        5,029
Meridian Gold, Inc. (a)..........     491       13,542
Metal Management, Inc. ..........     125        5,509
Quanex Corp. ....................     180        8,766
Reliance Steel & Aluminum Co. ...     301       16,934
Royal Gold, Inc. ................     129        3,066
RTI International Metals, Inc.
  (a)............................     112        8,441
Ryerson Tull, Inc. ..............     115        4,330
Schnitzer Steel Industries, Inc.
  (Class A)......................     108        5,178

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Steel Dynamics, Inc. ............     462   $   19,362
Stillwater Mining Co. (a)........     210        2,312
Worthington Industries, Inc. ....     339        7,339
                                            ----------
                                               221,161
                                            ----------
MULTI-UTILITIES -- 1.0%
Aquila, Inc. (a).................   1,842        7,534
Avista Corp. ....................     254        5,474
Black Hills Corp. ...............     181        7,195
CH Energy Group, Inc. ...........      75        3,373
CMS Energy Corp. ................   1,081       18,593
NorthWestern Corp. ..............     173        5,503
OGE Energy Corp. ................     441       16,163
PNM Resources, Inc. .............     332        9,226
Puget Energy, Inc. ..............     559       13,516
Vectren Corp. ...................     369        9,937
                                            ----------
                                                96,514
                                            ----------
MULTILINE RETAIL -- 0.5%
99 Cents Only Stores (a).........     272        3,566
Big Lots, Inc. (a)...............     542       15,946
Dillard's, Inc. (Class A)........     315       11,318
Fred's, Inc. (Class A)...........     177        2,368
Retail Ventures, Inc. (a)........     118        1,903
Saks, Inc. ......................     589       12,575
The Bon-Ton Stores, Inc. ........      53        2,123
Tuesday Morning Corp. ...........     144        1,780
                                            ----------
                                                51,579
                                            ----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a).........................     332       12,862
                                            ----------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Alliance Holdings GP LP..........      63        1,875
Alliance Resource Partners LP....      99        4,148
Alon USA Energy, Inc. ...........      63        2,773
Alpha Natural Resources, Inc.
  (a)............................     316        6,570
Arena Resources, Inc. (a)........      66        3,835
Atlas America, Inc. .............     117        6,286
Atlas Pipeline Holdings LP.......      17          711
Atlas Pipeline Partners LP.......      63        3,419
ATP Oil & Gas Corp. (a)..........     111        5,399
Aventine Renewable Energy
  Holdings, Inc. (a).............     144        2,444
Berry Petroleum Co. (Class A)....     170        6,406
Bill Barrett Corp. (a)...........     135        4,972
Boardwalk Pipeline Partners LP...      99        3,513
Bois d'Arc Energy, Inc. (a)......      94        1,601
BP Prudhoe Bay Royalty Trust.....     104        7,505
Brigham Exploration Co. (a)......     158          927
Buckeye GP Holdings LP...........      66        2,196
Buckeye Partners LP..............     189        9,699
Cabot Oil & Gas Corp. ...........     473       17,444
Calumet Specialty Products
  Partners LP....................      57        2,770
Carrizo Oil & Gas, Inc. (a)......     113        4,686
Cheniere Energy, Inc. (a)........     254        9,853
Cimarex Energy Co. ..............     398       15,685
Clean Energy Fuels Corp (a)......      48          603
Comstock Resources, Inc. (a).....     210        6,294
Continental Resources Inc. (a)...     142        2,272
Copano Energy LLC................     185        7,894
Crosstex Energy LP...............      79        2,786
Crosstex Energy, Inc. ...........     221        6,349
DCP Midstream Partners LP........      50        2,331
Delek US Holdings, Inc. .........      54        1,439
Delta Petroleum Corp. (a)........     316        6,345
Denbury Resources, Inc. (a)......     579       21,713
Dorchester Minerals LP...........     133        2,926
Double Hull Tankers, Inc. .......     112        1,746
Enbridge Energy Management LLC
  (a)............................      52        2,893
Encore Acquisition Co. (a).......     244        6,783
Energy Partners, Ltd. (a)........     131        2,186
Enterprise GP Holdings LP........      51        1,934
Evergreen Energy, Inc. (a).......     381        2,297
EXCO Resources, Inc. (a).........     406        7,081
Forest Oil Corp. (a).............     375       15,854
Foundation Coal Holdings, Inc. ..     221        8,981
Frontier Oil Corp. ..............     531       23,242
General Maritime Corp. ..........     135        3,615
GeoMet, Inc. (a).................     108          827
Goodrich Petroleum Corp. (a).....      86        2,978
Harvest Natural Resources, Inc.
  (a)............................     181        2,156
Helix Energy Solutions Group,
  Inc. (a).......................     402       16,044
Holly Corp. .....................     228       16,915
Holly Energy Partners LP.........      37        1,883
Hugoton Royalty Trust............     199        5,021
Inergy Holdings LP...............      57        2,901
Inergy LP........................     200        7,240
International Coal Group, Inc.
  (a)............................     567        3,391
Kinder Morgan Management LLC
  (a)............................     281       14,584
Linn Energy LLC..................     209        6,878
Magellan Midstream Holdings LP...     106        3,180
Magellan Midstream Partners LP...     323       15,045
Mariner Energy, Inc. (a).........     394        9,555
Markwest Energy Partners LP......     142        4,942
Markwest Hydrocarbon, Inc. ......      33        1,895
Massey Energy Co. ...............     370        9,861
McMoRan Exploration Co. (a)......     117        1,638
Natural Resource Partners LP.....     154        5,858
NuStar Energy LP.................     179       12,262
NuStar GP Holdings LLC...........     185        7,078
Overseas Shipholding Group,
  Inc. ..........................     145       11,803
Pacific Ethanol, Inc. (a)........     184        2,429
Parallel Petroleum Corp. (a).....     180        3,942
Penn Virginia Corp. .............     184        7,397
Penn Virginia Resource Partners
  LP.............................     108        3,359
Petrohawk Energy Corp. (a).......     812       12,878
Petroleum Development Corp. (a)..      73        3,466
Quicksilver Resources, Inc. (a)..     268       11,947
Regency Energy Partners LP.......     114        3,783
Rentech, Inc. (a)................     845        2,189
Rosetta Resources, Inc. (a)......     245        5,277
Ship Finance International,
  Ltd. ..........................     234        6,945
St. Mary Land & Exploration
  Co. ...........................     302       11,059
Stone Energy Corp. (a)...........     129        4,420
Sunoco Logistics Partners LP.....      77        4,626
Swift Energy Co. (a).............     142        6,072
TC Pipelines LP..................      78        3,076
Teekay LNG Partners LP...........      56        2,020
Teekay Shipping Corp. ...........     206       11,929
TEPPCO Partners LP...............     352       15,615
U.S. Shipping Partners LP........      43          886
Uranium Resources Inc. (a).......     251        2,769

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

US BioEnergy Corp. (a)...........     155   $    1,761
USEC, Inc. (a)...................     427        9,385
Venoco, Inc. (a).................      69        1,288
VeraSun Energy Corp. (a).........     182        2,635
W&T Offshore, Inc. ..............     132        3,695
Warren Resources, Inc. (a).......     244        2,850
Western Refining, Inc. ..........     138        7,976
Whiting Petroleum Corp. (a)......     178        7,213
Williams Partners LP.............     112        5,407
World Fuel Services Corp. .......     139        5,846
                                            ----------
                                               600,356
                                            ----------
PAPER & FOREST PRODUCTS -- 0.3%
Bowater, Inc. ...................     271        6,762
Buckeye Technologies, Inc. (a)...     182        2,816
Deltic Timber Corp. .............      54        2,960
Glatfelter.......................     199        2,704
Louisiana-Pacific Corp. .........     502        9,498
Neenah Paper, Inc. ..............      76        3,136
Schweitzer-Mauduit International,
  Inc. ..........................      75        2,325
Wausau-Mosinee Paper Corp. ......     246        3,296
                                            ----------
                                                33,497
                                            ----------
PERSONAL PRODUCTS -- 0.6%
Alberto Culver Co. ..............     411        9,749
Bare Escentuals, Inc. (a)........     183        6,249
Chattem, Inc. (a)................      72        4,563
Elizabeth Arden, Inc. (a)........     129        3,130
Herbalife, Ltd. .................     252        9,992
Mannatech, Inc. .................      72        1,144
NBTY, Inc. (a)...................     295       12,744
Nu Skin Enterprises, Inc. (Class
  A).............................     250        4,125
Playtex Products, Inc. (a).......     223        3,303
Prestige Brands Holdings, Inc.
  (a)............................     168        2,181
USANA Health Sciences, Inc. (a)..      41        1,834
                                            ----------
                                                59,014
                                            ----------
PHARMACEUTICALS -- 0.9%
Adams Respiratory Therapeutics,
  Inc. (a).......................     153        6,027
Adolor Corp. (a).................     197          731
Alpharma, Inc. (Class A).........     211        5,488
Atherogenics, Inc. (a)...........     191          409
Jazz Pharmaceuticals, Inc. (a)...      29          464
KV Pharmaceutical Co. (Class A)
  (a)............................     205        5,584
Medicis Pharmaceutical Corp.
  (Class A)......................     269        8,215
MGI Pharma, Inc. (a).............     381        8,523
Noven Pharmaceuticals, Inc. (a)..     115        2,697
Par Pharmaceutical Cos., Inc.
  (a)............................     172        4,855
Perrigo Co. .....................     372        7,284
Salix Pharmaceuticals, Ltd. (a)..     231        2,841
Sciele Pharma, Inc. (a)..........     150        3,534
The Medicines Co. (a)............     243        4,282
Valeant Pharmaceuticals
  International..................     457        7,627
Viropharma, Inc. (a).............     346        4,775
Watson Pharmaceuticals, Inc.
  (a)............................     498       16,200
Xenoport, Inc. (a)...............     105        4,664
                                            ----------
                                                94,200
                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 6.1%
Acadia Realty Trust..............     137        3,555
Alexander's, Inc. (a)............      10        4,043
Alexandria Real Estate Equities,
  Inc. ..........................     142       13,748
American Campus Communities,
  Inc. ..........................     110        3,112
American Financial Realty Trust..     625        6,450
American Home Mortgage Investment
  Corp. .........................     247        4,540
Annaly Mortgage Management,
  Inc. ..........................   1,285       18,530
Anthracite Capital, Inc. ........     272        3,182
Anworth Mortgage Asset Corp. ....     224        2,027
Arbor Realty Trust, Inc. ........      97        2,504
Ashford Hospitality Trust,
  Inc. ..........................     590        6,938
BioMed Realty Trust, Inc. .......     323        8,114
Brandywine Realty Trust..........     420       12,004
BRE Properties, Inc. (Class A)...     246       14,585
Capital Lease Funding, Inc. .....     209        2,247
Capital Trust, Inc. (Class A)....      80        2,731
CBL & Associates Properties,
  Inc. ..........................     319       11,500
CBRE Realty Finance, Inc. .......     148        1,760
Cedar Shopping Centers, Inc. ....     208        2,985
Colonial Properties Trust........     225        8,201
Corporate Office Properties
  Trust..........................     225        9,227
Cousins Properties, Inc. ........     203        5,889
Crescent Real Estate Equities
  Co. ...........................     466       10,457
Crystal River Capital, Inc. .....     121        2,938
DCT Industrial Trust, Inc. ......     826        8,888
Deerfield Triarc Capital Corp. ..     203        2,970
DiamondRock Hospitality Co. .....     462        8,815
Digital Realty Trust, Inc. ......     275       10,362
Douglas Emmett, Inc. ............     497       12,296
EastGroup Properties, Inc. ......     114        4,995
Education Realty Trust, Inc. ....     126        1,768
Entertainment Properties Trust...     130        6,991
Equity Inns, Inc. ...............     271        6,070
Equity Lifestyle Properties,
  Inc. ..........................     106        5,532
Equity One, Inc. ................     180        4,599
Essex Property Trust, Inc. ......     125       14,538
Extra Space Storage, Inc. .......     321        5,297
FelCor Lodging Trust, Inc. ......     297        7,731
First Industrial Realty Trust,
  Inc. ..........................     218        8,450
First Potomac Realty Trust.......     118        2,748
Franklin Street Properties
  Corp. .........................     317        5,243
Friedman, Billings, Ramsey Group,
  Inc. ..........................     733        4,002
Getty Realty Corp. ..............      84        2,208
Glimcher Realty Trust............     184        4,600
GMH Communities Trust............     206        1,996
Gramercy Capital Corp./New York..      98        2,699
Health Care REIT, Inc. ..........     379       15,296
Healthcare Realty Trust, Inc. ...     234        6,501
Highland Hospitality Corp. ......     282        5,414
Highwoods Properties, Inc. ......     276       10,350
Home Properties, Inc. ...........     160        8,309
HRPT Properties Trust............   1,022       10,629
Impac Mortgage Holdings, Inc. ...     333        1,535
Inland Real Estate Corp. ........     284        4,822
Innkeepers USA Trust.............     216        3,830
Investors Real Estate Trust......     230        2,376
JER Investors Trust, Inc. .......     127        1,905
Kilroy Realty Corp. .............     158       11,193
Kite Realty Group Trust..........     138        2,625
LaSalle Hotel Properties.........     196        8,510
Lexington Corporate Properties
  Trust..........................     302        6,282
LTC Properties, Inc. ............     103        2,343
Luminent Mortgage Capital,
  Inc. ..........................     229        2,311

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Maguire Properties, Inc. ........     180   $    6,179
Medical Properties Trust, Inc. ..     235        3,109
Meruelo Maddux Properties, Inc.
  (a)............................     177        1,444
MFA Mortgage Investments, Inc. ..     374        2,723
Mid-America Apartment
  Communities, Inc. .............     119        6,245
National Health Investors,
  Inc. ..........................     123        3,902
National Retail Properties,
  Inc. ..........................     316        6,908
Nationwide Health Properties,
  Inc. ..........................     429       11,669
Newcastle Investment Corp. ......     254        6,368
NorthStar Realty Finance Corp. ..     281        3,515
Omega Healthcare Investors,
  Inc. ..........................     316        5,002
Parkway Properties, Inc. ........      76        3,650
Pennsylvania Real Estate
  Investment Trust...............     181        8,024
Post Properties, Inc. ...........     211       10,999
Potlatch Corp. ..................     187        8,050
PS Business Parks, Inc. .........      78        4,943
RAIT Investment Trust............     302        7,858
Ramco-Gershenson Properties
  Trust..........................      83        2,982
Rayonier, Inc. ..................     372       16,792
Realty Income Corp. .............     486       12,242
Redwood Trust, Inc. .............     121        5,854
Saul Centers, Inc. ..............      55        2,494
Senior Housing Properties Trust..     403        8,201
Sovran Self Storage, Inc. .......      98        4,720
Spirit Finance Corp. ............     551        8,023
Strategic Hotels & Resorts,
  Inc. ..........................     362        8,141
Sun Communities, Inc. ...........      81        2,411
Sunstone Hotel Investors, Inc. ..     301        8,545
Tanger Factory Outlet Centers,
  Inc. ..........................     153        5,730
Taubman Centers, Inc. ...........     256       12,700
U-Store-It Trust.................     230        3,770
Universal Health Realty Income
  Trust..........................      53        1,765
Urstadt Biddle Properties (Class
  A).............................      90        1,531
Washington Real Estate Investment
  Trust..........................     218        7,412
                                            ----------
                                               612,197
                                            ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Affordable Residential
  Communities (a)................     234        2,766
Jones Lang LaSalle, Inc. ........     175       19,863
Move, Inc. (a)...................     785        3,517
Tejon Ranch Co. (a)..............      57        2,519
                                            ----------
                                                28,665
                                            ----------
ROAD & RAIL -- 1.4%
Amerco, Inc. (a).................      37        2,794
Arkansas Best Corp. .............     110        4,287
Avis Budget Group, Inc. (a)......     487       13,845
Con-way, Inc. ...................     222       11,153
Dollar Thrifty Automotive Group
  (a)............................     107        4,370
Florida East Coast Industries,
  Inc. ..........................     163       13,526
Genesee & Wyoming, Inc. (Class A)
  (a)............................     194        5,789
Heartland Express, Inc. .........     293        4,776
Kansas City Southern (a).........     369       13,852
Knight Transportation, Inc. .....     273        5,291
Laidlaw International, Inc. .....     388       13,405
Landstar Systems, Inc. ..........     268       12,931
Old Dominion Freight Line, Inc.
  (a)............................     160        4,824
Ryder Systems, Inc. .............     296       15,925
Werner Enterprises, Inc. ........     258        5,199
YRC Worldwide, Inc. (a)..........     283       10,414
                                            ----------
                                               142,381
                                            ----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.3%
Actel Corp. (a)..................     119        1,655
Advanced Analogic Technologies,
  Inc. (a).......................     216        2,095
Advanced Energy Industries, Inc.
  (a)............................     172        3,898
AMIS Holdings, Inc. (a)..........     305        3,819
Amkor Technology, Inc. (a).......     510        8,033
Anadigics, Inc. (a)..............     275        3,792
Applied Micro Circuits Corp.
  (a)............................   1,389        3,473
Atheros Communications, Inc.
  (a)............................     259        7,988
Atmel Corp. (a)..................   2,188       12,165
ATMI, Inc. (a)...................     168        5,040
Axcelis Technologies, Inc. (a)...     480        3,115
Brooks Automation, Inc. (a)......     342        6,207
Cabot Microelectronics Corp.
  (a)............................     114        4,046
Cavium Networks, Inc. (a)........      33          746
Cirrus Logic, Inc. (a)...........     397        3,295
Cohu, Inc. ......................     101        2,247
Conexant Systems, Inc. (a).......   2,374        3,276
Credence Systems Corp. (a).......     526        1,894
Cree, Inc. (a)...................     406       10,495
Cymer, Inc. (a)..................     174        6,995
Cypress Semiconductor Corp. (a)..     735       17,118
Diodes, Inc. (a).................      95        3,968
DSP Group, Inc. (a)..............     140        2,866
Entegris, Inc. (a)...............     647        7,686
Exar Corp. (a)...................     166        2,224
Fairchild Semiconductor
  International, Inc. (a)........     594       11,476
FEI Co. (a)......................     164        5,323
Formfactor, Inc. (a).............     209        8,005
Genesis Microchip, Inc. (a)......     175        1,638
Hittite Microwave Corp. (a)......      63        2,692
Integrated Device Technology,
  Inc. (a).......................     946       14,445
Kulicke & Soffa Industries, Inc.
  (a)............................     284        2,974
Lattice Semiconductor Corp. (a)..     517        2,957
Mattson Technology, Inc. (a).....     250        2,425
Micrel, Inc. ....................     280        3,562
Microsemi Corp. (a)..............     325        7,784
MKS Instruments, Inc. (a)........     244        6,759
Netlogic Microsystems, Inc. (a)..      81        2,579
OmniVision Technologies, Inc.
  (a)............................     263        4,763
ON Semiconductor Corp. (a).......   1,407       15,083
PDF Solutions, Inc. (a)..........     108        1,278
Photronics, Inc. (a).............     188        2,797
PMC-Sierra, Inc. (a).............   1,033        7,985
Rambus, Inc. (a).................     464        8,343
RF Micro Devices, Inc. (a).......     932        5,816
Semtech Corp. (a)................     355        6,152
Sigma Designs, Inc. (a)..........     110        2,870
Silicon Image, Inc. (a)..........     428        3,672
Silicon Laboratories, Inc. (a)...     263        9,102
Silicon Storage Technology, Inc.
  (a)............................     430        1,604
Sirf Technology Holdings, Inc.
  (a)............................     240        4,978
Skyworks Solutions, Inc. (a).....     769        5,652
Spansion, Inc. (a)...............     408        4,529
Standard Microsystems Corp. (a)..     110        3,777

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Tessera Technologies, Inc. (a)...     226   $    9,164
Trident Microsystems, Inc. (a)...     279        5,120
TriQuint Semiconductor, Inc.
  (a)............................     668        3,380
Ultratech, Inc. (a)..............     107        1,426
Varian Semiconductor Equipment
  Associates, Inc. (a)...........     433       17,346
Veeco Instruments, Inc. (a)......     131        2,717
Zoran Corp. (a)..................     239        4,790
                                            ----------
                                               333,099
                                            ----------
SOFTWARE -- 2.9%
Advent Software, Inc. (a)........      89        2,897
Agile Software Corp. (a).........     256        2,063
Ansoft Corp. (a).................      70        2,064
Ansys, Inc. (a)..................     340        9,010
Aspen Technology, Inc. (a).......     272        3,808
Blackbaud, Inc. .................     208        4,593
Blackboard, Inc. (a).............     127        5,349
Borland Software Corp. (a).......     350        2,079
Commvault Systems, Inc. (a)......     118        2,038
Compuware Corp. (a)..............   1,579       18,727
Concur Technologies, Inc. (a)....     183        4,182
Epicor Software Corp. (a)........     265        3,941
eSpeed, Inc. (a).................     145        1,253
Factset Research Systems, Inc. ..     216       14,764
Fair Isaac Corp. ................     276       11,073
FalconStor Software, Inc. (a)....     116        1,224
i2 Technologies, Inc. (a)........      66        1,230
Informatica Corp. (a)............     420        6,203
Jack Henry & Associates, Inc. ...     406       10,455
JDA Software Group, Inc. (a).....     144        2,827
Lawson Software, Inc. (a)........     689        6,814
Macrovision Corp. (a)............     251        7,545
Magma Design Automation, Inc.
  (a)............................     169        2,373
Manhattan Associates, Inc. (a)...     131        3,656
Mentor Graphics Corp. (a)........     408        5,373
MICROS Systems, Inc. (a).........     192       10,445
MicroStrategy, Inc. (a)..........      48        4,536
Midway Games, Inc. (a)...........      43          273
MSC Software Corp. (a)...........     188        2,546
NAVTEQ Corp. (a).................     470       19,900
Novell, Inc. (a).................   1,655       12,892
Nuance Communications, Inc. (a)..     690       11,544
Opsware, Inc. (a)................     450        4,280
Parametric Technology Corp. (a)..     550       11,886
Progress Software Corp. (a)......     203        6,453
Quality Systems, Inc. ...........      84        3,189
Quest Software, Inc. (a).........     271        4,387
Solera Hldgs, Inc. (a)...........     135        2,616
Sonic Solutions, Inc. (a)........     128        1,614
SPSS, Inc. (a)...................      89        3,928
Sybase, Inc. (a).................     444       10,607
Synchronoss Technologies, Inc.
  (a)............................      94        2,758
Take-Two Interactive Software,
  Inc. (a).......................     357        7,129
THQ, Inc. (a)....................     316        9,644
TIBCO Software, Inc. (a).........   1,012        9,159
Transaction Systems Architects,
  Inc. (a).......................     181        6,092
Tyler Technologies, Inc. (a).....     183        2,271
Ultimate Software Group, Inc.
  (a)............................     117        3,385
Vasco Data Security International
  (a)............................     126        2,868
Wind River Systems, Inc. (a).....     401        4,411
                                            ----------
                                               294,354
                                            ----------
SPECIALTY RETAIL -- 3.3%
Aaron Rents, Inc. (Class B)......     241        7,037
AC Moore Arts & Crafts, Inc.
  (a)............................      90        1,765
Aeropostale, Inc. (a)............     249       10,378
AnnTaylor Stores Corp. (a).......     334       11,830
Asbury Automotive Group, Inc. ...     156        3,892
Barnes & Noble, Inc. ............     260       10,002
Bebe Stores, Inc. ...............     110        1,761
Big 5 Sporting Goods Corp. ......     100        2,550
Blockbuster, Inc. (Class A) (a)..     839        3,616
Borders Group, Inc. .............     282        5,375
Brown Shoe Co., Inc. ............     211        5,132
Buckle, Inc. ....................      70        2,758
Build-A-Bear Workshop, Inc. (a)..      71        1,856
Cabela's, Inc. (a)...............     208        4,603
Charlotte Russe Holding, Inc.
  (a)............................     109        2,929
Charming Shoppes, Inc. (a).......     596        6,455
Christopher & Banks Corp. .......     179        3,070
Coldwater Creek, Inc. (a)........     290        6,737
Conn's, Inc. (a).................      57        1,628
CSK Auto Corp. (a)...............     206        3,790
DEB Shops, Inc. .................      17          470
Dick's Sporting Goods, Inc. (a)..     196       11,401
Dress Barn, Inc. (a).............     225        4,617
DSW, Inc. (Class A) (a)..........      72        2,507
GameStop Corp. (Class A) (a).....     709       27,722
Genesco, Inc. (a)................     108        5,649
Group 1 Automotive, Inc. ........     118        4,760
Guess ?, Inc. ...................     263       12,634
Guitar Center, Inc. (a)..........     129        7,715
Gymboree Corp. (a)...............     156        6,148
Hibbett Sports, Inc. (a).........     162        4,436
Hot Topic, Inc. (a)..............     209        2,272
J. Crew Group, Inc. (a)..........     204       11,034
Jo-Ann Stores, Inc. (a)..........     126        3,582
Jos. A. Bank Clothiers, Inc.
  (a)............................      88        3,649
Lithia Motors, Inc. (Class A)....      75        1,900
Mens Wearhouse, Inc. ............     235       12,001
New York & Co., Inc. (a).........     106        1,162
OfficeMax, Inc. .................     362       14,227
Pacific Sunwear of California,
  Inc. (a).......................     334        7,348
Payless ShoeSource, Inc. (a).....     316        9,970
Pier 1 Imports, Inc. ............     389        3,303
Rent-A-Center, Inc. (a)..........     339        8,892
Sally Beauty Holdings, Inc. (a)..     400        3,600
Select Comfort Corp. (a).........     250        4,055
Sonic Automotive, Inc. (Class
  A).............................     144        4,172
Stage Stores, Inc. ..............     209        4,381
Stein Mart, Inc. ................     129        1,582
Talbots, Inc. ...................     104        2,603
The Cato Corp. (Class A).........     152        3,335
The Children's Place Retail
  Stores, Inc. (a)...............     115        5,939
The Finish Line, Inc. (Class A)..     214        1,950
The Pep Boys -- Manny, Moe &
  Jack...........................     200        4,032
Tractor Supply Co. (a)...........     169        8,796
Tween Brands, Inc. (a)...........     148        6,601

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

United Auto Group, Inc. .........     200   $    4,258
West Marine, Inc. (a)............      64          881
Zale Corp. (a)...................     233        5,548
Zumiez, Inc. (a).................      82        3,098
                                            ----------
                                               329,394
                                            ----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
Carter's, Inc. (a)...............     253        6,563
Columbia Sportswear Co. .........      76        5,220
CROCS, Inc. (a)..................     365       15,706
Deckers Outdoor Corp. (a)........      60        6,054
Fossil, Inc. (a).................     233        6,871
Hanesbrands, Inc. (a)............     469       12,677
Heelys, Inc. (a).................      50        1,293
Iconix Brand Group, Inc. (a).....     264        5,866
K-Swiss, Inc. (Class A)..........     125        3,541
Kellwood Co. ....................     113        3,177
Kenneth Cole Productions, Inc.
  (Class A)......................      58        1,433
Maidenform Brands, Inc. (a)......      75        1,489
Movado Group, Inc. ..............      90        3,036
Oxford Industries, Inc. .........      76        3,370
Phillips-Van Heusen Corp. .......     266       16,112
Quiksilver, Inc. (a).............     600        8,478
Skechers USA, Inc. (a)...........     155        4,526
Steven Madden, Ltd. .............      97        3,178
Stride Rite Corp. ...............     164        3,323
The Timberland Co. (Class A)
  (a)............................     251        6,323
Under Armour, Inc. (Class A)
  (a)............................     142        6,482
UniFirst Corp. ..................      65        2,863
Volcom, Inc. (a).................      68        3,409
Warnaco Group, Inc. (a)..........     224        8,812
Wolverine World Wide, Inc. ......     265        7,343
                                            ----------
                                               147,145
                                            ----------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Accredited Home Lenders Holding
  Co. (a)........................     117        1,599
Anchor Bancorp Wisconsin, Inc. ..      96        2,514
Bank Mutual Corp. ...............     266        3,067
BankAtlantic Bancorp, Inc. (Class
  A).............................     233        2,006
BankUnited Financial Corp. ......     185        3,713
Brookline Bancorp, Inc. .........     311        3,580
Capitol Federal Financial........     102        3,766
Centerline Holding Co. ..........     251        4,518
Charter Financial Corp. .........      19          969
City Bank........................      68        2,143
Clayton Holdings, Inc. (a).......      54          615
Clifton Savings Bancorp, Inc. ...      68          737
Corus Bankshares, Inc. ..........     165        2,848
Dime Community Bancshares........     162        2,137
Downey Financial Corp. ..........     101        6,664
First Busey Corp. ...............      79        1,579
First Financial Holdings, Inc. ..      57        1,865
First Niagara Financial Group,
  Inc. ..........................     522        6,838
First Place Financial Corp. .....      85        1,795
FirstFed Financial Corp. (a).....      81        4,595
Flagstar Bancorp, Inc. ..........     184        2,217
Flushing Financial Corp. ........      98        1,574
Franklin Bank Corp. (a)..........     115        1,714
Fremont General Corp. ...........     329        3,540
IndyMac Bancorp, Inc. ...........     352       10,268
Kearny Financial Corp. ..........     104        1,402
KNBT Bancorp, Inc. ..............     136        1,999
MAF Bancorp, Inc. ...............     154        8,356
NewAlliance Bancshares, Inc. ....     510        7,507
Northwest Bancorp, Inc. .........     103        2,692
OceanFirst Financial Corp. ......      39          686
Ocwen Financial Corp. (a)........     183        2,439
Oritani Financial Corp. (a)......      58          829
Partners Trust Financial Group,
  Inc. ..........................     214        2,247
PFF Bancorp, Inc. ...............     106        2,961
Provident Financial Services,
  Inc. ..........................     289        4,555
Provident New York Bancorp.......     199        2,689
Roma Financial Corp. ............      49          812
TierOne Corp. ...................      85        2,559
Triad Guaranty, Inc. (a).........      58        2,316
TrustCo Bank Corp. NY............     363        3,586
United Community Financial
  Corp. .........................     132        1,317
Washington Federal, Inc. ........     420       10,210
Wauwatosa Holdings, Inc. (a).....      48          794
WSFS Financial Corp. ............      30        1,963
                                            ----------
                                               138,780
                                            ----------
TOBACCO -- 0.2%
Alliance One International, Inc.
  (a)............................     438        4,402
Universal Corp. .................     123        7,493
Vector Group, Ltd. ..............     142        3,199
                                            ----------
                                                15,094
                                            ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. .................     109        4,339
Applied Industrial Technologies,
  Inc. ..........................     194        5,723
Beacon Roofing Supply, Inc. (a)..     210        3,568
BlueLinx Holdings, Inc. .........      55          577
GATX Corp. ......................     221       10,884
H&E Equipment Services, Inc.
  (a)............................      77        2,136
Interline Brands, Inc. (a).......     147        3,834
Kaman Corp. (Class A)............     106        3,306
Lawson Products, Inc. ...........      22          851
MSC Industrial Direct Co., Inc.
  (Class A)......................     221       12,155
TAL International Group, Inc. ...      80        2,377
TransDigm Group, Inc. (a)........     115        4,653
UAP Holding Corp. ...............     189        5,696
United Rentals, Inc. (a).........     356       11,584
Watsco, Inc. ....................     122        6,637
Wesco International, Inc. (a)....     220       13,299
Williams Scotsman International,
  Inc. (a).......................     129        3,072
                                            ----------
                                                94,691
                                            ----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. .................      67        1,802
Macquarie Infrastructure Co LLC..     173        7,176
                                            ----------
                                                 8,978
                                            ----------
WATER UTILITIES -- 0.2%
American States Water Co. .......      81        2,881
Aqua America, Inc. ..............     642       14,438
California Water Service Group...      92        3,449
SJW Corp. .......................      62        2,065
                                            ----------
                                                22,833
                                            ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Centennial Communications Corp.
  (a)............................     112        1,063
Dobson Communications Corp.
  (Class A) (a)..................     742        8,244

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

FiberTower Corp. (a).............     444   $    1,922
ICO Global Communications
  Holdings, Ltd. (a).............     529        1,841
iPCS, Inc. ......................      61        2,066
SBA Communications Corp. (a).....     464       15,586
Syniverse Holdings, Inc. (a).....     135        1,736
USA Mobility, Inc. (a)...........     121        3,238
                                            ----------
                                                35,696
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $9,614,023)..............            9,967,118
                                            ----------
WARRANTS -- 0.0% (B)
COMMUNICATIONS EQUIPMENT -- 0.0% (B)
Pegasus Wireless Corp. (a)
  (Cost $0)......................      97   $       --
                                            ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $24,245).................  24,245       24,245
                                            ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $9,638,628)..............            9,991,363
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)........               (6,590)
                                            ----------
NET ASSETS -- 100.0%.............           $9,984,773
                                            ==========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.9%
AAR Corp. (a)...................    3,078   $   101,605
American Science & Engineering,
  Inc. (a)......................      771        43,831
Argon ST, Inc. (a)..............    1,158        26,877
Armor Holdings, Inc. (a)........    2,781       241,585
BE Aerospace, Inc. (a)..........    7,744       319,827
Ceradyne, Inc. (a)..............    2,110       156,056
DynCorp International, Inc.
  (a)...........................    2,118        46,575
EDO Corp. ......................    1,394        45,821
Hexcel Corp. (a)................    7,913       166,727
Innovative Solutions & Support,
  Inc. (a)......................      881        20,457
Ionatron, Inc. (a)..............    3,435        13,397
Moog, Inc. (a)..................    3,264       143,975
MTC Technologies, Inc. (a)......      820        20,139
Orbital Sciences Corp. (a)......    5,053       106,164
Taser International, Inc. (a)...    5,249        73,276
Teledyne Technologies, Inc.
  (a)...........................    2,733       125,581
United Industrial Corp. ........      730        43,785
                                            -----------
                                              1,695,678
                                            -----------
AIR FREIGHT & LOGISTICS -- 0.8%
ABX Air, Inc. (a)...............    4,571        36,842
Atlas Air Worldwide Holdings,
  Inc. (a)......................    1,348        79,451
EGL, Inc. (a)...................    2,732       126,983
Forward Air Corp. ..............    2,572        87,680
HUB Group, Inc. (Class A) (a)...    3,365       118,314
Pacer International, Inc. ......    3,112        73,194
UTI Worldwide, Inc. ............    6,928       185,601
                                            -----------
                                                708,065
                                            -----------
AIRLINES -- 0.9%
AirTran Holdings, Inc. (a)......    7,673        83,789
Allegiant Travel Co. (a)........    1,122        34,490
Continental Airlines, Inc.
  (Class B) (a).................    8,083       273,771
ExpressJet Holdings, Inc. (a)...    4,568        27,317
JetBlue Airways Corp. (a).......   13,910       163,443
Republic Airways Holdings, Inc.
  (a)...........................    3,080        62,678
SkyWest, Inc. ..................    5,388       128,396
                                            -----------
                                                773,884
                                            -----------
AUTO COMPONENTS -- 0.5%
Drew Industries, Inc. (a).......    1,595        52,858
Gentex Corp. ...................   12,033       236,930
Tenneco Automotive, Inc. (a)....    3,836       134,414
                                            -----------
                                                424,202
                                            -----------
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc.
  (a)...........................    5,377        48,662
Thor Industries, Inc. ..........    3,217       145,215
Winnebago Industries, Inc. .....    2,483        73,298
                                            -----------
                                                267,175
                                            -----------
BEVERAGES -- 0.5%
Boston Beer Co., Inc. (a).......      832        32,739
Central European Distribution
  Corp. (a).....................    2,760        95,551
Coca-Cola Hellenic Bottling Co.
  SA............................      336        16,901
Hansen Natural Corp. (a)........    6,048       259,943
                                            -----------
                                                405,134
                                            -----------
BIOTECHNOLOGY -- 3.8%
Advanced Magnetics, Inc. (a)....    1,383        80,435
Affymax, Inc. (a)...............      511        13,777
Alexion Pharmaceuticals, Inc.
  (a)...........................    3,004       135,360
Alkermes, Inc. (a)..............    8,483       123,852
Alnylam Pharmaceuticals, Inc.
  (a)...........................    2,487        37,778
Altus Pharmaceuticals, Inc.
  (a)...........................    1,858        21,441
Applera Corp. -- Celera Genomics
  Group (a).....................    6,597        81,803
Arena Pharmaceuticals, Inc.
  (a)...........................    5,120        56,269
Ariad Pharmaceuticals, Inc.
  (a)...........................    5,769        31,672
BioMarin Pharmaceuticals, Inc.
  (a)...........................    8,039       144,220
Cepheid, Inc. (a)...............    4,598        67,131
Cubist Pharmaceuticals, Inc.
  (a)...........................    4,645        91,553
CV Therapeutics, Inc. (a).......    4,667        61,651
Dendreon Corp. (a)..............    6,840        48,427
Digene Corp. (a)................    1,901       114,155
Enzon Pharmaceuticals, Inc.
  (a)...........................    3,718        29,186
Geron Corp. (a).................    6,100        42,944
GTx, Inc. (a)...................      943        15,267
Human Genome Sciences, Inc.
  (a)...........................   11,231       100,180
Idenix Pharmaceuticals, Inc.
  (a)...........................    1,698        10,018
ImClone Systems, Inc. (a).......    5,005       176,977
InterMune, Inc. (a).............    2,233        57,924
Isis Pharmaceuticals, Inc. (a)..    6,891        66,705
Keryx Biopharmaceuticals, Inc.
  (a)...........................    3,315        32,388
Lexicon Genetics, Inc. (a)......    5,553        17,825
Life Cell Corp. (a).............    2,829        86,398
Ligand Pharmaceuticals, Inc.
  (Class B).....................    6,335        43,585
MannKind Corp. (a)..............    3,644        44,931
Martek Biosciences Corp. (a)....    2,706        70,275
Maxygen, Inc. (a)...............    2,485        21,296
Medarex, Inc. (a)...............   10,516       150,274
Momenta Pharmaceuticals, Inc.
  (a)...........................    2,193        22,105
Myriad Genetics, Inc. (a).......    3,608       134,181
Neurocrine Biosciences, Inc.
  (a)...........................    3,208        36,026
Onyx Pharmaceuticals, Inc. (a)..    4,597       123,659
OSI Pharmaceuticals, Inc. (a)...    4,777       172,975
PDL BioPharma, Inc. (a).........    9,788       228,060
Pharmion Corp. (a)..............    2,427        70,262
Progenics Pharmaceuticals, Inc.
  (a)...........................    1,911        41,220
Regeneron Pharmaceuticals, Inc.
  (a)...........................    5,463        97,897
Savient Pharmaceuticals, Inc.
  (a)...........................    4,410        54,772
Tanox, Inc. (a).................    2,080        40,373
Telik, Inc. (a).................    4,392        14,845
Theravance, Inc. (a)............    4,238       135,616
United Therapeutics Corp. (a)...    1,619       103,227
Vanda Pharmaceuticals, Inc.
  (a)...........................    1,851        37,501
Zymogenetics, Inc. (a)..........    3,221        47,059
                                            -----------
                                              3,355,040
                                            -----------
BUILDING PRODUCTS -- 0.2%
Griffon Corp. (a)...............    2,308        50,268
PGT, Inc. (a)...................    1,051        11,487
Simpson Manufacturing Co.,
  Inc. .........................    3,182       107,361
Trex Co., Inc. (a)..............    1,063        20,867
                                            -----------
                                                189,983
                                            -----------
CAPITAL MARKETS -- 0.6%
ACA Capital Holdings, Inc. (a)..    1,089        12,959
Calamos Asset Management, Inc.
  (Class B).....................    1,947        49,746

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Cohen & Steers, Inc. ...........    1,362   $    59,179
FCStone Group, Inc. ............      449        25,732
GFI Group, Inc. (a).............    1,330        96,398
Greenhill & Co., Inc. ..........      995        68,367
KBW, Inc. (a)...................    2,459        72,245
optionsXpress Holdings, Inc. ...    3,815        97,893
Penson Worldwide, Inc. (a)......    1,513        37,114
TradeStation Group, Inc. (a)....    2,927        34,100
                                            -----------
                                                553,733
                                            -----------
CHEMICALS -- 0.9%
American Vanguard Corp. ........    1,542        22,081
Nalco Holding Co. ..............   12,127       332,886
PolyOne Corp. (a)...............    7,272        52,286
Rockwood Holdings, Inc. (a).....    3,031       110,783
Symyx Technologies, Inc. (a)....    2,740        31,537
Terra Industries, Inc. (a)......    7,799       198,251
Zoltek Cos., Inc. (a)...........    1,890        78,492
                                            -----------
                                                826,316
                                            -----------
COMMERCIAL BANKS -- 1.8%
Bank of the Ozarks, Inc. .......    1,069        29,793
Boston Private Financial
  Holdings, Inc. ...............    3,075        82,625
Cascade Bancorp.................    1,788        41,374
Cathay General Bancorp..........    3,687       123,662
Centennial Bank Holdings, Inc.
  (a)...........................    4,697        39,784
CoBiz, Inc. ....................    1,623        29,409
East West Bancorp, Inc. ........    4,787       186,119
Hanmi Financial Corp. ..........    4,140        70,628
Nara Bancorp, Inc. .............    1,866        29,725
Old Second Bancorp, Inc. .......    1,031        30,064
PrivateBancorp, Inc. ...........    1,849        53,251
Prosperity Bancshares, Inc. ....    3,648       119,509
Signature Bank (a)..............    2,475        84,398
Sterling Financial
  Corp. -- Washington...........    4,269       123,545
Texas Capital Bancshares, Inc.
  (a)...........................    2,183        48,790
UCBH Holdings, Inc. ............    8,310       151,824
United Community Banks, Inc. ...    4,099       106,123
Virginia Commerce Bancorp, Inc.
  (a)...........................    1,728        29,221
W Holding Co., Inc. ............   11,158        29,457
Western Alliance Bancorp (a)....    2,017        60,207
Wintrust Financial Corp. .......    2,064        90,506
                                            -----------
                                              1,560,014
                                            -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.2%
ACCO Brands Corp. (a)...........    4,501       103,748
Administaff, Inc. ..............    2,126        71,200
Advisory Board Co. (a)..........    1,560        86,673
American Reprographics Co. (a)..    3,207        98,743
Amrep Corp. ....................      145         6,895
CBIZ, Inc. (a)..................    4,416        32,458
Cenveo, Inc. (a)................    4,168        96,656
Clean Harbors, Inc. (a).........    1,409        69,633
Copart, Inc. (a)................    5,593       171,090
Corrections Corp. of America
  (a)...........................    5,128       323,628
CoStar Group, Inc. (a)..........    1,611        85,190
Covanta Holding Corp. (a).......    8,964       220,962
CRA International, Inc. (a).....      984        47,429
Diamond Management & Technology
  Consultants, Inc. ............    2,670        35,244
Equifax, Inc. ..................        1            37
First Advantage Corp. (Class A)
  (a)...........................      622        14,312
FTI Consulting, Inc. (a)........    3,575       135,957
Fuel Tech, Inc. (a).............    1,448        49,594
Healthcare Services Group,
  Inc. .........................    2,072        61,124
Herman Miller, Inc. ............    5,396       170,513
HNI Corp. ......................    3,325       136,325
Hudson Highland Group, Inc.
  (a)...........................    2,085        44,598
Huron Consulting Group, Inc.
  (a)...........................    1,484       108,347
IHS, Inc. (a)...................    2,522       116,012
Innerworkings, Inc. (a).........    2,313        37,054
Interface, Inc. (Class A).......    4,428        83,512
Kenexa Corp. (a)................    2,011        75,835
Kforce, Inc. (a)................    3,446        55,067
Knoll, Inc. ....................    4,150        92,960
Korn/Ferry International (a)....    3,555        93,354
Labor Ready, Inc. (a)...........    4,001        92,463
LECG Corp. (a)..................    2,007        30,326
Mine Safety Appliances Co. .....    1,863        81,525
Mobile Mini, Inc. (a)...........    3,019        88,155
Navigant Consulting, Inc. (a)...    4,534        84,151
Pike Electric Corp. (a).........    1,457        32,608
Resources Connection, Inc. (a)..    3,901       129,435
Rollins, Inc. ..................    2,958        67,354
Spherion Corp. (a)..............    4,787        44,950
Steelcase, Inc. (Class A).......    5,092        94,202
Stericycle, Inc. (a)............    7,414       329,626
TeleTech Holdings, Inc. (a).....    3,363       109,230
Tetra Tech, Inc. (a)............    4,865       104,841
The Brink's Co. ................    3,435       212,592
The Geo Group, Inc. (a).........    4,207       122,424
Volt Information Sciences, Inc.
  (a)...........................    1,265        23,327
Waste Connections, Inc. (a).....    5,722       173,033
                                            -----------
                                              4,544,392
                                            -----------
COMMUNICATIONS EQUIPMENT -- 3.7%
Acme Packet, Inc. (a)...........    2,059        23,658
ADC Telecommunications, Inc.
  (a)...........................    9,811       179,836
Adtran, Inc. ...................    5,200       135,044
Andrew Corp. (a)................   13,128       189,568
Arris Group, Inc. (a)...........    9,034       158,908
Avocent Corp. (a)...............    3,774       109,484
BigBand Networks, Inc. (a)......      900        11,799
C-COR.net Corp. (a).............    3,744        52,641
CIENA Corp. (a).................    7,146       258,185
Comtech Telecommunications Corp.
  (a)...........................    1,943        90,194
Extreme Networks, Inc. (a)......    8,943        36,219
F5 Networks, Inc. (a)...........    3,466       279,360
Finisar Corp. (a)...............   21,041        79,535
Foundry Networks, Inc. (a)......   10,604       176,663
Harmonic, Inc. (a)..............    6,678        59,234
Harris Stratex Networks, Inc.
  (a)...........................    1,984        35,672
Hughes Communications, Inc.
  (a)...........................      536        27,968
Infinera Corp. (a)..............    1,200        29,904
InterDigital Communications
  Corp. (a).....................    3,957       127,297
Ixia (a)........................    3,069        28,419
Loral Space & Communications,
  Ltd. (a)......................    1,083        53,370
Netgear, Inc. (a)...............    2,893       104,871
Nextwave Wireless, Inc. (a).....    3,655        30,519
OpNext, Inc. (a)................    1,412        18,695
Optium Corp. (a)................    1,217        15,395

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Packeteer, Inc. (a).............    2,967   $    23,172
Plantronics, Inc. ..............    4,011       105,168
Polycom, Inc. (a)...............    7,701       258,754
Powerwave Technologies, Inc.
  (a)...........................    9,526        63,824
Riverbed Technology, Inc. (a)...    2,095        91,803
Sonus Networks, Inc. (a)........   21,124       179,976
Starent Networks Corp. (a)......      900        13,230
Symmetricom, Inc. (a)...........    3,899        32,752
Tekelec (a).....................    5,054        72,879
Utstarcom, Inc. (a).............    8,943        50,170
Viasat, Inc. (a)................    2,326        74,665
                                            -----------
                                              3,278,831
                                            -----------
COMPUTERS & PERIPHERALS -- 1.3%
Avid Technology, Inc. (a).......    3,436       121,462
Brocade Communications Systems,
  Inc. (a)......................   33,591       262,682
Hypercom Corp. (a)..............    4,274        25,259
Intermec, Inc. (a)..............    4,006       101,392
Isilon Systems, Inc. (a)........    2,102        32,413
Komag, Inc. (a).................    2,301        73,379
Novatel Wireless, Inc. (a)......    2,537        66,013
Palm, Inc. (a)..................    7,934       127,023
QLogic Corp. (a)................   13,189       219,597
Rackable Systems, Inc. (a)......    2,350        29,046
Stratasys, Inc. (a).............      854        40,121
Synaptics, Inc. (a).............    2,189        78,344
                                            -----------
                                              1,176,731
                                            -----------
CONSTRUCTION & ENGINEERING -- 0.4%
Aecom Technology Corp. (a)......    3,410        84,602
Infrasource Services, Inc. (a)..    3,348       124,211
Perini Corp. (a)................    1,746       107,431
                                            -----------
                                                316,244
                                            -----------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. ..........    4,042       198,260
Headwaters, Inc. (a)............    3,559        61,464
                                            -----------
                                                259,724
                                            -----------
CONSUMER FINANCE -- 0.6%
Advance America Cash Advance
  Centers, Inc. ................    5,423        96,204
Cash America International,
  Inc. .........................    2,476        98,173
CompuCredit Corp. (a)...........    2,729        95,569
Credit Acceptance Corp. (a).....      173         4,642
Dollar Financial Corp. (a)......    1,814        51,699
Ezcorp, Inc. (a)................    3,161        41,852
First Cash Financial Services,
  Inc. (a)......................    2,457        57,592
Nelnet, Inc. ...................    1,791        43,772
World Acceptance Corp. (a)......    1,320        56,404
                                            -----------
                                                545,907
                                            -----------
CONTAINERS & PACKAGING -- 0.2%
Graphic Packaging Corp. (a).....    8,480        41,043
Myers Industries, Inc. .........    2,275        50,300
Silgan Holdings, Inc. ..........    1,909       105,530
                                            -----------
                                                196,873
                                            -----------
DISTRIBUTORS -- 0.2%
Keystone Automotive Industries,
  Inc. (a)......................    1,377        56,966
LKQ Corp. (a)...................    3,927        96,840
                                            -----------
                                                153,806
                                            -----------
DIVERSIFIED CONSUMER SERVICES -- 2.5%
Bright Horizons Family
  Solutions, Inc. (a)...........    2,207        85,874
Career Education Corp. (a)......    7,933       267,897
Coinstar, Inc. (a)..............    2,148        67,619
Corinthian Colleges, Inc. (a)...    7,241       117,956
DeVry, Inc. ....................    5,121       174,216
INVESTools, Inc. (a)............    3,797        37,818
ITT Educational Services, Inc.
  (a)...........................    3,419       401,322
Jackson Hewitt Tax Service,
  Inc. .........................    2,525        70,978
Laureate Education, Inc. (a)....    3,964       244,420
Lincoln Educational Services
  Corp. (a).....................      214         3,180
Matthews International Corp.
  (Class A).....................    2,663       116,134
Pre-Paid Legal Services, Inc.
  (a)...........................      767        49,326
Sotheby's Holdings, Inc. .......    5,579       256,746
Steiner Leisure, Ltd. (a).......    1,329        65,281
Strayer Education, Inc. ........    1,223       161,081
Universal Technical Institute,
  Inc. (a)......................    2,016        51,186
                                            -----------
                                              2,171,034
                                            -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Asset Acceptance Capital Corp.
  (a)...........................    1,204        21,311
Interactive Brokers Group, Inc.
  (Class A) (a).................    3,406        92,405
International Securities
  Exchange, Inc. ...............    3,115       203,565
Nasdaq Stock Market, Inc. (a)...    8,166       242,612
NewStar Financial, Inc. (a).....    3,009        42,818
Pico Holdings, Inc. (a).........    1,186        51,306
Portfolio Recovery Associates,
  Inc. .........................    1,344        80,667
                                            -----------
                                                734,684
                                            -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
Aruba Networks, Inc. (a)........      700        14,070
Cbeyond, Inc. (a)...............    1,441        55,493
Cincinnati Bell, Inc. (a).......   20,536       118,698
Cogent Communications Group,
  Inc. (a)......................    4,107       122,676
Covad Communications Group, Inc.
  (a)...........................   25,092        22,583
General Communication, Inc.
  (Class A) (a).................    3,970        50,856
Global Crossing, Ltd. (a).......    1,859        35,098
Globalstar, Inc. (a)............    1,986        20,555
NeuStar, Inc. (Class A) (a).....    6,173       178,832
NTELOS Holdings Corp. ..........    1,250        34,550
Paetec Holding Corp. (a)........    6,367        71,883
Premiere Global Services, Inc.
  (a)...........................    4,777        62,197
Time Warner Telecom, Inc. (Class
  A) (a)........................   11,929       239,773
Vonage Holdings Corp. (a).......    3,402        10,580
                                            -----------
                                              1,037,843
                                            -----------
ELECTRIC UTILITIES -- 0.5%
ITC Holdings Corp. .............    3,542       143,911
Sierra Pacific Resources (a)....   18,560       325,914
                                            -----------
                                                469,825
                                            -----------
ELECTRICAL EQUIPMENT -- 1.6%
Acuity Brands, Inc. ............    3,640       219,419
American Superconductor Corp.
  (a)...........................    2,716        52,446
Encore Wire Corp. ..............    1,415        41,658
Energy Conversion Devices, Inc.
  (a)...........................    3,307       101,922
EnerSys (a).....................    2,247        41,120
Evergreen Solar, Inc. (a).......    7,071        65,760
First Solar, Inc. (a)...........    2,342       209,117
Franklin Electric Co., Inc. ....    1,399        66,005
FuelCell Energy, Inc. (a).......    5,553        43,980

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

General Cable Corp. (a).........    4,390   $   332,543
II-VI, Inc. (a).................    2,083        56,595
Medis Technologies, Ltd. (a)....    1,806        26,530
Plug Power, Inc. (a)............    5,581        17,525
Power-One, Inc. (a).............    6,334        25,209
Sunpower Corp. (Class A) (a)....    1,864       117,525
Vicor Corp. ....................    1,597        21,128
                                            -----------
                                              1,438,482
                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
Aeroflex, Inc. (a)..............    6,223        88,180
Benchmark Electronics, Inc.
  (a)...........................    6,044       136,715
Brightpoint, Inc. (a)...........    4,260        58,745
Cogent, Inc. (a)................    3,409        50,078
Cognex Corp. ...................    3,436        77,344
CTS Corp. ......................    3,019        38,220
Daktronics, Inc. ...............    3,067        65,879
Dolby Laboratories, Inc. (a)....    3,731       132,115
Echelon Corp. (a)...............    2,649        41,404
FLIR Systems, Inc. (a)..........    5,559       257,104
Insight Enterprises, Inc. (a)...    4,054        91,499
IPG Photonics Corp. (a).........    1,605        32,020
Itron, Inc. (a).................    2,505       195,240
L-1 Identity Solutions, Inc.
  (a)...........................    5,619       114,909
Measurement Specialties, Inc.
  (a)...........................    1,116        26,427
Mercury Computer System, Inc.
  (a)...........................    1,879        22,924
Mettler Toledo International,
  Inc. (a)......................    3,196       305,250
MTS Systems Corp. ..............    1,479        66,067
Multi-Fineline Electronix, Inc.
  (a)...........................      741        12,716
National Instruments Corp. .....    4,902       159,658
Rofin-Sinar Technologies, Inc.
  (a)...........................    1,295        89,355
Sanmina-SCI Corp. (a)...........   44,524       139,360
Scansource, Inc. (a)............    2,165        69,258
Smart Modular Technologies
  (WWH), Inc. (a)...............    3,092        42,546
Trimble Navigation, Ltd. (a)....    9,820       316,204
TTM Technologies, Inc. (a)......    3,545        46,085
                                            -----------
                                              2,675,302
                                            -----------
ENERGY EQUIPMENT & SERVICES -- 3.9%
Atwood Oceanics, Inc. (a).......    2,263       155,287
Basic Energy Services, Inc.
  (a)...........................    1,992        50,935
Cal Dive International, Inc.
  (a)...........................    1,863        30,982
CARBO Ceramics, Inc. ...........    1,773        77,675
Complete Production Services,
  Inc. (a)......................    3,587        92,724
Dresser-Rand Group, Inc. (a)....    7,164       282,978
Dril-Quip, Inc. (a).............    2,290       102,936
Global Industries, Ltd. (a).....    7,346       197,020
Grey Wolf, Inc. (a).............   15,508       127,786
Helmerich & Payne, Inc. ........    8,009       283,679
Hercules Offshore, Inc. (a).....    2,689        87,070
Hornbeck Offshore Services, Inc.
  (a)...........................    2,018        78,218
Input/Output, Inc. (a)..........    5,940        92,723
NATCO Group, Inc. (a)...........    1,210        55,708
Newpark Resources, Inc. (a).....    7,546        58,482
Oceaneering International, Inc.
  (a)...........................    4,577       240,933
Oil States International, Inc.
  (a)...........................    4,150       171,561
Parker Drilling Co. (a).........    9,093        95,840
Pioneer Drilling Co. (a)........    4,195        62,547
RPC, Inc. ......................    3,376        57,527
Superior Energy Services, Inc.
  (a)...........................    6,776       270,498
Superior Offshore International,
  Inc. (a)......................      854        15,543
Superior Well Services, Inc.
  (a)...........................      941        23,911
Tetra Technologies, Inc. (a)....    6,093       171,823
Todco (a).......................    4,830       228,024
Universal Compression Holdings,
  Inc. (a)......................    2,544       184,364
W-H Energy Services, Inc. (a)...    2,539       157,189
                                            -----------
                                              3,453,963
                                            -----------
FOOD & STAPLES RETAILING -- 1.3%
BJ'S Wholesale Club, Inc. (a)...    5,430       195,643
Pantry, Inc. (a)................    1,916        88,328
Pathmark Stores, Inc. (a).......    2,692        34,888
Performance Food Group Co. (a)..    2,748        89,282
Rite Aid Corp. (a)..............   65,144       415,619
The Andersons, Inc. ............    1,486        67,360
United Natural Foods, Inc. (a)..    3,308        87,927
Winn-Dixie Stores, Inc. (a).....    4,537       132,934
                                            -----------
                                              1,111,981
                                            -----------
FOOD PRODUCTS -- 0.3%
Flowers Foods, Inc. ............    4,705       156,959
J&J Snack Foods Corp. ..........    1,184        44,684
Seaboard Corp. .................       31        72,695
                                            -----------
                                                274,338
                                            -----------
GAS UTILITIES -- 0.4%
Energen Corp. ..................    5,476       300,851
                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.2%
Accuray, Inc. (a)...............    1,347        29,876
Align Technology, Inc. (a)......    4,902       118,432
American Medical Systems
  Holdings, Inc. (a)............    6,021       108,619
Arrow International, Inc. ......    1,916        73,344
Arthrocare Corp. (a)............    2,308       101,344
Aspect Medical Systems, Inc.
  (a)...........................    1,411        21,109
CONMED Corp. (a)................    2,377        69,599
Cyberonics, Inc. (a)............    1,485        24,978
Edwards Lifesciences Corp. (a)..    4,906       242,062
ev3, Inc. (a)...................    2,410        40,681
Foxhollow Technologies, Inc.
  (a)...........................    1,688        35,853
Gen-Probe, Inc. (a).............    4,374       264,277
Greatbatch, Inc. (a)............    1,876        60,782
Haemonetics Corp. (a)...........    2,223       116,952
Hologic, Inc. (a)...............    4,427       244,857
I-Flow Corp. (a)................    2,034        34,049
ICU Medical, Inc. (a)...........    1,133        48,651
IDEXX Laboratories, Inc. (a)....    2,617       247,647
Immucor, Inc. (a)...............    5,782       161,722
Integra LifeSciences Holdings
  Corp. (a).....................    1,605        79,319
Inverness Medical Innovations,
  Inc. (a)......................    3,530       180,101
Kensey Nash Corp. (a)...........      934        25,041
Kinetic Concepts, Inc. (a)......    4,439       230,695
Kyphon, Inc. (a)................    3,846       185,185
Mentor Corp. ...................    3,554       144,577
Meridian Bioscience, Inc. ......    3,071        66,507
Merit Medical Systems, Inc.
  (a)...........................    2,297        27,472
NuVasive, Inc. (a)..............    2,879        77,762
OraSure Technologies, Inc. (a)..    3,862        31,591
Orthofix International NV (a)...    1,300        58,461
Palomar Medical Technologies,
  Inc. (a)......................    1,391        48,282
PolyMedica Corp. ...............    1,909        77,983

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

ResMed, Inc. (a)................    6,410   $   264,477
Respironics, Inc. (a)...........    6,132       261,162
Sirona Dental Systems, Inc.
  (a)...........................    1,483        56,102
SonoSite, Inc. (a)..............    1,389        43,656
STERIS Corp. ...................    5,407       165,454
SurModics, Inc. (a).............    1,351        67,550
Symmetry Medical, Inc. (a)......    2,726        43,643
Thoratec Corp. (a)..............    4,046        74,406
TomoTherapy, Inc. (a)...........      986        21,613
Vital Signs, Inc. ..............      680        37,774
Volcano Corp. (a)...............    2,031        41,046
West Pharmaceutical Services,
  Inc. .........................    2,772       130,700
Wright Medical Group, Inc. (a)..    2,992        72,167
                                            -----------
                                              4,557,560
                                            -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
Alliance Imaging, Inc. (a)......    2,065        19,390
Amedisys, Inc. (a)..............    2,173        78,945
AMERIGROUP Corp. (a)............    4,395       104,601
AMN Healthcare Services, Inc.
  (a)...........................    2,910        64,020
Amsurg Corp. (a)................    2,544        61,412
Apria Healthcare Group, Inc.
  (a)...........................    3,661       105,327
Assisted Living Concepts, Inc.
  (a)...........................    5,035        53,623
Centene Corp. (a)...............    3,642        78,012
Cross Country Healthcare, Inc.
  (a)...........................    2,525        42,117
Gentiva Health Services, Inc.
  (a)...........................    2,166        43,450
Health Management Associates,
  Inc. .........................   20,217       229,665
HealthExtras, Inc. (a)..........    2,788        82,469
Healthsouth Corp. (a)...........    6,587       119,291
Healthspring, Inc. (a)..........    3,800        72,428
Healthways, Inc. (a)............    2,930       138,794
inVentiv Health, Inc. (a).......    2,606        95,406
LCA-Vision, Inc. ...............    1,657        78,310
LifePoint Hospitals, Inc. (a)...    4,830       186,824
Matria Healthcare, Inc. (a).....    1,810        54,807
Molina Healthcare, Inc. (a).....    1,178        35,953
National Healthcare Corp. ......      675        34,830
Nighthawk Radiology Holdings,
  Inc. (a)......................    1,496        27,003
Odyssey Healthcare, Inc. (a)....    2,923        34,667
Option Care, Inc. ..............    2,241        34,511
Pediatrix Medical Group, Inc.
  (a)...........................    4,049       223,302
PSS World Medical, Inc. (a).....    5,654       103,016
Psychiatric Solutions, Inc.
  (a)...........................    4,556       165,201
Radiation Therapy Services, Inc.
  (a)...........................    1,098        28,921
Sierra Health Services, Inc.
  (a)...........................    4,263       177,255
Skilled Healthcare Group, Inc.
  (Class A) (a).................    1,400        21,714
Sunrise Assisted Living, Inc.
  (a)...........................    3,682       147,243
Symbion, Inc. (a)...............    1,851        40,185
VCA Antech, Inc. (a)............    6,995       263,642
WellCare Health Plans, Inc.
  (a)...........................    2,908       263,203
                                            -----------
                                              3,309,537
                                            -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts Healthcare Solutions,
  Inc. (a)......................    4,649       118,456
Eclipsys Corp. (a)..............    3,997        79,141
Hlth Corp. (a)..................   14,243       199,544
The TriZetto Group, Inc. (a)....    3,800        73,569
                                            -----------
                                                470,710
                                            -----------
HOTELS RESTAURANTS & LEISURE -- 3.7%
Ambassadors Group, Inc. ........    1,504        53,437
Ameristar Casinos, Inc. ........    1,966        68,299
Applebees International, Inc. ..    6,217       149,830
Bally Technologies, Inc. (a)....    4,030       106,473
BJ's Restaurants, Inc. (a)......    1,507        29,748
Burger King Holdings, Inc. .....    4,520       119,057
California Pizza Kitchen, Inc.
  (a)...........................    2,429        52,164
CEC Entertainment, Inc. (a).....    2,709        95,357
Chipotle Mexican Grill, Inc.
  (a)...........................    2,719       231,876
Choice Hotels International,
  Inc. .........................    3,066       121,168
CKE Restaurants, Inc. ..........    4,897        98,283
Gaylord Entertainment Co. (a)...    3,419       183,395
Great Wolf Resorts, Inc. (a)....    2,577        36,722
Isle of Capri Casinos, Inc.
  (a)...........................    1,688        40,444
Jamba, Inc. (a).................    1,796        16,415
Krispy Kreme Doughnuts, Inc.
  (a)...........................    5,065        46,902
Life Time Fitness, Inc. (a).....    2,734       145,531
Morgans Hotel Group Co. (a).....    1,834        44,713
Multimedia Games, Inc. (a)......    2,134        27,230
O'Charleys, Inc. ...............    1,976        39,836
Orient-Express Hotels, Ltd.
  (Class A).....................    3,332       177,929
P F Chang's China Bistro, Inc.
  (a)...........................    2,157        75,926
Panera Bread Co. (Class A) (a)..    2,678       123,349
Papa John's International, Inc.
  (a)...........................    1,842        52,976
Peet's Coffee & Tea, Inc. (a)...    1,126        27,733
Pinnacle Entertainment, Inc.
  (a)...........................    5,014       141,144
Rare Hospitality International,
  Inc. (a)......................    2,571        68,826
Red Robin Gourmet Burgers, Inc.
  (a)...........................    1,289        52,037
Ruby Tuesday, Inc. .............    4,562       120,117
Ruth's Chris Steak House, Inc.
  (a)...........................    1,465        24,890
Scientific Games Corp. (Class A)
  (a)...........................    5,819       203,374
Shuffle Master, Inc. (a)........    2,963        49,186
Sonic Corp. (a).................    5,576       123,341
Texas Roadhouse, Inc. (Class A)
  (a)...........................    4,592        58,732
The Cheesecake Factory, Inc.
  (a)...........................    5,732       140,549
The Steak n Shake Co. (a).......    2,150        35,884
WMS Industries, Inc. (a)........    3,652       105,382
                                            -----------
                                              3,288,255
                                            -----------
HOUSEHOLD DURABLES -- 0.7%
Brookfield Homes Corp. .........    1,000        29,090
Champion Enterprises, Inc. (a)..    6,428        63,187
Helen of Troy, Ltd. (a).........    2,376        64,152
iRobot Corp. (a)................      934        18,540
Jarden Corp. (a)................    5,399       232,211
Sealy Corp. ....................    3,745        61,867
Tempur-Pedic International,
  Inc. .........................    6,629       171,691
TOUSA, Inc. ....................    1,671         7,002
                                            -----------
                                                647,740
                                            -----------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. ......    5,521       267,548
Spectrum Brands, Inc. (a).......    3,331        22,551
                                            -----------
                                                290,099
                                            -----------
INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. .......    1,162        43,784
                                            -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. .........    1,531   $    54,672
Walter Industries, Inc. ........    4,372       126,613
                                            -----------
                                                181,285
                                            -----------
INSURANCE -- 1.2%
American Equity Investment Life
  Holding Co. ..................    4,434        53,563
eHealth, Inc. (a)...............      933        17,811
First Acceptance Corp. (a)......    1,497        15,209
HCC Insurance Holdings, Inc. ...    9,416       314,589
Hilb Rogal and Hobbs Co. .......    3,071       131,623
National Financial Partners
  Corp. ........................    3,159       146,293
Philadelphia Consolidated
  Holding Corp. (a).............    5,021       209,878
Scottish Re Group, Ltd. (a).....    4,883        23,878
Tower Group, Inc. ..............    1,681        53,624
Universal American Financial
  Corp. (a).....................    3,219        68,500
                                            -----------
                                              1,034,968
                                            -----------
INTERNET & CATALOG RETAIL -- 0.8%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)........................    1,959        18,473
Blue Nile, Inc. (a).............    1,223        73,869
FTD Group, Inc. ................    1,577        29,033
GSI Commerce, Inc. (a)..........    1,519        34,497
Netflix, Inc. (a)...............    4,537        87,973
Nutri/System, Inc. (a)..........    2,745       191,711
Overstock.com, Inc. (a).........    1,134        20,718
Priceline.com, Inc. (a).........    2,900       199,346
Stamps.com, Inc. (a)............    1,718        23,674
Systemax, Inc. .................      883        18,375
ValueVision Media, Inc. (Class
  A) (a)........................    2,654        30,043
                                            -----------
                                                727,712
                                            -----------
INTERNET SOFTWARE & SERVICES -- 3.1%
aQuantive, Inc. (a).............    5,983       381,715
Ariba, Inc. (a).................    6,476        64,177
Bankrate, Inc. (a)..............    1,109        53,143
CMGI, Inc. (a)..................   38,993        76,036
CNET Networks, Inc. (a).........   11,654        95,446
DealerTrack Holdings, Inc. (a)..    2,853       105,105
Digital River, Inc. (a).........    3,473       157,153
DivX, Inc. (a)..................    1,499        22,485
EarthLink, Inc. (a).............   10,273        76,739
Equinix, Inc. (a)...............    2,252       205,990
Infospace, Inc. ................    2,772        64,338
Internap Network Services Corp.
  (a)...........................    4,069        58,675
Interwoven, Inc. (a)............    3,323        46,655
Ipass, Inc. (a).................    4,853        26,303
j2 Global Communications, Inc.
  (a)...........................    4,115       143,614
Jupitermedia Corp. (a)..........    1,886        13,730
Limelight Networks, Inc. (a)....    1,200        23,736
LoopNet, Inc. (a)...............    1,703        39,731
Marchex, Inc. (Class B).........    2,488        40,604
NIC, Inc. ......................    3,315        22,675
Omniture, Inc. (a)..............    3,078        70,548
Openwave Systems, Inc. .........    7,988        50,005
RealNetworks, Inc. (a)..........    8,553        69,878
S1 Corp. (a)....................    4,663        37,257
SAVVIS, Inc. (a)................    2,386       118,131
SonicWALL, Inc. (a).............    5,408        46,455
Switch & Data Facilities Co.,
  Inc. (a)......................      982        18,845
TechTarget, Inc. (a)............      600         7,710
The Knot, Inc. (a)..............    2,298        46,397
Travelzoo, Inc. (a).............      627        16,672
Valueclick, Inc. (a)............    8,383       246,963
Vignette Corp. (a)..............    2,403        46,042
VistaPrint, Ltd. (a)............    3,351       128,176
WebMD Health Corp. (Class A)
  (a)...........................      675        31,772
Websense, Inc. (a)..............    3,784        80,410
                                            -----------
                                              2,733,311
                                            -----------
IT SERVICES -- 2.6%
Acxiom Corp. ...................    5,685       150,368
CACI International, Inc. (Class
  A) (a)........................    2,567       125,398
CIBER, Inc. (a).................    4,610        37,710
Covansys Corp. (a)..............    1,502        50,963
eFunds Corp. (a)................    3,976       140,313
Euronet Worldwide, Inc. (a).....    3,825       111,537
ExlService Holdings, Inc. (a)...      867        16,248
Gartner, Inc. (a)...............    5,896       144,983
Global Cash Access, Inc. (a)....    3,885        62,238
Heartland Payment Systems,
  Inc. .........................    1,364        40,006
Hewitt Associates, Inc. (Class
  A) (a)........................    8,488       271,616
Lionbridge Technologies, Inc.
  (a)...........................    5,034        29,650
MoneyGram International, Inc. ..    7,025       196,349
Perot Systems Corp. (Class A)
  (a)...........................    7,647       130,305
SAIC, Inc. (a)..................    8,212       148,391
Sapient Corp. (a)...............    6,884        53,213
SRA International, Inc. (a).....    3,535        89,294
SYKES Enterprises, Inc. (a).....    2,149        40,809
Syntel, Inc. ...................    1,035        31,454
The BISYS Group, Inc. (a).......   10,054       118,939
TNS, Inc. ......................    2,033        29,295
VeriFone Holdings, Inc. (a).....    5,529       194,897
Wright Express Corp. (a)........    3,385       116,004
                                            -----------
                                              2,329,980
                                            -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Leapfrog Enterprises, Inc. (a)..    2,760        28,290
Marine Products Corp. ..........    1,279        10,526
MarineMax, Inc. (a).............    1,424        28,508
Oakley, Inc. ...................    2,210        62,764
Pool Corp. .....................    4,170       162,755
RC2 Corp. (a)...................    1,760        70,418
                                            -----------
                                                363,261
                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.9%
Affymetrix, Inc. (a)............    5,758       143,317
Albany Molecular Research, Inc.
  (a)...........................    2,072        30,769
Bio-Rad Laboratories, Inc.
  (Class A) (a).................    1,579       119,325
Bruker BioSciences Corp. (a)....    4,352        39,211
Dionex Corp. (a)................    1,630       115,714
Enzo Biochem, Inc. (a)..........    3,018        45,119
eResearch Technology, Inc. (a)..    3,252        30,927
Exelixis, Inc. (a)..............    8,087        97,853
Illumina, Inc. (a)..............    4,487       182,127
Nektar Therapeutics (a).........    7,699        73,063
PAREXEL International Corp.
  (a)...........................    2,324        97,747
PharmaNet Development Group,
  Inc. (a)......................    1,466        46,736
PRA International (a)...........    1,752        44,326
Techne Corp. (a)................    3,120       178,495

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Varian, Inc. (a)................    2,589   $   141,955
Ventana Medical Systems, Inc.
  (a)...........................    2,925       226,015
                                            -----------
                                              1,612,699
                                            -----------
MACHINERY -- 2.0%
Accuride Corp. (a)..............    1,823        28,092
Actuant Corp. (Class A).........    2,321       146,362
American Railcar Industries,
  Inc. .........................      759        29,601
ASV, Inc. (a)...................    1,703        29,428
Bucyrus International, Inc.
  (Class A).....................    3,083       218,215
Chart Industries, Inc. (a)......    2,159        61,402
CLARCOR, Inc. ..................    4,328       161,997
ESCO Technologies, Inc. (a).....    2,166        78,539
Force Protection, Inc. (a)......    5,628       116,162
Gardner Denver, Inc. (a)........    4,380       186,369
Graco, Inc. ....................    5,626       226,615
Middleby Corp. (a)..............    1,340        80,159
Mueller Water Products, Inc.
  (Class B).....................    9,587       163,554
RBC Bearings, Inc. (a)..........    1,683        69,424
The Toro Co. ...................    3,427       201,816
                                            -----------
                                              1,797,735
                                            -----------
MARINE -- 0.3%
American Commercial Lines, Inc.
  (a)...........................    4,048       105,450
Kirby Corp. (a).................    4,409       169,262
                                            -----------
                                                274,712
                                            -----------
MEDIA -- 2.3%
Arbitron, Inc. .................    2,514       129,547
Charter Communications, Inc.
  (a)...........................   32,008       129,632
CKX, Inc. (a)...................    4,020        55,556
Crown Media Holdings, Inc.
  (Class A) (a).................      849         6,113
Dow Jones & Co., Inc. ..........    5,013       287,997
DreamWorks Animation SKG, Inc.
  (Class A) (a).................    4,726       136,298
Entravision Communications Corp.
  (a)...........................    5,256        54,820
Gemstar-TV Guide International,
  Inc. (a)......................   21,021       103,423
Gray Television, Inc. ..........    3,795        35,180
Harte-Hanks, Inc. ..............    4,169       107,060
Interactive Data Corp. .........    3,000        80,340
John Wiley & Sons, Inc. (Class
  A)............................    4,102       198,086
Live Nation, Inc. (a)...........    5,014       112,213
Martha Stewart Living Omnimedia,
  Inc. (Class A)................    2,128        36,602
Marvel Entertainment, Inc. (a)..    4,736       120,673
Mediacom Communications Corp.
  (a)...........................    4,658        45,136
Morningstar, Inc. (a)...........      870        40,912
National CineMedia, Inc. (a)....    3,508        98,259
Primedia, Inc. (a)..............   13,048        37,187
Salem Communications Corp. .....      899         9,970
Spanish Broadcasting System,
  Inc. (a)......................    3,297        14,177
Tivo, Inc. (a)..................    8,208        47,524
Valassis Communications, Inc.
  (a)...........................    4,028        69,241
Warner Music Group Corp. .......    3,876        56,008
                                            -----------
                                              2,011,954
                                            -----------
METALS & MINING -- 1.0%
AK Steel Holding Corp. (a)......    9,236       345,149
Coeur d' Alene Mines Corp. (a)..   23,468        84,250
Hecla Mining Co. (a)............    9,987        85,289
Meridian Gold, Inc. (a).........    8,470       233,603
Metal Management, Inc. .........    2,194        96,690
Royal Gold, Inc. ...............    2,212        52,579
                                            -----------
                                                897,560
                                            -----------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a)........    4,532        59,415
Fred's, Inc. (Class A)..........    3,156        42,227
Retail Ventures, Inc. (a).......    2,369        38,212
The Bon-Ton Stores, Inc. .......      924        37,015
                                            -----------
                                                176,869
                                            -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a)........................    5,799       224,653
                                            -----------
OIL, GAS & CONSUMABLE FUELS -- 6.4%
Alliance Holdings GP LP.........    1,049        31,218
Alon USA Energy, Inc. ..........    1,092        48,059
Alpha Natural Resources, Inc.
  (a)...........................    5,507       114,491
Arena Resources, Inc. (a).......    1,164        67,640
Atlas America, Inc. ............    2,044       109,824
ATP Oil & Gas Corp. (a).........    1,941        94,410
Aventine Renewable Energy
  Holdings, Inc. (a)............    2,539        43,087
Berry Petroleum Co. (Class A)...    2,998       112,965
Bill Barrett Corp. (a)..........    2,374        87,434
Bois d'Arc Energy, Inc. (a).....    1,621        27,606
Brigham Exploration Co. (a).....    2,822        16,565
Buckeye GP Holdings LP..........    1,041        34,644
Cabot Oil & Gas Corp. ..........    8,149       300,535
Carrizo Oil & Gas, Inc. (a).....    1,964        81,447
Cheniere Energy, Inc. (a).......    4,447       172,499
Clean Energy Fuels Corp. (a)....      800        10,048
Comstock Resources, Inc. (a)....    3,731       111,818
Continental Resources, Inc.
  (a)...........................    2,500        40,000
Crosstex Energy, Inc. ..........    3,893       111,846
Delek US Holdings, Inc. ........      873        23,265
Delta Petroleum Corp. (a).......    5,543       111,303
Denbury Resources, Inc. (a).....   10,148       380,550
Encore Acquisition Co. (a)......    4,273       118,789
Energy Partners, Ltd. (a).......    2,254        37,619
Enterprise GP Holdings LP.......      896        33,985
EXCO Resources, Inc. (a)........    7,049       122,935
Foundation Coal Holdings,
  Inc. .........................    3,798       154,351
Frontier Oil Corp. .............    9,259       405,266
GeoMet, Inc. (a)................    1,872        14,340
Goodrich Petroleum Corp. (a)....    1,504        52,083
Helix Energy Solutions Group,
  Inc. (a)......................    7,009       279,729
Holly Corp. ....................    3,941       292,383
International Coal Group, Inc.
  (a)...........................   10,152        60,709
Kinder Morgan Management LLC
  (a)...........................    4,904       254,531
Magellan Midstream Holdings LP..    1,864        55,920
Mariner Energy, Inc. (a)........    6,716       162,863
Markwest Hydrocarbon, Inc. .....      580        33,309
McMoRan Exploration Co. (a).....    2,101        29,414
NuStar GP Holdings LLC..........    3,133       119,869
Pacific Ethanol, Inc. (a).......    2,944        38,861
Parallel Petroleum Corp. (a)....    3,171        69,445
Penn Virginia Corp. ............    3,148       126,550
Petroleum Development Corp.
  (a)...........................    1,250        59,350
Quicksilver Resources, Inc.
  (a)...........................    4,586       204,444
Rentech, Inc. (a)...............   13,593        35,206

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Rosetta Resources, Inc. (a).....    4,269   $    91,954
St. Mary Land & Exploration
  Co. ..........................    5,272       193,061
US BioEnergy Corp. (a)..........    2,641        30,002
Venoco, Inc. (a)................    1,192        22,255
VeraSun Energy Corp. (a)........    3,223        46,669
W&T Offshore, Inc. .............    2,297        64,293
Warren Resources, Inc. (a)......    4,526        52,864
Western Refining, Inc. .........    2,396       138,489
World Fuel Services Corp. ......    2,395       100,734
                                            -----------
                                              5,633,526
                                            -----------
PERSONAL PRODUCTS -- 1.0%
Alberto Culver Co. .............    7,131       169,147
Bare Escentuals, Inc. (a).......    3,219       109,929
Chattem, Inc. (a)...............    1,254        79,478
Elizabeth Arden, Inc. (a).......    2,261        54,852
Herbalife, Ltd. ................    4,392       174,143
Mannatech, Inc. ................    1,276        20,276
NBTY, Inc. (a)..................    5,067       218,894
Prestige Brands Holdings, Inc.
  (a)...........................    2,972        38,577
USANA Health Sciences, Inc.
  (a)...........................      753        33,689
                                            -----------
                                                898,985
                                            -----------
PHARMACEUTICALS -- 1.5%
Adams Respiratory Therapeutics,
  Inc. (a)......................    2,639       103,950
Adolor Corp. (a)................    3,837        14,235
Atherogenics, Inc. (a)..........    3,322         7,109
Jazz Pharmaceuticals, Inc. (a)..      500         7,995
Medicis Pharmaceutical Corp.
  (Class A).....................    4,661       142,347
MGI Pharma, Inc. (a)............    6,652       148,805
Noven Pharmaceuticals, Inc.
  (a)...........................    2,056        48,213
Par Pharmaceutical Cos., Inc.
  (a)...........................    3,035        85,678
Salix Pharmaceuticals, Ltd.
  (a)...........................    3,934        48,388
Sciele Pharma, Inc. (a).........    2,759        65,002
The Medicines Co. (a)...........    4,297        75,713
Valeant Pharmaceuticals
  International.................    7,966       132,953
Viropharma, Inc. (a)............    5,882        81,172
Watson Pharmaceuticals, Inc.
  (a)...........................    8,571       278,815
Xenoport, Inc. (a)..............    1,847        82,044
                                            -----------
                                              1,322,419
                                            -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Alexander's, Inc. (a)...........      169        68,318
Anworth Mortgage Asset Corp. ...    3,816        34,535
BioMed Realty Trust, Inc. ......    5,502       138,210
Corporate Office Properties
  Trust.........................    3,928       161,088
Digital Realty Trust, Inc. .....    4,703       177,209
First Potomac Realty Trust......    2,034        47,372
Maguire Properties, Inc. .......    3,025       103,848
                                            -----------
                                                730,580
                                            -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Affordable Residential
  Communities (a)...............    4,005        47,339
Jones Lang LaSalle, Inc. .......    3,056       346,856
Move, Inc. (a)..................   13,000        58,240
                                            -----------
                                                452,435
                                            -----------
ROAD & RAIL -- 0.9%
Florida East Coast Industries,
  Inc. .........................    2,841       235,746
Genesee & Wyoming, Inc. (Class
  A) (a)........................    3,274        97,696
Heartland Express, Inc. ........    5,075        82,723
Knight Transportation, Inc. ....    4,737        91,803
Landstar Systems, Inc. .........    4,658       224,749
Old Dominion Freight Line, Inc.
  (a)...........................    2,775        83,666
                                            -----------
                                                816,383
                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%
Advanced Analogic Technologies,
  Inc. (a)......................    3,427        33,242
Advanced Energy Industries, Inc.
  (a)...........................    2,979        67,504
AMIS Holdings, Inc. (a).........    5,370        67,232
Amkor Technology, Inc. (a)......    8,637       136,033
Anadigics, Inc. (a).............    4,939        68,109
Applied Micro Circuits Corp.
  (a)...........................   23,861        59,652
Atheros Communications, Inc.
  (a)...........................    4,626       142,666
Atmel Corp. (a).................   38,048       211,547
ATMI, Inc. (a)..................    2,948        88,440
Brooks Automation, Inc. (a).....    5,930       107,629
Cabot Microelectronics Corp.
  (a)...........................    2,024        71,832
Cavium Networks, Inc. (a).......      567        12,826
Cirrus Logic, Inc. (a)..........    6,615        54,904
Conexant Systems, Inc. (a)......   40,976        56,547
Credence Systems Corp. (a)......    8,399        30,236
Cree, Inc. (a)..................    7,079       182,992
Cymer, Inc. (a).................    3,018       121,324
Cypress Semiconductor Corp.
  (a)...........................   12,827       298,741
Diodes, Inc. (a)................    1,694        70,758
DSP Group, Inc. (a).............    2,359        48,289
Exar Corp. (a)..................    3,047        40,830
FEI Co. (a).....................    2,944        95,562
Formfactor, Inc. (a)............    3,720       142,476
Genesis Microchip, Inc. (a).....    3,037        28,426
Hittite Microwave Corp. (a).....    1,136        48,541
Kulicke & Soffa Industries, Inc.
  (a)...........................    4,830        50,570
Mattson Technology, Inc. (a)....    4,416        42,835
Micrel, Inc. ...................    4,815        61,247
Microsemi Corp. (a).............    5,672       135,844
Netlogic Microsystems, Inc.
  (a)...........................    1,461        46,518
OmniVision Technologies, Inc.
  (a)...........................    4,617        83,614
ON Semiconductor Corp. (a)......   24,657       264,323
PDF Solutions, Inc. (a).........    1,975        23,364
PMC-Sierra, Inc. (a)............   17,860       138,058
Rambus, Inc. (a)................    8,061       144,937
RF Micro Devices, Inc. (a)......   16,161       100,845
Semtech Corp. (a)...............    6,150       106,579
Sigma Designs, Inc. (a).........    1,929        50,328
Silicon Image, Inc. (a).........    7,354        63,097
Silicon Laboratories, Inc. (a)..    4,585       158,687
Silicon Storage Technology, Inc.
  (a)...........................    7,675        28,628
Sirf Technology Holdings, Inc.
  (a)...........................    4,085        84,723
Skyworks Solutions, Inc. (a)....   13,408        98,549
Spansion, Inc. (a)..............    7,262        80,608
Tessera Technologies, Inc. (a)..    3,927       159,240
Trident Microsystems, Inc. (a)..    4,821        88,465
Ultratech, Inc. (a).............    1,814        24,181
Varian Semiconductor Equipment
  Associates, Inc. (a)..........    7,562       302,914
Zoran Corp. (a).................    4,138        82,926
                                            -----------
                                              4,707,418
                                            -----------
SOFTWARE -- 5.1%
Advent Software, Inc. (a).......    1,546        50,322
Agile Software Corp. (a)........    4,982        40,155
Ansoft Corp. (a)................    1,232        36,332

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Ansys, Inc. (a).................    5,777   $   153,091
Blackbaud, Inc. ................    3,679        81,232
Blackboard, Inc. (a)............    2,237        94,222
Borland Software Corp. (a)......    6,082        36,127
Commvault Systems, Inc. (a).....    2,074        35,818
Concur Technologies, Inc. (a)...    3,172        72,480
Epicor Software Corp. (a).......    4,437        65,978
eSpeed, Inc. (a)................    2,451        21,177
Factset Research Systems,
  Inc. .........................    3,755       256,654
Fair Isaac Corp. ...............    4,779       191,734
FalconStor Software, Inc. (a)...    2,518        26,565
i2 Technologies, Inc. (a).......    1,171        21,827
Informatica Corp. (a)...........    7,268       107,348
Jack Henry & Associates, Inc. ..    7,055       181,666
JDA Software Group, Inc. (a)....    2,446        48,015
Lawson Software, Inc. (a).......   12,046       119,135
Macrovision Corp. (a)...........    4,358       131,002
Magma Design Automation, Inc.
  (a)...........................    2,954        41,474
Manhattan Associates, Inc. (a)..    2,257        62,993
Mentor Graphics Corp. (a).......    7,158        94,271
MICROS Systems, Inc. (a)........    3,436       186,918
MicroStrategy, Inc. (a).........      815        77,009
Midway Games, Inc. (a)..........      953         6,061
NAVTEQ Corp. (a)................    8,204       347,357
Novell, Inc. (a)................   28,362       220,940
Nuance Communications, Inc.
  (a)...........................   11,971       200,275
Opsware, Inc. (a)...............    8,097        77,002
Parametric Technology Corp.
  (a)...........................    9,533       206,008
Progress Software Corp. (a).....    3,477       110,534
Quality Systems, Inc. ..........    1,431        54,335
Quest Software, Inc. (a)........    4,654        75,348
Solera Holdings, Inc. (a).......    2,237        43,353
Sonic Solutions, Inc. (a).......    2,195        27,679
SPSS, Inc. (a)..................    1,569        69,256
Synchronoss Technologies, Inc.
  (a)...........................    1,676        49,174
Take-Two Interactive Software,
  Inc. (a)......................    6,050       120,819
THQ, Inc. (a)...................    5,488       167,494
TIBCO Software, Inc. (a)........   17,461       158,022
Transaction Systems Architects,
  Inc. (a)......................    3,110       104,683
Tyler Technologies, Inc. (a)....    3,261        40,469
Ultimate Software Group, Inc.
  (a)...........................    2,106        60,927
Vasco Data Security
  International (a).............    2,217        50,459
Wind River Systems, Inc. (a)....    6,821        75,031
                                            -----------
                                              4,498,771
                                            -----------
SPECIALTY RETAIL -- 4.6%
Aaron Rents, Inc. (Class B).....    4,096       119,603
AC Moore Arts & Crafts, Inc.
  (a)...........................    1,730        33,925
Aeropostale, Inc. (a)...........    4,324       180,224
AnnTaylor Stores Corp. (a)......    5,826       206,357
Bebe Stores, Inc. ..............    1,975        31,620
Big 5 Sporting Goods Corp. .....    1,784        45,492
Build-A-Bear Workshop, Inc.
  (a)...........................    1,294        33,825
Cabela's, Inc. (a)..............    3,705        81,992
Charlotte Russe Holding, Inc.
  (a)...........................    1,911        51,349
Charming Shoppes, Inc. (a)......   10,367       112,275
Christopher & Banks Corp. ......    3,151        54,040
Coldwater Creek, Inc. (a).......    5,049       117,288
Conn's, Inc. (a)................    1,018        29,074
Dick's Sporting Goods, Inc.
  (a)...........................    3,403       197,953
Dress Barn, Inc. (a)............    3,841        78,817
DSW, Inc. (Class A) (a).........    1,246        43,386
GameStop Corp. (Class A) (a)....   12,365       483,471
Genesco, Inc. (a)...............    1,898        99,284
Guess ?, Inc. ..................    4,592       220,600
Guitar Center, Inc. (a).........    2,245       134,273
Gymboree Corp. (a)..............    2,747       108,259
Hibbett Sports, Inc. (a)........    2,711        74,227
Hot Topic, Inc. (a).............    3,718        40,415
J. Crew Group, Inc. (a).........    3,558       192,452
Jos. A. Bank Clothiers, Inc.
  (a)...........................    1,525        63,242
Mens Wearhouse, Inc. ...........    4,117       210,255
New York & Co., Inc. (a)........    2,234        24,485
Pacific Sunwear of California,
  Inc. (a)......................    5,874       129,228
Rent-A-Center, Inc. (a).........    5,882       154,285
Sally Beauty Holdings, Inc.
  (a)...........................    7,017        63,153
Select Comfort Corp. (a)........    4,168        67,605
Stage Stores, Inc. .............    3,679        77,112
Stein Mart, Inc. ...............    2,312        28,345
The Children's Place Retail
  Stores, Inc. (a)..............    1,983       102,402
The Finish Line, Inc. (Class
  A)............................    3,545        32,295
Tractor Supply Co. (a)..........    2,890       150,425
Tween Brands, Inc. (a)..........    2,557       114,042
West Marine, Inc. (a)...........    1,170        16,099
Zumiez, Inc. (a)................    1,437        54,290
                                            -----------
                                              4,057,464
                                            -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
Carter's, Inc. (a)..............    4,340       112,580
CROCS, Inc. (a).................    6,364       273,843
Deckers Outdoor Corp. (a).......    1,049       105,844
Fossil, Inc. (a)................    4,020       118,550
Heelys, Inc. (a)................      874        22,602
Iconix Brand Group, Inc. (a)....    4,734       105,189
K-Swiss, Inc. (Class A).........    2,198        62,269
Maidenform Brands, Inc. (a).....    1,324        26,295
Quiksilver, Inc. (a)............   10,442       147,545
Steven Madden, Ltd. ............    1,598        52,350
The Timberland Co. (Class A)
  (a)...........................    4,349       109,551
Under Armour, Inc. (Class A)
  (a)...........................    2,434       111,112
Volcom, Inc. (a)................    1,281        64,217
Warnaco Group, Inc. (a).........    3,847       151,341
                                            -----------
                                              1,463,288
                                            -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Clayton Holdings, Inc. (a)......    1,075        12,244
Franklin Bank Corp. (a).........    1,980        29,502
KNBT Bancorp, Inc. .............    2,224        32,693
NewAlliance Bancshares, Inc. ...    8,851       130,287
Ocwen Financial Corp. (a).......    3,051        40,670
Oritani Financial Corp. (a).....    1,016        14,518
                                            -----------
                                                259,914
                                            -----------
TOBACCO -- 0.1%
Alliance One International, Inc.
  (a)...........................    7,673        77,114
                                            -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. ................    1,986        79,063
Beacon Roofing Supply, Inc.
  (a)...........................    3,717        63,152
H&E Equipment Services, Inc.
  (a)...........................    1,339        37,144
Interline Brands, Inc. (a)......    2,537        66,165
MSC Industrial Direct Co., Inc.
  (Class A).....................    3,834       210,870

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

TransDigm Group, Inc. (a).......    2,046   $    82,781
Wesco International, Inc. (a)...    3,831       231,584
Williams Scotsman International,
  Inc. (a)......................    2,444        58,191
                                            -----------
                                                828,950
                                            -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Centennial Communications Corp.
  (a)...........................    2,062        19,568
Crown Castle International Corp.
  (a)...........................        1            36
Dobson Communications Corp.
  (Class A) (a).................   12,689       140,975
FiberTower Corp. (a)............    7,794        33,748
ICO Global Communications
  Holdings, Ltd. (a)............    9,219        32,082
iPCS, Inc. .....................    1,056        35,767
SBA Communications Corp. (a)....    8,103       272,180
Syniverse Holdings, Inc. (a)....    2,400        30,864
                                            -----------
                                                565,220
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $76,100,398)............             88,267,321
COMMUNICATIONS EQUIPMENT -- 0.0%(B)
Pegasus Wireless Corp.
  (Cost $0).....................      569            --
                                            -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $455,288)...............  455,288       455,288
                                            -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $76,555,686)............             88,722,609
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.........               (314,678)
                                            -----------
NET ASSETS -- 100.0%............            $88,407,931
                                            ===========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----


COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.9%
Cubic Corp. ...................    1,925   $     58,096
Curtiss-Wright Corp. ..........    5,228        243,677
DRS Technologies, Inc. ........    4,699        269,112
Esterline Technologies Corp.
  (a)..........................    3,048        147,249
GenCorp, Inc. (a)..............    6,262         81,844
Heico Corp. ...................    2,461         86,504
Ladish Co., Inc. (a)...........    1,666         71,638
Triumph Group, Inc. ...........    1,978        129,500
                                           ------------
                                              1,087,620
                                           ------------
AIRLINES -- 0.1%
Alaska Air Group, Inc. (a).....    5,065        141,111
                                           ------------
AUTO COMPONENTS -- 1.1%
American Axle & Manufacturing
  Holdings, Inc. ..............    5,254        155,623
ArvinMeritor, Inc. ............    8,457        187,745
Cooper Tire & Rubber Co. ......    7,298        201,571
Lear Corp. (a).................    7,628        271,633
Modine Manufacturing Co. ......    3,729         84,275
Sauer-Danfoss, Inc. ...........    1,321         39,313
Superior Industries
  International, Inc. .........    2,602         56,620
TRW Automotive Holdings Corp.
  (a)..........................    6,256        230,409
Visteon Corp. (a)..............   15,331        124,181
                                           ------------
                                              1,351,370
                                           ------------
AUTOMOBILES -- 0.0% (B)
Monaco Coach Corp. ............    3,290         47,211
                                           ------------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ...........    7,729        189,824
                                           ------------
BIOTECHNOLOGY -- 0.1%
Incyte, Inc. (a)...............    9,121         54,726
Nabi Biopharmaceuticals (a)....    7,008         32,237
                                           ------------
                                                 86,963
                                           ------------
BUILDING PRODUCTS -- 1.1%
American Woodmark Corp. .......    1,213         41,970
Ameron International Corp. ....    1,009         91,002
Apogee Enterprises, Inc. ......    3,389         94,282
Armstrong World Industries,
  Inc. (a).....................    2,097        105,164
Builders FirstSource, Inc.
  (a)..........................    1,963         31,526
Gibraltar Industries, Inc. ....    3,331         73,782
Goodman Global, Inc. (a).......    3,771         83,791
Lennox International, Inc. ....    7,657        262,099
NCI Building Systems, Inc.
  (a)..........................    2,427        119,724
Owens Corning, Inc. (a)........   10,430        350,761
Universal Forest Products,
  Inc. ........................    2,222         93,902
                                           ------------
                                              1,348,003
                                           ------------
CAPITAL MARKETS -- 2.2%
Affiliated Managers Group, Inc.
  (a)..........................    3,514        452,463
FBR Capital Markets Corp (a)...    3,579         60,485
GAMCO Investors, Inc. .........      804         45,064
Investment Technology Group,
  Inc. (a).....................    5,240        227,049
Jefferies Group, Inc. .........   12,738        343,671
Knight Capital Group, Inc.
  (a)..........................   12,461        206,853
LaBranche & Co., Inc. (a)......    6,881         50,782
Lazard, Ltd. ..................    6,065        273,107
Piper Jaffray Cos., Inc. (a)...    2,192        122,160
Raymond James Financial,
  Inc. ........................   11,314        349,602
SWS Group, Inc. ...............    3,311         71,584
Thomas Weisel Partners Group,
  Inc. (a).....................    2,749         45,771
W.P. Carey & Co. LLC...........    3,347        105,263
W.P. Stewart & Co., Ltd. ......    2,626         28,597
Waddell & Reed Financial, Inc.
  (Class A)....................    9,892        257,291
                                           ------------
                                              2,639,742
                                           ------------
CHEMICALS -- 4.5%
A. Schulman, Inc. .............    2,914         70,898
Airgas, Inc. ..................    7,991        382,769
Albemarle Corp. ...............    9,157        352,819
Arch Chemicals, Inc. ..........    2,947        103,558
Cabot Corp. ...................    6,823        325,321
CF Industries Holdings, Inc. ..    5,925        354,848
Chemtura Corp. ................   28,347        314,935
Cytec Industries, Inc. ........    4,933        314,578
Ferro Corp. ...................    5,113        127,467
FMC Corp. .....................    4,267        381,427
Georgia Gulf Corp. ............    4,066         73,635
H.B. Fuller Co. ...............    7,151        213,743
Hercules, Inc. (a).............   13,600        267,240
Kronos Worldwide, Inc. ........      411         10,378
Minerals Technologies, Inc. ...    2,259        151,240
NewMarket Corp. ...............    1,824         88,227
NL Industries, Inc. ...........      915          9,168
Olin Corp. ....................    7,791        163,611
OM Group, Inc. (a).............    3,504        185,432
RPM International, Inc. .......   13,951        322,408
Sensient Technologies Corp. ...    5,538        140,610
Spartech Corp. ................    3,855        102,350
Terra Nitrogen Co. LP..........      879        111,695
The Scotts Miracle-Gro Co.
  (Class A)....................    5,061        217,319
Tronox, Inc. ..................    4,918         70,721
Valhi, Inc. ...................    1,318         21,483
Valspar Corp. .................   11,140        316,487
W.R. Grace & Co. (a)...........    6,839        167,487
Westlake Chemical Corp. .......    2,260         63,551
                                           ------------
                                              5,425,405
                                           ------------
COMMERCIAL BANKS -- 7.9%
1st Source Corp. ..............    1,534         38,227
Alabama National Bancorp.......    2,227        137,718
AMCORE Financial, Inc. ........    2,630         76,244
Bancfirst Corp. ...............      911         39,009
BancorpSouth, Inc. ............    9,120        223,075
Bank of Hawaii Corp. ..........    5,863        302,765
Banner Corp. ..................    1,327         45,198
BOK Financial Corp. ...........    2,703        144,394
Capital City Bank Group,
  Inc. ........................    1,618         50,708
Capitol Bancorp, Ltd. .........    1,853         50,643
Central Pacific Financial
  Corp. .......................    3,651        120,520
Chemical Financial Corp. ......    2,794         72,281
Chittenden Corp. ..............    5,475        191,351
Citizens Republic Bancorp,
  Inc. ........................    9,145        167,354
City Holding Co. ..............    2,121         81,298
Columbia Banking System,
  Inc. ........................    1,926         56,336
Community Bank System, Inc. ...    3,547         71,011
Community Banks, Inc. .........    2,967         95,597
Community Trust Bancorp,
  Inc. ........................    1,623         52,423
Cullen/Frost Bankers, Inc. ....    7,062        377,605
CVB Financial Corp. ...........    8,019         89,171

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

F N B Corp. ...................    7,121   $    119,206
First Bancorp -- North
  Carolina.....................    1,725         32,309
First BanCorp -- Puerto Rico...    9,172        100,800
First Charter Corp. ...........    4,135         80,508
First Citizens Bancshares, Inc.
  (Class A)....................      688        133,747
First Commonwealth Financial
  Corp. .......................    8,000         87,360
First Community Bancorp,
  Inc. ........................    3,195        182,786
First Financial Bancorp........    4,757         71,307
First Financial Bankshares,
  Inc. ........................    2,133         82,782
First Financial Corp. .........    1,222         35,878
First Indiana Corp. ...........    1,650         36,498
First Merchants Corp. .........    2,235         53,707
First Midwest Bancorp, Inc. ...    5,963        211,746
First Republic Bank............    3,715        199,347
First State Bancorp............    2,451         52,182
FirstMerit Corp. ..............    8,973        187,805
Frontier Financial Corp. ......    5,470        123,239
Fulton Financial Corp. ........   20,448        294,860
Glacier Bancorp, Inc. .........    6,276        127,717
Great Southern Bancorp, Inc. ..    1,187         32,108
Greater Bay Bancorp............    6,099        169,796
Hancock Holding Co. ...........    3,277        123,051
Harleysville National Corp. ...    3,410         54,969
IBERIABANK Corp. ..............    1,389         68,686
Independent Bank
  Corp. -- Massachusetts.......    1,708         50,454
Independent Bank
  Corp. -- Michigan............    2,551         43,903
Integra Bank Corp. ............    2,435         52,279
International Bancshares
  Corp. .......................    6,610        169,351
Irwin Financial Corp. .........    2,917         43,668
MB Financial, Inc. ............    4,401        152,891
Midwest Banc Holdings, Inc. ...    2,444         35,438
National Penn Bancshares,
  Inc. ........................    5,195         86,653
NBT Bancorp, Inc. .............    4,097         92,428
Old National Bancorp...........    7,959        132,199
Omega Financial Corp. .........    1,425         38,318
Oriental Financial Group.......    2,539         27,701
Pacific Capital Bancorp........    5,648        152,383
Park National Corp. ...........    1,443        122,352
Provident Bankshares Corp. ....    3,798        124,498
Republic Bancorp,
  Inc. -- Kentucky.............    1,225         20,323
S&T Bancorp, Inc. .............    3,049        100,312
S.Y. Bancorp, Inc. ............    1,604         38,111
Sandy Spring Bancorp, Inc. ....    1,834         57,661
Santander Bancorp..............      611          9,079
Seacoast Banking Corp. of
  Florida......................    1,801         39,172
Simmons First National Corp. ..    1,611         44,448
South Financial Group, Inc. ...    8,946        202,537
Sterling Bancorp...............    2,233         35,795
Sterling Bancshares, Inc. .....    8,613         97,413
Sterling Financial
  Corp. -- Pennsylvania........    3,159         33,233
Suffolk Bancorp................    1,219         38,910
Sun Bancorp, Inc. (a)..........    2,161         36,456
Susquehanna Bancshares, Inc. ..    6,191        138,493
SVB Financial Group (a)........    4,126        219,132
Tompkins Trustco, Inc. ........      890         33,286
Trico Bancshares...............    1,771         39,600
Trustmark Corp. ...............    6,166        159,453
UMB Financial Corp. ...........    3,740        137,894
Umpqua Holdings Corp. .........    7,469        175,596
United Bankshares, Inc. .......    4,684        148,951
USB Holding Co., Inc. .........    1,521         28,990
Washington Trust Bancorp,
  Inc. ........................    1,409         35,521
Webster Financial Corp. .......    6,621        282,518
WesBanco, Inc. ................    2,323         68,529
West Coast Bancorp.............    1,847         56,130
Westamerica Bancorp............    3,577        158,246
Whitney Holding Corp. .........    7,749        233,245
Wilmington Trust Corp. ........    8,046        333,989
Yardville National Bancorp.....    1,328         45,351
                                           ------------
                                              9,518,212
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
ABM Industries, Inc. ..........    5,276        136,174
Bowne & Co., Inc. .............    3,271         63,817
Brady Corp. ...................    5,805        215,598
CDI Corp. .....................    1,524         49,073
Consolidated Graphics, Inc.
  (a)..........................    1,418         98,239
Deluxe Corp. ..................    6,052        245,772
Ennis, Inc. ...................    3,044         71,595
G & K Services, Inc. (Class
  A)...........................    2,585        102,133
Heidrick & Struggles
  International, Inc. (a)......    2,156        110,473
IKON Office Solutions, Inc. ...   13,038        203,523
Kelly Services, Inc. (Class
  A)...........................    2,875         78,947
M&F Worldwide Corp. (a)........    1,540        102,533
McGrath Rentcorp...............    2,762         93,052
PHH Corp. (a)..................    6,360        198,496
RSC Holdings, Inc. (a).........    2,460         49,200
School Specialty, Inc. (a).....    2,374         84,135
United Stationers, Inc. (a)....    3,285        218,912
Viad Corp. ....................    2,355         99,310
Watson Wyatt Worldwide, Inc.
  (Class A)....................    5,073        256,085
                                           ------------
                                              2,477,067
                                           ------------
COMMUNICATIONS EQUIPMENT -- 0.9%
3Com Corp. (a).................   47,042        194,284
Bel Fuse, Inc. (Class B).......    1,318         44,852
Black Box Corp. ...............    2,128         88,057
CommScope, Inc. (a)............    7,152        417,319
Dycom Industries, Inc. (a).....    4,841        145,133
Inter-Tel, Inc. ...............    2,494         59,681
Mastec, Inc. (a)...............    5,598         88,560
Sycamore Networks, Inc. (a)....   22,445         90,229
                                           ------------
                                              1,128,115
                                           ------------
COMPUTERS & PERIPHERALS -- 0.7%
Adaptec, Inc. (a)..............   14,042         53,500
Electronics for Imaging, Inc.
  (a)..........................    6,835        192,884
Emulex Corp. (a)...............   10,266        224,210
Gateway, Inc. (a)..............   29,626         47,105
Hutchinson Technology, Inc.
  (a)..........................    3,036         57,107
Imation Corp. .................    4,197        154,701
Quantum Corp. (a)..............   23,172         73,455
                                           ------------
                                                802,962
                                           ------------
CONSTRUCTION & ENGINEERING -- 2.4%
EMCOR Group, Inc. (a)..........    3,711        270,532
Foster Wheeler, Ltd. (a).......    8,347        893,046
Granite Construction, Inc. ....    4,064        260,827
Insituform Technologies, Inc.
  (a)..........................    3,214         70,097
Quanta Services, Inc. (a)......   11,991        367,764
The Shaw Group, Inc. (a).......    8,920        412,907

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

URS Corp. (a)..................    6,222   $    302,078
Washington Group International,
  Inc. (a).....................    3,404        272,354
                                           ------------
                                              2,849,605
                                           ------------
CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. ........    3,221        252,559
                                           ------------
CONSUMER FINANCE -- 0.1%
Advanta Corp. (Class B)........    4,043        125,883
                                           ------------
CONTAINERS & PACKAGING -- 1.3%
Aptargroup, Inc. ..............    7,551        268,514
Chesapeake Corp. ..............    2,311         29,049
Greif, Inc. (Class A)..........    3,653        217,756
Owens-Illinois, Inc. (a).......   17,107        598,745
Packaging Corp. of America.....   10,978        277,853
Rock-Tenn Co. .................    4,456        141,344
                                           ------------
                                              1,533,261
                                           ------------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)...    2,136         27,704
Building Material Holding
  Corp. .......................    3,353         47,579
                                           ------------
                                                 75,283
                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
Coinmach Service Corp. ........    3,513         46,477
Regis Corp. ...................    5,448        208,386
Service Corp. International....   34,846        445,332
Stewart Enterprises, Inc.
  (Class A)....................   11,353         88,440
                                           ------------
                                                788,635
                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Financial Federal Corp. .......    3,245         96,766
KKR Financial Holdings LLC.....    9,481        236,172
Resource America, Inc. ........    1,840         37,922
                                           ------------
                                                370,860
                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Consolidated Communications
  Holdings, Inc. ..............    2,466         55,732
Fairpoint Communications,
  Inc. ........................    3,251         57,705
IDT Corp. (Class B)............    7,705         79,515
Iowa Telecommunications
  Services, Inc. ..............    3,686         83,783
North Pittsburgh Systems,
  Inc. ........................    1,627         34,574
SureWest Communications........    1,622         44,183
                                           ------------
                                                355,492
                                           ------------
ELECTRIC UTILITIES -- 1.6%
ALLETE, Inc. ..................    3,047        143,361
Cleco Corp. ...................    7,111        174,220
El Paso Electric Co. (a).......    5,567        136,726
Empire District Electric Co. ..    3,623         81,047
Great Plains Energy, Inc. .....   10,137        295,190
Hawaiian Electric Industries,
  Inc. ........................    9,642        228,419
IDACORP, Inc. .................    5,180        165,967
MGE Energy, Inc. ..............    2,445         79,878
Otter Tail Corp. ..............    3,149        100,988
Portland General Electric
  Co. .........................    3,595         98,647
UIL Holdings Corp. ............    2,693         89,138
Unisource Energy Corp. ........    4,242        139,519
Westar Energy, Inc. ...........   10,397        252,439
                                           ------------
                                              1,985,539
                                           ------------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. ..............    2,493         99,446
Baldor Electric Co. ...........    4,968        244,823
Belden CDT, Inc. ..............    5,372        297,340
Genlyte Group, Inc. (a)........    2,967        233,028
GrafTech International, Ltd.
  (a)..........................   11,706        197,129
Regal-Beloit Corp. ............    3,782        176,014
Superior Essex, Inc. (a).......    2,407         89,902
Thomas & Betts Corp. (a).......    6,912        400,896
Woodward Governor Co. .........    3,510        188,382
                                           ------------
                                              1,926,960
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
Agilysys, Inc. ................    3,618         81,405
Anixter International, Inc.
  (a)..........................    3,786        284,745
AVX Corp. .....................    6,192        103,654
Checkpoint Systems, Inc. (a)...    4,684        118,271
Coherent, Inc. (a).............    3,737        114,016
Electro Scientific Industries,
  Inc. (a).....................    3,133         65,166
KEMET Corp. (a)................   10,244         72,220
Littelfuse, Inc. (a)...........    2,728         92,125
Methode Electronics, Inc.
  (Class A)....................    4,503         70,472
Newport Corp. (a)..............    4,563         70,635
Park Electrochemical Corp. ....    2,188         61,658
Plexus Corp. (a)...............    5,535        127,250
Rogers Corp. (a)...............    2,128         78,736
SYNNEX Corp. (a)...............    1,975         40,705
Tech Data Corp. (a)............    6,582        253,144
Technitrol, Inc. ..............    4,872        139,680
Tektronix, Inc. ...............    9,312        314,187
Vishay Intertechnology, Inc.
  (a)..........................   19,899        314,802
                                           ------------
                                              2,402,871
                                           ------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Bristow Group, Inc. (a)........    2,645        131,060
Gulfmark Offshore, Inc. (a)....    2,371        121,443
Hanover Compressor Co. (a).....   10,596        252,714
Horizon Offshore, Inc. (a).....    3,227         61,958
Lufkin Industries, Inc. .......    1,763        113,802
SEACOR Holdings, Inc. (a)......    2,852        266,263
Tidewater, Inc. ...............    6,780        480,566
Unit Corp. (a).................    5,457        343,300
                                           ------------
                                              1,771,106
                                           ------------
FOOD & STAPLES RETAILING -- 0.7%
Casey's General Stores, Inc. ..    6,008        163,778
Great Atlantic & Pacific Tea
  Co. (a)......................    2,133         71,541
Ingles Markets, Inc. ..........    1,397         48,127
Longs Drug Stores Corp. .......    3,847        202,044
Nash Finch Co. ................    1,624         80,388
Ruddick Corp. .................    4,273        128,703
The Topps Co., Inc. ...........    3,964         41,662
Weis Markets, Inc. ............    1,318         53,392
                                           ------------
                                                789,635
                                           ------------
FOOD PRODUCTS -- 2.0%
Alico, Inc. ...................      449         27,385
B&G Foods, Inc. ...............    1,639         21,635
Chiquita Brands International,
  Inc. (a).....................    5,005         94,895
Corn Products International,
  Inc. ........................    8,731        396,824
Del Monte Foods Co. ...........   23,792        289,311
Farmer Brothers Co. ...........      715         16,180

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Fresh Del Monte Produce,
  Inc. ........................    3,408   $     85,370
Hain Celestial Group, Inc.
  (a)..........................    4,706        127,721
Lancaster Colony Corp. ........    3,026        126,759
Lance, Inc. ...................    3,675         86,583
Pilgrim's Pride Corp. .........    4,906        187,262
Ralcorp Holdings, Inc. (a).....    3,145        168,100
Reddy Ice Holdings, Inc. ......    2,074         59,150
Sanderson Farms, Inc. .........    2,136         96,163
The J.M. Smucker Co. ..........    6,742        429,196
Tootsie Roll Industries,
  Inc. ........................    3,006         83,296
TreeHouse Foods, Inc. (a)......    3,766        100,213
                                           ------------
                                              2,396,043
                                           ------------
GAS UTILITIES -- 2.9%
AGL Resources, Inc. ...........    9,196        372,254
Amerigas Partners LP...........    3,865        139,720
Atmos Energy Corp. ............   10,451        314,157
Ferrellgas Partners LP.........    4,718        113,798
Laclede Group, Inc. ...........    2,445         77,947
National Fuel Gas Co. .........    8,290        359,040
New Jersey Resources Corp. ....    3,259        166,274
Nicor, Inc. ...................    5,272        226,274
Northwest Natural Gas Co. .....    3,282        151,596
Piedmont Natural Gas Co.,
  Inc. ........................    8,428        207,750
South Jersey Industries,
  Inc. ........................    3,453        122,167
Southern Union Co. ............   11,877        387,071
Southwest Gas Corp. ...........    4,998        168,982
Suburban Propane Partners LP...    3,927        187,986
UGI Corp. .....................   12,385        337,863
WGL Holdings, Inc. ............    5,797        189,214
                                           ------------
                                              3,522,093
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Advanced Medical Optics, Inc.
  (a)..........................    7,103        247,752
Analogic Corp. ................    1,661        122,100
Datascope Corp. ...............    1,488         56,961
DJO, Inc. (a)..................    2,763        114,029
Invacare Corp. ................    3,754         68,811
The Cooper Cos., Inc. .........    5,251        279,983
                                           ------------
                                                889,636
                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
Chemed Corp. ..................    3,018        200,063
Genesis HealthCare Corp. (a)...    2,325        159,077
Kindred Healthcare, Inc. (a)...    3,990        122,573
Landauer, Inc. ................    1,118         55,062
Magellan Health Services, Inc.
  (a)..........................    4,654        216,271
Owens & Minor, Inc. ...........    4,776        166,873
RehabCare Group, Inc. (a)......    2,035         28,978
                                           ------------
                                                948,897
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
AFC Enterprises, Inc. (a)......    3,506         60,619
Bob Evans Farms, Inc. .........    4,350        160,298
CBRL Group, Inc. ..............    2,971        126,208
Cedar Fair LP..................    6,037        170,364
Churchill Downs, Inc. .........    1,247         65,318
Domino's Pizza, Inc. ..........    5,382         98,329
IHOP Corp. ....................    2,104        114,521
International Speedway Corp.
  (Class A)....................    4,147        218,588
Jack in the Box, Inc. (a)......    3,693        261,981
Landry's Restaurants, Inc. ....    2,028         61,367
Marcus Corp. ..................    2,533         60,184
Six Flags, Inc. (a)............    9,002         54,822
Speedway Motorsports, Inc. ....    1,663         66,487
Triarc Cos., Inc. (Class B)....    7,590        119,163
Vail Resorts, Inc. (a).........    3,617        220,167
                                           ------------
                                              1,858,416
                                           ------------
HOUSEHOLD DURABLES -- 1.8%
American Greetings Corp. (Class
  A)...........................    5,675        160,773
Avatar Holdings, Inc. (a)......      627         48,241
Beazer Homes USA, Inc. ........    4,657        114,888
Blyth, Inc. ...................    3,436         91,329
CSS Industries, Inc. ..........      916         36,283
Ethan Allen Interiors, Inc. ...    3,590        122,957
Furniture Brands International,
  Inc. ........................    5,764         81,849
Hovnanian Enterprises, Inc.
  (a)..........................    5,335         88,188
Kimball International, Inc.
  (Class B)....................    3,187         44,650
La-Z-Boy, Inc. ................    6,085         69,734
M.D.C. Holdings, Inc. .........    4,127        199,582
M/I Homes, Inc. ...............    1,417         37,692
Meritage Homes Corp. (a).......    2,917         78,030
Palm Harbor Homes, Inc. (a)....    1,221         17,277
Russ Berrie & Co., Inc. (a)....    1,418         26,417
Ryland Group, Inc. ............    5,026        187,822
Skyline Corp. .................      815         24,458
Snap-on, Inc. .................    6,848        345,892
Standard Pacific Corp. ........    7,760        136,033
Tupperware Corp. ..............    7,271        208,969
WCI Communities, Inc. (a)......    3,853         64,268
                                           ------------
                                              2,185,332
                                           ------------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (a)...    3,341         40,961
Central Garden & Pet Co. (Class
  A) (a).......................    4,244         49,782
WD-40 Co. .....................    1,931         63,472
                                           ------------
                                                154,215
                                           ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
Carlisle Cos., Inc. ...........    7,225        336,035
Sequa Corp. (a)................      823         92,176
Standex International Corp. ...    1,324         37,655
Teleflex, Inc. ................    4,602        376,351
Tredegar Corp. ................    3,298         70,247
                                           ------------
                                                912,464
                                           ------------
INSURANCE -- 7.5%
21st Century Insurance Group...    3,143         68,706
Alfa Corp. ....................    4,465         69,520
Alleghany Corp. (a)............      612        248,778
Allied World Assurance
  Holdings, Ltd. ..............    4,135        211,919
American Financial Group,
  Inc. ........................    8,375        286,006
American National Insurance
  Co. .........................    1,849        282,157
Amtrust Financial Services,
  Inc. ........................    2,977         55,938
Argonaut Group, Inc. ..........    3,880        121,095
Aspen Insurance Holdings,
  Ltd. ........................    8,964        251,619
Assured Guaranty, Ltd. ........    5,755        170,118
Baldwin & Lyons, Inc. (Class
  B)...........................    1,122         29,150
Bristol West Holdings, Inc. ...    2,122         47,469
Castlepoint Holdings, Ltd. ....    1,029         15,116
CNA Surety Corp. (a)...........    1,825         34,511
Darwin Professional
  Underwriters, Inc. (a).......      918         23,106
Delphi Financial Group.........    5,125        214,328

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

Employers Holdings, Inc. ......    6,283   $    133,451
Endurance Specialty Holdings,
  Ltd. ........................    7,066        282,923
Enstar Group Ltd (a)...........      590         71,219
Erie Indemnity Co. (Class A)...    5,694        307,704
FBL Financial Group, Inc.
  (Class A)....................    1,489         58,547
Flagstone Reinsurance Holdings,
  Ltd. (a).....................    1,749         23,297
Great American Financial
  Resources, Inc. .............    1,017         24,601
Greenlight Capital Re Ltd (a)..    1,209         27,239
Harleysville Group, Inc. ......    1,736         57,913
Horace Mann Educators Corp. ...    5,050        107,262
Infinity Property & Casualty
  Corp. .......................    2,295        116,425
IPC Holdings, Ltd. ............    7,501        242,207
Kansas City Life Insurance
  Co. .........................      510         23,725
LandAmerica Financial Group,
  Inc. ........................    1,920        185,261
Max Re Capital, Ltd. ..........    5,985        169,376
Mercury General Corp. .........    3,172        174,809
Montpelier Re Holdings, Ltd. ..   12,461        231,027
National Western Life Insurance
  Co. (Class A)................      274         69,300
Navigators Group, Inc. (a).....    1,572         84,731
Odyssey Re Holdings Corp. .....    3,325        142,609
Ohio Casualty Corp. ...........    7,116        308,194
OneBeacon Insurance Group,
  Ltd. ........................    2,873         72,773
PartnerRe, Ltd. ...............    6,692        518,630
Platinum Underwriters Holdings,
  Ltd. ........................    7,073        245,787
Presidential Life Corp. .......    2,610         51,313
ProAssurance Corp. (a).........    3,620        201,525
Reinsurance Group America,
  Inc. ........................    3,413        205,599
RenaissanceRe Holdings, Ltd. ..    7,895        489,411
RLI Corp. .....................    2,547        142,505
Safety Insurance Group, Inc. ..    1,891         78,287
Security Capital Assurance,
  Ltd. ........................    3,893        120,177
Selective Insurance Group,
  Inc. ........................    6,471        173,940
StanCorp Financial Group,
  Inc. ........................    6,392        335,452
State Auto Financial Corp. ....    1,730         53,025
Stewart Information Services
  Corp. .......................    2,083         82,966
The Commerce Group, Inc. ......    7,053        244,880
The Hanover Insurance Group,
  Inc. ........................    6,013        293,374
The Midland Co. ...............    1,310         61,491
The Phoenix Cos., Inc. ........   12,727        191,032
United America Indemnity, Ltd.
  (a)..........................    2,696         67,050
United Fire & Casualty Co. ....    2,645         93,580
Wesco Financial Corp. .........      165         63,525
Zenith National Insurance
  Corp. .......................    4,447        209,409
                                           ------------
                                              8,967,087
                                           ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ...........    7,774        128,193
                                           ------------
IT SERVICES -- 1.3%
BearingPoint, Inc. (a).........   24,104        176,200
Convergys Corp. (a)............   16,256        394,045
CSG Systems International, Inc.
  (a)..........................    5,246        139,072
EnerNOC, Inc. (a)..............      442         16,854
Forrester Research, Inc. (a)...    1,775         49,931
Gevity HR, Inc. ...............    2,495         48,228
infoUSA, Inc. .................    3,932         40,185
Mantech International Corp.
  (a)..........................    2,181         67,240
MAXIMUS, Inc. .................    2,592        112,441
MPS Group, Inc. (a)............   12,367        165,347
Unisys Corp. (a)...............   41,066        375,343
                                           ------------
                                              1,584,886
                                           ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Callaway Golf Co. .............    8,053        143,424
JAKKS Pacific, Inc. (a)........    3,296         92,749
K2, Inc. (a)...................    5,934         90,138
Nautilus Group, Inc. ..........    3,760         45,270
Polaris Industries, Inc. ......    4,192        227,039
                                           ------------
                                                598,620
                                           ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Cambrex Corp. .................    3,244         43,048
PerkinElmer, Inc. .............   14,343        373,778
                                           ------------
                                                416,826
                                           ------------
MACHINERY -- 5.6%
AGCO Corp. (a).................   10,878        472,214
Albany International Corp.
  (Class A)....................    2,988        120,835
Astec Industries, Inc. (a).....    2,034         85,876
Barnes Group, Inc. ............    4,989        158,052
Blount International, Inc.
  (a)..........................    4,473         58,507
Briggs & Stratton Corp. .......    5,911        186,551
Cascade Corp. .................    1,221         95,775
CIRCOR International, Inc. ....    1,915         77,423
Crane Co. .....................    6,159        279,927
EnPro Industries, Inc. (a).....    2,536        108,515
Federal Signal Corp. ..........    5,683         90,132
Flowserve Corp. ...............    6,729        481,796
Freightcar America, Inc. ......    1,446         69,177
Harsco Corp. ..................    9,943        517,036
IDEX Corp. ....................    9,489        365,706
Kaydon Corp. ..................    3,329        173,508
Kennametal, Inc. ..............    4,561        374,139
Lincoln Electric Holdings,
  Inc. ........................    4,818        357,688
Lindsay Manufacturing Co. .....    1,316         58,286
Mueller Industries, Inc. ......    4,415        152,053
NACCO Industries, Inc. ........      632         98,270
Nordson Corp. .................    3,621        181,629
Robbins & Myers, Inc. .........    1,625         86,336
Tecumseh Products Co. (Class A)
  (a)..........................    1,980         31,106
Tennant Co. ...................    1,952         71,248
The Greenbrier Cos., Inc. .....    1,779         53,761
The Manitowoc Co., Inc. .......    7,366        592,079
The Timken Co. ................    8,939        322,787
Trinity Industries, Inc. ......    9,410        409,711
Valmont Industries, Inc. ......    2,157        156,943
Wabash National Corp. .........    3,430         50,181
Wabtec Corp. ..................    5,796        211,728
Watts Water Technologies,
  Inc. ........................    3,610        135,267
Xerium Technologies, Inc. .....    2,455         18,707
                                           ------------
                                              6,702,949
                                           ------------
MARINE -- 0.5%
Alexander & Baldwin, Inc. .....    5,080        269,799
Eagle Bulk Shipping, Inc. .....    4,921        110,279
Genco Shipping & Trading,
  Ltd. ........................    2,492        102,820
Horizon Lines, Inc. ...........    2,901         95,037
TBS International Ltd (a)......    1,268         36,011
                                           ------------
                                                613,946
                                           ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

MEDIA -- 2.1%
Belo Corp. ....................   10,835   $    223,093
Carmike Cinemas, Inc. .........    1,432         31,447
Catalina Marketing Corp. ......    4,330        136,395
Cinemark Holdings, Inc. (a)....    3,347         59,878
Citadel Broadcasting Corp. ....   22,094        142,506
Courier Corp. .................    1,314         52,560
Cox Radio, Inc. (Class A) (a)..    4,284         61,004
Cumulus Media, Inc. (a)........    4,054         37,905
Emmis Communications Corp. ....    3,836         35,330
Entercom Communications
  Corp. .......................    3,844         95,677
Fisher Communications, Inc.
  (a)..........................      746         37,889
GateHouse Media, Inc. .........    2,018         37,434
Hearst-Argyle Television,
  Inc. ........................    2,964         71,432
Journal Communications, Inc. ..    5,600         72,856
Journal Register Co. ..........    4,743         21,249
Lee Enterprises, Inc. .........    4,978        103,841
Lin TV Corp. (Class A) (a).....    3,244         61,020
McClatchy Co. (Class A)........    6,549        165,755
Media General, Inc. (Class A)..    2,656         88,365
Meredith Corp. ................    4,544        279,910
Radio One, Inc. (Class A) (a)..    9,675         68,402
RCN Corp. (a)..................    4,366         82,037
Regal Entertainment Group......    9,213        202,041
Scholastic Corp. (a)...........    4,089        146,959
Sinclair Broadcast Group,
  Inc. ........................    5,432         77,243
Sun-Times Media Group, Inc. ...    7,142         37,496
Westwood One, Inc. ............    8,428         60,597
World Wrestling Entertainment,
  Inc. (Class A)...............    2,239         35,802
                                           ------------
                                              2,526,123
                                           ------------
METALS & MINING -- 3.4%
AMCOL International Corp. .....    3,051         83,323
Brush Engineered Materials,
  Inc. (a).....................    2,446        102,708
Carpenter Technology Corp. ....    3,000        390,930
Century Aluminum Co. (a).......    3,703        202,295
Chaparral Steel Co. ...........    5,053        363,159
Cleveland-Cliffs, Inc. ........    4,905        380,971
Commercial Metals Co. .........   13,961        471,463
Compass Minerals International,
  Inc. ........................    3,860        133,788
Haynes International, Inc.
  (a)..........................    1,228        103,680
Kaiser Aluminum Corp. (a)......    1,719        125,281
Quanex Corp. ..................    4,363        212,478
Reliance Steel & Aluminum
  Co. .........................    7,302        410,810
RTI International Metals, Inc.
  (a)..........................    2,760        208,021
Ryerson Tull, Inc. ............    2,871        108,093
Schnitzer Steel Industries,
  Inc. (Class A)...............    2,562        122,822
Steel Dynamics, Inc. ..........   11,191        469,015
Stillwater Mining Co. (a)......    5,271         58,034
Worthington Industries, Inc. ..    8,330        180,344
                                           ------------
                                              4,127,215
                                           ------------
MULTI-UTILITIES -- 2.0%
Aquila, Inc. (a)...............   44,962        183,895
Avista Corp. ..................    6,328        136,368
Black Hills Corp. .............    4,443        176,609
CH Energy Group, Inc. .........    1,930         86,792
CMS Energy Corp. ..............   26,621        457,881
NorthWestern Corp. ............    4,244        135,002
OGE Energy Corp. ..............   10,771        394,757
PNM Resources, Inc. ...........    8,131        225,961
Puget Energy, Inc. ............   13,785        333,321
Vectren Corp. .................    8,964        241,401
                                           ------------
                                              2,371,987
                                           ------------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (a).............   13,386        393,816
Dillard's, Inc. (Class A)......    7,781        279,571
Saks, Inc. ....................   14,437        308,230
Tuesday Morning Corp. .........    3,524         43,557
                                           ------------
                                              1,025,174
                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 5.6%
Alliance Resource Partners LP..    2,481        103,954
Atlas Pipeline Holdings LP.....      405         16,949
Atlas Pipeline Partners LP.....    1,546         83,901
Boardwalk Pipeline Partners
  LP...........................    2,505         88,877
BP Prudhoe Bay Royalty Trust...    2,524        182,132
Buckeye Partners LP............    4,604        236,277
Calumet Specialty Products
  Partners LP..................    1,379         67,019
Cimarex Energy Co. ............    9,750        384,248
Copano Energy LLC..............    4,532        193,381
Crosstex Energy LP.............    2,017         71,119
DCP Midstream Partners LP......    1,270         59,207
Dorchester Minerals LP.........    3,151         69,322
Double Hull Tankers, Inc. .....    3,078         47,986
Enbridge Energy Management LLC
  (a)..........................    1,321         73,503
Evergreen Energy, Inc. (a).....    8,891         53,613
Forest Oil Corp. (a)...........    9,193        388,496
General Maritime Corp. ........    3,196         85,589
Harvest Natural Resources, Inc.
  (a)..........................    4,460         53,119
Holly Energy Partners LP.......      912         46,421
Hugoton Royalty Trust..........    4,796        121,003
Inergy Holdings LP.............    1,266         64,427
Inergy LP......................    4,938        178,756
Linn Energy LLC................    5,117        168,401
Magellan Midstream Partners
  LP...........................    7,828        364,628
Markwest Energy Partners LP....    3,414        118,807
Massey Energy Co. .............    8,919        237,691
Natural Resource Partners LP...    3,769        143,373
NuStar Energy LP...............    4,317        295,715
Overseas Shipholding Group,
  Inc. ........................    3,596        292,714
Penn Virginia Resource Partners
  LP...........................    2,693         83,752
Petrohawk Energy Corp. (a).....   19,649        311,633
Regency Energy Partners LP.....    2,851         94,596
Ship Finance International,
  Ltd. ........................    5,794        171,966
Stone Energy Corp. (a).........    3,160        108,262
Sunoco Logistics Partners LP...    1,920        115,354
Swift Energy Co. (a)...........    3,592        153,594
TC Pipelines LP................    1,931         76,139
Teekay LNG Partners LP.........    1,436         51,811
Teekay Shipping Corp. .........    5,038        291,751
TEPPCO Partners LP.............    8,624        382,561
U.S. Shipping Partners LP......    1,055         21,733
Uranium Resources Inc. (a).....    6,209         68,485
USEC, Inc. (a).................   10,394        228,460
Whiting Petroleum Corp. (a)....    4,360        176,667
Williams Partners LP...........    2,733        131,949
                                           ------------
                                              6,759,341
                                           ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

PAPER & FOREST PRODUCTS -- 0.7%
Bowater, Inc. .................    6,630   $    165,418
Buckeye Technologies, Inc.
  (a)..........................    4,475         69,228
Deltic Timber Corp. ...........    1,323         72,527
Glatfelter.....................    5,298         72,000
Louisiana-Pacific Corp. .......   12,295        232,621
Neenah Paper, Inc. ............    1,829         75,465
Schweitzer-Mauduit
  International, Inc. .........    1,828         56,668
Wausau-Mosinee Paper Corp. ....    6,030         80,802
                                           ------------
                                                824,729
                                           ------------
PERSONAL PRODUCTS -- 0.1%
Nu Skin Enterprises, Inc.
  (Class A)....................    6,162        101,673
Playtex Products, Inc. (a).....    5,452         80,744
                                           ------------
                                                182,417
                                           ------------
PHARMACEUTICALS -- 0.4%
Alpharma, Inc. (Class A).......    5,087        132,313
KV Pharmaceutical Co. (Class A)
  (a)..........................    4,971        135,410
Perrigo Co. ...................    9,228        180,684
                                           ------------
                                                448,407
                                           ------------
REAL ESTATE INVESTMENT TRUSTS -- 11.6%
Acadia Realty Trust............    3,552         92,174
Alexandria Real Estate
  Equities, Inc. ..............    3,478        336,740
American Campus Communities,
  Inc. ........................    2,726         77,119
American Financial Realty
  Trust........................   15,276        157,648
American Home Mortgage
  Investment Corp. ............    5,830        107,155
Annaly Mortgage Management,
  Inc. ........................   31,261        450,784
Anthracite Capital, Inc. ......    6,827         79,876
Arbor Realty Trust, Inc. ......    2,203         56,859
Ashford Hospitality Trust,
  Inc. ........................   14,462        170,073
Brandywine Realty Trust........   10,299        294,345
BRE Properties, Inc. (Class
  A)...........................    6,051        358,764
Capital Lease Funding, Inc. ...    5,172         55,599
Capital Trust, Inc. (Class A)..    1,993         68,041
CBL & Associates Properties,
  Inc. ........................    7,710        277,946
CBRE Realty Finance, Inc. .....    3,599         42,792
Cedar Shopping Centers, Inc. ..    5,102         73,214
Colonial Properties Trust......    5,493        200,220
Cousins Properties, Inc. ......    4,968        144,122
Crescent Real Estate Equities
  Co. .........................   11,466        257,297
Crystal River Capital, Inc. ...    2,965         71,990
DCT Industrial Trust, Inc. ....   20,236        217,739
Deerfield Triarc Capital
  Corp. .......................    4,871         71,263
DiamondRock Hospitality Co. ...   11,278        215,184
Douglas Emmett, Inc. ..........   12,172        301,135
EastGroup Properties, Inc. ....    2,867        125,632
Education Realty Trust, Inc. ..    3,177         44,573
Entertainment Properties
  Trust........................    3,184        171,236
Equity Inns, Inc. .............    6,442        144,301
Equity Lifestyle Properties,
  Inc. ........................    2,561        133,659
Equity One, Inc. ..............    4,503        115,052
Essex Property Trust, Inc. ....    3,057        355,529
Extra Space Storage, Inc. .....    7,722        127,413
FelCor Lodging Trust, Inc. ....    7,474        194,548
First Industrial Realty Trust,
  Inc. ........................    5,317        206,087
Franklin Street Properties
  Corp. .......................    7,678        126,994
Friedman, Billings, Ramsey
  Group, Inc. .................   19,202        104,843
Getty Realty Corp. ............    2,049         53,848
Glimcher Realty Trust..........    4,353        108,825
GMH Communities Trust..........    4,606         44,632
Gramercy Capital Corp./New
  York.........................    2,445         67,335
Health Care REIT, Inc. ........    9,283        374,662
Healthcare Realty Trust,
  Inc. ........................    5,709        158,596
Highland Hospitality Corp. ....    6,909        132,653
Highwoods Properties, Inc. ....    6,708        251,550
Home Properties, Inc. .........    3,922        203,669
HRPT Properties Trust..........   25,120        261,248
Impac Mortgage Holdings,
  Inc. ........................    8,405         38,747
Inland Real Estate Corp. ......    6,952        118,045
Innkeepers USA Trust...........    5,623         99,696
Investors Real Estate Trust....    5,718         59,067
JER Investors Trust, Inc. .....    2,991         44,865
Kilroy Realty Corp. ...........    3,823        270,821
Kite Realty Group Trust........    3,432         65,277
LaSalle Hotel Properties.......    4,715        204,725
Lexington Corporate Properties
  Trust........................    7,408        154,086
LTC Properties, Inc. ..........    2,543         57,853
Luminent Mortgage Capital,
  Inc. ........................    5,532         55,818
Medical Properties Trust,
  Inc. ........................    5,809         76,853
Meruelo Maddux Properties, Inc.
  (a)..........................    4,289         34,998
MFA Mortgage Investments,
  Inc. ........................    9,358         68,126
Mid-America Apartment
  Communities, Inc. ...........    2,974        156,076
National Health Investors,
  Inc. ........................    3,051         96,778
National Retail Properties,
  Inc. ........................    7,739        169,175
Nationwide Health Properties,
  Inc. ........................   10,507        285,790
Newcastle Investment Corp. ....    6,225        156,061
NorthStar Realty Finance
  Corp. .......................    6,988         87,420
Omega Healthcare Investors,
  Inc. ........................    7,846        124,202
Parkway Properties, Inc. ......    1,852         88,952
Pennsylvania Real Estate
  Investment Trust.............    4,362        193,367
Post Properties, Inc. .........    5,174        269,721
Potlatch Corp. ................    4,634        199,494
PS Business Parks, Inc. .......    1,934        122,558
RAIT Investment Trust..........    7,610        198,012
Ramco-Gershenson Properties
  Trust........................    2,027         72,830
Rayonier, Inc. ................    9,205        415,514
Realty Income Corp. ...........   11,965        301,398
Redwood Trust, Inc. ...........    3,060        148,043
Saul Centers, Inc. ............    1,323         59,998
Senior Housing Properties
  Trust........................    9,863        200,712
Sovran Self Storage, Inc. .....    2,423        116,692
Spirit Finance Corp. ..........   13,561        197,448
Strategic Hotels & Resorts,
  Inc. ........................    8,773        197,305
Sun Communities, Inc. .........    1,986         59,123
Sunstone Hotel Investors,
  Inc. ........................    7,367        209,149
Tanger Factory Outlet Centers,
  Inc. ........................    3,649        136,655
Taubman Centers, Inc. .........    6,341        314,577
U-Store-It Trust...............    5,588         91,587
Universal Health Realty Income
  Trust........................    1,319         43,923
Urstadt Biddle Properties
  (Class A)....................    2,238         38,068
Washington Real Estate
  Investment Trust.............    5,523        187,782
                                           ------------
                                             13,972,351
                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Tejon Ranch Co. (a)............    1,510         66,742
                                           ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

ROAD & RAIL -- 1.9%
Amerco, Inc. (a)...............      888   $     67,044
Arkansas Best Corp. ...........    2,739        106,739
Avis Budget Group, Inc. (a)....   12,037        342,212
Con-way, Inc. .................    5,434        273,004
Dollar Thrifty Automotive Group
  (a)..........................    2,619        106,960
Kansas City Southern (a).......    9,102        341,689
Laidlaw International, Inc. ...    9,599        331,645
Ryder Systems, Inc. ...........    7,164        385,423
Werner Enterprises, Inc. ......    6,224        125,414
YRC Worldwide, Inc. (a)........    6,927        254,914
                                           ------------
                                              2,335,044
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
Actel Corp. (a)................    3,087         42,940
Axcelis Technologies, Inc.
  (a)..........................   12,015         77,977
Cohu, Inc. ....................    2,558         56,916
Entegris, Inc. (a).............   15,861        188,429
Fairchild Semiconductor
  International, Inc. (a)......   14,581        281,705
Integrated Device Technology,
  Inc. (a).....................   23,182        353,989
Lattice Semiconductor Corp.
  (a)..........................   13,645         78,049
MKS Instruments, Inc. (a)......    5,990        165,923
Photronics, Inc. (a)...........    4,619         68,731
Standard Microsystems Corp.
  (a)..........................    2,752         94,504
TriQuint Semiconductor, Inc.
  (a)..........................   16,464         83,308
Veeco Instruments, Inc. (a)....    3,483         72,237
                                           ------------
                                              1,564,708
                                           ------------
SOFTWARE -- 0.7%
Aspen Technology, Inc. (a).....    6,677         93,478
Compuware Corp. (a)............   38,249        453,633
MSC Software Corp. (a).........    4,742         64,207
Sybase, Inc. (a)...............   10,889        260,138
                                           ------------
                                                871,456
                                           ------------
SPECIALTY RETAIL -- 2.0%
Asbury Automotive Group,
  Inc. ........................    3,826         95,459
Barnes & Noble, Inc. ..........    6,270        241,207
Blockbuster, Inc. (Class A)
  (a)..........................   20,727         89,333
Borders Group, Inc. ...........    6,909        131,686
Brown Shoe Co., Inc. ..........    5,086        123,692
Buckle, Inc. ..................    1,750         68,950
CSK Auto Corp. (a).............    5,277         97,097
DEB Shops, Inc. ...............      602         16,645
Group 1 Automotive, Inc. ......    2,880        116,179
Jo-Ann Stores, Inc. (a)........    2,947         83,783
Lithia Motors, Inc. (Class A)..    1,909         48,374
OfficeMax, Inc. ...............    8,785        345,250
Payless ShoeSource, Inc. (a)...    7,752        244,576
Pier 1 Imports, Inc. ..........    9,356         79,432
Sonic Automotive, Inc. (Class
  A)...........................    3,668        106,262
Talbots, Inc. .................    2,673         66,905
The Cato Corp. (Class A).......    3,784         83,021
The Pep Boys -- Manny, Moe &
  Jack.........................    4,938         99,550
United Auto Group, Inc. .......    4,897        104,257
Zale Corp. (a).................    5,726        136,336
                                           ------------
                                              2,377,994
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Columbia Sportswear Co. .......    1,864        128,020
Hanesbrands, Inc. (a)..........   11,469        310,007
Kellwood Co. ..................    2,792         78,511
Kenneth Cole Productions, Inc.
  (Class A)....................    1,433         35,395
Movado Group, Inc. ............    2,245         75,747
Oxford Industries, Inc. .......    1,887         83,670
Phillips-Van Heusen Corp. .....    6,511        394,371
Skechers USA, Inc. (a).........    3,806        111,135
Stride Rite Corp. .............    4,328         87,685
UniFirst Corp. ................    1,664         73,299
Wolverine World Wide, Inc. ....    6,500        180,115
                                           ------------
                                              1,557,955
                                           ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Accredited Home Lenders Holding
  Co. (a)......................    2,641         36,102
Anchor Bancorp Wisconsin,
  Inc. ........................    2,498         65,423
Bank Mutual Corp. .............    6,526         75,245
BankAtlantic Bancorp, Inc.
  (Class A)....................    5,687         48,965
BankUnited Financial Corp. ....    4,410         88,509
Brookline Bancorp, Inc. .......    7,302         84,046
Capitol Federal Financial......    2,537         93,666
Centerline Holding Co. ........    6,181        111,258
Charter Financial Corp. .......      500         25,500
City Bank......................    1,671         52,653
Clifton Savings Bancorp,
  Inc. ........................    1,610         17,452
Corus Bankshares, Inc. ........    3,977         68,643
Dime Community Bancshares......    4,039         53,274
Downey Financial Corp. ........    2,447        161,453
First Busey Corp. .............    1,927         38,521
First Financial Holdings,
  Inc. ........................    1,422         46,514
First Niagara Financial Group,
  Inc. ........................   12,870        168,597
First Place Financial Corp. ...    2,027         42,810
FirstFed Financial Corp. (a)...    1,958        111,077
Flagstar Bancorp, Inc. ........    4,373         52,695
Flushing Financial Corp. ......    2,322         37,291
Fremont General Corp. .........    8,059         86,715
IndyMac Bancorp, Inc. .........    8,613        251,241
Kearny Financial Corp. ........    2,532         34,131
MAF Bancorp, Inc. .............    3,721        201,901
Northwest Bancorp, Inc. .......    2,434         63,625
OceanFirst Financial Corp. ....    1,015         17,864
Partners Trust Financial Group,
  Inc. ........................    4,909         51,545
PFF Bancorp, Inc. .............    2,624         73,288
Provident Financial Services,
  Inc. ........................    7,492        118,074
Provident New York Bancorp.....    4,919         66,456
Roma Financial Corp. ..........    1,150         19,056
TierOne Corp. .................    1,935         58,243
Triad Guaranty, Inc. (a).......    1,431         57,140
TrustCo Bank Corp. NY..........    8,867         87,606
United Community Financial
  Corp. .......................    3,250         32,435
Washington Federal, Inc. ......   10,215        248,327
Wauwatosa Holdings, Inc. (a)...    1,216         20,113
WSFS Financial Corp. ..........      744         48,680
                                           ------------
                                              3,016,134
                                           ------------
TOBACCO -- 0.2%
Universal Corp. ...............    3,046        185,562
Vector Group, Ltd. ............    3,615         81,446
                                           ------------
                                                267,008
                                           ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Applied Industrial
  Technologies, Inc. ..........    4,796        141,482
BlueLinx Holdings, Inc. .......    1,428         14,980

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----

GATX Corp. ....................    5,391   $    265,507
Kaman Corp. (Class A)..........    2,689         83,870
Lawson Products, Inc. .........      446         17,260
TAL International Group,
  Inc. ........................    2,016         59,895
UAP Holding Corp. .............    4,711        141,990
United Rentals, Inc. (a).......    8,712        283,488
Watsco, Inc. ..................    2,969        161,514
                                           ------------
                                              1,169,986
                                           ------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Interpool, Inc. ...............    1,464         39,382
Macquarie Infrastructure Co
  LLC..........................    4,132        171,395
                                           ------------
                                                210,777
                                           ------------
WATER UTILITIES -- 0.5%
American States Water Co. .....    2,038         72,491
Aqua America, Inc. ............   15,563        350,012
California Water Service
  Group........................    2,284         85,627
SJW Corp. .....................    1,519         50,583
                                           ------------
                                                558,713
                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
USA Mobility, Inc. (a).........    2,950         78,942
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $106,579,161)..........             119,664,100
                                           ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $281,024)..............  281,024        281,024
                                           ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $106,860,185)..........             119,945,124
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                 144,721
                                           ------------
NET ASSETS -- 100.0%...........            $120,089,845
                                           ============




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SPDR(R) Series Trust


By:   /s/ James Ross
      --------------------------------------
      James Ross
      President and Principal Executive Officer


Date: August 23, 2007
      --------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:   /s/ Gary L. French
      --------------------------------------
      Gary L. French
      Treasurer and Principal Financial Officer


Date: August 23, 2007
      --------------------------------------